UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard Total International Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	131
Liquidity Risk Management	132

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,051.70	$0.66
ETF Shares	1,000.00	1,051.90	0.36
Admiral™ Shares	1,000.00	1,051.80	0.56
Institutional Shares	1,000.00	1,052.00	0.36
Based on Hypothetical 5% Yearly Return
Total International Bond Index Fund
Investor Shares	$1,000.00	$1,024.22	$0.65
ETF Shares	1,000.00	1,024.52	0.35
Admiral Shares	1,000.00	1,024.32	0.55
Institutional Shares	1,000.00	1,024.52	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Total International Bond Index Fund
Fund Allocation
As of April 30, 2024
Japan	12.7%
France	12.3
Germany	10.9
Italy	7.9
United Kingdom	7.0
Canada	6.8
Spain	5.7
Supranational	4.6
Australia	3.4
United States	3.2
South Korea	2.9
Netherlands	2.8
Belgium	2.3
Switzerland	1.6
Austria	1.4
China	1.2
Sweden	1.2
Indonesia	1.1
Other	11.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Total International Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,251)	5.625%	6/7/32	GBP	716	929
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $464)	5.952%	10/22/37	GBP	296	370
Corporate Bonds (21.3%)
Australia (0.6%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	5,000	2,921
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	800	524
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,543	2,495
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,309	4,360
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	1,000	918
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	9,000	8,578
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,047
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	4,608	3,869
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	5,176	4,511
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,710	1,768
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	1,010	592
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,269	2,278
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	650	407
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,410	864
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	3,160	1,747
	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	AUD	2,630	1,717
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	1,500	1,476
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,665
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	3,500	2,289
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	6,030	3,884
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	20,630	13,278
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	5,600	5,528
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	9,135	5,944
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	200,000	1,271
	Australia & New Zealand Banking Group Ltd.	6.405%	9/20/34	AUD	7,532	4,954
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	4,653	4,906
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	7,299	6,823
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	1,545	1,553
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	2,859	3,016
	Brisbane Airport Corp Pty Ltd.	5.900%	3/8/34	AUD	10,000	6,406
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	2,800	2,545
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	2,610	1,457
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	1,860	973
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	3,269	3,260
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,376	4,009
	Commonwealth Bank of Australia	4.400%	8/18/27	AUD	10,000	6,354
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,766
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	15,000	9,700
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	9,250	5,955
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	5,087	4,821
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	20,000	17,924
	Commonwealth Bank of Australia	4.946%	4/14/32	AUD	1,310	829
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	20,000	13,384
	Computershare US Inc.	3.147%	11/30/27	AUD	3,000	1,778
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	2,700	1,391
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,460	930
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	3,720	1,881
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,800	1,010
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	1,800	1,059
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,490	1,359
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	6,070	5,827
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	4,429	3,689
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	3,524	4,203
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	106
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	200	201
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	2,810	1,613
ING Bank Australia Ltd.	4.500%	5/26/29	AUD	3,000	1,866
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	930	545
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	2,980	1,542
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,550	1,617
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	1,490	861
Macquarie Group Ltd.	0.350%	3/3/28	EUR	11,316	10,667
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	4,685
Macquarie Group Ltd.	4.080%	5/31/29	GBP	3,700	4,345
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,495	974
Macquarie Group Ltd.	0.950%	5/21/31	EUR	2,214	1,960
National Australia Bank Ltd.	0.300%	10/31/25	CHF	5,045	5,396
National Australia Bank Ltd.	0.875%	2/19/27	EUR	6,087	6,033
National Australia Bank Ltd.	2.900%	2/25/27	AUD	9,086	5,558
National Australia Bank Ltd.	4.400%	5/12/28	AUD	16,716	10,562
National Australia Bank Ltd.	2.125%	5/24/28	EUR	10,000	10,111
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,431
National Australia Bank Ltd.	5.400%	11/16/28	AUD	10,000	6,566
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	25,556
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,098	2,905
National Australia Bank Ltd.	1.699%	9/15/31	GBP	2,214	2,478
National Australia Bank Ltd.	6.322%	8/3/32	AUD	5,000	3,287
National Australia Bank Ltd.	6.163%	3/9/33	AUD	5,640	3,687
NBN Co. Ltd.	2.150%	6/2/28	AUD	4,650	2,668
NBN Co. Ltd.	4.125%	3/15/29	EUR	8,500	9,279
NBN Co. Ltd.	2.200%	12/16/30	AUD	3,730	1,968
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,661
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	1,160	661
Network Finance Co. Pty Ltd.	6.061%	6/19/30	AUD	1,370	899
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	2,240	1,259
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	1,250	661
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,599	2,392
Pacific National Finance Pty Ltd.	3.800%	9/8/31	AUD	5,000	2,604
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,280	7,102
Qantas Airways Ltd.	2.950%	11/27/29	AUD	740	407
Qantas Airways Ltd.	5.250%	9/9/30	AUD	2,530	1,559
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,591	3,103
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	2,539	2,520
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	1,958	1,867
Stockland Trust	1.625%	4/27/26	EUR	4,785	4,819
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	400	249
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	9,000	9,857
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	890	561
Telstra Group Ltd.	1.125%	4/14/26	EUR	10,255	10,417
Telstra Group Ltd.	1.375%	3/26/29	EUR	1,263	1,221
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,543	2,346
Telstra Group Ltd.	5.650%	3/6/34	AUD	8,000	5,122
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,631	7,802
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	1,213	855
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	9,539	9,732
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	3,500	3,814
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	2,160	1,168
University of Technology Sydney	3.750%	7/20/27	AUD	220	136
Vicinity Centres Trust	3.375%	4/7/26	GBP	590	705
Vicinity Centres Trust	1.125%	11/7/29	EUR	1,512	1,371
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	285
Wesfarmers Ltd.	0.954%	10/21/33	EUR	8,836	7,380
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	3,360	1,835
Westpac Banking Corp.	4.125%	6/4/26	AUD	700	445
Westpac Banking Corp.	1.079%	4/5/27	EUR	8,921	8,873
Westpac Banking Corp.	0.875%	4/17/27	EUR	100	99
5

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,690	5,600
	Westpac Banking Corp.	5.300%	11/11/27	AUD	15,000	9,799
	Westpac Banking Corp.	4.800%	2/16/28	AUD	5,000	3,210
	Westpac Banking Corp.	1.450%	7/17/28	EUR	418	410
	Westpac Banking Corp.	5.000%	9/19/28	AUD	7,900	5,099
	Westpac Banking Corp.	0.010%	9/22/28	EUR	19,280	17,723
	Westpac Banking Corp.	5.000%	1/15/29	AUD	10,000	6,450
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	10,811
	Westpac Banking Corp.	1.375%	5/17/32	EUR	5,087	4,658
	Westpac Banking Corp.	6.491%	6/23/33	AUD	6,000	3,970
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	2,980	1,729
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	9,300	8,484
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	7,340	4,068
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	2,180	1,384
						522,342
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	35,800	34,750
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	9,768
	Borealis AG	1.750%	12/10/25	EUR	225	232
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,119
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,600	7,654
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,100	7,843
	Erste Group Bank AG	0.010%	9/11/29	EUR	16,500	14,738
	Erste Group Bank AG	0.250%	9/14/29	EUR	2,200	1,961
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,430
	Erste Group Bank AG	2.875%	1/9/31	EUR	10,000	10,370
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,133
	Erste Group Bank AG	0.875%	11/15/32	EUR	6,000	5,647
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,600	6,397
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,556
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	18,200	17,825
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,283
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	5,124	5,480
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,536	1,570
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	5,362	5,814
	OMV AG	1.000%	12/14/26	EUR	1,767	1,771
	OMV AG	1.875%	12/4/28	EUR	2,327	2,317
	OMV AG	2.375%	4/9/32	EUR	7,683	7,594
	OMV AG	2.875%	Perpetual	EUR	3,300	3,188
	OMV AG	6.250%	Perpetual	EUR	1,690	1,851
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	1,400	1,491
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,100	3,026
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	400	372
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,593
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	2,500	2,746
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	2,500	2,380
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	4,800	5,258
	Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen	0.500%	9/17/25	EUR	2,500	2,555
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	37,400	37,291
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,000	5,680
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	12,354
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	7,000	7,482
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,248
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,836
	UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,472
	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	700	765
						266,330
Belgium (0.5%)
	AG Insurance SA	3.500%	6/30/47	EUR	3,400	3,500
	Ageas SA	3.250%	7/2/49	EUR	1,700	1,682
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	5,071	3,244
	Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,745	7,055
	Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	2,970	3,121
	Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	13,411	13,450
	Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	10,638	10,572
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	9,861	10,103
	Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,568	11,768
	Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	461	442
	Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	14,558	13,803
	Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	16,127	16,409
	Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,599	2,712
	Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,541	3,258
	Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	12,495	12,145
	Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	1,700	1,663
	Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	9,527	9,962
	Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	757
	Argenta Spaarbank NV	1.000%	10/13/26	EUR	7,100	7,238
	Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,283
	Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,321
	Belfius Bank SA	0.375%	9/2/25	EUR	5,000	5,096
	Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,016
	Belfius Bank SA	3.125%	5/11/26	EUR	6,000	6,258
	Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,933
	Belfius Bank SA	0.125%	2/8/28	EUR	6,300	5,912
	Belfius Bank SA	5.250%	4/19/33	EUR	5,000	5,435
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,848
	Cofinimmo SA	1.000%	1/24/28	EUR	1,800	1,710
	Cofinimmo SA	0.875%	12/2/30	EUR	1,500	1,266
	Crelan SA	6.000%	2/28/30	EUR	5,000	5,679
	Elia Group SA	1.500%	9/5/28	EUR	1,200	1,171
	Elia Transmission Belgium SA	1.375%	1/14/26	EUR	9,300	9,540
	Elia Transmission Belgium SA	3.250%	4/4/28	EUR	200	211
	Elia Transmission Belgium SA	3.000%	4/7/29	EUR	300	309
	Elia Transmission Belgium SA	0.875%	4/28/30	EUR	13,700	12,430
	Elia Transmission Belgium SA	3.625%	1/18/33	EUR	4,000	4,239
	Elia Transmission Belgium SA	3.750%	1/16/36	EUR	4,000	4,229
	Euroclear Bank SA	0.125%	7/7/25	EUR	4,600	4,703
	Euroclear Bank SA	3.625%	10/13/27	EUR	4,000	4,271
	Euroclear Investments SA	1.125%	12/7/26	EUR	8,000	8,041
	Euroclear Investments SA	2.625%	4/11/48	EUR	5,000	4,964
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	3,000	3,050
	FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,636
	FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	1,800	1,843
	FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	5,200	4,484
	FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	10,500	8,914
	FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	3,000	3,241
	FLUVIUS System Operator CVBA	3.875%	5/9/33	EUR	5,000	5,340
	Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	3,000	3,136
	ING Belgium SA	0.625%	5/30/25	EUR	6,700	6,918
	ING Belgium SA	0.750%	9/28/26	EUR	5,900	5,905
	ING Belgium SA	1.500%	5/19/29	EUR	5,800	5,683
	ING Belgium SA	0.010%	2/20/30	EUR	15,000	13,296
	KBC Bank NV	0.000%	12/3/25	EUR	29,000	29,297
	KBC Bank NV	0.750%	10/24/27	EUR	3,600	3,516
	KBC Group NV	0.125%	9/10/26	EUR	5,000	5,071
	KBC Group NV	0.750%	1/21/28	EUR	21,400	21,085
	KBC Group NV	5.500%	9/20/28	GBP	3,000	3,736
	KBC Group NV	0.125%	1/14/29	EUR	15,100	14,059
	KBC Group NV	4.375%	4/19/30	EUR	9,000	9,769
	KBC Group NV	0.625%	12/7/31	EUR	1,000	971
	KBC Group NV	4.875%	4/25/33	EUR	4,000	4,304
	KBC Group NV	4.750%	4/17/35	EUR	3,500	3,741
	Syensqo SA	2.750%	12/2/27	EUR	4,100	4,245
	VGP NV	1.625%	1/17/27	EUR	1,900	1,867
	VGP NV	1.500%	4/8/29	EUR	3,300	2,947
						409,803
Canada (1.7%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,377	968
	407 International Inc.	2.430%	5/4/27	CAD	1,096	749
	407 International Inc.	3.140%	3/6/30	CAD	2,791	1,884
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,529	951
	407 International Inc.	3.430%	6/1/33	CAD	900	586
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
407 International Inc.	5.960%	12/3/35	CAD	1,250	981
407 International Inc.	5.750%	2/14/36	CAD	1,017	762
407 International Inc.	4.450%	11/15/41	CAD	2,550	1,713
407 International Inc.	4.190%	4/25/42	CAD	2,805	1,825
407 International Inc.	3.650%	9/8/44	CAD	5,102	3,045
407 International Inc.	3.830%	5/11/46	CAD	5,102	3,094
407 International Inc.	3.600%	5/21/47	CAD	3,507	2,047
407 International Inc.	3.720%	5/11/48	CAD	26	15
407 International Inc.	3.670%	3/8/49	CAD	1,019	597
407 International Inc.	2.840%	3/7/50	CAD	2,092	1,041
407 International Inc.	4.860%	7/31/53	CAD	2,000	1,410
407 International Inc.	4.890%	4/4/54	CAD	750	533
55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,623	2,064
Aeroports de Montreal	5.170%	9/17/35	CAD	1,848	1,346
Aeroports de Montreal	5.670%	10/16/37	CAD	946	724
Aeroports de Montreal	3.030%	4/21/50	CAD	1,962	1,019
Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,117
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	961	668
AIMCo Realty Investors LP	3.043%	6/1/28	CAD	1,019	691
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,714	3,747
Alberta Powerline LP	4.065%	12/1/53	CAD	3,422	2,083
Alberta Powerline LP	4.065%	3/1/54	CAD	527	320
Alectra Inc.	2.488%	5/17/27	CAD	5,585	3,811
Alectra Inc.	1.751%	2/11/31	CAD	4,200	2,534
Alectra Inc.	3.958%	7/30/42	CAD	800	506
Alectra Inc.	3.458%	4/12/49	CAD	1,118	632
Algonquin Power Co.	4.090%	2/17/27	CAD	1,100	772
Algonquin Power Co.	4.600%	1/29/29	CAD	1,155	814
Algonquin Power Co.	2.850%	7/15/31	CAD	1,196	740
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,484	2,487
Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	103
Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,582
Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	3,000	2,243
Allied Properties REIT	1.726%	2/12/26	CAD	1,496	1,001
Allied Properties REIT	3.113%	4/8/27	CAD	2,550	1,678
Allied Properties REIT	3.394%	8/15/29	CAD	1,267	783
Allied Properties REIT	3.117%	2/21/30	CAD	1,465	874
Allied Properties REIT	3.095%	2/6/32	CAD	1,496	829
AltaGas Ltd.	4.120%	4/7/26	CAD	1,200	857
AltaGas Ltd.	4.638%	5/15/26	CAD	1,400	1,008
AltaGas Ltd.	3.980%	10/4/27	CAD	1,525	1,072
AltaGas Ltd.	2.075%	5/30/28	CAD	1,520	990
AltaGas Ltd.	4.500%	8/15/44	CAD	1,074	653
AltaGas Ltd.	4.990%	10/4/47	CAD	863	557
AltaLink LP	4.872%	11/15/40	CAD	2,604	1,851
AltaLink LP	4.462%	11/8/41	CAD	1,223	827
AltaLink LP	3.990%	6/30/42	CAD	1,491	946
AltaLink LP	4.922%	9/17/43	CAD	1,529	1,091
AltaLink LP	4.054%	11/21/44	CAD	911	578
AltaLink LP	4.090%	6/30/45	CAD	813	517
AltaLink LP	3.717%	12/3/46	CAD	1,648	985
AltaLink LP	5.463%	10/11/55	CAD	2,000	1,554
ARC Resources Ltd.	2.354%	3/10/26	CAD	1,300	898
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,153	1,401
Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	342	250
Bank of Montreal	4.609%	9/10/25	CAD	2,550	1,845
Bank of Montreal	1.758%	3/10/26	CAD	3,485	2,395
Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,674
Bank of Montreal	1.551%	5/28/26	CAD	3,742	2,544
Bank of Montreal	3.375%	7/4/26	EUR	7,500	7,968
Bank of Montreal	1.000%	9/9/26	GBP	2,800	3,180
Bank of Montreal	2.700%	12/9/26	CAD	5,102	3,525
Bank of Montreal	3.650%	4/1/27	CAD	6,236	4,372
Bank of Montreal	4.309%	6/1/27	CAD	7,533	5,371
Bank of Montreal	4.709%	12/7/27	CAD	6,500	4,688
Bank of Montreal	3.190%	3/1/28	CAD	8,939	6,198
Bank of Montreal	5.039%	5/29/28	CAD	9,100	6,639
8

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	0.050%	6/8/29	EUR	14,781	13,327
Bank of Montreal	2.077%	6/17/30	CAD	4,184	2,931
Bank of Montreal	1.928%	7/22/31	CAD	4,513	3,053
Bank of Montreal	6.534%	10/27/32	CAD	2,800	2,115
Bank of Montreal	6.034%	9/7/33	CAD	4,000	2,987
Bank of Nova Scotia	5.500%	5/8/26	CAD	5,000	3,663
Bank of Nova Scotia	0.125%	9/4/26	EUR	5,938	5,822
Bank of Nova Scotia	1.850%	11/2/26	CAD	12,206	8,229
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,654	5,280
Bank of Nova Scotia	0.010%	1/14/27	EUR	5,087	4,943
Bank of Nova Scotia	2.950%	3/8/27	CAD	13,397	9,219
Bank of Nova Scotia	1.400%	11/1/27	CAD	6,029	3,918
Bank of Nova Scotia	0.010%	12/15/27	EUR	28,903	27,307
Bank of Nova Scotia	3.250%	1/18/28	EUR	38,000	40,276
Bank of Nova Scotia	3.100%	2/2/28	CAD	2,609	1,805
Bank of Nova Scotia	4.680%	2/1/29	CAD	9,000	6,468
Bank of Nova Scotia	3.934%	5/3/32	CAD	6,130	4,281
Bank of Nova Scotia	5.679%	8/2/33	CAD	3,500	2,582
BCI QuadReal Realty	1.747%	7/24/30	CAD	2,274	1,376
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,573	2,535
bcIMC Realty Corp.	3.000%	3/31/27	CAD	1,701	1,175
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,529	1,086
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,529	1,061
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	2,700	1,881
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	1,529	1,063
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	2,200	1,609
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,550	1,675
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	10,300	7,290
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	7,484	4,727
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	3,800	2,427
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,550	2,094
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/32	CAD	2,500	1,884
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	2,086	1,341
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	2,434	1,472
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	4,132	2,526
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,357	3,250
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,106	1,753
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	1,600	1,072
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	1,500	1,074
Bridging North America GP	4.341%	8/31/53	CAD	1,045	614
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	1,159	811
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	2,550	1,274
Brookfield Corp.	4.820%	1/28/26	CAD	6,855	4,960
Brookfield Corp.	3.800%	3/16/27	CAD	2,160	1,517
Brookfield Corp.	5.950%	6/14/35	CAD	600	451
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	3,700	2,659
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,166	1,522
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	2,499	1,670
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	3,500	2,603
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,819	1,098
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,100	824
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	1,402	1,008
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	930	679
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,704	1,934
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,990	1,389
Brookfield Renewable Partners ULC	4.250%	1/15/29	CAD	500	352
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,805	1,866
Brookfield Renewable Partners ULC	5.880%	11/9/32	CAD	1,100	831
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	1,300	939
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,990	1,184
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	896	448
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	3,290	2,284
Bruce Power LP	3.969%	6/23/26	CAD	2,550	1,813
Bruce Power LP	2.680%	12/21/28	CAD	1,200	795
Bruce Power LP	4.010%	6/21/29	CAD	1,403	981
Bruce Power LP	4.000%	6/21/30	CAD	2,021	1,395
Bruce Power LP	4.990%	12/21/32	CAD	900	648
9

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bruce Power LP	4.132%	6/21/33	CAD	2,245	1,508
Bruce Power LP	4.746%	6/21/49	CAD	2,005	1,336
CAE Inc.	5.541%	6/12/28	CAD	1,400	1,023
Calgary Airport Authority	3.199%	10/7/36	CAD	6,901	4,148
Calgary Airport Authority	3.341%	10/7/38	CAD	2,452	1,464
Cameco Corp.	2.950%	10/21/27	CAD	1,622	1,100
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	13,217	9,434
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	3,742	2,550
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,301	3,602
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	6,603	4,474
Canadian Imperial Bank of Commerce	4.900%	4/2/27	CAD	7,000	5,059
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	6,900	4,990
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	7,700	5,608
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	3,800	2,811
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	27,476	24,840
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,845	5,469
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	3,546	2,415
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	3,348	2,357
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	3,505	2,542
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	2,700	1,960
Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	3,130	2,266
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,549	1,797
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,403	967
Canadian National Railway Co.	4.150%	5/10/30	CAD	3,000	2,120
Canadian National Railway Co.	3.600%	8/1/47	CAD	5,098	2,947
Canadian National Railway Co.	3.600%	7/31/48	CAD	800	460
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,432	822
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,195	615
Canadian National Railway Co.	4.700%	5/10/53	CAD	3,200	2,180
Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,471	1,646
Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,166	752
Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	6,865	4,629
Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	2,618	1,776
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	892	735
Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	887	454
Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	1,000	732
Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	1,016	721
Canadian Utilities Ltd.	4.851%	6/3/52	CAD	1,380	949
Canadian Western Bank	1.926%	4/16/26	CAD	1,860	1,271
Canadian Western Bank	5.146%	9/2/27	CAD	1,500	1,089
Canadian Western Bank	1.818%	12/16/27	CAD	1,496	973
Canadian Western Bank	5.937%	12/22/32	CAD	1,000	723
Capital City Link General Partnership	4.386%	3/31/46	CAD	365	237
Capital Power Corp.	4.986%	1/23/26	CAD	854	617
Capital Power Corp.	5.378%	1/25/27	CAD	3,055	2,223
Capital Power Corp.	4.424%	2/8/30	CAD	1,069	739
Capital Power Corp.	3.147%	10/1/32	CAD	1,224	741
Capital Power Corp.	5.973%	1/25/34	CAD	1,665	1,220
CCL Industries Inc.	3.864%	4/13/28	CAD	825	569
Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,125	788
Cenovus Energy Inc.	3.500%	2/7/28	CAD	6,349	4,378
Central 1 Credit Union	4.648%	2/7/28	CAD	1,200	849
Central 1 Credit Union	2.391%	6/30/31	CAD	1,496	1,007
CGI Inc.	2.100%	9/18/28	CAD	4,361	2,834
Choice Properties REIT	2.848%	5/21/27	CAD	3,551	2,424
Choice Properties REIT	4.178%	3/8/28	CAD	2,550	1,789
Choice Properties REIT	3.532%	6/11/29	CAD	3,623	2,440
Choice Properties REIT	2.981%	3/4/30	CAD	1,496	964
Choice Properties REIT	6.003%	6/24/32	CAD	900	676
Choice Properties REIT	5.400%	3/1/33	CAD	1,700	1,222
Choice Properties REIT	5.699%	2/28/34	CAD	1,300	948
CI Financial Corp.	7.000%	12/2/25	CAD	930	684
Clover LP	4.216%	3/31/34	CAD	779	537
Clover LP	4.216%	6/30/34	CAD	751	516
Cogeco Communications Inc.	2.991%	9/22/31	CAD	1,796	1,116
Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,000	712
Concordia University	6.550%	9/2/42	CAD	1,529	1,275
10

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	835	532
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,911	1,278
	Crombie REIT	3.677%	8/26/26	CAD	1,529	1,071
	Crombie REIT	3.917%	6/21/27	CAD	917	640
	Crombie REIT	2.686%	3/31/28	CAD	892	589
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,493	955
	CT REIT	3.527%	6/9/25	CAD	2,346	1,669
	CT REIT	2.371%	1/6/31	CAD	1,019	609
	CU Inc.	4.543%	10/24/41	CAD	1,019	694
	CU Inc.	3.805%	9/10/42	CAD	3,591	2,213
	CU Inc.	4.722%	9/9/43	CAD	3,529	2,449
	CU Inc.	4.085%	9/2/44	CAD	4,055	2,575
	CU Inc.	3.964%	7/27/45	CAD	1,529	950
	CU Inc.	3.763%	11/19/46	CAD	765	458
	CU Inc.	3.548%	11/22/47	CAD	1,267	729
	CU Inc.	3.950%	11/23/48	CAD	493	302
	CU Inc.	2.963%	9/7/49	CAD	2,296	1,174
	CU Inc.	3.174%	9/5/51	CAD	823	432
	CU Inc.	4.773%	9/14/52	CAD	1,000	694
	CU Inc.	5.088%	9/20/53	CAD	1,600	1,164
	CU Inc.	4.211%	10/29/55	CAD	5,654	3,555
	Dollarama Inc.	1.871%	7/8/26	CAD	1,496	1,018
	Dollarama Inc.	1.505%	9/20/27	CAD	1,019	666
	Dollarama Inc.	2.443%	7/9/29	CAD	2,189	1,417
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	954
	Dream Industrial REIT	1.662%	12/22/25	CAD	1,496	1,026
	Dream Industrial REIT	2.539%	12/7/26	CAD	900	610
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,095	1,381
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	1,571	1,073
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	1,496	971
	Emera Inc.	4.838%	5/2/30	CAD	1,700	1,205
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,652	1,171
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,047	729
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	1,016	701
	Enbridge Gas Inc.	5.460%	10/6/28	CAD	5,000	3,742
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,550	1,681
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	3,000	1,851
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	2,200	1,519
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,759	1,238
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,153	1,379
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	1,916	1,191
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,529	914
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	917	525
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,391	1,351
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,529	779
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,172	1,244
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,377	973
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	1,871	974
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	1,200	797
	Enbridge Inc.	2.440%	6/2/25	CAD	1,496	1,055
	Enbridge Inc.	3.200%	6/8/27	CAD	7,547	5,215
	Enbridge Inc.	5.700%	11/9/27	CAD	2,100	1,560
	Enbridge Inc.	4.900%	5/26/28	CAD	1,200	870
	Enbridge Inc.	2.990%	10/3/29	CAD	3,666	2,417
	Enbridge Inc.	6.100%	11/9/32	CAD	3,200	2,443
	Enbridge Inc.	3.100%	9/21/33	CAD	5,490	3,328
	Enbridge Inc.	4.240%	8/27/42	CAD	2,322	1,393
	Enbridge Inc.	4.570%	3/11/44	CAD	3,107	1,934
	Enbridge Inc.	4.870%	11/21/44	CAD	2,142	1,385
	Enbridge Inc.	4.100%	9/21/51	CAD	1,497	837
	Enbridge Inc.	6.510%	11/9/52	CAD	2,800	2,232
	Enbridge Inc.	5.760%	5/26/53	CAD	1,300	939
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,669	1,894
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,800	1,253
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	2,369	1,618
	Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,093	1,322
	Enbridge Pipelines Inc.	5.330%	4/6/40	CAD	1,000	694
11

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,856	1,774
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,548	1,480
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,079	1,233
	Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,651	950
	Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	2,000	1,468
	Energir Inc.	2.100%	4/16/27	CAD	737	494
	Energir Inc.	3.530%	5/16/47	CAD	1,085	625
	Energir LP	3.040%	2/9/32	CAD	2,516	1,608
	Energir LP	4.830%	6/2/53	CAD	1,300	913
	ENMAX Corp.	3.836%	6/5/28	CAD	946	651
	ENMAX Corp.	3.876%	10/18/29	CAD	2,443	1,650
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,522	1,038
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,571	2,060
	EPCOR Utilities Inc.	3.106%	7/8/49	CAD	1,272	669
	EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,961	985
	EPCOR Utilities Inc.	3.287%	6/28/51	CAD	747	403
	EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,000	1,385
	Equitable Bank	1.876%	11/26/25	CAD	1,019	700
	Fair Hydro Trust	3.357%	5/15/35	CAD	3,609	2,366
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,550	1,829
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,157	1,520
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,195	829
	Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	3,172	2,116
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	908	646
	Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	21,713	22,048
	Federation des Caisses Desjardins du Quebec	5.200%	10/1/25	CAD	3,500	2,540
	Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	2,325	1,583
	Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	1,100	742
	Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	3,900	2,788
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	1,800	1,338
	Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	2,805	1,984
	Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,506	2,383
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	3,900	2,797
	Finning International Inc.	5.077%	6/13/42	CAD	900	602
	First Capital REIT	4.323%	7/31/25	CAD	5,102	3,651
	First Capital REIT	3.753%	7/12/27	CAD	1,553	1,074
	Fortis Inc.	2.180%	5/15/28	CAD	1,568	1,037
	Fortis Inc.	4.431%	5/31/29	CAD	4,600	3,281
	Fortis Inc.	5.677%	11/8/33	CAD	2,500	1,885
	FortisAlberta Inc.	3.672%	9/9/47	CAD	2,136	1,254
	FortisAlberta Inc.	2.632%	6/8/51	CAD	748	351
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	5,102	4,150
	FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,300	998
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	5,102	4,031
	FortisBC Inc.	4.000%	10/28/44	CAD	1,071	656
	Gibson Energy Inc.	2.450%	7/14/25	CAD	917	644
	Gibson Energy Inc.	2.850%	7/14/27	CAD	1,321	898
	Gibson Energy Inc.	3.600%	9/17/29	CAD	1,892	1,279
	Gibson Energy Inc.	5.750%	7/12/33	CAD	1,200	888
	Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,949	1,330
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	1,496	961
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,028	1,226
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,156	2,050
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	5,509	3,691
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	2,326	1,413
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	3,889	2,152
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,081	1,564
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,550	1,752
	Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,100	586
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	400	408
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	3,084	1,984
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,015	813
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	5,612	4,414
	Great-West Lifeco Inc.	2.981%	7/8/50	CAD	770	388
	H&R REIT	4.071%	6/16/25	CAD	1,100	785
	H&R REIT	2.906%	6/2/26	CAD	2,550	1,752
	Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,189	1,562
12

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,885	1,283
Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,494	1,008
Honda Canada Finance Inc.	4.873%	9/23/27	CAD	1,200	871
Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,328	1,511
Honda Canada Finance Inc.	5.730%	9/28/28	CAD	5,000	3,751
Honda Canada Finance Inc.	4.899%	2/21/29	CAD	2,700	1,960
Hospital for Sick Children	3.416%	12/7/57	CAD	1,346	731
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,793	1,988
HSBC Bank Canada	0.010%	9/14/26	EUR	18,700	18,392
HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,320
Hydro One Inc.	2.970%	6/26/25	CAD	183	130
Hydro One Inc.	2.770%	2/24/26	CAD	5,000	3,506
Hydro One Inc.	4.910%	1/27/28	CAD	2,200	1,611
Hydro One Inc.	3.020%	4/5/29	CAD	1,939	1,315
Hydro One Inc.	7.350%	6/3/30	CAD	1,019	835
Hydro One Inc.	1.690%	1/16/31	CAD	3,000	1,819
Hydro One Inc.	2.230%	9/17/31	CAD	3,246	2,002
Hydro One Inc.	6.930%	6/1/32	CAD	578	474
Hydro One Inc.	4.390%	3/1/34	CAD	3,000	2,100
Hydro One Inc.	5.360%	5/20/36	CAD	509	383
Hydro One Inc.	4.890%	3/13/37	CAD	2,550	1,826
Hydro One Inc.	5.490%	7/16/40	CAD	1,798	1,363
Hydro One Inc.	4.390%	9/26/41	CAD	2,610	1,747
Hydro One Inc.	4.590%	10/9/43	CAD	2,805	1,919
Hydro One Inc.	4.170%	6/6/44	CAD	1,300	838
Hydro One Inc.	3.910%	2/23/46	CAD	1,633	1,007
Hydro One Inc.	5.000%	10/19/46	CAD	1,019	733
Hydro One Inc.	3.720%	11/18/47	CAD	1,734	1,030
Hydro One Inc.	3.630%	6/25/49	CAD	4,653	2,707
Hydro One Inc.	2.710%	2/28/50	CAD	1,713	831
Hydro One Inc.	3.100%	9/15/51	CAD	2,170	1,128
Hydro One Inc.	4.000%	12/22/51	CAD	1,023	629
Hydro One Inc.	4.460%	1/27/53	CAD	1,100	732
Hydro One Inc.	3.790%	7/31/62	CAD	1,019	580
Hydro One Ltd.	1.410%	10/15/27	CAD	5,859	3,838
Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,071	656
Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	1,996	1,363
Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	1,674	1,158
Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	1,700	1,253
iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,529	1,054
iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,168
IGM Financial Inc.	3.440%	1/26/27	CAD	1,986	1,387
IGM Financial Inc.	4.115%	12/9/47	CAD	3,104	1,895
IGM Financial Inc.	4.174%	7/13/48	CAD	500	308
IGM Financial Inc.	4.206%	3/21/50	CAD	1,513	931
IGM Financial Inc.	5.426%	5/26/53	CAD	800	592
InPower BC General Partnership	4.471%	3/31/33	CAD	1,920	1,334
Intact Financial Corp.	3.770%	3/2/26	CAD	1,211	863
Intact Financial Corp.	2.850%	6/7/27	CAD	1,179	811
Intact Financial Corp.	2.179%	5/18/28	CAD	1,800	1,198
Intact Financial Corp.	1.928%	12/16/30	CAD	3,776	2,322
Intact Financial Corp.	5.160%	6/16/42	CAD	1,520	1,101
Intact Financial Corp.	2.954%	12/16/50	CAD	1,254	623
Intact Financial Corp.	5.276%	9/14/54	CAD	1,500	1,110
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	75	55
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,675	1,164
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	2,696	1,896
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,200	2,349
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	2,700	1,964
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	2,818	1,812
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,060	1,483
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	1,700	1,261
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	2,943	2,197
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	1,792	1,049
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	847	515
Keyera Corp.	3.934%	6/21/28	CAD	1,123	783
Keyera Corp.	3.959%	5/29/30	CAD	1,622	1,103
13

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Keyera Corp.	5.022%	3/28/32	CAD	1,488	1,053
	Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,414
	Kingston Solar LP	3.571%	7/31/35	CAD	19	13
	Liberty Utilities Canada LP	3.315%	2/14/50	CAD	3,700	1,884
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,782	2,711
	Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	2,833	1,788
	Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	600	433
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,272	946
	Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	2,000	1,439
	Lower Mattagami Energy LP	2.433%	5/14/31	CAD	1,459	919
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,443	1,794
	Lower Mattagami Energy LP	4.175%	4/23/52	CAD	900	573
	Magna International Inc.	4.950%	1/31/31	CAD	1,200	866
	Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,763
	Manulife Bank of Canada	1.504%	6/25/25	CAD	1,900	1,325
	Manulife Bank of Canada	1.337%	2/26/26	CAD	2,471	1,685
	Manulife Bank of Canada	1.536%	9/14/26	CAD	1,496	1,008
	Manulife Bank of Canada	2.864%	2/16/27	CAD	2,418	1,666
	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,933	1,350
	Manulife Financial Corp.	2.237%	5/12/30	CAD	6,853	4,827
	Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,009
	Manulife Financial Corp.	2.818%	5/13/35	CAD	5,204	3,319
	Metro Inc.	3.390%	12/6/27	CAD	5,414	3,755
	Metro Inc.	5.970%	10/15/35	CAD	575	442
	Metro Inc.	5.030%	12/1/44	CAD	1,900	1,313
	Metro Inc.	4.270%	12/4/47	CAD	1,334	823
	Metro Inc.	3.413%	2/28/50	CAD	1,224	646
	Mountain View Partners GP	3.974%	3/31/51	CAD	85	50
	National Bank of Canada	5.296%	11/3/25	CAD	2,000	1,454
	National Bank of Canada	1.534%	6/15/26	CAD	2,971	2,016
	National Bank of Canada	1.573%	8/18/26	CAD	5,200	3,604
	National Bank of Canada	2.237%	11/4/26	CAD	3,367	2,291
	National Bank of Canada	5.219%	6/14/28	CAD	6,200	4,564
	National Bank of Canada	5.023%	2/1/29	CAD	6,610	4,814
	National Bank of Canada	5.426%	8/16/32	CAD	1,015	739
	National Bank of Canada	5.279%	2/15/34	CAD	4,000	2,895
	NAV Canada	2.063%	5/29/30	CAD	2,994	1,886
	NAV Canada	3.293%	3/30/48	CAD	3,572	2,011
	NAV Canada	2.924%	9/29/51	CAD	577	297
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,379	3,033
	North Battleford Power LP	4.958%	12/31/32	CAD	1,520	1,083
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	2,618	1,837
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	2,095	1,417
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,870	2,651
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,524	1,791
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,201	2,665
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,805	1,904
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	1,493	946
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	1,529	1,063
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,144	755
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	1,950	1,156
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,522	1,560
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	3,344	1,912
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	777	488
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,593	1,001
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	730	442
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	1,174	702
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,828	1,758
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	775	480
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,000	709
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,053	763
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	900	548
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,052	667
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,401	748
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	946	477
	OMERS Realty Corp.	3.331%	6/5/25	CAD	1,627	1,161
	OMERS Realty Corp.	3.244%	10/4/27	CAD	2,188	1,511
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
OMERS Realty Corp.	5.381%	11/14/28	CAD	3,400	2,521
OMERS Realty Corp.	3.628%	6/5/30	CAD	2,296	1,554
Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,200	810
Ontario Power Generation Inc.	3.315%	10/4/27	CAD	3,195	2,218
Ontario Power Generation Inc.	2.977%	9/13/29	CAD	4,082	2,730
Ontario Power Generation Inc.	3.215%	4/8/30	CAD	3,061	2,048
Ontario Power Generation Inc.	3.838%	6/22/48	CAD	3,061	1,808
Ontario Power Generation Inc.	4.248%	1/18/49	CAD	800	505
Ontario Power Generation Inc.	3.651%	9/13/50	CAD	923	522
Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,457	716
OPB Finance Trust	2.950%	2/2/26	CAD	19,699	13,805
OPB Finance Trust	2.980%	1/25/27	CAD	2,543	1,765
OPB Finance Trust	3.890%	7/4/42	CAD	700	445
Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,056
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	835	518
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,470	1,742
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,525	1,085
Pembina Pipeline Corp.	4.020%	3/27/28	CAD	1,046	733
Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,229	1,518
Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,776	2,507
Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,600	1,683
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	1,525	969
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	1,730	1,104
Pembina Pipeline Corp.	4.740%	1/21/47	CAD	1,723	1,078
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	3,314	2,066
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	2,856	1,717
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,523	932
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	1,994	1,180
Pembina Pipeline Corp.	5.670%	1/12/54	CAD	5,000	3,538
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	838	689
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,071	746
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	3,220	2,478
Power Corp. of Canada	4.455%	7/27/48	CAD	1,496	974
Primaris REIT	4.727%	3/30/27	CAD	900	638
Reliance LP	3.750%	3/15/26	CAD	949	669
Reliance LP	2.680%	12/1/27	CAD	1,543	1,021
Reliance LP	2.670%	8/1/28	CAD	1,496	971
RioCan REIT	1.974%	6/15/26	CAD	1,529	1,035
RioCan REIT	2.361%	3/10/27	CAD	917	612
RioCan REIT	2.829%	11/8/28	CAD	2,424	1,573
RioCan REIT	5.962%	10/1/29	CAD	1,400	1,034
Rogers Communications Inc.	3.650%	3/31/27	CAD	8,483	5,925
Rogers Communications Inc.	5.700%	9/21/28	CAD	4,000	2,982
Rogers Communications Inc.	4.400%	11/2/28	CAD	1,066	756
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,162	2,173
Rogers Communications Inc.	3.250%	5/1/29	CAD	4,024	2,691
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,200	1,461
Rogers Communications Inc.	5.800%	9/21/30	CAD	1,990	1,493
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,637	1,674
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,262	2,883
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,070	3,060
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,553	1,228
Rogers Communications Inc.	6.750%	11/9/39	CAD	4,661	3,711
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,150	2,360
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,652	1,296
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,786	1,032
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,720	2,512
Royal Bank of Canada	1.936%	5/1/25	CAD	6,276	4,419
Royal Bank of Canada	4.930%	7/16/25	CAD	2,900	2,105
Royal Bank of Canada	3.369%	9/29/25	CAD	13,950	9,884
Royal Bank of Canada	1.589%	5/4/26	CAD	4,490	3,062
Royal Bank of Canada	1.782%	5/20/26	CAD	5,791	3,959
Royal Bank of Canada	0.050%	6/19/26	EUR	8,728	8,656
Royal Bank of Canada	5.235%	11/2/26	CAD	6,400	4,679
Royal Bank of Canada	0.010%	1/21/27	EUR	7,631	7,409
Royal Bank of Canada	2.328%	1/28/27	CAD	9,062	6,144
Royal Bank of Canada	0.125%	4/26/27	EUR	15,000	14,509
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	3.625%	6/14/27	GBP	5,000	5,935
Royal Bank of Canada	4.612%	7/26/27	CAD	8,600	6,195
Royal Bank of Canada	2.375%	9/13/27	EUR	7,500	7,729
Royal Bank of Canada	4.642%	1/17/28	CAD	11,000	7,929
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,472
Royal Bank of Canada	4.632%	5/1/28	CAD	8,700	6,264
Royal Bank of Canada	3.500%	7/25/28	EUR	20,000	21,442
Royal Bank of Canada	1.833%	7/31/28	CAD	4,658	3,012
Royal Bank of Canada	2.125%	4/26/29	EUR	9,600	9,524
Royal Bank of Canada	5.228%	6/24/30	CAD	4,500	3,321
Royal Bank of Canada	2.088%	6/30/30	CAD	3,572	2,498
Royal Bank of Canada	2.140%	11/3/31	CAD	4,415	2,976
Royal Bank of Canada	2.940%	5/3/32	CAD	3,860	2,618
Royal Bank of Canada	1.670%	1/28/33	CAD	3,367	2,163
Royal Bank of Canada	5.010%	2/1/33	CAD	4,700	3,385
Royal Bank of Canada	5.096%	4/3/34	CAD	5,000	3,598
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	943	630
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,600	975
Saputo Inc.	3.603%	8/14/25	CAD	3,627	2,581
Saputo Inc.	1.415%	6/19/26	CAD	1,019	686
Saputo Inc.	2.242%	6/16/27	CAD	1,990	1,333
Saputo Inc.	5.250%	11/29/29	CAD	1,100	807
Saputo Inc.	5.492%	11/20/30	CAD	2,450	1,810
Scotiabank Capital Trust	5.650%	12/31/56	CAD	2,013	1,501
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,183	1,450
SGTP Highway Bypass LP	4.105%	1/31/45	CAD	1,447	916
Simon Fraser University	5.613%	6/10/43	CAD	130	98
SmartCentres REIT	3.834%	12/21/27	CAD	2,550	1,751
SmartCentres REIT	5.354%	5/29/28	CAD	1,100	792
SmartCentres REIT	2.307%	12/18/28	CAD	1,326	836
SmartCentres REIT	3.526%	12/20/29	CAD	3,316	2,164
SmartCentres REIT	3.648%	12/11/30	CAD	1,019	655
SSL Finance Inc.	4.099%	10/31/45	CAD	1,445	914
Stantec Inc.	2.048%	10/8/27	CAD	1,100	724
Stantec Inc.	5.393%	6/27/30	CAD	900	656
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,000	1,363
Sun Life Financial Inc.	2.580%	5/10/32	CAD	2,805	1,904
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,019	2,651
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,300	2,365
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,023	3,035
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,473	1,787
Suncor Energy Inc.	5.000%	4/9/30	CAD	2,000	1,433
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,141	697
Suncor Energy Inc.	3.950%	3/4/51	CAD	5,452	3,067
TELUS Corp.	3.750%	3/10/26	CAD	3,518	2,496
TELUS Corp.	2.350%	1/27/28	CAD	3,061	2,037
TELUS Corp.	3.625%	3/1/28	CAD	4,899	3,408
TELUS Corp.	4.800%	12/15/28	CAD	2,400	1,731
TELUS Corp.	3.300%	5/2/29	CAD	3,863	2,599
TELUS Corp.	5.000%	9/13/29	CAD	2,200	1,598
TELUS Corp.	5.600%	9/9/30	CAD	1,993	1,483
TELUS Corp.	2.050%	10/7/30	CAD	1,496	910
TELUS Corp.	2.850%	11/13/31	CAD	1,600	994
TELUS Corp.	5.250%	11/15/32	CAD	4,000	2,895
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,415
TELUS Corp.	5.750%	9/8/33	CAD	3,010	2,248
TELUS Corp.	5.100%	2/15/34	CAD	1,500	1,067
TELUS Corp.	4.400%	4/1/43	CAD	1,490	911
TELUS Corp.	4.850%	4/5/44	CAD	4,720	3,051
TELUS Corp.	4.750%	1/17/45	CAD	1,403	892
TELUS Corp.	4.400%	1/29/46	CAD	1,909	1,151
TELUS Corp.	4.700%	3/6/48	CAD	2,307	1,445
TELUS Corp.	3.950%	2/16/50	CAD	3,260	1,789
TELUS Corp.	4.100%	4/5/51	CAD	2,028	1,141
TELUS Corp.	5.650%	9/13/52	CAD	2,400	1,717
TELUS Corp.	5.950%	9/8/53	CAD	1,160	863
Teranet Holdings LP	3.544%	6/11/25	CAD	3,999	2,832
16

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Teranet Holdings LP	5.754%	12/17/40	CAD	1,732	1,174
	Teranet Holdings LP	6.100%	6/17/41	CAD	1,198	842
	Thomson Reuters Corp.	2.239%	5/14/25	CAD	8,628	6,079
	TMX Group Ltd.	3.779%	6/5/28	CAD	2,300	1,608
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	1,119	784
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,805	1,936
	Toronto Hydro Corp.	2.430%	12/11/29	CAD	3,061	1,991
	Toronto Hydro Corp.	3.550%	7/28/45	CAD	846	498
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,603	1,496
	Toronto Hydro Corp.	3.270%	10/18/51	CAD	897	486
	Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,500	1,081
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	7,182	7,422
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	11,731	8,241
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,307	3,633
	Toronto-Dominion Bank	4.344%	1/27/26	CAD	3,800	2,727
	Toronto-Dominion Bank	3.879%	3/13/26	EUR	14,000	15,026
	Toronto-Dominion Bank	5.423%	7/10/26	CAD	3,500	2,566
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	5,580	3,786
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	3,700	3,626
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	5,800	6,759
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	11,904	8,475
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	10,219	9,796
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,114
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,000	5,161
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	7,500	5,376
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	12,143	7,997
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	5,000	3,719
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	3,999	2,592
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	10,000	7,217
	Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	10,592
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	8,600	8,304
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	3,140	2,253
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	5,500	3,778
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,038
	Toronto-Dominion Bank	3.247%	2/16/34	EUR	4,738	5,017
	Toronto-Dominion Bank	5.177%	4/9/34	CAD	5,700	4,117
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,500	979
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,200	1,551
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	1,408	954
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,200	856
	Toyota Credit Canada Inc.	5.160%	7/12/28	CAD	1,600	1,181
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	2,578	1,833
	TransCanada PipeLines Ltd.	5.419%	3/10/26	CAD	2,300	1,666
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	7,230	5,105
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,125	2,150
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,303	1,732
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,425	2,267
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	4,300	3,154
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,401	2,153
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	1,995	1,455
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	66	58
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,571	2,248
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,059	1,832
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	3,496	2,075
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	3,896	2,250
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	3,585	2,109
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,300	965
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	315	180
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	925	645
	University of Ottawa	2.635%	2/13/60	CAD	1,869	806
	University of Toronto	4.251%	12/7/51	CAD	1,275	811
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,654	5,850
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,074	548
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,222	610
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	862	613
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,129	749
	WSP Global Inc.	2.408%	4/19/28	CAD	1,821	1,202
17

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	WSP Global Inc.	5.548%	11/22/30	CAD	1,965	1,452
	York University	6.480%	3/7/42	CAD	879	732
						1,512,092
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	704	664
[3]	Prosus NV	1.288%	7/13/29	EUR	2,616	2,362
	Prosus NV	2.031%	8/3/32	EUR	5,485	4,676
[3]	Prosus NV	1.985%	7/13/33	EUR	2,214	1,825
	Prosus NV	2.778%	1/19/34	EUR	3,900	3,333
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,128	1,153
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,541	3,677
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	4,935	4,908
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,485	3,395
						25,993
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/28	EUR	6,359	6,540
	CPI Property Group SA	2.750%	5/12/26	EUR	1,200	1,165
	CPI Property Group SA	1.625%	4/23/27	EUR	3,906	3,499
	CPI Property Group SA	2.750%	1/22/28	GBP	907	913
	CPI Property Group SA	1.750%	1/14/30	EUR	3,000	2,348
	CPI Property Group SA	1.500%	1/27/31	EUR	2,119	1,508
	EP Infrastructure A/S	1.698%	7/30/26	EUR	414	405
	EP Infrastructure A/S	2.045%	10/9/28	EUR	2,187	2,025
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,060	1,743
						20,146
Denmark (0.5%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	15,275	15,672
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	7,214	6,181
	Carlsberg Breweries A/S	3.500%	11/26/26	EUR	12,000	12,748
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	2,500	2,327
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	5,895	5,311
	Danfoss Finance I BV	0.125%	4/28/26	EUR	4,831	4,786
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,000	1,835
	Danfoss Finance II BV	4.125%	12/2/29	EUR	5,000	5,425
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,765	1,876
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	9,300	8,613
	Danske Bank A/S	0.625%	5/26/25	EUR	2,214	2,285
	Danske Bank A/S	4.000%	1/12/27	EUR	4,299	4,600
	Danske Bank A/S	0.750%	11/22/27	EUR	7,631	7,424
	Danske Bank A/S	2.250%	1/14/28	GBP	6,285	7,160
	Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,228
	Danske Bank A/S	0.750%	6/9/29	EUR	10,224	9,591
	Danske Bank A/S	4.750%	6/21/30	EUR	13,000	14,329
	Danske Bank A/S	1.500%	9/2/30	EUR	9,000	9,220
	Danske Bank A/S	4.125%	1/10/31	EUR	18,000	19,521
	Danske Bank A/S	1.000%	5/15/31	EUR	10,000	9,986
	DSV Finance BV	1.375%	3/16/30	EUR	5,000	4,712
	DSV Finance BV	0.875%	9/17/36	EUR	3,724	2,823
	ISS Global A/S	0.875%	6/18/26	EUR	100	100
	ISS Global A/S	1.500%	8/31/27	EUR	10,329	10,188
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	11,370	11,307
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	186,000	25,197
	Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	100,000	12,912
	Novo Nordisk Finance Netherlands BV	0.125%	6/4/28	EUR	3,000	2,825
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	5,053	5,184
	Nykredit Realkredit A/S	2.000%	1/1/26	DKK	139,500	19,494
	Nykredit Realkredit A/S	1.000%	7/1/26	DKK	419,419	57,061
	Nykredit Realkredit A/S	1.000%	1/1/27	DKK	149,698	20,173
	Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	33,360
	Nykredit Realkredit A/S	0.375%	1/17/28	EUR	11,996	11,235
	Nykredit Realkredit A/S	1.000%	7/1/28	DKK	100,000	13,094
	Nykredit Realkredit A/S	2.000%	10/1/47	DKK	17,000	2,083
	Orsted A/S	3.625%	3/1/26	EUR	2,500	2,664
	Orsted A/S	2.250%	6/14/28	EUR	5,000	5,063
	Orsted A/S	1.500%	11/26/29	EUR	14,971	14,245
	Orsted A/S	3.250%	9/13/31	EUR	7,900	8,174
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orsted A/S	4.875%	1/12/32	GBP	6,761	8,107
Orsted A/S	2.500%	5/16/33	GBP	1,185	1,168
Orsted A/S	5.125%	9/13/34	GBP	3,500	4,202
Orsted A/S	5.750%	4/9/40	GBP	2,298	2,846
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,911
Orsted A/S	2.500%	2/18/21	GBP	1,400	1,255
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,704
Pandora A/S	4.500%	4/10/28	EUR	8,885	9,684
					445,889
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	9,564	9,628
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,041
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,363
Fortum OYJ	2.125%	2/27/29	EUR	900	890
Fortum OYJ	4.500%	5/26/33	EUR	3,000	3,311
Kojamo OYJ	0.875%	5/28/29	EUR	3,438	3,044
Neste OYJ	4.250%	3/16/33	EUR	5,000	5,493
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,151
Nordea Bank Abp	0.550%	6/23/25	CHF	6,525	7,024
Nordea Bank Abp	0.500%	5/14/27	EUR	5,087	4,984
Nordea Bank Abp	4.125%	5/5/28	EUR	10,000	10,819
Nordea Bank Abp	0.500%	11/2/28	EUR	14,938	13,889
Nordea Bank Abp	2.500%	5/23/29	EUR	2,600	2,620
Nordea Bank Abp	2.875%	8/24/32	EUR	7,000	7,030
Nordea Bank Abp	1.625%	12/9/32	GBP	2,709	2,909
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	12,189	12,251
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,820	11,744
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	15,813
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,700	4,436
OP Corporate Bank plc	1.000%	5/22/25	EUR	5,087	5,273
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,682	1,724
OP Corporate Bank plc	2.875%	12/15/25	EUR	10,000	10,538
OP Corporate Bank plc	0.600%	1/18/27	EUR	6,271	6,142
OP Corporate Bank plc	0.625%	7/27/27	EUR	5,000	4,846
OP Corporate Bank plc	4.000%	6/13/28	EUR	10,000	10,863
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,818	13,239
OP Mortgage Bank	0.010%	11/19/26	EUR	5,087	4,979
OP Mortgage Bank	0.625%	2/15/29	EUR	5,087	4,789
OP Mortgage Bank	2.750%	1/25/30	EUR	15,000	15,574
OP Mortgage Bank	0.010%	11/19/30	EUR	15,362	13,318
Sampo OYJ	3.375%	5/23/49	EUR	9,464	9,461
Sampo OYJ	2.500%	9/3/52	EUR	8,627	7,792
SATO OYJ	1.375%	2/24/28	EUR	2,100	1,970
Stora Enso OYJ	2.500%	6/7/27	EUR	2,269	2,325
Stora Enso OYJ	2.500%	3/21/28	EUR	2,294	2,317
Stora Enso OYJ	4.250%	9/1/29	EUR	2,273	2,452
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	2,882
					241,296
France (3.4%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	6,100	6,288
Aeroports de Paris SA	1.000%	1/5/29	EUR	2,600	2,473
Aeroports de Paris SA	2.750%	4/2/30	EUR	5,700	5,820
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,400	3,081
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,256
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,310
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,915
Air Liquide Finance SA	1.000%	3/8/27	EUR	100	100
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	491
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,300	6,969
Airbus SE	1.375%	6/9/26	EUR	6,706	6,840
Airbus SE	1.625%	6/9/30	EUR	7,100	6,832
Airbus SE	1.375%	5/13/31	EUR	4,904	4,572
Airbus SE	2.375%	4/7/32	EUR	2,314	2,286
Airbus SE	2.375%	6/9/40	EUR	4,513	3,967
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ALD SA	1.250%	3/2/26	EUR	2,500	2,542
ALD SA	4.250%	1/18/27	EUR	2,000	2,157
ALD SA	4.000%	7/5/27	EUR	4,600	4,925
Alstom SA	0.250%	10/14/26	EUR	6,900	6,733
Alstom SA	0.000%	1/11/29	EUR	3,900	3,413
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,287
APRR SA	1.125%	1/9/26	EUR	5,400	5,526
APRR SA	1.250%	1/6/27	EUR	5,400	5,426
APRR SA	1.250%	1/14/27	EUR	7,700	7,748
APRR SA	1.875%	1/3/29	EUR	5,000	4,977
APRR SA	1.625%	1/13/32	EUR	4,700	4,357
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	15,000	13,641
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,600
Arkea Public Sector SCF SA	3.250%	1/10/31	EUR	10,000	10,658
Arkema SA	1.500%	4/20/27	EUR	8,900	8,925
Arkema SA	4.250%	5/20/30	EUR	5,000	5,426
Arkema SA	1.500%	Perpetual	EUR	1,100	1,111
Arval Service Lease SA	4.125%	4/13/26	EUR	2,500	2,673
Arval Service Lease SA	4.000%	9/22/26	EUR	7,500	8,013
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,400	5,468
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	10,300	10,363
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	6,000	5,899
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,752
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	14,000	12,988
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,900	7,198
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,477
AXA SA	3.750%	10/12/30	EUR	4,500	4,909
AXA SA	1.375%	10/7/41	EUR	3,724	3,245
AXA SA	1.875%	7/10/42	EUR	9,900	8,688
AXA SA	5.500%	7/11/43	EUR	4,500	5,099
AXA SA	3.375%	7/6/47	EUR	3,943	4,086
AXA SA	3.250%	5/28/49	EUR	16,004	16,154
AXA SA	3.875%	Perpetual	EUR	8,424	8,881
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	2,600	2,677
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,629
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,800	3,471
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,400	15,912
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	19,000	18,802
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	8,600	8,619
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,529
Banque Federative du Credit Mutuel SA	1.500%	10/7/26	GBP	100	114
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,832
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	3,700	3,500
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,300	2,257
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	7,900	8,527
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,555
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	4,800	4,458
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	10,600	9,723
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	2,800	3,031
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	18,300	16,902
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	10,865
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,782
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,000	892
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	10,030
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	12,500	10,727
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	5,000	5,562
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,100	6,858
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,544
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	9,000	10,040
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	12,000	12,762
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	12,000	13,169
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,200	1,263
BNP Paribas Home Loan SFH SA	3.000%	1/31/30	EUR	3,100	3,266
BNP Paribas SA	3.375%	1/23/26	GBP	1,381	1,663
BNP Paribas SA	2.125%	1/23/27	EUR	4,800	4,966
BNP Paribas SA	0.250%	4/13/27	EUR	12,000	11,924
BNP Paribas SA	0.375%	10/14/27	EUR	9,300	9,119
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,324
BNP Paribas SA	0.500%	2/19/28	EUR	13,800	13,383
BNP Paribas SA	0.500%	5/30/28	EUR	14,000	13,481
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	20,546
BNP Paribas SA	0.500%	9/1/28	EUR	4,400	4,188
BNP Paribas SA	3.875%	2/23/29	EUR	10,000	10,709
BNP Paribas SA	2.875%	2/24/29	GBP	5,000	5,571
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,788
BNP Paribas SA	1.375%	5/28/29	EUR	12,100	11,438
BNP Paribas SA	2.538%	7/13/29	CAD	2,109	1,379
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,123
BNP Paribas SA	3.625%	9/1/29	EUR	5,000	5,269
BNP Paribas SA	0.500%	1/19/30	EUR	7,600	6,908
BNP Paribas SA	0.875%	7/11/30	EUR	4,600	4,202
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,178
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,365
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,435
BNP Paribas SA	1.625%	7/2/31	EUR	2,800	2,511
BNP Paribas SA	1.250%	7/13/31	GBP	3,000	2,825
BNP Paribas SA	4.042%	1/10/32	EUR	5,000	5,319
BNP Paribas SA	2.500%	3/31/32	EUR	6,000	6,047
BNP Paribas SA	2.100%	4/7/32	EUR	4,000	3,722
BNP Paribas SA	4.125%	9/26/32	EUR	11,000	11,984
BNP Paribas SA	4.750%	11/13/32	EUR	10,000	11,124
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,525
BNP Paribas SA	0.875%	8/31/33	EUR	2,000	1,838
BNP Paribas SA	2.000%	9/13/36	GBP	1,900	1,640
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,828
Bouygues SA	1.375%	6/7/27	EUR	7,500	7,510
Bouygues SA	1.125%	7/24/28	EUR	2,500	2,434
Bouygues SA	2.250%	6/29/29	EUR	13,100	13,136
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,486
Bouygues SA	3.250%	6/30/37	EUR	4,500	4,517
Bouygues SA	5.375%	6/30/42	EUR	2,800	3,418
BPCE SA	0.250%	1/15/26	EUR	5,400	5,430
BPCE SA	0.713%	7/13/26	JPY	200,000	1,260
BPCE SA	1.375%	12/23/26	GBP	3,500	3,950
BPCE SA	0.010%	1/14/27	EUR	2,300	2,224
BPCE SA	0.500%	2/24/27	EUR	4,600	4,475
BPCE SA	1.750%	4/26/27	EUR	5,000	5,049
BPCE SA	0.500%	9/15/27	EUR	10,000	9,831
BPCE SA	0.500%	1/14/28	EUR	6,500	6,319
BPCE SA	1.625%	1/31/28	EUR	5,700	5,618
BPCE SA	4.500%	4/26/28	AUD	4,500	2,727
BPCE SA	0.914%	7/13/28	JPY	200,000	1,252
BPCE SA	6.000%	9/29/28	GBP	2,000	2,520
BPCE SA	5.250%	4/16/29	GBP	4,500	5,414
BPCE SA	0.750%	3/3/31	EUR	4,000	3,472
BPCE SA	1.100%	12/16/31	JPY	500,000	3,070
BPCE SA	1.000%	1/14/32	EUR	4,400	3,782
BPCE SA	2.250%	3/2/32	EUR	4,500	4,515
BPCE SA	4.000%	11/29/32	EUR	9,000	9,765
BPCE SA	4.500%	1/13/33	EUR	10,000	11,010
BPCE SA	1.750%	2/2/34	EUR	7,500	7,071
BPCE SA	4.750%	6/14/34	EUR	5,000	5,595
BPCE SA	4.250%	1/11/35	EUR	5,000	5,382
BPCE SA	5.125%	1/25/35	EUR	2,000	2,178
BPCE SA	3.875%	1/25/36	EUR	5,000	5,321
BPCE SFH SA	0.750%	9/2/25	EUR	5,000	5,142
BPCE SFH SA	0.010%	11/8/26	EUR	21,000	20,619
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,439
BPCE SFH SA	0.010%	11/10/27	EUR	26,100	24,802
BPCE SFH SA	0.875%	4/13/28	EUR	6,000	5,826
BPCE SFH SA	0.750%	2/23/29	EUR	23,000	21,809
BPCE SFH SA	1.000%	6/8/29	EUR	2,200	2,099
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,260
BPCE SFH SA	1.125%	4/12/30	EUR	13,800	13,046
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SFH SA	0.125%	12/3/30	EUR	20,500	17,867
BPCE SFH SA	0.625%	5/29/31	EUR	8,900	7,926
BPCE SFH SA	0.375%	1/21/32	EUR	13,100	11,261
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,718
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	12,000	12,541
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,700	9,608
Caisse de Refinancement de l'Habitat SA	3.000%	1/11/30	EUR	5,000	5,262
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	10,774
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	4,500	4,748
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	4,800	4,474
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	1,700	1,763
Capgemini SE	0.625%	6/23/25	EUR	2,000	2,061
Capgemini SE	1.750%	4/18/28	EUR	7,800	7,785
Capgemini SE	1.125%	6/23/30	EUR	3,000	2,787
Capgemini SE	2.375%	4/15/32	EUR	5,700	5,566
Carmila SA	2.125%	3/7/28	EUR	1,900	1,899
Carmila SA	1.625%	4/1/29	EUR	900	848
Carrefour SA	1.250%	6/3/25	EUR	8,236	8,560
Carrefour SA	1.750%	5/4/26	EUR	500	515
Carrefour SA	1.875%	10/30/26	EUR	4,000	4,086
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,158
Carrefour SA	2.375%	10/30/29	EUR	4,800	4,807
Carrefour SA	4.375%	11/14/31	EUR	9,000	9,930
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,964	13,925
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,771
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	30,000	29,331
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	5,000	4,743
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,600	5,439
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	9,600	9,205
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,400	9,053
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	9,100
Cie de Financement Foncier SA	3.375%	9/16/31	EUR	22,000	23,640
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	19,000	13,929
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	13,800	9,405
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	2,049	2,429
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	8,000	7,999
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	2,200	2,262
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,522
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	6,200	6,175
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	10,000	10,778
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,800	2,664
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,200	2,179
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/27	EUR	100	102
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	6,300	5,799
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,600	2,464
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,873
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,072
CNP Assurances SACA	2.000%	7/27/50	EUR	1,500	1,389
CNP Assurances SACA	2.500%	6/30/51	EUR	3,100	2,876
CNP Assurances SACA	5.250%	7/18/53	EUR	4,700	5,170
CNP Assurances SACA	4.000%	Perpetual	EUR	2,000	2,115
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,400	7,887
Covivio Hotels SACA	1.875%	9/24/25	EUR	1,500	1,551
Covivio Hotels SACA	1.000%	7/27/29	EUR	2,800	2,590
Covivio SA	1.875%	5/20/26	EUR	200	204
Covivio SA	2.375%	2/20/28	EUR	100	102
Covivio SA	1.625%	6/23/30	EUR	2,200	2,037
Covivio SA	1.125%	9/17/31	EUR	4,000	3,494
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	2,800	2,598
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	8,500	7,406
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	1,200	1,283
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	1,900	2,016
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	22,000	23,394
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	18,400	18,186
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	6,100	6,005
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	14,100	13,623
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,600	7,315
22

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,477
	Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	13,193
	Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	9,100	8,533
	Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	8,600	7,231
	Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	2,200	2,053
	Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	10,100	8,578
	Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,098
	Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	11,000	11,235
	Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,683
	Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	12,580	12,418
	Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,402	20,116
	Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,629
	Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	7,100	6,683
	Credit Agricole SA	3.125%	2/5/26	EUR	2,000	2,115
	Credit Agricole SA	1.875%	12/20/26	EUR	5,100	5,185
	Credit Agricole SA	2.625%	3/17/27	EUR	5,329	5,482
	Credit Agricole SA	0.514%	7/6/27	JPY	400,000	2,474
	Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,753
	Credit Agricole SA	0.375%	4/20/28	EUR	4,800	4,489
	Credit Agricole SA	1.750%	3/5/29	EUR	6,000	5,809
	Credit Agricole SA	2.000%	3/25/29	EUR	6,400	6,238
	Credit Agricole SA	1.000%	7/3/29	EUR	7,300	6,847
	Credit Agricole SA	2.500%	8/29/29	EUR	9,000	9,071
	Credit Agricole SA	0.500%	9/21/29	EUR	13,600	12,541
	Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,461
	Credit Agricole SA	4.125%	3/7/30	EUR	6,300	6,895
	Credit Agricole SA	1.625%	6/5/30	EUR	4,200	4,349
	Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,308
	Credit Agricole SA	0.875%	1/14/32	EUR	6,400	5,470
	Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,268
	Credit Agricole SA	2.500%	4/22/34	EUR	12,000	11,428
	Credit Agricole SA	3.875%	11/28/34	EUR	11,000	11,869
	Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,335
	Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	1,000	980
	Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	5,100	4,713
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	10,000	10,333
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,100	1,035
	Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	10,000	9,018
	Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	2,000	1,979
	Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,200	3,605
	Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	6,000	4,963
	Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	7,000	7,653
	Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,537
	Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	23,000	22,735
	Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	30,700	30,084
	Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	7,500	7,318
	Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	9,200	8,559
	Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,800	2,692
	Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,400	21,465
	Danone SA	0.571%	3/17/27	EUR	5,000	4,939
	Danone SA	0.395%	6/10/29	EUR	9,300	8,525
	Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,466
	Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,549
[4]	Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,949
[4]	Dexia Credit Local SA	0.625%	1/17/26	EUR	4,200	4,269
[4]	Dexia Credit Local SA	0.250%	12/10/26	GBP	5,000	5,531
[4]	Dexia Credit Local SA	1.000%	10/18/27	EUR	4,250	4,203
[4]	Dexia Credit Local SA	0.000%	1/21/28	EUR	5,300	5,017
[4]	Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	21,244
	Electricite de France SA	4.000%	11/12/25	EUR	5,950	6,382
	Electricite de France SA	1.000%	10/13/26	EUR	8,300	8,283
	Electricite de France SA	4.375%	10/12/29	EUR	13,500	14,757
	Electricite de France SA	5.875%	7/18/31	GBP	1,588	2,018
	Electricite de France SA	4.250%	1/25/32	EUR	1,500	1,623
	Electricite de France SA	1.000%	11/29/33	EUR	8,700	7,089
	Electricite de France SA	6.125%	6/2/34	GBP	11,050	13,966
	Electricite de France SA	4.750%	10/12/34	EUR	5,700	6,411
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Electricite de France SA	1.875%	10/13/36	EUR	6,400	5,254
Electricite de France SA	5.500%	3/27/37	GBP	4,600	5,393
Electricite de France SA	4.500%	11/12/40	EUR	1,900	2,160
Electricite de France SA	5.500%	10/17/41	GBP	6,500	7,401
Electricite de France SA	4.625%	1/25/43	EUR	1,800	1,937
Electricite de France SA	2.000%	12/9/49	EUR	6,800	4,643
Electricite de France SA	6.000%	1/23/14	GBP	5,100	5,853
Engie SA	0.875%	9/19/25	EUR	6,800	6,986
Engie SA	1.000%	3/13/26	EUR	1,500	1,527
Engie SA	2.375%	5/19/26	EUR	100	104
Engie SA	0.375%	6/11/27	EUR	8,200	7,914
Engie SA	1.750%	3/27/28	EUR	7,600	7,560
Engie SA	1.375%	6/22/28	EUR	10,700	10,447
Engie SA	7.000%	10/30/28	GBP	6,750	9,037
Engie SA	3.500%	9/27/29	EUR	9,000	9,546
Engie SA	0.375%	10/26/29	EUR	1,000	898
Engie SA	3.625%	1/11/30	EUR	3,500	3,724
Engie SA	2.125%	3/30/32	EUR	6,100	5,791
Engie SA	1.875%	9/19/33	EUR	1,200	1,084
Engie SA	4.000%	1/11/35	EUR	4,300	4,603
Engie SA	1.500%	3/13/35	EUR	5,000	4,194
Engie SA	1.000%	10/26/36	EUR	6,000	4,586
Engie SA	2.000%	9/28/37	EUR	3,600	3,050
Engie SA	1.375%	6/21/39	EUR	4,800	3,540
Engie SA	1.250%	10/24/41	EUR	4,500	3,072
Engie SA	4.250%	1/11/43	EUR	2,000	2,122
Engie SA	5.625%	4/3/53	GBP	1,000	1,190
Engie SA	5.000%	10/1/60	GBP	3,550	3,882
Engie SA	5.950%	3/16/11	EUR	1,625	2,143
Engie SA	1.500%	Perpetual	EUR	2,500	2,357
Engie SA	1.625%	Perpetual	EUR	4,600	4,742
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	5,140
EssilorLuxottica SA	0.500%	6/5/28	EUR	10,200	9,753
Gecina SA	1.375%	6/30/27	EUR	100	99
Gecina SA	1.375%	1/26/28	EUR	1,700	1,667
Gecina SA	1.000%	1/30/29	EUR	1,100	1,033
Gecina SA	2.000%	6/30/32	EUR	4,400	4,132
Gecina SA	0.875%	1/25/33	EUR	4,000	3,347
Gecina SA	0.875%	6/30/36	EUR	3,600	2,696
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,104	1,911
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,200	1,894
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,879
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	5,900	5,814
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,000	7,228
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,100	4,864
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	9,059
ICADE	1.125%	11/17/25	EUR	6,100	6,226
ICADE	1.625%	2/28/28	EUR	2,000	1,940
ICADE	1.000%	1/19/30	EUR	1,400	1,248
ICADE	0.625%	1/18/31	EUR	3,700	3,088
Imerys SA	1.000%	7/15/31	EUR	2,500	2,112
In'li SA	1.125%	7/2/29	EUR	1,000	923
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,549
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,650
JCDecaux SE	1.625%	2/7/30	EUR	2,300	2,119
Kering SA	3.750%	9/5/25	EUR	5,000	5,329
Kering SA	1.250%	5/10/26	EUR	4,600	4,663
Kering SA	3.250%	2/27/29	EUR	9,000	9,451
Kering SA	3.625%	9/5/31	EUR	9,000	9,520
Kering SA	3.375%	2/27/33	EUR	9,000	9,298
Klepierre SA	1.875%	2/19/26	EUR	1,700	1,751
Klepierre SA	1.375%	2/16/27	EUR	3,300	3,293
Klepierre SA	2.000%	5/12/29	EUR	2,100	2,052
Klepierre SA	0.625%	7/1/30	EUR	4,800	4,203
Klepierre SA	0.875%	2/17/31	EUR	1,900	1,668
Klepierre SA	1.250%	9/29/31	EUR	100	89
Klepierre SA	1.625%	12/13/32	EUR	1,500	1,328
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,350	6,234
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,393
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,425
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	23,600	21,142
La Banque Postale SA	1.000%	2/9/28	EUR	10,000	9,834
La Banque Postale SA	3.000%	6/9/28	EUR	3,800	3,913
La Banque Postale SA	2.000%	7/13/28	EUR	4,700	4,657
La Banque Postale SA	1.375%	4/24/29	EUR	5,000	4,743
La Banque Postale SA	0.875%	1/26/31	EUR	2,300	2,320
La Banque Postale SA	0.750%	8/2/32	EUR	2,400	2,274
La Mondiale SAM	5.050%	Perpetual	EUR	3,431	3,676
La Poste SA	1.125%	6/4/25	EUR	5,000	5,186
La Poste SA	0.625%	10/21/26	EUR	4,900	4,861
La Poste SA	0.375%	9/17/27	EUR	10,100	9,706
La Poste SA	1.375%	4/21/32	EUR	18,200	16,477
Legrand SA	3.500%	5/29/29	EUR	5,000	5,347
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	3,700	3,714
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	4,400	4,973
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,748
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	4,600	4,050
Mercialys SA	1.800%	2/27/26	EUR	900	917
Mercialys SA	2.500%	2/28/29	EUR	1,400	1,376
MMS USA Holdings Inc.	0.625%	6/13/25	EUR	7,300	7,511
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	2,100	2,038
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	2,600	2,454
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,259
Nerval SAS	2.875%	4/14/32	EUR	3,800	3,696
Orange SA	1.000%	5/12/25	EUR	5,100	5,297
Orange SA	1.000%	9/12/25	EUR	6,900	7,095
Orange SA	5.250%	12/5/25	GBP	726	906
Orange SA	0.000%	9/4/26	EUR	2,000	1,962
Orange SA	0.875%	2/3/27	EUR	900	895
Orange SA	1.250%	7/7/27	EUR	4,000	3,986
Orange SA	1.375%	3/20/28	EUR	18,400	18,154
Orange SA	8.125%	11/20/28	GBP	3,316	4,637
Orange SA	2.000%	1/15/29	EUR	2,000	2,003
Orange SA	1.375%	1/16/30	EUR	13,100	12,454
Orange SA	1.875%	9/12/30	EUR	16,900	16,359
Orange SA	3.625%	11/16/31	EUR	5,000	5,373
Orange SA	3.250%	1/15/32	GBP	11,000	12,151
Orange SA	1.625%	4/7/32	EUR	5,000	4,644
Orange SA	2.375%	5/18/32	EUR	4,000	3,929
Orange SA	0.500%	9/4/32	EUR	3,800	3,167
Orange SA	8.125%	1/28/33	EUR	362	516
Orange SA	0.625%	12/16/33	EUR	10,700	8,693
Orange SA	5.625%	1/23/34	GBP	1,700	2,180
Orange SA	1.375%	Perpetual	EUR	1,900	1,743
Orange SA	1.750%	Perpetual	EUR	1,300	1,232
Orange SA	2.375%	Perpetual	EUR	2,500	2,615
Orange SA	5.000%	Perpetual	EUR	7,171	7,773
Orange SA	5.375%	Perpetual	EUR	4,000	4,435
Orano SA	3.375%	4/23/26	EUR	7,000	7,369
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,532
Pernod Ricard SA	3.250%	11/2/28	EUR	10,000	10,527
Pernod Ricard SA	1.375%	4/7/29	EUR	8,300	8,000
Pernod Ricard SA	0.125%	10/4/29	EUR	2,000	1,779
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,501
Pernod Ricard SA	0.875%	10/24/31	EUR	4,000	3,507
Praemia Healthcare SACA	0.875%	11/4/29	EUR	4,600	4,020
PSA Tresorerie GIE	6.000%	9/19/33	EUR	4,024	4,954
RCI Banque SA	4.125%	12/1/25	EUR	14,000	14,954
RCI Banque SA	1.750%	4/10/26	EUR	1,165	1,192
RCI Banque SA	1.625%	5/26/26	EUR	7,666	7,796
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,402
RCI Banque SA	4.875%	6/14/28	EUR	4,000	4,395
RCI Banque SA	4.875%	10/2/29	EUR	17,000	18,768
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,500	6,728
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	11,100	10,516
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	500	514
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,353
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,121
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	7,900	8,423
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	3,100	2,765
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,307
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	7,500	5,418
SCOR SE	3.000%	6/8/46	EUR	5,800	6,000
SCOR SE	3.625%	5/27/48	EUR	4,900	5,142
SCOR SE	1.375%	9/17/51	EUR	2,200	1,850
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	1,900	1,904
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,782
Societe Generale SA	0.125%	11/17/26	EUR	21,000	21,180
Societe Generale SA	0.750%	1/25/27	EUR	8,600	8,416
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,151
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,390
Societe Generale SA	0.250%	7/8/27	EUR	7,500	7,167
Societe Generale SA	1.250%	12/7/27	GBP	3,700	4,009
Societe Generale SA	2.125%	9/27/28	EUR	8,600	8,562
Societe Generale SA	1.750%	3/22/29	EUR	4,500	4,327
Societe Generale SA	0.500%	6/12/29	EUR	14,100	12,991
Societe Generale SA	1.250%	6/12/30	EUR	4,200	3,808
Societe Generale SA	1.000%	11/24/30	EUR	4,000	4,042
Societe Generale SA	4.250%	12/6/30	EUR	12,000	12,793
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,474
Societe Generale SA	5.750%	1/22/32	GBP	7,000	8,613
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,421
Societe Generale SA	5.625%	6/2/33	EUR	8,000	8,976
Societe Generale SA	6.250%	6/22/33	GBP	2,000	2,617
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,700	5,781
Societe Generale SFH SA	3.625%	7/31/26	EUR	37,000	39,636
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,858
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,384
Societe Generale SFH SA	0.125%	2/2/29	EUR	21,900	20,164
Societe Generale SFH SA	0.010%	2/5/31	EUR	10,400	8,940
Sodexo SA	2.500%	6/24/26	EUR	383	400
Sodexo SA	0.750%	4/14/27	EUR	5,914	5,892
Sodexo SA	1.750%	6/26/28	GBP	4,090	4,471
Sodexo SA	1.000%	4/27/29	EUR	3,700	3,530
Sogecap SA	4.125%	Perpetual	EUR	100	105
Suez SACA	2.375%	5/24/30	EUR	1,600	1,563
Suez SACA	5.000%	11/3/32	EUR	1,500	1,705
Suez SACA	2.875%	5/24/34	EUR	7,400	7,108
Suez SACA	6.625%	10/5/43	GBP	3,000	3,976
TDF Infrastructure SASU	2.500%	4/7/26	EUR	400	414
TDF Infrastructure SASU	1.750%	12/1/29	EUR	6,700	6,197
Teleperformance SE	3.750%	6/24/29	EUR	2,000	2,024
Terega SASU	2.200%	8/5/25	EUR	100	105
Terega SASU	0.875%	9/17/30	EUR	2,500	2,201
Thales SA	4.250%	10/18/31	EUR	5,000	5,507
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	6,700	6,647
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,746	5,702
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	3,900	4,118
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,302
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	3,000	3,016
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,400	10,858
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	3,200	3,043
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	5,000	3,952
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	6,073
TotalEnergies SE	2.000%	Perpetual	EUR	3,309	3,047
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	3,982
TotalEnergies SE	2.125%	Perpetual	EUR	7,219	6,305
TotalEnergies SE	3.369%	Perpetual	EUR	3,650	3,808
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,851
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	371	379
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	400	417
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,800	1,780
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	10,200	9,887
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	1,900	1,771
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	200	190
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	3,815	3,525
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	10,500	9,725
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,599
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	6,300	5,283
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,200	1,098
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	2,200	1,856
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	1,613	1,399
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	600	514
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	1,700	1,112
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,527
Veolia Environnement SA	1.750%	9/10/25	EUR	300	312
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	988
Veolia Environnement SA	4.625%	3/30/27	EUR	5,100	5,599
Veolia Environnement SA	1.250%	4/2/27	EUR	10,200	10,175
Veolia Environnement SA	1.590%	1/10/28	EUR	3,000	2,994
Veolia Environnement SA	1.250%	4/15/28	EUR	2,100	2,056
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,361
Veolia Environnement SA	1.500%	4/3/29	EUR	800	774
Veolia Environnement SA	1.625%	9/17/30	EUR	400	377
Veolia Environnement SA	5.375%	12/2/30	GBP	600	752
Veolia Environnement SA	0.800%	1/15/32	EUR	7,800	6,736
Veolia Environnement SA	6.125%	11/25/33	EUR	2,244	2,843
Verallia SA	1.625%	5/14/28	EUR	5,000	4,878
Vinci SA	1.000%	9/26/25	EUR	2,500	2,569
Vinci SA	1.625%	1/18/29	EUR	7,200	7,091
Vinci SA	1.750%	9/26/30	EUR	3,400	3,260
Vinci SA	0.500%	1/9/32	EUR	11,200	9,539
Vinci SA	2.750%	9/15/34	GBP	2,600	2,641
Vivendi SE	1.125%	12/11/28	EUR	2,800	2,812
Wendel SE	1.000%	6/1/31	EUR	2,800	2,480
Westfield America Management Ltd.	2.625%	3/30/29	GBP	2,100	2,255
					3,034,740
Germany (2.5%)
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	903
Aareal Bank AG	0.750%	4/18/28	EUR	2,100	1,895
Aareal Bank AG	0.010%	9/15/28	EUR	7,100	6,486
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,023
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,479
Allianz Finance II BV	0.500%	1/14/31	EUR	6,300	5,600
Allianz SE	4.597%	9/7/38	EUR	7,000	7,517
Allianz SE	2.241%	7/7/45	EUR	3,400	3,541
Allianz SE	1.301%	9/25/49	EUR	2,000	1,821
Allianz SE	2.121%	7/8/50	EUR	12,000	11,202
Allianz SE	4.252%	7/5/52	EUR	6,900	7,213
Allianz SE	5.824%	7/25/53	EUR	8,300	9,617
Amprion GmbH	3.450%	9/22/27	EUR	18,000	19,001
Amprion GmbH	3.971%	9/22/32	EUR	2,000	2,151
Amprion GmbH	0.625%	9/23/33	EUR	8,600	6,871
Aroundtown SA	4.625%	9/18/25	CAD	435	301
Aroundtown SA	1.500%	5/28/26	EUR	1,900	1,877
Aroundtown SA	0.000%	7/16/26	EUR	7,600	7,231
Aroundtown SA	0.375%	4/15/27	EUR	7,800	7,010
Aroundtown SA	3.000%	10/16/29	GBP	1,983	1,905
Aroundtown SA	3.625%	4/10/31	GBP	1,100	1,032
Aroundtown SA	1.625%	Perpetual	EUR	2,300	1,128
BASF SE	4.000%	3/8/29	EUR	3,000	3,257
BASF SE	1.500%	5/22/30	EUR	2,099	2,010
BASF SE	1.500%	3/17/31	EUR	2,800	2,599
BASF SE	4.250%	3/8/32	EUR	10,000	11,005
BASF SE	1.450%	12/13/32	EUR	8,400	7,727
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	20,200	19,177
Bayer AG	0.750%	1/6/27	EUR	6,500	6,350
Bayer AG	1.125%	1/6/30	EUR	9,300	8,391
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bayer AG	0.625%	7/12/31	EUR	4,400	3,630
Bayer AG	1.375%	7/6/32	EUR	10,000	8,478
Bayer AG	4.625%	5/26/33	EUR	2,500	2,701
Bayer AG	1.000%	1/12/36	EUR	4,400	3,237
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	5,900	5,958
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	9,651
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	13,196
Bayerische Landesbank	0.050%	4/30/31	EUR	5,000	4,302
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,728
Berlin Hyp AG	1.125%	10/25/27	EUR	100	96
Berlin Hyp AG	0.010%	1/24/28	EUR	6,348	6,002
Berlin Hyp AG	0.010%	7/7/28	EUR	18,080	16,871
Berlin Hyp AG	0.125%	1/18/30	EUR	10,000	8,973
Berlin Hyp AG	0.250%	5/19/33	EUR	6,673	5,496
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,030
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,500	2,637
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	861
BMW Finance NV	1.000%	8/29/25	EUR	4,089	4,218
BMW Finance NV	0.000%	1/11/26	EUR	6,365	6,426
BMW Finance NV	3.250%	11/22/26	EUR	1,000	1,062
BMW Finance NV	0.375%	1/14/27	EUR	3,686	3,641
BMW Finance NV	1.500%	2/6/29	EUR	12,112	11,872
BMW Finance NV	0.200%	1/11/33	EUR	2,455	1,994
BMW Finance NV	3.625%	5/22/35	EUR	2,000	2,129
BMW US Capital LLC	3.375%	2/2/34	EUR	4,000	4,165
Brenntag Finance BV	1.125%	9/27/25	EUR	1,875	1,925
Clearstream Banking AG	0.000%	12/1/25	EUR	8,100	8,153
Commerzbank AG	0.625%	5/28/25	EUR	4,612	4,767
Commerzbank AG	0.875%	9/8/25	EUR	5,175	5,325
Commerzbank AG	1.000%	3/4/26	EUR	11,495	11,693
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,281
Commerzbank AG	0.500%	6/9/26	EUR	7,686	7,717
Commerzbank AG	0.500%	12/4/26	EUR	7,686	7,590
Commerzbank AG	0.125%	12/15/26	EUR	6,045	5,931
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,464
Commerzbank AG	3.000%	9/14/27	EUR	6,500	6,759
Commerzbank AG	4.625%	3/21/28	EUR	7,200	7,787
Commerzbank AG	3.375%	8/28/28	EUR	16,984	18,216
Commerzbank AG	3.125%	4/20/29	EUR	18,000	19,116
Commerzbank AG	5.125%	1/18/30	EUR	6,000	6,620
Commerzbank AG	0.010%	3/11/30	EUR	4,612	4,092
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,324
Commerzbank AG	1.250%	1/9/34	EUR	3,587	3,204
Continental AG	2.500%	8/27/26	EUR	3,500	3,647
Continental AG	3.625%	11/30/27	EUR	2,500	2,657
Covestro AG	0.875%	2/3/26	EUR	1,201	1,218
Covestro AG	1.375%	6/12/30	EUR	2,000	1,870
Daimler Truck Finance Canada Inc.	5.180%	9/19/25	CAD	2,200	1,595
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,496	1,017
Daimler Truck Finance Canada Inc.	5.770%	9/25/28	CAD	2,000	1,494
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,349
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	13,000	13,093
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	2,000	2,152
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,600	2,540
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,271	8,689
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	2,221	2,626
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	2,880	2,841
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	1,794	1,875
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,536	1,445
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	4,485	4,387
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	5,021	4,627
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	7,161	5,699
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,705	13,614
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	5,183	4,025
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,981	5,883
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	3,006	1,857
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	2,300	2,107
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bank AG	2.625%	2/12/26	EUR	4,800	5,007
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,659
Deutsche Bank AG	0.000%	10/15/26	EUR	2,841	2,670
Deutsche Bank AG	1.625%	1/20/27	EUR	13,600	13,621
Deutsche Bank AG	0.750%	2/17/27	EUR	6,700	6,736
Deutsche Bank AG	3.250%	5/24/28	EUR	7,000	7,272
Deutsche Bank AG	0.250%	8/31/28	EUR	2,561	2,402
Deutsche Bank AG	5.375%	1/11/29	EUR	3,000	3,330
Deutsche Bank AG	3.375%	3/13/29	EUR	10,700	11,457
Deutsche Bank AG	1.750%	11/19/30	EUR	9,500	8,796
Deutsche Bank AG	6.125%	12/12/30	GBP	3,000	3,719
Deutsche Bank AG	5.625%	5/19/31	EUR	5,000	5,361
Deutsche Bank AG	1.375%	2/17/32	EUR	10,500	9,273
Deutsche Bank AG	4.000%	6/24/32	EUR	8,100	8,306
Deutsche Bank AG	2.625%	6/30/37	EUR	20,000	19,851
Deutsche Boerse AG	0.000%	2/22/26	EUR	9,300	9,305
Deutsche Boerse AG	1.125%	3/26/28	EUR	2,124	2,077
Deutsche Boerse AG	1.500%	4/4/32	EUR	3,200	2,966
Deutsche Boerse AG	3.875%	9/28/33	EUR	4,000	4,367
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	16,500	16,943
Deutsche Lufthansa AG	3.750%	2/11/28	EUR	5,000	5,252
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	15,300	14,746
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	3,125	3,166
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	5,124	4,271
Deutsche Post AG	0.375%	5/20/26	EUR	3,698	3,716
Deutsche Post AG	1.625%	12/5/28	EUR	11,265	11,237
Deutsche Post AG	0.750%	5/20/29	EUR	7,182	6,886
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,317
Deutsche Telekom AG	0.500%	7/5/27	EUR	19,064	18,682
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,415
Deutsche Telekom AG	3.125%	2/6/34	GBP	934	989
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,177	2,000
Deutsche Telekom AG	1.750%	12/9/49	EUR	3,523	2,673
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	10,805	11,142
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	1,578	1,604
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	649	657
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	75	80
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	4,285	4,269
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	3,961	5,704
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	1,868	2,074
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	4,458	4,459
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	2,715	3,697
Deutsche Wohnen SE	1.500%	4/30/30	EUR	3,000	2,746
Deutsche Wohnen SE	1.300%	4/7/41	EUR	900	602
DZ HYP AG	0.500%	11/13/25	EUR	8,198	8,349
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,085
DZ HYP AG	0.375%	3/31/26	EUR	3,177	3,197
DZ HYP AG	0.500%	9/30/26	EUR	5,124	5,101
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,456
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,887
DZ HYP AG	0.875%	3/22/28	EUR	9,245	9,002
DZ HYP AG	0.875%	1/30/29	EUR	5,124	4,902
DZ HYP AG	0.010%	4/20/29	EUR	17,577	16,010
DZ HYP AG	0.050%	6/29/29	EUR	5,124	4,648
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,723
DZ HYP AG	0.010%	3/29/30	EUR	12,731	11,279
DZ HYP AG	3.250%	5/31/33	EUR	10,000	10,728
E.ON International Finance BV	1.625%	5/30/26	EUR	6,558	6,717
E.ON International Finance BV	1.250%	10/19/27	EUR	6,537	6,471
E.ON International Finance BV	1.500%	7/31/29	EUR	11,962	11,536
E.ON International Finance BV	6.250%	6/3/30	GBP	10,966	14,321
E.ON International Finance BV	6.375%	6/7/32	GBP	3,227	4,258
E.ON International Finance BV	4.750%	1/31/34	GBP	2,600	3,036
E.ON International Finance BV	5.875%	10/30/37	GBP	6,550	8,235
E.ON International Finance BV	6.750%	1/27/39	GBP	600	813
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,920
E.ON SE	0.250%	10/24/26	EUR	1,149	1,130
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON SE	0.375%	9/29/27	EUR	4,561	4,386
E.ON SE	3.500%	1/12/28	EUR	3,000	3,208
E.ON SE	0.750%	2/20/28	EUR	1,299	1,266
E.ON SE	3.750%	3/1/29	EUR	10,000	10,790
E.ON SE	1.625%	5/22/29	EUR	9,016	8,795
E.ON SE	0.350%	2/28/30	EUR	4,783	4,263
E.ON SE	1.625%	3/29/31	EUR	9,218	8,678
E.ON SE	0.625%	11/7/31	EUR	10,864	9,355
E.ON SE	0.875%	10/18/34	EUR	1,900	1,556
E.ON SE	3.875%	1/12/35	EUR	8,500	9,097
E.ON SE	3.750%	1/15/36	EUR	2,000	2,103
E.ON SE	3.500%	10/26/37	EUR	1,000	1,013
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	5,500	5,311
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,700	5,716
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,709
EnBW International Finance BV	2.500%	6/4/26	EUR	8,023	8,355
EnBW International Finance BV	0.250%	10/19/30	EUR	5,619	4,906
EnBW International Finance BV	0.500%	3/1/33	EUR	3,000	2,415
EnBW International Finance BV	4.300%	5/23/34	EUR	9,300	10,189
EnBW International Finance BV	6.125%	7/7/39	EUR	2,195	2,826
Eurogrid GmbH	1.875%	6/10/25	EUR	10,100	10,557
Eurogrid GmbH	1.500%	4/18/28	EUR	8,100	7,917
Eurogrid GmbH	3.722%	4/27/30	EUR	4,400	4,677
Eurogrid GmbH	1.113%	5/15/32	EUR	6,000	5,218
Eurogrid GmbH	0.741%	4/21/33	EUR	4,600	3,772
Evonik Industries AG	0.625%	9/18/25	EUR	3,600	3,680
EWE AG	0.250%	6/8/28	EUR	2,000	1,850
EWE AG	0.375%	10/22/32	EUR	2,592	2,079
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	3,000	3,071
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	6,365	5,925
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	6,000	5,102
Fresenius Medical Care AG	1.500%	7/11/25	EUR	300	311
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,381	2,204
Fresenius SE & Co. KGaA	1.875%	5/24/25	EUR	2,000	2,089
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	5,124	5,117
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,892	5,645
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,648	3,782
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,100	5,700
Grand City Properties SA	1.375%	8/3/26	EUR	6,000	5,937
Grand City Properties SA	1.500%	2/22/27	EUR	1,000	979
Grand City Properties SA	0.125%	1/11/28	EUR	2,500	2,245
Grand City Properties SA	1.500%	Perpetual	EUR	500	334
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,700	3,637
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	6,700	6,535
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,300	2,219
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	10,070	10,655
Hannover Rueck SE	1.125%	10/9/39	EUR	1,700	1,539
Hannover Rueck SE	5.875%	8/26/43	EUR	7,500	8,813
Hannover Rueck SE	3.375%	Perpetual	EUR	2,800	2,940
Heidelberg Materials AG	3.750%	5/31/32	EUR	7,000	7,383
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,945	4,055
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	6,627	6,496
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,132
HOCHTIEF AG	0.625%	4/26/29	EUR	4,002	3,620
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	4,100	3,834
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	2,100	1,740
Infineon Technologies AG	1.625%	6/24/29	EUR	2,100	2,038
Infineon Technologies AG	2.000%	6/24/32	EUR	2,200	2,082
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,467
ING-DiBa AG	0.125%	5/23/27	EUR	2,500	2,420
ING-DiBa AG	1.250%	10/9/33	EUR	5,200	4,654
ING-DiBa AG	1.000%	5/23/39	EUR	9,700	7,528
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	17,800	17,124
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	22,287	21,427
Landesbank Baden-Wuerttemberg	0.375%	2/28/28	EUR	4,000	3,732
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,207	3,906
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	1,500	1,345
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	2,400	2,464
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	14,500	15,113
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	3,968
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	21,615
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	13,411
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,394
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,036
LANXESS AG	1.125%	5/16/25	EUR	2,999	3,108
LANXESS AG	1.750%	3/22/28	EUR	2,200	2,138
LANXESS AG	0.625%	12/1/29	EUR	2,200	1,908
LEG Immobilien SE	0.375%	1/17/26	EUR	3,200	3,206
LEG Immobilien SE	0.875%	11/28/27	EUR	4,400	4,247
LEG Immobilien SE	0.875%	1/17/29	EUR	4,200	3,842
LEG Immobilien SE	1.000%	11/19/32	EUR	1,800	1,473
LEG Immobilien SE	0.875%	3/30/33	EUR	1,700	1,357
LEG Immobilien SE	1.500%	1/17/34	EUR	3,400	2,782
Mercedes-Benz Finance Canada Inc.	1.650%	9/22/25	CAD	1,375	953
Mercedes-Benz Finance Canada Inc.	5.140%	6/29/26	CAD	3,400	2,479
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,000	736
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	5,260	5,188
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,482
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	4,612	4,261
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	2,100	2,123
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,561	2,336
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	7,219	7,089
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	5,124	4,651
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,800	4,087
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	3,182	2,895
Mercedes-Benz International Finance BV	1.000%	11/11/25	EUR	10,760	11,063
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	9,916	10,139
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	8,928	9,214
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,686	7,628
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,000	4,063
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,686	7,579
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	2,000	2,176
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	1,200	1,252
Merck Financial Services GmbH	2.375%	6/15/30	EUR	4,500	4,530
Merck Financial Services GmbH	0.875%	7/5/31	EUR	400	358
Merck KGaA	1.625%	9/9/80	EUR	5,600	5,627
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,661	6,561
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	15,000	15,854
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,686	7,481
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	8,383
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,533	6,769
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	15,000	14,514
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,765	3,714
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	6,365	4,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	4,600	4,040
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,505
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,100	2,134
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	26,100	25,662
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	5,124	5,057
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	23,345	22,132
Robert Bosch GmbH	4.000%	6/2/35	EUR	3,000	3,238
Robert Bosch GmbH	4.375%	6/2/43	EUR	8,000	8,697
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	516
RWE AG	2.500%	8/24/25	EUR	4,600	4,827
RWE AG	2.125%	5/24/26	EUR	2,000	2,070
RWE AG	0.500%	11/26/28	EUR	8,305	7,759
RWE AG	2.750%	5/24/30	EUR	9,500	9,581
RWE AG	0.625%	6/11/31	EUR	4,509	3,912
RWE AG	1.000%	11/26/33	EUR	2,735	2,244
RWE AG	4.125%	2/13/35	EUR	4,500	4,847
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,372
SAP SE	1.250%	3/10/28	EUR	2,900	2,872
SAP SE	0.375%	5/18/29	EUR	7,600	7,032
SAP SE	1.625%	3/10/31	EUR	6,800	6,525
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sartorius Finance BV	4.500%	9/14/32	EUR	1,000	1,097
Sartorius Finance BV	4.875%	9/14/35	EUR	2,000	2,230
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,310
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	605
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	4,577	4,830
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	14,300	13,249
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,404	8,625
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	3,225	3,076
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,000	5,168
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	2,721	2,554
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	2,000	2,143
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	7,200	6,206
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	8,000	8,244
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,587	2,871
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	6,600	5,649
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	3,000	3,122
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,214	6,088
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	3,103
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	4,000	4,181
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	900	886
Talanx AG	4.000%	10/25/29	EUR	2,500	2,704
Talanx AG	2.250%	12/5/47	EUR	11,800	11,621
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	20,000	21,363
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,379
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	5,000	4,586
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,400	3,736
UniCredit Bank GmbH	0.625%	11/20/25	EUR	9,596	9,788
UniCredit Bank GmbH	0.500%	2/23/27	EUR	23,000	22,618
UniCredit Bank GmbH	0.010%	9/15/28	EUR	33,855	31,348
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,508	6,227
UniCredit Bank GmbH	0.010%	6/24/30	EUR	3,758	3,303
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,992	8,543
UniCredit Bank GmbH	0.850%	5/22/34	EUR	7,737	6,588
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,910	6,240
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	666	682
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,355
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,600	2,685
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	9,000	9,832
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,897	2,990
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,217	12,621
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	6,019	6,355
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	3,603	3,152
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,203
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	5,142
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	9,300	10,288
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	3,700	3,885
Volkswagen International Finance NV	4.125%	11/15/25	EUR	9,200	9,842
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,333
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,500	4,145
Volkswagen International Finance NV	1.875%	3/30/27	EUR	15,700	15,856
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,255
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,124
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,401
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,511
Volkswagen International Finance NV	3.300%	3/22/33	EUR	500	509
Volkswagen International Finance NV	4.125%	11/16/38	EUR	6,500	6,941
Volkswagen International Finance NV	1.500%	1/21/41	EUR	800	577
Volkswagen International Finance NV	3.500%	Perpetual	EUR	1,500	1,430
Volkswagen International Finance NV	3.500%	Perpetual	EUR	5,600	5,855
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	10,999
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,822
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,600	11,422
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,889
Volkswagen International Finance NV	4.625%	Perpetual	EUR	3,642	3,842
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,200	5,347
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,116	1,158
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,514
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	16,853	16,681
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	8,851	8,091
Vonovia SE	1.800%	6/29/25	EUR	7,700	8,005
Vonovia SE	0.000%	12/1/25	EUR	5,000	5,006
Vonovia SE	1.375%	1/28/26	EUR	2,800	2,850
Vonovia SE	1.500%	3/22/26	EUR	8,000	8,139
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,531
Vonovia SE	1.750%	1/25/27	EUR	100	101
Vonovia SE	0.375%	6/16/27	EUR	5,000	4,757
Vonovia SE	0.625%	10/7/27	EUR	3,000	2,846
Vonovia SE	1.875%	6/28/28	EUR	9,200	8,958
Vonovia SE	0.250%	9/1/28	EUR	3,000	2,699
Vonovia SE	0.625%	12/14/29	EUR	6,900	6,025
Vonovia SE	2.250%	4/7/30	EUR	3,100	2,963
Vonovia SE	1.000%	7/9/30	EUR	2,000	1,764
Vonovia SE	5.000%	11/23/30	EUR	1,000	1,101
Vonovia SE	2.375%	3/25/32	EUR	5,800	5,421
Vonovia SE	0.750%	9/1/32	EUR	6,200	4,969
Vonovia SE	1.000%	6/16/33	EUR	3,500	2,784
Vonovia SE	1.125%	9/14/34	EUR	3,800	2,940
Vonovia SE	2.750%	3/22/38	EUR	2,000	1,757
Vonovia SE	1.625%	10/7/39	EUR	4,100	2,903
Vonovia SE	1.500%	6/14/41	EUR	1,800	1,187
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,160	2,180
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,415	962
VW Credit Canada Inc.	5.860%	11/15/27	CAD	1,100	818
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	3,100	3,148
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	4,500	4,224
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	3,100	2,731
					2,200,853
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,824	2,317
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,678	3,363
					5,680
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	1.500%	10/8/27	EUR	2,000	1,947
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	900	785
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,567
AIB Group plc	2.250%	4/4/28	EUR	13,000	13,189
AIB Group plc	5.750%	2/16/29	EUR	5,000	5,648
Bank of Ireland Group plc	1.875%	6/5/26	EUR	13,000	13,548
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	9,857
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,602
Bank of Ireland Group plc	7.594%	12/6/32	GBP	900	1,155
Bank of Ireland Group plc	6.750%	3/1/33	EUR	7,000	7,924
Dell Bank International DAC	0.500%	10/27/26	EUR	6,500	6,408
ESB Finance DAC	2.125%	6/8/27	EUR	3,170	3,233
ESB Finance DAC	1.875%	6/14/31	EUR	6,263	5,899
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,619
ESB Finance DAC	2.125%	11/5/33	EUR	2,671	2,462
Freshwater Finance plc	4.607%	10/17/36	GBP	1,517	1,601
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,361	5,612
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,463	3,478
Permanent TSB Group Holdings plc	6.625%	6/30/29	EUR	5,000	5,733
Ryanair DAC	2.875%	9/15/25	EUR	9,828	10,355
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	2,214	2,319
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	6,500	6,408
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	5,429	4,535
					126,152
Italy (0.9%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	300	305
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,266	3,246
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
2i Rete Gas SpA	0.579%	1/29/31	EUR	5,800	5,006
A2A SpA	0.625%	7/15/31	EUR	2,000	1,690
A2A SpA	0.625%	10/28/32	EUR	1,998	1,607
A2A SpA	1.000%	11/2/33	EUR	2,000	1,609
A2A SpA	4.375%	2/3/34	EUR	2,000	2,164
ACEA SpA	1.000%	10/24/26	EUR	3,058	3,052
ACEA SpA	1.500%	6/8/27	EUR	12,881	12,920
ACEA SpA	0.500%	4/6/29	EUR	6,896	6,307
ACEA SpA	0.250%	7/28/30	EUR	4,007	3,463
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	2,040	2,057
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	3,900	3,582
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	8,958	9,077
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	7,448	6,966
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	1,636	1,752
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	2,900	2,700
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,861
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,300	2,009
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,435
Assicurazioni Generali SpA	5.399%	4/20/33	EUR	5,000	5,594
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	8,669	9,514
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	4,050	5,075
ASTM SpA	1.625%	2/8/28	EUR	3,729	3,664
ASTM SpA	1.500%	1/25/30	EUR	8,700	8,057
ASTM SpA	2.375%	11/25/33	EUR	2,800	2,494
Autostrade per l'Italia SpA	1.750%	2/1/27	EUR	2,359	2,364
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	7,000	6,812
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,789
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	9,000	8,556
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	5,000	5,443
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	8,000	7,358
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,539	4,711
Banco BPM SpA	3.750%	6/27/28	EUR	6,000	6,408
Banco BPM SpA	4.875%	1/17/30	EUR	5,000	5,426
BPER Banca	3.750%	10/22/28	EUR	23,300	25,071
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,800	8,919
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,600	7,537
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,363
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	17,100	18,255
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	10,000	10,672
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,129
Enel Finance International NV	1.375%	6/1/26	EUR	19,114	19,461
Enel Finance International NV	0.375%	6/17/27	EUR	4,308	4,149
Enel Finance International NV	1.000%	10/20/27	GBP	3,901	4,246
Enel Finance International NV	2.875%	4/11/29	GBP	3,700	4,146
Enel Finance International NV	0.375%	5/28/29	EUR	19,900	18,277
Enel Finance International NV	0.500%	6/17/30	EUR	18,800	16,907
Enel Finance International NV	4.000%	2/20/31	EUR	5,000	5,389
Enel Finance International NV	0.875%	9/28/34	EUR	1,900	1,500
Enel Finance International NV	1.125%	10/17/34	EUR	3,653	2,975
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,456
Enel Finance International NV	3.875%	1/23/35	EUR	4,000	4,177
Enel Finance International NV	0.875%	6/17/36	EUR	2,214	1,649
Enel Finance International NV	5.750%	9/14/40	GBP	5,410	6,673
Enel SpA	5.625%	6/21/27	EUR	5,536	6,281
Enel SpA	5.750%	6/22/37	GBP	1,545	1,923
Enel SpA	3.500%	Perpetual	EUR	10,614	11,200
Enel SpA	3.375%	Perpetual	EUR	6,180	6,388
Enel SpA	1.375%	Perpetual	EUR	7,448	7,046
Enel SpA	1.875%	Perpetual	EUR	5,000	4,369
Enel SpA	2.250%	Perpetual	EUR	8,977	8,934
Eni SpA	3.750%	9/12/25	EUR	3,321	3,545
Eni SpA	1.500%	2/2/26	EUR	2,169	2,232
Eni SpA	1.250%	5/18/26	EUR	2,667	2,709
Eni SpA	1.500%	1/17/27	EUR	2,543	2,565
Eni SpA	1.625%	5/17/28	EUR	2,574	2,540
Eni SpA	0.375%	6/14/28	EUR	10,982	10,278
Eni SpA	1.125%	9/19/28	EUR	2,817	2,713
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	3.625%	1/29/29	EUR	2,600	2,779
Eni SpA	0.625%	1/23/30	EUR	8,911	8,038
Eni SpA	2.000%	5/18/31	EUR	7,000	6,655
Eni SpA	1.000%	10/11/34	EUR	3,092	2,484
Eni SpA	2.000%	Perpetual	EUR	2,500	2,449
Eni SpA	2.625%	Perpetual	EUR	4,090	4,226
Eni SpA	2.750%	Perpetual	EUR	3,724	3,493
Eni SpA	3.375%	Perpetual	EUR	5,563	5,498
Ferrovie dello Stato Italiane SpA	1.500%	6/27/25	EUR	13,000	13,519
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	10,660
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	6,000	6,650
Hera SpA	0.875%	10/14/26	EUR	2,543	2,520
Hera SpA	0.875%	7/5/27	EUR	5,087	4,958
Hera SpA	5.200%	1/29/28	EUR	3,092	3,459
Hera SpA	0.250%	12/3/30	EUR	2,100	1,780
Hera SpA	4.250%	4/20/33	EUR	3,400	3,661
Hera SpA	1.000%	4/25/34	EUR	1,509	1,206
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	5,685
Iccrea Banca SpA	3.875%	1/12/29	EUR	25,000	26,932
Iccrea Banca SpA	3.500%	3/4/32	EUR	25,000	26,537
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,586
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	5,087	5,230
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,116
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	5,087	5,029
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,633	6,592
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	7,017	6,917
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	2,500	2,738
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	5,000	4,760
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	13,409	13,259
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	6,000	6,415
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	3,500	4,396
Intesa Sanpaolo SpA	1.750%	7/4/29	EUR	4,539	4,371
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	4,545	4,745
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	16,849
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	8,250	7,346
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	4,430	5,059
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,326
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	3,724	3,261
Iren SpA	1.950%	9/19/25	EUR	3,092	3,214
Italgas SpA	0.875%	4/24/30	EUR	5,092	4,588
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,541	3,654
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,525	5,688
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	8,179	8,281
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,796
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	7,000	7,593
Snam SpA	0.875%	10/25/26	EUR	10,085	10,009
Snam SpA	0.750%	6/20/29	EUR	8,400	7,722
Snam SpA	0.750%	6/17/30	EUR	2,500	2,230
Snam SpA	0.625%	6/30/31	EUR	5,000	4,299
Snam SpA	1.000%	9/12/34	EUR	4,090	3,264
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,944	4,900
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,798	6,476
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	3,000	3,184
UniCredit SpA	1.250%	6/16/26	EUR	8,944	9,260
UniCredit SpA	0.375%	10/31/26	EUR	9,753	9,626
UniCredit SpA	3.375%	1/31/27	EUR	12,500	13,290
UniCredit SpA	2.200%	7/22/27	EUR	12,535	12,830
UniCredit SpA	0.925%	1/18/28	EUR	13,000	12,834
UniCredit SpA	4.450%	2/16/29	EUR	8,000	8,636
UniCredit SpA	3.500%	7/31/30	EUR	12,500	13,397
UniCredit SpA	0.850%	1/19/31	EUR	21,986	19,238
					825,940
Japan (0.5%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	400,000	2,528
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	2,500	2,415
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	100,000	627
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,426
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Astellas Pharma Inc.	0.320%	8/31/26	JPY	500,000	3,152
Astellas Pharma Inc.	0.519%	8/31/28	JPY	500,000	3,147
Bridgestone Corp.	0.230%	4/17/26	JPY	1,100,000	6,932
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,883
Central Nippon Expressway Co. Ltd.	0.070%	7/10/25	JPY	100,000	632
Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	300,000	1,894
Central Nippon Expressway Co. Ltd.	0.060%	3/18/26	JPY	500,000	3,148
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	520,000	3,270
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,882
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	500,000	3,135
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,261
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	500,000	3,157
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	200,000	1,264
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,513
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	900,000	5,661
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,144
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	300,000	1,856
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	100,000	581
Denso Corp.	0.315%	3/17/28	JPY	300,000	1,876
East Japan Railway Co.	1.162%	9/15/28	GBP	6,119	6,476
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,258
East Japan Railway Co.	4.875%	6/14/34	GBP	2,800	3,358
East Japan Railway Co.	1.104%	9/15/39	EUR	3,714	2,755
East Japan Railway Co.	4.110%	2/22/43	EUR	8,500	9,159
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	670,000	4,238
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	400,000	2,514
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	670,000	4,130
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	230,000	1,417
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	300,000	1,826
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	90,000	543
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	300,000	1,835
Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	200,000	1,273
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	600,000	3,740
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,255
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	200,000	1,213
Hitachi Ltd.	0.290%	3/12/30	JPY	100,000	609
JT International Financial Services BV	1.000%	11/26/29	EUR	1,545	1,434
JT International Financial Services BV	2.750%	9/28/33	GBP	2,599	2,627
JT International Financial Services BV	2.375%	4/7/81	EUR	5,087	5,192
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	289,000	1,807
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	125,000	788
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	359,000	2,234
Kansai Electric Power Co. Inc.	0.435%	4/25/28	JPY	400,000	2,479
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	327,000	1,996
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	187,000	1,119
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,256
Kubota Corp.	0.300%	6/2/27	JPY	500,000	3,135
Kyushu Electric Power Co. Inc.	0.360%	4/23/27	JPY	100,000	629
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	191,000	1,184
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	100,000	603
Mitsubishi Corp.	1.518%	6/25/32	JPY	200,000	1,296
Mitsubishi HC Capital Inc.	0.330%	1/31/29	JPY	1,100,000	6,799
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,392
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	629
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,174
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	100,000	625
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	100,000	618
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	400,000	2,540
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	8,179	7,699
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	400,000	2,451
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	200,000	1,245
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	4,600	4,592
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	134,000	841
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,000	2,518
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,543	2,284
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	5,087	4,572
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	616
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	18,700	16,417
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	3,000	3,244
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	500,000	3,137
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,086
MUFG Bank Ltd.	1.950%	11/12/25	JPY	100,000	642
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	3,047	3,108
Nomura Holdings Inc.	0.280%	9/4/26	JPY	100,000	626
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,307
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	625
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,527
NTT Finance Corp.	0.399%	12/13/28	EUR	10,600	9,853
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,260
NTT Finance Corp.	0.380%	9/20/30	JPY	3,100,000	19,076
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,210
NTT Finance Corp.	0.838%	6/20/33	JPY	700,000	4,359
ORIX Corp.	4.477%	6/1/28	EUR	3,500	3,826
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	800,000	5,083
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	500,000	3,166
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	200,000	1,227
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	400,000	2,561
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	100,000	623
Seven & i Holdings Co. Ltd.	1.392%	11/2/33	JPY	400,000	2,615
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,255
Sony Group Corp.	0.300%	10/10/29	JPY	500,000	3,087
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	200,000	1,223
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	10,567	10,726
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	5,087	5,029
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,541	3,173
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,745	5,854
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	1,879
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,635	5,106
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	9,232	8,692
Suntory Holdings Ltd.	0.300%	6/8/27	JPY	100,000	629
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,224
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,419	4,551
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	16,014	16,402
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	900,000	5,368
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	2,500	2,232
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,364	3,541
TDK Corp.	0.430%	7/26/30	JPY	100,000	612
Toyota Finance Corp.	0.370%	10/13/26	JPY	500,000	3,157
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,023
Toyota Motor Corp.	0.735%	6/1/33	JPY	300,000	1,831
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	3,724	3,768
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,316
West Nippon Expressway Co. Ltd.	0.116%	5/23/25	JPY	500,000	3,165
West Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	100,000	632
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	560,000	3,528
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,260,000	7,933
West Nippon Expressway Co. Ltd.	0.040%	9/18/26	JPY	100,000	627
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	100,000	630
West Nippon Expressway Co. Ltd.	0.100%	12/18/26	JPY	100,000	628
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,134
West Nippon Expressway Co. Ltd.	0.225%	6/18/27	JPY	100,000	628
West Nippon Expressway Co. Ltd.	0.315%	9/17/27	JPY	200,000	1,259
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	500,000	3,147
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	1,000,000	6,282
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,524
					414,730
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	1,107	1,022
Acef Holding SCA	1.250%	4/26/30	EUR	4,914	4,410
ArcelorMittal SA	1.750%	11/19/25	EUR	4,814	4,965
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,916
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	800	708
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,214	2,858
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	3,529	3,452
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,840	4,679
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	2,800	3,005
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,900	6,932
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	2,800	3,087
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,000	3,712
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,400	1,259
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	2,100	1,857
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	1,000	855
Eurofins Scientific SE	3.750%	7/17/26	EUR	5,600	5,941
Eurofins Scientific SE	4.000%	7/6/29	EUR	5,843	6,198
JAB Holdings BV	1.750%	6/25/26	EUR	7,100	7,235
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,570
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,895
JAB Holdings BV	2.500%	6/25/29	EUR	6,400	6,403
JAB Holdings BV	4.750%	6/29/32	EUR	6,000	6,620
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	2,941
JAB Holdings BV	2.250%	12/19/39	EUR	7,900	6,238
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,601	1,672
Logicor Financing Sarl	1.625%	7/15/27	EUR	5,087	4,946
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,980	6,016
Logicor Financing Sarl	0.875%	1/14/31	EUR	3,914	3,249
P3 Group Sarl	0.875%	1/26/26	EUR	3,700	3,723
Prologis International Funding II SA	1.750%	3/15/28	EUR	6,125	6,059
Prologis International Funding II SA	0.875%	7/9/29	EUR	3,042	2,780
Prologis International Funding II SA	3.625%	3/7/30	EUR	2,500	2,610
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,004
Prologis International Funding II SA	1.625%	6/17/32	EUR	2,819	2,483
SELP Finance Sarl	1.500%	12/20/26	EUR	7,448	7,423
SELP Finance Sarl	0.875%	5/27/29	EUR	1,000	900
SES SA	0.875%	11/4/27	EUR	1,590	1,511
SES SA	2.000%	7/2/28	EUR	1,900	1,850
					140,984
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,161	3,909
America Movil SAB de CV	0.750%	6/26/27	EUR	2,159	2,113
America Movil SAB de CV	2.125%	3/10/28	EUR	2,599	2,620
America Movil SAB de CV	5.750%	6/28/30	GBP	2,990	3,818
America Movil SAB de CV	4.948%	7/22/33	GBP	900	1,092
America Movil SAB de CV	4.375%	8/7/41	GBP	3,096	3,291
					16,843
Netherlands (1.1%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,700	17,338
ABN AMRO Bank NV	0.875%	1/14/26	EUR	10,500	10,724
ABN AMRO Bank NV	2.375%	6/1/27	EUR	10,700	10,984
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,358
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,500	9,263
ABN AMRO Bank NV	4.375%	10/20/28	EUR	13,000	14,149
ABN AMRO Bank NV	1.500%	9/30/30	EUR	11,107	10,704
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,699
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	10,852
ABN AMRO Bank NV	1.000%	6/2/33	EUR	5,000	4,328
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,300	6,594
ABN AMRO Bank NV	4.500%	11/21/34	EUR	12,000	13,449
ABN AMRO Bank NV	0.375%	1/14/35	EUR	20,400	16,148
ABN AMRO Bank NV	1.375%	1/12/37	EUR	11,100	9,451
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,948
ABN AMRO Bank NV	0.400%	9/17/41	EUR	10,000	6,466
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,085
Akzo Nobel NV	1.500%	3/28/28	EUR	4,000	3,921
Akzo Nobel NV	1.625%	4/14/30	EUR	4,600	4,360
Alliander NV	0.375%	6/10/30	EUR	6,316	5,637
ASML Holding NV	1.375%	7/7/26	EUR	13,525	13,822
ASML Holding NV	1.625%	5/28/27	EUR	667	676
ASML Holding NV	0.625%	5/7/29	EUR	2,214	2,082
ASR Nederland NV	7.000%	12/7/43	EUR	2,300	2,736
ASR Nederland NV	5.125%	9/29/45	EUR	3,545	3,799
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ASR Nederland NV	3.375%	5/2/49	EUR	3,862	3,815
Athora Netherlands NV	2.250%	7/15/31	EUR	3,962	3,889
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	11,248	12,061
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,971	3,043
Cooperatieve Rabobank UA	0.625%	4/26/26	EUR	7,000	7,074
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	300	191
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	3,530	3,982
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,254	2,294
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,500	21,717
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,967	9,809
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	13,100	12,797
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	16,600	16,280
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	8,500	9,530
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	15,000	14,421
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	13,000	14,071
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,812	4,458
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,642	4,485
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	11,000	11,893
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,677
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,800	3,512
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	2,700	1,795
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	13,315
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	10,577
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	8,000	8,531
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,400	2,900
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,475
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	484	606
CTP NV	2.125%	10/1/25	EUR	300	311
CTP NV	0.875%	1/20/26	EUR	1,200	1,205
CTP NV	0.625%	9/27/26	EUR	543	531
CTP NV	0.750%	2/18/27	EUR	5,214	5,051
CTP NV	1.250%	6/21/29	EUR	3,200	2,913
CTP NV	1.500%	9/27/31	EUR	1,904	1,630
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,746
de Volksbank NV	2.375%	5/4/27	EUR	9,300	9,555
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,472
de Volksbank NV	0.375%	3/3/28	EUR	3,700	3,431
de Volksbank NV	1.750%	10/22/30	EUR	2,800	2,854
de Volksbank NV	0.750%	10/24/31	EUR	2,543	2,271
DSM BV	0.750%	9/28/26	EUR	9,400	9,386
DSM BV	0.250%	6/23/28	EUR	7,000	6,573
DSM BV	0.625%	6/23/32	EUR	7,500	6,405
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,063
Enexis Holding NV	0.750%	7/2/31	EUR	2,000	1,763
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,390
Euronext NV	1.125%	6/12/29	EUR	5,300	5,004
Euronext NV	1.500%	5/17/41	EUR	2,800	2,153
EXOR NV	1.750%	1/18/28	EUR	2,708	2,709
EXOR NV	2.250%	4/29/30	EUR	5,053	4,990
Heineken NV	2.875%	8/4/25	EUR	3,037	3,206
Heineken NV	1.375%	1/29/27	EUR	5,142	5,170
Heineken NV	1.500%	10/3/29	EUR	400	384
Heineken NV	2.250%	3/30/30	EUR	7,631	7,571
Heineken NV	3.875%	9/23/30	EUR	7,500	8,110
Heineken NV	1.750%	5/7/40	EUR	6,471	5,240
IMCD NV	4.875%	9/18/28	EUR	4,000	4,357
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,289
ING Bank NV	0.875%	4/11/28	EUR	7,900	7,689
ING Bank NV	1.053%	12/7/28	JPY	400,000	2,540
ING Bank NV	2.500%	2/21/30	EUR	30,000	30,820
ING Bank NV	0.125%	12/8/32	EUR	15,700	13,343
ING Groep NV	2.125%	1/10/26	EUR	2,900	3,010
ING Groep NV	1.250%	2/16/27	EUR	18,000	18,317
ING Groep NV	0.375%	9/29/28	EUR	27,700	26,262
ING Groep NV	0.250%	2/18/29	EUR	4,400	4,087
ING Groep NV	0.250%	2/1/30	EUR	2,500	2,244
ING Groep NV	1.000%	11/13/30	EUR	5,000	5,051
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,709
ING Groep NV	1.750%	2/16/31	EUR	4,500	4,268
ING Groep NV	2.125%	5/26/31	EUR	7,000	7,142
ING Groep NV	1.000%	11/16/32	EUR	5,000	4,759
ING Groep NV	6.250%	5/20/33	GBP	1,500	1,863
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,112
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,324
ING Groep NV	4.750%	5/23/34	EUR	5,000	5,643
JDE Peet's NV	0.000%	1/16/26	EUR	6,000	5,987
JDE Peet's NV	0.625%	2/9/28	EUR	7,700	7,272
JDE Peet's NV	0.500%	1/16/29	EUR	9,500	8,660
JDE Peet's NV	1.125%	6/16/33	EUR	3,000	2,461
Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	102
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	2,531	2,256
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,771	2,261
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,699
Koninklijke KPN NV	0.875%	12/14/32	EUR	8,700	7,345
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,224
Koninklijke Philips NV	0.500%	5/22/26	EUR	1,100	1,100
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,925	3,839
Koninklijke Philips NV	2.000%	3/30/30	EUR	5,087	4,931
LeasePlan Corp. NV	2.125%	5/6/25	EUR	4,600	4,820
LeasePlan Corp. NV	0.250%	2/23/26	EUR	7,109	7,091
LeasePlan Corp. NV	0.250%	9/7/26	EUR	3,500	3,432
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,200	2,147
Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	3,800	3,893
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	2,900	2,694
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,403	6,491
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,545	1,307
NIBC Bank NV	0.875%	7/8/25	EUR	6,800	6,992
NIBC Bank NV	0.625%	6/1/26	EUR	5,900	5,929
NIBC Bank NV	0.250%	9/9/26	EUR	9,000	8,785
NIBC Bank NV	0.500%	3/19/27	EUR	7,700	7,566
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,414
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,465
NIBC Bank NV	0.125%	4/21/31	EUR	19,700	16,890
NN Group NV	1.625%	6/1/27	EUR	230	230
NN Group NV	5.250%	3/1/43	EUR	2,000	2,173
NN Group NV	6.000%	11/3/43	EUR	1,500	1,704
NN Group NV	4.625%	1/13/48	EUR	4,809	5,149
NN Group NV	4.500%	Perpetual	EUR	5,700	6,053
PostNL NV	0.625%	9/23/26	EUR	2,543	2,496
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,614
Royal Schiphol Group NV	2.000%	4/6/29	EUR	18,454	18,330
Shell International Finance BV	1.625%	1/20/27	EUR	12,506	12,772
Shell International Finance BV	1.250%	5/12/28	EUR	3,678	3,592
Shell International Finance BV	0.750%	8/15/28	EUR	5,087	4,851
Shell International Finance BV	1.000%	12/10/30	GBP	1,729	1,696
Shell International Finance BV	1.875%	4/7/32	EUR	7,587	7,145
Shell International Finance BV	0.875%	11/8/39	EUR	6,032	4,259
Shell International Finance BV	1.750%	9/10/52	GBP	2,543	1,489
Stedin Holding NV	0.875%	10/24/25	EUR	4,050	4,145
Stedin Holding NV	0.500%	11/14/29	EUR	2,543	2,298
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,494
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,411
TenneT Holding BV	1.375%	6/5/28	EUR	6,835	6,810
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	3,922
TenneT Holding BV	1.375%	6/26/29	EUR	5,374	5,266
TenneT Holding BV	2.125%	11/17/29	EUR	7,000	7,086
TenneT Holding BV	0.875%	6/3/30	EUR	2,000	1,906
TenneT Holding BV	0.500%	6/9/31	EUR	6,000	5,568
TenneT Holding BV	0.125%	11/30/32	EUR	500	450
TenneT Holding BV	2.375%	5/17/33	EUR	5,000	4,979
TenneT Holding BV	1.250%	10/24/33	EUR	778	710
TenneT Holding BV	4.500%	10/28/34	EUR	1,900	2,165
TenneT Holding BV	0.875%	6/16/35	EUR	13,900	12,402
TenneT Holding BV	1.875%	6/13/36	EUR	1,263	1,165
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
TenneT Holding BV	1.500%	6/3/39	EUR	7,468	6,817
TenneT Holding BV	0.500%	11/30/40	EUR	6,084	5,213
TenneT Holding BV	1.125%	6/9/41	EUR	3,200	2,647
TenneT Holding BV	2.750%	5/17/42	EUR	11,300	10,883
TenneT Holding BV	4.750%	10/28/42	EUR	1,950	2,306
Universal Music Group NV	3.000%	6/30/27	EUR	4,300	4,495
Universal Music Group NV	4.000%	6/13/31	EUR	3,000	3,241
Vesteda Finance BV	1.500%	5/24/27	EUR	2,094	2,075
Vesteda Finance BV	0.750%	10/18/31	EUR	2,214	1,883
VIA Outlets BV	1.750%	11/15/28	EUR	2,000	1,879
Wolters Kluwer NV	0.750%	7/3/30	EUR	1,500	1,358
					989,867
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	13,124	12,442
ASB Bank Ltd.	0.750%	10/9/25	EUR	2,543	2,600
ASB Bank Ltd.	0.250%	5/21/31	EUR	30,301	25,861
Bank of New Zealand	2.552%	6/29/27	EUR	17,456	18,021
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	100	62
					58,986
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	2,800	2,612
DNB Bank ASA	4.000%	8/17/27	GBP	9,000	10,874
DNB Bank ASA	3.125%	9/21/27	EUR	1,500	1,575
DNB Bank ASA	0.375%	1/18/28	EUR	2,800	2,734
DNB Bank ASA	4.500%	7/19/28	EUR	4,500	4,898
DNB Bank ASA	0.250%	2/23/29	EUR	13,000	12,114
DNB Bank ASA	4.000%	3/14/29	EUR	15,000	16,160
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,597
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,631	7,756
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	19,524	19,354
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	15,943	14,996
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,656
Equinor ASA	2.875%	9/10/25	EUR	5,184	5,475
Equinor ASA	0.750%	11/9/26	EUR	7,347	7,308
Equinor ASA	1.250%	2/17/27	EUR	13,219	13,275
Equinor ASA	6.875%	3/11/31	GBP	3,673	5,080
Equinor ASA	1.375%	5/22/32	EUR	10,083	9,168
Equinor ASA	1.625%	2/17/35	EUR	2,599	2,282
Equinor ASA	4.250%	4/10/41	GBP	2,657	2,939
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	4,600	4,704
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	5,087	5,079
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	21,272	21,104
SpareBank 1 Boligkreditt A/S	1.750%	5/25/27	EUR	15,000	15,288
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	5,087	4,898
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	5,087	4,594
SpareBank 1 Boligkreditt A/S	1.750%	5/11/32	EUR	15,000	14,267
SpareBank 1 SMN	0.010%	2/18/28	EUR	5,053	4,716
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	26,726	27,034
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,432
Statnett SF	1.250%	4/26/30	EUR	3,273	3,046
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	2,804	2,389
Telenor ASA	0.750%	5/31/26	EUR	8,289	8,341
Telenor ASA	1.125%	5/31/29	EUR	6,836	6,500
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,614
					291,859
Poland (0.0%)
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,710
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	20,000	21,447
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,568
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,800	6,970
EDP - Energias de Portugal SA	2.875%	6/1/26	EUR	10,300	10,806
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,400	8,457
EDP Finance BV	1.625%	1/26/26	EUR	9,251	9,534
EDP Finance BV	0.375%	9/16/26	EUR	5,087	5,016
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EDP Finance BV	1.500%	11/22/27	EUR	1,477	1,462
EDP Finance BV	1.875%	9/21/29	EUR	2,000	1,942
EDP Servicios Financieros Espana SA	4.125%	4/4/29	EUR	3,000	3,245
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	2,000	2,095
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	10,000	10,967
Fidelidade - Cia de Seguros SA	4.250%	9/4/31	EUR	1,500	1,521
Ren Finance BV	1.750%	1/18/28	EUR	1,354	1,344
					89,374
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	3,092	3,065
NE Property BV	3.375%	7/14/27	EUR	1,107	1,132
NE Property BV	2.000%	1/20/30	EUR	1,000	905
					5,102
Singapore (0.0%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	1,250	912
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	11,171	9,569
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	3,985	4,251
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,266	4,081
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,556	1,659
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	14,452	13,011
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,250	905
					34,388
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	150	155
Anglo American Capital plc	1.625%	3/11/26	EUR	3,885	3,988
Anglo American Capital plc	5.000%	3/15/31	EUR	4,000	4,499
					8,642
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,638
Spain (0.9%)
Abanca Corp. Bancaria SA	5.500%	5/18/26	EUR	4,200	4,533
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,200	1,181
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,400	2,641
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	2,055
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,772
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,400	3,453
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	5,000	5,356
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	6,200	5,997
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	8,500	8,425
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,723
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	2,800	2,418
Amadeus IT Group SA	2.875%	5/20/27	EUR	1,500	1,562
Amadeus IT Group SA	1.875%	9/24/28	EUR	2,300	2,277
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	16,400	18,033
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,329
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,600	7,598
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	19,000	18,915
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	6,872
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	10,000	10,579
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	10,403
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,332
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,316
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,000	8,121
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,432
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	11,086
Banco de Sabadell SA	5.500%	9/8/29	EUR	15,000	16,776
Banco de Sabadell SA	4.250%	9/13/30	EUR	8,000	8,552
Banco Santander SA	1.375%	1/5/26	EUR	3,000	3,077
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,498
Banco Santander SA	3.750%	1/16/26	EUR	6,000	6,404
Banco Santander SA	1.500%	1/25/26	EUR	13,300	13,683
Banco Santander SA	3.250%	4/4/26	EUR	4,700	4,925
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,628
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,920
Banco Santander SA	0.500%	2/4/27	EUR	2,500	2,438
42

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,372
Banco Santander SA	0.500%	3/24/27	EUR	9,200	9,187
Banco Santander SA	4.625%	5/4/27	EUR	8,100	8,930
Banco Santander SA	2.375%	9/8/27	EUR	21,000	21,657
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,366
Banco Santander SA	2.125%	2/8/28	EUR	1,200	1,196
Banco Santander SA	0.200%	2/11/28	EUR	3,700	3,464
Banco Santander SA	0.310%	6/9/28	CHF	4,335	4,468
Banco Santander SA	1.125%	10/25/28	EUR	2,600	2,512
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,315
Banco Santander SA	5.125%	1/25/30	GBP	4,000	4,912
Banco Santander SA	4.250%	6/12/30	EUR	7,000	7,676
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,220
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,589
Banco Santander SA	4.875%	10/18/31	EUR	18,000	20,102
Banco Santander SA	2.750%	9/8/32	EUR	20,000	20,334
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,264
Banco Santander SA	5.750%	8/23/33	EUR	5,000	5,534
Banco Santander SA	3.750%	1/9/34	EUR	15,300	16,236
Banco Santander SA	2.000%	11/27/34	EUR	5,900	5,510
Bankinter SA	0.875%	7/8/26	EUR	3,000	2,996
Bankinter SA	0.625%	10/6/27	EUR	1,500	1,436
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,355
Bankinter SA	4.875%	9/13/31	EUR	3,000	3,325
CaixaBank SA	1.000%	9/25/25	EUR	5,700	5,854
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,070
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,525
CaixaBank SA	0.750%	7/9/26	EUR	12,500	12,486
CaixaBank SA	0.750%	7/10/26	EUR	8,800	9,038
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,483
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,311
CaixaBank SA	1.000%	1/17/28	EUR	17,700	17,291
CaixaBank SA	3.500%	4/6/28	GBP	6,000	7,043
CaixaBank SA	0.750%	5/26/28	EUR	9,100	8,844
CaixaBank SA	0.500%	2/9/29	EUR	1,900	1,788
CaixaBank SA	5.000%	7/19/29	EUR	4,000	4,419
CaixaBank SA	3.750%	9/7/29	EUR	3,000	3,228
CaixaBank SA	4.250%	9/6/30	EUR	10,200	11,187
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,103
CaixaBank SA	6.250%	2/23/33	EUR	3,000	3,362
CaixaBank SA	6.875%	10/25/33	GBP	4,000	5,050
CaixaBank SA	4.375%	11/29/33	EUR	3,500	3,891
CaixaBank SA	6.125%	5/30/34	EUR	3,000	3,365
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,262
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,651
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,100	3,212
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	4,200	4,059
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	2,000	1,802
Cellnex Telecom SA	1.875%	6/26/29	EUR	6,000	5,762
Cellnex Telecom SA	1.750%	10/23/30	EUR	4,100	3,784
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,838
Criteria Caixa SA	0.875%	10/28/27	EUR	3,100	2,978
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	98
FCC Aqualia SA	2.629%	6/8/27	EUR	1,107	1,134
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,000	6,209
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,312
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	1,900	1,854
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	1,900	1,734
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	7,856
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	2,886
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	3,000	3,218
Iberdrola International BV	0.375%	9/15/25	EUR	8,400	8,570
Iberdrola International BV	1.125%	4/21/26	EUR	2,100	2,142
Iberdrola International BV	1.874%	Perpetual	EUR	15,200	15,433
Iberdrola International BV	2.250%	Perpetual	EUR	10,000	9,506
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,200	2,318
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,324
43

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,055
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	1,400	1,348
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,900	1,871
Mapfre SA	1.625%	5/19/26	EUR	900	921
Mapfre SA	4.375%	3/31/47	EUR	2,400	2,534
Mapfre SA	4.125%	9/7/48	EUR	3,500	3,629
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	3,979	4,144
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	3,000	2,940
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	4,600	4,168
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	2,000	1,651
Naturgy Finance BV	0.875%	5/15/25	EUR	1,600	1,656
Naturgy Finance BV	1.250%	4/19/26	EUR	4,500	4,572
Naturgy Finance BV	1.375%	1/19/27	EUR	100	100
Naturgy Finance BV	1.500%	1/29/28	EUR	1,300	1,284
Naturgy Finance BV	0.750%	11/28/29	EUR	3,100	2,846
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,361	2,349
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,509
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,300	4,680
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	18,100	20,352
Prosegur Cash SA	1.375%	2/4/26	EUR	700	714
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	400	406
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	2,500	2,509
Red Electrica Financiaciones SAU	0.375%	7/24/28	EUR	2,000	1,891
Redexis Gas Finance BV	1.875%	5/28/25	EUR	3,000	3,130
Redexis Gas Finance BV	1.875%	4/27/27	EUR	2,104	2,119
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	3,100	2,588
Repsol International Finance BV	2.250%	12/10/26	EUR	5,100	5,286
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,004
Repsol International Finance BV	3.750%	Perpetual	EUR	3,000	3,133
Repsol International Finance BV	4.247%	Perpetual	EUR	3,000	3,115
Santander Consumer Finance SA	0.500%	1/14/27	EUR	9,300	9,088
Telefonica Emisiones SA	5.375%	2/2/26	GBP	593	739
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,040
Telefonica Emisiones SA	1.447%	1/22/27	EUR	8,000	8,042
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	403
Telefonica Emisiones SA	1.788%	3/12/29	EUR	1,300	1,277
Telefonica Emisiones SA	5.445%	10/8/29	GBP	1,700	2,126
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,700	5,884
Telefonica Emisiones SA	0.664%	2/3/30	EUR	3,400	3,078
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,400	11,353
Telefonica Emisiones SA	1.807%	5/21/32	EUR	9,000	8,289
Telefonica Emisiones SA	1.864%	7/13/40	EUR	4,000	3,150
Telefonica Europe BV	5.875%	2/14/33	EUR	2,680	3,317
Unicaja Banco SA	1.000%	12/1/26	EUR	6,100	6,205
Unicaja Banco SA	5.125%	2/21/29	EUR	4,500	4,952
					793,993
Sweden (0.9%)
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,545	1,837
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	2,995	2,710
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,938	4,973
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	4,125	4,177
Assa Abloy AB	3.875%	9/13/30	EUR	4,615	4,999
Balder Finland OYJ	1.000%	1/20/29	EUR	500	427
Balder Finland OYJ	1.375%	5/24/30	EUR	2,429	2,022
Balder Finland OYJ	2.000%	1/18/31	EUR	1,000	837
Castellum AB	0.750%	9/4/26	EUR	1,895	1,861
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	4,953	4,253
Danske Hypotek AB	1.000%	12/17/25	SEK	232,000	20,198
Danske Hypotek AB	3.500%	12/20/28	SEK	200,000	18,245
EQT AB	2.375%	4/6/28	EUR	3,500	3,492
EQT AB	2.875%	4/6/32	EUR	4,600	4,382
Essity AB	1.625%	3/30/27	EUR	778	793
Essity AB	0.250%	2/8/31	EUR	6,316	6,007
Fastighets AB Balder	1.125%	1/29/27	EUR	2,700	2,559
Fastighets AB Balder	1.250%	1/28/28	EUR	2,843	2,583
Heimstaden Bostad AB	1.125%	1/21/26	EUR	3,300	3,197
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	2,498	2,287
44

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	7,009	6,000
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,300	2,831
Heimstaden Bostad Treasury BV	0.750%	9/6/29	EUR	1,800	1,407
Heimstaden Bostad Treasury BV	1.625%	10/13/31	EUR	1,000	764
Investor AB	0.375%	10/29/35	EUR	6,500	4,883
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	413,000	34,588
Nordea Hypotek AB	0.500%	9/16/26	SEK	74,700	6,312
Nordea Hypotek AB	1.000%	6/16/27	SEK	334,000	28,159
Nordea Hypotek AB	3.500%	9/20/28	SEK	660,000	60,388
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	2,214	2,056
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	1,900	1,713
Sandvik AB	2.125%	6/7/27	EUR	6,050	6,164
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	568,000	49,448
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	10,275	10,370
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,557
Skandinaviska Enskilda Banken AB	1.750%	11/11/26	EUR	5,000	5,099
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,641	3,545
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	10,000	9,690
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,131
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,721
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	3,000	3,228
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	6,000	5,577
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	80,000	7,245
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	5,087	4,612
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	74,000	5,891
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	2,600	2,832
SKF AB	0.250%	2/15/31	EUR	2,906	2,438
Stadshypotek AB	0.375%	3/13/26	EUR	16,996	17,118
Stadshypotek AB	0.500%	6/1/26	SEK	566,000	47,968
Stadshypotek AB	1.000%	3/1/27	SEK	232,000	19,519
Stadshypotek AB	0.750%	11/1/27	EUR	3,541	3,459
Stadshypotek AB	2.500%	12/1/27	SEK	386,000	34,015
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,244
Stadshypotek AB	4.000%	5/2/29	SEK	250,000	23,122
Svenska Handelsbanken AB	3.750%	5/5/26	EUR	7,000	7,475
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	5,142	5,040
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	3,907	3,824
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,380
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	16,500	15,881
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	5,087	4,544
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,758
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	4,924	5,395
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	382,000	33,427
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,543	2,598
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,171
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	24,638
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	22,872
Swedbank AB	0.750%	5/5/25	EUR	3,092	3,200
Swedbank AB	0.250%	11/2/26	EUR	5,233	5,148
Swedbank AB	0.300%	5/20/27	EUR	11,538	11,457
Swedbank AB	1.375%	12/8/27	GBP	1,289	1,451
Swedbank AB	0.200%	1/12/28	EUR	10,841	10,149
Swedbank AB	3.625%	8/23/32	EUR	7,700	8,002
Swedbank AB	7.272%	11/15/32	GBP	3,000	3,845
Swedbank Hypotek AB	0.500%	2/5/26	EUR	5,087	5,149
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,900	16,977
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	17,907
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	21,177
Swedbank Hypotek AB	3.000%	3/28/29	SEK	310,900	27,417
Tele2 AB	2.125%	5/15/28	EUR	1,692	1,692
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,114
Telia Co. AB	0.125%	11/27/30	EUR	2,245	1,935
Telia Co. AB	2.125%	2/20/34	EUR	6,139	5,802
Telia Co. AB	1.625%	2/23/35	EUR	1,900	1,674
Telia Co. AB	1.375%	5/11/81	EUR	1,900	1,906
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,981
Vattenfall AB	0.050%	10/15/25	EUR	3,037	3,073
45

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vattenfall AB	6.875%	4/15/39	GBP	2,543	3,555
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,228
Volvo Treasury AB	2.000%	8/19/27	EUR	11,400	11,559
					835,334
Switzerland (1.1%)
ABB Finance BV	0.000%	1/19/30	EUR	8,984	7,945
ABB Finance BV	3.375%	1/16/31	EUR	5,000	5,314
Adecco Group AG	2.378%	11/17/27	CHF	2,000	2,231
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,962
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	4,300	4,165
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	4,539	4,797
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	18,293	19,118
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	996	994
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,545	2,610
Basler Kantonalbank	0.300%	6/22/27	CHF	2,290	2,409
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,763	2,922
Credit Suisse AG	0.250%	1/5/26	EUR	11,200	11,265
Credit Suisse AG	1.500%	4/10/26	EUR	418	427
Credit Suisse AG	5.500%	8/20/26	EUR	11,076	12,250
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,810	6,192
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	5,892	5,994
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	10,301	10,639
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	5,087	5,144
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,087	3,928
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	5,087	5,057
Helvetia Europe SA	2.750%	9/30/41	EUR	2,743	2,540
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	2,214	2,180
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	5,288	5,346
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	4,821
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	2,101	1,833
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,631	6,501
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	9,300	9,063
Novartis AG	0.625%	11/13/29	CHF	1,395	1,460
Novartis Finance SA	1.625%	11/9/26	EUR	2,543	2,600
Novartis Finance SA	0.625%	9/20/28	EUR	100	95
Novartis Finance SA	0.000%	9/23/28	EUR	2,000	1,850
Novartis Finance SA	1.375%	8/14/30	EUR	9,144	8,698
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,545	2,731
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	4,080	4,366
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	6,065	6,746
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,455	5,790
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	13,920	14,714
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,206
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,750	13,489
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	16,275	17,008
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	4,080	4,298
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,545	2,662
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	14,280	14,759
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,645	8,063
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	22,465	23,545
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,820	3,910
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,645	7,981
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	16,305	16,511
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	9,155	9,211
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	5,100	5,195
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	10,000	11,751
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,715	4,685
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	17,605	19,844
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	6,510	6,421
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,820	4,025
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,200	6,040
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	9,715	9,471
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,545	2,580
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,925	9,769
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	5,470
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,660
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,983
46

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	16,015	16,416
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,545	2,487
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	2,060	1,936
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	2,035	2,000
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,800	2,833
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	18,600	17,074
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,235	3,916
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,545	2,782
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,195	3,885
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	5,100	4,451
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	5,070
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,545	2,741
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,320	7,830
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,570	3,909
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	5,100	5,378
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	11,500	12,215
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	7,480	7,857
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	4,080	4,447
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	18,975	19,647
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,258
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/28	CHF	20,000	20,926
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,545	2,730
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	17,685	18,282
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	15,960	17,518
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	12,240	12,832
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,545	2,633
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	19,060	19,083
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,925	9,190
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,845	4,990
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,820	3,858
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,070	14,938
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	11,000	11,197
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	5,100	5,203
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	7,192
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	3,055	3,037
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	5,335	6,232
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	8,000	7,595
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,645	7,250
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,630	6,568
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	14,965	13,740
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,545	2,487
Richemont International Holding SA	1.000%	3/26/26	EUR	10,000	10,161
Richemont International Holding SA	1.500%	3/26/30	EUR	1,000	960
Richemont International Holding SA	1.125%	5/26/32	EUR	6,316	5,674
Richemont International Holding SA	2.000%	3/26/38	EUR	7,850	6,949
Richemont International Holding SA	1.625%	5/26/40	EUR	7,087	5,784
Sika Capital BV	3.750%	5/3/30	EUR	9,000	9,657
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	4,600	4,618
St. Galler Kantonalbank AG	0.500%	6/24/25	CHF	2,790	3,003
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	5,215
UBS AG	0.500%	3/31/31	EUR	13,800	11,823
UBS Group AG	2.750%	8/8/25	GBP	1,000	1,206
UBS Group AG	2.125%	9/12/25	GBP	3,847	4,747
UBS Group AG	1.250%	9/1/26	EUR	3,541	3,562
UBS Group AG	2.125%	10/13/26	EUR	13,000	13,482
UBS Group AG	1.000%	6/24/27	EUR	12,852	12,874
UBS Group AG	7.000%	9/30/27	GBP	5,500	7,056
UBS Group AG	0.650%	1/14/28	EUR	4,875	4,760
UBS Group AG	0.250%	2/24/28	EUR	6,216	5,813
UBS Group AG	2.250%	6/9/28	GBP	5,179	5,828
UBS Group AG	0.250%	11/5/28	EUR	20,041	18,828
UBS Group AG	7.750%	3/1/29	EUR	15,500	18,633
UBS Group AG	0.650%	9/10/29	EUR	6,777	6,127
UBS Group AG	2.125%	11/15/29	GBP	1,500	1,621
UBS Group AG	4.375%	1/11/31	EUR	3,000	3,250
UBS Group AG	0.875%	11/3/31	EUR	3,824	3,261
UBS Group AG	2.875%	4/2/32	EUR	13,000	12,812
47

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	0.625%	1/18/33	EUR	1,100	876
UBS Group AG	4.125%	6/9/33	EUR	8,000	8,521
UBS Group AG	7.375%	9/7/33	GBP	3,500	4,803
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,545	2,714
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,973
Zuercher Kantonalbank	0.000%	1/21/33	CHF	7,000	6,725
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,631	6,231
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	3,500	4,114
					998,508
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	300	306
DP World Ltd.	4.250%	9/25/30	GBP	996	1,147
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,570	989
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,170	654
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	5,855	6,089
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,497	1,734
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	4,453	4,428
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	415	530
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,625
					17,502
United Kingdom (2.2%)
3i Group plc	5.750%	12/3/32	GBP	2,561	3,249
3i Group plc	3.750%	6/5/40	GBP	1,300	1,249
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	2,452	2,767
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	996	1,243
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	539
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,245
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	723	745
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	3,731	4,637
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,269	2,460
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,543	2,705
Anchor Hanover Group	2.000%	7/21/51	GBP	4,509	2,862
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	2,389	2,832
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	1,619	1,981
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,175	3,615
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,432	1,724
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	373	484
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,300	884
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	3,300	4,108
Annington Funding plc	1.650%	7/12/24	EUR	1,985	2,101
Annington Funding plc	2.646%	7/12/25	GBP	1,545	1,858
Annington Funding plc	3.184%	7/12/29	GBP	3,005	3,302
Annington Funding plc	3.685%	7/12/34	GBP	3,705	3,787
Annington Funding plc	3.935%	7/12/47	GBP	2,987	2,694
Arqiva Financing plc	4.882%	12/31/32	GBP	2,113	2,523
Artesian Finance II plc	6.000%	9/30/33	GBP	1,395	1,758
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,805	2,127
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,953	2,310
Assura Financing plc	1.625%	6/30/33	GBP	900	812
Aster Treasury plc	4.500%	12/18/43	GBP	4,381	4,836
AstraZeneca plc	1.250%	5/12/28	EUR	100	98
AstraZeneca plc	0.375%	6/3/29	EUR	16,500	15,216
AstraZeneca plc	5.750%	11/13/31	GBP	2,044	2,712
Aviva plc	1.875%	11/13/27	EUR	2,094	2,140
Aviva plc	4.000%	10/2/30	CAD	1,663	1,103
Aviva plc	3.375%	12/4/45	EUR	3,092	3,232
Aviva plc	4.375%	9/12/49	GBP	538	616
Aviva plc	4.000%	6/3/55	GBP	1,971	1,975
Aviva plc	6.875%	5/20/58	GBP	4,469	5,616
Babcock International Group plc	1.875%	10/5/26	GBP	2,094	2,394
Barclays plc	3.000%	5/8/26	GBP	6,615	7,845
Barclays plc	3.250%	2/12/27	GBP	3,744	4,383
Barclays plc	2.166%	6/23/27	CAD	1,409	953
Barclays plc	0.877%	1/28/28	EUR	11,800	11,574
Barclays plc	0.577%	8/9/29	EUR	4,548	4,200
Barclays plc	3.750%	11/22/30	GBP	2,739	3,277
48

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Barclays plc	6.369%	1/31/31	GBP	7,000	8,916
	Barclays plc	1.125%	3/22/31	EUR	5,321	5,289
	Barclays plc	1.106%	5/12/32	EUR	7,448	6,514
	Barclays plc	8.407%	11/14/32	GBP	7,500	9,823
	Barclays plc	3.250%	1/17/33	GBP	4,400	4,533
	Barclays plc	5.262%	1/29/34	EUR	7,000	7,970
	BAT Capital Corp.	2.125%	8/15/25	GBP	742	886
	BAT International Finance plc	1.250%	3/13/27	EUR	835	832
	BAT International Finance plc	2.250%	6/26/28	GBP	7,600	8,310
	BAT International Finance plc	2.250%	1/16/30	EUR	9,177	8,840
	BAT International Finance plc	6.000%	11/24/34	GBP	3,037	3,738
	BAT International Finance plc	5.750%	7/5/40	GBP	1,657	1,868
	BAT International Finance plc	2.000%	3/13/45	EUR	900	646
	BAT International Finance plc	2.250%	9/9/52	GBP	1,541	851
	BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,247
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,308	1,475
	Beyond Housing Ltd.	2.125%	5/17/51	GBP	3,807	2,504
	BG Energy Capital plc	5.125%	12/1/25	GBP	3,046	3,788
	BG Energy Capital plc	2.250%	11/21/29	EUR	2,812	2,794
	BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,413
	Blend Funding plc	3.459%	9/21/49	GBP	7,000	6,285
	Blend Funding plc	2.922%	4/5/56	GBP	4,355	3,352
	BP Capital Markets BV	4.323%	5/12/35	EUR	2,000	2,199
	BP Capital Markets BV	0.933%	12/4/40	EUR	3,541	2,370
	BP Capital Markets BV	1.467%	9/21/41	EUR	3,019	2,179
	BP Capital Markets plc	0.900%	7/3/24	EUR	4,447	4,725
	BP Capital Markets plc	3.470%	5/15/25	CAD	1,199	856
	BP Capital Markets plc	1.077%	6/26/25	EUR	2,708	2,806
	BP Capital Markets plc	2.972%	2/27/26	EUR	2,653	2,801
	BP Capital Markets plc	2.274%	7/3/26	GBP	4,275	5,053
	BP Capital Markets plc	2.213%	9/25/26	EUR	6,633	6,876
	BP Capital Markets plc	1.573%	2/16/27	EUR	13,498	13,682
	BP Capital Markets plc	0.831%	11/8/27	EUR	7,106	6,921
	BP Capital Markets plc	2.519%	4/7/28	EUR	19,233	19,717
	BP Capital Markets plc	2.822%	4/7/32	EUR	6,401	6,389
	BP Capital Markets plc	1.104%	11/15/34	EUR	3,700	3,017
	BP Capital Markets plc	5.773%	5/25/38	GBP	3,000	3,833
	BP Capital Markets plc	3.250%	Perpetual	EUR	4,529	4,692
	BP Capital Markets plc	3.625%	Perpetual	EUR	8,911	9,028
	BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	5,979
	BPHA Finance plc	4.816%	4/11/44	GBP	613	692
	British American Tobacco plc	3.000%	Perpetual	EUR	3,100	3,093
	British American Tobacco plc	3.750%	Perpetual	EUR	3,000	2,919
	British Land Co. plc	2.375%	9/14/29	GBP	887	942
	British Telecommunications plc	1.500%	6/23/27	EUR	5,087	5,075
	British Telecommunications plc	2.750%	8/30/27	EUR	2,000	2,069
	British Telecommunications plc	2.125%	9/26/28	EUR	100	100
	British Telecommunications plc	5.750%	12/7/28	GBP	756	971
	British Telecommunications plc	1.125%	9/12/29	EUR	4,000	3,750
	British Telecommunications plc	3.125%	11/21/31	GBP	800	858
	British Telecommunications plc	3.375%	8/30/32	EUR	1,000	1,035
	British Telecommunications plc	6.375%	6/23/37	GBP	2,015	2,612
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,413
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,330	3,973
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	943	801
	Burberry Group plc	1.125%	9/21/25	GBP	2,543	2,976
	Cadent Finance plc	2.125%	9/22/28	GBP	5,585	6,121
	Cadent Finance plc	0.625%	3/19/30	EUR	9,383	8,317
	Cadent Finance plc	0.750%	3/11/32	EUR	643	542
	Cadent Finance plc	2.250%	10/10/35	GBP	7,012	6,162
	Cadent Finance plc	2.625%	9/22/38	GBP	3,410	2,892
	Cadent Finance plc	3.125%	3/21/40	GBP	1,023	901
	Cadent Finance plc	2.750%	9/22/46	GBP	482	357
	Cardiff University	3.000%	12/7/55	GBP	1,996	1,641
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,509	1,257
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	5,938	5,384
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,724	3,126
49

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	704	533
	Centrica plc	4.375%	3/13/29	GBP	4,376	5,239
	Centrica plc	7.000%	9/19/33	GBP	5,545	7,547
	Centrica plc	4.250%	9/12/44	GBP	5,183	5,166
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,398	939
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,102	3,354
	Church Commissioners for England	3.625%	7/14/52	GBP	1,500	1,418
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,460	3,540
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,450	1,657
	Citizen Treasury plc	3.250%	10/20/48	GBP	3,278	2,757
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	2,800	2,671
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	2,000	1,993
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	2,543	2,815
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	5,633	5,042
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,409	1,249
	Clarion Funding plc	2.625%	1/18/29	GBP	752	833
	Clarion Funding plc	3.125%	4/19/48	GBP	1,634	1,363
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,633	8,181
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	3,146	3,245
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,800	2,826
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,366	7,082
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,545	1,625
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	6,084	6,261
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,653	2,633
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,316	5,779
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,418
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,364	3,766
	Compass Group plc	2.000%	9/5/25	GBP	200	239
	Compass Group plc	2.000%	7/3/29	GBP	3,028	3,298
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,262	1,278
	Coventry Building Society	2.000%	12/20/30	GBP	2,938	2,916
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,247
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,545	1,872
	CPUK Finance Ltd.	3.690%	2/28/47	GBP	100	114
[1,5]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	454	578
	Dali Capital plc	4.799%	12/21/37	GBP	350	393
	Derby Healthcare plc	5.564%	6/30/41	GBP	705	873
	Derwent London plc	1.875%	11/17/31	GBP	1,500	1,448
	Diageo Capital BV	0.125%	9/28/28	EUR	9,300	8,630
	Diageo Finance plc	2.500%	3/27/32	EUR	6,431	6,393
	Diageo Finance plc	1.250%	3/28/33	GBP	3,541	3,291
	Diageo Finance plc	2.750%	6/8/38	GBP	5,000	4,695
	DS Smith plc	0.875%	9/12/26	EUR	3,019	3,002
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,445
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,107	1,275
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	375	477
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	452
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,058	931
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	383	354
	Eastern Power Networks plc	2.125%	11/25/33	GBP	3,500	3,337
	Electricity North West Ltd.	8.875%	3/25/26	GBP	1,023	1,354
	EMH Treasury plc	4.500%	1/29/44	GBP	1,545	1,668
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,765	1,680
	FIL Ltd.	2.500%	11/4/26	EUR	1,402	1,424
	Flagship Finance plc	1.875%	7/14/61	GBP	946	544
	Futures Treasury plc	3.375%	2/8/44	GBP	1,492	1,366
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,150	11,520
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	2,800	2,980
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	3,448	4,241
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,159	1,942
	Gatwick Funding Ltd.	6.500%	3/2/43	GBP	2,000	2,632
	Genfinance II plc	6.064%	12/21/39	GBP	3,037	3,921
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	512	548
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	7,631	7,780
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	400	403
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	2,040	2,439
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	9,524	10,260
50

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	9,098	8,808
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,760	4,798
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	9,611	8,494
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	578	792
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,239	2,746
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	383	408
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,300	2,225
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	400	405
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	1,545	1,724
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	688	810
	Greene King Finance plc	5.318%	9/15/31	GBP	595	714
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	897	1,001
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	1,436	1,445
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	800	475
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	1,146	1,221
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,214	2,170
	Hammerson plc	7.250%	4/21/28	GBP	1,000	1,279
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	6,316	6,518
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	3,724	4,774
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	4,268	2,875
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,441	2,334
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	6,543	7,176
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	6,096	5,690
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,281	859
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	16,500	14,800
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	1,100	724
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,523	1,996
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	1,607	1,021
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	2,404	2,100
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	8,469	10,475
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,272	1,318
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	1,000	862
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,376	3,824
	Home Group Ltd.	3.125%	3/27/43	GBP	2,996	2,583
[1]	Housing & Care 21	3.288%	11/8/49	GBP	1,640	1,387
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	238
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,941	10,467
	HSBC Holdings plc	0.309%	11/13/26	EUR	16,141	16,314
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,266	3,873
	HSBC Holdings plc	3.019%	6/15/27	EUR	8,200	8,581
	HSBC Holdings plc	1.750%	7/24/27	GBP	4,471	5,126
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	10,903
	HSBC Holdings plc	3.000%	7/22/28	GBP	4,886	5,621
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,615	1,802
	HSBC Holdings plc	0.641%	9/24/29	EUR	5,938	5,508
	HSBC Holdings plc	3.000%	5/29/30	GBP	2,185	2,400
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,557
	HSBC Holdings plc	4.787%	3/10/32	EUR	10,000	11,116
	HSBC Holdings plc	6.364%	11/16/32	EUR	14,000	15,847
	HSBC Holdings plc	8.201%	11/16/34	GBP	2,500	3,358
	HSBC Holdings plc	7.000%	4/7/38	GBP	10,150	13,346
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,898	4,619
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	2,580	1,430
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	221	266
	IG Group Holdings plc	3.125%	11/18/28	GBP	3,000	3,203
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	800	885
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	5,053	4,262
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	383	404
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,905	8,049
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,870	4,427
	Inchcape plc	6.500%	6/9/28	GBP	5,000	6,308
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,601	1,378
	Informa plc	3.125%	7/5/26	GBP	581	689
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,311
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,521
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,298
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,400	3,350
51

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Distributions Services plc	1.250%	10/8/26	EUR	2,543	2,559
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,200	1,039
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	3,334	4,109
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	3,815	3,454
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	418	480
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,800	3,092
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	904	835
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,713	1,230
	Leeds Building Society	1.375%	10/6/27	GBP	6,904	7,543
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,587	4,694
	Legal & General Group plc	5.375%	10/27/45	GBP	1,765	2,178
	Legal & General Group plc	5.125%	11/14/48	GBP	2,548	3,069
	Legal & General Group plc	4.500%	11/1/50	GBP	3,600	4,060
	Legal & General Group plc	5.500%	6/27/64	GBP	702	808
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,800	2,473
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	885	1,045
	Linde Finance BV	0.550%	5/19/32	EUR	8,200	6,978
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	629
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,197
	Lloyds Bank plc	0.125%	6/18/26	EUR	5,087	5,043
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,278	6,900
	Lloyds Bank plc	0.125%	9/23/29	EUR	20,450	18,386
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,520	1,553
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	7,000	7,189
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,255
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	6,545	6,502
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	5,014	5,710
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	4,372	4,917
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	2,800	2,987
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	1,900	1,848
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	400	468
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	1,300	1,587
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,985	1,821
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	832	666
	London Power Networks plc	6.125%	6/7/27	GBP	362	462
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,798	6,835
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	389	469
	Lseg Netherlands BV	0.750%	4/6/33	EUR	5,938	4,926
	M&G plc	5.625%	10/20/51	GBP	4,998	5,849
	M&G plc	5.560%	7/20/55	GBP	3,777	4,199
	M&G plc	6.340%	12/19/63	GBP	1,710	1,976
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	996	1,180
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,183	1,525
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	2,094	1,691
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	1,765	1,417
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	1,262	1,420
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	996	956
	Moat Homes Finance plc	5.000%	9/23/41	GBP	865	1,005
	Morhomes plc	3.400%	2/19/40	GBP	887	857
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,988	4,034
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,419	5,395
	Motability Operations Group plc	0.125%	7/20/28	EUR	16,444	15,161
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,956	5,266
	Motability Operations Group plc	5.625%	11/29/30	GBP	996	1,284
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,259
	Motability Operations Group plc	2.375%	3/14/32	GBP	3,218	3,326
	Motability Operations Group plc	3.625%	3/10/36	GBP	6,100	6,493
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	85
	Motability Operations Group plc	2.125%	1/18/42	GBP	1,200	940
	Motability Operations Group plc	4.875%	1/17/43	GBP	3,000	3,459
	Motability Operations Group plc	5.750%	9/11/48	GBP	1,800	2,293
	Myriad Capital plc	4.750%	12/20/43	GBP	900	975
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,700
	National Gas Transmission plc	1.125%	1/14/33	GBP	3,500	3,033
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	3,000	3,169
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,200	1,163
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,400	5,745
52

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	5,897	7,013
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,414	2,012
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,364
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,127	1,424
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	900	1,112
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	4,500	5,571
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,872	3,614
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,104	2,394
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,536	1,619
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,400	1,736
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	2,800	2,345
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,982	2,387
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,900	1,309
	National Grid plc	2.179%	6/30/26	EUR	1,100	1,132
	National Grid plc	0.163%	1/20/28	EUR	7,000	6,535
	National Grid plc	0.553%	9/18/29	EUR	7,243	6,509
	National Grid plc	2.949%	3/30/30	EUR	8,000	8,127
	National Grid plc	0.750%	9/1/33	EUR	1,200	955
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,979
	National Grid plc	4.275%	1/16/35	EUR	16,600	17,868
	Nationwide Building Society	3.000%	5/6/26	GBP	10,444	12,468
	Nationwide Building Society	0.625%	3/25/27	EUR	19,395	19,109
	Nationwide Building Society	3.250%	1/20/28	GBP	4,725	5,521
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	13,453
	Nationwide Building Society	0.250%	9/14/28	EUR	8,406	7,750
	Nationwide Building Society	2.250%	6/25/29	EUR	2,543	2,576
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,215
	Nationwide Building Society	1.375%	6/29/32	EUR	8,179	7,535
	NatWest Group plc	2.875%	9/19/26	GBP	8,207	9,862
	NatWest Group plc	3.125%	3/28/27	GBP	3,092	3,679
	NatWest Group plc	2.057%	11/9/28	GBP	2,900	3,211
	NatWest Group plc	3.619%	3/29/29	GBP	9,600	11,092
	NatWest Group plc	0.670%	9/14/29	EUR	11,800	10,935
	NatWest Group plc	3.622%	8/14/30	GBP	3,000	3,638
	NatWest Group plc	1.043%	9/14/32	EUR	8,700	8,249
	NatWest Group plc	7.416%	6/6/33	GBP	3,000	3,857
	NatWest Markets plc	1.375%	3/2/27	EUR	15,900	15,886
	NatWest Markets plc	3.625%	1/9/29	EUR	4,400	4,662
[5]	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,533	5,596
[5]	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,154	2,681
	NewRiver REIT plc	3.500%	3/7/28	GBP	887	998
	Next Group plc	3.625%	5/18/28	GBP	6,541	7,703
	NIE Finance plc	2.500%	10/27/25	GBP	2,043	2,437
	NIE Finance plc	5.875%	12/1/32	GBP	3,000	3,863
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	241	296
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,535	1,753
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	2,100	1,744
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	791	954
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	1,278	791
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,485	3,932
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	300	335
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,329	1,622
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	486	530
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,762	3,063
	Notting Hill Genesis	2.000%	6/3/36	GBP	803	686
	Notting Hill Genesis	5.250%	7/7/42	GBP	723	848
	Notting Hill Genesis	3.250%	10/12/48	GBP	150	128
	Notting Hill Genesis	4.375%	2/20/54	GBP	1,758	1,789
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	484	599
	Optivo Finance plc	2.857%	10/7/35	GBP	2,100	2,000
	Optivo Finance plc	5.250%	3/13/43	GBP	1,300	1,519
	Optivo Finance plc	3.283%	3/22/48	GBP	900	752
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,211
	Orbit Capital plc	3.500%	3/24/45	GBP	1,977	1,814
	Orbit Capital plc	3.375%	6/14/48	GBP	516	451
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,777	1,876
	Paragon Treasury plc	2.000%	5/7/36	GBP	1,509	1,278
53

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	996	894
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	2,000	1,968
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	161
	Peabody Capital plc	5.250%	3/17/43	GBP	2,900	3,453
	Pearson Funding plc	3.750%	6/4/30	GBP	1,107	1,250
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	723	616
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	3,809	4,479
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	7,466	7,770
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	8,019	9,690
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,381	1,612
	Platform HG Financing plc	1.926%	9/15/41	GBP	1,000	765
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,348	1,252
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,545	2,006
	PRS Finance plc	1.750%	11/24/26	GBP	9,830	11,335
	PRS Finance plc	2.000%	1/23/29	GBP	8,131	8,976
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,379	2,577
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,545	1,880
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,543	2,534
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	7,596	6,861
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,159	2,106
	RELX Finance BV	0.500%	3/10/28	EUR	7,631	7,262
	RELX Finance BV	3.750%	6/12/31	EUR	1,667	1,795
	RELX Finance BV	0.875%	3/10/32	EUR	3,108	2,710
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	6,500	6,936
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,301
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	4,600	5,461
	Riverside Finance plc	3.875%	12/5/44	GBP	1,107	1,030
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,656	2,066
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,471	5,390
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,288	1,616
	Rothesay Life plc	8.000%	10/30/25	GBP	7,157	9,127
	Rothesay Life plc	3.375%	7/12/26	GBP	7,011	8,311
	Rothesay Life plc	7.734%	5/16/33	GBP	4,000	5,241
	Sage Group plc	1.625%	2/25/31	GBP	4,608	4,579
	Sanctuary Capital plc	6.697%	3/23/39	GBP	1,052	1,485
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,055	2,349
	Sanctuary Capital plc	2.375%	4/14/50	GBP	548	390
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,356	10,107
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,100	3,422
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	8,958	8,261
	Santander UK plc	5.750%	3/2/26	GBP	3,012	3,791
	Santander UK plc	5.250%	2/16/29	GBP	3,122	3,952
	Santander UK plc	3.875%	10/15/29	GBP	4,648	5,369
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	515	615
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	498	575
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	300	274
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	700	925
	Segro Capital Sarl	0.500%	9/22/31	EUR	3,724	3,089
	Segro plc	2.375%	10/11/29	GBP	558	600
	Segro plc	2.875%	10/11/37	GBP	200	187
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	1,912	2,314
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	2,000	2,564
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,613	1,666
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	3,000	3,431
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	1,300	1,561
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	658	495
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,291	2,553
	Sky Ltd.	2.250%	11/17/25	EUR	300	313
	Sky Ltd.	2.500%	9/15/26	EUR	20,774	21,553
	Sky Ltd.	6.000%	5/21/27	GBP	150	192
	Sky Ltd.	4.000%	11/26/29	GBP	2,434	2,896
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,107
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	362	454
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,299	1,660
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,463	1,954
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	785	701
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	7,864	8,993
54

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Southern Gas Networks plc	1.250%	12/2/31	GBP	4,600	4,274
	Southern Gas Networks plc	3.100%	9/15/36	GBP	3,500	3,314
	Southern Gas Networks plc	6.375%	5/15/40	GBP	338	436
	Southern Housing	3.500%	10/19/47	GBP	723	628
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	7,638	9,392
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	4,414	4,715
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,536	1,930
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	150	145
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	189	213
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,345	1,671
	SP Distribution plc	5.875%	7/17/26	GBP	613	773
	SP Manweb plc	4.875%	9/20/27	GBP	200	247
	SSE plc	0.875%	9/6/25	EUR	778	798
	SSE plc	8.375%	11/20/28	GBP	1,512	2,124
	SSE plc	1.750%	4/16/30	EUR	12,500	11,932
	SSE plc	6.250%	8/27/38	GBP	3,328	4,389
	SSE plc	3.125%	Perpetual	EUR	2,000	2,035
	SSE plc	4.000%	Perpetual	EUR	8,933	9,260
	Standard Chartered plc	1.625%	10/3/27	EUR	353	355
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,537
	Standard Chartered plc	4.375%	1/18/38	GBP	1,545	1,689
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	187	244
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	693	724
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	2,553	2,937
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	538	666
	Telereal Securitisation plc	3.563%	12/10/36	GBP	1,100	1,215
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	15,142	15,232
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	16,750	15,189
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	1,700	1,844
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	1,408	1,961
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,825	2,303
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	942	1,162
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,406	2,970
[1]	Tesco Property Finance 5 plc	5.661%	10/13/41	GBP	1,116	1,359
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	3,199	3,804
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	4,600	3,882
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	613	646
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,840	2,086
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	3,000	2,755
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	1,717	1,606
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,300	1,772
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	1,700	1,902
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,433	1,425
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	721	743
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	6,599	4,894
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	802	821
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	1,607	1,475
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	603	723
	THFC Funding No.1 plc	5.125%	12/21/37	GBP	2,000	2,434
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,216	1,630
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	2,163	2,574
	Tritax EuroBox plc	0.950%	6/2/26	EUR	704	690
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	4,400	4,473
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	5,142	5,166
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	4,708	4,555
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	9,587	9,363
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	613	581
	Unilever plc	1.500%	7/22/26	GBP	100	116
	Unilever plc	1.500%	6/11/39	EUR	2,653	2,180
	UNITE Group plc	3.500%	10/15/28	GBP	704	812
	UNITE USAF II plc	3.921%	6/30/30	GBP	2,037	2,483
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	4,519	4,461
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	4,034	4,256
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	996	939
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	2,000	2,514
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	371	267
55

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,489	4,375
	University College London	1.625%	6/4/61	GBP	2,800	1,576
	University of Leeds	3.125%	12/19/50	GBP	1,900	1,661
	University of Manchester	4.250%	7/4/53	GBP	943	1,019
	University of Oxford	2.544%	12/8/17	GBP	3,541	2,257
	Utmost Group plc	4.000%	12/15/31	GBP	1,500	1,479
	Virgin Money UK plc	4.000%	9/25/26	GBP	2,800	3,407
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,872	3,444
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,945	2,382
	Vodafone Group plc	1.875%	9/11/25	EUR	10,275	10,692
	Vodafone Group plc	1.125%	11/20/25	EUR	7,923	8,129
	Vodafone Group plc	5.625%	12/4/25	GBP	614	770
	Vodafone Group plc	2.200%	8/25/26	EUR	2,049	2,117
	Vodafone Group plc	1.500%	7/24/27	EUR	6,599	6,616
	Vodafone Group plc	4.200%	12/13/27	AUD	4,760	2,954
	Vodafone Group plc	1.875%	11/20/29	EUR	2,000	1,955
	Vodafone Group plc	1.625%	11/24/30	EUR	3,839	3,608
	Vodafone Group plc	1.600%	7/29/31	EUR	4,000	3,700
	Vodafone Group plc	5.900%	11/26/32	GBP	6,690	8,731
	Vodafone Group plc	2.875%	11/20/37	EUR	3,146	2,974
	Vodafone Group plc	2.500%	5/24/39	EUR	6,269	5,586
	Vodafone Group plc	3.375%	8/8/49	GBP	3,291	2,755
	Vodafone Group plc	3.000%	8/12/56	GBP	3,252	2,369
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,569
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,543	3,209
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	723	659
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	2,754	3,342
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,107	1,143
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,159	1,360
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	484	593
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	2,214	1,688
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,272	1,429
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	869	922
	WHG Treasury plc	4.250%	10/6/45	GBP	2,394	2,476
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	384	433
	WPP Finance 2013	2.875%	9/14/46	GBP	1,107	840
	WPP Finance 2017	3.750%	5/19/32	GBP	704	770
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	5,531	5,173
	WPP Finance SA	2.250%	9/22/26	EUR	200	206
	WPP Finance SA	2.375%	5/19/27	EUR	2,553	2,621
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,137	4,224
	Yorkshire Building Society	3.500%	4/21/26	GBP	503	602
	Yorkshire Building Society	0.010%	10/13/27	EUR	9,722	9,188
	Yorkshire Building Society	0.500%	7/1/28	EUR	3,019	2,827
	Yorkshire Building Society	3.375%	9/13/28	GBP	3,724	4,213
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,214	2,304
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,509	1,499
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,649	2,174
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,212	3,568
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,000	2,359
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	803	980
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	4,961	3,962
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	700	844
						1,973,295
United States (3.1%)
	Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	9,067	9,237
	Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	5,087	4,901
	AbbVie Inc.	0.750%	11/18/27	EUR	11,943	11,620
	AbbVie Inc.	2.625%	11/15/28	EUR	7,196	7,405
	AbbVie Inc.	2.125%	11/17/28	EUR	10,219	10,275
	AbbVie Inc.	2.125%	6/1/29	EUR	1,000	1,001
	AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,316
	Air Lease Corp.	5.400%	6/1/28	CAD	4,925	3,596
	Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,985	1,882
	Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	7,000	7,572
	Altria Group Inc.	1.700%	6/15/25	EUR	1,601	1,668
	Altria Group Inc.	2.200%	6/15/27	EUR	6,386	6,460
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Altria Group Inc.	3.125%	6/15/31	EUR	7,280	7,101
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,266	3,671
American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,358
American Honda Finance Corp.	0.300%	7/7/28	EUR	6,000	5,608
American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,380
American International Group Inc.	1.875%	6/21/27	EUR	1,730	1,737
American Medical Systems Europe BV	1.625%	3/8/31	EUR	8,500	7,961
American Medical Systems Europe BV	3.500%	3/8/32	EUR	8,000	8,369
American Medical Systems Europe BV	1.875%	3/8/34	EUR	7,552	6,813
American Tower Corp.	1.950%	5/22/26	EUR	7,489	7,669
American Tower Corp.	0.450%	1/15/27	EUR	4,618	4,494
American Tower Corp.	0.400%	2/15/27	EUR	3,643	3,533
American Tower Corp.	0.500%	1/15/28	EUR	2,653	2,498
American Tower Corp.	0.875%	5/21/29	EUR	4,335	3,956
American Tower Corp.	0.950%	10/5/30	EUR	6,402	5,643
American Tower Corp.	4.625%	5/16/31	EUR	5,000	5,474
Amgen Inc.	2.000%	2/25/26	EUR	1,326	1,368
Amgen Inc.	5.500%	12/7/26	GBP	2,214	2,783
Amgen Inc.	4.000%	9/13/29	GBP	5,269	6,223
Aon Global Ltd.	2.875%	5/14/26	EUR	1,765	1,855
Apple Inc.	0.875%	5/24/25	EUR	8,711	9,033
Apple Inc.	0.000%	11/15/25	EUR	4,480	4,534
Apple Inc.	3.600%	6/10/26	AUD	950	600
Apple Inc.	1.625%	11/10/26	EUR	5,000	5,107
Apple Inc.	2.000%	9/17/27	EUR	3,584	3,672
Apple Inc.	1.375%	5/24/29	EUR	1,640	1,600
Apple Inc.	0.750%	2/25/30	CHF	2,800	2,962
Apple Inc.	0.500%	11/15/31	EUR	2,113	1,852
Apple Inc.	3.600%	7/31/42	GBP	1,936	1,985
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,960	8,151
AT&T Inc.	1.375%	12/4/24	CHF	370	402
AT&T Inc.	3.550%	11/18/25	EUR	7,400	7,869
AT&T Inc.	4.000%	11/25/25	CAD	5,367	3,825
AT&T Inc.	4.100%	1/19/26	AUD	400	254
AT&T Inc.	0.250%	3/4/26	EUR	8,724	8,755
AT&T Inc.	2.900%	12/4/26	GBP	1,656	1,947
AT&T Inc.	5.500%	3/15/27	GBP	750	937
AT&T Inc.	4.600%	9/19/28	AUD	5,180	3,244
AT&T Inc.	2.350%	9/5/29	EUR	7,069	7,063
AT&T Inc.	4.375%	9/14/29	GBP	1,900	2,265
AT&T Inc.	3.950%	4/30/31	EUR	5,000	5,383
AT&T Inc.	3.550%	12/17/32	EUR	9,066	9,440
AT&T Inc.	5.200%	11/18/33	GBP	3,072	3,743
AT&T Inc.	3.375%	3/15/34	EUR	1,436	1,462
AT&T Inc.	4.300%	11/18/34	EUR	3,950	4,327
AT&T Inc.	2.450%	3/15/35	EUR	2,599	2,398
AT&T Inc.	3.150%	9/4/36	EUR	9,266	9,016
AT&T Inc.	2.600%	5/19/38	EUR	6,101	5,467
AT&T Inc.	7.000%	4/30/40	GBP	4,400	6,085
AT&T Inc.	4.250%	6/1/43	GBP	4,053	4,058
AT&T Inc.	4.875%	6/1/44	GBP	2,174	2,361
AT&T Inc.	4.850%	5/25/47	CAD	5,587	3,523
AT&T Inc.	5.100%	11/25/48	CAD	1,950	1,270
Athene Global Funding	2.100%	9/24/25	CAD	1,428	991
Athene Global Funding	0.832%	1/8/27	EUR	3,500	3,429
Athene Global Funding	1.750%	11/24/27	GBP	3,019	3,316
Athene Global Funding	0.625%	1/12/28	EUR	3,287	3,100
Athene Global Funding	2.470%	6/9/28	CAD	2,244	1,465
Bank of America Corp.	2.300%	7/25/25	GBP	3,092	3,722
Bank of America Corp.	0.808%	5/9/26	EUR	14,844	15,350
Bank of America Corp.	0.253%	6/12/26	CHF	3,000	3,184
Bank of America Corp.	1.949%	10/27/26	EUR	3,000	3,110
Bank of America Corp.	4.250%	12/10/26	GBP	2,227	2,716
Bank of America Corp.	1.776%	5/4/27	EUR	11,327	11,589
Bank of America Corp.	1.978%	9/15/27	CAD	5,381	3,637
Bank of America Corp.	3.615%	3/16/28	CAD	6,602	4,607
Bank of America Corp.	1.662%	4/25/28	EUR	1,306	1,312
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of America Corp.	0.583%	8/24/28	EUR	16,511	15,854
Bank of America Corp.	2.598%	4/4/29	CAD	1,901	1,268
Bank of America Corp.	0.694%	3/22/31	EUR	22,267	19,807
Bank of America Corp.	3.584%	4/27/31	GBP	5,800	6,620
Bank of America Corp.	0.654%	10/26/31	EUR	14,875	12,960
Baxter International Inc.	1.300%	5/30/25	EUR	7,487	7,778
Baxter International Inc.	1.300%	5/15/29	EUR	3,705	3,509
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,777	2,824
Becton Dickinson & Co.	1.900%	12/15/26	EUR	5,985	6,103
Becton Dickinson & Co.	3.519%	2/8/31	EUR	1,266	1,326
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	4,144	4,194
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	4,151	3,845
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	8,500	8,989
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	2,294	1,622
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	7,800	7,250
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	4,441	3,826
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,875	2,735
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,528	7,531
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	2,850	2,898
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,810,000	16,932
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,692	4,080
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	330,000	1,482
Berry Global Inc.	1.500%	1/15/27	EUR	2,214	2,206
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	105
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	387	386
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	3,049	2,925
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,089
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	3,000	2,932
Booking Holdings Inc.	4.000%	11/15/26	EUR	6,800	7,309
Booking Holdings Inc.	0.500%	3/8/28	EUR	9,906	9,426
Booking Holdings Inc.	3.625%	11/12/28	EUR	1,000	1,069
Booking Holdings Inc.	4.250%	5/15/29	EUR	1,000	1,095
Booking Holdings Inc.	4.500%	11/15/31	EUR	12,000	13,423
Booking Holdings Inc.	4.125%	5/12/33	EUR	9,500	10,369
Booking Holdings Inc.	4.750%	11/15/34	EUR	5,700	6,511
Booking Holdings Inc.	3.750%	3/1/36	EUR	3,000	3,123
Booking Holdings Inc.	4.000%	3/1/44	EUR	3,200	3,326
BorgWarner Inc.	1.000%	5/19/31	EUR	4,471	3,872
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,516	2,413
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	790	821
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	2,094	1,899
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,304	1,316
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,713	5,395
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,947	1,823
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,669
Carrier Global Corp.	4.500%	11/29/32	EUR	5,000	5,511
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,600	2,802
Celanese US Holdings LLC	2.125%	3/1/27	EUR	4,034	4,068
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,590	1,458
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,235	1,375
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,627	4,567
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	6,212	5,741
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,434	2,236
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,399	4,082
Citigroup Inc.	4.090%	6/9/25	CAD	1,501	1,075
Citigroup Inc.	2.400%	10/31/25	JPY	3,185,500	20,527
Citigroup Inc.	1.250%	7/6/26	EUR	7,600	7,860
Citigroup Inc.	1.500%	7/24/26	EUR	7,539	7,811
Citigroup Inc.	2.125%	9/10/26	EUR	2,763	2,781
Citigroup Inc.	1.750%	10/23/26	GBP	5,745	6,584
Citigroup Inc.	2.800%	6/25/27	JPY	202,600	1,339
Citigroup Inc.	0.500%	10/8/27	EUR	19,633	19,328
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,961
Citigroup Inc.	5.070%	4/29/28	CAD	4,400	3,187
Citigroup Inc.	1.250%	4/10/29	EUR	1,545	1,468
Citigroup Inc.	4.500%	3/3/31	GBP	498	567
Citigroup Inc.	6.800%	6/25/38	GBP	321	447
58

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,300	1,683
Coca-Cola Co.	1.125%	3/9/27	EUR	6,688	6,727
Coca-Cola Co.	0.125%	3/9/29	EUR	2,389	2,191
Coca-Cola Co.	0.400%	5/6/30	EUR	6,930	6,229
Coca-Cola Co.	0.500%	3/9/33	EUR	5,571	4,642
Coca-Cola Co.	0.375%	3/15/33	EUR	12,873	10,593
Coca-Cola Co.	1.625%	3/9/35	EUR	2,900	2,572
Coca-Cola Co.	0.950%	5/6/36	EUR	3,244	2,595
Coca-Cola Co.	0.800%	3/15/40	EUR	3,037	2,175
Coca-Cola Co.	1.000%	3/9/41	EUR	1,700	1,236
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	943	954
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	4,000	3,659
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,326	1,182
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	383	278
Comcast Corp.	0.000%	9/14/26	EUR	3,694	3,620
Comcast Corp.	1.500%	2/20/29	GBP	2,231	2,392
Comcast Corp.	0.250%	9/14/29	EUR	6,482	5,815
Comcast Corp.	5.500%	11/23/29	GBP	2,044	2,617
Comcast Corp.	0.750%	2/20/32	EUR	1,600	1,376
Comcast Corp.	1.875%	2/20/36	GBP	3,358	2,974
Comcast Corp.	1.250%	2/20/40	EUR	1,248	957
Corning Inc.	0.992%	8/10/27	JPY	830,000	5,072
CRH Finance UK plc	4.125%	12/2/29	GBP	2,927	3,448
CRH Funding BV	1.625%	5/5/30	EUR	9,397	8,945
CRH SMW Finance DAC	1.250%	11/5/26	EUR	3,724	3,741
CRH SMW Finance DAC	4.000%	7/11/31	EUR	7,059	7,633
Danaher Corp.	2.500%	3/30/30	EUR	5,910	5,977
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,796	7,801
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	7,810	7,430
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	11,315	9,931
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,025	4,702
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,092	801
Digital Dutch Finco BV	1.500%	3/15/30	EUR	5,300	4,871
Digital Dutch Finco BV	1.250%	2/1/31	EUR	2,316	2,014
Digital Dutch Finco BV	1.000%	1/15/32	EUR	1,250	1,046
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,297	6,821
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,515	3,922
Digital Stout Holding LLC	3.750%	10/17/30	GBP	2,094	2,338
Discovery Communications LLC	1.900%	3/19/27	EUR	7,041	7,112
Dover Corp.	1.250%	11/9/26	EUR	13,810	13,876
Dow Chemical Co.	0.500%	3/15/27	EUR	9,122	8,877
Dow Chemical Co.	1.875%	3/15/40	EUR	1,840	1,473
Duke Energy Corp.	3.100%	6/15/28	EUR	9,500	9,797
Duke Energy Corp.	3.750%	4/1/31	EUR	15,050	15,731
Duke Energy Corp.	3.850%	6/15/34	EUR	2,700	2,771
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,697	2,540
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,129	3,374
DXC Technology Co.	1.750%	1/15/26	EUR	4,237	4,346
Eaton Capital UnLtd Co.	0.697%	5/14/25	EUR	5,938	6,135
Eli Lilly & Co.	2.125%	6/3/30	EUR	4,144	4,144
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,102	2,318
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,756
Equinix Inc.	0.250%	3/15/27	EUR	2,214	2,121
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,156	3,186
Experian Europe DAC	1.560%	5/16/31	EUR	1,400	1,293
Experian Finance plc	3.250%	4/7/32	GBP	2,872	3,184
Exxon Mobil Corp.	0.142%	6/26/24	EUR	10,329	10,955
Exxon Mobil Corp.	0.835%	6/26/32	EUR	13,032	11,179
FedEx Corp.	1.625%	1/11/27	EUR	3,541	3,575
FedEx Corp.	0.950%	5/4/33	EUR	6,723	5,571
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	14,734	14,703
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	2,214	2,128
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	706	667
Fiserv Inc.	2.250%	7/1/25	GBP	700	842
Fiserv Inc.	1.125%	7/1/27	EUR	1,467	1,446
Fiserv Inc.	1.625%	7/1/30	EUR	9,285	8,644
Fiserv Inc.	3.000%	7/1/31	GBP	3,315	3,564
59

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ford Credit Canada Co.	6.777%	9/15/25	CAD	3,530	2,602
Ford Credit Canada Co.	7.000%	2/10/26	CAD	1,805	1,338
Ford Credit Canada Co.	2.961%	9/16/26	CAD	2,345	1,607
Ford Credit Canada Co.	5.441%	2/9/29	CAD	2,800	2,024
Ford Motor Credit Co. LLC	2.386%	2/17/26	EUR	3,000	3,112
Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	4,600	5,013
Ford Motor Credit Co. LLC	6.125%	5/15/28	EUR	4,000	4,571
Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	5,000	5,539
Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	5,700	6,107
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	765	547
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,579	5,834
General Electric Co.	0.875%	5/17/25	EUR	3,700	3,833
General Electric Co.	1.500%	5/17/29	EUR	2,278	2,199
General Electric Co.	4.125%	9/19/35	EUR	4,715	5,142
General Electric Co.	2.125%	5/17/37	EUR	2,994	2,708
General Electric Co.	4.875%	9/18/37	GBP	453	503
General Mills Inc.	0.450%	1/15/26	EUR	3,710	3,740
General Mills Inc.	1.500%	4/27/27	EUR	996	998
General Mills Inc.	3.907%	4/13/29	EUR	9,598	10,292
General Mills Inc.	3.650%	10/23/30	EUR	4,400	4,674
General Mills Inc.	3.850%	4/23/34	EUR	3,063	3,255
General Motors Financial Co. Inc.	2.350%	9/3/25	GBP	2,400	2,867
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	14,287	14,463
General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,233
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	4,019	3,735
General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	4,500	4,859
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	1,100	766
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,496	1,017
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,860	1,279
General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	4,600	3,309
Global Payments Inc.	4.875%	3/17/31	EUR	11,055	12,113
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	4,284	4,454
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	9,177	11,245
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	11,899	12,342
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,389	1,415
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	3,570	2,436
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	7,515	8,245
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	1,365	1,286
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,638	3,650
Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	4,771
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,951	3,235
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	9,300	8,638
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	3,211	3,619
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	934	1,081
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	375	379
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	11,206	9,439
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	2,769	2,339
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	1,263	1,673
Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	7,500	7,633
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	2,800	2,545
Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	6,500	7,084
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	917	617
Highland Holdings Sarl	0.318%	12/15/26	EUR	10,300	10,054
Highland Holdings Sarl	0.934%	12/15/31	EUR	2,000	1,742
Honeywell International Inc.	2.250%	2/22/28	EUR	13,772	14,090
Honeywell International Inc.	3.375%	3/1/30	EUR	14,000	14,706
Honeywell International Inc.	0.750%	3/10/32	EUR	1,000	857
Honeywell International Inc.	3.750%	5/17/32	EUR	7,100	7,591
Honeywell International Inc.	4.125%	11/2/34	EUR	2,507	2,729
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,617	5,448
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	5,920	5,870
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,102	2,809
International Business Machines Corp.	0.950%	5/23/25	EUR	9,397	9,743
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,161
International Business Machines Corp.	1.250%	1/29/27	EUR	6,265	6,280
International Business Machines Corp.	0.300%	2/11/28	EUR	3,815	3,617
International Business Machines Corp.	1.750%	3/7/28	EUR	1,900	1,900
60

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Business Machines Corp.	1.500%	5/23/29	EUR	3,700	3,582
International Business Machines Corp.	1.750%	1/31/31	EUR	4,758	4,521
International Business Machines Corp.	3.625%	2/6/31	EUR	5,000	5,336
International Business Machines Corp.	1.250%	2/9/34	EUR	5,100	4,388
International Business Machines Corp.	3.750%	2/6/35	EUR	2,000	2,135
International Business Machines Corp.	1.200%	2/11/40	EUR	2,763	2,062
International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,768
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,502	4,543
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	5,087	5,011
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,543	2,153
John Deere Financial Inc.	2.580%	10/16/26	CAD	969	666
John Deere Financial Inc.	4.950%	6/14/27	CAD	2,000	1,464
John Deere Financial Inc.	1.340%	9/8/27	CAD	4,030	2,627
John Deere Financial Inc.	5.170%	9/15/28	CAD	3,611	2,666
John Deere Financial Inc.	4.630%	4/4/29	CAD	3,000	2,163
Johnson & Johnson	1.150%	11/20/28	EUR	558	544
Johnson & Johnson	1.650%	5/20/35	EUR	150	136
Johnson Controls International plc	4.250%	5/23/35	EUR	9,680	10,539
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,532	2,418
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,872	3,040
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,543	3,060
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	32,076	32,559
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	16,892	16,429
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	8,150	5,464
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	12,084	12,117
JPMorgan Chase & Co.	1.963%	3/23/30	EUR	21,500	21,073
JPMorgan Chase & Co.	1.001%	7/25/31	EUR	8,800	7,949
JPMorgan Chase & Co.	4.457%	11/13/31	EUR	5,000	5,518
JPMorgan Chase & Co.	1.895%	4/28/33	GBP	3,000	2,950
Kellanova	0.500%	5/20/29	EUR	2,000	1,817
KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	5,132	4,873
Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	10,000	10,102
Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	7,182	7,468
Linde Inc.	1.625%	12/1/25	EUR	10,476	10,865
Linde plc	3.375%	6/12/29	EUR	7,500	7,973
Linde plc	3.200%	2/14/31	EUR	11,000	11,554
Linde plc	1.625%	3/31/35	EUR	5,000	4,396
Linde plc	1.000%	9/30/51	EUR	6,700	4,098
LYB International Finance II BV	0.875%	9/17/26	EUR	4,539	4,510
ManpowerGroup Inc.	1.750%	6/22/26	EUR	250	256
MassMutual Global Funding II	3.750%	1/19/30	EUR	2,500	2,674
Mastercard Inc.	2.100%	12/1/27	EUR	4,165	4,254
Mastercard Inc.	1.000%	2/22/29	EUR	6,800	6,522
McDonald's Corp.	0.900%	6/15/26	EUR	100	101
McDonald's Corp.	1.875%	5/26/27	EUR	100	102
McDonald's Corp.	1.750%	5/3/28	EUR	1,900	1,894
McDonald's Corp.	0.250%	10/4/28	EUR	5,300	4,909
McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,024
McDonald's Corp.	2.625%	6/11/29	EUR	100	102
McDonald's Corp.	1.500%	11/28/29	EUR	7,200	6,871
McDonald's Corp.	2.950%	3/15/34	GBP	2,800	2,899
McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,892
McDonald's Corp.	4.250%	3/7/35	EUR	2,000	2,196
McDonald's Corp.	4.125%	11/28/35	EUR	4,000	4,322
McDonald's Corp.	4.125%	6/11/54	GBP	800	799
McKesson Corp.	1.500%	11/17/25	EUR	6,414	6,618
McKesson Corp.	1.625%	10/30/26	EUR	5,197	5,263
McKesson Corp.	3.125%	2/17/29	GBP	398	456
Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,491	1,528
Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	1,083	1,135
Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	3,196	2,974
Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,725	1,801
Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	1,500	1,417
Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	6,186	5,555
Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	2,087	1,790
Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,614
Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	1,297	1,022
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	7,934	5,983
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,796	5,572
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,158	4,949
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,710	1,758
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,686	2,657
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,216	1,025
	MetLife Inc.	0.769%	5/23/29	JPY	670,000	4,143
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,689
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,281	790
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	6,471	6,895
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	2,843	1,861
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	3,000	3,247
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	1,650	1,085
	Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	3,000	3,142
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	5,000	6,213
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	2,128	1,436
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	6,700	7,220
	Microsoft Corp.	3.125%	12/6/28	EUR	11,236	12,004
	Microsoft Corp.	2.625%	5/2/33	EUR	2,094	2,161
	Molson Coors International LP	3.440%	7/15/26	CAD	1,853	1,298
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	3,563	3,205
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,590	1,149
	Mondelez International Inc.	1.625%	3/8/27	EUR	6,011	6,096
	Mondelez International Inc.	0.250%	3/17/28	EUR	10,430	9,806
	Mondelez International Inc.	2.375%	3/6/35	EUR	2,137	2,005
	Moody's Corp.	0.950%	2/25/30	EUR	4,892	4,478
	Morgan Stanley	2.103%	5/8/26	EUR	3,500	3,664
	Morgan Stanley	1.342%	10/23/26	EUR	6,908	7,097
	Morgan Stanley	1.375%	10/27/26	EUR	3,700	3,730
	Morgan Stanley	2.625%	3/9/27	GBP	4,495	5,208
	Morgan Stanley	1.779%	8/4/27	CAD	3,309	2,234
	Morgan Stanley	0.406%	10/29/27	EUR	7,430	7,282
	Morgan Stanley	0.495%	10/26/29	EUR	17,019	15,660
	Morgan Stanley	0.497%	2/7/31	EUR	11,470	10,112
	Morgan Stanley	5.789%	11/18/33	GBP	8,800	11,177
	Morgan Stanley	5.148%	1/25/34	EUR	18,000	20,805
	Morgan Stanley	3.955%	3/21/35	EUR	8,860	9,374
	Mylan Inc.	2.125%	5/23/25	EUR	5,600	5,856
	Nasdaq Inc.	1.750%	3/28/29	EUR	4,812	4,694
	Nasdaq Inc.	0.875%	2/13/30	EUR	5,864	5,357
	Nasdaq Inc.	4.500%	2/15/32	EUR	4,509	5,001
	Nasdaq Inc.	0.900%	7/30/33	EUR	2,800	2,308
	National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	5,027
	National Grid North America Inc.	1.054%	1/20/31	EUR	7,500	6,621
	Nestle Finance International Ltd.	0.000%	6/14/26	EUR	3,500	3,480
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	5,536	5,304
	Nestle Finance International Ltd.	1.500%	4/1/30	EUR	5,124	4,948
	Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,000	1,874
	Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,430
	Nestle Finance International Ltd.	0.000%	3/3/33	EUR	4,455	3,579
	Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,082
	Nestle Finance International Ltd.	3.750%	11/14/35	EUR	6,300	6,872
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	4,125	3,576
	Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,587	2,380
	Nestle Finance International Ltd.	0.875%	6/14/41	EUR	9,260	6,641
	Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,445
	Nestle Holdings Inc.	2.192%	1/26/29	CAD	7,380	4,845
	Nestle Holdings Inc.	2.500%	4/4/32	GBP	3,000	3,175
	Nestle Holdings Inc.	1.375%	6/23/33	GBP	3,000	2,793
	Nestle SA	1.875%	6/28/29	CHF	5,000	5,571
	Nestle SA	2.000%	6/28/33	CHF	2,000	2,261
	Nestle SA	2.500%	7/14/34	CHF	4,900	5,805
	Nestle SA	2.125%	6/28/38	CHF	2,000	2,297
	Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,772
	Netflix Inc.	3.875%	11/15/29	EUR	10,000	10,736
	Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,817
	New York Life Global Funding	5.250%	6/30/26	CAD	2,300	1,682
62

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
New York Life Global Funding	1.250%	12/17/26	GBP	3,724	4,216
New York Life Global Funding	0.250%	1/23/27	EUR	9,787	9,569
New York Life Global Funding	2.000%	4/17/28	CAD	2,993	1,961
New York Life Global Funding	3.625%	1/9/30	EUR	4,000	4,307
NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,290	1,376
Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,429	2,317
Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	7,904	7,724
Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,269	2,097
PepsiCo Inc.	0.750%	3/18/27	EUR	996	987
PepsiCo Inc.	0.500%	5/6/28	EUR	5,974	5,698
PepsiCo Inc.	0.875%	7/18/28	EUR	1,875	1,810
PepsiCo Inc.	1.125%	3/18/31	EUR	943	868
PepsiCo Inc.	0.400%	10/9/32	EUR	6,028	5,037
PepsiCo Inc.	0.750%	10/14/33	EUR	3,343	2,811
PepsiCo Inc.	0.875%	10/16/39	EUR	5,032	3,699
PepsiCo Inc.	1.050%	10/9/50	EUR	1,107	718
Pershing Square Holdings Ltd.	1.375%	10/1/27	EUR	1,500	1,406
Pfizer Inc.	1.000%	3/6/27	EUR	1,765	1,763
Pfizer Inc.	2.735%	6/15/43	GBP	4,634	3,968
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,609	1,688
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,272	1,300
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,539	3,885
Philip Morris International Inc.	3.125%	6/3/33	EUR	548	546
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,090	1,762
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,463	1,156
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,902	5,573
PPG Industries Inc.	1.875%	6/1/25	EUR	2,296	2,399
PPG Industries Inc.	0.875%	11/3/25	EUR	1,326	1,356
PPG Industries Inc.	1.400%	3/13/27	EUR	200	201
PPG Industries Inc.	2.750%	6/1/29	EUR	2,906	2,958
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,977	5,992
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,041
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,566
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,379	2,322
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,427	7,075
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,541	3,399
Procter & Gamble Co.	0.350%	5/5/30	EUR	8,000	7,209
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,194
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,216	1,072
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	5,728	5,432
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	1,729	1,626
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,481	5,364
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	4,967	4,653
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,019	2,534
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	3,697	3,025
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	7,650	8,476
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	1,300	1,104
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	4,010	3,152
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	2,130	1,383
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,066
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,619	992
Prologis LP	3.000%	6/2/26	EUR	778	818
Prologis LP	2.250%	6/30/29	GBP	4,469	4,836
Prologis LP	5.250%	1/15/31	CAD	4,000	2,928
Prologis LP	5.625%	5/4/40	GBP	4,620	5,698
Public Storage Operating Co.	0.500%	9/9/30	EUR	3,241	2,808
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,376	2,910
Realty Income Corp.	1.875%	1/14/27	GBP	624	706
Realty Income Corp.	1.125%	7/13/27	GBP	5,938	6,482
Realty Income Corp.	4.875%	7/6/30	EUR	1,769	1,961
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	3,870
Realty Income Corp.	1.750%	7/13/33	GBP	2,043	1,865
Realty Income Corp.	5.125%	7/6/34	EUR	7,677	8,720
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	5,876
Realty Income Corp.	2.500%	1/14/42	GBP	946	763
Republic of Singapore	3.550%	5/8/29	EUR	10,100	10,766
Revvity Inc.	1.875%	7/19/26	EUR	2,323	2,369
63

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RTX Corp.	2.150%	5/18/30	EUR	6,316	6,083
Sanofi SA	1.750%	9/10/26	EUR	3,400	3,495
Sanofi SA	0.500%	1/13/27	EUR	400	396
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,108
Sanofi SA	0.875%	3/21/29	EUR	5,000	4,758
Sanofi SA	1.500%	4/1/30	EUR	7,600	7,335
Sanofi SA	1.875%	3/21/38	EUR	3,500	3,099
Schlumberger Finance BV	0.250%	10/15/27	EUR	5,087	4,872
Schlumberger Finance BV	0.500%	10/15/31	EUR	5,087	4,348
Schlumberger Finance BV	2.000%	5/6/32	EUR	3,019	2,866
Schneider Electric SE	1.375%	6/21/27	EUR	2,200	2,213
Schneider Electric SE	1.500%	1/15/28	EUR	5,600	5,597
Schneider Electric SE	0.250%	3/11/29	EUR	12,600	11,639
Schneider Electric SE	3.375%	4/13/34	EUR	5,000	5,266
Schneider Electric SE	3.250%	10/10/35	EUR	5,000	5,140
Signify NV	2.375%	5/11/27	EUR	3,450	3,512
Simon International Finance SCA	1.125%	3/19/33	EUR	2,821	2,365
Southern Co.	1.875%	9/15/81	EUR	4,624	4,331
Southern Power Co.	1.850%	6/20/26	EUR	5,471	5,589
Stellantis NV	3.875%	1/5/26	EUR	8,728	9,320
Stellantis NV	2.750%	5/15/26	EUR	4,600	4,803
Stellantis NV	4.500%	7/7/28	EUR	14,077	15,479
Stellantis NV	0.750%	1/18/29	EUR	2,000	1,861
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,491
Stellantis NV	4.250%	6/16/31	EUR	5,500	6,001
Stellantis NV	2.750%	4/1/32	EUR	3,500	3,439
Stellantis NV	1.250%	6/20/33	EUR	7,448	6,319
Stryker Corp.	2.125%	11/30/27	EUR	3,943	3,999
Stryker Corp.	3.375%	12/11/28	EUR	4,477	4,745
Stryker Corp.	0.750%	3/1/29	EUR	4,600	4,297
Stryker Corp.	2.625%	11/30/30	EUR	2,052	2,058
Stryker Corp.	1.000%	12/3/31	EUR	5,635	4,953
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,300	2,134
T Mobile USA Inc.	3.700%	5/8/32	EUR	4,000	4,265
T Mobile USA Inc.	3.850%	5/8/36	EUR	6,000	6,368
Tapestry Inc.	5.875%	11/27/31	EUR	1,200	1,312
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	8,714	8,807
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	2,122	1,923
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	7,693	6,633
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	4,753	3,660
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	5,000	3,678
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,700	3,926
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,827	13,182
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	1,500	1,512
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,545	1,570
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	6,201	5,924
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	448	438
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	4,960
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,429
Thermo Fisher Scientific Inc.	2.375%	4/15/32	EUR	4,000	3,932
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	2,994
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,333	3,260
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	2,094	1,637
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	4,581	3,346
Time Warner Cable LLC	5.250%	7/15/42	GBP	3,037	3,090
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	3,724	4,183
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	7,448	7,075
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	1,200	1,307
Trillium Windpower LP	5.803%	2/15/33	CAD	668	484
Tyco Electronics Group SA	0.000%	2/16/29	EUR	4,644	4,225
United Parcel Service Inc.	1.625%	11/15/25	EUR	6,030	6,245
Upjohn Finance BV	1.362%	6/23/27	EUR	4,090	4,012
Upjohn Finance BV	1.908%	6/23/32	EUR	4,590	4,010
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	3,147	3,226
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,200	811
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	1,900	1,388
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	2,669	1,923
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,272	799
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,545	1,926
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,420	4,055
Verizon Communications Inc.	2.375%	3/22/28	CAD	3,693	2,453
Verizon Communications Inc.	2.350%	3/23/28	AUD	2,800	1,614
Verizon Communications Inc.	1.125%	11/3/28	GBP	4,685	4,950
Verizon Communications Inc.	0.375%	3/22/29	EUR	7,917	7,268
Verizon Communications Inc.	1.875%	10/26/29	EUR	1,718	1,676
Verizon Communications Inc.	1.250%	4/8/30	EUR	5,787	5,400
Verizon Communications Inc.	2.500%	5/16/30	CAD	3,541	2,240
Verizon Communications Inc.	1.875%	9/19/30	GBP	778	797
Verizon Communications Inc.	2.500%	4/8/31	GBP	1,345	1,412
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,509	3,485
Verizon Communications Inc.	0.875%	3/19/32	EUR	3,724	3,217
Verizon Communications Inc.	0.750%	3/22/32	EUR	3,902	3,340
Verizon Communications Inc.	3.500%	6/28/32	EUR	7,700	8,055
Verizon Communications Inc.	1.300%	5/18/33	EUR	1,796	1,556
Verizon Communications Inc.	4.750%	10/31/34	EUR	12,167	13,947
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,904	4,744
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,671	2,661
Verizon Communications Inc.	3.750%	2/28/36	EUR	3,900	4,078
Verizon Communications Inc.	3.375%	10/27/36	GBP	6,524	6,557
Verizon Communications Inc.	2.875%	1/15/38	EUR	5,515	5,236
Verizon Communications Inc.	1.875%	11/3/38	GBP	3,194	2,522
Verizon Communications Inc.	1.500%	9/19/39	EUR	1,155	891
Verizon Communications Inc.	3.500%	11/4/39	AUD	600	262
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,504	1,211
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,300	1,232
Verizon Communications Inc.	4.050%	3/22/51	CAD	791	456
VF Corp.	4.125%	3/7/26	EUR	1,600	1,682
VF Corp.	0.250%	2/25/28	EUR	723	646
VF Corp.	4.250%	3/7/29	EUR	2,900	2,969
Visa Inc.	1.500%	6/15/26	EUR	9,300	9,519
Visa Inc.	2.000%	6/15/29	EUR	7,700	7,705
Visa Inc.	2.375%	6/15/34	EUR	2,500	2,440
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,093	2,037
Walmart Inc.	2.550%	4/8/26	EUR	943	989
Walmart Inc.	4.875%	9/21/29	EUR	5,498	6,329
Walmart Inc.	5.625%	3/27/34	GBP	8,090	10,640
Walt Disney Co.	3.057%	3/30/27	CAD	7,225	4,975
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,903	1,310
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,756	1,256
Wells Fargo & Co.	2.000%	7/28/25	GBP	14,035	16,805
Wells Fargo & Co.	2.000%	4/27/26	EUR	12,305	12,673
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,370	3,089
Wells Fargo & Co.	2.975%	5/19/26	CAD	5,152	3,591
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,798	6,835
Wells Fargo & Co.	1.000%	2/2/27	EUR	12,065	11,912
Wells Fargo & Co.	2.493%	2/18/27	CAD	4,099	2,768
Wells Fargo & Co.	1.500%	5/24/27	EUR	10,275	10,213
Wells Fargo & Co.	3.473%	4/26/28	GBP	3,700	4,350
Wells Fargo & Co.	5.083%	4/26/28	CAD	5,065	3,676
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,175	2,488
Wells Fargo & Co.	1.741%	5/4/30	EUR	5,087	4,874
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,263	1,470
Welltower OP LLC	4.800%	11/20/28	GBP	2,205	2,655
Welltower OP LLC	4.500%	12/1/34	GBP	1,934	2,153
Westlake Corp.	1.625%	7/17/29	EUR	1,900	1,793
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,471	5,481
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,875	1,820
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,102
WPC Eurobond BV	2.125%	4/15/27	EUR	4,195	4,221
WPC Eurobond BV	1.350%	4/15/28	EUR	2,539	2,418
WPC Eurobond BV	0.950%	6/1/30	EUR	1,876	1,637
					2,753,907
Total Corporate Bonds (Cost $21,149,240)					19,080,278
65

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sovereign Bonds (76.2%)
Australia (2.8%)
	Australian Capital Territory	1.250%	5/22/25	AUD	630	395
	Australian Capital Territory	2.500%	5/21/26	AUD	1,010	629
	Australian Capital Territory	3.000%	4/18/28	AUD	290	177
	Australian Capital Territory	2.250%	5/22/29	AUD	5,100	2,949
	Australian Capital Territory	1.750%	5/17/30	AUD	1,110	606
	Australian Capital Territory	1.750%	10/23/31	AUD	440	230
	Australian Capital Territory	2.500%	10/22/32	AUD	13,010	6,985
	Australian Capital Territory	4.500%	10/23/34	AUD	10,000	6,134
	Commonwealth of Australia	0.250%	11/21/25	AUD	140,185	85,412
	Commonwealth of Australia	4.250%	4/21/26	AUD	165,752	107,595
	Commonwealth of Australia	0.500%	9/21/26	AUD	161,297	96,022
	Commonwealth of Australia	4.750%	4/21/27	AUD	80,892	53,372
	Commonwealth of Australia	2.750%	11/21/27	AUD	106,570	66,019
	Commonwealth of Australia	2.250%	5/21/28	AUD	117,029	70,650
	Commonwealth of Australia	2.750%	11/21/28	AUD	163,083	99,731
	Commonwealth of Australia	3.250%	4/21/29	AUD	137,331	85,428
	Commonwealth of Australia	2.750%	11/21/29	AUD	113,635	68,422
	Commonwealth of Australia	2.500%	5/21/30	AUD	122,075	71,936
	Commonwealth of Australia	1.000%	12/21/30	AUD	134,721	71,015
	Commonwealth of Australia	1.500%	6/21/31	AUD	137,648	73,973
	Commonwealth of Australia	1.000%	11/21/31	AUD	155,115	79,126
	Commonwealth of Australia	1.250%	5/21/32	AUD	138,342	70,852
	Commonwealth of Australia	1.750%	11/21/32	AUD	115,401	60,797
	Commonwealth of Australia	4.500%	4/21/33	AUD	180,520	117,752
	Commonwealth of Australia	3.000%	11/21/33	AUD	9,580	5,520
	Commonwealth of Australia	3.750%	5/21/34	AUD	70,000	42,808
	Commonwealth of Australia	3.500%	12/21/34	AUD	60,000	35,717
	Commonwealth of Australia	2.750%	6/21/35	AUD	53,547	29,457
	Commonwealth of Australia	3.750%	4/21/37	AUD	45,769	27,356
	Commonwealth of Australia	3.250%	6/21/39	AUD	37,313	20,579
	Commonwealth of Australia	2.750%	5/21/41	AUD	50,029	25,087
	Commonwealth of Australia	3.000%	3/21/47	AUD	51,184	25,049
	Commonwealth of Australia	1.750%	6/21/51	AUD	59,849	21,044
	Commonwealth of Australia	4.750%	6/21/54	AUD	30,000	19,435
[2]	Housing Australia	2.380%	3/28/29	AUD	1,485	874
[2]	Housing Australia	2.335%	6/30/36	AUD	3,735	1,840
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,899	3,145
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	76,841	47,730
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	74,075	45,414
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,206	12,272
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	11,737	7,062
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	28,558	16,901
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	7,484	3,908
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	21,309	11,513
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	86,169	43,404
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	84,288	42,678
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	40,000	19,049
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	422	240
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	47,000	29,133
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	13,742	7,260
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	11,397	4,723
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	261	96
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	15,200	9,378
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	800	498
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	2,300	1,386
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	4,100	2,193
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	10,600	6,122
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	25,257	16,403
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	31,895	20,138
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	40,997	25,172
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	41,599	25,625
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	23,651	14,317
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	40,817	24,679
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	38,822	20,384
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	9,300	4,695
66

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	40,669	20,161
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	5,500	3,432
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,235	3,040
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	36,000	17,975
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	35,225	16,581
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,654	3,229
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,552	3,086
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	4,011	2,143
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,210	2,645
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	637	394
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	9,345	5,716
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	15,411	8,974
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	14,335	7,326
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,092
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	20,238	9,173
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	5,000	3,017
	South Australian Government Financing Authority	2.250%	5/24/40	AUD	5,000	2,082
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,900	3,105
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	765	474
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	7,607	4,270
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	3,742	2,014
	Tasmanian Public Finance Corp.	2.500%	1/21/33	AUD	8,481	4,522
	Tasmanian Public Finance Corp.	4.000%	1/20/34	AUD	5,500	3,251
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	11,226	6,841
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	26,537	17,602
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	37,679	21,845
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	34,456	20,907
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	36,511	21,155
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	58,760	31,004
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	73,101	37,359
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	21,518	13,135
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	51,784	26,261
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	37,218	18,156
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	17,484	8,063
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	38,000	23,034
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	37,484	16,071
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	15,283	6,128
	Treasury Corp. of Victoria	2.250%	11/20/42	AUD	5,000	1,965
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,910	5,154
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	22,674	14,209
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	15,103	9,336
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	16,293	10,053
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	7,409	4,393
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	18,600	9,906
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	15,769	8,263
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,821	3,792
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	2,994	1,253
						2,486,078
Austria (1.0%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,539	4,164
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,104
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	5,550	4,825
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,308	2,388
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,250	1,703
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	765	485
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,543	2,509
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,290	9,850
[3]	Republic of Austria	0.750%	10/20/26	EUR	39,558	39,914
[3]	Republic of Austria	0.500%	4/20/27	EUR	91,009	90,117
[3]	Republic of Austria	0.750%	2/20/28	EUR	12,810	12,601
[3]	Republic of Austria	0.000%	10/20/28	EUR	49,483	46,371
[3]	Republic of Austria	0.500%	2/20/29	EUR	59,507	56,559
[3]	Republic of Austria	2.900%	5/23/29	EUR	14,895	15,875
[3]	Republic of Austria	0.000%	2/20/30	EUR	40,771	36,759
[3]	Republic of Austria	3.450%	10/20/30	EUR	55,000	60,333
[3]	Republic of Austria	0.000%	2/20/31	EUR	30,003	26,196
[3]	Republic of Austria	0.900%	2/20/32	EUR	74,161	67,617
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	2.900%	2/20/33	EUR	79,546	83,875
[3]	Republic of Austria	2.900%	2/20/34	EUR	70,000	73,472
[3]	Republic of Austria	5.375%	12/1/34	CAD	827	635
[3]	Republic of Austria	0.250%	10/20/36	EUR	44,718	33,490
[3]	Republic of Austria	4.150%	3/15/37	EUR	42,782	50,323
[3]	Republic of Austria	0.000%	10/20/40	EUR	34,412	21,780
[3]	Republic of Austria	3.150%	6/20/44	EUR	25,743	27,060
[3]	Republic of Austria	1.500%	2/20/47	EUR	40,129	30,929
[3]	Republic of Austria	1.850%	5/23/49	EUR	15,348	12,526
[3]	Republic of Austria	0.750%	3/20/51	EUR	38,058	22,899
[3]	Republic of Austria	3.150%	10/20/53	EUR	24,000	25,074
[3]	Republic of Austria	3.800%	1/26/62	EUR	5,687	6,759
[3]	Republic of Austria	0.700%	4/20/71	EUR	16,792	7,734
[3]	Republic of Austria	1.500%	11/2/86	EUR	12,517	7,676
[3]	Republic of Austria	2.100%	9/20/17	EUR	26,008	20,065
[3]	Republic of Austria	0.850%	6/30/20	EUR	8,241	3,730
						918,397
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,000	10,922
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	111,796	115,837
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	41,524	45,398
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	95,319	97,335
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	61,920	61,827
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	34,416	33,211
	Kingdom of Belgium	5.500%	3/28/28	EUR	38,054	44,419
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	54,256	53,216
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	73,411	71,018
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	92,376	97,506
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	39,861	35,910
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	24,823	23,204
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	51,874	44,499
	Kingdom of Belgium	4.000%	3/28/32	EUR	32,057	36,613
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	89,693	77,564
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	37,266	34,358
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	76,860	81,683
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	19,546	20,677
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	24,796	25,821
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	27,269	34,007
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	27,063	24,337
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	21,048	20,954
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	31,043	20,953
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	31,716	37,550
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	63,243	67,388
	Kingdom of Belgium	3.750%	6/22/45	EUR	42,923	47,879
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	40,386	30,462
[3,6]	Kingdom of Belgium	1.700%	6/22/50	EUR	49,220	36,647
[3,6]	Kingdom of Belgium	1.400%	6/22/53	EUR	20,272	13,408
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	74,285	75,913
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	7,993	6,475
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	44,276	34,711
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	18,467	8,080
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,475
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,700	4,527
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	13,400	11,527
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	7,300	7,727
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,182
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,240
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,800	1,488
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	17,200	19,153
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	12,000	12,098
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	1,600	1,194
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	4,000	4,192
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,400	4,894
	Region Wallonne Belgium	0.050%	6/22/25	EUR	7,200	7,363
	Region Wallonne Belgium	0.250%	5/3/26	EUR	26,200	26,187
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,100	5,527
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,400	2,063
68

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Region Wallonne Belgium	1.375%	4/6/32	EUR	5,000	4,591
	Region Wallonne Belgium	1.250%	5/3/34	EUR	12,400	10,740
	Region Wallonne Belgium	2.875%	1/14/38	EUR	5,000	4,877
	Region Wallonne Belgium	3.500%	3/15/43	EUR	2,000	2,047
	Region Wallonne Belgium	0.650%	1/16/51	EUR	1,900	961
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,200	1,156
						1,609,991
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,545	1,614
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,816	13,475
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,800	4,161
	Republic of Bulgaria	4.375%	5/13/31	EUR	19,747	21,942
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	2,835	3,155
	Republic of Bulgaria	4.500%	1/27/33	EUR	2,000	2,226
	Republic of Bulgaria	4.625%	9/23/34	EUR	3,000	3,359
	Republic of Bulgaria	4.875%	5/13/36	EUR	7,019	7,921
						57,853
Canada (4.9%)
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	8,000	5,942
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	3,061	2,138
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	7,037	4,964
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	195	136
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	747	507
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,888	2,685
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	609	405
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	1,871	1,191
	Canada	3.750%	5/1/25	CAD	115,255	82,892
	Canada	2.250%	6/1/25	CAD	6,900	4,887
	Canada	9.000%	6/1/25	CAD	6,123	4,649
	Canada	3.500%	8/1/25	CAD	117,260	83,967
	Canada	0.500%	9/1/25	CAD	55,415	38,144
	Canada	3.000%	10/1/25	CAD	32,000	22,738
	Canada	4.500%	11/1/25	CAD	28,720	20,839
	Canada	4.500%	2/1/26	CAD	103,330	75,111
	Canada	0.250%	3/1/26	CAD	59,572	40,183
	Canada	4.000%	5/1/26	CAD	34,880	25,167
	Canada	1.500%	6/1/26	CAD	22,880	15,704
	Canada	1.000%	9/1/26	CAD	74,146	50,035
	Canada	1.250%	3/1/27	CAD	62,827	42,173
	Canada	8.000%	6/1/27	CAD	2,603	2,108
	Canada	2.750%	9/1/27	CAD	39,455	27,539
	Canada	3.500%	3/1/28	CAD	58,410	41,763
	Canada	2.000%	6/1/28	CAD	36,049	24,374
	Canada	3.250%	9/1/28	CAD	50,058	35,438
	Canada	4.000%	3/1/29	CAD	107,230	78,343
	Canada	2.250%	6/1/29	CAD	39,495	26,712
	Canada	5.750%	6/1/29	CAD	20,608	16,324
	Canada	2.250%	12/1/29	CAD	6,800	4,558
	Canada	1.250%	6/1/30	CAD	94,950	59,501
	Canada	0.500%	12/1/30	CAD	76,603	45,055
	Canada	1.500%	6/1/31	CAD	100,030	62,307
	Canada	1.500%	12/1/31	CAD	113,857	70,159
	Canada	2.000%	6/1/32	CAD	79,836	50,703
	Canada	2.500%	12/1/32	CAD	72,690	47,733
	Canada	2.750%	6/1/33	CAD	65,227	43,509
	Canada	5.750%	6/1/33	CAD	24,063	19,991
	Canada	2.750%	12/1/33	CAD	67,596	46,872
	Canada	3.500%	3/1/34	CAD	22,500	15,916
	Canada	3.000%	6/1/34	CAD	85,259	57,726
	Canada	5.000%	6/1/37	CAD	38,403	31,319
	Canada	4.000%	6/1/41	CAD	23,589	17,640
	Canada	3.500%	12/1/45	CAD	25,860	18,123
	Canada	2.750%	12/1/48	CAD	30,000	18,451
[6]	Canada	2.000%	12/1/51	CAD	125,585	64,523
[6]	Canada	1.750%	12/1/53	CAD	106,236	50,461
	Canada	2.750%	12/1/55	CAD	71,075	42,893
69

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	2.750%	12/1/64	CAD	37,064	22,031
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	42,770	29,799
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	50,465	35,157
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	11,080	7,735
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	38,040	25,866
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,060	15,814
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	14,965	9,998
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	12,345	8,349
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	37,915	26,005
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	13,950	9,993
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	22,900	16,304
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,675	7,210
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	29,555	20,308
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	43,800	30,582
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	15,050	10,852
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	12,820	8,744
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	25,250	18,415
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	6,995	4,998
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	19,310	12,673
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	39,240	24,967
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	9,810	5,843
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	14,510	8,830
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	10,545	6,644
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	30,680	18,613
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	11,260	7,118
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	12,645	8,177
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	40,300	27,981
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	26,100	18,141
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	20,000	14,444
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	48,280	35,089
	Canada Post Corp.	4.080%	7/16/25	CAD	4,544	3,274
	Canada Post Corp.	4.360%	7/16/40	CAD	1,861	1,320
	CDP Financial Inc.	1.125%	4/6/27	EUR	10,000	10,019
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	9,318	9,842
	City of Montreal	3.000%	9/1/25	CAD	3,572	2,531
	City of Montreal	2.750%	9/1/26	CAD	3,400	2,371
	City of Montreal	3.000%	9/1/27	CAD	2,550	1,770
	City of Montreal	3.150%	9/1/28	CAD	1,555	1,076
	City of Montreal	2.300%	9/1/29	CAD	1,169	762
	City of Montreal	1.750%	9/1/30	CAD	3,051	1,885
	City of Montreal	2.000%	9/1/31	CAD	3,442	2,104
	City of Montreal	4.250%	12/1/32	CAD	2,046	1,446
	City of Montreal	4.250%	9/1/33	CAD	1,100	765
	City of Montreal	4.100%	12/1/34	CAD	1,629	1,116
	City of Montreal	3.150%	12/1/36	CAD	3,054	1,864
	City of Montreal	3.500%	12/1/38	CAD	3,061	1,892
	City of Montreal	2.400%	12/1/41	CAD	2,776	1,408
	City of Montreal	4.700%	12/1/41	CAD	2,046	1,428
	City of Montreal	6.000%	6/1/43	CAD	2,070	1,678
	City of Montreal	4.400%	12/1/43	CAD	900	603
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	10,000	6,445
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,637
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	10,500	6,742
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	4,750	5,257
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	16,400	11,473
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	3,873	2,689
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	4,000	2,542
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,767	9,356
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	6,308	4,095
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	4,750	4,096
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	11,200	7,868
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	1,500	1,106
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	6,000	3,873
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	19,712	12,506
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,273	1,369
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,050	1,505
	Export Development Canada	2.875%	1/19/28	EUR	25,000	26,393
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Export Development Canada	4.500%	9/6/28	AUD	10,000	6,429
	Financement-Quebec	5.250%	6/1/34	CAD	5,327	4,049
	First Nations Finance Authority	3.050%	6/1/28	CAD	528	365
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,706	1,060
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,255	2,089
	Greater Sudbury Canada	2.416%	3/12/50	CAD	723	326
	Hydro-Quebec	2.000%	9/1/28	CAD	6,873	4,557
	Hydro-Quebec	3.400%	9/1/29	CAD	8,700	6,093
	Hydro-Quebec	6.000%	8/15/31	CAD	4,740	3,784
	Hydro-Quebec	6.500%	1/16/35	CAD	3,620	3,053
	Hydro-Quebec	6.500%	2/15/35	CAD	13,992	11,781
	Hydro-Quebec	6.000%	2/15/40	CAD	11,583	9,598
	Hydro-Quebec	5.000%	2/15/45	CAD	18,675	13,943
	Hydro-Quebec	5.000%	2/15/50	CAD	26,649	20,225
	Hydro-Quebec	4.000%	2/15/55	CAD	23,955	15,517
	Hydro-Quebec	2.100%	2/15/60	CAD	25,463	10,398
	Hydro-Quebec	4.000%	2/15/63	CAD	18,557	11,968
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,035	2,769
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	2,179	1,412
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,502	2,236
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	3,455	2,245
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	1,874	1,254
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	1,600	1,114
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,547	808
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,608	1,843
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	3,545	2,395
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	3,689	2,357
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	1,860	1,083
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	394	295
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	1,019	836
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,529	897
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,908	7,123
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,097	2,066
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	11,052
	OMERS Finance Trust	2.600%	5/14/29	CAD	4,195	2,812
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,161	5,575
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	915	653
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	20,138	20,793
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,464
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	3,500	2,528
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	3,700	3,503
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	10,250	9,706
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	7,770	5,481
	Ottawa Ontario	4.600%	7/14/42	CAD	969	671
	Ottawa Ontario	3.250%	11/10/47	CAD	907	500
	Ottawa Ontario	3.100%	7/27/48	CAD	2,205	1,174
	Ottawa Ontario	2.500%	5/11/51	CAD	2,000	924
	Ottawa Ontario	4.100%	12/6/52	CAD	1,116	709
	Ottawa Ontario	4.200%	7/30/53	CAD	1,292	832
	Province of Alberta	2.350%	6/1/25	CAD	13,217	9,357
	Province of Alberta	0.625%	1/16/26	EUR	2,599	2,646
	Province of Alberta	2.200%	6/1/26	CAD	13,206	9,153
	Province of Alberta	3.100%	12/14/26	AUD	952	590
	Province of Alberta	2.550%	6/1/27	CAD	19,196	13,229
	Province of Alberta	3.600%	4/11/28	AUD	325	199
	Province of Alberta	2.900%	12/1/28	CAD	12,586	8,660
	Province of Alberta	1.403%	2/20/29	SEK	64,000	5,282
	Province of Alberta	2.900%	9/20/29	CAD	11,228	7,625
	Province of Alberta	2.050%	6/1/30	CAD	28,559	18,301
	Province of Alberta	1.650%	6/1/31	CAD	12,609	7,666
	Province of Alberta	3.500%	6/1/31	CAD	2,346	1,616
	Province of Alberta	4.150%	6/1/33	CAD	6,890	4,871
	Province of Alberta	3.900%	12/1/33	CAD	7,873	5,440
	Province of Alberta	3.125%	10/16/34	EUR	15,117	15,929
	Province of Alberta	4.500%	12/1/40	CAD	2,550	1,805
	Province of Alberta	3.450%	12/1/43	CAD	9,733	5,917
	Province of Alberta	3.300%	12/1/46	CAD	19,049	11,091
71

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	3.050%	12/1/48	CAD	24,456	13,440
Province of Alberta	3.100%	6/1/50	CAD	31,909	17,718
Province of Alberta	2.950%	6/1/52	CAD	13,929	7,471
Province of Alberta	4.450%	12/1/54	CAD	2,800	1,977
Province of British Columbia	2.850%	6/18/25	CAD	13,009	9,252
Province of British Columbia	2.300%	6/18/26	CAD	9,514	6,605
Province of British Columbia	2.550%	6/18/27	CAD	11,826	8,148
Province of British Columbia	2.950%	12/18/28	CAD	8,858	6,105
Province of British Columbia	5.700%	6/18/29	CAD	14,276	11,053
Province of British Columbia	5.861%	6/18/29	CAD	2,450	1,910
Province of British Columbia	2.200%	6/18/30	CAD	18,390	11,872
Province of British Columbia	1.550%	6/18/31	CAD	16,315	9,845
Province of British Columbia	6.350%	6/18/31	CAD	7,654	6,228
Province of British Columbia	3.200%	6/18/32	CAD	10,905	7,257
Province of British Columbia	3.550%	6/18/33	CAD	12,900	8,701
Province of British Columbia	4.150%	6/18/34	CAD	11,250	7,890
Province of British Columbia	5.400%	6/18/35	CAD	3,750	2,909
Province of British Columbia	4.700%	6/18/37	CAD	4,251	3,091
Province of British Columbia	4.950%	6/18/40	CAD	7,127	5,303
Province of British Columbia	4.300%	6/18/42	CAD	14,237	9,785
Province of British Columbia	3.200%	6/18/44	CAD	14,120	8,194
Province of British Columbia	2.800%	6/18/48	CAD	19,003	9,980
Province of British Columbia	4.900%	6/18/48	CAD	1,529	1,134
Province of British Columbia	2.950%	6/18/50	CAD	24,853	13,296
Province of British Columbia	2.750%	6/18/52	CAD	8,981	4,587
Province of British Columbia	4.250%	12/18/53	CAD	15,292	10,375
Province of Manitoba	2.450%	6/2/25	CAD	9,100	6,448
Province of Manitoba	4.400%	9/5/25	CAD	2,429	1,758
Province of Manitoba	2.550%	6/2/26	CAD	9,696	6,769
Province of Manitoba	2.600%	6/2/27	CAD	9,616	6,635
Province of Manitoba	3.000%	6/2/28	CAD	3,027	2,101
Province of Manitoba	2.750%	6/2/29	CAD	11,371	7,745
Province of Manitoba	3.250%	9/5/29	CAD	1,157	799
Province of Manitoba	2.050%	6/2/30	CAD	6,138	3,925
Province of Manitoba	6.300%	3/5/31	CAD	486	392
Province of Manitoba	2.050%	6/2/31	CAD	9,019	5,635
Province of Manitoba	3.900%	12/2/32	CAD	12,500	8,694
Province of Manitoba	3.800%	6/2/33	CAD	4,600	3,158
Province of Manitoba	4.250%	6/2/34	CAD	6,900	4,868
Province of Manitoba	5.700%	3/5/37	CAD	1,529	1,212
Province of Manitoba	4.600%	3/5/38	CAD	2,895	2,065
Province of Manitoba	4.650%	3/5/40	CAD	2,040	1,451
Province of Manitoba	4.100%	3/5/41	CAD	2,550	1,692
Province of Manitoba	4.400%	3/5/42	CAD	3,316	2,276
Province of Manitoba	3.350%	3/5/43	CAD	1,919	1,133
Province of Manitoba	4.050%	9/5/45	CAD	6,669	4,315
Province of Manitoba	2.850%	9/5/46	CAD	7,365	3,880
Province of Manitoba	3.400%	9/5/48	CAD	7,679	4,417
Province of Manitoba	3.200%	3/5/50	CAD	9,340	5,154
Province of Manitoba	2.050%	9/5/52	CAD	6,991	2,942
Province of Manitoba	3.150%	9/5/52	CAD	3,114	1,688
Province of Manitoba	3.800%	9/5/53	CAD	4,811	2,958
Province of Manitoba	4.400%	9/5/55	CAD	4,400	3,011
Province of New Brunswick	1.800%	8/14/25	CAD	2,300	1,609
Province of New Brunswick	2.600%	8/14/26	CAD	5,102	3,553
Province of New Brunswick	2.350%	8/14/27	CAD	4,030	2,749
Province of New Brunswick	3.100%	8/14/28	CAD	4,211	2,928
Province of New Brunswick	4.250%	8/14/29	CAD	1,990	1,443
Province of New Brunswick	2.550%	8/14/31	CAD	4,650	2,991
Province of New Brunswick	3.950%	8/14/32	CAD	2,300	1,608
Province of New Brunswick	4.450%	8/14/33	CAD	3,800	2,740
Province of New Brunswick	5.500%	1/27/34	CAD	2,040	1,587
Province of New Brunswick	4.550%	3/26/37	CAD	3,572	2,546
Province of New Brunswick	4.800%	9/26/39	CAD	3,234	2,322
Province of New Brunswick	4.800%	6/3/41	CAD	1,525	1,105
Province of New Brunswick	3.550%	6/3/43	CAD	4,059	2,472
Province of New Brunswick	3.800%	8/14/45	CAD	4,542	2,835
72

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	3.100%	8/14/48	CAD	8,409	4,591
Province of New Brunswick	3.050%	8/14/50	CAD	5,727	3,076
Province of New Brunswick	2.900%	8/14/52	CAD	3,581	1,860
Province of New Brunswick	5.000%	8/14/54	CAD	3,000	2,266
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	2,550	1,802
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	5,102	3,590
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,600	1,057
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	509	392
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,654	5,266
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	5,593	3,807
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	5,585	3,481
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	6,169	3,815
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	2,100	1,465
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	509	396
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,720	1,894
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	7,758	4,293
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,564	3,266
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	7,520	3,569
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	2,971	1,556
Province of Newfoundland and Labrador	4.100%	10/17/54	CAD	2,250	1,402
Province of Nova Scotia	2.100%	6/1/27	CAD	7,347	4,994
Province of Nova Scotia	1.100%	6/1/28	CAD	3,813	2,454
Province of Nova Scotia	2.000%	9/1/30	CAD	6,787	4,296
Province of Nova Scotia	2.400%	12/1/31	CAD	800	506
Province of Nova Scotia	4.050%	6/1/33	CAD	1,100	767
Province of Nova Scotia	5.800%	6/1/33	CAD	1,019	805
Province of Nova Scotia	4.900%	6/1/35	CAD	2,600	1,924
Province of Nova Scotia	4.500%	6/1/37	CAD	2,550	1,804
Province of Nova Scotia	4.700%	6/1/41	CAD	3,750	2,680
Province of Nova Scotia	4.400%	6/1/42	CAD	5,034	3,461
Province of Nova Scotia	3.450%	6/1/45	CAD	2,924	1,731
Province of Nova Scotia	3.150%	12/1/51	CAD	7,675	4,185
Province of Nova Scotia	4.750%	12/1/54	CAD	1,000	723
Province of Nova Scotia	3.500%	6/2/62	CAD	4,296	2,428
Province of Ontario	2.600%	6/2/25	CAD	53,576	38,029
Province of Ontario	3.100%	8/26/25	AUD	1,015	643
Province of Ontario	1.750%	9/8/25	CAD	36,002	25,136
Province of Ontario	2.250%	5/26/26	GBP	6,500	7,688
Province of Ontario	2.400%	6/2/26	CAD	38,393	26,731
Province of Ontario	1.350%	9/8/26	CAD	6,436	4,357
Province of Ontario	3.500%	1/27/27	AUD	505	315
Province of Ontario	1.850%	2/1/27	CAD	11,477	7,800
Province of Ontario	2.600%	6/2/27	CAD	38,019	26,249
Province of Ontario	7.600%	6/2/27	CAD	7,654	6,079
Province of Ontario	1.050%	9/8/27	CAD	11,545	7,553
Province of Ontario	3.600%	3/8/28	CAD	14,200	10,075
Province of Ontario	2.900%	6/2/28	CAD	34,157	23,638
Province of Ontario	4.000%	3/8/29	CAD	5,290	3,802
Province of Ontario	6.500%	3/8/29	CAD	16,100	12,842
Province of Ontario	2.700%	6/2/29	CAD	35,816	24,338
Province of Ontario	0.250%	6/28/29	CHF	4,485	4,621
Province of Ontario	1.550%	11/1/29	CAD	19,304	12,157
Province of Ontario	2.050%	6/2/30	CAD	41,746	26,730
Province of Ontario	0.010%	11/25/30	EUR	8,886	7,689
Province of Ontario	1.350%	12/2/30	CAD	24,486	14,790
Province of Ontario	2.150%	6/2/31	CAD	27,588	17,375
Province of Ontario	6.200%	6/2/31	CAD	6,633	5,352
Province of Ontario	0.250%	6/9/31	EUR	1,900	1,643
Province of Ontario	2.250%	12/2/31	CAD	22,745	14,269
Province of Ontario	4.050%	2/2/32	CAD	12,000	8,521
Province of Ontario	3.750%	6/2/32	CAD	33,700	23,360
Province of Ontario	4.100%	3/4/33	CAD	5,500	3,879
Province of Ontario	5.850%	3/8/33	CAD	13,752	10,927
Province of Ontario	3.650%	6/2/33	CAD	48,100	32,732
Province of Ontario	3.100%	1/31/34	EUR	10,000	10,511
Province of Ontario	4.150%	6/2/34	CAD	25,150	17,640
Province of Ontario	5.600%	6/2/35	CAD	22,402	17,676
73

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	4.700%	6/2/37	CAD	30,964	22,583
Province of Ontario	4.600%	6/2/39	CAD	38,304	27,501
Province of Ontario	4.650%	6/2/41	CAD	43,832	31,579
Province of Ontario	3.500%	6/2/43	CAD	39,355	24,172
Province of Ontario	3.450%	6/2/45	CAD	59,510	35,838
Province of Ontario	2.900%	12/2/46	CAD	51,729	28,047
Province of Ontario	2.800%	6/2/48	CAD	47,267	24,910
Province of Ontario	2.900%	6/2/49	CAD	46,578	24,867
Province of Ontario	2.650%	12/2/50	CAD	50,486	25,448
Province of Ontario	1.900%	12/2/51	CAD	48,094	20,167
Province of Ontario	2.550%	12/2/52	CAD	29,070	14,206
Province of Ontario	3.750%	12/2/53	CAD	43,141	26,933
Province of Ontario	4.150%	12/2/54	CAD	42,590	28,592
Province of Ontario	4.600%	12/2/55	CAD	4,300	3,132
Province of Prince Edward Island	1.850%	7/27/31	CAD	1,900	1,161
Province of Prince Edward Island	3.650%	6/27/42	CAD	816	504
Province of Prince Edward Island	2.650%	12/1/51	CAD	999	487
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,527	897
Province of Quebec	5.350%	6/1/25	CAD	2,550	1,861
Province of Quebec	2.600%	7/6/25	CAD	4,936	3,499
Province of Quebec	2.750%	9/1/25	CAD	27,353	19,361
Province of Quebec	8.500%	4/1/26	CAD	5,102	3,965
Province of Quebec	3.700%	5/20/26	AUD	421	267
Province of Quebec	2.500%	9/1/26	CAD	19,136	13,306
Province of Quebec	1.850%	2/13/27	CAD	3,613	2,456
Province of Quebec	0.875%	5/4/27	EUR	17,851	17,724
Province of Quebec	2.750%	9/1/27	CAD	21,524	14,909
Province of Quebec	0.875%	7/5/28	EUR	21,256	20,603
Province of Quebec	2.750%	9/1/28	CAD	23,290	15,903
Province of Quebec	2.300%	9/1/29	CAD	27,817	18,414
Province of Quebec	6.000%	10/1/29	CAD	7,654	6,039
Province of Quebec	1.900%	9/1/30	CAD	36,000	22,709
Province of Quebec	0.000%	10/29/30	EUR	16,907	14,668
Province of Quebec	0.250%	5/5/31	EUR	10,600	9,220
Province of Quebec	1.500%	9/1/31	CAD	35,996	21,513
Province of Quebec	3.650%	5/20/32	CAD	3,400	2,346
Province of Quebec	6.250%	6/1/32	CAD	11,006	8,940
Province of Quebec	3.250%	9/1/32	CAD	29,365	19,570
Province of Quebec	3.900%	11/22/32	CAD	10,600	7,412
Province of Quebec	3.600%	9/1/33	CAD	43,800	29,590
Province of Quebec	3.125%	3/27/34	EUR	29,854	31,353
Province of Quebec	4.450%	9/1/34	CAD	7,390	5,320
Province of Quebec	5.750%	12/1/36	CAD	13,581	10,897
Province of Quebec	5.000%	12/1/38	CAD	17,643	13,205
Province of Quebec	5.000%	12/1/41	CAD	30,086	22,519
Province of Quebec	4.250%	12/1/43	CAD	28,083	19,078
Province of Quebec	3.500%	12/1/45	CAD	37,111	22,405
Province of Quebec	3.500%	12/1/48	CAD	42,780	25,498
Province of Quebec	3.100%	12/1/51	CAD	48,276	26,565
Province of Quebec	2.850%	12/1/53	CAD	41,967	21,702
Province of Quebec	4.400%	12/1/55	CAD	40,700	28,385
Province of Saskatchewan	0.800%	9/2/25	CAD	3,826	2,637
Province of Saskatchewan	2.550%	6/2/26	CAD	5,678	3,963
Province of Saskatchewan	2.650%	6/2/27	CAD	5,102	3,527
Province of Saskatchewan	3.050%	12/2/28	CAD	3,807	2,634
Province of Saskatchewan	5.750%	3/5/29	CAD	5,661	4,381
Province of Saskatchewan	2.200%	6/2/30	CAD	4,520	2,919
Province of Saskatchewan	2.150%	6/2/31	CAD	2,615	1,646
Province of Saskatchewan	6.400%	9/5/31	CAD	3,441	2,810
Province of Saskatchewan	3.900%	6/2/33	CAD	2,700	1,870
Province of Saskatchewan	5.800%	9/5/33	CAD	1,860	1,477
Province of Saskatchewan	3.300%	5/8/34	EUR	9,266	9,857
Province of Saskatchewan	5.000%	3/5/37	CAD	179	134
Province of Saskatchewan	4.750%	6/1/40	CAD	3,776	2,745
Province of Saskatchewan	3.400%	2/3/42	CAD	7,550	4,593
Province of Saskatchewan	3.900%	6/2/45	CAD	4,984	3,205
Province of Saskatchewan	2.750%	12/2/46	CAD	7,448	3,916
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	3.300%	6/2/48	CAD	8,635	4,976
	Province of Saskatchewan	3.100%	6/2/50	CAD	8,853	4,881
	Province of Saskatchewan	2.800%	12/2/52	CAD	7,845	4,039
	Province of Saskatchewan	3.750%	3/5/54	CAD	2,686	1,660
	Province of Saskatchewan	4.200%	12/2/54	CAD	2,500	1,686
	Province of Saskatchewan	2.950%	6/2/58	CAD	1,428	726
	PSP Capital Inc.	3.000%	11/5/25	CAD	5,487	3,884
	PSP Capital Inc.	0.900%	6/15/26	CAD	4,550	3,063
	PSP Capital Inc.	1.500%	3/15/28	CAD	3,700	2,421
	PSP Capital Inc.	3.750%	6/15/29	CAD	3,000	2,138
	PSP Capital Inc.	2.050%	1/15/30	CAD	6,972	4,486
	PSP Capital Inc.	2.600%	3/1/32	CAD	3,000	1,914
	PSP Capital Inc.	4.150%	6/1/33	CAD	6,400	4,508
	Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	1,000	708
	Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,561	2,623
	Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	747	342
	Regional Municipality of York	2.600%	12/15/25	CAD	2,550	1,791
	Regional Municipality of York	2.500%	6/2/26	CAD	1,529	1,065
	Regional Municipality of York	1.700%	5/27/30	CAD	1,512	942
	Regional Municipality of York	2.150%	6/22/31	CAD	1,346	842
	Regional Municipality of York	4.000%	5/31/32	CAD	2,365	1,662
	Regional Municipality of York	3.650%	5/13/33	CAD	1,581	1,066
	Regional Municipality of York	4.050%	5/1/34	CAD	5,573	3,837
	Royal Office Finance LP	5.209%	11/12/37	CAD	3,509	2,582
	South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	3,143	2,240
	South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,793	2,578
	South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	700	448
	TCHC Issuer Trust	5.395%	2/22/40	CAD	1,060	789
	Toronto Canada	2.400%	6/7/27	CAD	2,587	1,772
	Toronto Canada	2.650%	11/9/29	CAD	2,170	1,449
	Toronto Canada	3.250%	4/20/32	CAD	2,400	1,600
	Toronto Canada	2.950%	4/28/35	CAD	1,388	854
	Toronto Canada	3.500%	6/2/36	CAD	2,800	1,791
	Toronto Canada	2.600%	9/24/39	CAD	1,023	560
	Toronto Canada	5.200%	6/1/40	CAD	2,121	1,580
	Toronto Canada	2.150%	8/25/40	CAD	2,582	1,295
	Toronto Canada	4.700%	6/10/41	CAD	1,019	716
	Toronto Canada	3.800%	12/13/42	CAD	1,160	722
	Toronto Canada	4.150%	3/10/44	CAD	2,515	1,634
	Toronto Canada	3.250%	6/24/46	CAD	2,040	1,140
	Toronto Canada	3.200%	8/1/48	CAD	927	504
	Toronto Canada	2.800%	11/22/49	CAD	2,802	1,398
	Toronto Canada	2.900%	4/29/51	CAD	2,796	1,422
	Toronto Canada	4.300%	6/1/52	CAD	1,616	1,063
	Winnipeg Canada	4.100%	6/1/45	CAD	1,160	735
	Winnipeg Canada	4.300%	11/15/51	CAD	2,121	1,378
						4,413,540
Chile (0.1%)
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	11,580,000	11,914
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,538
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	14,250,000	13,882
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	9,445,000	9,851
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	3,500,000	3,925
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	6,300,000	6,491
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	15,040,000	14,364
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	6,205,000	6,066
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,000,000	15,937
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	5,650,000	5,703
	Republic of Chile	1.750%	1/20/26	EUR	100	103
	Republic of Chile	0.100%	1/26/27	EUR	7,438	7,171
	Republic of Chile	0.555%	1/21/29	EUR	5,400	4,990
	Republic of Chile	4.125%	7/5/34	EUR	4,993	5,377
	Republic of Chile	1.300%	7/26/36	EUR	4,046	3,230
	Republic of Chile	1.250%	1/29/40	EUR	4,868	3,531
	Republic of Chile	1.250%	1/22/51	EUR	5,937	3,459
						126,532
75

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China (1.2%)
Agricultural Development Bank of China	4.000%	11/12/25	CNY	39,900	5,675
Agricultural Development Bank of China	3.630%	7/19/26	CNY	50,000	7,135
Agricultural Development Bank of China	2.900%	3/8/28	CNY	150,000	21,279
Agricultural Development Bank of China	3.750%	1/25/29	CNY	375,200	55,370
Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,970
Agricultural Development Bank of China	3.300%	11/5/31	CNY	100,000	14,676
Agricultural Development Bank of China	3.060%	6/6/32	CNY	170,000	24,592
China Development Bank	3.340%	7/14/25	CNY	30,000	4,212
China Development Bank	3.680%	2/26/26	CNY	391,800	55,701
China Development Bank	3.300%	3/3/26	CNY	10,000	1,413
China Development Bank	3.500%	8/13/26	CNY	235,300	33,549
China Development Bank	3.430%	1/14/27	CNY	50,000	7,149
China Development Bank	3.390%	7/10/27	CNY	100,000	14,325
China Development Bank	3.400%	1/8/28	CNY	100,000	14,439
China Development Bank	2.990%	3/1/29	CNY	100,000	14,280
China Development Bank	3.450%	9/20/29	CNY	50,000	7,306
China Development Bank	3.070%	3/10/30	CNY	25,000	3,592
China Development Bank	2.710%	7/10/30	CNY	100,000	14,107
China Development Bank	3.700%	10/20/30	CNY	50,000	7,457
China Development Bank	2.640%	1/8/31	CNY	102,940	14,113
China Development Bank	3.660%	3/1/31	CNY	60,000	8,954
China Development Bank	3.410%	6/7/31	CNY	150,000	22,094
China Development Bank	3.120%	9/13/31	CNY	120,000	17,377
China Development Bank	2.820%	5/22/33	CNY	78,050	11,125
China Development Bank	4.010%	1/9/37	CNY	74,900	11,975
China Development Bank	3.490%	11/8/41	CNY	60,000	9,225
China Government Bond	2.240%	5/25/25	CNY	120,000	16,663
China Government Bond	3.020%	10/22/25	CNY	85,000	11,943
China Government Bond	3.220%	12/6/25	CNY	243,600	34,367
China Government Bond	2.460%	2/15/26	CNY	50,000	6,976
China Government Bond	2.300%	5/15/26	CNY	250,000	34,788
China Government Bond	3.250%	6/6/26	CNY	52,800	7,489
China Government Bond	2.740%	8/4/26	CNY	85,000	11,939
China Government Bond	2.180%	8/15/26	CNY	193,900	26,925
China Government Bond	0.125%	11/12/26	EUR	2,300	2,256
China Government Bond	3.120%	12/5/26	CNY	100,000	14,210
China Government Bond	2.850%	6/4/27	CNY	130,000	18,388
China Government Bond	2.440%	10/15/27	CNY	155,000	21,698
China Government Bond	2.640%	1/15/28	CNY	150,000	21,148
China Government Bond	3.010%	5/13/28	CNY	160,000	22,888
China Government Bond	2.910%	10/14/28	CNY	100,000	14,275
China Government Bond	2.800%	3/24/29	CNY	40,000	5,691
China Government Bond	2.750%	6/15/29	CNY	40,000	5,680
China Government Bond	2.620%	9/25/29	CNY	70,000	9,879
China Government Bond	2.790%	12/15/29	CNY	100,000	14,233
China Government Bond	2.680%	5/21/30	CNY	60,000	8,497
China Government Bond	3.270%	11/19/30	CNY	40,000	5,899
China Government Bond	3.020%	5/27/31	CNY	115,000	16,642
China Government Bond	2.890%	11/18/31	CNY	30,000	4,315
China Government Bond	2.750%	2/17/32	CNY	75,000	10,694
China Government Bond	2.760%	5/15/32	CNY	80,000	11,423
China Government Bond	2.690%	8/15/32	CNY	120,000	17,062
China Government Bond	2.600%	9/1/32	CNY	105,000	14,833
China Government Bond	2.800%	11/15/32	CNY	205,000	29,408
China Government Bond	2.670%	5/25/33	CNY	78,740	11,202
China Government Bond	2.670%	11/25/33	CNY	74,640	10,614
China Government Bond	3.970%	7/23/48	CNY	129,350	22,113
China Government Bond	4.080%	10/22/48	CNY	40,000	7,003
China Government Bond	3.860%	7/22/49	CNY	170,200	28,670
China Government Bond	3.390%	3/16/50	CNY	158,000	24,717
China Government Bond	3.320%	4/15/52	CNY	30,000	4,742
China Government Bond	3.120%	10/25/52	CNY	92,000	14,043
China Government Bond	3.190%	4/15/53	CNY	29,570	4,614
China Government Bond	4.240%	11/24/64	CNY	20,000	3,863
China Government Bond	3.730%	5/25/70	CNY	30,000	5,354
China Government Bond	3.760%	3/22/71	CNY	20,000	3,625
76

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	3.400%	7/15/72	CNY	20,000	3,349
Export-Import Bank of China	3.260%	2/24/27	CNY	140,000	19,926
Export-Import Bank of China	3.860%	5/20/29	CNY	50,000	7,425
Export-Import Bank of China	3.230%	3/23/30	CNY	55,000	8,002
Export-Import Bank of China	3.380%	7/16/31	CNY	70,000	10,314
Export-Import Bank of China	3.180%	3/11/32	CNY	130,000	18,977
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,299
					1,047,151
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	62,070,000	15,196
Colombian TES	7.500%	8/26/26	COP	106,975,000	25,972
Colombian TES	5.750%	11/3/27	COP	74,285,000	16,607
Colombian TES	6.000%	4/28/28	COP	117,605,000	26,132
Colombian TES	7.750%	9/18/30	COP	79,310,000	17,898
Colombian TES	7.000%	3/26/31	COP	110,000,000	23,595
Colombian TES	7.000%	3/26/31	COP	6,000,000	1,287
Colombian TES	7.000%	6/30/32	COP	103,300,000	21,465
Colombian TES	13.250%	2/9/33	COP	97,800,000	28,524
Colombian TES	7.250%	10/18/34	COP	115,945,000	23,459
Colombian TES	6.250%	7/9/36	COP	29,100,000	5,155
Colombian TES	9.250%	5/28/42	COP	132,700,000	28,908
Colombian TES	7.250%	10/26/50	COP	104,650,000	17,998
					252,196
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,541	3,744
Republic of Croatia	1.125%	6/19/29	EUR	3,541	3,392
Republic of Croatia	1.500%	6/17/31	EUR	26,228	24,647
Republic of Croatia	2.875%	4/22/32	EUR	4,600	4,737
Republic of Croatia	4.000%	6/14/35	EUR	7,174	7,864
Republic of Croatia	1.750%	3/4/41	EUR	5,053	3,961
					48,345
Cyprus (0.0%)
Republic of Cyprus	2.375%	9/25/28	EUR	11,076	11,436
Czech Republic (0.5%)
Czech Republic	2.400%	9/17/25	CZK	531,660	21,985
Czech Republic	6.000%	2/26/26	CZK	2,379,110	104,083
Czech Republic	1.000%	6/26/26	CZK	946,570	37,504
Czech Republic	0.250%	2/10/27	CZK	251,570	9,577
Czech Republic	2.500%	8/25/28	CZK	188,810	7,468
Czech Republic	5.500%	12/12/28	CZK	186,750	8,335
Czech Republic	2.750%	7/23/29	CZK	1,832,470	72,351
Czech Republic	0.950%	5/15/30	CZK	811,930	28,486
Czech Republic	5.000%	9/30/30	CZK	639,980	28,277
Czech Republic	1.200%	3/13/31	CZK	548,580	19,108
Czech Republic	1.750%	6/23/32	CZK	340,000	11,938
Czech Republic	4.500%	11/11/32	CZK	431,740	18,523
Czech Republic	2.000%	10/13/33	CZK	190,090	6,636
Czech Republic	4.900%	4/14/34	CZK	65,690	2,911
Czech Republic	3.500%	5/30/35	CZK	504,710	19,808
Czech Republic	4.200%	12/4/36	CZK	49,580	2,071
Czech Republic	1.950%	7/30/37	CZK	103,320	3,323
Czech Republic	1.500%	4/24/40	CZK	99,250	2,825
Czech Republic	4.850%	11/26/57	CZK	46,430	2,075
					407,284
Denmark (0.3%)
Kingdom of Denmark	1.750%	11/15/25	DKK	345,649	48,503
Kingdom of Denmark	0.500%	11/15/29	DKK	338,247	43,332
Kingdom of Denmark	0.000%	11/15/31	DKK	441,612	52,322
Kingdom of Denmark	2.250%	11/15/33	DKK	188,370	26,247
Kingdom of Denmark	4.500%	11/15/39	DKK	381,645	66,482
Kingdom of Denmark	0.250%	11/15/52	DKK	90,182	6,712
Kommunekredit	0.625%	5/11/26	EUR	2,214	2,238
Kommunekredit	2.900%	11/27/26	AUD	2,131	1,313
Kommunekredit	0.750%	5/18/27	EUR	13,135	13,036
Kommunekredit	0.000%	11/17/29	EUR	30,000	27,085
77

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunekredit	0.010%	5/4/34	EUR	14,000	10,974
						298,244
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/32	EUR	6,532	7,231
Finland (0.6%)
	Finnvera OYJ	0.500%	4/13/26	EUR	3,266	3,298
	Finnvera OYJ	2.125%	3/8/28	EUR	15,300	15,749
	Finnvera OYJ	0.375%	4/9/29	EUR	5,831	5,468
	Finnvera OYJ	1.125%	5/17/32	EUR	1,900	1,756
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,543	2,542
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	4,600	4,342
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	12,328
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,200	14,758
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	5,087	4,652
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	6,823	5,128
[3]	Republic of Finland	4.000%	7/4/25	EUR	22,373	24,046
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,380	5,562
[3]	Republic of Finland	0.500%	9/15/27	EUR	26,133	25,713
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,818	6,169
[3]	Republic of Finland	2.875%	4/15/29	EUR	52,455	55,926
[3]	Republic of Finland	0.500%	9/15/29	EUR	58,950	55,456
[3]	Republic of Finland	0.000%	9/15/30	EUR	29,510	26,194
[3]	Republic of Finland	0.750%	4/15/31	EUR	33,047	30,464
[3]	Republic of Finland	0.125%	9/15/31	EUR	14,549	12,658
[3]	Republic of Finland	1.500%	9/15/32	EUR	53,031	50,393
[3]	Republic of Finland	1.125%	4/15/34	EUR	16,396	14,621
[3]	Republic of Finland	3.000%	9/15/34	EUR	50,000	53,028
[3]	Republic of Finland	2.750%	4/15/38	EUR	19,441	19,644
[3]	Republic of Finland	0.250%	9/15/40	EUR	38,836	25,913
[3]	Republic of Finland	2.625%	7/4/42	EUR	17,532	17,197
[3]	Republic of Finland	0.500%	4/15/43	EUR	14,007	9,241
[3]	Republic of Finland	0.125%	4/15/52	EUR	16,853	8,122
[3]	Republic of Finland	2.950%	4/15/55	EUR	21,694	22,047
						532,415
France (8.6%)
	Action Logement Services	1.375%	4/13/32	EUR	7,500	6,915
	Action Logement Services	4.125%	10/3/38	EUR	12,800	14,229
	Action Logement Services	0.750%	7/19/41	EUR	13,600	9,042
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,246
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	5,091
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,000	5,965
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,937
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,455
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	11,200	10,319
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	19,600	17,938
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	7,841
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,300	4,803
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,600	18,931
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	11,100	11,875
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	10,000	8,939
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,922
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	18,200	14,628
	Agence France Locale	0.125%	6/20/26	EUR	8,600	8,537
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,389
	Agence France Locale	0.000%	3/20/31	EUR	6,400	5,445
	Agence France Locale	3.625%	6/20/38	EUR	5,000	5,295
	Bpifrance SACA	0.500%	5/25/25	EUR	4,900	5,055
	Bpifrance SACA	2.750%	10/25/25	EUR	12,000	12,642
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	12,836
	Bpifrance SACA	0.125%	11/25/28	EUR	8,300	7,716
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,514
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,946
	Bpifrance SACA	2.000%	9/2/30	EUR	12,000	11,940
	Bpifrance SACA	0.250%	6/4/31	EUR	19,300	16,771
	Bpifrance SACA	2.875%	1/31/32	EUR	11,700	12,228
78

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	5,124	5,503
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	42,000	44,416
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	9,300	8,821
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	31,300	28,630
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	52,102
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	10,701
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	35,700	30,765
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	30,800	26,561
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	10,000	10,606
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	23,100	20,279
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	22,400	21,212
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	9,863
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	5,000	5,300
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,800	12,144
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,032
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,989
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,897
	Caisse Francaise de Financement Local	2.875%	1/30/30	EUR	9,500	9,932
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	25,600	22,435
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,783
	Caisse Francaise de Financement Local	1.125%	12/1/31	EUR	30,000	27,462
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,600	8,787
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,400	2,881
[3]	France	0.500%	5/25/25	EUR	148,245	153,337
[3]	France	6.000%	10/25/25	EUR	110,000	121,735
[3]	France	1.000%	11/25/25	EUR	234,791	241,886
[3]	France	0.000%	2/25/26	EUR	162,410	163,633
[3]	France	3.500%	4/25/26	EUR	152,257	163,478
[3]	France	0.500%	5/25/26	EUR	178,321	180,307
[3]	France	2.500%	9/24/26	EUR	195,000	205,095
[3]	France	0.250%	11/25/26	EUR	83,694	83,157
[3]	France	0.000%	2/25/27	EUR	148,188	145,323
[3]	France	1.000%	5/25/27	EUR	164,689	165,477
[3]	France	2.500%	9/24/27	EUR	70,000	73,480
[3]	France	2.750%	10/25/27	EUR	179,885	190,388
[3]	France	0.750%	2/25/28	EUR	173,278	170,322
[3]	France	0.750%	5/25/28	EUR	226,349	221,503
[3]	France	0.750%	11/25/28	EUR	191,509	185,596
[3]	France	2.750%	2/25/29	EUR	220,552	233,293
[3]	France	5.500%	4/25/29	EUR	136,812	162,875
[3]	France	0.500%	5/25/29	EUR	176,702	167,301
[3]	France	0.000%	11/25/29	EUR	190,770	173,515
[3]	France	2.750%	2/25/30	EUR	50,000	52,933
[3]	France	2.500%	5/25/30	EUR	199,502	207,935
[3]	France	0.000%	11/25/30	EUR	276,798	244,275
[3]	France	1.500%	5/25/31	EUR	112,885	109,531
[3]	France	0.000%	11/25/31	EUR	217,173	185,772
[3]	France	0.000%	5/25/32	EUR	192,980	162,430
[3]	France	5.750%	10/25/32	EUR	82,358	105,438
[3]	France	2.000%	11/25/32	EUR	149,763	147,672
[3]	France	3.000%	5/25/33	EUR	158,000	167,964
[3]	France	3.500%	11/25/33	EUR	139,171	153,560
[3]	France	1.250%	5/25/34	EUR	149,386	134,171
[3]	France	4.750%	4/25/35	EUR	106,535	130,391
[3]	France	1.250%	5/25/36	EUR	142,099	122,335
[3]	France	1.250%	5/25/38	EUR	308,220	253,842
[3]	France	4.000%	10/25/38	EUR	67,869	78,363
[3]	France	1.750%	6/25/39	EUR	12,004	10,489
[3,7,8]	France	0.500%	5/25/40	EUR	88,590	61,493
[3]	France	4.500%	4/25/41	EUR	135,883	166,568
[3]	France	2.500%	5/25/43	EUR	49,278	45,880
[3]	France	0.500%	6/25/44	EUR	63,736	39,752
[3]	France	3.250%	5/25/45	EUR	93,842	97,801
[3]	France	2.000%	5/25/48	EUR	109,121	89,494
[3]	France	3.000%	6/25/49	EUR	34,438	34,173
[3]	France	1.500%	5/25/50	EUR	130,205	93,186
[3]	France	0.750%	5/25/52	EUR	105,268	58,639
79

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	0.750%	5/25/53	EUR	48,989	26,749
[3]	France	3.000%	5/25/54	EUR	121,133	117,537
[3]	France	4.000%	4/25/55	EUR	71,409	83,482
[3]	France	3.250%	5/25/55	EUR	71,463	72,223
[3]	France	4.000%	4/25/60	EUR	63,756	75,257
[3]	France	1.750%	5/25/66	EUR	66,794	46,300
[3]	France	0.500%	5/25/72	EUR	44,906	17,800
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	5,000	5,333
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	1,900	1,331
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	10,700	7,848
	Ile-de-France Mobilites	3.450%	6/25/49	EUR	8,500	8,717
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,487
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,300	5,068
	Region of Ile de France	0.500%	6/14/25	EUR	15,100	15,535
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,461
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,340
	Region of Ile de France	0.100%	7/2/30	EUR	5,100	4,468
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,219
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,701
	SFIL SA	0.050%	6/4/29	EUR	23,300	21,155
	SFIL SA	3.250%	11/25/30	EUR	5,000	5,330
	SNCF Reseau	2.625%	12/29/25	EUR	2,300	2,414
	SNCF Reseau	3.125%	10/25/28	EUR	3,400	3,603
	SNCF Reseau	5.250%	12/7/28	GBP	8,708	11,078
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,869
	SNCF Reseau	1.125%	5/25/30	EUR	14,300	13,445
	SNCF Reseau	1.000%	11/9/31	EUR	7,600	6,861
	SNCF Reseau	5.000%	10/10/33	EUR	7,891	9,428
	SNCF Reseau	5.250%	1/31/35	GBP	2,716	3,469
	SNCF Reseau	0.750%	5/25/36	EUR	10,900	8,458
	SNCF Reseau	1.500%	5/29/37	EUR	9,100	7,609
	SNCF Reseau	2.250%	12/20/47	EUR	6,300	5,050
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,873
	SNCF Reseau	5.000%	3/11/52	GBP	2,574	3,039
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,075
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	14,500	12,573
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,200	20,014
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	5,600	5,800
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	7,000	4,326
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	8,500	6,047
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	16,800	9,650
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,489
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,100	2,147
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	9,300	4,058
	Societe Nationale SNCF SACA	0.875%	12/28/26	GBP	6,400	7,162
	Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	4,134	5,162
	Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	11,600	11,381
	Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	6,800	6,217
	Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,054
	Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	14,900	10,730
	Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	5,200	2,687
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,300	7,401
	UNEDIC ASSEO	0.100%	11/25/26	EUR	43,800	43,123
	UNEDIC ASSEO	1.250%	10/21/27	EUR	11,000	10,995
	UNEDIC ASSEO	0.500%	3/20/29	EUR	12,200	11,509
	UNEDIC ASSEO	0.250%	11/25/29	EUR	15,300	14,007
	UNEDIC ASSEO	0.000%	11/19/30	EUR	31,000	27,146
	UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	12,944
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,734
	UNEDIC ASSEO	0.100%	5/25/34	EUR	25,400	20,030
	UNEDIC ASSEO	0.250%	7/16/35	EUR	12,400	9,604
	Ville de Paris	1.250%	1/12/32	EUR	10,000	9,131
						7,693,012
Germany (8.1%)
	Bundesobligation	0.000%	10/9/26	EUR	81,401	81,029
	Bundesobligation	0.000%	4/16/27	EUR	84,891	83,472
	Bundesobligation	1.300%	10/15/27	EUR	75,000	76,308
80

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bundesobligation	2.200%	4/13/28	EUR	222,000	232,498
	Bundesobligation	2.400%	10/19/28	EUR	120,000	126,582
	Bundesobligation	2.100%	4/12/29	EUR	140,000	145,639
	Bundesrepublik Deutschland Bundesanleihe	2.200%	2/15/34	EUR	10,000	10,296
	Bundesschatzanweisungen	2.800%	6/12/25	EUR	32,850	34,832
	Bundesschatzanweisungen	3.100%	9/18/25	EUR	310,880	330,909
	Bundesschatzanweisungen	3.100%	12/12/25	EUR	180,000	191,746
	Federal Republic of Germany	0.500%	2/15/26	EUR	134,252	136,946
	Federal Republic of Germany	0.000%	8/15/26	EUR	113,840	113,681
	Federal Republic of Germany	0.250%	2/15/27	EUR	115,138	114,504
	Federal Republic of Germany	0.500%	8/15/27	EUR	13,872	13,775
	Federal Republic of Germany	0.000%	11/15/27	EUR	109,252	106,030
	Federal Republic of Germany	5.625%	1/4/28	EUR	59,562	69,907
	Federal Republic of Germany	0.500%	2/15/28	EUR	123,946	122,051
	Federal Republic of Germany	4.750%	7/4/28	EUR	48,175	55,541
	Federal Republic of Germany	0.250%	8/15/28	EUR	79,586	76,853
	Federal Republic of Germany	0.000%	11/15/28	EUR	125,465	119,069
	Federal Republic of Germany	0.250%	2/15/29	EUR	49,782	47,565
	Federal Republic of Germany	0.000%	8/15/29	EUR	66,233	61,761
	Federal Republic of Germany	2.100%	11/15/29	EUR	100,000	103,887
	Federal Republic of Germany	6.250%	1/4/30	EUR	40,000	50,741
	Federal Republic of Germany	0.000%	2/15/30	EUR	60,000	55,331
	Federal Republic of Germany	2.400%	11/15/30	EUR	100,000	105,454
	Federal Republic of Germany	5.500%	1/4/31	EUR	27,000	33,860
	Federal Republic of Germany	0.000%	2/15/31	EUR	5,458	4,913
	Federal Republic of Germany	0.000%	8/15/31	EUR	119,486	106,203
	Federal Republic of Germany	0.000%	2/15/32	EUR	221,295	194,017
	Federal Republic of Germany	1.700%	8/15/32	EUR	155,812	155,741
	Federal Republic of Germany	2.300%	2/15/33	EUR	115,429	120,535
	Federal Republic of Germany	2.300%	2/15/33	EUR	20,000	20,891
	Federal Republic of Germany	2.600%	8/15/33	EUR	65,933	70,388
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,707	50,320
	Federal Republic of Germany	0.000%	5/15/35	EUR	148,581	118,884
	Federal Republic of Germany	0.000%	5/15/36	EUR	120,943	93,928
	Federal Republic of Germany	4.000%	1/4/37	EUR	90,040	109,306
	Federal Republic of Germany	1.000%	5/15/38	EUR	92,398	78,894
	Federal Republic of Germany	4.250%	7/4/39	EUR	45,000	56,887
	Federal Republic of Germany	4.750%	7/4/40	EUR	53,000	71,172
	Federal Republic of Germany	2.600%	5/15/41	EUR	15,000	15,657
	Federal Republic of Germany	3.250%	7/4/42	EUR	109,147	124,456
	Federal Republic of Germany	2.500%	7/4/44	EUR	106,968	109,545
	Federal Republic of Germany	2.500%	8/15/46	EUR	180,709	185,056
	Federal Republic of Germany	1.250%	8/15/48	EUR	114,421	90,650
	Federal Republic of Germany	0.000%	8/15/50	EUR	139,190	73,907
	Federal Republic of Germany	0.000%	8/15/50	EUR	35,000	18,711
	Federal Republic of Germany	0.000%	8/15/52	EUR	55,000	27,775
	Federal Republic of Germany	1.800%	8/15/53	EUR	234,355	204,778
[9]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,600	5,121
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,051
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,686	6,573
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	14,000	9,139
	Free State of Bavaria	0.030%	4/3/28	EUR	22,546	21,361
	Free State of Bavaria	0.150%	4/3/30	EUR	5,036	4,544
	Free State of Bavaria	0.010%	1/18/35	EUR	17,718	13,763
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,396
	Free State of Saxony	0.010%	11/5/29	EUR	11,459	10,385
	Free State of Saxony	0.010%	12/17/35	EUR	15,751	11,785
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	2,049	1,953
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	18,449	16,333
	Investitionsbank Berlin	0.250%	2/3/32	EUR	10,000	8,635
[9]	KFW	5.500%	6/18/25	GBP	10,248	12,850
[9]	KFW	0.125%	6/30/25	EUR	116,690	119,867
[9]	KFW	2.500%	8/25/25	CHF	5,390	5,960
[9]	KFW	0.250%	9/15/25	EUR	39,114	40,020
[9]	KFW	4.125%	2/18/26	GBP	20,000	24,661
[9]	KFW	0.750%	2/19/26	CAD	3,295	2,229
[9]	KFW	0.375%	3/9/26	EUR	22,802	23,082
81

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	KFW	0.000%	6/15/26	EUR	38,607	38,504
[9]	KFW	1.250%	7/31/26	GBP	39,838	46,029
[9]	KFW	3.200%	9/11/26	AUD	4,317	2,706
[9]	KFW	0.000%	9/30/26	EUR	22,766	22,523
[9]	KFW	2.000%	2/15/27	AUD	9,300	5,616
[9]	KFW	0.625%	2/22/27	EUR	19,471	19,396
[9]	KFW	0.000%	3/31/27	EUR	26,264	25,629
[9]	KFW	1.250%	6/30/27	EUR	31,942	32,227
[9]	KFW	3.750%	7/30/27	GBP	6,000	7,290
[9]	KFW	2.375%	8/5/27	EUR	51,366	53,623
[9]	KFW	0.500%	9/15/27	EUR	17,400	17,047
[9]	KFW	0.000%	12/15/27	EUR	13,876	13,272
[9]	KFW	0.625%	1/7/28	EUR	20,497	20,028
[9]	KFW	1.375%	2/2/28	SEK	56,730	4,849
[9]	KFW	2.750%	3/15/28	EUR	23,204	24,503
[9]	KFW	3.200%	3/15/28	AUD	14,325	8,808
[9]	KFW	0.750%	6/28/28	EUR	15,810	15,390
[9]	KFW	3.125%	10/10/28	EUR	68,285	73,181
[9]	KFW	3.750%	1/9/29	GBP	26,856	32,435
[9]	KFW	0.750%	1/15/29	EUR	14,123	13,589
[9]	KFW	4.200%	2/8/29	AUD	5,000	3,169
[9]	KFW	3.125%	6/7/30	EUR	19,562	21,050
[9]	KFW	0.000%	9/17/30	EUR	38,887	34,404
[9]	KFW	0.000%	1/10/31	EUR	22,546	19,728
[9]	KFW	2.750%	2/20/31	EUR	45,498	47,942
[9]	KFW	4.650%	2/28/31	AUD	10,000	6,399
[9]	KFW	0.125%	1/9/32	EUR	28,014	24,153
[9]	KFW	5.750%	6/7/32	GBP	5,380	7,287
[9]	KFW	2.750%	2/14/33	EUR	15,000	15,706
[9]	KFW	1.125%	5/9/33	EUR	4,148	3,775
[9]	KFW	2.875%	6/7/33	EUR	21,163	22,363
[9]	KFW	2.625%	1/10/34	EUR	45,998	47,496
[9]	KFW	0.050%	9/29/34	EUR	13,002	10,192
[9]	KFW	1.375%	7/31/35	EUR	7,173	6,419
[9]	KFW	5.000%	6/9/36	GBP	3,735	4,828
[9]	KFW	1.250%	7/4/36	EUR	11,784	10,208
[9]	KFW	1.125%	3/31/37	EUR	21,007	17,733
[9]	KFW	4.700%	6/2/37	CAD	1,198	863
[9]	KFW	1.125%	6/15/37	EUR	5,124	4,294
[9]	KFW	2.600%	6/20/37	JPY	18,000	137
[9]	KFW	0.875%	7/4/39	EUR	28,937	22,439
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	5,124	5,100
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	5,124	5,007
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	16,396	13,748
	Land Berlin	0.625%	3/20/26	EUR	5,096	5,171
	Land Berlin	0.625%	2/8/27	EUR	2,869	2,852
	Land Berlin	0.010%	5/18/27	EUR	18,140	17,587
	Land Berlin	1.250%	6/1/28	EUR	9,000	8,927
	Land Berlin	0.010%	10/26/28	EUR	13,835	12,888
	Land Berlin	0.010%	7/2/30	EUR	32,085	28,484
	Land Berlin	2.625%	1/24/31	EUR	15,000	15,617
	Land Berlin	0.750%	4/3/34	EUR	2,548	2,187
	Land Berlin	0.125%	6/4/35	EUR	5,124	3,955
	Land Berlin	1.375%	6/5/37	EUR	2,561	2,204
	Land Berlin	1.375%	8/27/38	EUR	2,561	2,166
	Land Berlin	0.050%	8/6/40	EUR	7,686	4,895
	Land Berlin	0.100%	1/18/41	EUR	23,561	14,991
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,144
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,125
	Land Thueringen	0.500%	5/12/25	EUR	2,306	2,386
	Land Thueringen	0.200%	10/26/26	EUR	7,686	7,608
	Land Thueringen	0.500%	3/2/29	EUR	15,000	14,187
	Land Thueringen	0.250%	3/5/40	EUR	4,201	2,814
	Land Thueringen	0.125%	1/13/51	EUR	4,669	2,204
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	6,020	3,869
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,686	7,742
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/26	GBP	20,000	22,596
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,397
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,799
[9]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,769
[9]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,302
[9]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,391
[9]	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,390	1,465
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	16,551	16,367
[9]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,383
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	5,124	4,944
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	7,110	4,372
[9]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,110	4,802
[9]	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	12,152
[9]	Landwirtschaftliche Rentenbank	4.300%	2/14/29	AUD	9,100	5,781
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	28,916	27,380
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	16,701	15,108
[9]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,435
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,944	1,815
[9]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	14,941	13,076
[9]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	18,500	19,347
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,835
	NRW Bank	0.625%	2/11/26	EUR	7,686	7,805
	NRW Bank	0.500%	5/11/26	EUR	6,145	6,191
	NRW Bank	0.250%	9/28/26	EUR	3,049	3,024
	NRW Bank	0.625%	2/23/27	EUR	7,686	7,626
	NRW Bank	0.250%	3/16/27	EUR	2,895	2,838
	NRW Bank	0.125%	4/12/27	EUR	8,352	8,141
	NRW Bank	0.500%	9/13/27	EUR	7,686	7,505
	NRW Bank	0.625%	1/4/28	EUR	3,587	3,488
	NRW Bank	0.375%	5/16/29	EUR	3,715	3,468
	NRW Bank	0.125%	2/4/30	EUR	25,000	22,579
	NRW Bank	0.875%	4/12/34	EUR	4,669	4,030
	NRW Bank	0.100%	7/9/35	EUR	8,697	6,609
	NRW Bank	0.500%	6/17/41	EUR	3,000	2,017
	NRW Bank	1.250%	5/13/49	EUR	5,124	3,509
	State of Brandenburg	0.010%	6/26/28	EUR	2,104	1,978
	State of Brandenburg	0.050%	7/1/31	EUR	12,363	10,711
	State of Brandenburg	1.125%	7/4/33	EUR	3,000	2,721
	State of Brandenburg	3.000%	7/20/33	EUR	7,000	7,444
	State of Brandenburg	0.750%	8/8/36	EUR	5,124	4,140
	State of Brandenburg	1.450%	11/26/38	EUR	7,225	6,118
	State of Bremen	3.000%	3/2/33	EUR	9,000	9,564
	State of Bremen	1.500%	11/12/38	EUR	2,526	2,141
	State of Bremen	1.000%	5/27/39	EUR	6,403	5,004
	State of Bremen	0.500%	5/6/41	EUR	5,260	3,578
	State of Bremen	0.550%	2/4/50	EUR	6,365	3,518
	State of Hesse	0.250%	6/10/25	EUR	12,810	13,194
	State of Hesse	0.375%	7/6/26	EUR	30,693	30,768
	State of Hesse	0.625%	8/2/28	EUR	5,124	4,937
	State of Hesse	0.010%	3/11/30	EUR	8,821	7,919
	State of Hesse	0.000%	11/8/30	EUR	12,810	11,264
	State of Hesse	0.125%	10/10/31	EUR	7,400	6,389
	State of Hesse	1.300%	10/10/33	EUR	4,099	3,755
	State of Hesse	2.750%	1/10/34	EUR	18,000	18,729
	State of Lower Saxony	0.500%	6/13/25	EUR	31,317	32,346
	State of Lower Saxony	0.375%	1/9/26	EUR	10,600	10,757
	State of Lower Saxony	0.010%	9/8/26	EUR	12,731	12,584
	State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,857
	State of Lower Saxony	0.010%	11/25/27	EUR	33,879	32,365
	State of Lower Saxony	0.750%	2/15/28	EUR	7,686	7,513
	State of Lower Saxony	0.010%	2/19/29	EUR	10,002	9,223
	State of Lower Saxony	0.375%	5/14/29	EUR	3,074	2,873
	State of Lower Saxony	0.125%	1/10/30	EUR	5,124	4,647
	State of Lower Saxony	0.010%	8/13/30	EUR	13,307	11,759
	State of Lower Saxony	0.010%	1/10/31	EUR	4,669	4,082
	State of Lower Saxony	2.625%	1/9/34	EUR	10,000	10,286
	State of Lower Saxony	0.050%	3/9/35	EUR	13,026	10,018
	State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,536	1,606
83

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,686	7,843
	State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	34,890	35,147
	State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	5,124	5,174
	State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	10,453	10,346
	State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	17,695	17,314
	State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	14,348	14,114
	State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	3,119	2,883
	State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	20,000	20,936
	State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	14,652	14,825
	State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	74,000	78,067
	State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	20,755	15,536
	State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	7,173	6,218
	State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	3,000	2,645
	State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	12,776	9,058
	State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	1,742	1,450
	State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	8,427	5,835
	State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,561	2,011
	State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	10,735	7,310
	State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	12,800	10,060
	State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	5,124	3,896
	State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	1,683	1,030
	State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	15,000	7,797
	State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	16,266	7,849
	State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	8,970	4,751
	State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	9,000	8,860
	State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	14,734	10,838
	State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	10,732	7,570
	State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	7,000	7,758
	State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	10,515	7,710
	State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,512	7,147
	State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	10,651	5,645
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	15,344	6,835
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	4,202	2,279
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	5,124	5,084
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	5,124	5,061
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	5,124	5,002
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	32,683	29,429
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	6,012	3,104
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	5,752
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	17,398
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	8,800	9,331
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,276
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	13,442	13,543
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	15,137
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,509	3,373
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	13,669	12,350
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	1,502	1,337
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	2,574	2,223
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	10,000	10,654
						7,289,602
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	58,342	64,071
[3]	Hellenic Republic	1.500%	6/18/30	EUR	9,716	9,378
	Hellenic Republic	3.900%	1/30/33	EUR	30,000	33,105
[3]	Hellenic Republic	3.375%	6/15/34	EUR	559	587
	Hellenic Republic	4.000%	1/30/37	EUR	9,504	10,344
[3]	Hellenic Republic	4.375%	7/18/38	EUR	18,232	20,513
	Hellenic Republic	4.200%	1/30/42	EUR	20,375	22,418
[3]	Hellenic Republic	1.875%	1/24/52	EUR	41,034	29,025
[3]	Hellenic Republic	4.125%	6/15/54	EUR	47,324	50,398
						239,839
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	5,050	621
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,305
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	355
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	61,150	7,232
84

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	40,250	4,698
Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,250	364
Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	5,000	5,407
Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	94,000	10,147
					34,129
Hungary (0.3%)
Republic of Hungary	2.500%	10/24/24	HUF	4,363,750	11,634
Republic of Hungary	5.500%	6/24/25	HUF	3,081,090	8,238
Republic of Hungary	1.250%	10/22/25	EUR	6,918	7,078
Republic of Hungary	1.000%	11/26/25	HUF	1,919,870	4,761
Republic of Hungary	1.500%	4/22/26	HUF	5,563,460	13,612
Republic of Hungary	2.750%	12/22/26	HUF	3,546,820	8,644
Republic of Hungary	5.000%	2/22/27	EUR	3,245	3,558
Republic of Hungary	1.750%	10/10/27	EUR	2,254	2,243
Republic of Hungary	3.000%	10/27/27	HUF	10,167,150	24,171
Republic of Hungary	4.500%	3/23/28	HUF	15,525,090	38,508
Republic of Hungary	0.125%	9/21/28	EUR	3,522	3,173
Republic of Hungary	6.750%	10/22/28	HUF	2,390,670	6,392
Republic of Hungary	2.000%	5/23/29	HUF	2,058,080	4,405
Republic of Hungary	4.000%	7/25/29	EUR	36,480	38,500
Republic of Hungary	3.000%	8/21/30	HUF	11,004,490	23,746
Republic of Hungary	3.250%	10/22/31	HUF	484,810	1,027
Republic of Hungary	1.625%	4/28/32	EUR	16,162	13,948
Republic of Hungary	4.750%	11/24/32	HUF	5,500,000	12,699
Republic of Hungary	2.250%	4/20/33	HUF	4,559,780	8,462
Republic of Hungary	5.375%	9/12/33	EUR	8,488	9,373
Republic of Hungary	1.750%	6/5/35	EUR	1,131	907
Republic of Hungary	3.000%	10/27/38	HUF	1,531,000	2,651
Republic of Hungary	3.000%	4/25/41	HUF	3,970,350	6,507
Republic of Hungary	1.500%	11/17/50	EUR	3,819	2,239
					256,476
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	2,310	2,314
Indonesia (1.1%)
Indonesia Treasury Bond	6.500%	6/15/25	IDR	816,589,000	49,807
Indonesia Treasury Bond	7.250%	2/15/26	IDR	143,913,000	8,890
Indonesia Treasury Bond	5.500%	4/15/26	IDR	664,399,000	39,838
Indonesia Treasury Bond	8.375%	9/15/26	IDR	344,475,000	21,843
Indonesia Treasury Bond	5.125%	4/15/27	IDR	348,269,000	20,381
Indonesia Treasury Bond	7.000%	5/15/27	IDR	761,037,000	46,799
Indonesia Treasury Bond	6.125%	5/15/28	IDR	736,413,000	43,853
Indonesia Treasury Bond	6.375%	8/15/28	IDR	670,000,000	39,971
Indonesia Treasury Bond	9.000%	3/15/29	IDR	25,516,000	1,694
Indonesia Treasury Bond	6.875%	4/15/29	IDR	150,000,000	9,151
Indonesia Treasury Bond	8.250%	5/15/29	IDR	629,199,000	40,610
Indonesia Treasury Bond	7.000%	9/15/30	IDR	750,587,000	45,828
Indonesia Treasury Bond	6.500%	2/15/31	IDR	646,998,000	38,526
Indonesia Treasury Bond	8.750%	5/15/31	IDR	143,138,000	9,614
Indonesia Treasury Bond	6.375%	4/15/32	IDR	726,872,000	42,621
Indonesia Treasury Bond	7.500%	8/15/32	IDR	286,121,000	17,968
Indonesia Treasury Bond	7.000%	2/15/33	IDR	1,167,143,000	70,943
Indonesia Treasury Bond	6.625%	5/15/33	IDR	928,627,000	56,855
Indonesia Treasury Bond	8.375%	3/15/34	IDR	472,741,000	31,510
Indonesia Treasury Bond	7.500%	6/15/35	IDR	549,847,000	34,693
Indonesia Treasury Bond	8.250%	5/15/36	IDR	398,139,000	26,592
Indonesia Treasury Bond	9.750%	5/15/37	IDR	66,511,000	4,987
Indonesia Treasury Bond	7.500%	5/15/38	IDR	435,166,000	27,552
Indonesia Treasury Bond	7.125%	6/15/38	IDR	380,000,000	23,140
Indonesia Treasury Bond	8.375%	4/15/39	IDR	316,832,000	21,573
Indonesia Treasury Bond	7.500%	4/15/40	IDR	598,682,000	38,092
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,184
Indonesia Treasury Bond	7.125%	6/15/42	IDR	530,449,000	32,454
Indonesia Treasury Bond	7.125%	6/15/43	IDR	470,000,000	28,877
Indonesia Treasury Bond	7.375%	5/15/48	IDR	388,193,000	24,549
Indonesia Treasury Bond	6.875%	8/15/51	IDR	332,981,000	19,859
85

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Indonesia Treasury Bond	6.875%	7/15/54	IDR	100,000,000	5,958
	Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,889
	Republic of Indonesia	1.450%	9/18/26	EUR	2,224	2,235
	Republic of Indonesia	0.900%	2/14/27	EUR	7,195	7,055
	Republic of Indonesia	3.750%	6/14/28	EUR	9,561	10,141
	Republic of Indonesia	1.000%	7/28/29	EUR	4,429	4,073
	Republic of Indonesia	1.100%	3/12/33	EUR	4,791	4,012
						960,617
Ireland (0.5%)
	Republic of Ireland	1.000%	5/15/26	EUR	47,116	48,248
	Republic of Ireland	0.200%	5/15/27	EUR	61,450	60,456
	Republic of Ireland	0.900%	5/15/28	EUR	32,172	31,843
	Republic of Ireland	1.100%	5/15/29	EUR	25,620	25,136
	Republic of Ireland	0.200%	10/18/30	EUR	45,492	41,118
	Republic of Ireland	1.350%	3/18/31	EUR	20,497	19,829
	Republic of Ireland	0.000%	10/18/31	EUR	54,640	47,288
	Republic of Ireland	0.350%	10/18/32	EUR	32,683	28,363
	Republic of Ireland	1.300%	5/15/33	EUR	10,453	9,756
	Republic of Ireland	2.600%	10/18/34	EUR	37,243	38,404
	Republic of Ireland	0.400%	5/15/35	EUR	11,459	9,270
	Republic of Ireland	0.550%	4/22/41	EUR	31,283	22,015
	Republic of Ireland	3.000%	10/18/43	EUR	20,000	20,830
	Republic of Ireland	2.000%	2/18/45	EUR	13,159	11,582
	Republic of Ireland	1.500%	5/15/50	EUR	36,374	27,435
						441,573
Isle of Man (0.0%)
	Isle of Man	1.625%	9/14/51	GBP	4,968	2,963
Israel (0.3%)
	State of Israel	0.500%	4/30/25	ILS	122,478	31,565
	State of Israel	1.750%	8/31/25	ILS	182,117	47,077
	State of Israel	6.250%	10/30/26	ILS	28,757	8,018
	State of Israel	1.500%	1/18/27	EUR	13,151	12,913
	State of Israel	2.000%	3/31/27	ILS	82,667	20,695
	State of Israel	2.250%	9/28/28	ILS	116,708	28,478
	State of Israel	1.500%	1/16/29	EUR	5,561	5,219
	State of Israel	3.750%	2/28/29	ILS	34,000	8,804
	State of Israel	1.000%	3/31/30	ILS	120,127	26,318
	State of Israel	0.625%	1/18/32	EUR	16,532	13,401
	State of Israel	1.300%	4/30/32	ILS	133,000	27,724
	State of Israel	4.000%	3/30/35	ILS	63,662	15,910
	State of Israel	1.500%	5/31/37	ILS	93,550	16,824
	State of Israel	5.500%	1/31/42	ILS	33,676	9,466
	State of Israel	3.750%	3/31/47	ILS	92,481	20,105
	State of Israel	2.500%	1/16/49	EUR	1,281	1,014
	State of Israel	2.800%	11/29/52	ILS	87,870	15,149
						308,680
Italy (6.7%)
	Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,157
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,580
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,600	7,715
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,600	7,828
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	74,943	78,248
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	86,732	90,793
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	32,990	34,173
	Italy Buoni Poliennali Del Tesoro	3.600%	9/29/25	EUR	192,026	204,998
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	99,650	106,350
	Italy Buoni Poliennali Del Tesoro	3.200%	1/28/26	EUR	99,979	106,107
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	50,000	49,981
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	171,912	184,603
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	149,632	155,309
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	47,626	47,119
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	60,000	64,625
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	43,515	50,671
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	69,546	69,363
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/27	EUR	90,000	94,883
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	101,436	101,430
	Italy Buoni Poliennali Del Tesoro	2.200%	6/1/27	EUR	32,000	32,978
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	65,766	67,346
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	53,475	52,690
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	45,150	53,090
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	126,036	131,253
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	125,426	118,819
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	175,391	187,200
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	53,889	51,081
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	188,875	204,540
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	180,000	197,553
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	221,952	229,665
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	50,000	53,024
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	49,237	53,425
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	52,219	55,737
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	69,175	65,349
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	68,242	73,347
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	65,523	59,784
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	83,599	79,136
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	217,729	230,909
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	83,764	74,788
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	72,304	88,721
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	57,295	49,506
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	59,168	64,740
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	70,000	61,589
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	66,412	61,268
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	84,388	73,070
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	60,997	59,379
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	100,845	123,351
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	38,449	42,991
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/33	EUR	35,354	33,830
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	104,045	115,571
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	107,000	117,298
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	140,000	148,820
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	69,080	80,663
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	60,798	61,576
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	73,800	79,447
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	20,000	17,751
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	39,608	42,355
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	59,952	44,470
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	124,813	121,227
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	55,169	51,572
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	86,507	100,819
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	57,451	53,758
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	58,949	68,665
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	58,187	44,305
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	140,943	153,729
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	33,601	38,130
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	47,279	31,737
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	60,807	55,600
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	54,235	45,007
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	66,690	62,636
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	102,843	102,287
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	79,209	60,523
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	11,690	8,210
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	89,475	97,615
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	43,717	33,933
	Republic of Italy	6.000%	8/4/28	GBP	6,098	7,728
						6,036,524
Japan (11.9%)
	Aichi Prefecture	0.001%	10/15/26	JPY	100,000	628
	Aichi Prefecture	0.050%	9/20/29	JPY	100,000	616
	Aichi Prefecture	0.150%	9/20/30	JPY	100,000	614
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,877
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	387,900	2,466
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	26,269	26,958
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	166,300	1,048
87

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,567
Hyogo Prefecture	1.020%	7/13/29	JPY	850,000	5,515
Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,316
Japan	0.005%	5/1/25	JPY	6,000,000	38,008
Japan	0.005%	6/1/25	JPY	8,000,000	50,671
Japan	0.100%	6/20/25	JPY	5,152,600	32,669
Japan	0.400%	6/20/25	JPY	4,253,000	27,056
Japan	1.900%	6/20/25	JPY	589,200	3,812
Japan	2.100%	6/20/25	JPY	1,537,250	9,967
Japan	0.005%	7/1/25	JPY	10,000,000	63,332
Japan	0.005%	8/1/25	JPY	11,135,000	70,494
Japan	0.005%	9/1/25	JPY	5,000,000	31,640
Japan	0.100%	9/20/25	JPY	11,445,900	72,519
Japan	0.400%	9/20/25	JPY	1,637,150	10,416
Japan	2.100%	9/20/25	JPY	102,500	667
Japan	0.005%	10/1/25	JPY	5,000,000	31,625
Japan	0.100%	11/1/25	JPY	6,000,000	37,988
Japan	0.005%	12/1/25	JPY	5,000,000	31,594
Japan	0.100%	12/20/25	JPY	6,691,100	42,345
Japan	0.300%	12/20/25	JPY	7,931,800	50,360
Japan	2.000%	12/20/25	JPY	1,711,450	11,167
Japan	0.100%	1/1/26	JPY	12,500,000	79,074
Japan	0.100%	2/1/26	JPY	9,000,000	56,914
Japan	0.200%	3/1/26	JPY	7,000,000	44,334
Japan	0.005%	3/20/26	JPY	10,355,750	65,349
Japan	0.100%	3/20/26	JPY	2,613,300	16,520
Japan	2.100%	3/20/26	JPY	440,650	2,890
Japan	2.200%	3/20/26	JPY	409,950	2,694
Japan	0.200%	4/1/26	JPY	11,000,000	69,651
Japan	0.300%	5/1/26	JPY	10,000,000	63,430
Japan	0.005%	6/20/26	JPY	10,821,400	68,203
Japan	0.100%	6/20/26	JPY	2,784,100	17,581
Japan	0.005%	9/20/26	JPY	3,865,650	24,343
Japan	0.100%	9/20/26	JPY	3,558,700	22,461
Japan	2.200%	9/20/26	JPY	1,530,700	10,145
Japan	2.300%	9/20/26	JPY	17,900	119
Japan	0.005%	12/20/26	JPY	9,699,800	61,018
Japan	0.100%	12/20/26	JPY	8,358,350	52,710
Japan	2.100%	12/20/26	JPY	2,562,050	17,009
Japan	0.005%	3/20/27	JPY	11,990,650	75,353
Japan	0.100%	3/20/27	JPY	8,316,950	52,410
Japan	0.100%	3/20/27	JPY	5,331,150	33,593
Japan	2.000%	3/20/27	JPY	512,400	3,406
Japan	2.100%	3/20/27	JPY	179,300	1,195
Japan	0.005%	6/20/27	JPY	16,482,000	103,456
Japan	0.100%	6/20/27	JPY	7,347,850	46,257
Japan	2.100%	6/20/27	JPY	1,000,000	6,691
Japan	2.300%	6/20/27	JPY	1,010,200	6,799
Japan	0.100%	9/20/27	JPY	7,584,000	47,693
Japan	0.100%	9/20/27	JPY	6,850,000	43,075
Japan	2.200%	9/20/27	JPY	1,007,650	6,788
Japan	0.100%	12/20/27	JPY	8,264,400	51,914
Japan	0.200%	12/20/27	JPY	8,000,000	50,429
Japan	2.100%	12/20/27	JPY	2,988,300	20,135
Japan	0.100%	3/20/28	JPY	8,412,050	52,764
Japan	0.100%	3/20/28	JPY	7,418,550	46,530
Japan	0.200%	3/20/28	JPY	5,600,000	35,257
Japan	2.200%	3/20/28	JPY	3,824,050	25,944
Japan	2.400%	3/20/28	JPY	2,997,600	20,482
Japan	0.100%	6/20/28	JPY	8,595,250	53,830
Japan	0.100%	6/20/28	JPY	7,226,400	45,254
Japan	0.200%	6/20/28	JPY	4,117,200	25,892
Japan	0.300%	6/20/28	JPY	9,200,000	58,091
Japan	2.300%	6/20/28	JPY	760,000	5,194
Japan	2.400%	6/20/28	JPY	1,282,800	8,800
Japan	0.100%	9/20/28	JPY	6,030,450	37,692
Japan	0.300%	9/20/28	JPY	6,000,000	37,826
88

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.400%	9/20/28	JPY	4,500,000	28,494
Japan	2.100%	9/20/28	JPY	3,139,100	21,345
Japan	2.200%	9/20/28	JPY	614,850	4,198
Japan	0.100%	12/20/28	JPY	4,828,750	30,124
Japan	0.200%	12/20/28	JPY	10,500,000	65,783
Japan	0.300%	12/20/28	JPY	3,000,000	18,885
Japan	0.300%	12/20/28	JPY	3,000,000	18,883
Japan	0.400%	12/20/28	JPY	4,500,000	28,463
Japan	1.900%	12/20/28	JPY	3,709,800	25,075
Japan	2.100%	12/20/28	JPY	307,400	2,095
Japan	0.100%	3/20/29	JPY	8,564,400	53,319
Japan	0.400%	3/20/29	JPY	5,000,000	31,588
Japan	1.900%	3/20/29	JPY	2,126,500	14,405
Japan	2.100%	3/20/29	JPY	2,312,500	15,805
Japan	0.100%	6/20/29	JPY	5,856,400	36,418
Japan	2.100%	6/20/29	JPY	2,833,600	19,441
Japan	0.100%	9/20/29	JPY	5,603,400	34,792
Japan	2.100%	9/20/29	JPY	3,705,350	25,507
Japan	2.800%	9/20/29	JPY	1,383,450	9,847
Japan	0.100%	12/20/29	JPY	5,851,550	36,272
Japan	2.100%	12/20/29	JPY	3,843,100	26,527
Japan	2.200%	12/20/29	JPY	2,941,200	20,404
Japan	2.100%	3/20/30	JPY	6,340,950	43,872
Japan	2.200%	3/20/30	JPY	3,228,150	22,453
Japan	2.300%	5/20/30	JPY	87,100	610
Japan	0.100%	6/20/30	JPY	8,053,050	49,706
Japan	1.600%	6/20/30	JPY	292,050	1,970
Japan	1.800%	6/20/30	JPY	20,450	139
Japan	2.000%	6/20/30	JPY	2,562,050	17,671
Japan	0.100%	9/20/30	JPY	4,406,850	27,131
Japan	1.800%	9/20/30	JPY	717,350	4,902
Japan	1.900%	9/20/30	JPY	2,239,250	15,387
Japan	0.100%	12/20/30	JPY	2,808,400	17,250
Japan	2.000%	12/20/30	JPY	2,837,200	19,648
Japan	2.100%	12/20/30	JPY	5,436,400	37,870
Japan	0.100%	3/20/31	JPY	4,480,300	27,444
Japan	1.900%	3/20/31	JPY	3,074,450	21,190
Japan	2.000%	3/20/31	JPY	6,241,250	43,281
Japan	2.200%	3/20/31	JPY	4,556,200	31,989
Japan	1.800%	6/20/31	JPY	3,185,250	21,839
Japan	1.900%	6/20/31	JPY	6,348,850	43,807
Japan	0.100%	9/20/31	JPY	4,677,250	28,465
Japan	1.700%	9/20/31	JPY	8,040,350	54,790
Japan	1.800%	9/20/31	JPY	6,581,550	45,144
Japan	0.100%	12/20/31	JPY	4,544,700	27,572
Japan	1.700%	12/20/31	JPY	4,833,200	32,953
Japan	1.800%	12/20/31	JPY	9,444,650	64,830
Japan	0.200%	3/20/32	JPY	1,000,000	6,097
Japan	1.600%	3/20/32	JPY	4,586,150	31,069
Japan	1.700%	3/20/32	JPY	2,639,700	18,012
Japan	1.800%	3/20/32	JPY	5,379,000	36,963
Japan	0.200%	6/20/32	JPY	4,319,550	26,250
Japan	1.500%	6/20/32	JPY	3,228,150	21,711
Japan	1.600%	6/20/32	JPY	3,792,600	25,694
Japan	1.700%	6/20/32	JPY	3,000,000	20,478
Japan	0.200%	9/20/32	JPY	2,000,000	12,118
Japan	1.700%	9/20/32	JPY	9,517,100	64,993
Japan	1.800%	11/22/32	JPY	800,000	5,509
Japan	0.500%	12/20/32	JPY	3,500,000	21,702
Japan	1.700%	12/20/32	JPY	6,254,400	42,741
Japan	1.800%	12/20/32	JPY	4,574,450	31,501
Japan	0.500%	3/20/33	JPY	8,007,450	49,541
Japan	1.100%	3/20/33	JPY	800,000	5,209
Japan	1.500%	3/20/33	JPY	6,311,250	42,465
Japan	1.600%	3/20/33	JPY	5,101,150	34,607
Japan	0.400%	6/20/33	JPY	14,355,600	87,748
Japan	1.700%	6/20/33	JPY	1,294,250	8,847
89

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.700%	6/20/33	JPY	6,138,450	41,959
Japan	0.800%	9/20/33	JPY	15,960,050	100,901
Japan	1.700%	9/20/33	JPY	7,838,600	53,577
Japan	0.600%	12/20/33	JPY	25,250,000	156,316
Japan	0.700%	12/20/33	JPY	1,000,000	6,243
Japan	1.600%	12/20/33	JPY	7,503,300	50,820
Japan	2.000%	12/20/33	JPY	256,200	1,796
Japan	0.800%	3/20/34	JPY	10,000,000	62,973
Japan	1.500%	3/20/34	JPY	5,500,000	36,902
Japan	2.400%	3/20/34	JPY	1,895,900	13,744
Japan	1.500%	6/20/34	JPY	8,276,150	55,479
Japan	2.500%	6/20/34	JPY	1,031,450	7,546
Japan	1.400%	9/20/34	JPY	11,128,950	73,813
Japan	2.500%	9/20/34	JPY	1,004,950	7,358
Japan	1.200%	12/20/34	JPY	9,566,650	62,147
Japan	2.400%	12/20/34	JPY	1,178,550	8,560
Japan	1.200%	3/20/35	JPY	10,380,300	67,307
Japan	2.300%	3/20/35	JPY	1,281,000	9,225
Japan	1.300%	6/20/35	JPY	7,640,850	49,978
Japan	2.300%	6/20/35	JPY	1,834,450	13,217
Japan	1.200%	9/20/35	JPY	9,898,000	63,981
Japan	2.500%	9/20/35	JPY	512,400	3,765
Japan	1.000%	12/20/35	JPY	9,160,050	57,845
Japan	2.300%	12/20/35	JPY	1,286,150	9,279
Japan	0.400%	3/20/36	JPY	7,084,800	41,609
Japan	2.500%	3/20/36	JPY	1,131,400	8,325
Japan	0.200%	6/20/36	JPY	6,397,900	36,503
Japan	2.500%	6/20/36	JPY	2,242,950	16,507
Japan	0.500%	9/20/36	JPY	13,247,850	78,107
Japan	2.500%	9/20/36	JPY	307,400	2,263
Japan	0.600%	12/20/36	JPY	9,445,400	56,181
Japan	2.300%	12/20/36	JPY	414,050	2,988
Japan	0.700%	3/20/37	JPY	8,555,500	51,348
Japan	2.400%	3/20/37	JPY	1,851,850	13,502
Japan	0.600%	6/20/37	JPY	9,009,250	53,163
Japan	0.600%	9/20/37	JPY	9,083,150	53,390
Japan	2.500%	9/20/37	JPY	1,688,650	12,434
Japan	0.600%	12/20/37	JPY	9,556,950	55,924
Japan	0.500%	3/20/38	JPY	9,975,050	57,309
Japan	2.500%	3/20/38	JPY	3,134,700	23,073
Japan	0.500%	6/20/38	JPY	12,818,600	73,316
Japan	0.700%	9/20/38	JPY	8,771,800	51,369
Japan	2.400%	9/20/38	JPY	2,572,400	18,701
Japan	0.500%	12/20/38	JPY	9,840,450	55,744
Japan	0.400%	3/20/39	JPY	11,564,900	64,187
Japan	2.300%	3/20/39	JPY	4,549,950	32,629
Japan	0.300%	6/20/39	JPY	12,202,400	66,298
Japan	0.300%	9/20/39	JPY	11,042,900	59,684
Japan	2.200%	9/20/39	JPY	5,874,850	41,525
Japan	0.300%	12/20/39	JPY	12,164,800	65,356
Japan	0.400%	3/20/40	JPY	12,734,200	69,210
Japan	2.300%	3/20/40	JPY	6,626,850	47,337
Japan	0.400%	6/20/40	JPY	13,434,450	72,622
Japan	0.400%	9/20/40	JPY	16,126,800	86,705
Japan	2.000%	9/20/40	JPY	9,206,700	63,096
Japan	0.500%	12/20/40	JPY	12,647,250	68,811
Japan	0.500%	3/20/41	JPY	12,665,650	68,625
Japan	2.200%	3/20/41	JPY	8,298,700	58,262
Japan	0.400%	6/20/41	JPY	15,576,750	82,493
Japan	0.500%	9/20/41	JPY	14,202,750	76,220
Japan	2.000%	9/20/41	JPY	9,308,600	63,436
Japan	0.500%	12/20/41	JPY	14,586,400	77,891
Japan	0.800%	3/20/42	JPY	14,733,450	82,687
Japan	2.000%	3/20/42	JPY	9,454,450	64,247
Japan	0.900%	6/20/42	JPY	13,214,000	75,201
Japan	1.100%	9/20/42	JPY	11,040,000	64,839
Japan	1.900%	9/20/42	JPY	12,001,050	80,174
90

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	1.400%	12/20/42	JPY	10,360,000	63,827
	Japan	1.100%	3/20/43	JPY	9,770,000	56,983
	Japan	1.800%	3/20/43	JPY	8,454,750	55,427
	Japan	1.100%	6/20/43	JPY	11,218,150	65,190
	Japan	1.900%	6/20/43	JPY	6,397,750	42,493
	Japan	1.500%	9/20/43	JPY	12,446,350	77,244
	Japan	1.800%	9/20/43	JPY	5,721,800	37,313
	Japan	1.300%	12/20/43	JPY	10,500,000	62,796
	Japan	1.700%	12/20/43	JPY	5,589,800	35,775
	Japan	1.600%	3/20/44	JPY	3,500,000	22,017
	Japan	1.700%	3/20/44	JPY	5,446,700	34,814
	Japan	1.700%	6/20/44	JPY	4,962,200	31,643
	Japan	1.700%	9/20/44	JPY	5,165,800	32,895
	Japan	1.500%	12/20/44	JPY	2,986,800	18,332
	Japan	1.500%	3/20/45	JPY	5,954,900	36,468
	Japan	1.600%	6/20/45	JPY	3,205,100	19,954
	Japan	1.400%	9/20/45	JPY	2,165,500	12,967
	Japan	1.400%	12/20/45	JPY	5,272,150	31,509
	Japan	0.800%	3/20/46	JPY	7,112,650	37,501
	Japan	0.300%	6/20/46	JPY	4,482,000	20,944
	Japan	0.500%	9/20/46	JPY	6,327,950	30,917
	Japan	0.600%	12/20/46	JPY	4,607,150	22,951
	Japan	0.800%	3/20/47	JPY	5,138,400	26,728
	Japan	0.800%	6/20/47	JPY	5,115,400	26,515
	Japan	0.800%	9/20/47	JPY	5,227,600	27,005
	Japan	0.800%	12/20/47	JPY	6,082,550	31,335
	Japan	0.800%	3/20/48	JPY	5,883,300	30,180
	Japan	2.400%	3/20/48	JPY	1,209,950	8,583
	Japan	0.700%	6/20/48	JPY	8,692,400	43,324
	Japan	0.900%	9/20/48	JPY	4,863,500	25,343
	Japan	0.700%	12/20/48	JPY	6,466,600	31,983
	Japan	0.500%	3/20/49	JPY	6,526,050	30,499
[6]	Japan	2.200%	3/20/49	JPY	1,632,650	11,141
[6]	Japan	0.400%	6/20/49	JPY	7,198,550	32,568
[6]	Japan	0.400%	9/20/49	JPY	7,946,200	35,777
[6]	Japan	0.400%	12/20/49	JPY	8,540,250	38,251
[6]	Japan	0.400%	3/20/50	JPY	7,362,550	32,799
[6]	Japan	2.200%	3/20/50	JPY	1,597,800	10,856
[6]	Japan	0.600%	6/20/50	JPY	9,658,350	45,327
[6]	Japan	0.600%	9/20/50	JPY	10,050,000	46,986
[6]	Japan	0.700%	12/20/50	JPY	10,875,450	52,049
[6]	Japan	0.700%	3/20/51	JPY	10,403,400	49,638
[6]	Japan	2.200%	3/20/51	JPY	2,574,950	17,425
[6]	Japan	0.700%	6/20/51	JPY	9,096,800	43,213
[6]	Japan	0.700%	9/20/51	JPY	10,410,300	49,289
[6]	Japan	0.700%	12/20/51	JPY	11,380,100	53,682
[6]	Japan	1.000%	3/20/52	JPY	9,784,000	50,019
[6]	Japan	2.000%	3/20/52	JPY	6,967,350	45,168
[6]	Japan	1.300%	6/20/52	JPY	9,711,000	53,532
[6]	Japan	1.400%	9/20/52	JPY	8,755,000	49,427
[6]	Japan	1.600%	12/20/52	JPY	7,884,550	46,623
[6]	Japan	1.400%	3/20/53	JPY	9,692,950	54,576
[6]	Japan	1.900%	3/20/53	JPY	3,782,450	23,946
[6]	Japan	1.200%	6/20/53	JPY	10,837,000	57,942
[6]	Japan	1.800%	9/20/53	JPY	9,501,000	58,677
[6]	Japan	1.600%	12/20/53	JPY	9,600,000	56,526
[6]	Japan	1.700%	3/20/54	JPY	3,676,550	22,138
	Japan	1.800%	3/20/54	JPY	4,000,000	24,695
	Japan	1.400%	3/20/55	JPY	4,276,950	23,774
	Japan	0.400%	3/20/56	JPY	8,666,050	34,893
	Japan	0.900%	3/20/57	JPY	8,575,400	40,536
	Japan	0.800%	3/20/58	JPY	8,618,300	38,986
	Japan	0.500%	3/20/59	JPY	9,807,450	39,121
	Japan	0.500%	3/20/60	JPY	14,134,450	55,484
	Japan	0.700%	3/20/61	JPY	13,787,800	57,759
	Japan	1.000%	3/20/62	JPY	13,232,700	61,139
	Japan	1.300%	3/20/63	JPY	14,379,000	72,748
91

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Bank for International Cooperation	3.125%	2/15/28	EUR	3,500	3,704
Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	297,100	1,890
Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	7,100	45
Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	32,700	208
Japan Expressway Holding and Debt Repayment Agency	0.425%	9/30/25	JPY	204,000	1,297
Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	384,700	2,440
Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	21,000	133
Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	190,000	1,251
Japan Expressway Holding and Debt Repayment Agency	0.020%	3/31/26	JPY	170,000	1,071
Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	30,000	200
Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,216,600	7,658
Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,600	35
Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	650,400	4,093
Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	500,000	3,147
Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	429,700	2,703
Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,521,300	9,544
Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	640,000	4,322
Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	614,800	3,866
Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	307,500	1,932
Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	40,000	269
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	379,400	2,384
Japan Expressway Holding and Debt Repayment Agency	0.155%	5/31/28	JPY	100,000	626
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	750,000	5,118
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,129
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,251
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	330,000	2,255
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	620,000	4,273
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	100,000	689
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	200,000	1,325
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	656
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,309
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	200,000	1,292
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	300,000	1,911
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,205
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	576
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,000,000	5,623
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	100,000	577
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,000,000	5,799
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	2,288
Japan Expressway Holding and Debt Repayment Agency	0.543%	6/30/38	JPY	100,000	572
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	300,000	1,729
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	100,000	558
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	800,000	4,604
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,089
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	710
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	270,000	2,046
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	70,000	523
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,050,000	7,598
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	497
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	100,000	490
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	300,000	1,394
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	200,000	862
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	500,000	2,223
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	100,000	427
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,220,000	7,335
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	140,000	843
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	50,000	254
Japan Finance Corp.	0.001%	10/17/25	JPY	380,000	2,400
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	103,400	658
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	300,000	1,905
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	512,400	3,249
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	46,000	291
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	76,600	483
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	128,000	806
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	768,600	4,832
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	600,000	3,773
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,010
92

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	542,400	3,417
Japan Finance Organization for Municipalities	0.090%	9/17/27	JPY	100,000	627
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	512,400	3,222
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	1,024,800	6,440
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	400,000	2,512
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	1,024,800	6,440
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	22,500	141
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	290,000	1,965
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	30,000	206
Japan Finance Organization for Municipalities	2.266%	8/28/29	JPY	100,000	688
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,150,000	7,926
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	900,000	5,336
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	700,000	4,235
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	90,000	619
Japan Finance Organization for Municipalities	0.681%	6/28/33	JPY	100,000	617
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	200,000	1,244
Japan Finance Organization for Municipalities	2.950%	3/24/34	JPY	150,000	1,119
Japan Highway Public Corp.	2.660%	12/20/34	JPY	200,000	1,462
Japan Housing Finance Agency	0.040%	6/20/25	JPY	10,000	63
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,286
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,130,000	13,377
Japan Housing Finance Agency	0.547%	3/18/50	JPY	370,000	1,662
Kanagawa Prefecture	0.400%	6/20/41	JPY	100,000	523
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,613,200	16,633
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,332,200	8,481
Major Joint Local Government Bond	0.553%	7/25/25	JPY	637,200	4,059
Major Joint Local Government Bond	0.500%	8/25/25	JPY	819,900	5,217
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,112,200	7,060
Major Joint Local Government Bond	0.496%	11/25/25	JPY	512,400	3,260
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,613,200	16,604
Major Joint Local Government Bond	0.060%	8/25/26	JPY	22,500	142
Major Joint Local Government Bond	0.060%	10/23/26	JPY	14,900	94
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,690,900	10,654
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,583,300	9,983
Major Joint Local Government Bond	0.245%	2/25/27	JPY	871,000	5,495
Major Joint Local Government Bond	0.210%	3/25/27	JPY	998,100	6,296
Major Joint Local Government Bond	0.215%	10/25/27	JPY	406,100	2,553
Major Joint Local Government Bond	0.240%	2/25/28	JPY	245,400	1,543
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,920,700	18,310
Major Joint Local Government Bond	0.200%	5/25/28	JPY	456,000	2,859
Major Joint Local Government Bond	0.205%	6/23/28	JPY	536,000	3,360
Major Joint Local Government Bond	0.175%	7/25/28	JPY	22,800	143
Major Joint Local Government Bond	0.245%	8/25/28	JPY	267,500	1,678
Major Joint Local Government Bond	0.250%	9/25/28	JPY	698,100	4,377
Major Joint Local Government Bond	0.269%	10/25/28	JPY	93,400	586
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	627
Major Joint Local Government Bond	0.160%	1/25/29	JPY	825,000	5,139
Major Joint Local Government Bond	0.140%	2/22/29	JPY	820,000	5,100
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,878,900	11,646
Major Joint Local Government Bond	0.050%	9/25/29	JPY	25,600	158
Major Joint Local Government Bond	0.050%	10/25/29	JPY	1,000,000	6,157
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,872,100	11,531
Major Joint Local Government Bond	0.095%	2/25/30	JPY	15,300	94
Major Joint Local Government Bond	0.150%	6/25/30	JPY	512,400	3,155
Major Joint Local Government Bond	0.125%	8/23/30	JPY	225,500	1,384
Major Joint Local Government Bond	0.150%	9/25/30	JPY	75,100	461
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,749,400	10,716
Major Joint Local Government Bond	0.120%	11/25/30	JPY	33,200	203
Major Joint Local Government Bond	0.130%	1/24/31	JPY	500,000	3,055
Major Joint Local Government Bond	0.145%	2/25/31	JPY	1,368,800	8,364
Major Joint Local Government Bond	0.199%	4/25/31	JPY	90,100	552
Major Joint Local Government Bond	0.145%	6/25/31	JPY	375,800	2,287
Major Joint Local Government Bond	0.110%	12/25/31	JPY	1,000,000	6,032
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,763,200	22,948
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,528
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,521
Major Joint Local Government Bond	0.444%	10/25/32	JPY	1,000,000	6,139
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,770
	Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,851
	Major Joint Local Government Bond	0.778%	8/25/33	JPY	100,000	627
	Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	400,000	2,518
	Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	3,788
	Osaka Prefecture	1.453%	9/26/34	JPY	140,000	927
	Osaka Prefecture	0.366%	9/28/35	JPY	840,000	4,908
	Osaka Prefecture	1.203%	9/28/35	JPY	900,000	5,766
	Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,447
	Tokyo Metropolitan Government	0.499%	6/20/25	JPY	384,300	2,445
	Tokyo Metropolitan Government	0.533%	6/20/25	JPY	256,100	1,626
	Tokyo Metropolitan Government	0.456%	9/19/25	JPY	256,100	1,628
	Tokyo Metropolitan Government	0.475%	9/19/25	JPY	563,500	3,575
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	343,300	2,182
	Tokyo Metropolitan Government	0.075%	9/18/26	JPY	90,900	572
	Tokyo Metropolitan Government	0.210%	3/19/27	JPY	1,024,800	6,464
	Tokyo Metropolitan Government	0.040%	6/20/29	JPY	819,900	5,060
	Tokyo Metropolitan Government	2.130%	6/20/29	JPY	100,000	684
	Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,219,200	7,465
	Tokyo Metropolitan Government	0.150%	12/20/30	JPY	811,700	4,975
	Tokyo Metropolitan Government	0.080%	3/20/31	JPY	45,000	274
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	180,000	1,241
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	340,000	2,203
						10,667,717
Kazakhstan (0.0%)
	Republic of Kazakhstan	0.600%	9/30/26	EUR	812	805
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,156	3,127
	Republic of Kazakhstan	2.375%	11/9/28	EUR	2,387	2,448
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,434	2,118
						8,498
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,659	8,268
	Republic of Latvia	3.500%	1/17/28	EUR	23,407	25,104
	Republic of Latvia	0.000%	1/24/29	EUR	17,000	15,644
	Republic of Latvia	0.000%	3/17/31	EUR	10,983	9,229
						58,245
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	7,072	7,344
	Republic of Lithuania	2.125%	6/1/32	EUR	26,805	25,712
	Republic of Lithuania	3.875%	6/14/33	EUR	11,000	11,919
						44,975
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	0.000%	3/24/31	EUR	14,000	12,191
	Grand Duchy of Luxembourg	0.000%	9/14/32	EUR	25,000	20,828
	Grand Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,399
						39,418
Malaysia (0.9%)
	Federation of Malaysia	3.955%	9/15/25	MYR	238,326	50,257
	Federation of Malaysia	3.726%	3/31/26	MYR	112,915	23,741
	Federation of Malaysia	4.392%	4/15/26	MYR	35,723	7,606
	Federation of Malaysia	3.906%	7/15/26	MYR	118,643	25,033
	Federation of Malaysia	3.900%	11/30/26	MYR	67,108	14,168
	Federation of Malaysia	3.892%	3/15/27	MYR	373	79
	Federation of Malaysia	3.422%	9/30/27	MYR	134,278	27,878
	Federation of Malaysia	3.899%	11/16/27	MYR	49,502	10,447
	Federation of Malaysia	3.519%	4/20/28	MYR	319,370	66,326
	Federation of Malaysia	3.733%	6/15/28	MYR	130,850	27,370
	Federation of Malaysia	3.871%	8/8/28	MYR	2,500	526
	Federation of Malaysia	4.369%	10/31/28	MYR	144,150	30,953
	Federation of Malaysia	4.504%	4/30/29	MYR	166,000	35,888
	Federation of Malaysia	4.130%	7/9/29	MYR	94,390	20,044
	Federation of Malaysia	3.885%	8/15/29	MYR	77,460	16,274
	Federation of Malaysia	4.498%	4/15/30	MYR	71,702	15,508
	Federation of Malaysia	3.465%	10/15/30	MYR	139,340	28,510
	Federation of Malaysia	2.632%	4/15/31	MYR	32,034	6,195
94

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.232%	6/30/31	MYR	10,562	2,252
Federation of Malaysia	4.127%	4/15/32	MYR	12,757	2,700
Federation of Malaysia	3.582%	7/15/32	MYR	170,000	34,631
Federation of Malaysia	4.193%	10/7/32	MYR	68,600	14,597
Federation of Malaysia	3.844%	4/15/33	MYR	103,536	21,453
Federation of Malaysia	4.724%	6/15/33	MYR	37,424	8,274
Federation of Malaysia	4.582%	8/30/33	MYR	13,950	3,054
Federation of Malaysia	4.642%	11/7/33	MYR	58,024	12,781
Federation of Malaysia	3.828%	7/5/34	MYR	108,288	22,340
Federation of Malaysia	4.119%	11/30/34	MYR	80,504	17,007
Federation of Malaysia	4.254%	5/31/35	MYR	54,605	11,666
Federation of Malaysia	3.447%	7/15/36	MYR	110,232	21,814
Federation of Malaysia	4.762%	4/7/37	MYR	23,781	5,324
Federation of Malaysia	4.893%	6/8/38	MYR	100,791	22,789
Federation of Malaysia	4.467%	9/15/39	MYR	75,715	16,517
Federation of Malaysia	3.757%	5/22/40	MYR	71,446	14,289
Federation of Malaysia	4.417%	9/30/41	MYR	104,838	22,694
Federation of Malaysia	4.696%	10/15/42	MYR	238,555	52,876
Federation of Malaysia	4.935%	9/30/43	MYR	9,096	2,083
Federation of Malaysia	4.736%	3/15/46	MYR	46,330	10,355
Federation of Malaysia	4.921%	7/6/48	MYR	58,178	13,341
Federation of Malaysia	4.638%	11/15/49	MYR	119,341	26,303
Federation of Malaysia	4.065%	6/15/50	MYR	93,261	18,817
Federation of Malaysia	5.357%	5/15/52	MYR	29,650	7,255
Federation of Malaysia	4.457%	3/31/53	MYR	105,000	22,492
					814,507
Mexico (0.9%)
Mexican Bonos	5.750%	3/5/26	MXN	1,662,140	89,065
Mexican Bonos	7.000%	9/3/26	MXN	812,500	43,898
Mexican Bonos	5.500%	3/4/27	MXN	1,276,200	65,815
Mexican Bonos	7.500%	6/3/27	MXN	1,264,730	68,342
Mexican Bonos	8.500%	3/1/29	MXN	415,500	22,826
Mexican Bonos	8.500%	5/31/29	MXN	1,038,690	56,882
Mexican Bonos	7.750%	5/29/31	MXN	1,547,460	80,029
Mexican Bonos	7.500%	5/26/33	MXN	1,032,500	51,375
Mexican Bonos	7.750%	11/23/34	MXN	423,830	21,173
Mexican Bonos	8.000%	5/24/35	MXN	82,500	4,178
Mexican Bonos	10.000%	11/20/36	MXN	253,420	14,857
Mexican Bonos	8.500%	11/18/38	MXN	904,560	46,790
Mexican Bonos	7.750%	11/13/42	MXN	1,243,640	58,601
Mexican Bonos	8.000%	11/7/47	MXN	917,010	43,830
Mexican Bonos	8.000%	7/31/53	MXN	888,000	41,859
United Mexican States	1.625%	4/8/26	EUR	2,052	2,096
United Mexican States	1.350%	9/18/27	EUR	3,030	2,993
United Mexican States	1.750%	4/17/28	EUR	9,453	9,322
United Mexican States	3.625%	4/9/29	EUR	4,648	4,879
United Mexican States	1.125%	1/17/30	EUR	3,886	3,518
United Mexican States	2.375%	2/11/30	EUR	4,600	4,451
United Mexican States	3.375%	2/23/31	EUR	4,377	4,436
United Mexican States	4.490%	5/25/32	EUR	12,100	12,854
United Mexican States	2.250%	8/12/36	EUR	3,724	3,068
United Mexican States	2.875%	4/8/39	EUR	6,024	5,039
United Mexican States	3.000%	3/6/45	EUR	2,872	2,286
United Mexican States	2.125%	10/25/51	EUR	6,382	3,918
United Mexican States	5.625%	3/19/14	GBP	3,095	2,918
United Mexican States	4.000%	3/15/15	EUR	1,765	1,439
					772,737
Netherlands (1.6%)
BNG Bank NV	0.250%	5/7/25	EUR	14,629	15,104
BNG Bank NV	3.250%	7/15/25	AUD	5,179	3,297
BNG Bank NV	1.000%	1/12/26	EUR	7,686	7,881
BNG Bank NV	0.125%	4/11/26	EUR	3,705	3,718
BNG Bank NV	3.250%	8/24/26	AUD	373	234
BNG Bank NV	0.625%	6/19/27	EUR	7,521	7,431
BNG Bank NV	3.500%	7/19/27	AUD	3,980	2,482
BNG Bank NV	0.750%	1/11/28	EUR	11,876	11,619
95

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	3.300%	7/17/28	AUD	30,104	18,393
	BNG Bank NV	5.200%	12/7/28	GBP	1,550	1,975
	BNG Bank NV	0.100%	1/15/30	EUR	7,631	6,875
	BNG Bank NV	1.375%	10/21/30	EUR	3,074	2,941
	BNG Bank NV	0.000%	1/20/31	EUR	12,500	10,817
	BNG Bank NV	0.250%	1/12/32	EUR	5,900	5,061
	BNG Bank NV	1.875%	7/13/32	EUR	6,000	5,825
	BNG Bank NV	3.000%	1/11/33	EUR	15,000	15,817
	BNG Bank NV	0.125%	4/19/33	EUR	7,636	6,241
	BNG Bank NV	2.750%	1/11/34	EUR	10,000	10,302
	BNG Bank NV	0.125%	7/9/35	EUR	34,808	26,575
	BNG Bank NV	0.875%	10/17/35	EUR	2,543	2,117
	BNG Bank NV	0.875%	10/24/36	EUR	9,300	7,499
	BNG Bank NV	0.250%	11/22/36	EUR	9,300	6,849
	BNG Bank NV	1.250%	3/30/37	EUR	9,300	7,765
	BNG Bank NV	1.500%	3/29/38	EUR	1,545	1,308
	BNG Bank NV	1.500%	7/15/39	EUR	2,094	1,732
	BNG Bank NV	0.805%	6/28/49	EUR	3,700	2,202
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	54,952	56,531
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	25,000	25,325
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	31,742	32,068
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	101,614	100,312
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	91,458	91,370
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	51,539	50,562
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	41,217	38,654
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	50,000	52,506
[3]	Kingdom of Netherlands	0.000%	7/15/30	EUR	65,169	58,696
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	57,762	50,595
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	46,987	41,711
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	53,546	55,719
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	35,000	36,287
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	75,000	77,274
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	63,551	75,228
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	76,498	54,541
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	34,720	25,741
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	55,786	65,849
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	18,000	20,007
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	71,146	73,881
[3,6]	Kingdom of Netherlands	0.000%	1/15/52	EUR	95,318	47,130
[3,6]	Kingdom of Netherlands	2.000%	1/15/54	EUR	30,000	26,379
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,770	1,128
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	8,398	9,730
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,560	2,851
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,782	12,584
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	5,087	5,424
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	3,092	3,039
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	2,030	1,248
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	22,290	13,414
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,700	2,473
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	11,700	9,992
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,184
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	21,800	18,736
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	5,124	6,699
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	9,287	7,926
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	28,800	20,305
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,543	2,119
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	6,927
						1,476,205
New Zealand (0.4%)
	Auckland Council	3.500%	3/9/26	AUD	300	189
	Auckland Council	0.125%	9/26/29	EUR	1,501	1,354
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,390	3,102
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,510	7,428
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	3,720	1,850
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	3,720	1,442
	New Zealand	0.500%	5/15/26	NZD	58,240	31,393
	New Zealand	4.500%	4/15/27	NZD	76,170	44,494
96

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand	0.250%	5/15/28	NZD	68,981	33,970
	New Zealand	3.000%	4/20/29	NZD	43,255	23,525
	New Zealand	4.500%	5/15/30	NZD	29,278	16,995
	New Zealand	1.500%	5/15/31	NZD	51,269	24,311
	New Zealand	2.000%	5/15/32	NZD	48,164	23,037
	New Zealand	3.500%	4/14/33	NZD	65,482	34,776
	New Zealand	4.250%	5/15/34	NZD	32,000	17,860
	New Zealand	2.750%	4/15/37	NZD	39,636	18,258
	New Zealand	1.750%	5/15/41	NZD	29,092	10,540
	New Zealand	2.750%	5/15/51	NZD	15,397	5,891
	New Zealand	5.000%	5/15/54	NZD	15,000	8,595
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	5,097	2,790
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	1,016	586
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/28	NZD	20,000	10,533
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	14,855	7,341
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,381	3,733
						333,993
Norway (0.2%)
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	66,343	5,714
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	78,080	6,632
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	102,066	8,570
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	182,140	14,778
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	554,802	43,235
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	221,910	16,714
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	203,269	17,105
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	167,872	14,848
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	110,000	9,747
	Kommunalbanken A/S	4.250%	7/16/25	AUD	632	407
	Kommunalbanken A/S	0.625%	4/20/26	EUR	4,090	4,133
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,300	5,529
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,592	2,847
	Kommunalbanken A/S	0.875%	5/24/27	EUR	14,748	14,648
	Kommunalbanken A/S	3.400%	7/24/28	AUD	4,080	2,496
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,758	4,304
	Kommunalbanken A/S	5.250%	4/18/34	AUD	4,500	2,932
						174,639
Peru (0.2%)
	Republic of Peru	2.750%	1/30/26	EUR	7,182	7,471
	Republic of Peru	8.200%	8/12/26	PEN	24,640	6,924
	Republic of Peru	6.350%	8/12/28	PEN	40,280	10,879
	Republic of Peru	5.940%	2/12/29	PEN	61,875	16,327
	Republic of Peru	3.750%	3/1/30	EUR	996	1,039
	Republic of Peru	6.950%	8/12/31	PEN	64,725	17,192
	Republic of Peru	6.150%	8/12/32	PEN	61,596	15,303
	Republic of Peru	1.250%	3/11/33	EUR	4,699	3,892
[3]	Republic of Peru	7.300%	8/12/33	PEN	57,680	15,164
	Republic of Peru	5.400%	8/12/34	PEN	49,943	11,379
	Republic of Peru	1.950%	11/17/36	EUR	4,339	3,461
	Republic of Peru	6.900%	8/12/37	PEN	66,230	16,699
	Republic of Peru	5.350%	8/12/40	PEN	33,749	7,133
	Republic of Peru	6.850%	2/12/42	PEN	14,330	3,548
	Republic of Peru	6.714%	2/12/55	PEN	8,125	1,950
						138,361
Philippines (0.0%)
	Republic of Philippines	0.875%	5/17/27	EUR	4,013	3,904
	Republic of Philippines	0.700%	2/3/29	EUR	2,599	2,397
	Republic of Philippines	1.200%	4/28/33	EUR	4,613	3,917
	Republic of Philippines	1.750%	4/28/41	EUR	4,659	3,477
						13,695
Poland (0.6%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,145	5,324
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	2,094	2,137
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	2,615	2,553
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,300	3,919
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,563
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	394	375
97

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,043
	Bank Gospodarstwa Krajowego	4.000%	3/13/32	EUR	23,200	24,625
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,645	5,320
	Republic of Poland	3.250%	7/25/25	PLN	66,853	16,096
	Republic of Poland	1.500%	9/9/25	EUR	2,561	2,651
	Republic of Poland	1.500%	1/19/26	EUR	24,494	25,177
	Republic of Poland	2.500%	7/25/26	PLN	82,417	19,135
	Republic of Poland	1.125%	8/7/26	EUR	1,794	1,824
	Republic of Poland	0.250%	10/25/26	PLN	135,172	29,476
	Republic of Poland	0.875%	5/10/27	EUR	16,806	16,749
	Republic of Poland	3.750%	5/25/27	PLN	314,144	73,894
	Republic of Poland	2.500%	7/25/27	PLN	79,101	17,852
	Republic of Poland	1.375%	10/22/27	EUR	2,075	2,084
	Republic of Poland	2.750%	4/25/28	PLN	134,365	29,944
	Republic of Poland	7.500%	7/25/28	PLN	117,566	31,033
	Republic of Poland	5.750%	4/25/29	PLN	13,192	3,274
	Republic of Poland	2.750%	10/25/29	PLN	65,316	14,016
	Republic of Poland	1.750%	4/25/32	PLN	536,810	99,483
	Republic of Poland	2.750%	5/25/32	EUR	7,643	7,661
	Republic of Poland	3.875%	2/14/33	EUR	42	46
	Republic of Poland	6.000%	10/25/33	PLN	213,666	53,619
	Republic of Poland	3.625%	1/11/34	EUR	4,503	4,727
	Republic of Poland	5.000%	10/25/34	PLN	47,960	11,136
	Republic of Poland	2.375%	1/18/36	EUR	6,821	6,247
	Republic of Poland	4.250%	2/14/43	EUR	6,990	7,528
	Republic of Poland	2.000%	10/25/46	EUR	225	173
	Republic of Poland	4.000%	4/25/47	PLN	32,636	6,239
						527,923
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	51,893	57,353
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	44,950	44,669
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	25,000	25,984
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	125,692	128,793
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	38,430	35,325
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	30,062	26,512
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	51,521	49,606
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/34	EUR	6,507	6,415
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	53,941	55,797
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	22,037	18,285
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	8,556	9,840
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	19,000	20,408
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	20,990	15,454
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	17,266	19,758
						514,199
Romania (0.4%)
	Romania	2.750%	10/29/25	EUR	8,652	9,056
	Romania	3.500%	11/25/25	RON	54,750	11,308
[3]	Romania	2.750%	2/26/26	EUR	1,906	1,987
	Romania	3.250%	6/24/26	RON	49,260	9,980
	Romania	5.000%	9/27/26	EUR	3,980	4,341
[3]	Romania	2.000%	12/8/26	EUR	1,869	1,895
	Romania	2.375%	4/19/27	EUR	11,048	11,204
	Romania	7.200%	5/31/27	RON	60,590	13,290
	Romania	5.800%	7/26/27	RON	116,950	24,676
	Romania	2.500%	10/25/27	RON	150,000	28,423
[3]	Romania	2.125%	3/7/28	EUR	2,708	2,644
	Romania	2.125%	3/7/28	EUR	19,646	19,181
	Romania	2.875%	5/26/28	EUR	17,178	17,137
	Romania	5.500%	9/18/28	EUR	481	524
	Romania	8.750%	10/30/28	RON	79,560	18,481
	Romania	4.850%	7/25/29	RON	50,000	9,911
	Romania	6.625%	9/27/29	EUR	2,380	2,725
	Romania	1.375%	12/2/29	EUR	5,755	5,035
	Romania	2.500%	2/8/30	EUR	3,587	3,338
[3]	Romania	3.624%	5/26/30	EUR	1,598	1,563
	Romania	3.624%	5/26/30	EUR	25,320	24,757
98

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Romania	1.750%	7/13/30	EUR	4,366	3,778
	Romania	1.750%	7/13/30	EUR	7,768	6,722
	Romania	5.375%	3/22/31	EUR	22,953	24,344
	Romania	7.350%	4/28/31	RON	64,000	14,156
[3]	Romania	2.124%	7/16/31	EUR	2,208	1,896
	Romania	6.700%	2/25/32	RON	104,000	22,128
	Romania	8.250%	9/29/32	RON	31,800	7,379
[3]	Romania	2.000%	4/14/33	EUR	1,892	1,518
	Romania	6.375%	9/18/33	EUR	7,800	8,732
[3]	Romania	3.750%	2/7/34	EUR	2,148	1,964
	Romania	3.750%	2/7/34	EUR	5,136	4,696
	Romania	3.875%	10/29/35	EUR	7,467	6,701
	Romania	4.250%	4/28/36	RON	159,810	26,818
	Romania	4.125%	3/11/39	EUR	1,536	1,354
[3]	Romania	2.750%	4/14/41	EUR	4,774	3,349
	Romania	2.750%	4/14/41	EUR	1,662	1,166
[3]	Romania	2.875%	4/13/42	EUR	2,728	1,912
[3]	Romania	4.625%	4/3/49	EUR	4,347	3,862
	Romania	4.625%	4/3/49	EUR	5,124	4,552
[3]	Romania	3.375%	1/28/50	EUR	5,124	3,673
						372,156
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	5,087	4,955
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	7,682	6,881
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,411	5,957
						17,793
Singapore (0.5%)
	Housing & Development Board	2.495%	3/11/26	SGD	750	538
	Housing & Development Board	2.035%	9/16/26	SGD	4,500	3,184
	Housing & Development Board	2.675%	1/22/29	SGD	3,000	2,116
	Housing & Development Board	2.598%	10/30/29	SGD	2,750	1,922
	Housing & Development Board	3.995%	12/6/29	SGD	23,500	17,611
	Housing & Development Board	3.080%	5/31/30	SGD	7,250	5,185
	Housing & Development Board	2.545%	7/4/31	SGD	1,250	860
	Housing & Development Board	1.865%	7/21/33	SGD	3,500	2,229
	Republic of Singapore	2.375%	6/1/25	SGD	50,020	36,150
	Republic of Singapore	0.500%	11/1/25	SGD	29,939	20,954
	Republic of Singapore	2.125%	6/1/26	SGD	53,028	37,765
	Republic of Singapore	1.250%	11/1/26	SGD	27,394	19,006
	Republic of Singapore	3.500%	3/1/27	SGD	53,448	39,198
	Republic of Singapore	2.875%	9/1/27	SGD	18,200	13,097
	Republic of Singapore	2.625%	5/1/28	SGD	31,923	22,681
	Republic of Singapore	2.875%	8/1/28	SGD	20,000	14,329
	Republic of Singapore	3.000%	4/1/29	SGD	20,000	14,393
	Republic of Singapore	2.875%	7/1/29	SGD	25,646	18,284
	Republic of Singapore	2.875%	9/1/30	SGD	47,004	33,269
	Republic of Singapore	1.625%	7/1/31	SGD	25,300	16,358
	Republic of Singapore	2.625%	8/1/32	SGD	22,000	15,143
	Republic of Singapore	3.375%	9/1/33	SGD	30,104	21,884
	Republic of Singapore	2.250%	8/1/36	SGD	34,254	22,071
	Republic of Singapore	2.375%	7/1/39	SGD	17,768	11,363
	Republic of Singapore	2.750%	4/1/42	SGD	29,124	19,331
	Republic of Singapore	2.750%	3/1/46	SGD	31,282	20,466
	Republic of Singapore	1.875%	3/1/50	SGD	26,878	14,519
	Republic of Singapore	1.875%	10/1/51	SGD	22,893	12,307
	Republic of Singapore	3.000%	8/1/72	SGD	20,000	13,504
						469,717
Slovakia (0.2%)
	Slovak Republic	0.250%	5/14/25	EUR	12,343	12,691
	Slovak Republic	0.625%	5/22/26	EUR	6,661	6,720
	Slovak Republic	1.375%	1/21/27	EUR	10,863	10,994
	Slovak Republic	0.750%	4/9/30	EUR	8,109	7,418
	Slovak Republic	1.000%	5/14/32	EUR	1,199	1,053
	Slovak Republic	4.000%	10/19/32	EUR	9,500	10,430
	Slovak Republic	3.625%	6/8/33	EUR	10,000	10,681
	Slovak Republic	3.750%	3/6/34	EUR	26,537	28,231
99

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Slovak Republic	3.750%	2/23/35	EUR	30,673	32,535
	Slovak Republic	0.375%	4/21/36	EUR	4,613	3,286
	Slovak Republic	1.875%	3/9/37	EUR	5,200	4,446
	Slovak Republic	4.000%	2/23/43	EUR	9,981	10,644
	Slovak Republic	2.000%	10/17/47	EUR	11,595	8,629
	Slovak Republic	2.250%	6/12/68	EUR	12,923	9,112
						156,870
Slovenia (0.1%)
	Republic of Slovenia	1.250%	3/22/27	EUR	7,173	7,276
	Republic of Slovenia	1.000%	3/6/28	EUR	17,933	17,727
	Republic of Slovenia	1.188%	3/14/29	EUR	5,124	5,044
	Republic of Slovenia	0.275%	1/14/30	EUR	7,686	7,075
	Republic of Slovenia	0.000%	2/12/31	EUR	22,280	19,361
	Republic of Slovenia	2.250%	3/3/32	EUR	29,681	29,743
	Republic of Slovenia	3.000%	3/10/34	EUR	24,717	25,697
	Republic of Slovenia	3.125%	8/7/45	EUR	5,124	5,131
	Republic of Slovenia	0.488%	10/20/50	EUR	8,307	4,284
						121,338
South Korea (2.9%)
	Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,433	4,706
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	530	331
	Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,099
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,171
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,543	2,637
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	24,979	25,907
	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,457	7,621
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	6,542	6,463
[3]	Korea Housing Finance Corp.	1.963%	7/19/26	EUR	14,400	14,826
	Korea Treasury Bond	3.250%	3/10/26	KRW	63,000,000	45,363
	Republic of Korea	2.250%	6/10/25	KRW	79,000,000	56,390
	Republic of Korea	3.125%	6/10/25	KRW	45,000,000	32,428
	Republic of Korea	1.125%	9/10/25	KRW	92,500,000	64,834
	Republic of Korea	0.000%	9/16/25	EUR	6,298	6,377
	Republic of Korea	2.250%	12/10/25	KRW	30,000,000	21,280
	Republic of Korea	4.250%	12/10/25	KRW	110,000,000	80,488
	Republic of Korea	1.250%	3/10/26	KRW	102,500,000	71,154
	Republic of Korea	5.750%	3/10/26	KRW	14,000,000	10,529
	Republic of Korea	1.875%	6/10/26	KRW	72,000,000	50,355
	Republic of Korea	1.750%	9/10/26	KRW	57,500,000	39,935
	Republic of Korea	1.500%	12/10/26	KRW	70,000,000	48,095
	Republic of Korea	3.875%	12/10/26	KRW	59,000,000	43,038
	Republic of Korea	2.375%	3/10/27	KRW	110,000,000	77,071
	Republic of Korea	5.250%	3/10/27	KRW	15,500,000	11,728
	Republic of Korea	2.125%	6/10/27	KRW	75,000,000	52,007
	Republic of Korea	3.125%	9/10/27	KRW	78,000,000	55,664
	Republic of Korea	2.375%	12/10/27	KRW	45,000,000	31,259
	Republic of Korea	3.250%	3/10/28	KRW	165,000,000	118,020
	Republic of Korea	5.500%	3/10/28	KRW	20,000,000	15,465
	Republic of Korea	2.625%	6/10/28	KRW	50,260,000	35,049
	Republic of Korea	3.500%	9/10/28	KRW	42,000,000	30,286
	Republic of Korea	2.375%	12/10/28	KRW	50,000,000	34,320
	Republic of Korea	3.250%	3/10/29	KRW	36,000,000	25,639
	Republic of Korea	1.875%	6/10/29	KRW	63,000,000	41,921
	Republic of Korea	1.375%	12/10/29	KRW	75,000,000	48,208
	Republic of Korea	5.500%	12/10/29	KRW	12,137,000	9,608
	Republic of Korea	1.375%	6/10/30	KRW	94,000,000	59,709
	Republic of Korea	1.500%	12/10/30	KRW	68,000,000	43,077
	Republic of Korea	4.750%	12/10/30	KRW	28,000,000	21,572
	Republic of Korea	2.000%	6/10/31	KRW	83,003,340	53,917
	Republic of Korea	2.375%	12/10/31	KRW	55,000,000	36,495
	Republic of Korea	4.000%	12/10/31	KRW	41,000,000	30,339
	Republic of Korea	3.375%	6/10/32	KRW	45,000,000	31,877
	Republic of Korea	4.250%	12/10/32	KRW	37,700,000	28,442
	Republic of Korea	3.250%	6/10/33	KRW	52,000,000	36,413
	Republic of Korea	3.750%	12/10/33	KRW	86,500,000	63,000
	Republic of Korea	4.125%	12/10/33	KRW	25,000,000	18,753
100

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.625%	9/10/35	KRW	49,000,000	32,086
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	22,809
	Republic of Korea	2.250%	9/10/37	KRW	20,000,000	12,362
	Republic of Korea	2.375%	9/10/38	KRW	36,600,000	22,793
	Republic of Korea	1.125%	9/10/39	KRW	26,800,000	13,742
	Republic of Korea	1.500%	9/10/40	KRW	39,700,000	21,285
	Republic of Korea	1.875%	9/10/41	KRW	31,000,000	17,464
	Republic of Korea	3.250%	9/10/42	KRW	55,500,000	38,318
	Republic of Korea	3.000%	12/10/42	KRW	59,500,000	39,622
	Republic of Korea	3.875%	9/10/43	KRW	20,000,000	15,073
	Republic of Korea	2.750%	12/10/44	KRW	57,990,000	36,952
	Republic of Korea	2.000%	3/10/46	KRW	49,000,000	27,089
	Republic of Korea	2.125%	3/10/47	KRW	62,955,000	35,416
	Republic of Korea	2.625%	3/10/48	KRW	98,695,000	60,868
	Republic of Korea	2.000%	3/10/49	KRW	91,360,000	49,374
	Republic of Korea	1.500%	3/10/50	KRW	153,730,000	73,197
	Republic of Korea	1.875%	3/10/51	KRW	174,845,380	90,502
	Republic of Korea	2.500%	3/10/52	KRW	105,490,770	62,921
	Republic of Korea	3.125%	9/10/52	KRW	63,000,000	42,445
	Republic of Korea	3.250%	3/10/53	KRW	93,850,000	64,763
	Republic of Korea	3.625%	9/10/53	KRW	64,000,000	47,382
	Republic of Korea	3.250%	3/10/54	KRW	55,000,000	37,954
	Republic of Korea	2.000%	9/10/68	KRW	35,697,000	17,172
	Republic of Korea	1.625%	9/10/70	KRW	34,012,000	14,098
	Republic of Korea	3.500%	9/10/72	KRW	19,850,000	14,391
						2,561,944
Spain (4.6%)
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,441
	Adif Alta Velocidad	3.500%	7/30/28	EUR	3,300	3,520
	Adif Alta Velocidad	3.250%	5/31/29	EUR	17,000	17,918
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,422
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,546	19,661
	Autonomous Community of Andalusia Spain	3.400%	4/30/34	EUR	10,000	10,466
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,901	11,830
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,710	8,972
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,981	7,021
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,248	10,080
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,561	2,550
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	2,021	1,820
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	14,052	12,247
	Autonomous Community of Madrid Spain	3.462%	4/30/34	EUR	10,000	10,589
	Basque Government	0.850%	4/30/30	EUR	8,751	8,108
	Basque Government	0.450%	4/30/32	EUR	7,813	6,658
	Basque Government	3.500%	4/30/33	EUR	8,000	8,592
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	13,227	13,189
	Kingdom of Spain	0.000%	5/31/25	EUR	165,081	169,722
	Kingdom of Spain	0.000%	1/31/26	EUR	267,974	270,402
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	53,054	55,206
	Kingdom of Spain	2.800%	5/31/26	EUR	138,565	146,457
	Kingdom of Spain	0.000%	1/31/27	EUR	240,792	235,922
[3]	Kingdom of Spain	1.500%	4/30/27	EUR	13,222	13,467
	Kingdom of Spain	2.500%	5/31/27	EUR	55,000	57,579
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	77,534	76,949
	Kingdom of Spain	0.000%	1/31/28	EUR	266,032	253,492
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	62,566	62,657
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	61,318	61,222
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	57,949	67,231
	Kingdom of Spain	6.000%	1/31/29	EUR	41,740	50,311
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	73,522	72,715
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	86,803
	Kingdom of Spain	0.800%	7/30/29	EUR	222,089	211,170
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	100,000	93,556
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	110,000	101,032
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	100,000	99,909
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	38,382	36,526
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	98,000	84,975
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	148,193	130,463
101

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	81,585	71,814
	Kingdom of Spain	5.750%	7/30/32	EUR	22,396	28,263
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	81,027	82,084
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	90,772	95,745
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	17,219	17,012
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	63,065	68,315
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	233,642	246,460
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,301	40,371
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	32,343	36,908
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	51,360	39,215
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	96,165	105,098
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	65,552	80,000
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	61,751	45,637
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	85,345	102,489
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	28,941	19,884
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	39,461	39,998
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	56,015	71,284
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	66,405	61,393
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	84,351	74,089
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	33,127	18,958
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	120,444	85,435
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	37,853	40,700
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,292	51,052
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	36,946	19,033
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	6,833
						4,149,920
Supranational (4.4%)
	African Development Bank	4.500%	6/2/26	AUD	3,178	2,050
	African Development Bank	0.500%	6/22/26	GBP	16,308	18,604
	African Development Bank	0.125%	10/7/26	EUR	2,049	2,027
	African Development Bank	0.500%	3/22/27	EUR	10,191	10,062
	African Development Bank	3.300%	7/27/27	AUD	509	316
	African Development Bank	3.350%	8/8/28	AUD	373	228
	African Development Bank	0.500%	3/21/29	EUR	7,854	7,404
	African Development Bank	2.250%	9/14/29	EUR	3,696	3,782
	Asian Development Bank	3.700%	6/17/25	AUD	40,000	25,660
	Asian Development Bank	6.125%	8/15/25	GBP	15,025	18,983
	Asian Development Bank	0.750%	2/10/26	CAD	6,586	4,460
	Asian Development Bank	1.342%	6/18/26	NOK	18,000	1,514
	Asian Development Bank	4.400%	7/13/26	CAD	4,725	3,417
	Asian Development Bank	0.625%	9/15/26	GBP	3,792	4,299
	Asian Development Bank	3.000%	10/14/26	AUD	925	576
	Asian Development Bank	0.125%	12/15/26	GBP	8,198	9,090
	Asian Development Bank	4.650%	2/16/27	CAD	1,424	1,040
	Asian Development Bank	4.050%	4/19/27	CAD	3,100	2,235
	Asian Development Bank	3.400%	9/10/27	AUD	11,655	7,270
	Asian Development Bank	0.250%	10/28/27	GBP	6,918	7,442
	Asian Development Bank	0.750%	12/7/27	GBP	6,365	6,947
	Asian Development Bank	3.300%	5/24/28	CAD	3,900	2,735
	Asian Development Bank	3.300%	8/8/28	AUD	1,320	810
	Asian Development Bank	0.000%	10/24/29	EUR	7,788	7,057
	Asian Development Bank	0.025%	1/31/30	EUR	7,834	7,040
	Asian Development Bank	0.100%	6/17/31	EUR	8,447	7,330
	Asian Development Bank	1.950%	7/22/32	EUR	8,930	8,745
	Asian Development Bank	2.000%	6/10/37	EUR	4,669	4,334
	Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	3,742	2,250
	Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,800	36,841
	Corp. Andina de Fomento	1.625%	6/3/25	EUR	3,965	4,122
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,435	4,722
	Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,440	3,504
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	816	508
	Corp. Andina de Fomento	4.500%	3/7/28	EUR	4,057	4,415
	Corp. Andina de Fomento	3.625%	2/13/30	EUR	12,500	13,178
	Council of Europe Development Bank	0.750%	6/9/25	EUR	3,593	3,719
	Council of Europe Development Bank	0.375%	6/8/26	EUR	44,653	44,833
	Council of Europe Development Bank	0.000%	4/9/27	EUR	4,760	4,632
	Council of Europe Development Bank	0.250%	1/19/32	EUR	9,338	8,095
102

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Council of Europe Development Bank	2.625%	1/11/34	EUR	11,000	11,294
	EUROFIMA	3.900%	12/19/25	AUD	505	323
	EUROFIMA	3.000%	5/15/26	CHF	3,315	3,730
	EUROFIMA	2.600%	1/13/27	AUD	12,660	7,745
	EUROFIMA	4.550%	3/30/27	CAD	1,372	997
	EUROFIMA	3.350%	5/21/29	AUD	2,190	1,313
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,931
[4]	European Financial Stability Facility	0.500%	7/11/25	EUR	15,372	15,860
[4]	European Financial Stability Facility	0.000%	10/15/25	EUR	6,012	6,115
[4]	European Financial Stability Facility	0.400%	5/31/26	EUR	40,993	41,297
[4]	European Financial Stability Facility	0.000%	7/20/26	EUR	24,801	24,658
[4]	European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	52,763
[4]	European Financial Stability Facility	0.750%	5/3/27	EUR	28,413	28,287
[4]	European Financial Stability Facility	0.875%	7/26/27	EUR	12,810	12,749
[4]	European Financial Stability Facility	0.000%	10/13/27	EUR	18,000	17,271
[4]	European Financial Stability Facility	0.950%	2/14/28	EUR	21,454	21,154
[4]	European Financial Stability Facility	0.875%	9/5/28	EUR	7,003	6,817
[4]	European Financial Stability Facility	3.000%	12/15/28	EUR	40,000	42,565
[4]	European Financial Stability Facility	2.625%	7/16/29	EUR	30,000	31,406
[4]	European Financial Stability Facility	0.050%	10/17/29	EUR	7,997	7,270
[4]	European Financial Stability Facility	2.750%	12/3/29	EUR	2,817	2,963
[4]	European Financial Stability Facility	0.125%	3/18/30	EUR	9,689	8,750
[4]	European Financial Stability Facility	0.000%	1/20/31	EUR	53,917	47,089
[4]	European Financial Stability Facility	3.875%	3/30/32	EUR	10,248	11,586
[4]	European Financial Stability Facility	2.875%	2/16/33	EUR	25,000	26,319
[4]	European Financial Stability Facility	1.250%	5/24/33	EUR	23,345	21,377
[4]	European Financial Stability Facility	3.000%	9/4/34	EUR	2,664	2,817
[4]	European Financial Stability Facility	0.875%	4/10/35	EUR	38,787	32,759
[4]	European Financial Stability Facility	3.375%	4/3/37	EUR	5,378	5,822
[4]	European Financial Stability Facility	1.450%	9/5/40	EUR	10,447	8,590
[4]	European Financial Stability Facility	1.700%	2/13/43	EUR	18,810	15,642
[4]	European Financial Stability Facility	2.350%	7/29/44	EUR	6,968	6,405
[4]	European Financial Stability Facility	1.200%	2/17/45	EUR	18,703	13,802
[4]	European Financial Stability Facility	1.375%	5/31/47	EUR	29,083	21,690
[4]	European Financial Stability Facility	1.800%	7/10/48	EUR	19,554	15,664
[4]	European Financial Stability Facility	0.700%	1/20/50	EUR	15,370	9,136
[4]	European Financial Stability Facility	0.050%	1/18/52	EUR	7,425	3,325
[4]	European Financial Stability Facility	0.700%	1/17/53	EUR	3,735	2,081
[4]	European Financial Stability Facility	1.750%	7/17/53	EUR	1,793	1,359
[4]	European Financial Stability Facility	2.000%	2/28/56	EUR	10,211	8,138
	European Investment Bank	1.125%	6/19/25	GBP	15,500	18,530
	European Investment Bank	0.375%	7/16/25	EUR	11,837	12,193
	European Investment Bank	2.750%	9/15/25	EUR	20,497	21,703
	European Investment Bank	4.500%	10/15/25	EUR	7,686	8,331
	European Investment Bank	2.900%	10/17/25	AUD	19,624	12,413
	European Investment Bank	0.000%	3/13/26	EUR	5,124	5,156
	European Investment Bank	0.375%	4/14/26	EUR	26,021	26,282
	European Investment Bank	0.875%	5/15/26	GBP	5,000	5,778
	European Investment Bank	3.100%	8/17/26	AUD	17,970	11,266
	European Investment Bank	2.750%	8/25/26	PLN	5,102	1,179
	European Investment Bank	1.000%	9/21/26	GBP	14,140	16,185
	European Investment Bank	0.100%	10/15/26	EUR	12,611	12,502
	European Investment Bank	1.750%	11/12/26	SEK	25,000	2,177
	European Investment Bank	1.250%	11/13/26	EUR	3,074	3,128
	European Investment Bank	0.000%	12/22/26	EUR	28,656	28,186
	European Investment Bank	0.500%	1/15/27	EUR	27,516	27,390
	European Investment Bank	3.500%	4/15/27	EUR	27,561	29,742
	European Investment Bank	0.375%	9/15/27	EUR	75,514	73,674
	European Investment Bank	3.750%	12/7/27	GBP	1,947	2,365
	European Investment Bank	1.000%	1/28/28	CAD	5,538	3,568
	European Investment Bank	3.300%	2/3/28	AUD	1,147	710
	European Investment Bank	0.000%	3/28/28	EUR	19,098	18,116
	European Investment Bank	1.375%	5/12/28	SEK	38,260	3,223
	European Investment Bank	0.000%	5/15/28	EUR	5,124	4,843
	European Investment Bank	0.000%	9/28/28	EUR	11,672	10,921
	European Investment Bank	6.000%	12/7/28	GBP	8,198	10,848
	European Investment Bank	0.625%	1/22/29	EUR	23,372	22,329
103

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	4.000%	2/15/29	GBP	43,601	53,283
European Investment Bank	3.300%	5/25/29	AUD	3,524	2,135
European Investment Bank	0.125%	6/20/29	EUR	5,894	5,437
European Investment Bank	0.250%	9/14/29	EUR	9,544	8,812
European Investment Bank	0.050%	11/15/29	EUR	20,000	18,169
European Investment Bank	0.050%	1/16/30	EUR	16,660	15,072
European Investment Bank	4.000%	4/15/30	EUR	3,650	4,105
European Investment Bank	2.750%	7/30/30	EUR	35,198	37,015
European Investment Bank	0.000%	9/9/30	EUR	12,731	11,250
European Investment Bank	2.750%	9/13/30	EUR	15,373	16,165
European Investment Bank	0.000%	1/14/31	EUR	23,948	20,945
European Investment Bank	1.300%	1/27/31	AUD	6,510	3,337
European Investment Bank	1.000%	3/14/31	EUR	22,265	20,864
European Investment Bank	2.875%	10/15/31	EUR	27,986	29,784
European Investment Bank	1.000%	4/14/32	EUR	16,396	15,053
European Investment Bank	5.625%	6/7/32	GBP	2,000	2,702
European Investment Bank	1.125%	11/15/32	EUR	10,248	9,413
European Investment Bank	2.875%	1/12/33	EUR	18,511	19,476
European Investment Bank	1.125%	4/13/33	EUR	15,372	13,960
European Investment Bank	3.000%	7/15/33	EUR	41,052	43,530
European Investment Bank	2.750%	1/16/34	EUR	29,958	31,045
European Investment Bank	0.200%	3/17/36	EUR	14,007	10,597
European Investment Bank	3.125%	6/30/36	CHF	5,505	7,277
European Investment Bank	1.125%	9/15/36	EUR	24,593	20,806
European Investment Bank	3.875%	6/8/37	GBP	10,767	12,395
European Investment Bank	3.000%	2/15/39	EUR	21,188	21,978
European Investment Bank	5.000%	4/15/39	GBP	3,584	4,577
European Investment Bank	2.750%	3/15/40	EUR	9,505	9,533
European Investment Bank	0.250%	6/15/40	EUR	11,552	7,741
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,723
European Investment Bank	3.625%	3/14/42	EUR	2,869	3,190
European Investment Bank	1.000%	11/14/42	EUR	5,124	3,757
European Investment Bank	4.500%	3/7/44	GBP	4,355	5,173
European Investment Bank	1.750%	9/15/45	EUR	12,153	9,988
European Investment Bank	0.875%	9/13/47	EUR	5,124	3,393
European Investment Bank	1.500%	11/15/47	EUR	2,561	1,951
European Investment Bank	1.500%	10/16/48	EUR	1,575	1,182
European Investment Bank	0.050%	1/27/51	EUR	10,303	4,770
European Investment Bank	4.625%	10/12/54	GBP	3,945	4,637
European Stability Mechanism	1.000%	9/23/25	EUR	20,497	21,172
European Stability Mechanism	0.500%	3/2/26	EUR	23,929	24,298
European Stability Mechanism	0.750%	3/15/27	EUR	19,640	19,601
European Stability Mechanism	0.750%	9/5/28	EUR	9,456	9,154
European Stability Mechanism	0.500%	3/5/29	EUR	21,522	20,388
European Stability Mechanism	0.010%	3/4/30	EUR	26,804	24,075
European Stability Mechanism	0.010%	10/15/31	EUR	12,202	10,476
European Stability Mechanism	1.125%	5/3/32	EUR	2,680	2,483
European Stability Mechanism	1.200%	5/23/33	EUR	6,148	5,631
European Stability Mechanism	1.625%	11/17/36	EUR	20,471	18,355
European Stability Mechanism	1.750%	10/20/45	EUR	5,124	4,195
European Stability Mechanism	1.800%	11/2/46	EUR	16,820	13,858
European Stability Mechanism	1.850%	12/1/55	EUR	17,355	13,225
European Union	0.000%	7/6/26	EUR	48,703	48,505
European Union	3.000%	9/4/26	EUR	3,650	3,882
European Union	2.750%	10/5/26	EUR	130,845	138,335
European Union	2.000%	10/4/27	EUR	53,465	55,142
European Union	2.500%	11/4/27	EUR	9,736	10,182
European Union	2.875%	12/6/27	EUR	22,449	23,794
European Union	2.875%	4/4/28	EUR	2,561	2,714
European Union	0.000%	6/2/28	EUR	39,303	37,113
European Union	0.000%	10/4/28	EUR	25,684	24,051
European Union	3.125%	12/5/28	EUR	73,956	79,220
European Union	0.000%	7/4/29	EUR	24,652	22,551
European Union	1.375%	10/4/29	EUR	8,198	8,037
European Union	1.625%	12/4/29	EUR	97,813	96,870
European Union	0.000%	10/4/30	EUR	2,148	1,898
European Union	3.125%	12/4/30	EUR	33,864	36,391
104

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.750%	4/4/31	EUR	16,781	15,408
European Union	0.000%	4/22/31	EUR	20,237	17,563
European Union	0.000%	7/4/31	EUR	102,758	88,608
European Union	1.000%	7/6/32	EUR	54,884	50,110
European Union	2.750%	2/4/33	EUR	55,000	57,425
European Union	3.250%	7/4/34	EUR	42,043	45,395
European Union	3.000%	12/4/34	EUR	25,000	26,362
European Union	0.000%	7/4/35	EUR	39,174	29,521
European Union	1.125%	4/4/36	EUR	10,248	8,740
European Union	0.250%	4/22/36	EUR	21,290	16,142
European Union	0.200%	6/4/36	EUR	44,216	33,219
European Union	0.400%	2/4/37	EUR	31,007	23,608
European Union	0.875%	3/11/37	EUR	1,868	1,510
European Union	2.750%	12/4/37	EUR	38,312	38,651
European Union	3.375%	10/4/38	EUR	57,212	61,612
European Union	0.100%	10/4/40	EUR	22,559	14,489
European Union	0.450%	7/4/41	EUR	49,591	33,203
European Union	3.750%	4/4/42	EUR	5,124	5,736
European Union	3.375%	11/4/42	EUR	50,901	54,436
European Union	1.250%	2/4/43	EUR	14,647	11,187
European Union	4.000%	4/4/44	EUR	51,146	59,167
European Union	0.450%	5/2/46	EUR	17,889	10,645
European Union	0.750%	1/4/47	EUR	21,887	13,968
European Union	2.625%	2/4/48	EUR	47,437	44,715
European Union	3.250%	2/4/50	EUR	31,588	32,934
European Union	0.700%	7/6/51	EUR	71,821	41,154
European Union	2.500%	10/4/52	EUR	25,683	22,910
European Union	3.000%	3/4/53	EUR	70,698	69,711
Inter-American Development Bank	0.750%	10/15/25	CAD	2,411	1,653
Inter-American Development Bank	2.750%	10/30/25	AUD	5,562	3,508
Inter-American Development Bank	1.250%	12/15/25	GBP	12,544	14,752
Inter-American Development Bank	4.400%	1/26/26	CAD	37	27
Inter-American Development Bank	4.250%	6/11/26	AUD	663	426
Inter-American Development Bank	1.000%	6/29/26	CAD	4,800	3,236
Inter-American Development Bank	0.500%	9/15/26	GBP	5,124	5,788
Inter-American Development Bank	0.875%	8/27/27	CAD	3,219	2,090
Inter-American Development Bank	2.125%	12/15/28	GBP	4,669	5,257
Inter-American Development Bank	4.700%	10/3/30	AUD	12,000	7,705
Inter-American Development Bank	3.290%	6/28/32	AUD	5,238	2,994
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,430	4,150
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	3,010	2,085
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,307	3,353
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,178	2,153
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	2,993	1,608
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,561	2,893
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	6,735	4,549
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,419	5,255
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	7,107	8,011
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	23,660	23,204
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	2,918	1,980
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	10,248	11,084
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	4,490	2,278
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,761	1,790
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,635	5,522
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	25,000	16,081
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	9,700	6,901
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	26,829	25,387
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	6,735	3,476
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	11,122	11,839
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,683	1,034
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	24,250	29,555
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	6,012	6,508
International Bank for Reconstruction & Development	4.300%	1/10/29	AUD	10,000	6,369
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	919	595
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	1,720	1,782
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,854	5,251
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,767	2,550
105

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	10,600	7,690
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	3,074	4,158
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	23,743	20,708
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	6,000	3,653
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	20,085	21,039
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	16,943	15,091
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	1,844	1,480
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	2,801	2,129
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,400	4,603
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	9,545	10,385
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	5,260	3,350
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	4,315	2,066
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,767	1,064
International Development Assn.	0.750%	9/21/28	GBP	1,502	1,589
International Development Assn.	0.000%	7/15/31	EUR	9,338	8,013
International Development Assn.	0.350%	4/22/36	EUR	12,139	9,336
International Development Assn.	1.750%	5/5/37	EUR	12,000	10,780
International Development Assn.	0.700%	1/17/42	EUR	5,789	3,996
International Development Assn.	3.200%	1/18/44	EUR	10,000	10,308
International Finance Corp.	0.250%	12/15/25	GBP	5,226	6,046
International Finance Corp.	3.200%	7/22/26	AUD	12,741	8,014
International Finance Corp.	4.500%	8/21/26	CAD	1,400	1,015
International Finance Corp.	0.875%	9/15/26	GBP	7,515	8,552
International Finance Corp.	1.850%	1/28/27	CAD	5,138	3,487
International Finance Corp.	0.750%	7/22/27	GBP	5,124	5,628
International Finance Corp.	3.200%	10/18/27	AUD	611	378
International Finance Corp.	0.750%	5/24/28	AUD	6,500	3,606
International Finance Corp.	3.150%	6/26/29	AUD	4,864	2,921
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,755
International Finance Corp.	1.500%	4/15/35	AUD	13,020	5,814
Nordic Investment Bank	0.500%	11/3/25	EUR	10,055	10,277
Nordic Investment Bank	0.125%	12/15/26	GBP	13,368	14,798
					3,986,226
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	65,980	5,938
Kingdom of Sweden	0.750%	11/12/29	SEK	198,515	16,389
Kingdom of Sweden	0.125%	5/12/31	SEK	582,080	44,868
Kingdom of Sweden	2.250%	6/1/32	SEK	188,345	16,802
Kingdom of Sweden	1.750%	11/11/33	SEK	195,000	16,603
Kingdom of Sweden	3.500%	3/30/39	SEK	118,110	11,896
Kingdom of Sweden	1.375%	6/23/71	SEK	168,410	9,601
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	201,090	17,684
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	367,740	31,816
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	306,190	26,190
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	120,000	10,827
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	26,114
					234,728
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,465	9,338
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,805	2,001
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,545	2,493
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,520	1,407
Canton of Vaud	2.000%	10/24/33	CHF	4,540	5,302
Canton of Zurich	1.250%	12/3/32	CHF	1,525	1,667
Canton of Zurich	2.000%	7/29/38	CHF	5,100	6,156
Canton of Zurich	0.250%	7/12/39	CHF	6,375	5,951
Swiss Confederation	1.500%	7/24/25	CHF	8,904	9,745
Swiss Confederation	1.250%	5/28/26	CHF	51,517	56,389
Swiss Confederation	3.250%	6/27/27	CHF	4,593	5,363
Swiss Confederation	0.000%	6/22/29	CHF	22,568	23,533
Swiss Confederation	2.250%	6/22/31	CHF	44,889	53,790
Swiss Confederation	0.500%	6/27/32	CHF	7,246	7,708
Swiss Confederation	3.500%	4/8/33	CHF	10,512	14,132
Swiss Confederation	0.000%	6/26/34	CHF	7,655	7,713
Swiss Confederation	0.250%	6/23/35	CHF	52,207	54,005
Swiss Confederation	2.500%	3/8/36	CHF	3,137	4,093
106

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Swiss Confederation	1.250%	6/27/37	CHF	15,437	17,877
	Swiss Confederation	1.500%	10/26/38	CHF	10,000	12,071
	Swiss Confederation	0.000%	7/24/39	CHF	9,185	8,931
	Swiss Confederation	1.500%	4/30/42	CHF	20,974	25,743
	Swiss Confederation	0.500%	6/28/45	CHF	12,757	13,312
	Swiss Confederation	4.000%	1/6/49	CHF	9,337	17,676
	Swiss Confederation	0.500%	5/24/55	CHF	3,188	3,314
	Swiss Confederation	0.500%	5/30/58	CHF	16,313	17,034
	Swiss Confederation	2.000%	6/25/64	CHF	2,449	3,999
						390,743
Thailand (0.8%)
	Kingdom of Thailand	0.950%	6/17/25	THB	1,007,774	26,776
	Kingdom of Thailand	3.850%	12/12/25	THB	637,918	17,614
	Kingdom of Thailand	2.350%	6/17/26	THB	1,325,200	35,742
	Kingdom of Thailand	2.125%	12/17/26	THB	496,408	13,299
	Kingdom of Thailand	2.250%	3/17/27	THB	900,000	24,175
	Kingdom of Thailand	1.000%	6/17/27	THB	1,423,372	36,772
	Kingdom of Thailand	3.580%	12/17/27	THB	466,275	13,081
	Kingdom of Thailand	5.670%	3/13/28	THB	61,239	1,846
	Kingdom of Thailand	2.650%	6/17/28	THB	1,100,000	29,832
	Kingdom of Thailand	2.875%	12/17/28	THB	839,187	22,990
	Kingdom of Thailand	2.400%	3/17/29	THB	650,000	17,402
	Kingdom of Thailand	4.875%	6/22/29	THB	887,982	26,589
	Kingdom of Thailand	1.600%	12/17/29	THB	744,661	19,044
	Kingdom of Thailand	3.650%	6/20/31	THB	627,711	17,990
	Kingdom of Thailand	2.000%	12/17/31	THB	1,142,818	29,387
	Kingdom of Thailand	3.775%	6/25/32	THB	769,585	22,315
	Kingdom of Thailand	3.350%	6/17/33	THB	995,000	28,044
	Kingdom of Thailand	2.800%	6/17/34	THB	400,000	10,849
	Kingdom of Thailand	1.600%	6/17/35	THB	153,099	3,651
	Kingdom of Thailand	1.585%	12/17/35	THB	1,231,603	29,057
	Kingdom of Thailand	3.400%	6/17/36	THB	1,331,203	37,580
	Kingdom of Thailand	3.390%	6/17/37	THB	781,000	22,017
	Kingdom of Thailand	4.260%	12/12/37	THB	141,362	4,271
	Kingdom of Thailand	3.300%	6/17/38	THB	1,076,247	30,007
	Kingdom of Thailand	3.800%	6/14/41	THB	76,549	2,249
	Kingdom of Thailand	2.000%	6/17/42	THB	970,118	21,944
	Kingdom of Thailand	3.450%	6/17/43	THB	660,000	18,143
	Kingdom of Thailand	4.675%	6/29/44	THB	429,761	13,976
	Kingdom of Thailand	2.875%	6/17/46	THB	576,435	14,468
	Kingdom of Thailand	3.140%	6/17/47	THB	811,000	21,102
	Kingdom of Thailand	1.875%	6/17/49	THB	472,937	9,589
	Kingdom of Thailand	2.750%	6/17/52	THB	137,200	3,279
	Kingdom of Thailand	4.000%	6/17/55	THB	327,500	9,742
	Kingdom of Thailand	4.850%	6/17/61	THB	9,492	315
	Kingdom of Thailand	4.000%	6/17/66	THB	248,447	7,105
	Kingdom of Thailand	3.600%	6/17/67	THB	895,459	23,424
	Kingdom of Thailand	2.500%	6/17/71	THB	93,000	1,793
	Kingdom of Thailand	4.000%	6/17/72	THB	540,000	15,409
						682,868
United Kingdom (4.6%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,253	2,751
[5]	LCR Finance plc	4.500%	12/7/28	GBP	3,843	4,765
[5]	LCR Finance plc	5.100%	3/7/51	GBP	3,433	4,349
	Transport for London	3.625%	5/15/45	GBP	2,019	1,940
	United Kingdom Gilt	3.500%	10/22/25	GBP	255,807	313,433
	United Kingdom Gilt	0.375%	10/22/26	GBP	31,655	35,771
	United Kingdom Gilt	4.125%	1/29/27	GBP	270,952	334,764
	United Kingdom Gilt	3.750%	3/7/27	GBP	100,000	122,140
	United Kingdom Gilt	4.250%	12/7/27	GBP	7,775	9,682
	United Kingdom Gilt	0.125%	1/31/28	GBP	35,534	38,004
	United Kingdom Gilt	4.500%	6/7/28	GBP	120,316	150,870
	United Kingdom Gilt	0.500%	1/31/29	GBP	180,289	188,990
	United Kingdom Gilt	0.875%	10/22/29	GBP	40,000	41,877
	United Kingdom Gilt	0.375%	10/22/30	GBP	62,000	60,754
	United Kingdom Gilt	4.750%	12/7/30	GBP	64,441	82,911
107

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	0.250%	7/31/31	GBP	147,814	139,072
United Kingdom Gilt	4.000%	10/22/31	GBP	27,400	33,595
United Kingdom Gilt	1.000%	1/31/32	GBP	70,000	68,777
United Kingdom Gilt	4.250%	6/7/32	GBP	98,346	122,870
United Kingdom Gilt	3.250%	1/31/33	GBP	140,000	161,345
United Kingdom Gilt	0.875%	7/31/33	GBP	103,000	95,184
United Kingdom Gilt	4.625%	1/31/34	GBP	67,800	86,379
United Kingdom Gilt	4.500%	9/7/34	GBP	59,109	74,424
United Kingdom Gilt	0.625%	7/31/35	GBP	68,948	57,331
United Kingdom Gilt	4.250%	3/7/36	GBP	70,175	85,846
United Kingdom Gilt	1.750%	9/7/37	GBP	74,538	67,230
United Kingdom Gilt	3.750%	1/29/38	GBP	91,747	104,837
United Kingdom Gilt	4.750%	12/7/38	GBP	28,802	36,498
United Kingdom Gilt	1.125%	1/31/39	GBP	98,949	77,566
United Kingdom Gilt	4.250%	9/7/39	GBP	46,239	55,231
United Kingdom Gilt	4.250%	12/7/40	GBP	29,242	34,681
United Kingdom Gilt	1.250%	10/22/41	GBP	99,525	73,508
United Kingdom Gilt	4.500%	12/7/42	GBP	76,190	92,383
United Kingdom Gilt	4.750%	10/22/43	GBP	53,580	66,723
United Kingdom Gilt	3.250%	1/22/44	GBP	68,116	68,604
United Kingdom Gilt	3.500%	1/22/45	GBP	55,260	57,407
United Kingdom Gilt	0.875%	1/31/46	GBP	59,579	35,467
United Kingdom Gilt	4.250%	12/7/46	GBP	79,111	91,327
United Kingdom Gilt	1.500%	7/22/47	GBP	60,600	41,070
United Kingdom Gilt	1.750%	1/22/49	GBP	41,486	29,191
United Kingdom Gilt	4.250%	12/7/49	GBP	47,188	54,154
United Kingdom Gilt	0.625%	10/22/50	GBP	58,909	28,226
United Kingdom Gilt	1.250%	7/31/51	GBP	84,644	49,383
United Kingdom Gilt	3.750%	7/22/52	GBP	53,582	56,190
United Kingdom Gilt	1.500%	7/31/53	GBP	43,769	26,724
United Kingdom Gilt	3.750%	10/22/53	GBP	87,524	91,588
United Kingdom Gilt	4.375%	7/31/54	GBP	103,520	120,780
United Kingdom Gilt	1.625%	10/22/54	GBP	50,592	31,574
United Kingdom Gilt	4.250%	12/7/55	GBP	64,510	73,554
United Kingdom Gilt	1.750%	7/22/57	GBP	52,515	33,218
United Kingdom Gilt	4.000%	1/22/60	GBP	35,637	38,949
United Kingdom Gilt	0.500%	10/22/61	GBP	75,029	26,505
United Kingdom Gilt	4.000%	10/22/63	GBP	56,331	61,524
United Kingdom Gilt	2.500%	7/22/65	GBP	68,527	52,044
United Kingdom Gilt	3.500%	7/22/68	GBP	68,734	67,553
United Kingdom Gilt	1.625%	10/22/71	GBP	56,836	31,112
United Kingdom Gilt	1.125%	10/22/73	GBP	38,639	16,733
					4,109,358
Total Sovereign Bonds (Cost $80,326,519)					68,321,195
108

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[10]	Vanguard Market Liquidity Fund (Cost $699,908)	5.394%	7,000,060	699,936
Total Investments (98.3%) (Cost $102,177,382)	88,102,708
Other Assets and Liabilities—Net (1.7%)	1,487,728
Net Assets (100.0%)	89,590,436
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $16,755,120,000, representing 18.7% of net assets.
4	Guaranteed by multiple countries.
5	Guaranteed by the Government of the United Kingdom.
6	Securities with a value of $1,215,461,000 have been pledged as collateral for open forward currency contracts.
7	Securities with a value of $10,333,000 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
8	Securities with a value of $4,483,000 have been segregated as initial margin for open futures contracts.
9	Guaranteed by the Federal Republic of Germany.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bund	June 2024	727	100,923	(60)
Long Gilt	June 2024	154	18,431	(5)
Euro-Schatz	June 2024	4,684	525,420	(2,533)
				(2,598)

109

Total International Bond Index Fund
Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
5/6/24	CLP	11,766,000	USD	12,464	—	(210)
5/6/24	COP	396,000,000	USD	101,774	—	(941)
5/6/24	COP	132,000,000	USD	33,537	74	—
5/6/24	PEN	127,000	USD	34,021	—	(288)
5/6/24	USD	25,913	CLP	25,500,000	—	(645)
6/5/24	USD	12,456	CLP	11,766,000	205	—
6/6/24	USD	101,252	COP	396,000,000	886	—
5/6/24	USD	89,382	COP	348,000,000	771	—
6/6/24	USD	33,358	COP	132,000,000	—	(98)
6/5/24	USD	34,008	PEN	127,000	288	—
					2,224	(2,182)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/4/24	AUD	120,399	USD	78,259	—	(180)
Toronto-Dominion Bank	5/3/24	CHF	515,478	USD	562,887	—	(1,941)
BNP Paribas	5/3/24	CHF	111,299	USD	121,353	—	(237)
UBS AG	5/3/24	CHF	88,114	USD	96,073	—	(188)
State Street Bank & Trust Co.	5/6/24	CLP	43,256,000	USD	45,539	—	(488)
Deutsche Bank AG	5/6/24	CLP	31,514,000	USD	33,244	—	(422)
Wells Fargo Bank N.A.	5/6/24	CLP	31,514,000	USD	33,046	—	(224)
Standard Chartered Bank	5/7/24	CNY	4,559,924	USD	629,882	11,637	—
HSBC Bank plc	5/7/24	CNY	1,708,260	USD	235,905	4,424	—
State Street Bank & Trust Co.	5/7/24	CNY	1,520,076	USD	209,781	4,073	—
HSBC Bank plc	6/4/24	CNY	160,611	USD	22,248	330	—
State Street Bank & Trust Co.	5/6/24	COP	168,000,000	USD	42,473	305	—
Citibank, N.A.	5/6/24	COP	132,000,000	USD	33,994	—	(383)
Toronto-Dominion Bank	5/6/24	COP	132,000,000	USD	33,986	—	(375)
State Street Bank & Trust Co.	5/6/24	COP	87,196,232	USD	22,358	—	(155)
State Street Bank & Trust Co.	6/6/24	COP	23,329,016	USD	5,961	—	(49)
Citibank, N.A.	5/3/24	COP	23,000,000	USD	5,890	—	(30)
Wells Fargo Bank N.A.	5/3/24	CZK	4,683,201	USD	199,878	—	(1,182)
UBS AG	5/3/24	CZK	4,683,201	USD	199,243	—	(547)
Standard Chartered Bank	5/3/24	CZK	671,841	USD	28,534	—	(30)
BNP Paribas	6/4/24	CZK	150,493	USD	6,392	—	(7)
BNP Paribas	5/3/24	EUR	9,270,324	USD	9,925,592	—	(31,141)
Toronto-Dominion Bank	5/3/24	EUR	5,207,098	USD	5,569,706	—	(12,037)
Societe Generale SA	5/3/24	EUR	4,840,000	USD	5,187,094	—	(21,241)
UBS AG	5/3/24	EUR	2,704,756	USD	2,896,372	—	(9,519)
Morgan Stanley Capital Services Inc.	5/3/24	EUR	2,640,000	USD	2,830,436	—	(12,697)
110

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Canadian Imperial Bank of Commerce	5/3/24	EUR	2,640,000	USD	2,829,821	—	(12,082)
Citibank, N.A.	5/3/24	EUR	2,200,000	USD	2,358,180	—	(10,065)
HSBC Bank plc	5/3/24	EUR	2,042,108	USD	2,185,360	—	(5,766)
Bank of America, N.A.	5/3/24	EUR	1,929,982	USD	2,067,217	—	(7,298)
Wells Fargo Bank N.A.	5/3/24	EUR	1,320,000	USD	1,415,920	—	(7,051)
The Bank of New York Mellon Corp.	5/3/24	EUR	1,320,000	USD	1,414,996	—	(6,127)
State Street Bank & Trust Co.	5/3/24	EUR	1,320,000	USD	1,413,280	—	(4,411)
Bank of Montreal	5/3/24	EUR	498,353	USD	533,019	—	(1,114)
Royal Bank of Canada	5/3/24	EUR	478,615	USD	511,759	—	(921)
Deutsche Bank AG	5/3/24	EUR	440,000	USD	472,912	—	(3,289)
Commonwealth Bank of Australia	5/3/24	EUR	440,000	USD	471,328	—	(1,705)
Standard Chartered Bank	5/3/24	EUR	286,000	USD	306,392	—	(1,137)
JPMorgan Chase Bank, N.A.	5/3/24	EUR	76,278	USD	81,725	—	(311)
HSBC Bank plc	5/3/24	HKD	256,500	USD	32,789	3	—
BNP Paribas	5/3/24	HUF	29,437,771	USD	80,734	—	(488)
UBS AG	5/3/24	HUF	26,157,771	USD	71,606	—	(301)
Standard Chartered Bank	5/3/24	HUF	15,052,222	USD	41,176	—	(144)
Deutsche Bank AG	5/3/24	IDR	6,221,717,200	USD	384,000	—	(1,384)
Standard Chartered Bank	5/3/24	IDR	6,221,717,200	USD	383,584	—	(968)
Deutsche Bank AG	5/3/24	IDR	3,110,858,600	USD	191,144	164	—
UBS AG	5/2/24	JPY	72,195,000	USD	461,185	—	(3,294)
JPMorgan Chase Bank, N.A.	5/3/24	KRW	2,099,228,207	USD	1,522,910	—	(5,689)
State Street Bank & Trust Co.	5/3/24	KRW	1,735,034,855	USD	1,265,258	—	(11,258)
HSBC Bank plc	5/3/24	KRW	754,118,422	USD	547,255	—	(2,215)
BNP Paribas	5/3/24	KRW	694,013,942	USD	504,004	—	(2,404)
Deutsche Bank AG	5/3/24	KRW	85,395,781	USD	63,548	—	(1,828)
Deutsche Bank AG	5/3/24	KRW	75,576,161	USD	54,678	—	(54)
Citibank, N.A.	6/4/24	KRW	55,931,376	USD	40,481	—	(60)
Standard Chartered Bank	5/3/24	KRW	16,545,785	USD	12,007	—	(49)
BNP Paribas	6/4/24	MXN	571,550	USD	33,376	—	(198)
Toronto-Dominion Bank	5/3/24	MXN	310,000	USD	18,117	—	(30)
HSBC Bank plc	5/3/24	MYR	914,610	USD	191,540	—	(131)
BNP Paribas	5/3/24	MYR	810,151	USD	169,780	—	(231)
Standard Chartered Bank	5/3/24	MYR	767,233	USD	160,846	—	(279)
Deutsche Bank AG	5/3/24	MYR	767,233	USD	160,660	—	(94)
BNP Paribas	5/3/24	MYR	767,233	USD	160,415	152	—
BNP Paribas	5/3/24	NOK	1,693,393	USD	152,914	—	(461)
Societe Generale SA	5/6/24	PEN	126,097	USD	33,694	—	(201)
Wells Fargo Bank N.A.	5/6/24	PEN	99,000	USD	26,368	—	(73)
State Street Bank & Trust Co.	5/6/24	PEN	85,000	USD	22,813	—	(236)
111

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Citibank, N.A.	5/6/24	PEN	85,000	USD	22,715	—	(138)
BNP Paribas	5/6/24	PLN	846,455	USD	210,140	—	(1,482)
Toronto-Dominion Bank	5/6/24	PLN	838,033	USD	208,054	—	(1,473)
Standard Chartered Bank	5/6/24	PLN	130,816	USD	32,330	—	(83)
HSBC Bank plc	5/7/24	RON	922,050	USD	198,922	—	(1,217)
Standard Chartered Bank	5/7/24	RON	44,729	USD	9,611	—	(20)
Toronto-Dominion Bank	5/3/24	SEK	4,256,594	USD	388,518	—	(2,222)
Deutsche Bank AG	5/3/24	SEK	3,230,768	USD	296,021	—	(2,822)
Bank of America, N.A.	5/3/24	SEK	373,400	USD	34,085	—	(198)
Wells Fargo Bank N.A.	5/3/24	SGD	645,456	USD	474,042	—	(1,134)
Toronto-Dominion Bank	5/3/24	SGD	16,000	USD	11,732	—	(10)
Standard Chartered Bank	5/3/24	THB	10,063,108	USD	271,170	429	—
BNP Paribas	5/3/24	THB	5,031,554	USD	136,560	—	(761)
JPMorgan Chase Bank, N.A.	5/3/24	THB	5,031,554	USD	136,025	—	(225)
UBS AG	5/3/24	THB	5,031,554	USD	135,878	—	(78)
State Street Bank & Trust Co.	6/5/24	THB	355,126	USD	9,577	33	—
Commonwealth Bank of Australia	6/4/24	USD	1,839,855	AUD	2,830,506	4,272	—
Commonwealth Bank of Australia	5/2/24	USD	1,436,337	AUD	2,199,800	11,221	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	1,282,890	AUD	1,973,671	2,965	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	1,203,915	AUD	1,843,836	9,406	—
UBS AG	5/2/24	USD	362,364	AUD	554,973	2,831	—
BNP Paribas	5/2/24	USD	122,462	AUD	187,568	948	—
State Street Bank & Trust Co.	6/4/24	USD	84,499	AUD	130,000	194	—
State Street Bank & Trust Co.	5/2/24	USD	78,287	AUD	120,000	546	—
Citibank, N.A.	5/2/24	USD	18,126	AUD	28,000	—	(14)
Toronto-Dominion Bank	5/2/24	USD	2,992,578	CAD	4,047,933	52,060	—
Toronto-Dominion Bank	6/3/24	USD	2,771,379	CAD	3,805,610	5,449	—
Royal Bank of Canada	5/2/24	USD	1,116,092	CAD	1,510,949	18,501	—
Bank of Montreal	5/2/24	USD	996,204	CAD	1,350,000	15,531	—
The Bank of New York Mellon Corp.	6/3/24	USD	873,339	CAD	1,199,386	1,620	—
Canadian Imperial Bank of Commerce	6/3/24	USD	772,285	CAD	1,060,000	1,873	—
Bank of Montreal	6/3/24	USD	645,648	CAD	886,591	1,270	—
Royal Bank of Canada	6/3/24	USD	429,519	CAD	589,808	845	—
The Bank of New York Mellon Corp.	5/2/24	USD	332,643	CAD	450,000	5,752	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	149,107	CAD	202,187	2,233	—
State Street Bank & Trust Co.	6/3/24	USD	127,068	CAD	174,569	191	—
112

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
State Street Bank & Trust Co.	5/2/24	USD	48,037	CAD	65,000	819	—
UBS AG	5/2/24	USD	18,089	CAD	25,000	—	(72)
Toronto-Dominion Bank	6/4/24	USD	564,913	CHF	515,478	1,945	—
State Street Bank & Trust Co.	5/3/24	USD	445,050	CHF	400,217	9,532	—
Barclays Bank plc	5/3/24	USD	434,351	CHF	391,217	8,627	—
State Street Bank & Trust Co.	6/4/24	USD	389,232	CHF	354,482	2,092	—
BNP Paribas	6/4/24	USD	126,565	CHF	115,661	246	—
Toronto-Dominion Bank	5/3/24	USD	113,508	CHF	101,898	2,623	—
BNP Paribas	5/3/24	USD	106,308	CHF	95,434	2,456	—
UBS AG	6/4/24	USD	96,419	CHF	88,114	188	—
UBS AG	5/3/24	USD	89,793	CHF	80,608	2,075	—
Wells Fargo Bank N.A.	5/6/24	USD	68,258	CLP	67,050,000	—	(1,574)
Deutsche Bank AG	6/5/24	USD	33,223	CLP	31,514,000	411	—
Wells Fargo Bank N.A.	6/5/24	USD	33,034	CLP	31,514,000	222	—
State Street Bank & Trust Co.	5/6/24	USD	25,924	CLP	25,500,000	—	(634)
State Street Bank & Trust Co.	6/5/24	USD	22,390	CLP	21,256,000	259	—
Standard Chartered Bank	5/7/24	USD	654,182	CNY	4,708,725	—	(8,271)
Standard Chartered Bank	6/4/24	USD	631,706	CNY	4,559,924	—	(9,315)
HSBC Bank plc	5/7/24	USD	402,576	CNY	2,891,275	—	(4,188)
HSBC Bank plc	6/4/24	USD	236,610	CNY	1,708,260	—	(3,532)
State Street Bank & Trust Co.	6/4/24	USD	210,379	CNY	1,520,076	—	(3,308)
State Street Bank & Trust Co.	5/6/24	USD	57,253	COP	223,196,232	421	—
Citibank, N.A.	5/6/24	USD	55,864	COP	216,000,000	864	—
State Street Bank & Trust Co.	6/6/24	USD	42,249	COP	168,000,000	—	(331)
Citibank, N.A.	6/6/24	USD	39,680	COP	155,000,000	396	—
Toronto-Dominion Bank	6/6/24	USD	33,811	COP	132,000,000	356	—
Societe Generale SA	5/6/24	USD	33,709	COP	130,000,000	608	—
Wells Fargo Bank N.A.	5/6/24	USD	33,682	COP	130,000,000	581	—
State Street Bank & Trust Co.	6/6/24	USD	22,241	COP	87,196,232	141	—
Wells Fargo Bank N.A.	6/4/24	USD	199,883	CZK	4,683,201	1,167	—
UBS AG	6/4/24	USD	199,245	CZK	4,683,201	529	—
Wells Fargo Bank N.A.	5/3/24	USD	139,855	CZK	3,280,911	654	—
Deutsche Bank AG	5/3/24	USD	139,522	CZK	3,280,911	321	—
UBS AG	5/3/24	USD	119,948	CZK	2,812,210	633	—
Standard Chartered Bank	6/4/24	USD	28,536	CZK	671,841	28	—
Standard Chartered Bank	5/3/24	USD	28,363	CZK	664,210	182	—
BNP Paribas	5/2/24	USD	219,768	DKK	1,517,066	2,665	—
113

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Deutsche Bank AG	6/4/24	USD	218,705	DKK	1,517,065	1,244	—
UBS AG	6/4/24	USD	218,173	DKK	1,517,065	712	—
Bank of America, N.A.	5/2/24	USD	110,332	DKK	758,533	1,781	—
Deutsche Bank AG	5/2/24	USD	110,331	DKK	758,533	1,780	—
State Street Bank & Trust Co.	5/3/24	USD	14,904,884	EUR	13,782,214	194,783	—
State Street Bank & Trust Co.	6/4/24	USD	13,773,094	EUR	12,856,358	33,408	—
BNP Paribas	6/4/24	USD	8,555,519	EUR	7,978,808	28,506	—
Societe Generale SA	5/3/24	USD	6,967,347	EUR	6,430,000	104,446	—
Toronto-Dominion Bank	5/3/24	USD	6,275,585	EUR	5,803,557	81,304	—
Toronto-Dominion Bank	6/4/24	USD	5,526,186	EUR	5,159,818	11,848	—
Societe Generale SA	6/4/24	USD	5,193,716	EUR	4,840,000	21,173	—
BNP Paribas	5/3/24	USD	4,908,166	EUR	4,531,442	71,645	—
Morgan Stanley Capital Services Inc.	5/3/24	USD	3,989,487	EUR	3,680,000	61,729	—
HSBC Bank plc	5/3/24	USD	3,491,024	EUR	3,220,000	54,239	—
Deutsche Bank AG	5/3/24	USD	2,993,817	EUR	2,760,000	48,000	—
UBS AG	6/4/24	USD	2,900,075	EUR	2,704,756	9,481	—
Morgan Stanley Capital Services Inc.	6/4/24	USD	2,834,056	EUR	2,640,000	12,668	—
Canadian Imperial Bank of Commerce	6/4/24	USD	2,833,434	EUR	2,640,000	12,044	—
Citibank, N.A.	6/4/24	USD	2,361,186	EUR	2,200,000	10,031	—
HSBC Bank plc	6/4/24	USD	2,095,108	EUR	1,955,471	5,280	—
Bank of America, N.A.	6/4/24	USD	2,069,853	EUR	1,929,982	7,266	—
The Bank of New York Mellon Corp.	5/3/24	USD	1,548,075	EUR	1,428,500	23,402	—
UBS AG	5/3/24	USD	1,475,364	EUR	1,359,184	24,672	—
Wells Fargo Bank N.A.	6/4/24	USD	1,417,728	EUR	1,320,000	7,034	—
The Bank of New York Mellon Corp.	6/4/24	USD	1,416,805	EUR	1,320,000	6,111	—
Royal Bank of Canada	5/3/24	USD	1,021,892	EUR	944,120	14,209	—
Standard Chartered Bank	5/3/24	USD	997,839	EUR	922,286	13,460	—
Bank of America, N.A.	5/3/24	USD	709,813	EUR	656,102	9,539	—
Royal Bank of Canada	6/4/24	USD	512,410	EUR	478,615	911	—
Bank of Montreal	5/3/24	USD	499,845	EUR	460,000	8,875	—
Barclays Bank plc	5/3/24	USD	498,557	EUR	460,000	7,587	—
Commonwealth Bank of Australia	5/3/24	USD	497,170	EUR	460,000	6,201	—
Deutsche Bank AG	6/4/24	USD	473,516	EUR	440,000	3,284	—
Commonwealth Bank of Australia	6/4/24	USD	471,929	EUR	440,000	1,697	—
Bank of Montreal	6/4/24	USD	471,228	EUR	440,000	997	—
Standard Chartered Bank	6/4/24	USD	306,781	EUR	286,000	1,130	—
Wells Fargo Bank N.A.	5/3/24	USD	89,376	EUR	84,000	—	(280)
Wells Fargo Bank N.A.	5/3/24	USD	27,121	EUR	25,000	438	—
114

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Toronto-Dominion Bank	6/4/24	USD	3,087,467	GBP	2,465,311	6,372	—
Toronto-Dominion Bank	5/2/24	USD	2,482,285	GBP	1,964,684	27,291	—
HSBC Bank plc	5/2/24	USD	2,291,340	GBP	1,813,554	25,192	—
UBS AG	5/2/24	USD	1,949,791	GBP	1,543,224	21,438	—
HSBC Bank plc	6/4/24	USD	1,813,274	GBP	1,447,881	3,742	—
UBS AG	6/4/24	USD	1,382,260	GBP	1,103,721	2,853	—
Barclays Bank plc	6/4/24	USD	570,726	GBP	455,403	1,572	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	106,129	GBP	84,000	1,166	—
State Street Bank & Trust Co.	5/2/24	USD	101,020	GBP	80,000	1,055	—
Bank of America, N.A.	5/2/24	USD	12,631	GBP	10,000	135	—
Bank of Montreal	5/2/24	USD	12,601	GBP	10,000	105	—
HSBC Bank plc	6/4/24	USD	32,824	HKD	256,500	—	(2)
Royal Bank of Canada	5/3/24	USD	32,818	HKD	256,500	26	—
Societe Generale SA	5/3/24	USD	145,856	HUF	53,617,764	—	(303)
BNP Paribas	6/4/24	USD	71,634	HUF	26,157,771	449	—
UBS AG	6/4/24	USD	71,479	HUF	26,157,771	294	—
Standard Chartered Bank	6/4/24	USD	41,102	HUF	15,052,222	139	—
Standard Chartered Bank	5/3/24	USD	37,608	HUF	13,750,000	126	—
Deutsche Bank AG	5/3/24	USD	581,880	IDR	9,212,422,260	15,352	—
Standard Chartered Bank	5/3/24	USD	400,276	IDR	6,341,870,744	10,272	—
Deutsche Bank AG	6/4/24	USD	383,660	IDR	6,221,717,200	1,412	—
Standard Chartered Bank	6/4/24	USD	383,256	IDR	6,221,717,200	1,008	—
Deutsche Bank AG	6/4/24	USD	190,972	IDR	3,110,858,600	—	(152)
Standard Chartered Bank	6/4/24	USD	3,056	IDR	49,751,000	—	—
BNP Paribas	5/2/24	USD	274,419	ILS	1,009,570	4,577	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	187,012	ILS	698,522	30	—
BNP Paribas	6/4/24	USD	92,189	ILS	344,048	94	—
State Street Bank & Trust Co.	5/2/24	USD	8,913	ILS	33,000	92	—
HSBC Bank plc	6/4/24	USD	5,360	ILS	20,000	6	—
Toronto-Dominion Bank	5/2/24	USD	2,949,372	JPY	444,115,234	132,602	—
HSBC Bank plc	6/4/24	USD	2,200,934	JPY	343,442,000	11,511	—
UBS AG	5/2/24	USD	1,875,670	JPY	282,498,581	83,943	—
BNP Paribas	6/4/24	USD	1,768,138	JPY	276,888,000	2,994	—
Toronto-Dominion Bank	6/4/24	USD	1,478,838	JPY	231,335,724	4,086	—
UBS AG	6/4/24	USD	1,474,564	JPY	230,668,724	4,065	—
Wells Fargo Bank N.A.	6/4/24	USD	1,352,167	JPY	211,752,367	2,259	—
BNP Paribas	5/2/24	USD	1,377,443	JPY	207,464,671	61,614	—
The Bank of New York Mellon Corp.	5/2/24	USD	1,310,978	JPY	197,413,032	58,900	—
Wells Fargo Bank N.A.	5/2/24	USD	1,310,352	JPY	197,232,000	59,421	—
Deutsche Bank AG	6/4/24	USD	886,688	JPY	138,444,000	4,116	—
115

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Barclays Bank plc	6/4/24	USD	885,166	JPY	138,444,000	2,594	—
Standard Chartered Bank	5/2/24	USD	837,457	JPY	126,167,442	37,249	—
Royal Bank of Canada	6/4/24	USD	702,490	JPY	110,000,000	1,246	—
Standard Chartered Bank	6/4/24	USD	702,490	JPY	110,000,000	1,246	—
Royal Bank of Canada	5/2/24	USD	507,885	JPY	76,530,233	22,498	—
The Bank of New York Mellon Corp.	6/4/24	USD	442,230	JPY	69,222,000	944	—
State Street Bank & Trust Co.	5/2/24	USD	446,584	JPY	67,313,000	19,656	—
Deutsche Bank AG	5/2/24	USD	437,281	JPY	65,832,808	19,741	—
Commonwealth Bank of Australia	5/2/24	USD	436,400	JPY	65,655,000	19,988	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	50,242	JPY	7,867,169	89	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	1,537,974	KRW	2,099,228,207	20,753	—
State Street Bank & Trust Co.	5/3/24	USD	1,552,336	KRW	2,073,600,965	53,635	—
State Street Bank & Trust Co.	6/4/24	USD	1,267,368	KRW	1,735,034,855	13,463	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	1,008,458	KRW	1,388,027,884	5,334	—
HSBC Bank plc	5/3/24	USD	563,438	KRW	754,118,422	18,397	—
BNP Paribas	6/4/24	USD	252,424	KRW	347,006,971	1,643	—
BNP Paribas	5/3/24	USD	251,819	KRW	347,006,971	1,019	—
Deutsche Bank AG	5/3/24	USD	61,971	KRW	85,395,781	251	—
Deutsche Bank AG	6/4/24	USD	54,761	KRW	75,576,161	144	—
Standard Chartered Bank	5/3/24	USD	12,252	KRW	16,545,785	293	—
State Street Bank & Trust Co.	5/3/24	USD	770,460	MXN	12,868,186	19,642	—
State Street Bank & Trust Co.	6/4/24	USD	751,440	MXN	12,868,186	4,438	—
Toronto-Dominion Bank	6/4/24	USD	18,025	MXN	310,000	30	—
BNP Paribas	5/3/24	USD	401,646	MYR	1,897,432	4,552	—
BNP Paribas	6/5/24	USD	321,844	MYR	1,534,466	960	—
Standard Chartered Bank	5/3/24	USD	241,715	MYR	1,137,394	3,682	—
HSBC Bank plc	6/5/24	USD	191,957	MYR	914,610	696	—
Standard Chartered Bank	6/5/24	USD	161,194	MYR	767,233	752	—
Deutsche Bank AG	6/5/24	USD	161,008	MYR	767,233	566	—
HSBC Bank plc	5/3/24	USD	160,811	MYR	758,754	2,019	—
Deutsche Bank AG	5/3/24	USD	18,140	MYR	85,506	245	—
BNP Paribas	5/3/24	USD	156,212	NOK	1,693,393	3,759	—
BNP Paribas	6/4/24	USD	153,041	NOK	1,693,393	463	—
JPMorgan Chase Bank, N.A.	6/5/24	USD	183,651	NZD	310,359	773	—
Commonwealth Bank of Australia	6/5/24	USD	183,651	NZD	310,359	772	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	181,161	NZD	302,859	2,701	—
Commonwealth Bank of Australia	5/2/24	USD	181,161	NZD	302,859	2,701	—
116

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Bank of America, N.A.	5/2/24	USD	8,943	NZD	15,000	104	—
Wells Fargo Bank N.A.	5/6/24	USD	46,066	PEN	172,000	381	—
Citibank, N.A.	5/6/24	USD	34,964	PEN	130,000	435	—
State Street Bank & Trust Co.	5/6/24	USD	34,880	PEN	130,000	350	—
Societe Generale SA	6/5/24	USD	33,681	PEN	126,097	200	—
Wells Fargo Bank N.A.	6/5/24	USD	26,358	PEN	99,000	72	—
Deutsche Bank AG	5/6/24	USD	24,214	PEN	90,097	284	—
State Street Bank & Trust Co.	6/5/24	USD	22,804	PEN	85,000	235	—
Citibank, N.A.	6/5/24	USD	22,706	PEN	85,000	137	—
Barclays Bank plc	5/6/24	USD	313,922	PLN	1,256,103	4,283	—
BNP Paribas	6/4/24	USD	210,068	PLN	846,455	1,482	—
Toronto-Dominion Bank	6/4/24	USD	207,983	PLN	838,033	1,472	—
UBS AG	5/6/24	USD	104,527	PLN	418,701	1,315	—
Standard Chartered Bank	6/4/24	USD	32,318	PLN	130,816	82	—
Standard Chartered Bank	5/6/24	USD	29,707	PLN	118,500	496	—
State Street Bank & Trust Co.	5/6/24	USD	5,530	PLN	22,000	107	—
HSBC Bank plc	6/4/24	USD	198,831	RON	922,050	1,199	—
Barclays Bank plc	5/7/24	USD	104,884	RON	483,390	1,237	—
BNP Paribas	5/7/24	USD	104,690	RON	483,390	1,043	—
Standard Chartered Bank	6/4/24	USD	9,607	RON	44,729	19	—
Toronto-Dominion Bank	5/3/24	USD	599,106	SEK	6,398,381	18,440	—
Toronto-Dominion Bank	6/4/24	USD	389,074	SEK	4,256,594	2,222	—
Deutsche Bank AG	6/4/24	USD	296,444	SEK	3,230,768	2,823	—
UBS AG	5/3/24	USD	129,659	SEK	1,384,381	4,023	—
Bank of America, N.A.	6/4/24	USD	34,134	SEK	373,400	198	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	7,303	SEK	78,000	225	—
Wells Fargo Bank N.A.	6/4/24	USD	474,753	SGD	645,456	1,131	—
Wells Fargo Bank N.A.	5/3/24	USD	457,063	SGD	616,456	5,403	—
State Street Bank & Trust Co.	5/3/24	USD	21,482	SGD	29,000	234	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	403,665	THB	14,649,265	8,288	—
Standard Chartered Bank	6/5/24	USD	271,591	THB	10,063,108	—	(728)
Standard Chartered Bank	5/3/24	USD	268,723	THB	9,766,584	5,127	—
BNP Paribas	6/5/24	USD	136,783	THB	5,031,554	623	—
JPMorgan Chase Bank, N.A.	6/5/24	USD	136,288	THB	5,031,554	128	—
UBS AG	6/5/24	USD	136,135	THB	5,031,554	—	(25)
117

Total International Bond Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
HSBC Bank plc	6/5/24	USD	22,558	THB	834,586	—	(27)
BNP Paribas	5/3/24	USD	20,409	THB	741,924	385	—
						2,006,640	(231,039)
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,007,740,000 and cash of $288,234,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
118

Total International Bond Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $101,477,474)	87,402,772
Affiliated Issuers (Cost $699,908)	699,936
Total Investments in Securities	88,102,708
Investment in Vanguard	2,666
Cash	89
Foreign Currency, at Value (Cost $941,449)	823,135
Receivables for Investment Securities Sold	215,859
Receivables for Accrued Income	781,734
Receivables for Capital Shares Issued	48,170
Variation Margin Receivable—Futures Contracts	491
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	1,886
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	2,006,640
Other Assets	18,855
Total Assets	92,002,233
Liabilities
Payables for Investment Securities Purchased	2,160,405
Payables for Capital Shares Redeemed	13,975
Payables for Distributions	3,421
Payables to Vanguard	2,957
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	231,039
Total Liabilities	2,411,797
Net Assets	89,590,436
At April 30, 2024, net assets consisted of:

Paid-in Capital	100,156,889
Total Distributable Earnings (Loss)	(10,566,453)
Net Assets	89,590,436

Investor Shares—Net Assets
Applicable to 2,141,545 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,713
Net Asset Value Per Share—Investor Shares	$9.67

ETF Shares—Net Assets
Applicable to 1,107,102,802 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,534,432
Net Asset Value Per Share—ETF Shares	$48.36

Admiral Shares—Net Assets
Applicable to 1,207,667,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,345,943
Net Asset Value Per Share—Admiral Shares	$19.33

Institutional Shares—Net Assets
Applicable to 437,429,780 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,689,348
Net Asset Value Per Share—Institutional Shares	$29.01
See accompanying Notes, which are an integral part of the Financial Statements.
119

Total International Bond Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1,2]	999,662
Total Income	999,662
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,677
Management and Administrative— Investor Shares	11
Management and Administrative— ETF Shares	14,238
Management and Administrative— Admiral Shares	11,165
Management and Administrative— Institutional Shares	3,480
Marketing and Distribution— Investor Shares	1
Marketing and Distribution— ETF Shares	920
Marketing and Distribution— Admiral Shares	522
Marketing and Distribution— Institutional Shares	224
Custodian Fees	1,562
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	917
Shareholders’ Reports—Admiral Shares	199
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	32
Other Expenses	20
Total Expenses	35,978
Expenses Paid Indirectly	(25)
Net Expenses	35,953
Net Investment Income	963,709
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,288,203)
Futures Contracts	(7,934)
Forward Currency Contracts	185,950
Foreign Currencies	(583,592)
Realized Net Gain (Loss)	(1,693,779)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,122,451
Futures Contracts	(331)
Forward Currency Contracts	1,089,863
Foreign Currencies	(54,423)
Change in Unrealized Appreciation (Depreciation)	5,157,560
Net Increase (Decrease) in Net Assets Resulting from Operations	4,427,490
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,330,000, $20,000, $14,000, and $17,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $3,914,000.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	963,709	1,494,828
Realized Net Gain (Loss)	(1,693,779)	(6,350,328)
Change in Unrealized Appreciation (Depreciation)	5,157,560	6,111,923
Net Increase (Decrease) in Net Assets Resulting from Operations	4,427,490	1,256,423
Distributions
Investor Shares	(797)	(852)
ETF Shares	(1,951,879)	(976,387)
Admiral Shares	(861,728)	(487,597)
Institutional Shares	(443,914)	(243,911)
Total Distributions	(3,258,318)	(1,708,747)
Capital Share Transactions
Investor Shares	(1,526)	(37,846)
ETF Shares	2,343,036	6,049,919
Admiral Shares	(63,334)	(754,114)
Institutional Shares	952,938	652,286
Net Increase (Decrease) from Capital Share Transactions	3,231,114	5,910,245
Total Increase (Decrease)	4,400,286	5,457,921
Net Assets
Beginning of Period	85,190,150	79,732,229
End of Period	89,590,436	85,190,150

See accompanying Notes, which are an integral part of the Financial Statements.
120

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.53	$9.58	$11.32	$11.66	$11.68	$10.90
Investment Operations
Net Investment Income[1]	.103	.160	.086	.092	.109	.121
Net Realized and Unrealized Gain (Loss) on Investments	.394	(.013)	(1.417)	(.320)	.240	.988
Total from Investment Operations	.497	.147	(1.331)	(.228)	.349	1.109
Distributions
Dividends from Net Investment Income	(.357)	(.197)	(.336)	(.094)	(.369)	(.329)
Distributions from Realized Capital Gains	—	—	(.073)	(.018)	—	—
Total Distributions	(.357)	(.197)	(.409)	(.112)	(.369)	(.329)
Net Asset Value, End of Period	$9.67	$9.53	$9.58	$11.32	$11.66	$11.68
Total Return[2]	5.17%	1.52%	-12.16%	-1.97%	3.09%	10.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21	$22	$59	$30,174	$32,054	$30,053
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.11%	1.65%	0.79%	0.80%	0.95%	1.07%
Portfolio Turnover Rate	14%	29%	27%[4]	25%[4]	31%[4]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.66	$47.84	$56.56	$58.27	$58.34	$54.47
Investment Operations
Net Investment Income[1]	.528	.868	.510	.492	.572	.630
Net Realized and Unrealized Gain (Loss) on Investments	1.963	(.065)	(7.150)	(1.603)	1.232	4.913
Total from Investment Operations	2.491	.803	(6.640)	(1.111)	1.804	5.543
Distributions
Dividends from Net Investment Income	(1.791)	(.983)	(1.713)	(.510)	(1.874)	(1.673)
Distributions from Realized Capital Gains	—	—	(.367)	(.089)	—	—
Total Distributions	(1.791)	(.983)	(2.080)	(.599)	(1.874)	(1.673)
Net Asset Value, End of Period	$48.36	$47.66	$47.84	$56.56	$58.27	$58.34
Total Return	5.19%	1.67%	-12.16%	-1.92%	3.20%	10.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,534	$50,508	$44,751	$45,348	$33,941	$23,911
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.79%	0.99%	0.86%	0.99%	1.12%
Portfolio Turnover Rate	14%	29%	27%[3]	25%[3]	31%[3]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
121

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.05	$19.14	$22.64	$23.32	$23.35	$21.79
Investment Operations
Net Investment Income[1]	.208	.338	.195	.191	.223	.246
Net Realized and Unrealized Gain (Loss) on Investments	.787	(.030)	(2.864)	(.644)	.489	1.976
Total from Investment Operations	.995	.308	(2.669)	(.453)	.712	2.222
Distributions
Dividends from Net Investment Income	(.715)	(.398)	(.684)	(.191)	(.742)	(.662)
Distributions from Realized Capital Gains	—	—	(.147)	(.036)	—	—
Total Distributions	(.715)	(.398)	(.831)	(.227)	(.742)	(.662)
Net Asset Value, End of Period	$19.33	$19.05	$19.14	$22.64	$23.32	$23.35
Total Return[2]	5.18%	1.60%	-12.20%	-1.96%	3.15%	10.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,346	$23,079	$23,933	$29,241	$50,818	$51,889
Ratio of Total Expenses to Average Net Assets	0.11%[3]	0.11%[3]	0.11%[3]	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.13%	1.74%	0.94%	0.83%	0.97%	1.09%
Portfolio Turnover Rate	14%	29%	27%[4]	25%[4]	31%[4]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
122

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$28.59	$28.72	$33.97	$34.99	$35.03	$32.70
Investment Operations
Net Investment Income[1]	.317	.520	.305	.310	.348	.382
Net Realized and Unrealized Gain (Loss) on Investments	1.182	(.041)	(4.297)	(.977)	.739	2.954
Total from Investment Operations	1.499	.479	(3.992)	(.667)	1.087	3.336
Distributions
Dividends from Net Investment Income	(1.079)	(.609)	(1.038)	(.299)	(1.127)	(1.006)
Distributions from Realized Capital Gains	—	—	(.220)	(.054)	—	—
Total Distributions	(1.079)	(.609)	(1.258)	(.353)	(1.127)	(1.006)
Net Asset Value, End of Period	$29.01	$28.59	$28.72	$33.97	$34.99	$35.03
Total Return	5.20%	1.66%	-12.17%	-1.92%	3.21%	10.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,689	$11,581	$10,989	$12,538	$40,548	$34,596
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.17%	1.79%	0.98%	0.89%	1.01%	1.13%
Portfolio Turnover Rate	14%	29%	27%[3]	25%[3]	31%[3]	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
123

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Since inception, the fund has not issued any Institutional Select Shares and in March 2024, the board of trustees approved the closure of the Share Class effective March 21, 2024.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather
124

Total International Bond Index Fund
than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 160% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	19,023	(7,496)	11,527	—	8,653	2,874
Bank of Montreal	26,778	(1,114)	25,664	—	14,709	10,955
Barclays Bank plc	25,900	—	25,900	—	13,862	12,038
BNP Paribas	192,275	(37,410)	154,865	—	131,522	23,343
Canadian Imperial Bank of Commerce	13,917	(12,082)	1,835	—	—	1,835
Citibank, N.A.	11,863	(10,690)	1,173	—	948	225
Commonwealth Bank of Australia	46,852	(1,705)	45,147	—	15,949	29,198
Deutsche Bank AG	100,138	(10,045)	90,093	—	73,858	16,235
HSBC Bank plc	127,038	(17,078)	109,960	—	91,091	18,869
JPMorgan Chase Bank, N.A.	54,091	(6,405)	47,686	—	19,794	27,892
125

Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Morgan Stanley Capital Services Inc.	74,397	(12,697)	61,700	—	48,321	13,379
Royal Bank of Canada	58,236	(921)	57,315	—	39,914	17,401
Societe Generale SA	126,427	(21,745)	104,682	—	78,523	26,159
Standard Chartered Bank	87,357	(21,024)	66,333	—	64,590	1,743
State Street Bank & Trust Co.	359,704	(20,870)	338,834	—	223,644	115,190
The Bank of New York Mellon Corp.	96,729	(6,127)	90,602	—	72,246	18,356
Toronto-Dominion Bank	348,100	(18,088)	330,012	—	234,803	95,209
UBS AG	159,052	(14,024)	145,028	—	110,016	35,012
Wells Fargo Bank N.A.	78,763	(11,518)	67,245	—	53,531	13,714
Centrally Cleared Non-Deliverable Forward Currency Contracts	1,886	—	1,886	10,333	—	—
Exchange-Traded Futures Contracts	491	—	491	4,483	—	—
Total	2,009,017	(231,039)	1,777,978	14,816	1,295,974	479,627
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may
126

Total International Bond Index Fund
be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,666,000, representing less than 0.01% of the fund’s net assets and 1.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $25,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
127

Total International Bond Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	929	—	929
Asset-Backed/Commercial Mortgage-Backed Securities	—	370	—	370
Corporate Bonds	—	19,080,278	—	19,080,278
Sovereign Bonds	—	68,321,195	—	68,321,195
Temporary Cash Investments	699,936	—	—	699,936
Total	699,936	87,402,772	—	88,102,708
Derivative Financial Instruments
Assets
Forward Currency Contracts	2,224[1]	2,006,640	—	2,008,864
Liabilities
Futures Contracts[1]	2,598	—	—	2,598
Forward Currency Contracts	2,182[1]	231,039	—	233,221
Total	4,780	231,039	—	235,819
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts[1]	—	2,008,864	2,008,864
Total Assets	—	2,008,864	2,008,864

Unrealized Depreciation—Futures Contracts[1]	2,598	—	2,598
Unrealized Depreciation—Forward Currency Contracts[1]	—	233,221	233,221
Total Liabilities	2,598	233,221	235,819
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(7,934)	—	(7,934)
Forward Currency Contracts	—	185,950	185,950
Realized Net Gain (Loss) on Derivatives	(7,934)	185,950	178,016
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(331)	—	(331)
Forward Currency Contracts	—	1,089,863	1,089,863
Change in Unrealized Appreciation (Depreciation) on Derivatives	(331)	1,089,863	1,089,532
128

Total International Bond Index Fund
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	94,895,161
Gross Unrealized Appreciation	9,924,364
Gross Unrealized Depreciation	(14,943,772)
Net Unrealized Appreciation (Depreciation)	(5,019,408)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $3,137,802,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $13,125,798,000 of investment securities and sold $12,643,801,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,171	324	5,568	574
Issued in Lieu of Cash Distributions	797	81	852	88
Redeemed	(5,494)	(561)	(44,266)	(4,541)
Net Increase (Decrease)—Investor Shares	(1,526)	(156)	(37,846)	(3,879)
ETF Shares
Issued	4,070,696	82,737	6,270,974	129,089
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,727,660)	(35,500)	(221,055)	(4,650)
Net Increase (Decrease)—ETF Shares	2,343,036	47,237	6,049,919	124,439
Admiral Shares
Issued	1,728,047	88,110	3,062,830	157,919
Issued in Lieu of Cash Distributions	797,722	40,483	453,877	23,477
Redeemed	(2,589,103)	(132,232)	(4,270,821)	(220,552)
Net Increase (Decrease)—Admiral Shares	(63,334)	(3,639)	(754,114)	(39,156)
Institutional Shares
Issued	1,201,348	40,810	4,043,982	138,630
Issued in Lieu of Cash Distributions	435,429	14,729	237,695	8,193
Redeemed	(683,839)	(23,154)	(3,629,391)	(124,405)
Net Increase (Decrease)—Institutional Shares	952,938	32,385	652,286	22,418
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
129

Total International Bond Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
130

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
131

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
132

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q12312 062024

Semiannual Report   |   April 30, 2024
Vanguard Total International Bond II Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	137
Liquidity Risk Management	138

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,051.90	$0.66
Institutional Shares	1,000.00	1,051.60	0.36
Based on Hypothetical 5% Yearly Return
Total International Bond II Index Fund
Investor Shares	$1,000.00	$1,024.22	$0.65
Institutional Shares	1,000.00	1,024.52	0.35
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Total International Bond II Index Fund
Fund Allocation
As of April 30, 2024
Japan	12.7%
France	12.3
Germany	11.3
Italy	7.9
Canada	6.9
United Kingdom	6.8
Spain	5.6
Supranational	4.6
Australia	3.4
United States	3.1
South Korea	2.9
Netherlands	2.8
Belgium	2.3
Switzerland	1.6
Austria	1.4
China	1.2
Sweden	1.2
Indonesia	1.1
Other	10.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Bond II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority (Cost $1,229)	5.625%	6/7/32	GBP	684	888
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United Kingdom (0.0%)
[1]	Canary Wharf Finance II plc (Cost $526)	5.952%	10/22/37	GBP	338	422
Corporate Bonds (20.9%)
Australia (0.5%)
	AGI Finance Pty Ltd.	2.119%	6/24/27	AUD	2,500	1,460
	AGI Finance Pty Ltd.	6.109%	6/28/30	AUD	1,650	1,081
	Amcor UK Finance plc	1.125%	6/23/27	EUR	2,457	2,410
	APA Infrastructure Ltd.	2.000%	3/22/27	EUR	4,091	4,139
	APA Infrastructure Ltd.	0.750%	3/15/29	EUR	4,400	4,039
	APA Infrastructure Ltd.	2.000%	7/15/30	EUR	5,000	4,766
	APA Infrastructure Ltd.	3.125%	7/18/31	GBP	1,000	1,047
	APA Infrastructure Ltd.	1.250%	3/15/33	EUR	5,092	4,275
	APA Infrastructure Ltd.	2.500%	3/15/36	GBP	4,924	4,291
	Aurizon Network Pty Ltd.	3.125%	6/1/26	EUR	8,081	8,484
	Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	1,590	1,644
	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	AUD	990	581
	AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,231	2,240
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	390	244
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	1,390	851
	AusNet Services Holdings Pty Ltd.	2.600%	7/31/29	AUD	14,200	7,852
	AusNet Services Holdings Pty Ltd.	1.625%	3/11/81	EUR	200	197
	Australia & New Zealand Banking Group Ltd.	3.652%	1/20/26	EUR	2,500	2,665
	Australia & New Zealand Banking Group Ltd.	5.350%	11/4/27	AUD	5,864	3,835
	Australia & New Zealand Banking Group Ltd.	4.950%	9/11/28	AUD	32,336	20,829
	Australia & New Zealand Banking Group Ltd.	4.950%	2/5/29	AUD	10,630	6,842
	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	EUR	4,400	4,343
	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	AUD	10,280	6,689
	Australia & New Zealand Banking Group Ltd.	1.500%	9/1/32	JPY	300,000	1,906
	Australian Energy Market Operator Ltd.	5.354%	12/6/28	AUD	2,840	1,847
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	7,847	8,274
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	2,801	2,618
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	6,455	6,489
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	7,316	7,717
	Brisbane Airport Corp Pty Ltd.	4.500%	12/30/30	AUD	3,000	1,805
	CIMIC Finance Ltd.	1.500%	5/28/29	EUR	3,200	2,909
	Coles Group Treasury Pty Ltd.	2.650%	11/6/29	AUD	890	497
	Coles Group Treasury Pty Ltd.	2.100%	8/27/30	AUD	640	335
	Commonwealth Bank of Australia	0.500%	7/27/26	EUR	13,235	13,199
	Commonwealth Bank of Australia	3.000%	9/4/26	GBP	3,324	3,947
	Commonwealth Bank of Australia	3.768%	8/31/27	EUR	3,500	3,766
	Commonwealth Bank of Australia	5.000%	1/13/28	AUD	5,000	3,233
	Commonwealth Bank of Australia	0.750%	2/28/28	EUR	7,000	6,757
	Commonwealth Bank of Australia	4.900%	8/17/28	AUD	21,760	14,010
	Commonwealth Bank of Australia	0.875%	2/19/29	EUR	4,913	4,656
	Commonwealth Bank of Australia	0.125%	10/15/29	EUR	29,280	26,241
	Commonwealth Bank of Australia	1.940%	6/26/30	CHF	10,000	11,178
	Commonwealth Bank of Australia	6.860%	11/9/32	AUD	15,000	10,038
	Commonwealth Bank of Australia	6.704%	3/15/38	AUD	6,980	4,639
	CPIF Finance Pty Ltd.	2.485%	10/28/30	AUD	3,800	1,958
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	1,430	911
	DEXUS Finance Pty Ltd.	3.000%	2/3/32	AUD	2,780	1,406
	ElectraNet Pty Ltd.	2.474%	12/15/28	AUD	1,400	785
	GAIF Bond Issuer Pty Ltd.	2.584%	11/18/27	AUD	2,200	1,295

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/28	AUD	2,260	1,234
Glencore Capital Finance DAC	1.125%	3/10/28	EUR	7,930	7,613
Glencore Capital Finance DAC	1.250%	3/1/33	EUR	3,771	3,141
Glencore Finance Europe Ltd.	3.125%	3/26/26	GBP	1,476	1,760
Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	100	106
Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	4,100	4,124
GTA Finance Co. Pty Ltd.	2.200%	8/26/27	AUD	1,190	683
Lendlease Finance Ltd.	3.400%	10/27/27	AUD	2,070	1,212
Lendlease Finance Ltd.	3.700%	3/31/31	AUD	1,020	528
Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	2,480	1,573
Lonsdale Finance Pty Ltd.	2.100%	10/15/27	AUD	510	295
Macquarie Group Ltd.	0.350%	3/3/28	EUR	9,684	9,129
Macquarie Group Ltd.	0.943%	1/19/29	EUR	5,000	4,685
Macquarie Group Ltd.	4.080%	5/31/29	GBP	4,300	5,050
Macquarie Group Ltd.	2.723%	8/21/29	CAD	1,605	1,045
Macquarie Group Ltd.	0.950%	5/21/31	EUR	4,786	4,237
National Australia Bank Ltd.	0.300%	10/31/25	CHF	4,855	5,192
National Australia Bank Ltd.	3.000%	9/4/26	GBP	100	119
National Australia Bank Ltd.	0.875%	2/19/27	EUR	5,913	5,861
National Australia Bank Ltd.	2.900%	2/25/27	AUD	10,454	6,395
National Australia Bank Ltd.	4.950%	11/25/27	AUD	35,000	22,596
National Australia Bank Ltd.	4.400%	5/12/28	AUD	10,000	6,319
National Australia Bank Ltd.	2.125%	5/24/28	EUR	5,000	5,056
National Australia Bank Ltd.	1.375%	8/30/28	EUR	2,500	2,431
National Australia Bank Ltd.	0.010%	1/6/29	EUR	28,000	25,556
National Australia Bank Ltd.	3.515%	6/12/30	CAD	4,102	2,908
National Australia Bank Ltd.	1.699%	9/15/31	GBP	4,036	4,517
NBN Co. Ltd.	1.000%	12/3/25	AUD	1,000	607
NBN Co. Ltd.	2.150%	6/2/28	AUD	350	201
NBN Co. Ltd.	4.125%	3/15/29	EUR	4,500	4,912
NBN Co. Ltd.	2.200%	12/16/30	AUD	8,520	4,494
NBN Co. Ltd.	4.375%	3/15/33	EUR	4,185	4,661
Network Finance Co. Pty Ltd.	2.579%	10/3/28	AUD	2,250	1,282
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	AUD	760	427
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	AUD	2,500	1,321
Optus Finance Pty Ltd.	1.600%	7/1/25	AUD	200	124
Optus Finance Pty Ltd.	2.600%	11/24/28	AUD	500	286
Optus Finance Pty Ltd.	2.500%	7/1/30	AUD	10,200	5,476
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	2,501	2,302
Pacific National Finance Pty Ltd.	3.700%	9/24/29	AUD	5,000	2,771
Qantas Airways Ltd.	3.150%	9/27/28	AUD	12,290	7,108
Qantas Airways Ltd.	2.950%	11/27/29	AUD	5,260	2,890
Qantas Airways Ltd.	5.250%	9/9/30	AUD	6,470	3,986
Scentre Group Trust 1	3.875%	7/16/26	GBP	2,259	2,706
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	4,461	4,427
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	3,042	2,901
SGSP Australia Assets Pty Ltd.	1.843%	9/15/28	AUD	2,000	1,103
Stockland Trust	1.625%	4/27/26	EUR	5,615	5,655
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	600	373
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/33	EUR	11,000	12,047
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	1,110	699
Telstra Group Ltd.	1.125%	4/14/26	EUR	7,935	8,060
Telstra Group Ltd.	1.375%	3/26/29	EUR	2,737	2,645
Telstra Group Ltd.	1.000%	4/23/30	EUR	2,457	2,267
Telstra Group Ltd.	5.250%	9/6/31	AUD	5,000	3,198
Telstra Group Ltd.	5.650%	3/6/34	AUD	5,000	3,201
Toyota Finance Australia Ltd.	2.280%	10/21/27	EUR	7,369	7,534
Transurban Finance Co. Pty Ltd.	4.555%	11/14/28	CAD	787	555
Transurban Finance Co. Pty Ltd.	3.000%	4/8/30	EUR	12,461	12,713
Transurban Finance Co. Pty Ltd.	4.225%	4/26/33	EUR	4,000	4,359
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/31	AUD	740	400
University of Technology Sydney	3.750%	7/20/27	AUD	80	50
Vicinity Centres Trust	3.375%	4/7/26	GBP	669	800
Vicinity Centres Trust	1.125%	11/7/29	EUR	2,188	1,984
Wesfarmers Ltd.	1.941%	6/23/28	AUD	500	285
Wesfarmers Ltd.	0.954%	10/21/33	EUR	13,264	11,078
WestConnex Finance Co Pty Ltd.	6.150%	10/9/30	AUD	7,000	4,626

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	AUD	1,140	623
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,500	955
	Westpac Banking Corp.	1.079%	4/5/27	EUR	10,079	10,025
	Westpac Banking Corp.	0.875%	4/17/27	EUR	100	99
	Westpac Banking Corp.	1.125%	9/5/27	EUR	5,410	5,325
	Westpac Banking Corp.	4.800%	2/16/28	AUD	12,000	7,704
	Westpac Banking Corp.	1.450%	7/17/28	EUR	382	374
	Westpac Banking Corp.	5.000%	9/19/28	AUD	25,900	16,717
	Westpac Banking Corp.	0.010%	9/22/28	EUR	22,080	20,297
	Westpac Banking Corp.	3.799%	1/17/30	EUR	10,000	10,811
	Westpac Banking Corp.	0.766%	5/13/31	EUR	3,000	2,957
	Westpac Banking Corp.	1.375%	5/17/32	EUR	4,913	4,498
	Westpac Banking Corp.	6.491%	6/23/33	AUD	5,900	3,904
	Woolworths Group Ltd.	1.850%	11/15/27	AUD	12,020	6,974
	Woolworths Group Ltd.	0.375%	11/15/28	EUR	18,700	17,059
	Woolworths Group Ltd.	2.800%	5/20/30	AUD	5,660	3,137
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	1,270	806
						619,364
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/28	EUR	39,200	38,050
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/30	EUR	10,000	9,768
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/41	EUR	12,000	7,809
	Borealis AG	1.750%	12/10/25	EUR	75	77
	CA Immobilien Anlagen AG	1.000%	10/27/25	EUR	1,700	1,676
	Erste Group Bank AG	1.500%	4/7/26	EUR	5,000	5,119
	Erste Group Bank AG	0.625%	4/17/26	EUR	7,400	7,452
	Erste Group Bank AG	0.750%	1/17/28	EUR	8,000	7,747
	Erste Group Bank AG	0.010%	9/11/29	EUR	17,500	15,631
	Erste Group Bank AG	0.250%	9/14/29	EUR	800	713
	Erste Group Bank AG	4.250%	5/30/30	EUR	5,000	5,430
	Erste Group Bank AG	2.500%	9/19/30	EUR	10,300	10,457
	Erste Group Bank AG	0.250%	1/27/31	EUR	2,500	2,133
	Erste Group Bank AG	0.875%	11/15/32	EUR	8,000	7,530
	Erste Group Bank AG	0.875%	5/15/34	EUR	7,400	6,228
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	0.500%	9/4/25	EUR	2,500	2,556
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/29	EUR	20,800	20,371
	Hypo Vorarlberg Bank AG	3.250%	2/19/27	EUR	5,000	5,283
[2]	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	4,876	5,215
[2]	OeBB-Infrastruktur AG	3.500%	10/19/26	EUR	878	940
[2]	OeBB-Infrastruktur AG	2.250%	5/28/29	EUR	1,464	1,496
[2]	OeBB-Infrastruktur AG	3.375%	5/18/32	EUR	3,413	3,701
[2]	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	14,038	14,792
	OMV AG	1.000%	12/14/26	EUR	1,683	1,686
	OMV AG	3.500%	9/27/27	EUR	1,500	1,599
	OMV AG	2.000%	4/9/28	EUR	3,500	3,543
	OMV AG	1.875%	12/4/28	EUR	1,073	1,068
	OMV AG	2.375%	4/9/32	EUR	7,317	7,232
	OMV AG	2.875%	Perpetual	EUR	4,700	4,541
	OMV AG	6.250%	Perpetual	EUR	1,610	1,764
	Raiffeisen Bank International AG	4.125%	9/8/25	EUR	1,300	1,384
	Raiffeisen Bank International AG	0.375%	9/25/26	EUR	3,200	3,124
	Raiffeisen Bank International AG	0.050%	9/1/27	EUR	1,500	1,394
	Raiffeisen Bank International AG	5.750%	1/27/28	EUR	5,000	5,594
	Raiffeisen Bank International AG	6.000%	9/15/28	EUR	2,500	2,747
	Raiffeisen Bank International AG	2.875%	6/18/32	EUR	4,500	4,285
	Raiffeisen Bank International AG	7.375%	12/20/32	EUR	3,700	4,053
	Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen	0.500%	9/17/25	EUR	2,500	2,555
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	8/28/26	EUR	2,500	2,490
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/27	EUR	20,500	20,440
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	1,500	1,453
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/28	EUR	17,000	18,042
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	6,100	5,775
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/32	EUR	12,500	12,354
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/27	EUR	8,000	8,551
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	100	102
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	2,500	2,248
	UniCredit Bank Austria AG	3.000%	7/31/26	EUR	11,500	12,108

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UniCredit Bank Austria AG	0.250%	6/4/27	EUR	5,000	4,836
UniCredit Bank Austria AG	2.375%	9/20/27	EUR	2,400	2,472
UNIQA Insurance Group AG	6.000%	7/27/46	EUR	900	983
					318,597
Belgium (0.4%)
AG Insurance SA	3.500%	6/30/47	EUR	1,300	1,338
Ageas SA	3.250%	7/2/49	EUR	5,200	5,146
Ageas SA	1.875%	11/24/51	EUR	3,000	2,592
Aliaxis Finance SA	0.875%	11/8/28	EUR	5,000	4,592
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	6,153	3,936
Anheuser-Busch InBev SA NV	4.000%	9/24/25	GBP	5,455	6,699
Anheuser-Busch InBev SA NV	2.700%	3/31/26	EUR	4,770	5,013
Anheuser-Busch InBev SA NV	1.150%	1/22/27	EUR	16,589	16,637
Anheuser-Busch InBev SA NV	1.125%	7/1/27	EUR	8,362	8,310
Anheuser-Busch InBev SA NV	2.125%	12/2/27	EUR	13,940	14,282
Anheuser-Busch InBev SA NV	2.000%	3/17/28	EUR	11,008	11,199
Anheuser-Busch InBev SA NV	1.500%	4/18/30	EUR	439	421
Anheuser-Busch InBev SA NV	1.650%	3/28/31	EUR	16,142	15,304
Anheuser-Busch InBev SA NV	2.875%	4/2/32	EUR	21,513	21,889
Anheuser-Busch InBev SA NV	3.250%	1/24/33	EUR	2,501	2,610
Anheuser-Busch InBev SA NV	2.000%	1/23/35	EUR	3,459	3,182
Anheuser-Busch InBev SA NV	2.750%	3/17/36	EUR	24,255	23,576
Anheuser-Busch InBev SA NV	2.850%	5/25/37	GBP	1,300	1,272
Anheuser-Busch InBev SA NV	3.700%	4/2/40	EUR	11,198	11,709
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/27	AUD	1,210	757
Argenta Spaarbank NV	1.000%	10/13/26	EUR	6,900	7,034
Argenta Spaarbank NV	1.000%	1/29/27	EUR	3,000	2,924
Argenta Spaarbank NV	5.375%	11/29/27	EUR	3,000	3,283
Argenta Spaarbank NV	3.375%	6/22/28	EUR	5,000	5,321
Belfius Bank SA	0.375%	9/2/25	EUR	5,000	5,096
Belfius Bank SA	0.010%	10/15/25	EUR	3,000	3,025
Belfius Bank SA	0.375%	2/13/26	EUR	3,000	3,016
Belfius Bank SA	3.125%	5/11/26	EUR	5,800	6,049
Belfius Bank SA	0.125%	9/14/26	EUR	5,000	4,933
Belfius Bank SA	0.125%	2/8/28	EUR	8,700	8,165
Belfius Bank SA	5.250%	4/19/33	EUR	5,000	5,435
BNP Paribas Fortis SA	0.625%	10/4/25	EUR	200	204
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	5,000	4,848
Cofinimmo SA	1.000%	1/24/28	EUR	2,100	1,995
Cofinimmo SA	0.875%	12/2/30	EUR	1,800	1,519
Crelan SA	6.000%	2/28/30	EUR	11,700	13,289
Crelan SA	5.250%	1/23/32	EUR	5,000	5,542
Elia Group SA	1.500%	9/5/28	EUR	1,300	1,269
Elia Transmission Belgium SA	1.375%	1/14/26	EUR	7,100	7,283
Elia Transmission Belgium SA	3.250%	4/4/28	EUR	100	105
Elia Transmission Belgium SA	3.000%	4/7/29	EUR	100	103
Elia Transmission Belgium SA	0.875%	4/28/30	EUR	21,700	19,688
Elia Transmission Belgium SA	3.625%	1/18/33	EUR	7,700	8,160
Elia Transmission Belgium SA	3.750%	1/16/36	EUR	6,000	6,343
Euroclear Bank SA	0.125%	7/7/25	EUR	13,040	13,331
Euroclear Bank SA	3.625%	10/13/27	EUR	5,000	5,339
Euroclear Investments SA	1.125%	12/7/26	EUR	3,000	3,015
Euroclear Investments SA	1.500%	4/11/30	EUR	2,000	1,923
Euroclear Investments SA	2.625%	4/11/48	EUR	3,000	2,978
FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	2,900	2,949
FLUVIUS System Operator CVBA	0.250%	6/14/28	EUR	3,900	3,636
FLUVIUS System Operator CVBA	2.875%	5/7/29	EUR	4,300	4,402
FLUVIUS System Operator CVBA	0.250%	12/2/30	EUR	3,300	2,846
FLUVIUS System Operator CVBA	0.625%	11/24/31	EUR	8,500	7,216
FLUVIUS System Operator CVBA	4.000%	7/6/32	EUR	2,000	2,161
FLUVIUS System Operator CVBA	3.875%	5/9/33	EUR	5,000	5,340
Groupe Bruxelles Lambert NV	1.875%	6/19/25	EUR	2,000	2,091
ING Belgium SA	0.625%	5/30/25	EUR	11,300	11,668
ING Belgium SA	1.500%	5/19/29	EUR	15,800	15,481
ING Belgium SA	0.010%	2/20/30	EUR	15,000	13,296
KBC Bank NV	0.000%	12/3/25	EUR	29,000	29,297
KBC Bank NV	0.750%	10/24/27	EUR	3,700	3,614

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	KBC Group NV	4.500%	6/6/26	EUR	5,000	5,362
	KBC Group NV	0.125%	9/10/26	EUR	8,000	8,114
	KBC Group NV	0.750%	1/21/28	EUR	14,600	14,385
	KBC Group NV	5.500%	9/20/28	GBP	3,000	3,736
	KBC Group NV	0.125%	1/14/29	EUR	17,000	15,828
	KBC Group NV	4.375%	4/19/30	EUR	15,000	16,282
	KBC Group NV	0.625%	12/7/31	EUR	1,000	972
	KBC Group NV	4.875%	4/25/33	EUR	4,000	4,304
	KBC Group NV	4.750%	4/17/35	EUR	4,500	4,810
	Syensqo SA	2.750%	12/2/27	EUR	5,700	5,902
	VGP NV	1.625%	1/17/27	EUR	100	98
	VGP NV	1.500%	4/8/29	EUR	3,100	2,769
	VGP NV	2.250%	1/17/30	EUR	1,100	978
						499,216
Canada (1.7%)
[3]	407 International Inc.	1.800%	5/22/25	CAD	1,323	930
	407 International Inc.	2.430%	5/4/27	CAD	1,054	720
	407 International Inc.	3.140%	3/6/30	CAD	2,681	1,809
[3]	407 International Inc.	2.590%	5/25/32	CAD	1,471	915
	407 International Inc.	3.430%	6/1/33	CAD	2,000	1,302
	407 International Inc.	5.960%	12/3/35	CAD	3,100	2,432
	407 International Inc.	5.750%	2/14/36	CAD	2,578	1,932
	407 International Inc.	4.450%	11/15/41	CAD	2,450	1,646
	407 International Inc.	4.190%	4/25/42	CAD	2,695	1,754
	407 International Inc.	3.650%	9/8/44	CAD	4,898	2,924
	407 International Inc.	3.300%	3/27/45	CAD	500	280
	407 International Inc.	3.830%	5/11/46	CAD	4,898	2,970
	407 International Inc.	3.600%	5/21/47	CAD	3,368	1,966
	407 International Inc.	3.720%	5/11/48	CAD	2,109	1,251
	407 International Inc.	3.670%	3/8/49	CAD	981	575
	407 International Inc.	2.840%	3/7/50	CAD	2,008	1,000
	407 International Inc.	3.980%	9/11/52	CAD	1,600	979
	407 International Inc.	4.860%	7/31/53	CAD	3,000	2,115
	407 International Inc.	4.890%	4/4/54	CAD	1,000	711
	55 Ontario School Board Trust	5.900%	6/2/33	CAD	2,520	1,983
	Aeroports de Montreal	5.170%	9/17/35	CAD	1,777	1,294
	Aeroports de Montreal	5.670%	10/16/37	CAD	1,054	806
	Aeroports de Montreal	5.472%	4/16/40	CAD	1,300	984
	Aeroports de Montreal	3.030%	4/21/50	CAD	4,078	2,117
	Aeroports de Montreal	3.441%	4/26/51	CAD	2,000	1,117
	AIMCo Realty Investors LP	3.367%	6/1/27	CAD	924	643
	AIMCo Realty Investors LP	3.043%	6/1/28	CAD	981	665
	AIMCo Realty Investors LP	2.712%	6/1/29	CAD	5,486	3,598
	Alberta Powerline LP	4.065%	12/1/53	CAD	3,955	2,408
	Alberta Powerline LP	4.065%	3/1/54	CAD	799	484
	Alectra Inc.	2.488%	5/17/27	CAD	5,415	3,695
	Alectra Inc.	1.751%	2/11/31	CAD	4,600	2,775
	Alectra Inc.	3.958%	7/30/42	CAD	900	569
	Alectra Inc.	3.458%	4/12/49	CAD	1,193	675
	Alectra Inc.	5.225%	11/14/52	CAD	900	673
	Algonquin Power Co.	4.090%	2/17/27	CAD	1,200	843
	Algonquin Power Co.	4.600%	1/29/29	CAD	1,111	783
	Algonquin Power Co.	2.850%	7/15/31	CAD	1,804	1,116
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	4,016	2,867
	Alimentation Couche-Tard Inc.	4.603%	1/25/29	CAD	5,000	3,582
	Alimentation Couche-Tard Inc.	5.592%	9/25/30	CAD	3,000	2,243
	Allied Properties REIT	1.726%	2/12/26	CAD	2,504	1,675
	Allied Properties REIT	3.113%	4/8/27	CAD	2,450	1,612
	Allied Properties REIT	3.394%	8/15/29	CAD	733	453
	Allied Properties REIT	3.117%	2/21/30	CAD	2,035	1,214
	Allied Properties REIT	3.095%	2/6/32	CAD	2,004	1,110
	AltaGas Ltd.	2.157%	6/10/25	CAD	1,100	773
	AltaGas Ltd.	4.638%	5/15/26	CAD	1,600	1,152
	AltaGas Ltd.	3.980%	10/4/27	CAD	1,475	1,037
	AltaGas Ltd.	2.075%	5/30/28	CAD	2,180	1,420
	AltaGas Ltd.	2.477%	11/30/30	CAD	1,000	619
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,215	739

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AltaGas Ltd.	4.990%	10/4/47	CAD	1,007	650
AltaLink LP	4.692%	11/28/32	CAD	700	504
AltaLink LP	4.872%	11/15/40	CAD	2,501	1,778
AltaLink LP	4.462%	11/8/41	CAD	1,177	796
AltaLink LP	3.990%	6/30/42	CAD	2,334	1,481
AltaLink LP	4.922%	9/17/43	CAD	1,471	1,050
AltaLink LP	4.054%	11/21/44	CAD	1,089	691
AltaLink LP	4.090%	6/30/45	CAD	1,537	978
AltaLink LP	3.717%	12/3/46	CAD	2,232	1,334
AltaLink LP	4.446%	7/11/53	CAD	700	464
AltaLink LP	5.463%	10/11/55	CAD	2,000	1,554
ARC Resources Ltd.	2.354%	3/10/26	CAD	2,400	1,658
ARC Resources Ltd.	3.465%	3/10/31	CAD	2,147	1,397
Atco Ltd.	5.500%	11/1/78	CAD	501	351
Athabasca Indigenous Midstream LP	6.069%	2/5/42	CAD	409	299
Bank of Montreal	4.609%	9/10/25	CAD	2,450	1,773
Bank of Montreal	1.758%	3/10/26	CAD	4,015	2,759
Bank of Montreal	1.000%	4/5/26	EUR	13,440	13,674
Bank of Montreal	1.551%	5/28/26	CAD	4,813	3,272
Bank of Montreal	3.375%	7/4/26	EUR	8,000	8,499
Bank of Montreal	1.000%	9/9/26	GBP	1,700	1,931
Bank of Montreal	2.700%	12/9/26	CAD	4,898	3,384
Bank of Montreal	3.650%	4/1/27	CAD	7,764	5,443
Bank of Montreal	4.309%	6/1/27	CAD	8,767	6,251
Bank of Montreal	4.709%	12/7/27	CAD	11,100	8,006
Bank of Montreal	3.190%	3/1/28	CAD	9,461	6,560
Bank of Montreal	5.039%	5/29/28	CAD	9,100	6,639
Bank of Montreal	4.537%	12/18/28	CAD	10,000	7,150
Bank of Montreal	0.050%	6/8/29	EUR	14,819	13,361
Bank of Montreal	2.077%	6/17/30	CAD	5,616	3,935
Bank of Montreal	1.928%	7/22/31	CAD	4,087	2,764
Bank of Montreal	6.534%	10/27/32	CAD	2,700	2,039
Bank of Montreal	6.034%	9/7/33	CAD	5,000	3,733
Bank of Nova Scotia	5.500%	5/8/26	CAD	5,000	3,663
Bank of Nova Scotia	0.125%	9/4/26	EUR	4,062	3,982
Bank of Nova Scotia	1.850%	11/2/26	CAD	15,694	10,581
Bank of Nova Scotia	2.620%	12/2/26	CAD	7,346	5,067
Bank of Nova Scotia	0.010%	1/14/27	EUR	4,913	4,774
Bank of Nova Scotia	2.950%	3/8/27	CAD	19,703	13,558
Bank of Nova Scotia	1.400%	11/1/27	CAD	7,771	5,050
Bank of Nova Scotia	0.010%	12/15/27	EUR	35,597	33,631
Bank of Nova Scotia	3.250%	1/18/28	EUR	48,000	50,875
Bank of Nova Scotia	3.100%	2/2/28	CAD	3,223	2,230
Bank of Nova Scotia	4.680%	2/1/29	CAD	10,000	7,187
Bank of Nova Scotia	3.934%	5/3/32	CAD	7,070	4,938
Bank of Nova Scotia	5.679%	8/2/33	CAD	4,100	3,025
BCI QuadReal Realty	1.747%	7/24/30	CAD	3,686	2,230
bcIMC Realty Corp.	2.840%	6/3/25	CAD	3,428	2,432
bcIMC Realty Corp.	3.000%	3/31/27	CAD	3,574	2,468
Bell Telephone Co. of Canada or Bell Canada	3.550%	3/2/26	CAD	1,471	1,045
Bell Telephone Co. of Canada or Bell Canada	2.900%	8/12/26	CAD	1,471	1,021
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/27	CAD	14,000	9,754
Bell Telephone Co. of Canada or Bell Canada	2.200%	5/29/28	CAD	2,600	1,710
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/28	CAD	3,771	2,621
Bell Telephone Co. of Canada or Bell Canada	5.150%	11/14/28	CAD	2,500	1,828
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/29	CAD	2,450	1,610
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/30	CAD	12,400	8,777
Bell Telephone Co. of Canada or Bell Canada	2.500%	5/14/30	CAD	5,316	3,357
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/31	CAD	5,300	3,386
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/31	CAD	2,450	2,012
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/32	CAD	6,600	4,975
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/37	CAD	400	305
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/44	CAD	3,114	2,001
Bell Telephone Co. of Canada or Bell Canada	4.350%	12/18/45	CAD	3,137	1,897
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/47	CAD	3,066	1,874
Bell Telephone Co. of Canada or Bell Canada	3.500%	9/30/50	CAD	6,543	3,345
Bell Telephone Co. of Canada or Bell Canada	4.050%	3/17/51	CAD	3,194	1,803

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bell Telephone Co. of Canada or Bell Canada	5.150%	2/9/53	CAD	1,900	1,273
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/53	CAD	1,700	1,218
Bridging North America GP	4.341%	8/31/53	CAD	1,133	666
British Columbia Ferry Services Inc.	5.021%	3/20/37	CAD	1,550	1,131
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	2,746	1,921
British Columbia Ferry Services Inc.	4.289%	4/28/44	CAD	500	331
British Columbia Ferry Services Inc.	2.794%	10/15/49	CAD	950	475
Brookfield Corp.	4.820%	1/28/26	CAD	7,215	5,221
Brookfield Corp.	3.800%	3/16/27	CAD	2,075	1,457
Brookfield Corp.	5.950%	6/14/35	CAD	2,000	1,502
Brookfield Finance II Inc.	5.431%	12/14/32	CAD	4,100	2,946
Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	2,082	1,463
Brookfield Infrastructure Finance ULC	3.410%	10/9/29	CAD	3,001	2,006
Brookfield Infrastructure Finance ULC	5.710%	7/27/30	CAD	4,700	3,496
Brookfield Infrastructure Finance ULC	2.855%	9/1/32	CAD	1,681	1,014
Brookfield Infrastructure Finance ULC	5.980%	2/14/33	CAD	1,500	1,123
Brookfield Infrastructure Finance ULC	5.439%	4/25/34	CAD	2,398	1,724
Brookfield Infrastructure Finance ULC	5.789%	4/25/52	CAD	770	562
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	2,597	1,857
Brookfield Renewable Partners ULC	3.630%	1/15/27	CAD	1,910	1,333
Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	2,695	1,793
Brookfield Renewable Partners ULC	5.292%	10/28/33	CAD	2,000	1,445
Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,910	1,136
Brookfield Renewable Partners ULC	3.330%	8/13/50	CAD	3,104	1,550
Brookfield Renewable Partners ULC	5.318%	1/10/54	CAD	3,290	2,284
Bruce Power LP	3.969%	6/23/26	CAD	2,450	1,742
Bruce Power LP	4.700%	12/21/27	CAD	2,000	1,443
Bruce Power LP	2.680%	12/21/28	CAD	2,000	1,324
Bruce Power LP	4.010%	6/21/29	CAD	1,182	826
Bruce Power LP	4.000%	6/21/30	CAD	2,459	1,698
Bruce Power LP	4.700%	6/21/31	CAD	2,000	1,425
Bruce Power LP	4.132%	6/21/33	CAD	3,855	2,589
Bruce Power LP	4.746%	6/21/49	CAD	1,795	1,196
CAE Inc.	5.541%	6/12/28	CAD	6,600	4,825
Calgary Airport Authority	3.199%	10/7/36	CAD	8,099	4,868
Calgary Airport Authority	3.341%	10/7/38	CAD	4,648	2,775
Calgary Airport Authority	3.454%	10/7/41	CAD	1,450	859
Cameco Corp.	2.950%	10/21/27	CAD	1,578	1,070
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	12,683	9,053
Canadian Imperial Bank of Commerce	1.100%	1/19/26	CAD	2,758	1,879
Canadian Imperial Bank of Commerce	1.875%	1/27/26	GBP	3,000	3,528
Canadian Imperial Bank of Commerce	1.700%	7/15/26	CAD	5,199	3,533
Canadian Imperial Bank of Commerce	5.000%	12/7/26	CAD	10,000	7,264
Canadian Imperial Bank of Commerce	2.250%	1/7/27	CAD	9,897	6,705
Canadian Imperial Bank of Commerce	4.900%	4/2/27	CAD	8,815	6,370
Canadian Imperial Bank of Commerce	4.950%	6/29/27	CAD	8,000	5,785
Canadian Imperial Bank of Commerce	5.050%	10/7/27	CAD	8,300	6,045
Canadian Imperial Bank of Commerce	5.500%	1/14/28	CAD	6,400	4,734
Canadian Imperial Bank of Commerce	1.910%	7/14/28	CHF	10,000	11,092
Canadian Imperial Bank of Commerce	0.010%	4/30/29	EUR	59,024	53,361
Canadian Imperial Bank of Commerce	2.010%	7/21/30	CAD	7,985	5,566
Canadian Imperial Bank of Commerce	1.960%	4/21/31	CAD	4,054	2,761
Canadian Imperial Bank of Commerce	4.200%	4/7/32	CAD	4,042	2,845
Canadian Imperial Bank of Commerce	5.330%	1/20/33	CAD	4,000	2,901
Canadian Imperial Bank of Commerce	5.350%	4/20/33	CAD	3,100	2,250
Canadian Imperial Bank of Commerce	5.300%	1/16/34	CAD	3,130	2,266
Canadian National Railway Co.	2.800%	9/22/25	CAD	2,446	1,724
Canadian National Railway Co.	3.200%	7/31/28	CAD	1,347	928
Canadian National Railway Co.	3.000%	2/8/29	CAD	2,000	1,356
Canadian National Railway Co.	4.150%	5/10/30	CAD	3,400	2,403
Canadian National Railway Co.	4.400%	5/10/33	CAD	1,700	1,196
Canadian National Railway Co.	3.950%	9/22/45	CAD	2,000	1,234
Canadian National Railway Co.	3.600%	8/1/47	CAD	4,892	2,828
Canadian National Railway Co.	3.600%	7/31/48	CAD	200	115
Canadian National Railway Co.	3.600%	2/8/49	CAD	1,048	602
Canadian National Railway Co.	3.050%	2/8/50	CAD	1,339	689
Canadian National Railway Co.	4.700%	5/10/53	CAD	3,800	2,589

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	3.420%	12/1/26	CAD	1,700	1,189
	Canadian Natural Resources Ltd.	2.500%	1/17/28	CAD	2,464	1,641
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	1,069	689
	Canadian Pacific Railway Co.	2.540%	2/28/28	CAD	1,535	1,035
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	4,516	3,064
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	858	707
	Canadian Pacific Railway Co.	3.050%	3/9/50	CAD	3,613	1,849
	Canadian Tire Corp. Ltd.	5.372%	9/16/30	CAD	2,000	1,464
	Canadian Tire Corp. Ltd.	6.570%	2/24/34	CAD	425	321
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	984	698
	Canadian Utilities Ltd.	4.851%	6/3/52	CAD	620	426
	Canadian Western Bank	1.926%	4/16/26	CAD	2,140	1,462
	Canadian Western Bank	5.146%	9/2/27	CAD	2,200	1,597
	Canadian Western Bank	1.818%	12/16/27	CAD	2,504	1,629
	Canadian Western Bank	5.949%	1/29/34	CAD	4,050	2,920
	Capital City Link General Partnership	4.386%	3/31/46	CAD	386	251
	Capital Power Corp.	4.986%	1/23/26	CAD	823	594
	Capital Power Corp.	5.378%	1/25/27	CAD	1,650	1,201
	Capital Power Corp.	5.816%	9/15/28	CAD	2,000	1,482
	Capital Power Corp.	4.424%	2/8/30	CAD	1,139	787
	Capital Power Corp.	3.147%	10/1/32	CAD	1,466	887
	Capital Power Corp.	5.973%	1/25/34	CAD	1,665	1,220
	CCL Industries Inc.	3.864%	4/13/28	CAD	795	548
	Cenovus Energy Inc.	3.600%	3/10/27	CAD	1,002	702
	Cenovus Energy Inc.	3.500%	2/7/28	CAD	7,290	5,026
	Central 1 Credit Union	4.648%	2/7/28	CAD	2,000	1,416
	Central 1 Credit Union	2.391%	6/30/31	CAD	2,104	1,417
	CGI Inc.	2.100%	9/18/28	CAD	6,939	4,509
	Choice Properties REIT	2.848%	5/21/27	CAD	3,409	2,327
	Choice Properties REIT	4.178%	3/8/28	CAD	2,450	1,719
	Choice Properties REIT	3.532%	6/11/29	CAD	3,477	2,342
	Choice Properties REIT	2.981%	3/4/30	CAD	2,504	1,614
	Choice Properties REIT	6.003%	6/24/32	CAD	1,600	1,202
	Choice Properties REIT	5.400%	3/1/33	CAD	2,200	1,581
	Choice Properties REIT	5.699%	2/28/34	CAD	3,350	2,444
	CI Financial Corp.	7.000%	12/2/25	CAD	1,070	787
	Clover LP	4.216%	3/31/34	CAD	363	250
	Clover LP	4.216%	6/30/34	CAD	543	373
	Cogeco Communications Inc.	2.991%	9/22/31	CAD	2,104	1,307
	Cogeco Communications Inc.	5.299%	2/16/33	CAD	1,100	783
	Concordia University	6.550%	9/2/42	CAD	1,471	1,226
	Co-operators Financial Services Ltd.	3.327%	5/13/30	CAD	2,960	1,888
[1]	Cordelio Amalco GP I	4.087%	6/30/34	CAD	1,367	914
	Cordelio Amalco GP I	4.087%	9/30/34	CAD	3,389	2,326
	Crombie REIT	3.677%	8/26/26	CAD	1,471	1,031
	Crombie REIT	3.917%	6/21/27	CAD	883	616
	Crombie REIT	2.686%	3/31/28	CAD	858	567
	Crombie REIT	3.211%	10/9/30	CAD	319	203
	Crombie REIT	3.133%	8/12/31	CAD	2,000	1,235
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	1,489	952
	CSS FSCC Partnership	6.915%	7/31/42	CAD	7	5
	CT REIT	3.527%	6/9/25	CAD	2,254	1,603
	CT REIT	3.289%	6/1/26	CAD	2,000	1,396
	CT REIT	3.469%	6/16/27	CAD	654	451
	CT REIT	3.029%	2/5/29	CAD	2,000	1,310
	CT REIT	2.371%	1/6/31	CAD	981	586
	CU Inc.	5.032%	11/20/36	CAD	1,550	1,111
	CU Inc.	4.543%	10/24/41	CAD	2,381	1,621
	CU Inc.	3.805%	9/10/42	CAD	4,199	2,587
	CU Inc.	4.722%	9/9/43	CAD	3,471	2,409
	CU Inc.	4.085%	9/2/44	CAD	3,245	2,060
	CU Inc.	3.964%	7/27/45	CAD	1,471	914
	CU Inc.	3.763%	11/19/46	CAD	1,535	920
	CU Inc.	3.548%	11/22/47	CAD	1,333	767
	CU Inc.	3.950%	11/23/48	CAD	2,177	1,334
	CU Inc.	2.963%	9/7/49	CAD	2,204	1,127
	CU Inc.	3.174%	9/5/51	CAD	1,677	881

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CU Inc.	4.773%	9/14/52	CAD	1,000	694
	CU Inc.	3.857%	11/14/52	CAD	400	238
	CU Inc.	5.088%	9/20/53	CAD	1,400	1,019
	CU Inc.	4.211%	10/29/55	CAD	7,346	4,619
	CU Inc.	4.593%	10/24/61	CAD	218	145
	Dollarama Inc.	1.871%	7/8/26	CAD	2,504	1,704
	Dollarama Inc.	1.505%	9/20/27	CAD	981	641
	Dollarama Inc.	5.533%	9/26/28	CAD	3,000	2,239
	Dollarama Inc.	2.443%	7/9/29	CAD	2,356	1,525
	Dollarama Inc.	5.165%	4/26/30	CAD	1,300	954
	Dream Industrial REIT	1.662%	12/22/25	CAD	4,504	3,088
	Dream Industrial REIT	2.057%	6/17/27	CAD	2,305	1,520
	Dream Industrial REIT	5.383%	3/22/28	CAD	300	218
	Dream Summit Industrial LP	2.150%	9/17/25	CAD	637	443
	Dream Summit Industrial LP	1.820%	4/1/26	CAD	529	361
	Dream Summit Industrial LP	2.250%	1/12/27	CAD	1,000	667
	Dream Summit Industrial LP	2.440%	7/14/28	CAD	2,504	1,625
	E-L Financial Corp. Ltd.	4.000%	6/22/50	CAD	1,000	588
	Emera Inc.	4.838%	5/2/30	CAD	2,000	1,417
	Empire Life Insurance Co.	2.024%	9/24/31	CAD	1,500	1,001
	Enbridge Gas Inc.	3.310%	9/11/25	CAD	1,588	1,126
	Enbridge Gas Inc.	2.810%	6/1/26	CAD	1,153	802
	Enbridge Gas Inc.	2.500%	8/5/26	CAD	984	679
	Enbridge Gas Inc.	2.880%	11/22/27	CAD	1,700	1,161
	Enbridge Gas Inc.	5.460%	10/6/28	CAD	3,000	2,245
	Enbridge Gas Inc.	2.370%	8/9/29	CAD	1,500	975
	Enbridge Gas Inc.	2.900%	4/1/30	CAD	2,450	1,615
	Enbridge Gas Inc.	2.350%	9/15/31	CAD	2,100	1,296
	Enbridge Gas Inc.	4.150%	8/17/32	CAD	1,300	898
[3]	Enbridge Gas Inc.	5.210%	2/25/36	CAD	1,600	1,162
	Enbridge Gas Inc.	5.460%	9/11/36	CAD	1,550	1,165
	Enbridge Gas Inc.	6.050%	9/2/38	CAD	1,350	1,067
	Enbridge Gas Inc.	5.200%	7/23/40	CAD	700	510
	Enbridge Gas Inc.	4.880%	6/21/41	CAD	1,691	1,190
	Enbridge Gas Inc.	4.500%	11/23/43	CAD	200	134
	Enbridge Gas Inc.	4.200%	6/2/44	CAD	2,947	1,887
	Enbridge Gas Inc.	4.000%	8/22/44	CAD	984	612
	Enbridge Gas Inc.	3.800%	6/1/46	CAD	1,471	879
	Enbridge Gas Inc.	3.590%	11/22/47	CAD	1,183	678
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	2,305	1,303
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	1,671	851
	Enbridge Gas Inc.	3.650%	4/1/50	CAD	2,628	1,505
	Enbridge Gas Inc.	4.950%	11/22/50	CAD	1,323	934
	Enbridge Gas Inc.	3.200%	9/15/51	CAD	2,329	1,213
	Enbridge Gas Inc.	4.550%	8/17/52	CAD	2,200	1,461
	Enbridge Gas Inc.	5.670%	10/6/53	CAD	1,000	782
	Enbridge Inc.	2.440%	6/2/25	CAD	2,504	1,767
	Enbridge Inc.	3.200%	6/8/27	CAD	7,088	4,898
	Enbridge Inc.	5.700%	11/9/27	CAD	2,000	1,486
	Enbridge Inc.	4.900%	5/26/28	CAD	1,300	943
	Enbridge Inc.	2.990%	10/3/29	CAD	6,419	4,232
	Enbridge Inc.	6.100%	11/9/32	CAD	3,700	2,825
	Enbridge Inc.	5.360%	5/26/33	CAD	1,600	1,164
	Enbridge Inc.	3.100%	9/21/33	CAD	9,010	5,463
	Enbridge Inc.	4.240%	8/27/42	CAD	2,638	1,583
	Enbridge Inc.	4.570%	3/11/44	CAD	3,299	2,054
	Enbridge Inc.	4.870%	11/21/44	CAD	2,058	1,331
	Enbridge Inc.	4.100%	9/21/51	CAD	1,603	896
	Enbridge Inc.	6.510%	11/9/52	CAD	2,000	1,594
	Enbridge Inc.	5.760%	5/26/53	CAD	2,700	1,950
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	2,571	1,824
	Enbridge Pipelines Inc.	3.000%	8/10/26	CAD	1,700	1,183
	Enbridge Pipelines Inc.	3.520%	2/22/29	CAD	6,381	4,358
	Enbridge Pipelines Inc.	2.820%	5/12/31	CAD	2,207	1,394
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	992	621
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	2,744	1,704
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	2,452	1,424

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	2,621	1,554
Enbridge Pipelines Inc.	4.200%	5/12/51	CAD	1,849	1,063
Enbridge Pipelines Inc.	5.820%	8/17/53	CAD	1,970	1,446
Energir Inc.	2.100%	4/16/27	CAD	963	646
Energir Inc.	3.530%	5/16/47	CAD	1,227	707
Energir LP	3.040%	2/9/32	CAD	2,684	1,716
Energir LP	4.830%	6/2/53	CAD	1,600	1,124
ENMAX Corp.	3.836%	6/5/28	CAD	1,054	726
ENMAX Corp.	3.876%	10/18/29	CAD	2,557	1,728
EPCOR Utilities Inc.	2.411%	6/30/31	CAD	1,500	936
EPCOR Utilities Inc.	6.650%	4/15/38	CAD	1,300	1,089
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	1,463	997
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	3,429	1,978
EPCOR Utilities Inc.	3.949%	11/26/48	CAD	1,035	635
EPCOR Utilities Inc.	3.106%	7/8/49	CAD	528	278
EPCOR Utilities Inc.	2.899%	5/19/50	CAD	1,924	966
EPCOR Utilities Inc.	3.287%	6/28/51	CAD	953	514
EPCOR Utilities Inc.	4.725%	9/2/52	CAD	2,400	1,662
EPCOR Utilities, Inc.	5.326%	10/3/53	CAD	2,000	1,512
Equitable Bank	1.876%	11/26/25	CAD	981	674
Equitable Bank	3.362%	3/2/26	CAD	1,000	700
Fair Hydro Trust	3.357%	5/15/35	CAD	3,516	2,305
Fair Hydro Trust	3.520%	5/15/38	CAD	3,800	2,405
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	2,450	1,757
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	3,208	2,260
Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	1,355	941
Fairfax Financial Holdings Ltd.	3.950%	3/3/31	CAD	4,183	2,791
Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	1,051	748
Federation des Caisses Desjardins du Quebec	0.010%	9/24/25	EUR	20,587	20,904
Federation des Caisses Desjardins du Quebec	5.200%	10/1/25	CAD	2,500	1,815
Federation des Caisses Desjardins du Quebec	1.093%	1/21/26	CAD	3,475	2,366
Federation des Caisses Desjardins du Quebec	1.587%	9/10/26	CAD	2,000	1,350
Federation des Caisses Desjardins du Quebec	4.407%	5/19/27	CAD	4,700	3,360
Federation des Caisses Desjardins du Quebec	5.475%	8/16/28	CAD	2,300	1,709
Federation des Caisses Desjardins du Quebec	5.467%	11/17/28	CAD	10,000	7,412
Federation des Caisses Desjardins du Quebec	2.856%	5/26/30	CAD	4,495	3,179
Federation des Caisses Desjardins du Quebec	1.992%	5/28/31	CAD	3,559	2,419
Federation des Caisses Desjardins du Quebec	5.035%	8/23/32	CAD	4,300	3,083
Finning International Inc.	4.445%	5/16/28	CAD	1,900	1,355
Finning International Inc.	5.077%	6/13/42	CAD	600	401
First Capital REIT	4.323%	7/31/25	CAD	4,898	3,505
First Capital REIT	3.604%	5/6/26	CAD	1,700	1,189
First Capital REIT	3.456%	1/22/27	CAD	2,000	1,375
First Capital REIT	3.753%	7/12/27	CAD	1,422	983
First National Financial Corp.	2.961%	11/17/25	CAD	491	341
Fortis Inc.	2.180%	5/15/28	CAD	1,407	930
Fortis Inc.	4.431%	5/31/29	CAD	4,500	3,210
Fortis Inc.	5.677%	11/8/33	CAD	2,500	1,885
FortisAlberta Inc.	6.220%	10/31/34	CAD	18	14
FortisAlberta Inc.	4.850%	9/11/43	CAD	300	211
FortisAlberta Inc.	3.672%	9/9/47	CAD	2,052	1,205
FortisAlberta Inc.	3.734%	9/18/48	CAD	900	532
FortisAlberta Inc.	2.632%	6/8/51	CAD	652	306
FortisAlberta Inc.	4.862%	5/26/53	CAD	700	492
FortisBC Energy Inc.	6.500%	5/1/34	CAD	4,898	3,984
FortisBC Energy Inc.	5.900%	2/26/35	CAD	1,600	1,229
FortisBC Energy Inc.	6.050%	2/15/38	CAD	4,898	3,870
FortisBC Energy Inc.	2.820%	8/9/49	CAD	700	347
FortisBC Energy Inc.	2.540%	7/13/50	CAD	800	371
FortisBC Energy Inc.	4.670%	11/28/52	CAD	400	273
FortisBC Inc.	4.000%	10/28/44	CAD	1,029	630
Gibson Energy Inc.	2.450%	7/14/25	CAD	883	620
Gibson Energy Inc.	2.850%	7/14/27	CAD	1,311	892
Gibson Energy Inc.	3.600%	9/17/29	CAD	2,047	1,384
Gibson Energy Inc.	5.750%	7/12/33	CAD	1,400	1,036
Gibson Energy Inc.	6.200%	7/12/53	CAD	1,400	1,060
Granite REIT Holdings LP	3.062%	6/4/27	CAD	1,051	717

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Granite REIT Holdings LP	2.194%	8/30/28	CAD	2,504	1,608
	Granite REIT Holdings LP	2.378%	12/18/30	CAD	2,172	1,313
	Greater Toronto Airports Authority	1.540%	5/3/28	CAD	3,144	2,042
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	5,291	3,545
	Greater Toronto Airports Authority	3.260%	6/1/37	CAD	4,424	2,687
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	4,546	2,516
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,519	1,893
[3]	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	2,450	1,684
	Greater Toronto Airports Authority	3.150%	10/5/51	CAD	1,500	800
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	100	102
	Great-West Lifeco Inc.	2.379%	5/14/30	CAD	3,896	2,506
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	975	781
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	3,388	2,664
	Great-West Lifeco Inc.	2.981%	7/8/50	CAD	2,365	1,193
	H&R REIT	2.906%	6/2/26	CAD	2,450	1,683
	H&R REIT	2.633%	2/19/27	CAD	1,452	976
	Halifax International Airport Authority	5.503%	7/19/41	CAD	52	38
	Honda Canada Finance Inc.	3.444%	5/23/25	CAD	2,111	1,507
	Honda Canada Finance Inc.	1.337%	3/17/26	CAD	1,815	1,235
	Honda Canada Finance Inc.	1.711%	9/28/26	CAD	1,706	1,151
	Honda Canada Finance Inc.	4.873%	9/23/27	CAD	2,300	1,669
	Honda Canada Finance Inc.	1.646%	2/25/28	CAD	2,047	1,329
	Honda Canada Finance Inc.	5.730%	9/28/28	CAD	11,000	8,253
	Hospital for Sick Children	5.217%	12/16/49	CAD	850	637
	Hospital for Sick Children	3.416%	12/7/57	CAD	1,381	750
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	2,129	1,515
	HSBC Bank Canada	0.010%	9/14/26	EUR	1,300	1,279
	HSBC Bank Canada	1.500%	9/15/27	EUR	10,300	10,320
	HSBC Bank Canada	3.625%	3/7/28	EUR	10,000	10,760
	Hydro One Inc.	2.970%	6/26/25	CAD	62	44
	Hydro One Inc.	2.770%	2/24/26	CAD	4,800	3,366
	Hydro One Inc.	4.910%	1/27/28	CAD	1,800	1,318
	Hydro One Inc.	3.020%	4/5/29	CAD	4,461	3,025
	Hydro One Inc.	3.930%	11/30/29	CAD	1,700	1,196
	Hydro One Inc.	2.160%	2/28/30	CAD	1,500	954
	Hydro One Inc.	7.350%	6/3/30	CAD	981	804
	Hydro One Inc.	1.690%	1/16/31	CAD	1,900	1,152
	Hydro One Inc.	2.230%	9/17/31	CAD	1,854	1,143
	Hydro One Inc.	6.930%	6/1/32	CAD	557	456
	Hydro One Inc.	4.160%	1/27/33	CAD	2,100	1,458
	Hydro One Inc.	4.390%	3/1/34	CAD	4,000	2,800
	Hydro One Inc.	5.360%	5/20/36	CAD	2,491	1,873
	Hydro One Inc.	4.890%	3/13/37	CAD	2,450	1,755
	Hydro One Inc.	5.490%	7/16/40	CAD	1,727	1,309
	Hydro One Inc.	4.390%	9/26/41	CAD	2,505	1,677
	Hydro One Inc.	4.590%	10/9/43	CAD	2,695	1,844
	Hydro One Inc.	4.170%	6/6/44	CAD	2,600	1,677
	Hydro One Inc.	3.910%	2/23/46	CAD	1,567	966
	Hydro One Inc.	5.000%	10/19/46	CAD	981	705
	Hydro One Inc.	3.720%	11/18/47	CAD	1,907	1,133
	Hydro One Inc.	3.630%	6/25/49	CAD	4,467	2,599
	Hydro One Inc.	2.710%	2/28/50	CAD	1,877	910
	Hydro One Inc.	3.640%	4/5/50	CAD	1,802	1,047
	Hydro One Inc.	3.100%	9/15/51	CAD	2,530	1,315
	Hydro One Inc.	4.000%	12/22/51	CAD	1,077	662
	Hydro One Inc.	4.460%	1/27/53	CAD	3,200	2,128
	Hydro One Inc.	4.850%	11/30/54	CAD	1,500	1,060
	Hydro One Inc.	3.790%	7/31/62	CAD	981	558
	Hydro One Ltd.	1.410%	10/15/27	CAD	5,541	3,630
	Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	1,029	630
	Hyundai Capital Canada Inc.	2.008%	5/12/26	CAD	3,604	2,462
	Hyundai Capital Canada Inc.	4.813%	2/1/27	CAD	1,500	1,082
	Hyundai Capital Canada Inc.	3.196%	2/16/27	CAD	926	641
	Hyundai Capital Canada Inc.	5.565%	3/8/28	CAD	2,000	1,474
	iA Financial Corp. Inc.	3.072%	9/24/31	CAD	1,471	1,014
	iA Financial Corp. Inc.	3.187%	2/25/32	CAD	1,700	1,168
	iA Financial Corp. Inc.	5.685%	6/20/33	CAD	1,900	1,405

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
IGM Financial Inc.	3.440%	1/26/27	CAD	2,514	1,755
IGM Financial Inc.	6.000%	12/10/40	CAD	1,250	970
IGM Financial Inc.	4.560%	1/25/47	CAD	1,041	681
IGM Financial Inc.	4.115%	12/9/47	CAD	2,981	1,819
IGM Financial Inc.	4.174%	7/13/48	CAD	600	369
IGM Financial Inc.	4.206%	3/21/50	CAD	687	423
IGM Financial Inc.	5.426%	5/26/53	CAD	1,100	813
Independent Order of Foresters	2.885%	10/15/35	CAD	557	339
InPower BC General Partnership	4.471%	3/31/33	CAD	1,504	1,045
Intact Financial Corp.	3.770%	3/2/26	CAD	1,165	830
Intact Financial Corp.	2.850%	6/7/27	CAD	2,196	1,511
Intact Financial Corp.	2.179%	5/18/28	CAD	1,500	999
Intact Financial Corp.	1.928%	12/16/30	CAD	3,624	2,229
Intact Financial Corp.	6.400%	11/23/39	CAD	25	21
Intact Financial Corp.	5.160%	6/16/42	CAD	1,460	1,057
Intact Financial Corp.	2.954%	12/16/50	CAD	1,946	967
Intact Financial Corp.	5.276%	9/14/54	CAD	2,000	1,480
Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	22	16
Inter Pipeline Ltd.	3.484%	12/16/26	CAD	1,825	1,268
Inter Pipeline Ltd.	4.232%	6/1/27	CAD	3,404	2,394
Inter Pipeline Ltd.	5.760%	2/17/28	CAD	3,100	2,275
Inter Pipeline Ltd.	5.710%	5/29/30	CAD	3,100	2,256
Inter Pipeline Ltd.	3.983%	11/25/31	CAD	3,082	1,982
Inter Pipeline Ltd.	5.849%	5/18/32	CAD	2,240	1,613
Inter Pipeline Ltd.	6.380%	2/17/33	CAD	2,000	1,483
Inter Pipeline Ltd.	6.590%	2/9/34	CAD	3,057	2,282
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,943	1,723
Inter Pipeline Ltd.	5.091%	11/27/51	CAD	1,053	640
Ivanhoe Cambridge II Inc.	4.994%	6/2/28	CAD	1,200	877
Keyera Corp.	3.934%	6/21/28	CAD	1,679	1,170
Keyera Corp.	3.959%	5/29/30	CAD	1,378	937
Keyera Corp.	5.022%	3/28/32	CAD	1,812	1,282
Keyera Corp.	5.663%	1/4/54	CAD	2,000	1,414
Laurentian Bank of Canada	4.600%	9/2/25	CAD	2,000	1,434
Liberty Utilities Canada LP	3.315%	2/14/50	CAD	5,350	2,724
Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	3,631	2,602
Loblaw Cos. Ltd.	2.284%	5/7/30	CAD	6,067	3,829
Loblaw Cos. Ltd.	5.008%	9/13/32	CAD	3,700	2,673
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,228	914
Loblaw Cos. Ltd.	5.336%	9/13/52	CAD	600	432
Loblaw Cos. Ltd.	5.115%	3/4/54	CAD	2,000	1,391
Lower Mattagami Energy LP	2.433%	5/14/31	CAD	3,241	2,040
Lower Mattagami Energy LP	5.139%	5/18/41	CAD	2,557	1,878
Lower Mattagami Energy LP	4.944%	9/21/43	CAD	277	199
Lower Mattagami Energy LP	4.176%	2/23/46	CAD	400	258
Lower Mattagami Energy LP	4.175%	4/23/52	CAD	800	509
Magna International Inc.	4.950%	1/31/31	CAD	1,400	1,011
Magna International Inc.	4.375%	3/17/32	EUR	2,500	2,763
Manulife Bank of Canada	1.337%	2/26/26	CAD	4,329	2,952
Manulife Bank of Canada	1.536%	9/14/26	CAD	1,504	1,013
Manulife Bank of Canada	2.864%	2/16/27	CAD	2,782	1,917
Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,857	1,297
Manulife Financial Corp.	2.237%	5/12/30	CAD	6,577	4,633
Manulife Financial Corp.	5.409%	3/10/33	CAD	4,100	3,009
Manulife Financial Corp.	5.054%	2/23/34	CAD	3,500	2,523
Manulife Financial Corp.	2.818%	5/13/35	CAD	5,296	3,378
McGill University	6.150%	9/22/42	CAD	16	13
McGill University	3.975%	1/29/56	CAD	169	100
McGill University Health Centre	5.360%	12/31/43	CAD	306	228
Metro Inc.	3.390%	12/6/27	CAD	5,198	3,605
Metro Inc.	5.970%	10/15/35	CAD	1,123	864
Metro Inc.	5.030%	12/1/44	CAD	3,100	2,142
Metro Inc.	4.270%	12/4/47	CAD	3,283	2,025
Metro Inc.	3.413%	2/28/50	CAD	1,681	887
Mountain View Partners GP	3.974%	3/31/51	CAD	30	18
National Bank of Canada	5.296%	11/3/25	CAD	5,300	3,854
National Bank of Canada	1.534%	6/15/26	CAD	2,799	1,899

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Bank of Canada	1.573%	8/18/26	CAD	3,200	2,218
	National Bank of Canada	2.237%	11/4/26	CAD	5,233	3,561
	National Bank of Canada	5.219%	6/14/28	CAD	6,800	5,006
	National Bank of Canada	5.023%	2/1/29	CAD	8,175	5,954
	National Bank of Canada	5.426%	8/16/32	CAD	2,000	1,457
	National Bank of Canada	5.279%	2/15/34	CAD	6,000	4,342
	NAV Canada	0.937%	2/9/26	CAD	1,420	965
	NAV Canada	2.063%	5/29/30	CAD	2,106	1,327
	NAV Canada	3.534%	2/23/46	CAD	491	292
	NAV Canada	3.293%	3/30/48	CAD	3,428	1,930
	NAV Canada	2.924%	9/29/51	CAD	1,650	849
	Nissan Canada Inc.	2.103%	9/22/25	CAD	4,221	2,924
	North Battleford Power LP	4.958%	12/31/32	CAD	1,682	1,198
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	4/24/26	CAD	982	689
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/26	CAD	1,705	1,153
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	3,730	2,555
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	2,426	1,721
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/31	CAD	4,899	3,108
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	2,695	1,829
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/35	CAD	1,307	828
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	2,271	1,579
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,706	1,126
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	2,150	1,275
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	2,828	1,750
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/51	CAD	4,356	2,491
	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	719	452
[3]	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	1,269	797
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,040	1,237
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/38	CAD	2,147	1,284
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	2,867	1,782
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/42	CAD	1,212	751
	Nova Scotia Power Inc.	4.951%	11/15/32	CAD	1,200	851
	Nova Scotia Power Inc.	6.950%	8/25/33	CAD	800	635
	Nova Scotia Power Inc.	5.670%	11/14/35	CAD	2,300	1,671
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,212	879
	Nova Scotia Power Inc.	4.150%	3/6/42	CAD	1,000	609
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	1,211	768
	Nova Scotia Power Inc.	3.612%	5/1/45	CAD	700	385
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,614	862
	Nova Scotia Power Inc.	3.307%	4/25/50	CAD	1,254	632
	Nova Scotia Power Inc.	5.355%	3/24/53	CAD	800	563
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,563	2,542
	OMERS Realty Corp.	3.244%	10/4/27	CAD	3,312	2,288
	OMERS Realty Corp.	5.381%	11/14/28	CAD	8,500	6,301
	OMERS Realty Corp.	3.628%	6/5/30	CAD	2,204	1,492
	Ontario Power Generation Inc.	1.170%	4/22/26	CAD	1,900	1,283
	Ontario Power Generation Inc.	3.315%	10/4/27	CAD	2,905	2,017
	Ontario Power Generation Inc.	2.977%	9/13/29	CAD	3,918	2,620
	Ontario Power Generation Inc.	3.215%	4/8/30	CAD	4,939	3,304
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	2,939	1,736
	Ontario Power Generation Inc.	4.248%	1/18/49	CAD	2,100	1,325
	Ontario Power Generation Inc.	3.651%	9/13/50	CAD	1,277	723
	Ontario Power Generation Inc.	2.947%	2/21/51	CAD	1,743	856
	OPB Finance Trust	2.950%	2/2/26	CAD	19,101	13,386
	OPB Finance Trust	2.980%	1/25/27	CAD	2,442	1,695
	OPB Finance Trust	3.890%	7/4/42	CAD	1,000	636
	Original Wempi Inc.	7.791%	10/4/27	CAD	4,000	3,057
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	640	397
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	2,380	1,679
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	1,475	1,050
	Pembina Pipeline Corp.	4.020%	3/27/28	CAD	2,254	1,581
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	2,071	1,410
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	3,624	2,406
	Pembina Pipeline Corp.	3.530%	12/10/31	CAD	2,000	1,294
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,475	2,208
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,720	1,735
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	2,577	1,612

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pembina Pipeline Corp.	4.750%	3/26/48	CAD	4,011	2,501
Pembina Pipeline Corp.	4.540%	4/3/49	CAD	3,244	1,951
Pembina Pipeline Corp.	4.670%	5/28/50	CAD	1,872	1,146
Pembina Pipeline Corp.	4.490%	12/10/51	CAD	2,406	1,423
Pembina Pipeline Corp.	5.670%	1/12/54	CAD	5,000	3,538
Penske Truck Leasing Canada Inc.	5.440%	12/8/25	CAD	1,100	798
Plenary Health Bridgepoint LP	7.246%	8/31/42	CAD	838	689
Plenary Health Care Partnerships Humber LP	4.895%	5/31/39	CAD	1,226	854
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	2,404	1,850
Power Corp. of Canada	4.810%	1/31/47	CAD	1,100	756
Power Corp. of Canada	4.455%	7/27/48	CAD	1,664	1,084
Power Financial Corp.	6.900%	3/11/33	CAD	615	493
Primaris REIT	5.934%	3/29/28	CAD	1,500	1,097
Reliance LP	3.750%	3/15/26	CAD	964	680
Reliance LP	2.680%	12/1/27	CAD	2,187	1,447
Reliance LP	2.670%	8/1/28	CAD	1,704	1,106
RioCan REIT	1.974%	6/15/26	CAD	1,471	996
RioCan REIT	2.361%	3/10/27	CAD	2,583	1,725
RioCan REIT	5.611%	10/6/27	CAD	800	583
RioCan REIT	2.829%	11/8/28	CAD	1,776	1,153
RioCan REIT	4.628%	5/1/29	CAD	1,200	836
RioCan REIT	5.962%	10/1/29	CAD	2,200	1,624
Rogers Communications Inc.	5.650%	9/21/26	CAD	2,100	1,543
Rogers Communications Inc.	3.800%	3/1/27	CAD	2,800	1,966
Rogers Communications Inc.	3.650%	3/31/27	CAD	12,392	8,655
Rogers Communications Inc.	5.700%	9/21/28	CAD	4,000	2,982
Rogers Communications Inc.	4.400%	11/2/28	CAD	64	45
Rogers Communications Inc.	3.750%	4/15/29	CAD	3,938	2,707
Rogers Communications Inc.	3.250%	5/1/29	CAD	5,206	3,481
Rogers Communications Inc.	3.300%	12/10/29	CAD	2,700	1,793
Rogers Communications Inc.	5.800%	9/21/30	CAD	2,000	1,501
Rogers Communications Inc.	2.900%	12/9/30	CAD	2,463	1,564
Rogers Communications Inc.	4.250%	4/15/32	CAD	4,838	3,273
Rogers Communications Inc.	5.900%	9/21/33	CAD	4,370	3,285
Rogers Communications Inc.	6.680%	11/4/39	CAD	1,891	1,496
Rogers Communications Inc.	6.750%	11/9/39	CAD	7,007	5,580
Rogers Communications Inc.	6.110%	8/25/40	CAD	3,650	2,735
Rogers Communications Inc.	6.560%	3/22/41	CAD	1,698	1,332
Rogers Communications Inc.	4.250%	12/9/49	CAD	1,714	991
Rogers Communications Inc.	5.250%	4/15/52	CAD	3,780	2,552
Royal Bank of Canada	1.936%	5/1/25	CAD	5,424	3,819
Royal Bank of Canada	4.930%	7/16/25	CAD	1,300	943
Royal Bank of Canada	3.369%	9/29/25	CAD	15,050	10,664
Royal Bank of Canada	1.589%	5/4/26	CAD	5,570	3,799
Royal Bank of Canada	1.782%	5/20/26	CAD	5,989	4,094
Royal Bank of Canada	0.050%	6/19/26	EUR	8,272	8,204
Royal Bank of Canada	5.341%	6/23/26	CAD	6,000	4,390
Royal Bank of Canada	1.000%	9/9/26	GBP	5,000	5,680
Royal Bank of Canada	5.235%	11/2/26	CAD	7,000	5,118
Royal Bank of Canada	0.010%	1/21/27	EUR	22,369	21,718
Royal Bank of Canada	2.328%	1/28/27	CAD	9,698	6,575
Royal Bank of Canada	0.125%	4/26/27	EUR	7,500	7,254
Royal Bank of Canada	3.625%	6/14/27	GBP	3,000	3,561
Royal Bank of Canada	4.612%	7/26/27	CAD	8,100	5,835
Royal Bank of Canada	4.642%	1/17/28	CAD	11,200	8,074
Royal Bank of Canada	5.000%	1/24/28	GBP	2,000	2,472
Royal Bank of Canada	4.632%	5/1/28	CAD	11,800	8,496
Royal Bank of Canada	3.500%	7/25/28	EUR	20,000	21,442
Royal Bank of Canada	1.833%	7/31/28	CAD	5,242	3,389
Royal Bank of Canada	2.125%	4/26/29	EUR	5,400	5,357
Royal Bank of Canada	5.228%	6/24/30	CAD	6,000	4,428
Royal Bank of Canada	2.088%	6/30/30	CAD	4,928	3,447
Royal Bank of Canada	0.010%	1/27/31	EUR	9,000	7,696
Royal Bank of Canada	2.140%	11/3/31	CAD	6,985	4,709
Royal Bank of Canada	2.940%	5/3/32	CAD	3,640	2,469
Royal Bank of Canada	1.670%	1/28/33	CAD	4,043	2,597
Royal Bank of Canada	5.010%	2/1/33	CAD	4,900	3,529

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	5.096%	4/3/34	CAD	9,000	6,476
Sagen MI Canada Inc.	2.955%	3/1/27	CAD	908	607
Sagen MI Canada Inc.	3.261%	3/5/31	CAD	1,800	1,097
Saputo Inc.	3.603%	8/14/25	CAD	3,480	2,477
Saputo Inc.	1.415%	6/19/26	CAD	981	661
Saputo Inc.	2.242%	6/16/27	CAD	2,610	1,748
Saputo Inc.	2.297%	6/22/28	CAD	1,600	1,047
Saputo Inc.	5.250%	11/29/29	CAD	800	587
Saputo Inc.	5.492%	11/20/30	CAD	2,320	1,714
Scotiabank Capital Trust	5.650%	12/31/56	CAD	1,933	1,441
SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	1,679	1,115
Simon Fraser University	5.613%	6/10/43	CAD	160	121
SmartCentres REIT	3.444%	8/28/26	CAD	107	74
SmartCentres REIT	3.192%	6/11/27	CAD	2,000	1,361
SmartCentres REIT	3.834%	12/21/27	CAD	2,450	1,682
SmartCentres REIT	5.354%	5/29/28	CAD	1,200	864
SmartCentres REIT	2.307%	12/18/28	CAD	1,274	803
SmartCentres REIT	3.526%	12/20/29	CAD	3,184	2,078
SmartCentres REIT	3.648%	12/11/30	CAD	981	630
SSL Finance Inc.	4.099%	10/31/45	CAD	1,316	832
Stantec Inc.	2.048%	10/8/27	CAD	1,200	790
Stantec Inc.	5.393%	6/27/30	CAD	1,000	729
Sun Life Capital Trust	7.093%	6/30/52	CAD	900	706
Sun Life Financial Inc.	2.460%	11/18/31	CAD	2,500	1,704
Sun Life Financial Inc.	2.580%	5/10/32	CAD	3,495	2,373
Sun Life Financial Inc.	2.800%	11/21/33	CAD	4,481	2,956
Sun Life Financial Inc.	4.780%	8/10/34	CAD	3,100	2,222
Sun Life Financial Inc.	2.060%	10/1/35	CAD	5,877	3,551
Sun Life Financial Inc.	5.400%	5/29/42	CAD	2,377	1,718
Suncor Energy Inc.	5.390%	3/26/37	CAD	1,800	1,280
Suncor Energy Inc.	4.340%	9/13/46	CAD	1,113	680
Suncor Energy Inc.	3.950%	3/4/51	CAD	7,178	4,037
TELUS Corp.	3.750%	3/10/26	CAD	3,376	2,395
TELUS Corp.	2.750%	7/8/26	CAD	3,800	2,635
TELUS Corp.	2.350%	1/27/28	CAD	2,939	1,955
TELUS Corp.	3.625%	3/1/28	CAD	4,701	3,270
TELUS Corp.	4.800%	12/15/28	CAD	6,000	4,327
TELUS Corp.	3.300%	5/2/29	CAD	3,707	2,494
TELUS Corp.	5.000%	9/13/29	CAD	1,500	1,090
TELUS Corp.	3.150%	2/19/30	CAD	3,100	2,035
TELUS Corp.	5.600%	9/9/30	CAD	2,020	1,503
TELUS Corp.	2.050%	10/7/30	CAD	1,104	671
TELUS Corp.	2.850%	11/13/31	CAD	3,100	1,925
TELUS Corp.	5.250%	11/15/32	CAD	4,600	3,329
TELUS Corp.	4.950%	3/28/33	CAD	2,000	1,415
TELUS Corp.	5.750%	9/8/33	CAD	4,200	3,137
TELUS Corp.	5.100%	2/15/34	CAD	3,500	2,489
TELUS Corp.	4.400%	4/1/43	CAD	1,165	712
TELUS Corp.	4.850%	4/5/44	CAD	4,530	2,928
TELUS Corp.	4.750%	1/17/45	CAD	1,727	1,099
TELUS Corp.	4.400%	1/29/46	CAD	2,141	1,291
TELUS Corp.	4.700%	3/6/48	CAD	2,293	1,436
TELUS Corp.	3.950%	2/16/50	CAD	4,290	2,354
TELUS Corp.	4.100%	4/5/51	CAD	2,272	1,278
TELUS Corp.	5.650%	9/13/52	CAD	2,700	1,932
TELUS Corp.	5.950%	9/8/53	CAD	2,000	1,487
Teranet Holdings LP	3.544%	6/11/25	CAD	4,101	2,904
Teranet Holdings LP	5.754%	12/17/40	CAD	1,663	1,127
Teranet Holdings LP	6.100%	6/17/41	CAD	1,802	1,267
Thomson Reuters Corp.	2.239%	5/14/25	CAD	9,342	6,582
TMX Group Ltd.	3.779%	6/5/28	CAD	1,400	979
TMX Group Ltd.	2.016%	2/12/31	CAD	800	488
TMX Group Ltd.	4.970%	2/16/34	CAD	2,000	1,444
Toromont Industries Ltd.	3.842%	10/27/27	CAD	2,277	1,596
Toronto Hydro Corp.	2.520%	8/25/26	CAD	2,695	1,860
Toronto Hydro Corp.	2.430%	12/11/29	CAD	2,939	1,912
Toronto Hydro Corp.	5.540%	5/21/40	CAD	652	500

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto Hydro Corp.	3.550%	7/28/45	CAD	684	403
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	2,497	1,435
	Toronto Hydro Corp.	2.990%	12/10/49	CAD	815	422
	Toronto Hydro Corp.	3.270%	10/18/51	CAD	1,103	597
	Toronto Hydro Corp.	4.950%	10/13/52	CAD	1,800	1,298
	Toronto-Dominion Bank	0.625%	6/6/25	EUR	6,818	7,046
	Toronto-Dominion Bank	2.667%	9/9/25	CAD	9,369	6,582
	Toronto-Dominion Bank	1.128%	12/9/25	CAD	5,093	3,486
	Toronto-Dominion Bank	3.879%	3/13/26	EUR	14,000	15,026
	Toronto-Dominion Bank	5.423%	7/10/26	CAD	13,400	9,823
	Toronto-Dominion Bank	3.765%	9/8/26	EUR	17,599	18,899
	Toronto-Dominion Bank	2.260%	1/7/27	CAD	15,620	10,597
	Toronto-Dominion Bank	0.500%	1/18/27	EUR	4,300	4,214
	Toronto-Dominion Bank	2.875%	4/5/27	GBP	3,200	3,729
	Toronto-Dominion Bank	4.210%	6/1/27	CAD	10,396	7,401
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	9,681	9,280
	Toronto-Dominion Bank	2.551%	8/3/27	EUR	4,000	4,114
	Toronto-Dominion Bank	5.376%	10/21/27	CAD	7,400	5,456
	Toronto-Dominion Bank	4.477%	1/18/28	CAD	8,900	6,380
	Toronto-Dominion Bank	1.888%	3/8/28	CAD	13,957	9,191
	Toronto-Dominion Bank	5.491%	9/8/28	CAD	6,000	4,462
	Toronto-Dominion Bank	1.896%	9/11/28	CAD	5,101	3,307
	Toronto-Dominion Bank	4.680%	1/8/29	CAD	12,500	9,021
	Toronto-Dominion Bank	3.631%	12/13/29	EUR	10,000	10,592
	Toronto-Dominion Bank	1.952%	4/8/30	EUR	22,400	21,629
	Toronto-Dominion Bank	4.859%	3/4/31	CAD	4,130	2,963
	Toronto-Dominion Bank	3.060%	1/26/32	CAD	7,860	5,399
	Toronto-Dominion Bank	3.129%	8/3/32	EUR	2,000	2,038
	Toronto-Dominion Bank	3.247%	2/16/34	EUR	14,212	15,050
	Toronto-Dominion Bank	5.177%	4/9/34	CAD	7,420	5,359
	Tourmaline Oil Corp.	2.529%	2/12/29	CAD	1,700	1,109
	Toyota Credit Canada Inc.	2.730%	8/25/25	CAD	2,000	1,410
	Toyota Credit Canada Inc.	1.180%	2/23/26	CAD	11,770	8,001
	Toyota Credit Canada Inc.	5.290%	7/13/26	CAD	4,000	2,928
	Toyota Credit Canada Inc.	1.660%	7/20/26	CAD	592	401
	Toyota Credit Canada Inc.	4.330%	1/24/28	CAD	1,900	1,355
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,849	2,737
	TransCanada PipeLines Ltd.	5.419%	3/10/26	CAD	2,000	1,449
	TransCanada PipeLines Ltd.	4.350%	5/12/26	CAD	1,300	933
	TransCanada PipeLines Ltd.	3.800%	4/5/27	CAD	9,440	6,665
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	2,575	1,771
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	2,211	1,662
	TransCanada PipeLines Ltd.	3.000%	9/18/29	CAD	3,275	2,168
	TransCanada PipeLines Ltd.	5.277%	7/15/30	CAD	7,200	5,281
	TransCanada PipeLines Ltd.	2.970%	6/9/31	CAD	3,949	2,500
	TransCanada PipeLines Ltd.	5.330%	5/12/32	CAD	2,205	1,608
	TransCanada PipeLines Ltd.	8.050%	2/17/39	CAD	24	21
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	3,929	2,474
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	3,841	2,300
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	4,004	2,377
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	7,491	4,326
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	4,040	2,377
	TransCanada PipeLines Ltd.	5.920%	5/12/52	CAD	1,200	890
	Transcontinental Inc.	2.280%	7/13/26	CAD	1,600	1,079
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	635	364
	TriSummit Utilities Inc.	3.150%	4/6/26	CAD	890	621
	TriSummit Utilities Inc.	4.260%	12/5/28	CAD	1,335	931
	University of Ottawa	6.280%	4/15/43	CAD	800	657
	University of Ottawa	2.635%	2/13/60	CAD	1,811	781
	University of Toronto	5.841%	12/15/43	CAD	34	27
	University of Toronto	4.251%	12/7/51	CAD	1,225	779
	University of Western Ontario	4.798%	5/24/47	CAD	47	33
[3]	Vancouver Airport Authority	7.425%	12/7/26	CAD	7,346	5,615
	Vancouver Airport Authority	3.857%	11/10/45	CAD	626	388
	Vancouver Airport Authority	3.656%	11/23/48	CAD	1,000	594
	Vancouver Airport Authority	2.874%	10/18/49	CAD	1,026	524
	Vancouver Airport Authority	2.800%	9/21/50	CAD	1,678	837

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westcoast Energy Inc.	3.770%	12/8/25	CAD	1,828	1,299
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	1,885	1,251
	WSP Global Inc.	2.408%	4/19/28	CAD	2,079	1,373
	WSP Global Inc.	5.548%	11/22/30	CAD	2,000	1,478
	York University	6.480%	3/7/42	CAD	846	704
						1,925,688
China (0.0%)
	Prosus NV	1.539%	8/3/28	EUR	796	751
[3]	Prosus NV	1.288%	7/13/29	EUR	1,884	1,701
	Prosus NV	2.031%	8/3/32	EUR	4,515	3,849
[3]	Prosus NV	1.985%	7/13/33	EUR	2,786	2,296
	Prosus NV	2.778%	1/19/34	EUR	6,400	5,470
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	1,112	1,137
	State Grid Overseas Investment BVI Ltd.	1.375%	5/2/25	EUR	3,459	3,592
	State Grid Overseas Investment BVI Ltd.	0.797%	8/5/26	EUR	4,765	4,739
	State Grid Overseas Investment BVI Ltd.	2.125%	5/2/30	EUR	3,415	3,326
						26,861
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/28	EUR	6,141	6,316
	CPI Property Group SA	2.750%	5/12/26	EUR	2,500	2,428
	CPI Property Group SA	1.625%	4/23/27	EUR	6,094	5,458
	CPI Property Group SA	2.750%	1/22/28	GBP	1,293	1,301
	CPI Property Group SA	1.750%	1/14/30	EUR	3,000	2,348
	CPI Property Group SA	1.500%	1/27/31	EUR	1,481	1,054
	EP Infrastructure A/S	1.698%	7/30/26	EUR	836	818
	EP Infrastructure A/S	2.045%	10/9/28	EUR	3,808	3,526
	EP Infrastructure A/S	1.816%	3/2/31	EUR	2,046	1,731
						24,980
Denmark (0.5%)
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	26,325	27,010
	AP Moller - Maersk A/S	0.750%	11/25/31	EUR	12,786	10,955
	Carlsberg Breweries A/S	3.500%	11/26/26	EUR	18,000	19,122
	Carlsberg Breweries A/S	0.375%	6/30/27	EUR	4,000	3,856
	Carlsberg Breweries A/S	0.875%	7/1/29	EUR	4,500	4,189
	Carlsberg Breweries A/S	0.625%	3/9/30	EUR	400	360
	Danfoss Finance I BV	0.125%	4/28/26	EUR	5,169	5,121
	Danfoss Finance I BV	0.375%	10/28/28	EUR	2,200	2,018
	Danfoss Finance II BV	4.125%	12/2/29	EUR	6,000	6,510
	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	1,635	1,737
	Danmarks Skibskredit A/S	0.250%	6/21/28	EUR	700	648
	Danske Bank A/S	0.625%	5/26/25	EUR	1,786	1,843
	Danske Bank A/S	4.000%	1/12/27	EUR	5,499	5,884
	Danske Bank A/S	0.750%	11/22/27	EUR	7,369	7,169
	Danske Bank A/S	2.250%	1/14/28	GBP	9,315	10,612
	Danske Bank A/S	6.500%	8/23/28	GBP	2,500	3,228
	Danske Bank A/S	0.750%	6/9/29	EUR	11,776	11,046
	Danske Bank A/S	4.750%	6/21/30	EUR	15,000	16,534
	Danske Bank A/S	1.500%	9/2/30	EUR	7,000	7,171
	Danske Bank A/S	4.125%	1/10/31	EUR	12,000	13,014
	Danske Bank A/S	1.000%	5/15/31	EUR	10,000	9,986
	DSV Finance BV	1.375%	3/16/30	EUR	5,000	4,712
	DSV Finance BV	0.875%	9/17/36	EUR	4,276	3,241
	ISS Global A/S	0.875%	6/18/26	EUR	100	100
	ISS Global A/S	1.500%	8/31/27	EUR	9,771	9,637
	Jyske Realkredit A/S	0.500%	10/1/26	EUR	10,810	10,750
	Nordea Kredit Realkreditaktieselskab	1.000%	4/1/26	DKK	26,000	3,560
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/26	DKK	214,000	28,990
	Nordea Kredit Realkreditaktieselskab	1.000%	4/1/29	DKK	200,000	25,825
	Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	54	8
	Nykredit Realkredit A/S	0.500%	7/10/25	EUR	9,947	10,204
	Nykredit Realkredit A/S	2.000%	1/1/26	DKK	160,500	22,429
	Nykredit Realkredit A/S	1.000%	7/1/26	DKK	337,560	45,925
	Nykredit Realkredit A/S	1.000%	1/1/27	DKK	350,302	47,207
	Nykredit Realkredit A/S	1.000%	7/1/27	DKK	250,000	33,360
	Nykredit Realkredit A/S	0.375%	1/17/28	EUR	17,604	16,488
	Nykredit Realkredit A/S	1.000%	7/1/28	DKK	200,000	26,187

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	16,314	1,999
Orsted A/S	3.625%	3/1/26	EUR	2,500	2,664
Orsted A/S	2.250%	6/14/28	EUR	5,000	5,063
Orsted A/S	1.500%	11/26/29	EUR	21,318	20,284
Orsted A/S	3.250%	9/13/31	EUR	7,000	7,243
Orsted A/S	4.875%	1/12/32	GBP	8,901	10,674
Orsted A/S	2.500%	5/16/33	GBP	2,200	2,169
Orsted A/S	5.125%	9/13/34	GBP	3,000	3,602
Orsted A/S	5.750%	4/9/40	GBP	1,702	2,108
Orsted A/S	1.750%	12/9/19	EUR	2,000	1,911
Orsted A/S	2.500%	2/18/21	GBP	1,800	1,614
Orsted A/S	5.250%	12/8/22	EUR	2,500	2,703
Pandora A/S	4.500%	4/10/28	EUR	11,535	12,572
Vestas Wind Systems Finance BV	2.000%	6/15/34	EUR	1,915	1,727
					532,969
Estonia (0.0%)
Luminor Bank A/S	0.539%	9/23/26	EUR	16,985	17,099
Finland (0.3%)
Aktia Bank OYJ	0.375%	3/5/26	EUR	5,000	5,040
Fortum OYJ	1.625%	2/27/26	EUR	700	716
Fortum OYJ	4.000%	5/26/28	EUR	5,000	5,363
Fortum OYJ	2.125%	2/27/29	EUR	1,100	1,088
Fortum OYJ	4.500%	5/26/33	EUR	4,000	4,414
Kojamo OYJ	1.875%	5/27/27	EUR	2,000	1,965
Kojamo OYJ	0.875%	5/28/29	EUR	3,762	3,331
Metso OYJ	0.875%	5/26/28	EUR	1,500	1,430
Neste OYJ	4.250%	3/16/33	EUR	7,000	7,690
Nokia OYJ	3.125%	5/15/28	EUR	4,000	4,151
Nordea Bank Abp	0.550%	6/23/25	CHF	6,275	6,754
Nordea Bank Abp	1.125%	2/16/27	EUR	15,800	15,725
Nordea Bank Abp	0.500%	5/14/27	EUR	9,913	9,712
Nordea Bank Abp	4.125%	5/5/28	EUR	12,000	12,983
Nordea Bank Abp	0.500%	11/2/28	EUR	6,062	5,636
Nordea Bank Abp	2.500%	5/23/29	EUR	5,400	5,442
Nordea Bank Abp	2.875%	8/24/32	EUR	3,000	3,013
Nordea Bank Abp	1.625%	12/9/32	GBP	2,491	2,675
Nordea Kiinnitysluottopankki OYJ	0.250%	3/18/26	EUR	13,411	13,480
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/27	EUR	11,180	11,108
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/29	EUR	15,000	14,413
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/30	EUR	15,000	15,813
Oma Saastopankki OYJ	0.010%	11/25/27	EUR	4,800	4,530
OP Corporate Bank plc	1.000%	5/22/25	EUR	4,913	5,093
OP Corporate Bank plc	0.500%	8/12/25	EUR	1,568	1,607
OP Corporate Bank plc	0.600%	1/18/27	EUR	10,729	10,508
OP Corporate Bank plc	0.625%	7/27/27	EUR	15,000	14,537
OP Corporate Bank plc	0.100%	11/16/27	EUR	15,431	14,664
OP Corporate Bank plc	4.000%	6/13/28	EUR	5,000	5,431
OP Corporate Bank plc	0.375%	6/16/28	EUR	5,000	4,666
OP Corporate Bank plc	1.625%	6/9/30	EUR	12,182	12,582
OP Mortgage Bank	0.010%	11/19/26	EUR	4,913	4,809
OP Mortgage Bank	0.750%	6/7/27	EUR	5,000	4,928
OP Mortgage Bank	0.625%	2/15/29	EUR	4,913	4,625
OP Mortgage Bank	2.750%	1/25/30	EUR	11,000	11,421
OP Mortgage Bank	0.010%	11/19/30	EUR	19,638	17,025
Sampo OYJ	3.375%	5/23/49	EUR	6,836	6,834
Sampo OYJ	2.500%	9/3/52	EUR	10,873	9,821
SATO OYJ	1.375%	2/24/28	EUR	1,700	1,595
Stora Enso OYJ	2.500%	6/7/27	EUR	2,231	2,286
Stora Enso OYJ	2.500%	3/21/28	EUR	2,806	2,834
Stora Enso OYJ	4.250%	9/1/29	EUR	2,727	2,942
Teollisuuden Voima OYJ	1.375%	6/23/28	EUR	3,000	2,882
					297,562
France (3.4%)
Aeroports de Paris SA	2.125%	10/2/26	EUR	9,300	9,587
Aeroports de Paris SA	1.000%	1/5/29	EUR	3,000	2,854

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroports de Paris SA	2.750%	4/2/30	EUR	9,300	9,496
Aeroports de Paris SA	1.500%	7/2/32	EUR	3,600	3,262
Aeroports de Paris SA	1.125%	6/18/34	EUR	1,500	1,256
Aeroports de Paris SA	2.125%	10/11/38	EUR	3,700	3,310
Air Liquide Finance SA	1.250%	6/3/25	EUR	2,800	2,915
Air Liquide Finance SA	1.250%	6/13/28	EUR	500	491
Air Liquide Finance SA	1.375%	4/2/30	EUR	7,700	7,351
Airbus SE	1.375%	6/9/26	EUR	4,094	4,176
Airbus SE	2.125%	10/29/29	EUR	1,547	1,551
Airbus SE	1.625%	6/9/30	EUR	7,400	7,121
Airbus SE	1.375%	5/13/31	EUR	4,331	4,038
Airbus SE	2.375%	4/7/32	EUR	2,686	2,653
Airbus SE	2.375%	6/9/40	EUR	6,487	5,702
ALD SA	1.250%	3/2/26	EUR	2,500	2,542
ALD SA	4.250%	1/18/27	EUR	8,100	8,735
ALD SA	4.000%	7/5/27	EUR	4,600	4,925
ALD SA	4.875%	10/6/28	EUR	4,400	4,874
Alstom SA	0.250%	10/14/26	EUR	7,100	6,928
Alstom SA	0.125%	7/27/27	EUR	4,000	3,775
Alstom SA	0.000%	1/11/29	EUR	3,400	2,975
Altarea SCA	1.750%	1/16/30	EUR	1,500	1,287
APRR SA	1.125%	1/9/26	EUR	5,300	5,423
APRR SA	1.250%	1/6/27	EUR	5,400	5,426
APRR SA	1.250%	1/18/28	EUR	3,500	3,445
APRR SA	1.875%	1/3/29	EUR	5,000	4,976
APRR SA	3.125%	1/24/30	EUR	5,000	5,221
APRR SA	1.500%	1/25/30	EUR	200	191
APRR SA	1.875%	1/6/31	EUR	100	97
APRR SA	1.625%	1/13/32	EUR	4,700	4,357
APRR SA	1.500%	1/17/33	EUR	100	90
Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	25	24
Arkea Home Loans SFH SA	0.125%	7/12/29	EUR	10,000	9,094
Arkea Home Loans SFH SA	0.010%	10/4/30	EUR	12,600	10,948
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	5,000	4,600
Arkema SA	0.125%	10/14/26	EUR	10,000	9,792
Arkema SA	1.500%	4/20/27	EUR	3,600	3,610
Arkema SA	4.250%	5/20/30	EUR	6,000	6,511
Arkema SA	1.500%	Perpetual	EUR	3,000	3,030
Arval Service Lease SA	4.125%	4/13/26	EUR	7,500	8,018
Arval Service Lease SA	4.000%	9/22/26	EUR	2,500	2,671
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	600	610
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	5,300	5,367
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	15,100	15,192
Autoroutes du Sud de la France SA	1.375%	6/27/28	EUR	11,000	10,815
Autoroutes du Sud de la France SA	1.375%	1/22/30	EUR	5,000	4,752
Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	18,000	16,699
AXA Bank Europe SCF	1.375%	4/18/33	EUR	7,700	7,016
AXA Home Loan SFH SA	0.010%	10/16/29	EUR	5,000	4,477
AXA SA	3.750%	10/12/30	EUR	4,500	4,909
AXA SA	1.375%	10/7/41	EUR	4,276	3,726
AXA SA	1.875%	7/10/42	EUR	11,100	9,741
AXA SA	5.500%	7/11/43	EUR	4,500	5,099
AXA SA	3.375%	7/6/47	EUR	6,007	6,224
AXA SA	3.250%	5/28/49	EUR	17,896	18,063
AXA SA	3.875%	Perpetual	EUR	7,576	7,987
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	7,600	7,826
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	2,500	2,629
Banque Federative du Credit Mutuel SA	1.250%	12/5/25	GBP	5,000	5,846
Banque Federative du Credit Mutuel SA	5.000%	1/19/26	GBP	2,700	3,347
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	15,800	16,325
Banque Federative du Credit Mutuel SA	0.010%	5/11/26	EUR	25,500	25,234
Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	11,200	11,224
Banque Federative du Credit Mutuel SA	1.000%	7/16/26	GBP	7,500	8,529
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	2,800	2,832
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	500	513
Banque Federative du Credit Mutuel SA	0.100%	10/8/27	EUR	4,300	4,068
Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	2,500	2,453

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banque Federative du Credit Mutuel SA	0.875%	12/7/27	GBP	6,100	6,584
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	7,500	7,555
Banque Federative du Credit Mutuel SA	0.250%	6/29/28	EUR	6,200	5,759
Banque Federative du Credit Mutuel SA	0.250%	7/19/28	EUR	13,200	12,108
Banque Federative du Credit Mutuel SA	1.875%	10/26/28	GBP	3,200	3,464
Banque Federative du Credit Mutuel SA	0.625%	11/3/28	EUR	26,400	24,384
Banque Federative du Credit Mutuel SA	4.125%	3/13/29	EUR	10,000	10,865
Banque Federative du Credit Mutuel SA	1.750%	3/15/29	EUR	5,000	4,826
Banque Federative du Credit Mutuel SA	1.875%	6/18/29	EUR	5,000	4,782
Banque Federative du Credit Mutuel SA	0.750%	1/17/30	EUR	1,200	1,071
Banque Federative du Credit Mutuel SA	1.250%	6/3/30	EUR	11,000	10,030
Banque Federative du Credit Mutuel SA	0.625%	2/21/31	EUR	15,200	13,045
Banque Federative du Credit Mutuel SA	4.750%	11/10/31	EUR	6,000	6,675
Banque Federative du Credit Mutuel SA	1.125%	11/19/31	EUR	8,900	7,535
Banque Federative du Credit Mutuel SA	3.625%	9/14/32	EUR	9,000	9,544
Banque Federative du Credit Mutuel SA	5.125%	1/13/33	EUR	12,000	13,387
Banque Federative du Credit Mutuel SA	3.750%	2/1/33	EUR	12,000	12,762
Banque Federative du Credit Mutuel SA	4.125%	6/14/33	EUR	18,000	19,753
Banque Federative du Credit Mutuel SA	4.375%	1/11/34	EUR	3,000	3,123
BNP Paribas Cardif SA	4.032%	Perpetual	EUR	1,500	1,579
BNP Paribas Home Loan SFH SA	3.000%	5/25/28	EUR	10,000	10,558
BNP Paribas SA	1.500%	11/17/25	EUR	10,051	10,356
BNP Paribas SA	3.375%	1/23/26	GBP	1,319	1,589
BNP Paribas SA	0.250%	4/13/27	EUR	18,000	17,887
BNP Paribas SA	0.375%	10/14/27	EUR	10,700	10,492
BNP Paribas SA	1.875%	12/14/27	GBP	3,000	3,324
BNP Paribas SA	0.500%	2/19/28	EUR	16,200	15,711
BNP Paribas SA	1.500%	5/25/28	EUR	5,000	4,915
BNP Paribas SA	0.500%	5/30/28	EUR	1,000	963
BNP Paribas SA	2.750%	7/25/28	EUR	20,000	20,546
BNP Paribas SA	0.500%	9/1/28	EUR	5,600	5,330
BNP Paribas SA	3.875%	2/23/29	EUR	16,000	17,135
BNP Paribas SA	2.875%	2/24/29	GBP	6,000	6,685
BNP Paribas SA	1.125%	4/17/29	EUR	5,000	4,788
BNP Paribas SA	1.375%	5/28/29	EUR	13,300	12,572
BNP Paribas SA	2.538%	7/13/29	CAD	2,491	1,628
BNP Paribas SA	6.000%	8/18/29	GBP	4,000	5,123
BNP Paribas SA	3.625%	9/1/29	EUR	6,000	6,322
BNP Paribas SA	0.500%	1/19/30	EUR	9,400	8,544
BNP Paribas SA	0.875%	7/11/30	EUR	10,400	9,499
BNP Paribas SA	2.375%	11/20/30	EUR	5,000	5,178
BNP Paribas SA	3.875%	1/10/31	EUR	5,000	5,365
BNP Paribas SA	2.000%	5/24/31	GBP	3,000	3,435
BNP Paribas SA	1.625%	7/2/31	EUR	3,200	2,870
BNP Paribas SA	1.250%	7/13/31	GBP	9,100	8,569
BNP Paribas SA	4.042%	1/10/32	EUR	4,000	4,255
BNP Paribas SA	1.125%	1/15/32	EUR	12,000	11,677
BNP Paribas SA	2.500%	3/31/32	EUR	7,000	7,055
BNP Paribas SA	2.100%	4/7/32	EUR	6,000	5,583
BNP Paribas SA	4.125%	9/26/32	EUR	14,000	15,252
BNP Paribas SA	4.750%	11/13/32	EUR	10,000	11,124
BNP Paribas SA	0.625%	12/3/32	EUR	6,000	4,842
BNP Paribas SA	4.125%	5/24/33	EUR	5,000	5,525
BNP Paribas SA	0.875%	8/31/33	EUR	3,000	2,758
BNP Paribas SA	2.000%	9/13/36	GBP	2,200	1,899
Bouygues SA	5.500%	10/6/26	GBP	3,050	3,828
Bouygues SA	1.375%	6/7/27	EUR	8,200	8,211
Bouygues SA	1.125%	7/24/28	EUR	200	195
Bouygues SA	2.250%	6/29/29	EUR	9,500	9,526
Bouygues SA	0.500%	2/11/30	EUR	2,500	2,249
Bouygues SA	4.625%	6/7/32	EUR	7,500	8,486
Bouygues SA	3.250%	6/30/37	EUR	6,200	6,223
Bouygues SA	5.375%	6/30/42	EUR	5,600	6,836
BPCE SA	0.250%	1/15/26	EUR	5,300	5,329
BPCE SA	0.713%	7/13/26	JPY	300,000	1,890
BPCE SA	1.375%	12/23/26	GBP	3,600	4,063
BPCE SA	0.010%	1/14/27	EUR	2,400	2,320

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SA	0.500%	2/24/27	EUR	400	389
BPCE SA	0.500%	9/15/27	EUR	20,000	19,661
BPCE SA	0.500%	1/14/28	EUR	3,500	3,403
BPCE SA	4.500%	4/26/28	AUD	9,640	5,842
BPCE SA	0.914%	7/13/28	JPY	300,000	1,878
BPCE SA	6.000%	9/29/28	GBP	3,000	3,779
BPCE SA	5.250%	4/16/29	GBP	4,500	5,414
BPCE SA	4.625%	3/2/30	EUR	20,000	21,871
BPCE SA	0.250%	1/14/31	EUR	22,500	19,217
BPCE SA	0.750%	3/3/31	EUR	6,000	5,209
BPCE SA	1.100%	12/16/31	JPY	400,000	2,456
BPCE SA	1.000%	1/14/32	EUR	5,600	4,814
BPCE SA	2.250%	3/2/32	EUR	8,500	8,529
BPCE SA	4.000%	11/29/32	EUR	9,000	9,765
BPCE SA	4.500%	1/13/33	EUR	10,000	11,010
BPCE SA	1.750%	2/2/34	EUR	9,500	8,956
BPCE SA	4.750%	6/14/34	EUR	5,000	5,595
BPCE SA	4.250%	1/11/35	EUR	5,000	5,382
BPCE SA	5.125%	1/25/35	EUR	2,000	2,178
BPCE SA	3.875%	1/25/36	EUR	5,000	5,321
BPCE SFH SA	0.750%	9/2/25	EUR	32,000	32,908
BPCE SFH SA	0.010%	11/8/26	EUR	21,800	21,404
BPCE SFH SA	0.625%	9/22/27	EUR	2,500	2,439
BPCE SFH SA	0.010%	11/10/27	EUR	28,900	27,463
BPCE SFH SA	3.250%	4/12/28	EUR	20,000	21,276
BPCE SFH SA	0.875%	4/13/28	EUR	6,100	5,923
BPCE SFH SA	0.750%	2/23/29	EUR	27,000	25,602
BPCE SFH SA	1.000%	6/8/29	EUR	2,400	2,290
BPCE SFH SA	3.000%	10/17/29	EUR	5,000	5,260
BPCE SFH SA	1.125%	4/12/30	EUR	16,200	15,315
BPCE SFH SA	0.125%	12/3/30	EUR	33,500	29,197
BPCE SFH SA	3.000%	1/15/31	EUR	20,000	21,029
BPCE SFH SA	0.625%	5/29/31	EUR	5,200	4,631
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/28	EUR	5,000	4,718
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/28	EUR	6,500	6,793
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/29	EUR	10,300	9,249
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/32	EUR	10,000	10,774
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/33	EUR	20,000	21,100
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/28	EUR	3,500	3,262
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	3,100	3,215
Capgemini SE	1.750%	4/18/28	EUR	6,500	6,488
Capgemini SE	2.000%	4/15/29	EUR	3,000	2,996
Capgemini SE	1.125%	6/23/30	EUR	5,000	4,646
Capgemini SE	2.375%	4/15/32	EUR	5,800	5,664
Carmila SA	2.125%	3/7/28	EUR	1,600	1,599
Carmila SA	1.625%	4/1/29	EUR	1,200	1,131
Carrefour SA	1.250%	6/3/25	EUR	7,867	8,176
Carrefour SA	1.750%	5/4/26	EUR	5,500	5,670
Carrefour SA	1.875%	10/30/26	EUR	6,000	6,129
Carrefour SA	2.625%	12/15/27	EUR	5,000	5,158
Carrefour SA	2.375%	10/30/29	EUR	4,800	4,807
Carrefour SA	4.375%	11/14/31	EUR	11,000	12,136
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	12,336	13,251
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	50	51
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	1,100	1,111
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	2,800	2,771
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	1,146	1,436
Cie de Financement Foncier SA	0.375%	4/9/27	EUR	34,000	33,242
Cie de Financement Foncier SA	0.010%	11/10/27	EUR	23,000	21,820
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	5,400	5,245
Cie de Financement Foncier SA	0.500%	3/16/28	EUR	11,400	10,931
Cie de Financement Foncier SA	0.875%	9/11/28	EUR	9,200	8,860
Cie de Financement Foncier SA	0.010%	4/16/29	EUR	10,000	9,100
Cie de Financement Foncier SA	3.375%	9/16/31	EUR	8,000	8,596
Cie de Financement Foncier SA	0.010%	10/29/35	EUR	21,000	15,396
Cie de Financement Foncier SA	0.600%	10/25/41	EUR	19,600	13,357
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	6,951	8,241

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Saint-Gobain SA	1.375%	6/14/27	EUR	5,000	4,999
Cie de Saint-Gobain SA	2.375%	10/4/27	EUR	4,800	4,936
Cie de Saint-Gobain SA	2.125%	6/10/28	EUR	2,500	2,522
Cie de Saint-Gobain SA	1.875%	9/21/28	EUR	9,700	9,661
Cie de Saint-Gobain SA	3.875%	11/29/30	EUR	14,000	15,089
Cie de Saint-Gobain SA	1.875%	3/15/31	EUR	2,700	2,568
Cie de Saint-Gobain SA	2.625%	8/10/32	EUR	2,100	2,080
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/28	EUR	7,700	7,088
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/32	EUR	4,000	3,299
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	2,500	2,369
CNP Assurances SACA	1.250%	1/27/29	EUR	2,000	1,873
CNP Assurances SACA	4.250%	6/5/45	EUR	5,000	5,306
CNP Assurances SACA	4.500%	6/10/47	EUR	3,800	4,072
CNP Assurances SACA	2.000%	7/27/50	EUR	1,000	926
CNP Assurances SACA	2.500%	6/30/51	EUR	3,400	3,154
CNP Assurances SACA	5.250%	7/18/53	EUR	5,000	5,500
CNP Assurances SACA	4.000%	Perpetual	EUR	3,000	3,172
Coentreprise de Transport d'Electricite SA	2.125%	7/29/32	EUR	8,000	7,512
Covivio Hotels SACA	1.875%	9/24/25	EUR	500	517
Covivio Hotels SACA	1.000%	7/27/29	EUR	5,400	4,995
Covivio SA	1.875%	5/20/26	EUR	100	102
Covivio SA	1.500%	6/21/27	EUR	2,000	1,980
Covivio SA	2.375%	2/20/28	EUR	100	102
Covivio SA	1.625%	6/23/30	EUR	6,800	6,295
Covivio SA	1.125%	9/17/31	EUR	2,000	1,747
Credit Agricole Assurances SA	2.000%	7/17/30	EUR	3,200	2,969
Credit Agricole Assurances SA	1.500%	10/6/31	EUR	6,200	5,402
Credit Agricole Assurances SA	2.625%	1/29/48	EUR	4,000	3,955
Credit Agricole Assurances SA	4.750%	9/27/48	EUR	2,400	2,565
Credit Agricole Assurances SA	4.500%	Perpetual	EUR	4,300	4,564
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	1,000	1,072
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	600	608
Credit Agricole Home Loan SFH SA	3.250%	9/28/26	EUR	25,600	27,223
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	17,600	17,395
Credit Agricole Home Loan SFH SA	0.875%	8/31/27	EUR	5,500	5,414
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	53,900	52,076
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	7,400	7,123
Credit Agricole Home Loan SFH SA	0.050%	12/6/29	EUR	5,000	4,477
Credit Agricole Home Loan SFH SA	1.625%	5/31/30	EUR	9,000	8,759
Credit Agricole Home Loan SFH SA	3.000%	12/1/30	EUR	12,500	13,193
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,900	17,723
Credit Agricole Home Loan SFH SA	0.010%	11/3/31	EUR	5,000	4,204
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	10,300	9,609
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	9,900	8,408
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	2,500	2,098
Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	10,600	10,826
Credit Agricole Public Sector SCF SA	3.750%	7/13/26	EUR	2,500	2,683
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	13,970	13,790
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	20,257	19,973
Credit Agricole Public Sector SCF SA	0.010%	9/13/28	EUR	5,000	4,629
Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	6,900	6,494
Credit Agricole SA	1.000%	9/18/25	EUR	20,000	20,580
Credit Agricole SA	3.125%	2/5/26	EUR	2,100	2,220
Credit Agricole SA	1.875%	12/20/26	EUR	5,000	5,084
Credit Agricole SA	2.625%	3/17/27	EUR	9,771	10,051
Credit Agricole SA	1.375%	5/3/27	EUR	20,500	20,453
Credit Agricole SA	0.514%	7/6/27	JPY	1,100,000	6,804
Credit Agricole SA	5.750%	11/29/27	GBP	3,000	3,753
Credit Agricole SA	0.375%	4/20/28	EUR	6,200	5,798
Credit Agricole SA	0.983%	1/26/29	JPY	900,000	5,696
Credit Agricole SA	1.750%	3/5/29	EUR	11,000	10,650
Credit Agricole SA	2.000%	3/25/29	EUR	6,600	6,433
Credit Agricole SA	1.000%	7/3/29	EUR	7,700	7,222
Credit Agricole SA	2.500%	8/29/29	EUR	12,000	12,094
Credit Agricole SA	0.500%	9/21/29	EUR	16,400	15,123
Credit Agricole SA	4.875%	10/23/29	GBP	2,000	2,461
Credit Agricole SA	1.625%	6/5/30	EUR	9,500	9,837

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole SA	3.875%	4/20/31	EUR	4,000	4,308
Credit Agricole SA	0.875%	1/14/32	EUR	3,600	3,077
Credit Agricole SA	4.000%	1/18/33	EUR	3,000	3,268
Credit Agricole SA	4.375%	11/27/33	EUR	5,000	5,502
Credit Agricole SA	2.500%	4/22/34	EUR	14,000	13,332
Credit Agricole SA	3.875%	11/28/34	EUR	14,000	15,106
Credit Agricole SA	4.125%	2/26/36	EUR	5,000	5,335
Credit Mutuel Arkea SA	0.875%	5/7/27	EUR	6,000	5,879
Credit Mutuel Arkea SA	0.375%	10/3/28	EUR	10,100	9,334
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	9,700	10,023
Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	1,200	1,129
Credit Mutuel Arkea SA	0.750%	1/18/30	EUR	15,000	13,527
Credit Mutuel Arkea SA	0.875%	10/25/31	EUR	4,300	3,691
Credit Mutuel Arkea SA	0.875%	3/11/33	EUR	5,000	4,136
Credit Mutuel Arkea SA	4.125%	2/1/34	EUR	8,000	8,747
Credit Mutuel Home Loan SFH SA	0.625%	2/2/26	EUR	2,500	2,537
Credit Mutuel Home Loan SFH SA	0.875%	4/7/26	EUR	316	321
Credit Mutuel Home Loan SFH SA	0.625%	3/4/27	EUR	26,500	26,195
Credit Mutuel Home Loan SFH SA	3.125%	6/22/27	EUR	24,000	25,450
Credit Mutuel Home Loan SFH SA	0.750%	9/15/27	EUR	6,200	6,075
Credit Mutuel Home Loan SFH SA	1.000%	4/30/28	EUR	22,500	21,955
Credit Mutuel Home Loan SFH SA	0.010%	7/20/28	EUR	10,800	10,047
Credit Mutuel Home Loan SFH SA	1.000%	1/30/29	EUR	2,900	2,789
Credit Mutuel Home Loan SFH SA	3.000%	2/3/31	EUR	20,500	21,570
Danone SA	0.000%	12/1/25	EUR	5,000	5,044
Danone SA	0.571%	3/17/27	EUR	9,000	8,891
Danone SA	0.395%	6/10/29	EUR	700	642
Danone SA	0.520%	11/9/30	EUR	4,000	3,532
Dassault Systemes SE	0.125%	9/16/26	EUR	2,500	2,466
Dassault Systemes SE	0.375%	9/16/29	EUR	5,000	4,549
Dexia Credit Local SA	1.250%	7/21/25	GBP	5,000	5,949
Dexia Credit Local SA	0.625%	1/17/26	EUR	4,500	4,574
Dexia Credit Local SA	0.250%	12/10/26	GBP	10,000	11,062
Dexia Credit Local SA	1.000%	10/18/27	EUR	5,950	5,884
Dexia Credit Local SA	0.000%	1/21/28	EUR	6,100	5,774
Dexia Credit Local SA	3.125%	6/1/28	EUR	20,000	21,244
Dexia SA	0.010%	1/22/27	EUR	5,000	4,877
Edenred SE	1.375%	6/18/29	EUR	3,000	2,844
Electricite de France SA	4.000%	11/12/25	EUR	6,200	6,650
Electricite de France SA	1.000%	10/13/26	EUR	8,000	7,984
Electricite de France SA	4.125%	3/25/27	EUR	1,600	1,720
Electricite de France SA	4.375%	10/12/29	EUR	13,500	14,757
Electricite de France SA	2.000%	10/2/30	EUR	1,000	955
Electricite de France SA	5.875%	7/18/31	GBP	1,512	1,921
Electricite de France SA	4.250%	1/25/32	EUR	2,500	2,705
Electricite de France SA	1.000%	11/29/33	EUR	9,900	8,066
Electricite de France SA	6.125%	6/2/34	GBP	10,550	13,334
Electricite de France SA	4.750%	10/12/34	EUR	6,800	7,648
Electricite de France SA	5.500%	1/25/35	GBP	700	839
Electricite de France SA	1.875%	10/13/36	EUR	7,300	5,993
Electricite de France SA	5.500%	3/27/37	GBP	6,800	7,972
Electricite de France SA	4.500%	11/12/40	EUR	2,000	2,274
Electricite de France SA	5.500%	10/17/41	GBP	9,600	10,930
Electricite de France SA	4.625%	1/25/43	EUR	3,000	3,229
Electricite de France SA	2.000%	12/9/49	EUR	7,700	5,257
Electricite de France SA	5.125%	9/22/50	GBP	150	157
Electricite de France SA	6.000%	1/23/14	GBP	5,900	6,771
Engie SA	0.875%	9/19/25	EUR	6,700	6,883
Engie SA	1.000%	3/13/26	EUR	1,500	1,527
Engie SA	2.375%	5/19/26	EUR	100	104
Engie SA	0.375%	6/11/27	EUR	8,200	7,914
Engie SA	1.750%	3/27/28	EUR	8,500	8,455
Engie SA	1.375%	6/22/28	EUR	12,000	11,716
Engie SA	7.000%	10/30/28	GBP	6,950	9,305
Engie SA	3.500%	9/27/29	EUR	14,600	15,486
Engie SA	0.375%	10/26/29	EUR	1,000	898
Engie SA	3.625%	1/11/30	EUR	3,500	3,724

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	2.125%	3/30/32	EUR	6,400	6,075
Engie SA	1.875%	9/19/33	EUR	2,700	2,439
Engie SA	4.000%	1/11/35	EUR	4,300	4,603
Engie SA	1.500%	3/13/35	EUR	7,900	6,627
Engie SA	1.000%	10/26/36	EUR	6,000	4,586
Engie SA	2.000%	9/28/37	EUR	4,100	3,474
Engie SA	1.375%	6/21/39	EUR	5,200	3,835
Engie SA	1.250%	10/24/41	EUR	4,400	3,004
Engie SA	4.500%	9/6/42	EUR	10,000	10,957
Engie SA	4.250%	1/11/43	EUR	2,000	2,122
Engie SA	5.625%	4/3/53	GBP	4,000	4,761
Engie SA	5.000%	10/1/60	GBP	4,500	4,921
Engie SA	5.950%	3/16/11	EUR	1,547	2,040
Engie SA	1.500%	Perpetual	EUR	500	471
Engie SA	1.625%	Perpetual	EUR	4,700	4,845
EssilorLuxottica SA	0.125%	5/27/25	EUR	5,000	5,140
EssilorLuxottica SA	0.500%	6/5/28	EUR	9,800	9,371
Gecina SA	1.375%	1/26/28	EUR	800	785
Gecina SA	1.000%	1/30/29	EUR	1,200	1,127
Gecina SA	1.625%	3/14/30	EUR	4,000	3,792
Gecina SA	2.000%	6/30/32	EUR	5,600	5,259
Gecina SA	0.875%	1/25/33	EUR	3,600	3,012
Gecina SA	0.875%	6/30/36	EUR	4,200	3,146
GELF Bond Issuer I SA	1.625%	10/20/26	EUR	1,000	1,011
GELF Bond Issuer I SA	1.125%	7/18/29	EUR	2,096	1,904
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	EUR	2,800	2,410
Groupe VYV	1.625%	7/2/29	EUR	2,000	1,879
Holding d'Infrastructures de Transport SASU	1.625%	11/27/27	EUR	7,500	7,391
Holding d'Infrastructures de Transport SASU	1.625%	9/18/29	EUR	3,000	2,831
Holding d'Infrastructures de Transport SASU	1.475%	1/18/31	EUR	8,100	7,319
HSBC Continental Europe SA	0.100%	9/3/27	EUR	5,000	4,769
HSBC SFH France SA	2.500%	6/28/28	EUR	8,800	9,059
ICADE	1.125%	11/17/25	EUR	5,600	5,716
ICADE	1.625%	2/28/28	EUR	300	291
ICADE	1.000%	1/19/30	EUR	1,800	1,604
ICADE	0.625%	1/18/31	EUR	5,100	4,256
Imerys SA	1.500%	1/15/27	EUR	5,500	5,495
Imerys SA	1.000%	7/15/31	EUR	500	422
Indigo Group SAS	1.625%	4/19/28	EUR	100	98
In'li SA	1.125%	7/2/29	EUR	900	831
JCDecaux SE	2.625%	4/24/28	EUR	2,500	2,549
JCDecaux SE	5.000%	1/11/29	EUR	1,500	1,650
JCDecaux SE	1.625%	2/7/30	EUR	3,100	2,856
Kering SA	3.750%	9/5/25	EUR	5,000	5,329
Kering SA	1.250%	5/10/26	EUR	4,700	4,765
Kering SA	3.250%	2/27/29	EUR	11,000	11,551
Kering SA	3.625%	9/5/31	EUR	23,000	24,329
Kering SA	3.375%	2/27/33	EUR	9,000	9,298
Klepierre SA	1.375%	2/16/27	EUR	5,500	5,488
Klepierre SA	2.000%	5/12/29	EUR	2,500	2,443
Klepierre SA	0.625%	7/1/30	EUR	5,200	4,554
Klepierre SA	0.875%	2/17/31	EUR	2,100	1,844
Klepierre SA	1.250%	9/29/31	EUR	100	89
Klepierre SA	1.625%	12/13/32	EUR	3,500	3,099
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	6,150	6,038
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	4,500	4,393
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	2,500	2,425
La Banque Postale Home Loan SFH SA	3.125%	2/19/29	EUR	19,600	20,765
La Banque Postale Home Loan SFH SA	0.010%	10/22/29	EUR	27,000	24,188
La Banque Postale SA	0.500%	6/17/26	EUR	1,000	1,028
La Banque Postale SA	3.000%	6/9/28	EUR	4,000	4,119
La Banque Postale SA	2.000%	7/13/28	EUR	4,800	4,756
La Banque Postale SA	1.375%	4/24/29	EUR	1,800	1,707
La Banque Postale SA	0.875%	1/26/31	EUR	2,700	2,723
La Banque Postale SA	0.750%	6/23/31	EUR	10,000	8,626
La Banque Postale SA	0.750%	8/2/32	EUR	3,500	3,317
La Mondiale SAM	5.050%	Perpetual	EUR	3,369	3,610

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Poste SA	1.125%	6/4/25	EUR	5,000	5,186
La Poste SA	0.625%	10/21/26	EUR	4,800	4,762
La Poste SA	0.375%	9/17/27	EUR	9,700	9,322
La Poste SA	1.450%	11/30/28	EUR	1,100	1,071
La Poste SA	0.000%	7/18/29	EUR	5,800	5,147
La Poste SA	1.375%	4/21/32	EUR	22,800	20,641
Legrand SA	3.500%	5/29/29	EUR	5,000	5,347
Legrand SA	0.750%	5/20/30	EUR	8,500	7,799
Legrand SA	0.375%	10/6/31	EUR	800	694
LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/26	EUR	9,300	9,336
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/27	GBP	7,600	8,590
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/28	EUR	5,000	4,748
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/31	EUR	7,400	6,515
Mercialys SA	1.800%	2/27/26	EUR	2,000	2,038
Mercialys SA	2.500%	2/28/29	EUR	1,600	1,573
MMS USA Holdings Inc.	0.625%	6/13/25	EUR	3,000	3,087
MMS USA Holdings Inc.	1.250%	6/13/28	EUR	12,100	11,742
MMS USA Holdings Inc.	1.750%	6/13/31	EUR	3,300	3,115
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/52	EUR	1,500	1,259
Nerval SAS	2.875%	4/14/32	EUR	3,100	3,015
Orange SA	1.000%	5/12/25	EUR	5,000	5,193
Orange SA	1.000%	9/12/25	EUR	6,700	6,890
Orange SA	5.250%	12/5/25	GBP	674	841
Orange SA	0.000%	6/29/26	EUR	5,000	4,936
Orange SA	0.000%	9/4/26	EUR	3,000	2,943
Orange SA	0.875%	2/3/27	EUR	600	596
Orange SA	1.250%	7/7/27	EUR	4,000	3,986
Orange SA	1.375%	3/20/28	EUR	17,800	17,562
Orange SA	8.125%	11/20/28	GBP	3,184	4,452
Orange SA	2.000%	1/15/29	EUR	200	200
Orange SA	1.375%	1/16/30	EUR	16,300	15,496
Orange SA	1.875%	9/12/30	EUR	19,400	18,779
Orange SA	3.625%	11/16/31	EUR	15,000	16,118
Orange SA	3.250%	1/15/32	GBP	12,000	13,256
Orange SA	1.625%	4/7/32	EUR	7,300	6,780
Orange SA	2.375%	5/18/32	EUR	5,000	4,912
Orange SA	0.500%	9/4/32	EUR	5,500	4,583
Orange SA	8.125%	1/28/33	EUR	238	339
Orange SA	0.625%	12/16/33	EUR	9,500	7,718
Orange SA	5.625%	1/23/34	GBP	1,900	2,436
Orange SA	0.750%	6/29/34	EUR	2,000	1,629
Orange SA	1.375%	Perpetual	EUR	1,600	1,468
Orange SA	1.750%	Perpetual	EUR	3,200	3,032
Orange SA	2.375%	Perpetual	EUR	3,000	3,138
Orange SA	5.000%	Perpetual	EUR	6,529	7,077
Orange SA	5.375%	Perpetual	EUR	4,000	4,435
Orano SA	3.375%	4/23/26	EUR	8,000	8,421
Pernod Ricard SA	1.500%	5/18/26	EUR	1,500	1,532
Pernod Ricard SA	3.250%	11/2/28	EUR	11,000	11,580
Pernod Ricard SA	1.375%	4/7/29	EUR	6,400	6,168
Pernod Ricard SA	0.125%	10/4/29	EUR	10,000	8,896
Pernod Ricard SA	1.750%	4/8/30	EUR	2,600	2,501
Pernod Ricard SA	0.875%	10/24/31	EUR	5,000	4,384
Praemia Healthcare SACA	0.875%	11/4/29	EUR	8,400	7,340
PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,926	4,833
RCI Banque SA	4.125%	12/1/25	EUR	6,000	6,409
RCI Banque SA	1.750%	4/10/26	EUR	7,110	7,272
RCI Banque SA	1.625%	5/26/26	EUR	3,634	3,696
RCI Banque SA	4.500%	4/6/27	EUR	5,000	5,402
RCI Banque SA	4.875%	6/14/28	EUR	7,000	7,692
RCI Banque SA	4.875%	10/2/29	EUR	24,000	26,496
RTE Reseau de Transport d'Electricite SADIR	1.625%	11/27/25	EUR	6,400	6,625
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/27	EUR	15,900	15,064
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/29	EUR	1,000	1,028
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/30	EUR	2,500	2,353
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/34	EUR	5,000	4,121
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/35	EUR	12,200	13,008

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/36	EUR	2,900	2,587
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	EUR	5,000	4,306
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/40	EUR	8,800	6,358
Safran SA	0.125%	3/16/26	EUR	1,800	1,795
SANEF SA	0.950%	10/19/28	EUR	1,000	961
SCOR SE	3.000%	6/8/46	EUR	9,000	9,311
SCOR SE	3.625%	5/27/48	EUR	3,600	3,778
SCOR SE	1.375%	9/17/51	EUR	3,300	2,775
Societe Fonciere Lyonnaise SA	1.500%	6/5/27	EUR	3,000	3,006
Societe Fonciere Lyonnaise SA	0.500%	4/21/28	EUR	1,900	1,782
Societe Generale SA	0.125%	11/17/26	EUR	19,000	19,162
Societe Generale SA	0.750%	1/25/27	EUR	11,500	11,255
Societe Generale SA	0.847%	5/26/27	JPY	1,000,000	6,151
Societe Generale SA	4.125%	6/2/27	EUR	5,000	5,390
Societe Generale SA	0.250%	7/8/27	EUR	4,500	4,300
Societe Generale SA	1.250%	12/7/27	GBP	5,300	5,742
Societe Generale SA	2.125%	9/27/28	EUR	7,400	7,368
Societe Generale SA	4.125%	11/21/28	EUR	10,000	10,839
Societe Generale SA	1.750%	3/22/29	EUR	5,500	5,289
Societe Generale SA	0.500%	6/12/29	EUR	16,900	15,570
Societe Generale SA	1.250%	6/12/30	EUR	4,000	3,627
Societe Generale SA	1.000%	11/24/30	EUR	10,000	10,106
Societe Generale SA	4.250%	12/6/30	EUR	17,000	18,123
Societe Generale SA	1.125%	6/30/31	EUR	2,500	2,474
Societe Generale SA	5.750%	1/22/32	GBP	8,000	9,843
Societe Generale SA	4.250%	11/16/32	EUR	4,000	4,421
Societe Generale SA	5.625%	6/2/33	EUR	5,000	5,610
Societe Generale SA	6.250%	6/22/33	GBP	2,500	3,272
Societe Generale SFH SA	0.500%	1/28/26	EUR	5,500	5,578
Societe Generale SFH SA	3.625%	7/31/26	EUR	27,800	29,780
Societe Generale SFH SA	0.750%	1/19/28	EUR	5,000	4,858
Societe Generale SFH SA	1.375%	5/5/28	EUR	12,500	12,384
Societe Generale SFH SA	0.125%	2/2/29	EUR	25,100	23,111
Societe Generale SFH SA	0.010%	2/11/30	EUR	1,800	1,598
Societe Generale SFH SA	0.010%	2/5/31	EUR	40,500	34,813
Sodexo SA	2.500%	6/24/26	EUR	217	227
Sodexo SA	0.750%	4/14/27	EUR	4,086	4,071
Sodexo SA	1.750%	6/26/28	GBP	3,910	4,274
Sodexo SA	1.000%	4/27/29	EUR	3,300	3,148
Suez SACA	2.375%	5/24/30	EUR	2,000	1,954
Suez SACA	5.000%	11/3/32	EUR	1,400	1,592
Suez SACA	2.875%	5/24/34	EUR	9,100	8,741
Suez SACA	6.625%	10/5/43	GBP	4,000	5,301
TDF Infrastructure SASU	2.500%	4/7/26	EUR	400	414
TDF Infrastructure SASU	1.750%	12/1/29	EUR	7,200	6,660
Terega SASU	0.625%	2/27/28	EUR	1,000	942
Terega SASU	0.875%	9/17/30	EUR	2,500	2,200
Thales SA	0.000%	3/26/26	EUR	3,000	2,986
Thales SA	4.250%	10/18/31	EUR	5,000	5,507
Tikehau Capital SCA	6.625%	3/14/30	EUR	3,000	3,469
TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	EUR	7,700	7,639
TotalEnergies Capital International SA	1.750%	7/7/25	GBP	4,517	5,427
TotalEnergies Capital International SA	2.875%	11/19/25	EUR	4,000	4,223
TotalEnergies Capital International SA	2.500%	3/25/26	EUR	2,200	2,302
TotalEnergies Capital International SA	1.491%	4/8/27	EUR	7,000	7,038
TotalEnergies Capital International SA	0.696%	5/31/28	EUR	11,000	10,477
TotalEnergies Capital International SA	1.491%	9/4/30	EUR	500	471
TotalEnergies Capital International SA	0.952%	5/18/31	EUR	3,000	2,688
TotalEnergies Capital International SA	1.994%	4/8/32	EUR	5,200	4,944
TotalEnergies Capital International SA	1.618%	5/18/40	EUR	6,000	4,742
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	8,349
TotalEnergies SE	2.000%	Perpetual	EUR	4,691	4,320
TotalEnergies SE	2.125%	Perpetual	EUR	7,781	6,796
TotalEnergies SE	3.250%	Perpetual	EUR	2,000	1,820
TotalEnergies SE	3.369%	Perpetual	EUR	3,550	3,704
Unibail-Rodamco-Westfield SE	1.125%	9/15/25	EUR	5,700	5,851
Unibail-Rodamco-Westfield SE	1.375%	3/9/26	EUR	213	218

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Unibail-Rodamco-Westfield SE	2.500%	6/4/26	EUR	100	104
Unibail-Rodamco-Westfield SE	1.000%	2/27/27	EUR	1,700	1,681
Unibail-Rodamco-Westfield SE	0.625%	5/4/27	EUR	14,800	14,346
Unibail-Rodamco-Westfield SE	0.750%	10/25/28	EUR	2,100	1,957
Unibail-Rodamco-Westfield SE	1.500%	5/29/29	EUR	100	95
Unibail-Rodamco-Westfield SE	2.625%	4/9/30	EUR	3,000	3,050
Unibail-Rodamco-Westfield SE	1.375%	4/15/30	EUR	4,685	4,328
Unibail-Rodamco-Westfield SE	1.875%	1/15/31	EUR	11,000	10,188
Unibail-Rodamco-Westfield SE	1.375%	12/4/31	EUR	4,100	3,599
Unibail-Rodamco-Westfield SE	0.875%	3/29/32	EUR	9,200	7,715
Unibail-Rodamco-Westfield SE	2.000%	6/29/32	EUR	1,400	1,281
Unibail-Rodamco-Westfield SE	1.375%	5/25/33	EUR	800	675
Unibail-Rodamco-Westfield SE	2.000%	4/28/36	EUR	687	596
Unibail-Rodamco-Westfield SE	2.250%	5/14/38	EUR	400	343
Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	2,000	1,308
Unibail-Rodamco-Westfield SE	2.875%	Perpetual	EUR	3,500	3,527
Unibail-Rodamco-Westfield SE	7.250%	Perpetual	EUR	2,000	2,229
Veolia Environnement SA	1.750%	9/10/25	EUR	200	208
Veolia Environnement SA	0.000%	6/9/26	EUR	1,000	988
Veolia Environnement SA	4.625%	3/30/27	EUR	4,900	5,380
Veolia Environnement SA	1.250%	4/2/27	EUR	9,800	9,776
Veolia Environnement SA	1.590%	1/10/28	EUR	3,100	3,094
Veolia Environnement SA	1.250%	4/15/28	EUR	4,900	4,797
Veolia Environnement SA	0.927%	1/4/29	EUR	2,500	2,361
Veolia Environnement SA	1.500%	4/3/29	EUR	1,100	1,064
Veolia Environnement SA	1.940%	1/7/30	EUR	7,800	7,588
Veolia Environnement SA	1.625%	9/17/30	EUR	200	188
Veolia Environnement SA	5.375%	12/2/30	GBP	500	626
Veolia Environnement SA	0.800%	1/15/32	EUR	5,000	4,318
Veolia Environnement SA	6.125%	11/25/33	EUR	2,136	2,706
Verallia SA	1.625%	5/14/28	EUR	5,000	4,878
Vinci SA	1.000%	9/26/25	EUR	2,500	2,569
Vinci SA	2.250%	3/15/27	GBP	500	578
Vinci SA	0.000%	11/27/28	EUR	2,000	1,843
Vinci SA	1.625%	1/18/29	EUR	15,000	14,774
Vinci SA	1.750%	9/26/30	EUR	9,400	9,013
Vinci SA	0.500%	1/9/32	EUR	5,800	4,940
Vinci SA	2.750%	9/15/34	GBP	4,400	4,470
Vivendi SE	1.125%	12/11/28	EUR	2,700	2,711
Wendel SE	1.000%	6/1/31	EUR	3,200	2,835
Westfield America Management Ltd.	2.625%	3/30/29	GBP	3,400	3,651
					3,871,907
Germany (2.5%)
Aareal Bank AG	0.375%	7/15/25	EUR	1,073	1,096
Aareal Bank AG	0.250%	11/23/27	EUR	1,000	903
Aareal Bank AG	0.010%	2/1/28	EUR	18,800	17,545
Aareal Bank AG	0.750%	4/18/28	EUR	2,000	1,805
Aareal Bank AG	0.010%	9/15/28	EUR	11,900	10,872
Allianz Finance II BV	0.875%	1/15/26	EUR	1,000	1,023
Allianz Finance II BV	3.000%	3/13/28	EUR	1,400	1,479
Allianz Finance II BV	0.500%	1/14/31	EUR	6,200	5,511
Allianz SE	4.597%	9/7/38	EUR	9,000	9,664
Allianz SE	2.241%	7/7/45	EUR	3,400	3,541
Allianz SE	1.301%	9/25/49	EUR	4,100	3,732
Allianz SE	2.121%	7/8/50	EUR	10,000	9,335
Allianz SE	4.252%	7/5/52	EUR	7,100	7,422
Allianz SE	5.824%	7/25/53	EUR	9,900	11,470
Amprion GmbH	3.450%	9/22/27	EUR	18,000	19,001
Amprion GmbH	3.971%	9/22/32	EUR	8,000	8,603
Amprion GmbH	0.625%	9/23/33	EUR	10,100	8,070
Aroundtown SA	4.625%	9/18/25	CAD	850	588
Aroundtown SA	1.500%	5/28/26	EUR	5,900	5,830
Aroundtown SA	0.000%	7/16/26	EUR	2,400	2,284
Aroundtown SA	0.375%	4/15/27	EUR	7,400	6,651
Aroundtown SA	1.450%	7/9/28	EUR	3,000	2,653
Aroundtown SA	3.000%	10/16/29	GBP	2,017	1,938
Aroundtown SA	3.625%	4/10/31	GBP	1,500	1,407

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aroundtown SA	1.625%	Perpetual	EUR	2,000	981
BASF SE	4.000%	3/8/29	EUR	3,000	3,257
BASF SE	1.500%	5/22/30	EUR	3,901	3,736
BASF SE	1.500%	3/17/31	EUR	10,200	9,467
BASF SE	0.875%	10/6/31	EUR	238	211
BASF SE	4.250%	3/8/32	EUR	10,000	11,005
BASF SE	1.450%	12/13/32	EUR	8,100	7,451
BASF SE	1.625%	11/15/37	EUR	746	621
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/34	EUR	23,100	21,930
Bayer AG	0.750%	1/6/27	EUR	6,500	6,350
Bayer AG	0.375%	1/12/29	EUR	4,000	3,589
Bayer AG	1.125%	1/6/30	EUR	700	632
Bayer AG	0.625%	7/12/31	EUR	4,600	3,795
Bayer AG	1.375%	7/6/32	EUR	18,000	15,261
Bayer AG	4.625%	5/26/33	EUR	2,500	2,701
Bayer AG	1.000%	1/12/36	EUR	4,600	3,384
Bayer Capital Corp. BV	1.500%	6/26/26	EUR	7,100	7,170
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,100	9,651
Bayerische Landesbank	0.625%	7/19/27	EUR	977	958
Bayerische Landesbank	3.000%	5/22/29	EUR	12,500	13,196
Bayerische Landesbank	0.200%	5/20/30	EUR	20,000	17,883
Bayerische Landesbank	0.050%	4/30/31	EUR	5,000	4,302
Bayerische Landesbank	1.000%	9/23/31	EUR	5,000	4,728
Berlin Hyp AG	0.625%	10/22/25	EUR	125	128
Berlin Hyp AG	3.000%	10/25/27	EUR	30,000	31,697
Berlin Hyp AG	0.010%	1/24/28	EUR	7,299	6,901
Berlin Hyp AG	0.010%	7/7/28	EUR	20,510	19,138
Berlin Hyp AG	0.375%	5/29/29	EUR	10,000	9,258
Berlin Hyp AG	0.500%	11/5/29	EUR	3,000	2,673
Berlin Hyp AG	0.125%	1/18/30	EUR	1,126	1,010
Berlin Hyp AG	0.250%	5/19/33	EUR	8,127	6,694
Bertelsmann SE & Co. KGaA	2.000%	4/1/28	EUR	4,000	4,030
Bertelsmann SE & Co. KGaA	3.500%	5/29/29	EUR	2,900	3,059
BMW Canada Inc.	4.410%	2/10/27	CAD	1,200	861
BMW Finance NV	1.000%	8/29/25	EUR	3,891	4,013
BMW Finance NV	0.000%	1/11/26	EUR	16,635	16,795
BMW Finance NV	3.250%	11/22/26	EUR	3,000	3,187
BMW Finance NV	0.375%	1/14/27	EUR	3,174	3,135
BMW Finance NV	1.500%	2/6/29	EUR	12,227	11,985
BMW Finance NV	0.200%	1/11/33	EUR	2,545	2,068
BMW Finance NV	3.625%	5/22/35	EUR	3,000	3,194
BMW US Capital LLC	3.375%	2/2/34	EUR	6,000	6,248
Brenntag Finance BV	1.125%	9/27/25	EUR	1,725	1,771
Clearstream Banking AG	0.000%	12/1/25	EUR	8,200	8,254
Commerzbank AG	0.625%	5/28/25	EUR	4,388	4,535
Commerzbank AG	0.875%	9/8/25	EUR	4,925	5,068
Commerzbank AG	1.000%	3/4/26	EUR	10,605	10,787
Commerzbank AG	2.875%	4/28/26	EUR	5,000	5,281
Commerzbank AG	0.500%	6/9/26	EUR	7,314	7,343
Commerzbank AG	0.500%	12/4/26	EUR	7,314	7,223
Commerzbank AG	0.125%	12/15/26	EUR	5,755	5,647
Commerzbank AG	0.875%	1/22/27	EUR	2,500	2,464
Commerzbank AG	0.625%	8/24/27	EUR	537	525
Commerzbank AG	3.000%	9/14/27	EUR	11,500	11,958
Commerzbank AG	4.625%	3/21/28	EUR	7,200	7,787
Commerzbank AG	3.375%	8/28/28	EUR	16,985	18,217
Commerzbank AG	3.125%	4/20/29	EUR	22,000	23,364
Commerzbank AG	5.125%	1/18/30	EUR	10,000	11,033
Commerzbank AG	0.010%	3/11/30	EUR	4,388	3,894
Commerzbank AG	3.125%	6/13/33	EUR	5,000	5,324
Commerzbank AG	1.250%	1/9/34	EUR	3,413	3,049
Continental AG	2.500%	8/27/26	EUR	6,500	6,774
Continental AG	3.625%	11/30/27	EUR	2,500	2,657
Covestro AG	0.875%	2/3/26	EUR	398	404
Covestro AG	1.375%	6/12/30	EUR	2,000	1,870
Daimler Truck Finance Canada Inc.	5.180%	9/19/25	CAD	3,500	2,537
Daimler Truck Finance Canada Inc.	2.460%	12/15/26	CAD	1,504	1,022

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Daimler Truck Finance Canada Inc.	5.220%	9/20/27	CAD	600	439
Daimler Truck Finance Canada Inc.	5.770%	9/25/28	CAD	1,800	1,344
Daimler Truck International Finance BV	3.875%	6/19/26	EUR	5,000	5,349
Daimler Truck International Finance BV	1.625%	4/6/27	EUR	17,000	17,121
Daimler Truck International Finance BV	3.875%	6/19/29	EUR	4,000	4,304
DekaBank Deutsche Girozentrale	0.300%	11/20/26	EUR	2,500	2,442
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	300	293
Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	11,976	14,311
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	1,219	1,262
Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	1,907	2,255
Deutsche Bahn Finance GmbH	3.125%	7/24/26	GBP	125	150
Deutsche Bahn Finance GmbH	0.500%	4/9/27	EUR	6,740	6,648
Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	249	242
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	6,706	7,010
Deutsche Bahn Finance GmbH	0.375%	6/23/29	EUR	1,390	1,287
Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	25	24
Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	1,464	1,378
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	11,317	10,248
Deutsche Bahn Finance GmbH	0.200%	5/20/33	CHF	6,515	6,372
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	4,779	4,404
Deutsche Bahn Finance GmbH	0.750%	7/16/35	EUR	6,935	5,519
Deutsche Bahn Finance GmbH	0.625%	4/15/36	EUR	17,995	13,837
Deutsche Bahn Finance GmbH	1.375%	4/16/40	EUR	4,932	3,830
Deutsche Bahn Finance GmbH	0.625%	12/8/50	EUR	10,449	5,598
Deutsche Bahn Finance GmbH	1.125%	5/29/51	EUR	4,494	2,776
Deutsche Bahn Finance GmbH	1.600%	Perpetual	EUR	3,900	3,573
Deutsche Bank AG	2.625%	2/12/26	EUR	7,800	8,136
Deutsche Bank AG	4.000%	6/24/26	GBP	3,000	3,659
Deutsche Bank AG	1.625%	1/20/27	EUR	9,000	9,014
Deutsche Bank AG	0.750%	2/17/27	EUR	9,300	9,350
Deutsche Bank AG	1.750%	1/17/28	EUR	3,700	3,647
Deutsche Bank AG	3.250%	5/24/28	EUR	8,500	8,830
Deutsche Bank AG	0.250%	8/31/28	EUR	2,439	2,287
Deutsche Bank AG	5.375%	1/11/29	EUR	2,000	2,220
Deutsche Bank AG	3.375%	3/13/29	EUR	12,200	13,063
Deutsche Bank AG	3.750%	1/15/30	EUR	8,000	8,462
Deutsche Bank AG	1.750%	11/19/30	EUR	14,000	12,962
Deutsche Bank AG	6.125%	12/12/30	GBP	3,600	4,462
Deutsche Bank AG	5.625%	5/19/31	EUR	7,000	7,505
Deutsche Bank AG	1.375%	2/17/32	EUR	11,500	10,156
Deutsche Bank AG	4.000%	6/24/32	EUR	9,400	9,639
Deutsche Bank AG	2.500%	9/20/32	EUR	10,000	10,124
Deutsche Boerse AG	0.000%	2/22/26	EUR	8,700	8,704
Deutsche Boerse AG	1.125%	3/26/28	EUR	1,876	1,834
Deutsche Boerse AG	1.500%	4/4/32	EUR	4,800	4,449
Deutsche Boerse AG	3.875%	9/28/33	EUR	6,000	6,551
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	900	885
Deutsche Lufthansa AG	3.000%	5/29/26	EUR	5,000	5,217
Deutsche Lufthansa AG	2.875%	5/16/27	EUR	26,500	27,212
Deutsche Pfandbriefbank AG	0.625%	8/30/27	EUR	23,300	22,456
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	2,975	3,014
Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	4,876	4,064
Deutsche Post AG	1.250%	4/1/26	EUR	4,000	4,095
Deutsche Post AG	0.375%	5/20/26	EUR	13,302	13,366
Deutsche Post AG	1.625%	12/5/28	EUR	18,735	18,689
Deutsche Post AG	0.750%	5/20/29	EUR	1,818	1,743
Deutsche Post AG	3.375%	7/3/33	EUR	5,000	5,317
Deutsche Telekom AG	0.500%	7/5/27	EUR	12,348	12,101
Deutsche Telekom AG	1.750%	3/25/31	EUR	2,500	2,415
Deutsche Telekom AG	3.125%	2/6/34	GBP	766	811
Deutsche Telekom AG	1.375%	7/5/34	EUR	1,710	1,522
Deutsche Telekom AG	2.250%	3/29/39	EUR	2,073	1,904
Deutsche Telekom AG	1.750%	12/9/49	EUR	4,007	3,041
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	18,960	19,551
Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	2,522	2,564
Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	3,851	3,896
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	25	27

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	9,950	9,913
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	4,439	6,393
Deutsche Telekom International Finance BV	2.250%	4/13/29	GBP	2,132	2,367
Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,242	8,245
Deutsche Telekom International Finance BV	7.625%	6/15/30	GBP	498	707
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	1,185	1,614
Deutsche Wohnen SE	1.500%	4/30/30	EUR	4,000	3,661
DZ HYP AG	0.375%	6/6/25	EUR	1,000	1,030
DZ HYP AG	0.500%	11/13/25	EUR	7,802	7,946
DZ HYP AG	0.750%	2/2/26	EUR	5,000	5,085
DZ HYP AG	0.375%	3/31/26	EUR	3,023	3,042
DZ HYP AG	0.100%	8/31/26	EUR	500	494
DZ HYP AG	0.500%	9/30/26	EUR	4,876	4,854
DZ HYP AG	0.500%	4/1/27	EUR	2,500	2,456
DZ HYP AG	0.750%	6/30/27	EUR	586	577
DZ HYP AG	0.625%	8/30/27	EUR	5,000	4,887
DZ HYP AG	0.875%	3/22/28	EUR	10,755	10,472
DZ HYP AG	0.010%	6/23/28	EUR	55,000	51,336
DZ HYP AG	0.010%	10/27/28	EUR	9,000	8,313
DZ HYP AG	0.875%	1/30/29	EUR	4,876	4,665
DZ HYP AG	0.050%	6/29/29	EUR	4,876	4,423
DZ HYP AG	0.875%	1/18/30	EUR	6,100	5,723
DZ HYP AG	0.010%	3/29/30	EUR	17,269	15,300
DZ HYP AG	0.010%	11/15/30	EUR	10,000	8,692
DZ HYP AG	0.875%	4/17/34	EUR	4,876	4,174
DZ HYP AG	0.375%	11/10/34	EUR	5,000	3,986
E.ON International Finance BV	1.625%	5/30/26	EUR	6,242	6,393
E.ON International Finance BV	1.250%	10/19/27	EUR	5,463	5,408
E.ON International Finance BV	1.500%	7/31/29	EUR	10,418	10,047
E.ON International Finance BV	6.250%	6/3/30	GBP	10,434	13,626
E.ON International Finance BV	6.375%	6/7/32	GBP	3,073	4,055
E.ON International Finance BV	4.750%	1/31/34	GBP	2,800	3,270
E.ON International Finance BV	5.875%	10/30/37	GBP	5,600	7,040
E.ON International Finance BV	6.750%	1/27/39	GBP	400	542
E.ON International Finance BV	6.125%	7/6/39	GBP	1,500	1,920
E.ON SE	0.250%	10/24/26	EUR	1,851	1,821
E.ON SE	0.375%	9/29/27	EUR	10,439	10,038
E.ON SE	3.500%	1/12/28	EUR	7,000	7,486
E.ON SE	0.750%	2/20/28	EUR	4,526	4,410
E.ON SE	3.750%	3/1/29	EUR	27,000	29,133
E.ON SE	1.625%	5/22/29	EUR	9,984	9,740
E.ON SE	0.350%	2/28/30	EUR	5,017	4,472
E.ON SE	1.625%	3/29/31	EUR	10,782	10,150
E.ON SE	0.625%	11/7/31	EUR	11,436	9,847
E.ON SE	0.875%	10/18/34	EUR	2,875	2,355
E.ON SE	3.875%	1/12/35	EUR	16,500	17,659
E.ON SE	3.750%	1/15/36	EUR	4,000	4,205
E.ON SE	3.500%	10/26/37	EUR	2,800	2,835
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	7,600	7,338
EnBW Energie Baden-Wuerttemberg AG	1.875%	6/29/80	EUR	5,300	5,315
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/81	EUR	4,000	3,709
EnBW International Finance BV	2.500%	6/4/26	EUR	5,560	5,790
EnBW International Finance BV	0.250%	10/19/30	EUR	6,881	6,008
EnBW International Finance BV	0.500%	3/1/33	EUR	5,650	4,548
EnBW International Finance BV	4.300%	5/23/34	EUR	12,700	13,914
EnBW International Finance BV	4.000%	1/24/35	EUR	8,000	8,568
EnBW International Finance BV	6.125%	7/7/39	EUR	2,090	2,691
Eurogrid GmbH	1.875%	6/10/25	EUR	9,700	10,139
Eurogrid GmbH	1.500%	4/18/28	EUR	10,800	10,556
Eurogrid GmbH	3.722%	4/27/30	EUR	20,700	22,005
Eurogrid GmbH	1.113%	5/15/32	EUR	4,000	3,479
Eurogrid GmbH	0.741%	4/21/33	EUR	5,400	4,428
Evonik Industries AG	0.625%	9/18/25	EUR	2,900	2,964
EWE AG	0.250%	6/8/28	EUR	5,000	4,625
EWE AG	0.375%	10/22/32	EUR	9,038	7,248
Fresenius Finance Ireland plc	2.125%	2/1/27	EUR	5,000	5,119
Fresenius Finance Ireland plc	0.500%	10/1/28	EUR	5,635	5,246

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Fresenius Finance Ireland plc	0.875%	10/1/31	EUR	4,000	3,402
Fresenius Finance Ireland plc	3.000%	1/30/32	EUR	710	708
Fresenius Medical Care AG	1.500%	7/11/25	EUR	100	104
Fresenius Medical Care AG	1.500%	5/29/30	EUR	2,276	2,107
Fresenius SE & Co. KGaA	1.875%	5/24/25	EUR	5,000	5,223
Fresenius SE & Co. KGaA	1.625%	10/8/27	EUR	4,876	4,869
Fresenius SE & Co. KGaA	0.750%	1/15/28	EUR	5,608	5,373
Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	3,352	3,475
Fresenius SE & Co. KGaA	5.000%	11/28/29	EUR	5,900	6,594
Grand City Properties SA	1.375%	8/3/26	EUR	8,800	8,707
Grand City Properties SA	1.500%	2/22/27	EUR	4,100	4,013
Grand City Properties SA	0.125%	1/11/28	EUR	4,400	3,951
Grand City Properties SA	1.500%	Perpetual	EUR	500	334
Hamburg Commercial Bank AG	0.375%	3/9/26	EUR	3,300	3,244
Hamburg Commercial Bank AG	0.500%	9/22/26	EUR	10,100	9,851
Hamburg Commercial Bank AG	0.010%	1/19/27	EUR	2,700	2,605
Hamburg Commercial Bank AG	3.375%	2/1/28	EUR	12,008	12,705
Hannover Rueck SE	1.750%	10/8/40	EUR	10,100	9,225
Hannover Rueck SE	5.875%	8/26/43	EUR	6,500	7,638
Hannover Rueck SE	3.375%	Perpetual	EUR	6,000	6,300
Heidelberg Materials AG	3.750%	5/31/32	EUR	8,000	8,437
Heidelberg Materials Finance Luxembourg SA	1.625%	4/7/26	EUR	3,755	3,860
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/27	EUR	100	101
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/27	EUR	8,373	8,207
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/28	EUR	2,200	2,188
Henkel AG & Co. KGaA	0.500%	11/17/32	EUR	2,500	2,132
HOCHTIEF AG	0.625%	4/26/29	EUR	4,998	4,522
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/28	EUR	2,900	2,712
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/33	EUR	3,600	2,983
Infineon Technologies AG	1.625%	6/24/29	EUR	4,200	4,076
Infineon Technologies AG	2.000%	6/24/32	EUR	1,800	1,704
ING-DiBa AG	0.250%	11/16/26	EUR	2,500	2,467
ING-DiBa AG	0.125%	5/23/27	EUR	17,500	16,942
ING-DiBa AG	1.250%	10/9/33	EUR	6,000	5,370
ING-DiBa AG	1.000%	5/23/39	EUR	9,400	7,295
Landesbank Baden-Wuerttemberg	0.375%	2/18/27	EUR	24,500	23,569
Landesbank Baden-Wuerttemberg	0.010%	7/16/27	EUR	1,580	1,519
Landesbank Baden-Wuerttemberg	0.010%	9/18/28	EUR	4,003	3,716
Landesbank Baden-Wuerttemberg	0.375%	5/7/29	EUR	6,500	5,827
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/12/25	EUR	2,400	2,464
Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	200	205
Landesbank Hessen-Thueringen Girozentrale	2.375%	9/21/26	EUR	15,000	15,634
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/27	EUR	4,000	3,968
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/27	EUR	22,500	21,615
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/27	EUR	12,500	13,411
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/30	EUR	5,000	5,394
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/37	EUR	4,000	3,036
LANXESS AG	1.125%	5/16/25	EUR	2,501	2,592
LANXESS AG	0.625%	12/1/29	EUR	6,600	5,725
LEG Immobilien SE	0.375%	1/17/26	EUR	2,300	2,304
LEG Immobilien SE	0.875%	11/28/27	EUR	4,500	4,344
LEG Immobilien SE	0.875%	1/17/29	EUR	4,600	4,208
LEG Immobilien SE	0.750%	6/30/31	EUR	3,000	2,507
LEG Immobilien SE	1.000%	11/19/32	EUR	1,700	1,391
LEG Immobilien SE	0.875%	3/30/33	EUR	2,300	1,836
LEG Immobilien SE	1.500%	1/17/34	EUR	4,900	4,009
Mercedes-Benz Finance Canada Inc.	1.650%	9/22/25	CAD	3,325	2,304
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/28	CAD	1,700	1,251
Mercedes-Benz Group AG	1.000%	11/15/27	EUR	4,740	4,675
Mercedes-Benz Group AG	1.375%	5/11/28	EUR	2,500	2,482
Mercedes-Benz Group AG	0.750%	2/8/30	EUR	9,388	8,674
Mercedes-Benz Group AG	2.375%	5/22/30	EUR	11,900	12,029
Mercedes-Benz Group AG	0.750%	9/10/30	EUR	2,439	2,225
Mercedes-Benz Group AG	2.000%	2/27/31	EUR	5,581	5,481
Mercedes-Benz Group AG	1.125%	11/6/31	EUR	4,876	4,426
Mercedes-Benz Group AG	0.750%	3/11/33	EUR	4,900	4,173
Mercedes-Benz Group AG	2.125%	7/3/37	EUR	1,818	1,654

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mercedes-Benz International Finance BV	1.000%	11/11/25	EUR	10,240	10,528
Mercedes-Benz International Finance BV	1.375%	6/26/26	EUR	17,484	17,876
Mercedes-Benz International Finance BV	2.000%	8/22/26	EUR	16,072	16,588
Mercedes-Benz International Finance BV	0.375%	11/8/26	EUR	7,314	7,259
Mercedes-Benz International Finance BV	1.500%	2/9/27	EUR	4,700	4,774
Mercedes-Benz International Finance BV	0.625%	5/6/27	EUR	7,314	7,212
Mercedes-Benz International Finance BV	3.700%	5/30/31	EUR	3,000	3,265
Mercedes-Benz International Finance BV	3.250%	1/10/32	EUR	6,800	7,097
Merck Financial Services GmbH	0.500%	7/16/28	EUR	4,000	3,787
Merck Financial Services GmbH	0.875%	7/5/31	EUR	200	179
Merck KGaA	1.625%	9/9/80	EUR	5,400	5,426
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	10,425	10,501
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	586	584
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	6,339	6,244
Muenchener Hypothekenbank eG	3.000%	8/4/27	EUR	25,000	26,423
Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	7,314	7,118
Muenchener Hypothekenbank eG	0.500%	6/14/28	CHF	8,000	8,383
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	6,217	6,442
Muenchener Hypothekenbank eG	1.875%	8/25/32	EUR	32,000	30,963
Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	4,535	3,535
Muenchener Hypothekenbank eG	0.010%	10/19/39	EUR	3,635	2,341
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/41	EUR	6,700	5,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/42	EUR	3,000	2,505
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	2,200	2,236
Norddeutsche Landesbank-Girozentrale	0.500%	6/29/26	EUR	25	25
Norddeutsche Landesbank-Girozentrale	0.010%	9/23/26	EUR	14,600	14,355
Norddeutsche Landesbank-Girozentrale	0.250%	10/28/26	EUR	4,876	4,812
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/29	EUR	39,655	37,595
Roadster Finance DAC	2.375%	12/8/32	EUR	100	95
Robert Bosch GmbH	4.000%	6/2/35	EUR	4,000	4,318
Robert Bosch GmbH	4.375%	6/2/43	EUR	9,000	9,785
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	500	516
RWE AG	2.500%	8/24/25	EUR	2,000	2,099
RWE AG	2.125%	5/24/26	EUR	2,000	2,070
RWE AG	0.500%	11/26/28	EUR	8,695	8,123
RWE AG	2.750%	5/24/30	EUR	9,500	9,581
RWE AG	0.625%	6/11/31	EUR	7,491	6,499
RWE AG	1.000%	11/26/33	EUR	6,585	5,402
RWE AG	4.125%	2/13/35	EUR	3,000	3,231
Santander Consumer Bank AG	4.500%	6/30/26	EUR	5,000	5,372
SAP SE	0.125%	5/18/26	EUR	5,000	4,999
SAP SE	1.750%	2/22/27	EUR	3,000	3,092
SAP SE	1.250%	3/10/28	EUR	2,900	2,872
SAP SE	0.375%	5/18/29	EUR	6,900	6,384
SAP SE	1.625%	3/10/31	EUR	7,600	7,292
Sartorius Finance BV	4.500%	9/14/32	EUR	5,000	5,483
Sartorius Finance BV	4.875%	9/14/35	EUR	5,000	5,576
Siemens Energy Finance BV	4.000%	4/5/26	EUR	5,000	5,311
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	500	605
Siemens Financieringsmaatschappij NV	1.000%	9/6/27	EUR	1,000	995
Siemens Financieringsmaatschappij NV	0.900%	2/28/28	EUR	1,000	978
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	7,523	7,940
Siemens Financieringsmaatschappij NV	0.250%	2/20/29	EUR	23,200	21,495
Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	9,179	8,419
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	13,275	12,662
Siemens Financieringsmaatschappij NV	2.750%	9/9/30	EUR	5,100	5,271
Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	3,128	2,936
Siemens Financieringsmaatschappij NV	3.375%	8/24/31	EUR	7,000	7,499
Siemens Financieringsmaatschappij NV	0.500%	2/20/32	EUR	3,800	3,275
Siemens Financieringsmaatschappij NV	3.000%	9/8/33	EUR	15,000	15,458
Siemens Financieringsmaatschappij NV	0.500%	9/5/34	EUR	3,413	2,731
Siemens Financieringsmaatschappij NV	1.250%	2/25/35	EUR	7,600	6,505
Siemens Financieringsmaatschappij NV	3.375%	2/22/37	EUR	3,000	3,122
Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	7,984	6,738
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,600	3,723
Siemens Financieringsmaatschappij NV	3.625%	2/22/44	EUR	3,000	3,136
Sirius Real Estate Ltd.	1.125%	6/22/26	EUR	100	98

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Talanx AG	4.000%	10/25/29	EUR	2,500	2,704
Talanx AG	2.250%	12/5/47	EUR	13,800	13,591
Traton Finance Luxembourg SA	4.125%	11/22/25	EUR	27,000	28,840
Traton Finance Luxembourg SA	4.250%	5/16/28	EUR	5,000	5,379
Traton Finance Luxembourg SA	0.750%	3/24/29	EUR	8,000	7,337
Traton Finance Luxembourg SA	1.250%	3/24/33	EUR	4,600	3,906
UniCredit Bank GmbH	0.625%	11/20/25	EUR	10,400	10,608
UniCredit Bank GmbH	0.500%	5/4/26	EUR	125	126
UniCredit Bank GmbH	0.500%	2/23/27	EUR	27,000	26,552
UniCredit Bank GmbH	0.010%	11/19/27	EUR	10,000	9,484
UniCredit Bank GmbH	0.010%	9/15/28	EUR	7,545	6,986
UniCredit Bank GmbH	0.875%	1/11/29	EUR	6,192	5,925
UniCredit Bank GmbH	0.125%	11/22/29	EUR	7,000	6,297
UniCredit Bank GmbH	0.010%	6/24/30	EUR	6,242	5,486
UniCredit Bank GmbH	0.250%	1/15/32	EUR	9,508	8,129
UniCredit Bank GmbH	0.850%	5/22/34	EUR	17,363	14,784
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	5,590	5,902
Vier Gas Transport GmbH	0.125%	9/10/29	EUR	4,000	3,560
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	634	649
Volkswagen Bank GmbH	4.250%	1/7/26	EUR	5,000	5,355
Volkswagen Bank GmbH	2.500%	7/31/26	EUR	2,700	2,788
Volkswagen Bank GmbH	4.625%	5/3/31	EUR	11,000	12,017
Volkswagen Financial Services AG	2.250%	10/16/26	EUR	4,103	4,235
Volkswagen Financial Services AG	0.125%	2/12/27	EUR	16,000	15,462
Volkswagen Financial Services AG	0.875%	1/31/28	EUR	13,583	12,970
Volkswagen Financial Services AG	3.375%	4/6/28	EUR	7,838	8,275
Volkswagen Financial Services AG	0.375%	2/12/30	EUR	2,397	2,097
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/27	AUD	5,000	3,203
Volkswagen Financial Services NV	3.250%	4/13/27	GBP	4,400	5,142
Volkswagen Financial Services NV	2.125%	1/18/28	GBP	8,700	9,624
Volkswagen Financial Services NV	1.375%	9/14/28	GBP	4,300	4,515
Volkswagen International Finance NV	4.125%	11/15/25	EUR	11,200	11,982
Volkswagen International Finance NV	3.875%	3/29/26	EUR	5,000	5,333
Volkswagen International Finance NV	3.375%	11/16/26	GBP	3,600	4,263
Volkswagen International Finance NV	1.875%	3/30/27	EUR	20,000	20,198
Volkswagen International Finance NV	3.750%	9/28/27	EUR	4,000	4,255
Volkswagen International Finance NV	2.625%	11/16/27	EUR	5,000	5,124
Volkswagen International Finance NV	4.250%	3/29/29	EUR	5,000	5,401
Volkswagen International Finance NV	3.250%	11/18/30	EUR	200	206
Volkswagen International Finance NV	1.250%	9/23/32	EUR	2,900	2,511
Volkswagen International Finance NV	3.300%	3/22/33	EUR	300	305
Volkswagen International Finance NV	4.125%	11/16/38	EUR	5,700	6,087
Volkswagen International Finance NV	1.500%	1/21/41	EUR	4,000	2,887
Volkswagen International Finance NV	3.500%	Perpetual	EUR	2,500	2,383
Volkswagen International Finance NV	3.500%	Perpetual	EUR	10,600	11,083
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	12,099
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	7,822
Volkswagen International Finance NV	3.875%	Perpetual	EUR	15,700	15,459
Volkswagen International Finance NV	4.375%	Perpetual	EUR	4,000	3,889
Volkswagen International Finance NV	4.625%	Perpetual	EUR	2,358	2,487
Volkswagen International Finance NV	4.625%	Perpetual	EUR	5,700	5,861
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	1,064	1,104
Volkswagen Leasing GmbH	0.250%	1/12/26	EUR	2,500	2,514
Volkswagen Leasing GmbH	0.375%	7/20/26	EUR	8,147	8,064
Volkswagen Leasing GmbH	0.500%	1/12/29	EUR	12,099	11,061
Volkswagen Leasing GmbH	0.625%	7/19/29	EUR	4,000	3,626
Vonovia SE	1.800%	6/29/25	EUR	1,800	1,871
Vonovia SE	0.000%	12/1/25	EUR	7,000	7,008
Vonovia SE	1.375%	1/28/26	EUR	5,200	5,293
Vonovia SE	1.500%	3/22/26	EUR	7,600	7,732
Vonovia SE	1.500%	6/10/26	EUR	2,500	2,531
Vonovia SE	0.625%	7/9/26	EUR	8,000	7,937
Vonovia SE	1.750%	1/25/27	EUR	100	101
Vonovia SE	0.375%	6/16/27	EUR	3,500	3,330
Vonovia SE	0.625%	10/7/27	EUR	3,000	2,847
Vonovia SE	1.875%	6/28/28	EUR	10,400	10,127
Vonovia SE	0.250%	9/1/28	EUR	6,000	5,399

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Vonovia SE	0.625%	12/14/29	EUR	11,300	9,867
Vonovia SE	2.250%	4/7/30	EUR	1,900	1,816
Vonovia SE	1.000%	7/9/30	EUR	2,800	2,469
Vonovia SE	5.000%	11/23/30	EUR	2,000	2,203
Vonovia SE	2.375%	3/25/32	EUR	5,100	4,767
Vonovia SE	0.750%	9/1/32	EUR	4,900	3,927
Vonovia SE	1.000%	6/16/33	EUR	9,400	7,478
Vonovia SE	1.125%	9/14/34	EUR	10,000	7,736
Vonovia SE	2.750%	3/22/38	EUR	700	615
Vonovia SE	1.625%	10/7/39	EUR	1,400	991
Vonovia SE	1.000%	1/28/41	EUR	2,000	1,226
Vonovia SE	1.500%	6/14/41	EUR	2,000	1,319
VW Credit Canada Inc.	1.500%	9/23/25	CAD	3,040	2,098
VW Credit Canada Inc.	5.800%	11/17/25	CAD	3,000	2,194
VW Credit Canada Inc.	2.450%	12/10/26	CAD	1,785	1,213
VW Credit Canada Inc.	5.860%	11/15/27	CAD	2,000	1,487
Wintershall Dea Finance BV	0.840%	9/25/25	EUR	1,900	1,930
Wintershall Dea Finance BV	1.332%	9/25/28	EUR	3,500	3,286
Wintershall Dea Finance BV	1.823%	9/25/31	EUR	4,900	4,317
					2,831,743
Hong Kong (0.0%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	317	330
Prudential Funding Asia plc	5.875%	5/11/29	GBP	1,541	1,958
Prudential Funding Asia plc	6.125%	12/19/31	GBP	2,322	2,916
					5,204
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	EUR	1,100	960
Ireland (0.1%)
AIB Group plc	3.625%	7/4/26	EUR	9,000	9,567
AIB Group plc	2.250%	4/4/28	EUR	13,200	13,392
AIB Group plc	5.750%	2/16/29	EUR	6,300	7,117
AIB Group plc	4.625%	7/23/29	EUR	10,000	10,897
Bank of Ireland Group plc	1.875%	6/5/26	EUR	8,000	8,337
Bank of Ireland Group plc	4.875%	7/16/28	EUR	9,000	9,857
Bank of Ireland Group plc	5.000%	7/4/31	EUR	5,000	5,602
Bank of Ireland Group plc	7.594%	12/6/32	GBP	1,000	1,283
Bank of Ireland Group plc	6.750%	3/1/33	EUR	4,260	4,822
Dell Bank International DAC	0.500%	10/27/26	EUR	12,500	12,323
Dell Bank International DAC	4.500%	10/18/27	EUR	5,000	5,451
ESB Finance DAC	2.125%	6/8/27	EUR	3,154	3,217
ESB Finance DAC	1.875%	6/14/31	EUR	8,037	7,569
ESB Finance DAC	4.000%	5/3/32	EUR	1,500	1,619
ESB Finance DAC	2.125%	11/5/33	EUR	3,429	3,161
ESB Finance DAC	3.750%	1/25/43	EUR	2,500	2,523
Freshwater Finance plc	4.607%	10/17/36	GBP	2,108	2,224
GAS Networks Ireland	1.375%	12/5/26	EUR	1,228	1,232
Kerry Group Financial Services Unltd Co.	2.375%	9/10/25	EUR	5,139	5,379
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	3,396	3,411
Ryanair DAC	2.875%	9/15/25	EUR	10,172	10,718
Smurfit Kappa Acquisitions ULC	2.875%	1/15/26	EUR	5,286	5,537
Smurfit Kappa Treasury ULC	1.500%	9/15/27	EUR	8,500	8,380
Smurfit Kappa Treasury ULC	1.000%	9/22/33	EUR	6,571	5,489
					149,107
Italy (0.9%)
2i Rete Gas SpA	1.750%	8/28/26	EUR	465	473
2i Rete Gas SpA	1.608%	10/31/27	EUR	3,234	3,214
2i Rete Gas SpA	0.579%	1/29/31	EUR	10,200	8,805
A2A SpA	0.625%	7/15/31	EUR	2,000	1,690
A2A SpA	0.625%	10/28/32	EUR	2,302	1,852
A2A SpA	1.000%	11/2/33	EUR	3,000	2,413
A2A SpA	4.375%	2/3/34	EUR	2,000	2,164
ACEA SpA	1.000%	10/24/26	EUR	3,063	3,057
ACEA SpA	1.500%	6/8/27	EUR	11,966	12,002
ACEA SpA	0.500%	4/6/29	EUR	16,904	15,461
ACEA SpA	0.250%	7/28/30	EUR	1,093	945

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aeroporti di Roma SpA	1.625%	6/8/27	EUR	1,860	1,875
Aeroporti di Roma SpA	1.750%	7/30/31	EUR	1,863	1,711
AMCO - Asset Management Co. SpA	2.250%	7/17/27	EUR	10,042	10,175
AMCO - Asset Management Co. SpA	0.750%	4/20/28	EUR	4,552	4,257
Assicurazioni Generali SpA	5.125%	9/16/24	EUR	1,545	1,654
Assicurazioni Generali SpA	2.124%	10/1/30	EUR	3,500	3,259
Assicurazioni Generali SpA	2.429%	7/14/31	EUR	2,000	1,861
Assicurazioni Generali SpA	1.713%	6/30/32	EUR	2,700	2,358
Assicurazioni Generali SpA	5.800%	7/6/32	EUR	3,000	3,435
Assicurazioni Generali SpA	5.399%	4/20/33	EUR	6,000	6,712
Assicurazioni Generali SpA	5.500%	10/27/47	EUR	10,936	12,002
Assicurazioni Generali SpA	5.000%	6/8/48	EUR	4,000	4,350
Assicurazioni Generali SpA	6.269%	Perpetual	GBP	5,100	6,391
Assicurazioni Generali SpA	4.596%	Perpetual	EUR	10,000	10,637
ASTM SpA	1.625%	2/8/28	EUR	3,182	3,126
ASTM SpA	1.500%	1/25/30	EUR	10,707	9,915
ASTM SpA	2.375%	11/25/33	EUR	3,200	2,850
Autostrade per l'Italia SpA	2.000%	12/4/28	EUR	13,500	13,138
Autostrade per l'Italia SpA	1.875%	9/26/29	EUR	4,000	3,789
Autostrade per l'Italia SpA	2.000%	1/15/30	EUR	4,000	3,803
Autostrade per l'Italia SpA	4.750%	1/24/31	EUR	6,000	6,532
Autostrade per l'Italia SpA	2.250%	1/25/32	EUR	9,000	8,278
Autostrade per l'Italia SpA	5.125%	6/14/33	EUR	4,000	4,448
Banca Monte dei Paschi di Siena SpA	2.125%	11/26/25	EUR	4,461	4,630
Banco BPM SpA	3.750%	6/27/28	EUR	7,500	8,010
Banco BPM SpA	4.875%	1/17/30	EUR	10,000	10,853
Banco BPM SpA	3.375%	1/24/30	EUR	18,300	19,256
BPER Banca	3.750%	10/22/28	EUR	31,700	34,110
Coca-Cola HBC Finance BV	1.000%	5/14/27	EUR	5,000	4,934
Credit Agricole Italia SpA	0.625%	1/13/26	EUR	8,900	9,021
Credit Agricole Italia SpA	1.000%	3/25/27	EUR	7,400	7,339
Credit Agricole Italia SpA	0.250%	1/17/28	EUR	2,500	2,363
Credit Agricole Italia SpA	1.625%	3/21/29	EUR	1,000	979
Credit Agricole Italia SpA	3.500%	1/15/30	EUR	21,900	23,379
Credit Agricole Italia SpA	1.000%	9/30/31	EUR	14,100	12,695
Credit Agricole Italia SpA	3.500%	3/11/36	EUR	20,000	21,344
Credit Agricole Italia SpA	1.750%	1/15/38	EUR	2,500	2,129
Credit Agricole Italia SpA	1.000%	1/17/45	EUR	300	195
Enel Finance International NV	1.375%	6/1/26	EUR	18,270	18,601
Enel Finance International NV	0.000%	6/17/27	EUR	3,000	2,878
Enel Finance International NV	0.375%	6/17/27	EUR	5,892	5,675
Enel Finance International NV	1.000%	10/20/27	GBP	12,199	13,279
Enel Finance International NV	2.875%	4/11/29	GBP	5,300	5,938
Enel Finance International NV	0.375%	5/28/29	EUR	23,100	21,216
Enel Finance International NV	0.500%	6/17/30	EUR	30,800	27,699
Enel Finance International NV	4.000%	2/20/31	EUR	7,000	7,544
Enel Finance International NV	0.875%	9/28/34	EUR	3,100	2,447
Enel Finance International NV	1.125%	10/17/34	EUR	4,547	3,703
Enel Finance International NV	1.250%	1/17/35	EUR	3,000	2,456
Enel Finance International NV	3.875%	1/23/35	EUR	6,000	6,266
Enel Finance International NV	0.875%	6/17/36	EUR	2,786	2,075
Enel Finance International NV	5.750%	9/14/40	GBP	3,390	4,182
Enel SpA	5.625%	6/21/27	EUR	7,060	8,010
Enel SpA	5.750%	6/22/37	GBP	1,455	1,811
Enel SpA	3.500%	Perpetual	EUR	11,386	12,015
Enel SpA	3.375%	Perpetual	EUR	8,120	8,393
Enel SpA	1.375%	Perpetual	EUR	12,552	11,874
Enel SpA	1.875%	Perpetual	EUR	6,000	5,243
Enel SpA	2.250%	Perpetual	EUR	13,023	12,960
Eni SpA	3.750%	9/12/25	EUR	3,279	3,501
Eni SpA	1.500%	2/2/26	EUR	931	958
Eni SpA	1.250%	5/18/26	EUR	10,333	10,497
Eni SpA	1.500%	1/17/27	EUR	2,457	2,478
Eni SpA	1.625%	5/17/28	EUR	1,209	1,193
Eni SpA	0.375%	6/14/28	EUR	5,000	4,680
Eni SpA	1.125%	9/19/28	EUR	2,683	2,584
Eni SpA	3.625%	1/29/29	EUR	3,400	3,634

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eni SpA	0.625%	1/23/30	EUR	15,089	13,610
Eni SpA	2.000%	5/18/31	EUR	7,000	6,655
Eni SpA	3.875%	1/15/34	EUR	5,000	5,283
Eni SpA	1.000%	10/11/34	EUR	2,908	2,336
Eni SpA	2.000%	Perpetual	EUR	2,000	1,959
Eni SpA	2.625%	Perpetual	EUR	3,910	4,040
Eni SpA	2.750%	Perpetual	EUR	6,276	5,886
Eni SpA	3.375%	Perpetual	EUR	6,437	6,361
Ferrovie dello Stato Italiane SpA	1.500%	6/27/25	EUR	13,000	13,519
Ferrovie dello Stato Italiane SpA	3.750%	4/14/27	EUR	10,000	10,660
Ferrovie dello Stato Italiane SpA	4.500%	5/23/33	EUR	7,000	7,758
Hera SpA	0.875%	10/14/26	EUR	2,457	2,435
Hera SpA	0.875%	7/5/27	EUR	4,913	4,789
Hera SpA	5.200%	1/29/28	EUR	2,908	3,253
Hera SpA	0.250%	12/3/30	EUR	2,900	2,458
Hera SpA	4.250%	4/20/33	EUR	3,400	3,661
Hera SpA	1.000%	4/25/34	EUR	3,491	2,790
Iccrea Banca SpA	6.875%	1/20/28	EUR	5,000	5,685
Intesa Sanpaolo SpA	1.125%	7/14/25	EUR	2,500	2,586
Intesa Sanpaolo SpA	1.000%	9/25/25	EUR	4,913	5,051
Intesa Sanpaolo SpA	3.250%	2/10/26	EUR	2,000	2,116
Intesa Sanpaolo SpA	0.375%	9/14/26	EUR	4,913	4,857
Intesa Sanpaolo SpA	1.000%	11/19/26	EUR	6,367	6,327
Intesa Sanpaolo SpA	1.125%	10/4/27	EUR	6,683	6,587
Intesa Sanpaolo SpA	5.000%	3/8/28	EUR	5,000	5,477
Intesa Sanpaolo SpA	0.750%	3/16/28	EUR	7,000	6,664
Intesa Sanpaolo SpA	1.750%	3/20/28	EUR	12,669	12,527
Intesa Sanpaolo SpA	3.625%	6/30/28	EUR	11,000	11,761
Intesa Sanpaolo SpA	6.500%	3/14/29	GBP	4,500	5,652
Intesa Sanpaolo SpA	1.250%	1/15/30	EUR	100	95
Intesa Sanpaolo SpA	2.500%	1/15/30	GBP	6,455	6,739
Intesa Sanpaolo SpA	4.875%	5/19/30	EUR	15,000	16,849
Intesa Sanpaolo SpA	1.350%	2/24/31	EUR	18,875	16,807
Intesa Sanpaolo SpA	5.125%	8/29/31	EUR	5,570	6,361
Intesa Sanpaolo SpA	5.625%	3/8/33	EUR	2,000	2,326
Intesa Sanpaolo SpA	2.625%	3/11/36	GBP	2,776	2,431
Iren SpA	1.950%	9/19/25	EUR	2,908	3,023
Italgas SpA	0.875%	4/24/30	EUR	3,908	3,521
Mediobanca Banca di Credito Finanziario SpA	1.125%	7/15/25	EUR	3,459	3,570
Mediobanca Banca di Credito Finanziario SpA	1.375%	11/10/25	EUR	5,275	5,431
Mediobanca Banca di Credito Finanziario SpA	0.875%	1/15/26	EUR	7,821	7,919
Mediobanca Banca di Credito Finanziario SpA	0.750%	11/2/28	EUR	5,000	4,796
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/29	EUR	11,274	10,638
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/30	EUR	13,000	14,102
Snam SpA	0.875%	10/25/26	EUR	9,570	9,498
Snam SpA	0.750%	6/20/29	EUR	10,600	9,745
Snam SpA	0.750%	6/17/30	EUR	2,500	2,230
Snam SpA	0.625%	6/30/31	EUR	10,000	8,598
Snam SpA	1.000%	9/12/34	EUR	3,910	3,120
Terna - Rete Elettrica Nazionale	1.375%	7/26/27	EUR	4,796	4,754
Terna - Rete Elettrica Nazionale	1.000%	10/11/28	EUR	6,502	6,194
Terna - Rete Elettrica Nazionale	3.625%	4/21/29	EUR	8,000	8,491
UniCredit SpA	0.325%	1/19/26	EUR	5,000	5,029
UniCredit SpA	1.250%	6/16/26	EUR	16,056	16,624
UniCredit SpA	0.375%	10/31/26	EUR	9,297	9,176
UniCredit SpA	3.375%	1/31/27	EUR	25,000	26,579
UniCredit SpA	2.200%	7/22/27	EUR	18,465	18,900
UniCredit SpA	0.925%	1/18/28	EUR	5,000	4,936
UniCredit SpA	4.450%	2/16/29	EUR	9,000	9,715
UniCredit SpA	3.500%	7/31/30	EUR	22,834	24,473
UniCredit SpA	0.850%	1/19/31	EUR	22,014	19,263
					1,018,335
Japan (0.5%)
Asahi Group Holdings Ltd.	0.280%	3/6/26	JPY	600,000	3,792
Asahi Group Holdings Ltd.	0.336%	4/19/27	EUR	5,500	5,313
Asahi Group Holdings Ltd.	0.290%	6/1/27	JPY	200,000	1,255
Asahi Group Holdings Ltd.	0.541%	10/23/28	EUR	4,750	4,426

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Astellas Pharma Inc.	0.519%	8/31/28	JPY	200,000	1,259
Bridgestone Corp.	0.295%	4/21/27	JPY	300,000	1,883
Central Japan Railway Co.	2.157%	12/18/29	JPY	500,000	3,407
Central Nippon Expressway Co. Ltd.	0.070%	10/21/25	JPY	450,000	2,841
Central Nippon Expressway Co. Ltd.	0.060%	3/18/26	JPY	200,000	1,259
Central Nippon Expressway Co. Ltd.	0.050%	5/8/26	JPY	4,600,000	28,924
Central Nippon Expressway Co. Ltd.	0.050%	7/27/26	JPY	480,000	3,019
Central Nippon Expressway Co. Ltd.	0.040%	9/17/26	JPY	300,000	1,882
Central Nippon Expressway Co. Ltd.	0.125%	3/18/27	JPY	300,000	1,881
Central Nippon Expressway Co. Ltd.	0.166%	8/18/27	JPY	1,000,000	6,261
Central Nippon Expressway Co. Ltd.	0.439%	12/13/27	JPY	400,000	2,526
Central Nippon Expressway Co. Ltd.	0.628%	1/21/28	JPY	200,000	1,269
Central Nippon Expressway Co. Ltd.	0.514%	2/21/28	JPY	300,000	1,897
Central Nippon Expressway Co. Ltd.	0.385%	5/18/28	JPY	400,000	2,513
Central Nippon Expressway Co. Ltd.	0.439%	8/17/28	JPY	1,200,000	7,548
Central Nippon Expressway Co. Ltd.	0.464%	9/14/28	JPY	500,000	3,144
Chugoku Electric Power Co. Inc.	0.920%	5/25/33	JPY	300,000	1,856
Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	700,000	4,065
Denso Corp.	0.315%	3/17/28	JPY	500,000	3,127
East Japan Railway Co.	1.162%	9/15/28	GBP	3,326	3,520
East Japan Railway Co.	3.245%	9/8/30	EUR	5,000	5,258
East Japan Railway Co.	4.750%	12/8/31	GBP	5,000	6,049
East Japan Railway Co.	4.875%	6/14/34	GBP	5,150	6,177
East Japan Railway Co.	1.104%	9/15/39	EUR	5,786	4,293
East Japan Railway Co.	4.110%	2/22/43	EUR	10,500	11,314
East Nippon Expressway Co. Ltd.	0.070%	6/20/25	JPY	650,000	4,111
East Nippon Expressway Co. Ltd.	0.230%	6/18/27	JPY	600,000	3,771
East Nippon Expressway Co. Ltd.	0.140%	7/31/29	JPY	630,000	3,883
East Nippon Expressway Co. Ltd.	0.140%	11/29/29	JPY	400,000	2,458
East Nippon Expressway Co. Ltd.	0.220%	1/31/30	JPY	370,000	2,279
East Nippon Expressway Co. Ltd.	0.185%	1/29/31	JPY	200,000	1,217
East Nippon Expressway Co. Ltd.	0.230%	4/23/31	JPY	600,000	3,651
East Nippon Expressway Co. Ltd.	0.140%	7/15/31	JPY	10,000	60
ENEOS Holdings Inc.	0.834%	6/15/32	JPY	200,000	1,223
Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	800,000	4,987
FUJIFILM Holdings Corp.	0.195%	4/20/27	JPY	200,000	1,255
Hikari Tsushin Inc.	1.790%	3/23/33	JPY	300,000	1,820
Hitachi Ltd.	0.290%	3/12/30	JPY	200,000	1,218
JT International Financial Services BV	1.000%	11/26/29	EUR	3,696	3,431
JT International Financial Services BV	2.750%	9/28/33	GBP	2,501	2,528
JT International Financial Services BV	2.375%	4/7/81	EUR	4,913	5,014
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	586,000	3,663
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	119,000	750
Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	341,000	2,122
Kansai Electric Power Co. Inc.	0.440%	12/20/30	JPY	373,000	2,277
Kansai Electric Power Co. Inc.	0.370%	9/19/31	JPY	213,000	1,275
Kirin Holdings Co. Ltd.	0.090%	6/3/26	JPY	200,000	1,256
Kubota Corp.	0.300%	6/2/27	JPY	400,000	2,508
Kubota Corp.	0.514%	6/2/32	JPY	300,000	1,823
Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	89,000	552
Kyushu Electric Power Co. Inc.	0.375%	11/22/29	JPY	600,000	3,700
Kyushu Electric Power Co. Inc.	0.340%	4/25/31	JPY	50,000	301
Mitsubishi Corp.	1.518%	6/25/32	JPY	300,000	1,944
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/31	JPY	400,000	2,392
Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	629
Mitsubishi UFJ Financial Group Inc.	0.770%	3/5/27	JPY	500,000	3,174
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/27	JPY	300,000	1,875
Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	200,000	1,235
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/29	JPY	500,000	3,175
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	7,821	7,362
Mitsui Fudosan Co. Ltd.	0.810%	6/6/33	JPY	600,000	3,677
Mitsui Fudosan Co. Ltd.	1.057%	9/12/33	JPY	200,000	1,245
Mizuho Financial Group Inc.	0.184%	4/13/26	EUR	5,400	5,390
Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	127,000	798
Mizuho Financial Group Inc.	5.628%	6/13/28	GBP	2,100	2,644
Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	2,457	2,207
Mizuho Financial Group Inc.	0.797%	4/15/30	EUR	4,913	4,416

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mizuho Financial Group Inc.	0.560%	6/24/30	JPY	400,000	2,526
Mizuho Financial Group Inc.	0.895%	6/24/30	JPY	100,000	616
Mizuho Financial Group Inc.	4.608%	8/28/30	EUR	3,200	3,557
Mizuho Financial Group Inc.	0.693%	10/7/30	EUR	19,300	16,943
Mizuho Financial Group Inc.	4.029%	9/5/32	EUR	2,000	2,163
Mizuho Financial Group Inc.	0.979%	10/28/32	JPY	300,000	1,799
Mizuho Financial Group Inc.	0.843%	4/12/33	EUR	3,000	2,534
Mizuho Financial Group Inc.	1.015%	7/13/33	JPY	550,000	3,450
Mizuho Financial Group Inc.	1.412%	7/13/33	JPY	500,000	3,086
MUFG Bank Ltd.	1.950%	11/12/25	JPY	400,000	2,567
Nissan Motor Co. Ltd.	3.201%	9/17/28	EUR	5,053	5,154
NTT Finance Corp.	0.180%	12/19/25	JPY	1,000,000	6,307
NTT Finance Corp.	0.280%	12/20/27	JPY	100,000	625
NTT Finance Corp.	0.614%	9/20/28	JPY	400,000	2,527
NTT Finance Corp.	0.399%	12/13/28	EUR	8,400	7,808
NTT Finance Corp.	0.648%	6/20/30	JPY	200,000	1,260
NTT Finance Corp.	0.380%	9/20/30	JPY	4,300,000	26,460
NTT Finance Corp.	0.270%	9/19/31	JPY	200,000	1,210
NTT Finance Corp.	0.838%	6/20/33	JPY	1,000,000	6,227
ORIX Corp.	4.477%	6/1/28	EUR	4,500	4,920
Panasonic Holdings Corp.	0.470%	9/18/26	JPY	1,000,000	6,353
Panasonic Holdings Corp.	0.709%	9/14/28	JPY	700,000	4,432
Panasonic Holdings Corp.	0.370%	3/5/30	JPY	300,000	1,841
Panasonic Holdings Corp.	1.342%	9/14/33	JPY	500,000	3,201
Seven & i Holdings Co. Ltd.	0.280%	12/20/27	JPY	200,000	1,245
Sompo Japan Insurance Inc.	0.425%	10/14/27	JPY	200,000	1,256
Sony Group Corp.	0.450%	12/8/27	JPY	100,000	630
Sony Group Corp.	0.300%	10/10/29	JPY	300,000	1,852
Sumitomo Electric Industries Ltd.	0.809%	7/13/33	JPY	300,000	1,835
Sumitomo Mitsui Banking Corp.	0.010%	9/10/25	EUR	40,533	41,143
Sumitomo Mitsui Banking Corp.	0.267%	6/18/26	EUR	4,913	4,857
Sumitomo Mitsui Banking Corp.	0.409%	11/7/29	EUR	3,459	3,099
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	5,455	5,559
Sumitomo Mitsui Financial Group Inc.	0.550%	6/8/27	JPY	200,000	1,261
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/29	JPY	300,000	1,879
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/29	EUR	5,365	4,861
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/27	EUR	8,868	8,349
Suntory Holdings Ltd.	0.800%	5/25/33	JPY	200,000	1,224
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	4,181	4,306
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/27	EUR	5,000	4,876
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	14,786	15,144
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/31	JPY	1,000,000	5,965
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	EUR	5,500	4,911
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	EUR	4,136	3,356
TDK Corp.	0.260%	12/1/28	JPY	400,000	2,475
Toyota Finance Corp.	0.210%	10/21/25	JPY	100,000	632
Toyota Motor Corp.	0.219%	3/18/31	JPY	500,000	3,023
Toyota Motor Corp.	0.735%	6/1/33	JPY	400,000	2,441
Toyota Motor Finance Netherlands BV	0.000%	10/27/25	EUR	1,276	1,291
Toyota Motor Finance Netherlands BV	0.750%	12/19/25	GBP	4,000	4,657
Toyota Motor Finance Netherlands BV	3.375%	1/13/26	EUR	5,000	5,316
West Nippon Expressway Co. Ltd.	0.116%	5/23/25	JPY	500,000	3,165
West Nippon Expressway Co. Ltd.	0.050%	3/19/26	JPY	1,000,000	6,294
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	470,000	2,961
West Nippon Expressway Co. Ltd.	0.175%	8/28/26	JPY	1,440,000	9,066
West Nippon Expressway Co. Ltd.	0.200%	10/19/26	JPY	200,000	1,260
West Nippon Expressway Co. Ltd.	0.105%	3/19/27	JPY	500,000	3,134
West Nippon Expressway Co. Ltd.	0.390%	5/25/28	JPY	700,000	4,406
West Nippon Expressway Co. Ltd.	0.369%	7/27/28	JPY	500,000	3,141
West Nippon Expressway Co. Ltd.	0.484%	8/31/28	JPY	400,000	2,524
					528,214
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/28	EUR	6,393	5,900
Acef Holding SCA	1.250%	4/26/30	EUR	8,086	7,257
ArcelorMittal SA	1.750%	11/19/25	EUR	7,786	8,030
AXA Logistics Europe Master SCA	0.375%	11/15/26	EUR	3,000	2,916
AXA Logistics Europe Master SCA	0.875%	11/15/29	EUR	1,000	885

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bevco Lux Sarl	1.000%	1/16/30	EUR	3,786	3,367
Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	EUR	6,471	6,330
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	EUR	4,710	4,554
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	GBP	1,200	1,288
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	EUR	4,272	3,964
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	EUR	6,200	6,228
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/32	GBP	4,200	4,630
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	EUR	4,658	4,322
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.900%	10/12/29	EUR	1,600	1,439
Czech Gas Networks Investments Sarl	0.450%	9/8/29	EUR	1,400	1,238
Czech Gas Networks Investments Sarl	0.875%	3/31/31	EUR	3,000	2,565
Eurofins Scientific SE	3.750%	7/17/26	EUR	9,400	9,973
Eurofins Scientific SE	4.000%	7/6/29	EUR	8,157	8,652
JAB Holdings BV	1.750%	6/25/26	EUR	6,900	7,032
JAB Holdings BV	2.500%	4/17/27	EUR	2,500	2,570
JAB Holdings BV	1.000%	12/20/27	EUR	3,000	2,895
JAB Holdings BV	2.500%	6/25/29	EUR	1,900	1,901
JAB Holdings BV	4.750%	6/29/32	EUR	9,000	9,930
JAB Holdings BV	3.375%	4/17/35	EUR	3,000	2,941
JAB Holdings BV	2.250%	12/19/39	EUR	11,200	8,844
Logicor Financing Sarl	2.250%	5/13/25	EUR	1,499	1,566
Logicor Financing Sarl	1.500%	7/13/26	EUR	4,000	4,003
Logicor Financing Sarl	1.625%	7/15/27	EUR	4,913	4,776
Logicor Financing Sarl	3.250%	11/13/28	EUR	5,820	5,855
Logicor Financing Sarl	2.750%	1/15/30	GBP	4,000	4,136
Logicor Financing Sarl	1.625%	1/17/30	EUR	2,000	1,815
Logicor Financing Sarl	0.875%	1/14/31	EUR	1,986	1,648
P3 Group Sarl	0.875%	1/26/26	EUR	300	302
P3 Group Sarl	1.625%	1/26/29	EUR	3,100	2,901
Prologis International Funding II SA	1.750%	3/15/28	EUR	375	371
Prologis International Funding II SA	0.875%	7/9/29	EUR	2,958	2,703
Prologis International Funding II SA	3.625%	3/7/30	EUR	4,000	4,176
Prologis International Funding II SA	3.125%	6/1/31	EUR	3,000	3,004
Prologis International Funding II SA	1.625%	6/17/32	EUR	6,181	5,445
Prologis International Funding II SA	3.000%	2/22/42	GBP	800	691
SELP Finance Sarl	1.500%	12/20/26	EUR	2,552	2,543
SELP Finance Sarl	0.875%	5/27/29	EUR	10,900	9,812
SES SA	0.875%	11/4/27	EUR	1,810	1,720
SES SA	2.000%	7/2/28	EUR	2,100	2,045
					179,163
Mexico (0.0%)
America Movil SAB de CV	5.000%	10/27/26	GBP	3,139	3,882
America Movil SAB de CV	0.750%	6/26/27	EUR	2,141	2,095
America Movil SAB de CV	2.125%	3/10/28	EUR	2,501	2,521
America Movil SAB de CV	5.750%	6/28/30	GBP	3,410	4,354
America Movil SAB de CV	4.948%	7/22/33	GBP	1,100	1,334
America Movil SAB de CV	4.375%	8/7/41	GBP	3,704	3,938
					18,124
Netherlands (1.1%)
ABN AMRO Bank NV	1.250%	5/28/25	EUR	16,000	16,612
ABN AMRO Bank NV	3.625%	1/10/26	EUR	10,000	10,669
ABN AMRO Bank NV	0.875%	1/14/26	EUR	10,500	10,724
ABN AMRO Bank NV	2.375%	6/1/27	EUR	7,000	7,186
ABN AMRO Bank NV	4.000%	1/16/28	EUR	5,000	5,358
ABN AMRO Bank NV	5.125%	2/22/28	GBP	7,600	9,386
ABN AMRO Bank NV	4.375%	10/20/28	EUR	22,000	23,944
ABN AMRO Bank NV	0.500%	9/23/29	EUR	10,000	8,981
ABN AMRO Bank NV	1.500%	9/30/30	EUR	10,593	10,208
ABN AMRO Bank NV	1.000%	4/13/31	EUR	4,000	3,699
ABN AMRO Bank NV	3.000%	6/1/32	EUR	2,100	2,140
ABN AMRO Bank NV	5.125%	2/22/33	EUR	10,000	10,852
ABN AMRO Bank NV	1.000%	6/2/33	EUR	4,300	3,722
ABN AMRO Bank NV	5.500%	9/21/33	EUR	10,000	11,040
ABN AMRO Bank NV	1.375%	1/10/34	EUR	7,000	6,323
ABN AMRO Bank NV	4.500%	11/21/34	EUR	10,000	11,207
ABN AMRO Bank NV	0.375%	1/14/35	EUR	19,600	15,515

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ABN AMRO Bank NV	1.375%	1/12/37	EUR	10,800	9,196
ABN AMRO Bank NV	1.450%	4/12/38	EUR	13,700	11,491
ABN AMRO Bank NV	1.125%	4/23/39	EUR	2,500	1,948
ABN AMRO Bank NV	0.400%	9/17/41	EUR	11,400	7,371
Aegon Bank NV	0.750%	6/27/59	EUR	1,300	1,276
Aegon Ltd.	6.125%	12/15/31	GBP	1,000	1,292
Akzo Nobel NV	1.125%	4/8/26	EUR	2,050	2,084
Akzo Nobel NV	1.625%	4/14/30	EUR	11,400	10,806
Alliander NV	0.375%	6/10/30	EUR	3,684	3,288
Alliander NV	0.875%	6/24/32	EUR	2,000	1,742
ASML Holding NV	1.375%	7/7/26	EUR	9,275	9,479
ASML Holding NV	1.625%	5/28/27	EUR	733	743
ASML Holding NV	0.625%	5/7/29	EUR	3,786	3,560
ASR Nederland NV	7.000%	12/7/43	EUR	8,500	10,112
ASR Nederland NV	5.125%	9/29/45	EUR	3,455	3,703
ASR Nederland NV	3.375%	5/2/49	EUR	4,075	4,025
Athora Netherlands NV	2.250%	7/15/31	EUR	3,260	3,200
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	7,752	8,312
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	2,829	2,898
Cooperatieve Rabobank UA	0.625%	4/26/26	EUR	7,000	7,074
Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	500	318
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	6,470	7,299
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	2,146	2,184
Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	22,600	21,814
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	7,645	9,413
Cooperatieve Rabobank UA	0.375%	12/1/27	EUR	12,900	12,602
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	18,500	18,143
Cooperatieve Rabobank UA	1.875%	7/12/28	GBP	10,500	11,772
Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	20,000	19,228
Cooperatieve Rabobank UA	4.233%	4/25/29	EUR	14,000	15,154
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	3,688	4,313
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,466	4,268
Cooperatieve Rabobank UA	4.000%	1/10/30	EUR	9,000	9,731
Cooperatieve Rabobank UA	0.125%	12/1/31	EUR	10,800	9,217
Cooperatieve Rabobank UA	0.750%	3/2/32	EUR	3,000	2,677
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	3,700	3,420
Cooperatieve Rabobank UA	7.074%	10/26/32	AUD	1,700	1,130
Cooperatieve Rabobank UA	0.625%	2/25/33	EUR	11,800	9,798
Cooperatieve Rabobank UA	3.106%	6/7/33	EUR	12,500	13,315
Cooperatieve Rabobank UA	3.064%	2/1/34	EUR	10,000	10,577
Cooperatieve Rabobank UA	3.822%	7/26/34	EUR	5,000	5,332
Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	3,500	2,985
Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	6,000	4,475
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	316	396
CTP NV	2.125%	10/1/25	EUR	700	725
CTP NV	0.875%	1/20/26	EUR	3,500	3,514
CTP NV	0.625%	9/27/26	EUR	4,957	4,851
CTP NV	0.750%	2/18/27	EUR	5,786	5,605
CTP NV	1.250%	6/21/29	EUR	300	273
CTP NV	1.500%	9/27/31	EUR	2,496	2,137
de Volksbank NV	0.500%	1/30/26	EUR	3,700	3,746
de Volksbank NV	0.250%	6/22/26	EUR	3,000	2,956
de Volksbank NV	2.375%	5/4/27	EUR	6,700	6,883
de Volksbank NV	0.750%	5/18/27	EUR	2,500	2,472
de Volksbank NV	0.375%	3/3/28	EUR	7,300	6,768
de Volksbank NV	1.750%	10/22/30	EUR	3,000	3,058
de Volksbank NV	0.750%	10/24/31	EUR	2,457	2,194
DSM BV	0.750%	9/28/26	EUR	10,700	10,685
DSM BV	0.250%	6/23/28	EUR	4,000	3,756
DSM BV	0.625%	6/23/32	EUR	8,500	7,259
Enexis Holding NV	0.875%	4/28/26	EUR	6,000	6,063
Enexis Holding NV	0.750%	7/2/31	EUR	5,000	4,406
Enexis Holding NV	3.625%	6/12/34	EUR	5,000	5,390
Euronext NV	1.125%	6/12/29	EUR	4,000	3,776
Euronext NV	0.750%	5/17/31	EUR	3,000	2,637
Euronext NV	1.500%	5/17/41	EUR	3,200	2,461
EXOR NV	1.750%	1/18/28	EUR	2,592	2,593

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EXOR NV	2.250%	4/29/30	EUR	5,947	5,873
EXOR NV	0.875%	1/19/31	EUR	3,000	2,657
Heineken NV	2.875%	8/4/25	EUR	2,863	3,023
Heineken NV	1.375%	1/29/27	EUR	4,958	4,985
Heineken NV	1.500%	10/3/29	EUR	100	96
Heineken NV	2.250%	3/30/30	EUR	7,369	7,311
Heineken NV	3.875%	9/23/30	EUR	7,500	8,110
Heineken NV	1.250%	5/7/33	EUR	4,000	3,471
Heineken NV	1.750%	5/7/40	EUR	11,529	9,336
IMCD NV	4.875%	9/18/28	EUR	5,000	5,446
ING Bank NV	3.000%	2/15/26	EUR	5,000	5,289
ING Bank NV	0.875%	4/11/28	EUR	7,700	7,494
ING Bank NV	2.500%	2/21/30	EUR	30,000	30,820
ING Bank NV	2.750%	1/10/32	EUR	10,000	10,372
ING Bank NV	0.125%	12/8/32	EUR	18,400	15,638
ING Groep NV	2.125%	1/10/26	EUR	3,200	3,322
ING Groep NV	1.250%	2/16/27	EUR	21,700	22,082
ING Groep NV	0.375%	9/29/28	EUR	24,800	23,513
ING Groep NV	0.250%	2/18/29	EUR	19,800	18,392
ING Groep NV	0.250%	2/1/30	EUR	9,500	8,528
ING Groep NV	1.000%	11/13/30	EUR	5,000	5,051
ING Groep NV	0.875%	11/29/30	EUR	3,000	2,709
ING Groep NV	1.750%	2/16/31	EUR	5,400	5,121
ING Groep NV	2.125%	5/26/31	EUR	8,000	8,162
ING Groep NV	0.875%	6/9/32	EUR	3,000	2,874
ING Groep NV	1.000%	11/16/32	EUR	5,000	4,759
ING Groep NV	6.250%	5/20/33	GBP	3,500	4,347
ING Groep NV	4.125%	8/24/33	EUR	2,000	2,112
ING Groep NV	5.250%	11/14/33	EUR	2,000	2,324
ING Groep NV	4.750%	5/23/34	EUR	10,000	11,287
JDE Peet's NV	0.000%	1/16/26	EUR	3,000	2,993
JDE Peet's NV	0.625%	2/9/28	EUR	8,300	7,839
JDE Peet's NV	0.500%	1/16/29	EUR	10,500	9,571
JDE Peet's NV	1.125%	6/16/33	EUR	8,000	6,563
Koninklijke Ahold Delhaize NV	1.750%	4/2/27	EUR	5,000	5,079
Koninklijke Ahold Delhaize NV	0.375%	3/18/30	EUR	4,000	3,566
Koninklijke KPN NV	5.750%	9/17/29	GBP	1,944	2,482
Koninklijke KPN NV	3.875%	7/3/31	EUR	2,500	2,699
Koninklijke KPN NV	0.875%	12/14/32	EUR	9,400	7,936
Koninklijke KPN NV	0.875%	11/15/33	EUR	1,800	1,480
Koninklijke KPN NV	3.875%	2/16/36	EUR	5,000	5,224
Koninklijke Philips NV	0.500%	5/22/26	EUR	3,000	3,001
Koninklijke Philips NV	1.375%	5/2/28	EUR	3,775	3,693
Koninklijke Philips NV	2.000%	3/30/30	EUR	4,913	4,763
LeasePlan Corp. NV	2.125%	5/6/25	EUR	2,900	3,039
LeasePlan Corp. NV	0.250%	2/23/26	EUR	10,891	10,863
LeasePlan Corp. NV	0.250%	9/7/26	EUR	4,000	3,923
Louis Dreyfus Co. Finance BV	1.625%	4/28/28	EUR	2,100	2,049
Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	3,900	3,995
Nationale-Nederlanden Bank NV	0.500%	9/21/28	EUR	9,000	8,361
Nationale-Nederlanden Bank NV	0.375%	3/4/41	EUR	10,000	6,563
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	8,293	8,407
Nederlandse Gasunie NV	0.375%	10/3/31	EUR	1,455	1,231
NIBC Bank NV	0.625%	6/1/26	EUR	5,700	5,728
NIBC Bank NV	0.250%	9/9/26	EUR	10,000	9,761
NIBC Bank NV	0.500%	3/19/27	EUR	7,600	7,468
NIBC Bank NV	1.000%	9/11/28	EUR	2,500	2,414
NIBC Bank NV	0.010%	10/15/29	EUR	5,000	4,465
NIBC Bank NV	0.125%	4/21/31	EUR	23,000	19,720
NN Group NV	1.625%	6/1/27	EUR	3,100	3,103
NN Group NV	5.250%	3/1/43	EUR	3,800	4,128
NN Group NV	6.000%	11/3/43	EUR	4,500	5,112
NN Group NV	4.625%	1/13/48	EUR	6,591	7,057
NN Group NV	4.500%	Perpetual	EUR	5,300	5,628
PostNL NV	1.000%	11/21/24	EUR	957	1,005
PostNL NV	0.625%	9/23/26	EUR	2,457	2,411
RELX Finance BV	3.375%	3/20/33	EUR	2,500	2,614

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Schiphol Group NV	2.000%	4/6/29	EUR	17,546	17,428
Royal Schiphol Group NV	0.875%	9/8/32	EUR	5,000	4,306
Shell International Finance BV	1.625%	1/20/27	EUR	11,925	12,179
Shell International Finance BV	0.125%	11/8/27	EUR	2,457	2,339
Shell International Finance BV	1.500%	4/7/28	EUR	8,000	7,911
Shell International Finance BV	1.250%	5/12/28	EUR	4,217	4,119
Shell International Finance BV	0.750%	8/15/28	EUR	4,913	4,685
Shell International Finance BV	1.000%	12/10/30	GBP	2,771	2,719
Shell International Finance BV	1.875%	4/7/32	EUR	8,913	8,393
Shell International Finance BV	0.875%	11/8/39	EUR	4,868	3,437
Shell International Finance BV	1.750%	9/10/52	GBP	2,457	1,439
Stedin Holding NV	0.875%	10/24/25	EUR	6,650	6,806
Stedin Holding NV	0.500%	11/14/29	EUR	2,457	2,220
Stedin Holding NV	2.375%	6/3/30	EUR	2,500	2,494
TenneT Holding BV	1.000%	6/13/26	EUR	100	102
TenneT Holding BV	1.625%	11/17/26	EUR	7,200	7,411
TenneT Holding BV	1.375%	6/5/28	EUR	13,613	13,562
TenneT Holding BV	3.875%	10/28/28	EUR	3,600	3,922
TenneT Holding BV	1.375%	6/26/29	EUR	5,149	5,046
TenneT Holding BV	2.125%	11/17/29	EUR	7,000	7,086
TenneT Holding BV	0.875%	6/3/30	EUR	5,403	5,148
TenneT Holding BV	0.500%	6/9/31	EUR	4,000	3,712
TenneT Holding BV	0.125%	11/30/32	EUR	500	450
TenneT Holding BV	2.375%	5/17/33	EUR	5,000	4,979
TenneT Holding BV	1.250%	10/24/33	EUR	822	750
TenneT Holding BV	4.500%	10/28/34	EUR	2,000	2,279
TenneT Holding BV	0.875%	6/16/35	EUR	14,300	12,759
TenneT Holding BV	1.875%	6/13/36	EUR	2,737	2,525
TenneT Holding BV	1.500%	6/3/39	EUR	9,162	8,363
TenneT Holding BV	0.500%	11/30/40	EUR	5,916	5,069
TenneT Holding BV	1.125%	6/9/41	EUR	5,300	4,384
TenneT Holding BV	2.750%	5/17/42	EUR	10,000	9,631
TenneT Holding BV	4.750%	10/28/42	EUR	2,450	2,898
Universal Music Group NV	3.000%	6/30/27	EUR	4,028	4,211
Universal Music Group NV	4.000%	6/13/31	EUR	5,000	5,401
Vesteda Finance BV	1.500%	5/24/27	EUR	1,906	1,889
Vesteda Finance BV	0.750%	10/18/31	EUR	2,786	2,370
VIA Outlets BV	1.750%	11/15/28	EUR	2,400	2,255
Wolters Kluwer NV	0.250%	3/30/28	EUR	1,500	1,413
Wolters Kluwer NV	0.750%	7/3/30	EUR	2,800	2,534
					1,205,997
New Zealand (0.0%)
ANZ New Zealand International Ltd.	0.200%	9/23/27	EUR	16,876	15,998
ASB Bank Ltd.	0.750%	10/9/25	EUR	2,457	2,512
ASB Bank Ltd.	1.646%	5/4/26	NZD	3,000	1,640
ASB Bank Ltd.	0.250%	5/21/31	EUR	34,362	29,327
Bank of New Zealand	1.884%	6/8/26	NZD	1,000	547
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	200	124
Westpac New Zealand Ltd.	1.439%	2/24/26	NZD	4,000	2,189
					52,337
Norway (0.3%)
Aker BP ASA	1.125%	5/12/29	EUR	3,200	2,986
DNB Bank ASA	3.625%	2/16/27	EUR	10,000	10,616
DNB Bank ASA	4.000%	8/17/27	GBP	7,000	8,457
DNB Bank ASA	3.125%	9/21/27	EUR	2,400	2,520
DNB Bank ASA	0.375%	1/18/28	EUR	200	195
DNB Bank ASA	4.500%	7/19/28	EUR	4,500	4,897
DNB Bank ASA	0.250%	2/23/29	EUR	12,000	11,182
DNB Bank ASA	4.000%	3/14/29	EUR	19,000	20,469
DNB Bank ASA	4.625%	2/28/33	EUR	8,000	8,597
DNB Bank ASA	5.000%	9/13/33	EUR	10,000	10,917
DNB Boligkreditt A/S	0.625%	1/14/26	EUR	7,369	7,490
DNB Boligkreditt A/S	0.250%	9/7/26	EUR	20,576	20,397
DNB Boligkreditt A/S	0.010%	5/12/28	EUR	27,000	25,317
Eika Boligkreditt A/S	0.010%	3/23/28	EUR	9,057	8,519
Eika Boligkreditt A/S	3.250%	6/14/33	EUR	2,500	2,656

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	2.875%	9/10/25	EUR	8,016	8,465
Equinor ASA	0.750%	5/22/26	EUR	5,518	5,552
Equinor ASA	0.750%	11/9/26	EUR	6,953	6,916
Equinor ASA	1.250%	2/17/27	EUR	14,481	14,543
Equinor ASA	6.125%	11/27/28	GBP	4,302	5,633
Equinor ASA	6.875%	3/11/31	GBP	3,477	4,808
Equinor ASA	1.375%	5/22/32	EUR	12,567	11,426
Equinor ASA	1.625%	2/17/35	EUR	4,501	3,952
Equinor ASA	1.625%	11/9/36	EUR	1,004	854
Equinor ASA	4.250%	4/10/41	GBP	2,293	2,537
Santander Consumer Bank A/S	0.500%	8/11/25	EUR	400	409
Santander Consumer Bank A/S	0.125%	4/14/26	EUR	5,000	4,948
SpareBank 1 Boligkreditt A/S	0.125%	5/14/26	EUR	4,913	4,905
SpareBank 1 Boligkreditt A/S	0.250%	8/30/26	EUR	20,228	20,068
SpareBank 1 Boligkreditt A/S	0.125%	1/20/28	EUR	29,000	27,598
SpareBank 1 Boligkreditt A/S	1.000%	1/30/29	EUR	4,913	4,730
SpareBank 1 Boligkreditt A/S	0.125%	11/5/29	EUR	4,913	4,437
SpareBank 1 SMN	0.010%	2/18/28	EUR	4,947	4,617
Sparebanken Vest Boligkreditt A/S	0.500%	2/12/26	EUR	27,274	27,589
SR-Boligkreditt A/S	0.750%	10/17/25	EUR	14,075	14,432
SR-Boligkreditt A/S	1.625%	3/15/28	EUR	28,840	28,889
Statkraft A/S	1.500%	3/26/30	EUR	1,323	1,258
Statnett SF	1.250%	4/26/30	EUR	5,597	5,208
Storebrand Livsforsikring A/S	1.875%	9/30/51	EUR	4,321	3,682
Telenor ASA	2.500%	5/22/25	EUR	1,184	1,245
Telenor ASA	0.750%	5/31/26	EUR	7,911	7,961
Telenor ASA	1.125%	5/31/29	EUR	6,614	6,289
Var Energi ASA	5.500%	5/4/29	EUR	5,000	5,614
					383,780
Poland (0.0%)
ORLEN SA	1.125%	5/27/28	EUR	1,000	954
ORLEN SA	4.750%	7/13/30	EUR	3,420	3,709
					4,663
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/28	EUR	40,000	42,893
Banco Santander Totta SA	1.250%	9/26/27	EUR	4,600	4,568
Brisa-Concessao Rodoviaria SA	2.375%	5/10/27	EUR	6,500	6,663
EDP - Energias de Portugal SA	2.875%	6/1/26	EUR	5,900	6,190
EDP - Energias de Portugal SA	1.625%	4/15/27	EUR	8,200	8,256
EDP Finance BV	1.625%	1/26/26	EUR	12,849	13,243
EDP Finance BV	0.375%	9/16/26	EUR	4,913	4,844
EDP Finance BV	1.500%	11/22/27	EUR	1,398	1,384
EDP Finance BV	1.875%	9/21/29	EUR	3,000	2,913
EDP Servicios Financieros Espana SA	3.500%	7/16/30	EUR	3,000	3,142
EDP Servicios Financieros Espana SA	4.375%	4/4/32	EUR	16,000	17,547
Fidelidade - Cia de Seguros SA	4.250%	9/4/31	EUR	1,500	1,521
Ren Finance BV	1.750%	1/18/28	EUR	1,296	1,286
					114,450
Romania (0.0%)
NE Property BV	1.875%	10/9/26	EUR	2,908	2,882
NE Property BV	3.375%	7/14/27	EUR	393	402
NE Property BV	2.000%	1/20/30	EUR	2,000	1,810
					5,094
Singapore (0.0%)
DBS Group Holdings Ltd.	3.980%	Perpetual	SGD	2,250	1,641
Temasek Financial I Ltd.	0.500%	11/20/31	EUR	10,829	9,276
Temasek Financial I Ltd.	3.500%	2/15/33	EUR	4,587	4,894
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	3,234	4,041
Temasek Financial I Ltd.	1.250%	11/20/49	EUR	2,444	1,586
United Overseas Bank Ltd.	0.100%	5/25/29	EUR	15,348	13,818
United Overseas Bank Ltd.	3.580%	Perpetual	SGD	1,500	1,086
					36,342
South Africa (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	100	104
Anglo American Capital plc	1.625%	3/11/26	EUR	1,315	1,350

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anglo American Capital plc	5.000%	3/15/31	EUR	5,000	5,624
					7,078
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/28	KRW	4,940,000	3,638
Spain (0.8%)
Abanca Corp. Bancaria SA	0.500%	9/8/27	EUR	1,600	1,574
Abanca Corp. Bancaria SA	5.250%	9/14/28	EUR	2,500	2,751
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	2,000	2,055
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	300	306
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	1,500	1,772
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	600	593
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	3,600	3,657
Abertis Infraestructuras SA	4.125%	1/31/28	EUR	6,000	6,428
Abertis Infraestructuras SA	1.250%	2/7/28	EUR	1,800	1,741
Abertis Infraestructuras SA	1.125%	3/26/28	EUR	3,000	2,885
Abertis Infraestructuras SA	2.250%	3/29/29	EUR	16,500	16,354
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	1,800	1,803
Abertis Infraestructuras SA	1.875%	3/26/32	EUR	3,000	2,723
Acciona Energia Financiacion Filiales SA	1.375%	1/26/32	EUR	3,200	2,764
ACS Servicios Comunicaciones y Energia SA	1.875%	4/20/26	EUR	2,000	2,042
Amadeus IT Group SA	1.875%	9/24/28	EUR	3,300	3,266
AYT Cedulas Cajas Global FTA	4.750%	5/25/27	EUR	17,300	19,022
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	5,000	5,329
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/26	EUR	7,400	7,398
Banco Bilbao Vizcaya Argentaria SA	0.125%	3/24/27	EUR	22,000	21,902
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/27	EUR	6,500	6,872
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/27	EUR	12,000	12,694
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/29	EUR	3,700	4,089
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/31	EUR	9,500	10,403
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/33	EUR	3,000	3,332
Banco de Sabadell SA	0.875%	7/22/25	EUR	4,000	4,121
Banco de Sabadell SA	3.500%	8/28/26	EUR	5,000	5,316
Banco de Sabadell SA	1.125%	3/11/27	EUR	8,700	8,832
Banco de Sabadell SA	5.125%	11/10/28	EUR	4,000	4,432
Banco de Sabadell SA	5.000%	6/7/29	EUR	10,000	11,086
Banco de Sabadell SA	5.500%	9/8/29	EUR	22,000	24,605
Banco Santander SA	1.375%	1/5/26	EUR	2,000	2,051
Banco Santander SA	3.375%	1/11/26	EUR	8,000	8,498
Banco Santander SA	3.750%	1/16/26	EUR	7,000	7,471
Banco Santander SA	1.500%	1/25/26	EUR	12,700	13,066
Banco Santander SA	3.875%	2/6/26	EUR	100	107
Banco Santander SA	3.250%	4/4/26	EUR	5,500	5,763
Banco Santander SA	3.625%	9/27/26	EUR	10,000	10,628
Banco Santander SA	0.300%	10/4/26	EUR	5,000	4,920
Banco Santander SA	0.500%	2/4/27	EUR	4,500	4,389
Banco Santander SA	1.750%	2/17/27	GBP	3,000	3,372
Banco Santander SA	0.500%	3/24/27	EUR	10,800	10,784
Banco Santander SA	4.625%	5/4/27	EUR	900	992
Banco Santander SA	2.375%	9/8/27	EUR	30,000	30,938
Banco Santander SA	3.875%	1/16/28	EUR	5,000	5,366
Banco Santander SA	2.125%	2/8/28	EUR	1,400	1,396
Banco Santander SA	0.200%	2/11/28	EUR	7,300	6,835
Banco Santander SA	0.310%	6/9/28	CHF	3,465	3,571
Banco Santander SA	1.125%	10/25/28	EUR	2,500	2,415
Banco Santander SA	3.375%	1/11/30	EUR	5,000	5,315
Banco Santander SA	5.125%	1/25/30	GBP	5,000	6,141
Banco Santander SA	4.250%	6/12/30	EUR	10,000	10,966
Banco Santander SA	1.625%	10/22/30	EUR	8,000	7,220
Banco Santander SA	0.875%	5/9/31	EUR	5,100	4,589
Banco Santander SA	4.875%	10/18/31	EUR	22,000	24,570
Banco Santander SA	2.750%	9/8/32	EUR	25,000	25,417
Banco Santander SA	2.250%	10/4/32	GBP	3,000	3,264
Banco Santander SA	5.750%	8/23/33	EUR	17,500	19,368
Banco Santander SA	3.750%	1/9/34	EUR	20,300	21,542
Banco Santander SA	2.000%	11/27/34	EUR	5,700	5,323
Bankinter SA	0.875%	7/8/26	EUR	3,000	2,996

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bankinter SA	0.625%	10/6/27	EUR	3,500	3,351
Bankinter SA	1.250%	2/7/28	EUR	100	98
Bankinter SA	4.375%	5/3/30	EUR	4,000	4,355
Bankinter SA	4.875%	9/13/31	EUR	2,000	2,217
CaixaBank SA	1.000%	9/25/25	EUR	5,500	5,648
CaixaBank SA	1.125%	3/27/26	EUR	5,000	5,070
CaixaBank SA	1.375%	6/19/26	EUR	2,500	2,525
CaixaBank SA	0.750%	7/9/26	EUR	13,300	13,285
CaixaBank SA	0.750%	7/10/26	EUR	11,200	11,503
CaixaBank SA	1.125%	11/12/26	EUR	2,500	2,483
CaixaBank SA	0.375%	11/18/26	EUR	4,000	4,034
CaixaBank SA	1.250%	1/11/27	EUR	200	201
CaixaBank SA	4.625%	5/16/27	EUR	4,000	4,311
CaixaBank SA	1.000%	1/17/28	EUR	17,900	17,487
CaixaBank SA	3.500%	4/6/28	GBP	8,000	9,391
CaixaBank SA	0.750%	5/26/28	EUR	10,900	10,594
CaixaBank SA	0.500%	2/9/29	EUR	1,500	1,411
CaixaBank SA	5.000%	7/19/29	EUR	10,000	11,048
CaixaBank SA	3.750%	9/7/29	EUR	4,000	4,304
CaixaBank SA	4.250%	9/6/30	EUR	10,000	10,967
CaixaBank SA	5.375%	11/14/30	EUR	8,000	9,103
CaixaBank SA	1.250%	6/18/31	EUR	3,000	2,988
CaixaBank SA	6.250%	2/23/33	EUR	2,500	2,802
CaixaBank SA	6.875%	10/25/33	GBP	5,000	6,312
CaixaBank SA	4.375%	11/29/33	EUR	10,000	11,116
CaixaBank SA	6.125%	5/30/34	EUR	3,000	3,365
CaixaBank SA	5.125%	7/19/34	EUR	2,000	2,262
CaixaBank SA	4.125%	3/24/36	EUR	2,350	2,651
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	3,300	3,419
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	500	534
Cellnex Finance Co. SA	1.000%	9/15/27	EUR	4,200	4,059
Cellnex Finance Co. SA	2.000%	9/15/32	EUR	3,000	2,703
Cellnex Telecom SA	1.875%	6/26/29	EUR	7,400	7,107
Cellnex Telecom SA	1.750%	10/23/30	EUR	5,900	5,446
Cepsa Finance SA	0.750%	2/12/28	EUR	3,000	2,838
Criteria Caixa SA	0.875%	10/28/27	EUR	3,300	3,171
Enagas Financiaciones SA	1.375%	5/5/28	EUR	100	98
FCC Aqualia SA	2.629%	6/8/27	EUR	1,893	1,939
Iberdrola Finanzas SA	0.875%	6/16/25	EUR	6,500	6,726
Iberdrola Finanzas SA	3.125%	11/22/28	EUR	6,000	6,312
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	2,100	2,049
Iberdrola Finanzas SA	1.375%	3/11/32	EUR	3,100	2,830
Iberdrola Finanzas SA	3.375%	11/22/32	EUR	7,500	7,856
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	962
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	5,100	5,471
Iberdrola International BV	0.375%	9/15/25	EUR	8,300	8,468
Iberdrola International BV	1.125%	4/21/26	EUR	2,200	2,244
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	5,889
Iberdrola International BV	1.874%	Perpetual	EUR	15,800	16,043
Iberdrola International BV	2.250%	Perpetual	EUR	14,800	14,069
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	2,300	2,423
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	4,200	4,324
Inmobiliaria Colonial Socimi SA	2.000%	4/17/26	EUR	2,000	2,055
Inmobiliaria Colonial Socimi SA	1.350%	10/14/28	EUR	2,000	1,925
Inmobiliaria Colonial Socimi SA	2.500%	11/28/29	EUR	1,000	985
Mapfre SA	1.625%	5/19/26	EUR	600	614
Mapfre SA	4.375%	3/31/47	EUR	2,600	2,745
Mapfre SA	4.125%	9/7/48	EUR	3,600	3,732
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	4,764	4,962
Merlin Properties Socimi SA	2.375%	9/18/29	EUR	2,000	1,960
Merlin Properties Socimi SA	1.375%	6/1/30	EUR	5,200	4,712
Merlin Properties Socimi SA	1.875%	12/4/34	EUR	3,000	2,476
Naturgy Finance BV	0.875%	5/15/25	EUR	3,900	4,036
Naturgy Finance BV	1.250%	4/19/26	EUR	4,400	4,470
Naturgy Finance BV	1.375%	1/19/27	EUR	100	100
Naturgy Finance BV	1.500%	1/29/28	EUR	1,000	988
Naturgy Finance BV	0.750%	11/28/29	EUR	3,200	2,937

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NorteGas Energia Distribucion SA	2.065%	9/28/27	EUR	2,139	2,128
NorteGas Energia Distribucion SA	0.905%	1/22/31	EUR	3,000	2,509
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	4,200	4,571
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	17,700	19,902
Prosegur Cash SA	1.375%	2/4/26	EUR	500	510
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	200	203
Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	1,200	1,204
Red Electrica Financiaciones SAU	0.375%	7/24/28	EUR	2,000	1,891
Redexis Gas Finance BV	1.875%	5/28/25	EUR	4,000	4,174
Redexis Gas Finance BV	1.875%	4/27/27	EUR	7,596	7,649
Repsol Europe Finance Sarl	0.375%	7/6/29	EUR	2,000	1,813
Repsol Europe Finance Sarl	0.875%	7/6/33	EUR	2,900	2,421
Repsol International Finance BV	2.250%	12/10/26	EUR	5,000	5,182
Repsol International Finance BV	0.250%	8/2/27	EUR	500	479
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,004
Repsol International Finance BV	3.750%	Perpetual	EUR	3,500	3,655
Repsol International Finance BV	4.247%	Perpetual	EUR	3,500	3,635
Santander Consumer Finance SA	0.000%	2/23/26	EUR	2,000	1,992
Santander Consumer Finance SA	0.500%	1/14/27	EUR	10,700	10,456
Telefonica Emisiones SA	5.375%	2/2/26	GBP	707	881
Telefonica Emisiones SA	1.460%	4/13/26	EUR	2,000	2,040
Telefonica Emisiones SA	1.447%	1/22/27	EUR	10,100	10,153
Telefonica Emisiones SA	2.318%	10/17/28	EUR	400	403
Telefonica Emisiones SA	1.788%	3/12/29	EUR	4,300	4,224
Telefonica Emisiones SA	5.445%	10/8/29	GBP	2,850	3,564
Telefonica Emisiones SA	2.932%	10/17/29	EUR	5,600	5,781
Telefonica Emisiones SA	0.664%	2/3/30	EUR	5,900	5,342
Telefonica Emisiones SA	2.592%	5/25/31	EUR	11,900	11,851
Telefonica Emisiones SA	1.807%	5/21/32	EUR	7,900	7,276
Telefonica Emisiones SA	1.864%	7/13/40	EUR	3,900	3,071
Telefonica Europe BV	5.875%	2/14/33	EUR	3,152	3,901
Unicaja Banco SA	1.000%	12/1/26	EUR	6,200	6,306
Unicaja Banco SA	5.125%	2/21/29	EUR	5,500	6,053
					930,203
Sweden (0.9%)
Akelius Residential Property AB	2.375%	8/15/25	GBP	1,455	1,730
Akelius Residential Property Financing BV	1.125%	1/11/29	EUR	4,005	3,624
Akelius Residential Property Financing BV	0.750%	2/22/30	EUR	5,262	4,407
Alfa Laval Treasury International AB	0.875%	2/18/26	EUR	3,125	3,164
Alfa Laval Treasury International AB	1.375%	2/18/29	EUR	1,100	1,063
Assa Abloy AB	3.875%	9/13/30	EUR	5,385	5,833
Atlas Copco AB	0.625%	8/30/26	EUR	100	100
Balder Finland OYJ	1.000%	1/20/29	EUR	3,000	2,561
Balder Finland OYJ	1.375%	5/24/30	EUR	1,071	891
Balder Finland OYJ	2.000%	1/18/31	EUR	2,000	1,675
Castellum AB	0.750%	9/4/26	EUR	5,329	5,233
Castellum Helsinki Finance Holding Abp	0.875%	9/17/29	EUR	5,609	4,817
Danske Hypotek AB	1.000%	12/17/25	SEK	268,000	23,332
Danske Hypotek AB	3.500%	12/20/28	SEK	250,000	22,806
EQT AB	2.375%	4/6/28	EUR	3,500	3,492
EQT AB	2.875%	4/6/32	EUR	5,400	5,144
Essity AB	1.625%	3/30/27	EUR	822	838
Essity AB	0.250%	2/8/31	EUR	5,684	5,406
Fastighets AB Balder	1.125%	1/29/27	EUR	3,300	3,128
Fastighets AB Balder	1.250%	1/28/28	EUR	1,257	1,142
Heimstaden Bostad AB	1.125%	1/21/26	EUR	2,000	1,938
Heimstaden Bostad Treasury BV	1.375%	3/3/27	EUR	4,952	4,534
Heimstaden Bostad Treasury BV	1.000%	4/13/28	EUR	11,933	10,215
Heimstaden Bostad Treasury BV	1.375%	7/24/28	EUR	3,000	2,573
Investor AB	0.375%	10/29/35	EUR	4,500	3,381
Investor AB	1.500%	6/20/39	EUR	7,000	5,606
Lansforsakringar Hypotek AB	1.000%	9/15/27	SEK	420,800	35,241
Lansforsakringar Hypotek AB	3.000%	9/19/29	SEK	200,000	17,773
Nordea Hypotek AB	0.500%	9/16/26	SEK	25,300	2,138
Nordea Hypotek AB	1.000%	6/16/27	SEK	390,000	32,880
Nordea Hypotek AB	3.500%	9/20/28	SEK	850,000	77,772
Sagax Euro Mtn NL BV	0.750%	1/26/28	EUR	5,786	5,374

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sagax Euro Mtn NL BV	1.000%	5/17/29	EUR	100	90
Sandvik AB	2.125%	6/7/27	EUR	7,000	7,131
Skandinaviska Enskilda Banken AB	1.000%	12/17/25	SEK	570,000	49,622
Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	9,725	9,815
Skandinaviska Enskilda Banken AB	4.000%	11/9/26	EUR	8,000	8,557
Skandinaviska Enskilda Banken AB	0.500%	12/16/26	SEK	180,000	15,164
Skandinaviska Enskilda Banken AB	0.375%	2/11/27	EUR	3,359	3,270
Skandinaviska Enskilda Banken AB	0.750%	8/9/27	EUR	11,000	10,659
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	597	582
Skandinaviska Enskilda Banken AB	3.750%	2/7/28	EUR	2,000	2,131
Skandinaviska Enskilda Banken AB	3.250%	5/4/28	EUR	3,500	3,721
Skandinaviska Enskilda Banken AB	3.875%	5/9/28	EUR	8,000	8,607
Skandinaviska Enskilda Banken AB	0.375%	6/21/28	EUR	5,000	4,648
Skandinaviska Enskilda Banken AB	3.000%	11/6/28	SEK	76,000	6,883
Skandinaviska Enskilda Banken AB	0.625%	11/12/29	EUR	4,913	4,455
Skandinaviska Enskilda Banken AB	1.000%	12/19/29	SEK	26,000	2,070
Skandinaviska Enskilda Banken AB	5.000%	8/17/33	EUR	4,600	5,011
SKF AB	0.250%	2/15/31	EUR	2,845	2,387
Stadshypotek AB	0.500%	7/11/25	EUR	1,455	1,497
Stadshypotek AB	0.375%	3/13/26	EUR	16,804	16,924
Stadshypotek AB	0.500%	6/1/26	SEK	584,000	49,493
Stadshypotek AB	0.125%	10/5/26	EUR	100	99
Stadshypotek AB	1.000%	3/1/27	SEK	268,000	22,548
Stadshypotek AB	0.750%	11/1/27	EUR	3,459	3,379
Stadshypotek AB	2.500%	12/1/27	SEK	584,000	51,463
Stadshypotek AB	2.000%	9/1/28	SEK	50,000	4,244
Stadshypotek AB	4.000%	5/2/29	SEK	250,000	23,122
Svenska Handelsbanken AB	3.750%	5/5/26	EUR	7,000	7,475
Svenska Handelsbanken AB	0.050%	9/3/26	EUR	9,958	9,760
Svenska Handelsbanken AB	0.125%	11/3/26	EUR	13,603	13,315
Svenska Handelsbanken AB	3.375%	2/17/28	EUR	6,000	6,380
Svenska Handelsbanken AB	1.375%	2/23/29	EUR	13,500	12,994
Svenska Handelsbanken AB	0.500%	2/18/30	EUR	4,913	4,389
Svenska Handelsbanken AB	4.625%	8/23/32	GBP	4,000	4,758
Svenska Handelsbanken AB	3.750%	2/15/34	EUR	8,000	8,475
Svenska Handelsbanken AB	5.000%	8/16/34	EUR	1,176	1,289
Sveriges Sakerstallda Obligationer AB	0.500%	6/11/25	SEK	656,000	57,404
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	2,457	2,510
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/26	SEK	59,000	5,171
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	382	379
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/27	SEK	300,000	24,638
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/32	EUR	24,000	22,872
Swedbank AB	0.750%	5/5/25	EUR	7,908	8,183
Swedbank AB	0.250%	11/2/26	EUR	9,767	9,608
Swedbank AB	1.300%	2/17/27	EUR	10,000	9,950
Swedbank AB	0.300%	5/20/27	EUR	13,262	13,169
Swedbank AB	1.375%	12/8/27	GBP	6,100	6,865
Swedbank AB	0.200%	1/12/28	EUR	11,759	11,008
Swedbank AB	3.625%	8/23/32	EUR	6,500	6,755
Swedbank AB	7.272%	11/15/32	GBP	3,000	3,845
Swedbank Hypotek AB	0.050%	5/28/25	EUR	2,000	2,056
Swedbank Hypotek AB	0.500%	2/5/26	EUR	4,913	4,973
Swedbank Hypotek AB	1.375%	5/31/27	EUR	16,800	16,876
Swedbank Hypotek AB	3.000%	3/15/28	SEK	200,000	17,907
Swedbank Hypotek AB	3.125%	7/5/28	EUR	20,000	21,177
Swedbank Hypotek AB	3.000%	3/28/29	SEK	492,000	43,388
Tele2 AB	2.125%	5/15/28	EUR	1,508	1,508
Tele2 AB	3.750%	11/22/29	EUR	2,000	2,114
Telefonaktiebolaget LM Ericsson	1.000%	5/26/29	EUR	1,300	1,169
Telia Co. AB	0.125%	11/27/30	EUR	5,255	4,529
Telia Co. AB	2.125%	2/20/34	EUR	5,961	5,634
Telia Co. AB	1.625%	2/23/35	EUR	1,100	969
Telia Co. AB	1.375%	5/11/81	EUR	2,100	2,106
Telia Co. AB	2.750%	6/30/83	EUR	2,000	1,981
Vattenfall AB	0.050%	10/15/25	EUR	2,863	2,897
Vattenfall AB	6.875%	4/15/39	GBP	2,457	3,435
Volvo Treasury AB	2.625%	2/20/26	EUR	5,000	5,228

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Volvo Treasury AB	2.000%	8/19/27	EUR	7,600	7,706
					1,014,228
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/30	EUR	7,151	6,324
ABB Finance BV	3.375%	1/16/31	EUR	9,500	10,096
Adecco Group AG	2.378%	11/17/27	CHF	2,125	2,370
Adecco International Financial Services BV	0.125%	9/21/28	EUR	7,500	6,962
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	1,600	1,550
Argentum Netherlands BV for Swiss Life AG	4.375%	Perpetual	EUR	7,461	7,885
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	17,657	18,453
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	1,004	1,002
Basellandschaftliche Kantonalbank	0.375%	5/13/30	CHF	2,455	2,517
Basler Kantonalbank	0.300%	6/22/27	CHF	2,210	2,325
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	2,637	2,789
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/28	EUR	25,000	24,403
Credit Suisse AG	0.450%	5/19/25	EUR	2,000	2,062
Credit Suisse AG	1.125%	12/15/25	GBP	3,000	3,498
Credit Suisse AG	0.250%	1/5/26	EUR	10,800	10,863
Credit Suisse AG	1.500%	4/10/26	EUR	382	390
Credit Suisse AG	5.500%	8/20/26	EUR	12,246	13,544
Credit Suisse Schweiz AG	0.000%	7/31/25	CHF	5,590	5,958
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	3,108	3,162
ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	Perpetual	EUR	14,749	15,233
Firmenich Productions Participations SAS	1.375%	10/30/26	EUR	4,913	4,968
Firmenich Productions Participations SAS	1.750%	4/30/30	EUR	4,913	4,722
Givaudan Finance Europe BV	1.000%	4/22/27	EUR	4,913	4,884
Givaudan Finance Europe BV	1.625%	4/22/32	EUR	4,000	3,695
Helvetia Europe SA	2.750%	9/30/41	EUR	6,257	5,794
Holcim Finance Luxembourg SA	0.500%	11/29/26	EUR	1,786	1,759
Holcim Finance Luxembourg SA	0.125%	7/19/27	EUR	3,000	2,861
Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,712	4,764
Holcim Finance Luxembourg SA	1.750%	8/29/29	EUR	5,000	4,821
Holcim Finance Luxembourg SA	0.500%	9/3/30	EUR	1,249	1,090
Holcim Finance Luxembourg SA	0.500%	4/23/31	EUR	7,369	6,278
Holcim Finance Luxembourg SA	0.625%	1/19/33	EUR	4,300	3,490
Holcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	1,282	1,339
Holcim Sterling Finance Netherlands BV	2.250%	4/4/34	GBP	1,100	1,027
Luzerner Kantonalbank AG	0.125%	11/25/32	CHF	700	682
Novartis AG	0.625%	11/13/29	CHF	1,355	1,418
Novartis Finance SA	1.625%	11/9/26	EUR	2,457	2,512
Novartis Finance SA	0.000%	9/23/28	EUR	17,000	15,723
Novartis Finance SA	1.375%	8/14/30	EUR	8,956	8,519
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	2,455	2,635
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	3,920	4,195
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	5,835	6,490
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	9/18/26	CHF	5,245	5,567
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	1,475	1,664
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,080	10,655
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	985	1,106
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/27	CHF	7,500	8,206
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	12,250	12,960
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/27	CHF	18,725	19,568
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/27	CHF	10,000	10,497
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/28	CHF	5,000	5,475
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	3,920	4,129
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	2,455	2,568
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,720	14,180
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/28	CHF	7,355	7,757
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/28	CHF	15,000	16,888
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	29,435	30,851
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/29	CHF	3,680	3,767
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	7,355	7,678
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	985	1,073
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/29	CHF	46,990	47,583
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/30	CHF	43,885	44,154
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/30	CHF	4,900	4,991
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	985	1,087

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/31	CHF	25,000	29,378
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/31	CHF	15,000	14,958
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	1,720	1,776
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	6/20/31	CHF	20,000	19,913
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	4,535	4,506
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	13,275	14,963
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/31	CHF	7,490	7,388
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	3,680	3,877
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	5,000	5,808
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/32	CHF	8,285	8,077
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	2,455	2,489
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	8,575	9,386
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/33	CHF	5,000	5,470
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/34	CHF	12,500	12,660
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/35	CHF	10,000	9,983
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	985	1,010
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	2,455	2,399
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/36	CHF	1,990	1,870
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	1,965	1,931
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/37	CHF	2,700	2,732
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	9/25/37	CHF	10,000	11,946
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/38	CHF	1,400	1,285
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	4,065	3,759
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	2,455	2,683
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/41	CHF	4,045	3,746
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/42	CHF	4,900	4,277
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/45	CHF	5,000	5,070
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/50	CHF	7,500	9,024
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	2,455	2,644
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	1,475	1,621
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	7,030	7,520
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	3,430	3,756
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	4,900	5,167
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/26	CHF	13,500	14,339
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/27	CHF	27,520	28,906
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	3,920	4,272
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	1,365	1,427
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/28	CHF	15,025	15,557
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/28	CHF	7,500	8,258
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	2,455	2,634
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/29	CHF	12,315	12,731
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	23,740	26,058
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/29	CHF	11,760	12,329
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/29	CHF	22,000	22,922
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	2,455	2,540
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/30	CHF	14,640	14,658
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	8,575	8,830
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	4,655	4,795
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	3,680	3,717
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	15,230	15,096
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/32	CHF	14,000	14,250
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/32	CHF	25,000	24,591
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	4,900	4,999
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/33	CHF	7,500	7,192
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/34	CHF	2,945	2,927
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/34	CHF	4,665	5,449
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/35	CHF	19,000	18,038
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/35	CHF	7,355	6,975
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	6,370	6,310
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/36	CHF	5,035	4,623
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	4/2/37	CHF	10,000	11,395
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	2,455	2,399
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/40	CHF	5,000	4,342
Richemont International Holding SA	1.000%	3/26/26	EUR	9,750	9,907
Richemont International Holding SA	1.500%	3/26/30	EUR	9,000	8,640
Richemont International Holding SA	1.125%	5/26/32	EUR	3,684	3,310
Richemont International Holding SA	2.000%	3/26/38	EUR	7,550	6,683

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Richemont International Holding SA	1.625%	5/26/40	EUR	7,913	6,458
Sika Capital BV	3.750%	5/3/30	EUR	11,000	11,803
SIX Finance Luxembourg SA	0.000%	12/2/25	EUR	5,400	5,421
St. Galler Kantonalbank AG	0.500%	6/24/25	CHF	210	226
Swiss Life Finance I Ltd.	3.250%	8/31/29	EUR	5,000	5,215
UBS AG	0.500%	3/31/31	EUR	13,200	11,309
UBS Group AG	2.750%	8/8/25	GBP	1,000	1,206
UBS Group AG	2.125%	9/12/25	GBP	4,453	5,495
UBS Group AG	1.250%	9/1/26	EUR	4,959	4,988
UBS Group AG	2.125%	10/13/26	EUR	17,000	17,630
UBS Group AG	0.250%	11/3/26	EUR	5,000	5,038
UBS Group AG	1.000%	6/24/27	EUR	3,988	3,995
UBS Group AG	7.000%	9/30/27	GBP	2,500	3,207
UBS Group AG	0.650%	1/14/28	EUR	17,725	17,306
UBS Group AG	0.250%	2/24/28	EUR	8,784	8,214
UBS Group AG	2.250%	6/9/28	GBP	8,521	9,589
UBS Group AG	0.250%	11/5/28	EUR	10,959	10,296
UBS Group AG	7.750%	3/1/29	EUR	18,000	21,639
UBS Group AG	0.650%	9/10/29	EUR	7,241	6,547
UBS Group AG	2.125%	11/15/29	GBP	500	540
UBS Group AG	4.375%	1/11/31	EUR	4,000	4,333
UBS Group AG	0.875%	11/3/31	EUR	12,176	10,384
UBS Group AG	4.750%	3/17/32	EUR	13,000	14,379
UBS Group AG	2.875%	4/2/32	EUR	8,000	7,884
UBS Group AG	0.625%	1/18/33	EUR	2,900	2,310
UBS Group AG	0.625%	2/24/33	EUR	3,000	2,388
UBS Group AG	4.125%	6/9/33	EUR	5,000	5,326
UBS Group AG	7.375%	9/7/33	GBP	4,500	6,175
Zuercher Kantonalbank	0.250%	1/27/26	CHF	2,455	2,618
Zuercher Kantonalbank	0.125%	5/13/26	CHF	805	855
Zuercher Kantonalbank	0.300%	1/25/28	CHF	10,000	10,455
Zuercher Kantonalbank	0.100%	3/31/31	CHF	5,000	4,973
Zuercher Kantonalbank	0.000%	1/21/33	CHF	3,000	2,882
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	7,369	6,017
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	GBP	4,000	4,702
					1,303,430
United Arab Emirates (0.0%)
DP World Ltd.	2.375%	9/25/26	EUR	100	102
DP World Ltd.	4.250%	9/25/30	GBP	1,004	1,156
Emirates NBD Bank PJSC	4.750%	2/9/28	AUD	1,530	964
Emirates NBD Bank PJSC	3.050%	2/26/30	AUD	1,130	631
Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	8,145	8,471
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/28	EUR	2,265	2,114
First Abu Dhabi Bank PJSC	0.875%	12/9/25	GBP	1,498	1,736
First Abu Dhabi Bank PJSC	0.125%	2/16/26	EUR	9,170	9,119
MDGH GMTN RSC Ltd.	6.875%	3/14/26	GBP	225	287
MDGH GMTN RSC Ltd.	1.000%	3/10/34	EUR	2,000	1,625
					26,205
United Kingdom (2.2%)
3i Group plc	5.750%	12/3/32	GBP	2,439	3,094
3i Group plc	3.750%	6/5/40	GBP	1,300	1,249
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	3,098	3,496
AA Bond Co. Ltd.	6.269%	7/2/43	GBP	1,404	1,752
AA Bond Co. Ltd.	3.250%	7/31/50	GBP	500	539
AA Bond Co. Ltd.	5.500%	7/31/50	GBP	500	603
AA Bond Co. Ltd.	8.450%	7/31/50	GBP	4,000	5,245
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	1,000	1,279
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	777	801
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	4,219	5,244
Affinity Water Finance plc	4.500%	3/31/36	GBP	2,231	2,418
Affordable Housing Finance plc	3.800%	5/20/44	GBP	2,457	2,614
Affordable Housing Finance plc	2.893%	8/11/45	GBP	1,307	1,196
Anchor Hanover Group	2.000%	7/21/51	GBP	4,491	2,851
Anglian Water Services Financing plc	1.625%	8/10/25	GBP	1,411	1,673
Anglian Water Services Financing plc	4.500%	2/22/26	GBP	8,381	10,254
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	14,425	16,426

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anglian Water Services Financing plc	4.500%	10/5/27	GBP	1,360	1,637
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	242	314
Anglian Water Services Financing plc	4.525%	8/26/32	CAD	1,500	1,020
Anglian Water Services Financing plc	6.000%	6/20/39	GBP	4,561	5,678
Annington Funding plc	1.650%	7/12/24	EUR	4,815	5,097
Annington Funding plc	2.646%	7/12/25	GBP	1,455	1,750
Annington Funding plc	3.184%	7/12/29	GBP	4,526	4,973
Annington Funding plc	3.685%	7/12/34	GBP	3,595	3,675
Annington Funding plc	3.935%	7/12/47	GBP	3,513	3,168
Arqiva Financing plc	4.882%	12/31/32	GBP	1,187	1,417
Artesian Finance II plc	6.000%	9/30/33	GBP	1,495	1,884
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,793	3,292
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,320	1,562
Assura Financing plc	1.625%	6/30/33	GBP	1,100	993
Aster Treasury plc	1.405%	1/27/36	GBP	2,000	1,667
Aster Treasury plc	4.500%	12/18/43	GBP	1,319	1,456
AstraZeneca plc	0.375%	6/3/29	EUR	17,500	16,138
AstraZeneca plc	5.750%	11/13/31	GBP	1,956	2,595
Aviva plc	1.875%	11/13/27	EUR	4,906	5,014
Aviva plc	4.000%	10/2/30	CAD	1,537	1,020
Aviva plc	3.375%	12/4/45	EUR	2,908	3,040
Aviva plc	4.375%	9/12/49	GBP	1,453	1,663
Aviva plc	4.000%	6/3/55	GBP	1,804	1,807
Aviva plc	6.875%	5/20/58	GBP	9,223	11,589
Babcock International Group plc	1.875%	10/5/26	GBP	1,906	2,179
Babcock International Group plc	1.375%	9/13/27	EUR	217	211
Barclays plc	3.000%	5/8/26	GBP	10,065	11,936
Barclays plc	3.250%	2/12/27	GBP	4,131	4,836
Barclays plc	2.166%	6/23/27	CAD	1,591	1,076
Barclays plc	0.877%	1/28/28	EUR	9,200	9,024
Barclays plc	4.000%	6/26/29	AUD	1,000	579
Barclays plc	0.577%	8/9/29	EUR	16,052	14,825
Barclays plc	3.750%	11/22/30	GBP	2,261	2,705
Barclays plc	6.369%	1/31/31	GBP	13,000	16,558
Barclays plc	1.125%	3/22/31	EUR	5,179	5,148
Barclays plc	1.106%	5/12/32	EUR	5,552	4,856
Barclays plc	8.407%	11/14/32	GBP	7,500	9,823
Barclays plc	3.250%	1/17/33	GBP	5,100	5,255
Barclays plc	5.262%	1/29/34	EUR	13,000	14,801
BAT Capital Corp.	2.125%	8/15/25	GBP	305	364
BAT International Finance plc	1.250%	3/13/27	EUR	801	798
BAT International Finance plc	2.250%	6/26/28	GBP	13,500	14,761
BAT International Finance plc	2.250%	1/16/30	EUR	8,823	8,499
BAT International Finance plc	6.000%	11/24/34	GBP	2,313	2,847
BAT International Finance plc	5.750%	7/5/40	GBP	1,414	1,594
BAT International Finance plc	2.000%	3/13/45	EUR	1,100	789
BAT International Finance plc	2.250%	9/9/52	GBP	1,559	861
BAT Netherlands Finance BV	3.125%	4/7/28	EUR	8,923	9,249
BAT Netherlands Finance BV	5.375%	2/16/31	EUR	2,000	2,247
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,392	1,569
Beyond Housing Ltd.	2.125%	5/17/51	GBP	1,981	1,303
BG Energy Capital plc	5.125%	12/1/25	GBP	2,962	3,683
BG Energy Capital plc	2.250%	11/21/29	EUR	3,101	3,081
BG Energy Capital plc	5.000%	11/4/36	GBP	2,000	2,413
Blend Funding plc	3.459%	9/21/49	GBP	9,500	8,530
Blend Funding plc	2.922%	4/5/56	GBP	5,071	3,903
BP Capital Markets BV	4.323%	5/12/35	EUR	3,000	3,299
BP Capital Markets BV	0.933%	12/4/40	EUR	4,459	2,985
BP Capital Markets BV	1.467%	9/21/41	EUR	981	708
BP Capital Markets plc	0.900%	7/3/24	EUR	9,053	9,618
BP Capital Markets plc	2.030%	2/14/25	GBP	687	838
BP Capital Markets plc	3.470%	5/15/25	CAD	1,351	965
BP Capital Markets plc	1.077%	6/26/25	EUR	2,592	2,686
BP Capital Markets plc	2.972%	2/27/26	EUR	2,547	2,689
BP Capital Markets plc	2.274%	7/3/26	GBP	5,462	6,456
BP Capital Markets plc	2.213%	9/25/26	EUR	6,367	6,601
BP Capital Markets plc	1.573%	2/16/27	EUR	14,084	14,276

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BP Capital Markets plc	0.831%	11/8/27	EUR	6,844	6,666
	BP Capital Markets plc	2.519%	4/7/28	EUR	15,767	16,164
	BP Capital Markets plc	2.822%	4/7/32	EUR	16,599	16,567
	BP Capital Markets plc	1.104%	11/15/34	EUR	8,300	6,768
	BP Capital Markets plc	5.773%	5/25/38	GBP	5,000	6,389
	BP Capital Markets plc	3.250%	Perpetual	EUR	7,471	7,740
	BP Capital Markets plc	3.625%	Perpetual	EUR	9,089	9,208
	BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	5,775
	BPHA Finance plc	4.816%	4/11/44	GBP	987	1,114
	British American Tobacco plc	3.000%	Perpetual	EUR	4,200	4,191
	British American Tobacco plc	3.750%	Perpetual	EUR	4,300	4,183
	British Land Co. plc	2.375%	9/14/29	GBP	913	969
	British Telecommunications plc	1.750%	3/10/26	EUR	1,720	1,765
	British Telecommunications plc	1.500%	6/23/27	EUR	5,113	5,101
	British Telecommunications plc	5.750%	12/7/28	GBP	474	609
	British Telecommunications plc	1.125%	9/12/29	EUR	3,000	2,812
	British Telecommunications plc	3.125%	11/21/31	GBP	800	858
	British Telecommunications plc	3.375%	8/30/32	EUR	1,500	1,553
	British Telecommunications plc	6.375%	6/23/37	GBP	2,585	3,351
	British Telecommunications plc	5.750%	2/13/41	GBP	2,000	2,413
[1]	Broadgate Financing plc	4.999%	10/5/33	GBP	3,170	3,782
	Bromford Housing Group Ltd.	3.125%	5/3/48	GBP	957	813
	BUPA Finance plc	5.000%	12/8/26	GBP	2,501	3,048
	Burberry Group plc	1.125%	9/21/25	GBP	2,457	2,875
	Cadent Finance plc	2.125%	9/22/28	GBP	5,323	5,834
	Cadent Finance plc	0.625%	3/19/30	EUR	12,317	10,918
	Cadent Finance plc	0.750%	3/11/32	EUR	857	722
	Cadent Finance plc	2.250%	10/10/35	GBP	8,078	7,098
	Cadent Finance plc	2.625%	9/22/38	GBP	1,990	1,688
	Cadent Finance plc	3.125%	3/21/40	GBP	3,553	3,130
	Cadent Finance plc	2.750%	9/22/46	GBP	502	372
	Cardiff University	3.000%	12/7/55	GBP	1,004	825
	Catalyst Housing Ltd.	3.125%	10/31/47	GBP	1,491	1,242
	CCEP Finance Ireland DAC	0.000%	9/6/25	EUR	5,000	5,070
	CCEP Finance Ireland DAC	0.500%	9/6/29	EUR	4,062	3,683
	CCEP Finance Ireland DAC	0.875%	5/6/33	EUR	3,276	2,750
	CCEP Finance Ireland DAC	1.500%	5/6/41	EUR	1,296	982
	Centrica plc	4.375%	3/13/29	GBP	8,324	9,967
	Centrica plc	7.000%	9/19/33	GBP	4,455	6,063
	Centrica plc	4.250%	9/12/44	GBP	6,567	6,546
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/52	GBP	406	402
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/78	GBP	1,452	975
	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,336	3,607
	Church Commissioners for England	3.625%	7/14/52	GBP	2,000	1,891
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,390	3,439
	Circle Anglia Social Housing plc	5.200%	3/2/44	GBP	1,000	1,143
	Citizen Treasury plc	3.250%	10/20/48	GBP	4,322	3,635
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	200	191
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/29	EUR	3,200	2,879
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/33	EUR	3,100	2,529
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	100
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/27	GBP	5,457	6,041
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/28	EUR	100	95
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/31	EUR	7,867	7,042
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	GBP	1,591	1,410
	Clarion Funding plc	2.625%	1/18/29	GBP	802	888
	Clarion Funding plc	1.250%	11/13/32	GBP	2,900	2,611
	Clarion Funding plc	1.875%	1/22/35	GBP	3,000	2,652
	Clarion Funding plc	3.125%	4/19/48	GBP	2,076	1,732
	Close Brothers Finance plc	1.625%	12/3/30	GBP	5,000	4,627
	Clydesdale Bank plc	4.625%	6/8/26	GBP	6,367	7,853
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	9,454	9,751
	CNH Industrial Finance Europe SA	1.750%	3/25/27	EUR	2,200	2,221
	CNH Industrial Finance Europe SA	1.625%	7/3/29	EUR	7,484	7,196
	Coca-Cola Europacific Partners plc	2.375%	5/7/25	EUR	1,455	1,530
	Coca-Cola Europacific Partners plc	1.750%	3/27/26	EUR	5,916	6,088
	Coca-Cola Europacific Partners plc	1.750%	5/26/28	EUR	2,547	2,528

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Coca-Cola Europacific Partners plc	0.200%	12/2/28	EUR	6,684	6,116
	Coca-Cola Europacific Partners plc	1.875%	3/18/30	EUR	2,500	2,418
	Coca-Cola Europacific Partners plc	0.700%	9/12/31	EUR	4,136	3,569
	Compass Group Finance Netherlands BV	1.500%	9/5/28	EUR	4,000	3,953
	Compass Group plc	2.000%	9/5/25	GBP	200	239
	Compass Group plc	2.000%	7/3/29	GBP	3,072	3,346
[1]	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	1,060	1,074
	Coventry Building Society	2.000%	12/20/30	GBP	2,062	2,047
	CPUK Finance Ltd.	5.876%	8/28/27	GBP	1,000	1,247
	CPUK Finance Ltd.	3.588%	2/28/42	GBP	1,455	1,763
[1]	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	101	128
	Dali Capital plc	4.799%	12/21/37	GBP	200	224
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,527	1,890
	Derwent London plc	1.875%	11/17/31	GBP	1,400	1,351
	Diageo Capital BV	0.125%	9/28/28	EUR	700	650
	Diageo Finance plc	2.875%	3/27/29	GBP	5,000	5,718
	Diageo Finance plc	2.500%	3/27/32	EUR	8,569	8,518
	Diageo Finance plc	1.250%	3/28/33	GBP	3,459	3,215
	Diageo Finance plc	2.750%	6/8/38	GBP	10,000	9,390
	Direct Line Insurance Group plc	4.000%	6/5/32	GBP	1,000	1,016
	DS Smith plc	1.375%	7/26/24	EUR	200	212
	DS Smith plc	0.875%	9/12/26	EUR	4,981	4,954
	DS Smith plc	4.500%	7/27/30	EUR	5,000	5,445
	DWR Cymru Financing UK plc	1.625%	3/31/26	GBP	1,893	2,181
	DWR Cymru Financing UK plc	6.015%	3/31/28	GBP	125	159
	DWR Cymru Financing UK plc	1.375%	3/31/33	GBP	500	452
	DWR Cymru Financing UK plc	2.375%	3/31/34	GBP	1,182	1,040
	DWR Cymru Financing UK plc	2.500%	3/31/36	GBP	1,217	1,125
	Eastern Power Networks plc	2.125%	11/25/33	GBP	1,500	1,430
	Eastern Power Networks plc	1.875%	6/1/35	GBP	2,000	1,774
	Electricity North West Ltd.	8.875%	3/25/26	GBP	977	1,293
	EMH Treasury plc	4.500%	1/29/44	GBP	449	485
[1]	Eversholt Funding plc	6.697%	2/22/35	GBP	710	921
[1]	Eversholt Funding plc	3.529%	8/7/42	GBP	1,635	1,556
	FIL Ltd.	2.500%	11/4/26	EUR	1,337	1,358
	Flagship Finance plc	1.875%	7/14/61	GBP	1,254	721
	Futures Treasury plc	3.375%	2/8/44	GBP	1,306	1,196
	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	8,800	11,079
	Gatwick Funding Ltd.	2.500%	4/15/32	GBP	200	213
	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	4,052	4,984
	Gatwick Funding Ltd.	3.125%	9/28/41	GBP	2,141	1,926
	Gatwick Funding Ltd.	3.250%	2/26/50	GBP	2,100	1,717
	Genfinance II plc	6.064%	12/21/39	GBP	2,863	3,696
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	488	523
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	9,369	9,551
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	101
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	1,860	2,224
	GlaxoSmithKline Capital plc	1.250%	10/12/28	GBP	12,276	13,224
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	7,302	7,069
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	3,579	4,567
	GlaxoSmithKline Capital plc	1.625%	5/12/35	GBP	13,189	11,656
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	567	777
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	2,116	2,595
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	3,217	3,428
	Global Switch Finance BV	1.375%	10/7/30	EUR	2,800	2,708
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	100	101
	Grainger plc	3.000%	7/3/30	GBP	900	942
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	2,955	3,297
[1]	Great Rolling Stock Co. plc	6.875%	7/27/35	GBP	137	180
[1]	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	308	363
	Greene King Finance plc	5.318%	9/15/31	GBP	185	222
	Greene King Finance plc	5.106%	3/15/34	GBP	420	498
[1]	Greene King Finance plc	4.064%	3/15/35	GBP	383	428
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	2,242	2,256
	Guinness Partnership Ltd.	2.000%	4/22/55	GBP	100	59
[1]	Gwynt y Mor OFTO plc	2.778%	2/17/34	GBP	653	696
	Hammerson Ireland Finance DAC	1.750%	6/3/27	EUR	2,686	2,633

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Hammerson plc	7.250%	4/21/28	GBP	1,951	2,495
	Heathrow Funding Ltd.	3.250%	5/21/27	CAD	2,000	1,420
	Heathrow Funding Ltd.	1.500%	10/12/27	EUR	11,684	12,057
	Heathrow Funding Ltd.	2.625%	3/16/28	GBP	8,000	8,833
	Heathrow Funding Ltd.	6.750%	12/3/28	GBP	2,888	3,702
	Heathrow Funding Ltd.	2.694%	10/13/29	CAD	2,232	1,504
	Heathrow Funding Ltd.	3.400%	3/8/30	CAD	3,559	2,414
	Heathrow Funding Ltd.	2.750%	10/13/31	GBP	2,457	2,695
	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	10,504	9,804
	Heathrow Funding Ltd.	3.782%	9/4/32	CAD	1,419	952
	Heathrow Funding Ltd.	1.125%	10/8/32	EUR	19,400	17,401
	Heathrow Funding Ltd.	3.661%	1/13/33	CAD	2,100	1,381
	Heathrow Funding Ltd.	6.450%	12/10/33	GBP	1,527	2,001
	Heathrow Funding Ltd.	3.726%	4/13/35	CAD	2,493	1,584
	Heathrow Funding Ltd.	1.875%	3/14/36	EUR	1,696	1,482
	Heathrow Funding Ltd.	5.875%	5/13/43	GBP	10,731	13,273
	Heathrow Funding Ltd.	4.625%	10/31/48	GBP	1,228	1,272
	Heathrow Funding Ltd.	2.750%	8/9/51	GBP	429	316
	Hexagon Housing Association Ltd.	3.625%	4/22/48	GBP	900	775
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	3,324	3,765
	Home Group Ltd.	3.125%	3/27/43	GBP	1,004	866
[1]	Housing & Care 21	3.288%	11/8/49	GBP	2,264	1,915
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	79
	HSBC Holdings plc	3.000%	6/30/25	EUR	9,459	9,959
	HSBC Holdings plc	0.309%	11/13/26	EUR	25,859	26,136
	HSBC Holdings plc	2.256%	11/13/26	GBP	3,234	3,835
	HSBC Holdings plc	3.019%	6/15/27	EUR	5,400	5,651
	HSBC Holdings plc	1.750%	7/24/27	GBP	9,029	10,352
	HSBC Holdings plc	4.752%	3/10/28	EUR	10,000	10,903
	HSBC Holdings plc	3.000%	7/22/28	GBP	19,044	21,907
	HSBC Holdings plc	2.625%	8/16/28	GBP	1,510	1,685
	HSBC Holdings plc	0.641%	9/24/29	EUR	6,062	5,623
	HSBC Holdings plc	3.000%	5/29/30	GBP	4,815	5,289
	HSBC Holdings plc	6.800%	9/14/31	GBP	5,000	6,557
	HSBC Holdings plc	4.787%	3/10/32	EUR	13,000	14,451
	HSBC Holdings plc	6.364%	11/16/32	EUR	17,000	19,242
	HSBC Holdings plc	8.201%	11/16/34	GBP	8,500	11,416
	HSBC Holdings plc	7.000%	4/7/38	GBP	9,950	13,083
	HSBC Holdings plc	6.000%	3/29/40	GBP	3,752	4,446
	Hyde Housing Assn. Ltd.	1.750%	8/18/55	GBP	4,920	2,728
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	54	65
	IG Group Holdings plc	3.125%	11/18/28	GBP	2,000	2,136
	Imperial Brands Finance Netherlands BV	5.250%	2/15/31	EUR	4,200	4,647
	Imperial Brands Finance Netherlands BV	1.750%	3/18/33	EUR	4,947	4,172
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	217	229
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	7,595	7,733
	Imperial Brands Finance plc	4.875%	6/7/32	GBP	3,730	4,267
	Inchcape plc	6.500%	6/9/28	GBP	4,000	5,046
	Incommunities Treasury plc	3.250%	3/21/49	GBP	2,499	2,150
	Informa plc	3.125%	7/5/26	GBP	919	1,090
	InterContinental Hotels Group plc	2.125%	8/24/26	GBP	2,000	2,311
	InterContinental Hotels Group plc	2.125%	5/15/27	EUR	1,500	1,521
	InterContinental Hotels Group plc	3.375%	10/8/28	GBP	2,000	2,298
	Intermediate Capital Group plc	1.625%	2/17/27	EUR	3,600	3,547
	International Distributions Services plc	1.250%	10/8/26	EUR	2,457	2,472
	Jigsaw Funding plc	3.375%	5/5/52	GBP	1,087	941
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	1,783	2,197
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	2,685	2,431
	Land Securities Capital Markets plc	2.375%	3/29/29	GBP	382	438
	Land Securities Capital Markets plc	2.399%	2/8/31	GBP	2,400	2,651
	Land Securities Capital Markets plc	2.625%	9/22/39	GBP	1,996	1,844
	Land Securities Capital Markets plc	2.750%	9/22/59	GBP	1,787	1,283
	Leeds Building Society	1.500%	3/16/27	GBP	1,724	1,989
	Leeds Building Society	1.375%	10/6/27	GBP	7,606	8,310
	Legal & General Finance plc	5.875%	12/11/31	GBP	3,413	4,466
	Legal & General Group plc	5.375%	10/27/45	GBP	1,635	2,018
	Legal & General Group plc	5.125%	11/14/48	GBP	2,452	2,954

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Legal & General Group plc	4.500%	11/1/50	GBP	4,400	4,962
	Legal & General Group plc	5.500%	6/27/64	GBP	3,158	3,633
	Libra Longhurst Group Treasury No. 2 plc	3.250%	5/15/43	GBP	2,603	2,299
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	912	1,077
	Linde Finance BV	0.550%	5/19/32	EUR	6,800	5,787
	LiveWest Treasury plc	1.875%	2/18/56	GBP	1,100	629
	Lloyds Bank Corporate Markets plc	2.375%	4/9/26	EUR	5,000	5,197
	Lloyds Bank Corporate Markets plc	4.125%	5/30/27	EUR	5,000	5,387
	Lloyds Bank plc	0.125%	6/18/26	EUR	4,913	4,871
	Lloyds Bank plc	4.875%	3/30/27	GBP	1,491	1,853
	Lloyds Bank plc	6.000%	2/8/29	GBP	5,072	6,630
	Lloyds Bank plc	0.125%	9/23/29	EUR	19,550	17,577
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	2,440	1,503
	Lloyds Banking Group plc	3.125%	8/24/30	EUR	8,500	8,730
	Lloyds Banking Group plc	1.985%	12/15/31	GBP	2,000	2,255
	Lloyds Banking Group plc	2.707%	12/3/35	GBP	10,455	10,386
	Logicor 2019-1 UK plc	1.875%	11/17/31	GBP	3,486	3,970
	London & Quadrant Housing Trust	2.625%	2/28/28	GBP	2,028	2,281
	London & Quadrant Housing Trust	2.250%	7/20/29	GBP	3,200	3,413
	London & Quadrant Housing Trust	2.000%	3/31/32	GBP	2,800	2,724
	London & Quadrant Housing Trust	4.625%	12/5/33	GBP	100	117
	London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	490
	London & Quadrant Housing Trust	5.486%	6/15/42	GBP	2,500	3,053
	London & Quadrant Housing Trust	3.750%	10/27/49	GBP	1,815	1,665
	London & Quadrant Housing Trust	3.125%	2/28/53	GBP	868	695
	London Power Networks plc	6.125%	6/7/27	GBP	238	304
	London Power Networks plc	2.625%	3/1/29	GBP	1,500	1,677
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	6,502	6,538
	London Stock Exchange Group plc	1.625%	4/6/30	GBP	3,000	3,111
[1]	Longstone Finance plc	4.791%	4/19/36	GBP	58	70
	Lseg Netherlands BV	0.750%	4/6/33	EUR	6,062	5,029
	M&G plc	5.625%	10/20/51	GBP	4,796	5,613
	M&G plc	5.560%	7/20/55	GBP	4,523	5,028
	M&G plc	6.340%	12/19/63	GBP	2,590	2,993
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	1,004	1,189
	Manchester Airport Group Funding plc	6.125%	9/30/41	GBP	1,577	2,033
	Manchester Airport Group Funding plc	2.875%	9/30/44	GBP	1,906	1,539
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	2,635	2,116
[1]	Meadowhall Finance plc	4.986%	7/12/37	GBP	385	434
[1,4]	Merseylink Issuer plc	3.842%	3/31/43	GBP	100	108
[1]	Metropolitan Funding plc	4.125%	4/5/48	GBP	1,004	963
	Metropolitan Housing Trust Ltd.	1.875%	7/28/36	GBP	600	505
	Moat Homes Finance plc	5.000%	9/23/41	GBP	1,035	1,202
	Morhomes plc	3.400%	2/19/40	GBP	913	882
	Motability Operations Group plc	0.375%	1/3/26	EUR	3,828	3,872
	Motability Operations Group plc	4.375%	2/8/27	GBP	4,181	5,104
	Motability Operations Group plc	0.125%	7/20/28	EUR	16,556	15,264
	Motability Operations Group plc	1.750%	7/3/29	GBP	4,806	5,106
	Motability Operations Group plc	3.625%	7/24/29	EUR	10,000	10,635
	Motability Operations Group plc	5.625%	11/29/30	GBP	1,004	1,294
	Motability Operations Group plc	3.500%	7/17/31	EUR	5,000	5,259
	Motability Operations Group plc	2.375%	3/14/32	GBP	582	601
	Motability Operations Group plc	3.625%	3/10/36	GBP	4,400	4,683
	Motability Operations Group plc	2.375%	7/3/39	GBP	7,000	5,985
	Motability Operations Group plc	1.500%	1/20/41	GBP	5,000	3,574
	Motability Operations Group plc	2.125%	1/18/42	GBP	5,365	4,203
	Motability Operations Group plc	4.875%	1/17/43	GBP	4,000	4,612
	Motability Operations Group plc	5.750%	9/11/48	GBP	4,200	5,351
	Myriad Capital plc	4.750%	12/20/43	GBP	500	542
	National Gas Transmission plc	4.250%	4/5/30	EUR	2,500	2,700
	National Gas Transmission plc	1.125%	1/14/33	GBP	1,500	1,300
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	EUR	2,000	2,112
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/31	GBP	1,000	970
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/32	EUR	5,900	6,276
	National Grid Electricity Distribution plc	3.500%	10/16/26	GBP	19,097	22,712
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/35	GBP	2,486	2,072
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/40	GBP	1,100	1,364

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	National Grid Electricity Distribution South West plc	5.875%	3/25/27	GBP	1,073	1,356
	National Grid Electricity Distribution South West plc	5.750%	3/23/40	GBP	850	1,050
	National Grid Electricity Distribution South West plc	5.818%	7/31/41	GBP	6,000	7,428
	National Grid Electricity Distribution West Midlands plc	5.750%	4/16/32	GBP	2,728	3,433
	National Grid Electricity Transmission plc	1.375%	9/16/26	GBP	2,096	2,385
	National Grid Electricity Transmission plc	2.301%	6/22/29	CAD	2,764	1,765
	National Grid Electricity Transmission plc	5.221%	9/16/31	CAD	2,700	1,954
	National Grid Electricity Transmission plc	0.823%	7/7/32	EUR	3,200	2,680
	National Grid Electricity Transmission plc	2.000%	9/16/38	GBP	2,818	2,256
	National Grid Electricity Transmission plc	0.872%	11/26/40	EUR	1,600	1,102
	National Grid plc	2.179%	6/30/26	EUR	1,000	1,029
	National Grid plc	0.163%	1/20/28	EUR	13,000	12,136
	National Grid plc	0.553%	9/18/29	EUR	16,607	14,924
	National Grid plc	2.949%	3/30/30	EUR	6,300	6,400
	National Grid plc	0.750%	9/1/33	EUR	1,100	875
	National Grid plc	3.245%	3/30/34	EUR	3,000	2,979
	National Grid plc	4.275%	1/16/35	EUR	17,400	18,729
	Nationwide Building Society	5.625%	1/28/26	GBP	777	975
	Nationwide Building Society	3.000%	5/6/26	GBP	9,866	11,778
	Nationwide Building Society	0.625%	3/25/27	EUR	21,095	20,784
	Nationwide Building Society	3.250%	1/20/28	GBP	7,493	8,756
	Nationwide Building Society	3.625%	3/15/28	EUR	12,500	13,453
	Nationwide Building Society	0.250%	9/14/28	EUR	6,194	5,711
	Nationwide Building Society	2.250%	6/25/29	EUR	2,457	2,489
	Nationwide Building Society	3.250%	9/5/29	EUR	5,000	5,215
	Nationwide Building Society	1.375%	6/29/32	EUR	7,821	7,205
	NatWest Group plc	2.875%	9/19/26	GBP	4,593	5,519
	NatWest Group plc	3.125%	3/28/27	GBP	2,908	3,460
	NatWest Group plc	2.057%	11/9/28	GBP	2,800	3,101
	NatWest Group plc	3.619%	3/29/29	GBP	9,400	10,861
	NatWest Group plc	0.670%	9/14/29	EUR	17,400	16,125
	NatWest Group plc	3.622%	8/14/30	GBP	4,000	4,850
	NatWest Group plc	1.043%	9/14/32	EUR	10,000	9,482
	NatWest Group plc	7.416%	6/6/33	GBP	4,000	5,143
	NatWest Markets plc	0.125%	6/18/26	EUR	10,000	9,892
	NatWest Markets plc	1.375%	3/2/27	EUR	19,100	19,083
	NatWest Markets plc	5.899%	8/23/28	AUD	14,320	9,377
	NatWest Markets plc	3.625%	1/9/29	EUR	5,600	5,934
	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	4,367	5,391
	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	2,046	2,546
	NewRiver REIT plc	3.500%	3/7/28	GBP	913	1,028
	Next Group plc	3.625%	5/18/28	GBP	6,459	7,607
	NIE Finance plc	2.500%	10/27/25	GBP	1,357	1,618
	NIE Finance plc	6.375%	6/2/26	GBP	2,000	2,539
	NIE Finance plc	5.875%	12/1/32	GBP	2,000	2,575
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	59	72
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	1,465	1,673
	Northern Powergrid Northeast plc	3.250%	4/1/52	GBP	500	415
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	742	894
	Northern Powergrid Yorkshire plc	2.250%	10/9/59	GBP	922	571
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	3,415	3,853
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	100	112
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	1,266	1,545
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	264	288
	Notting Hill Genesis	3.750%	12/20/32	GBP	2,637	2,925
	Notting Hill Genesis	2.000%	6/3/36	GBP	319	272
	Notting Hill Genesis	5.250%	7/7/42	GBP	777	911
	Notting Hill Genesis	3.250%	10/12/48	GBP	100	86
	Notting Hill Genesis	4.375%	2/20/54	GBP	2,142	2,180
[1]	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	203	251
	Onward Homes Ltd.	2.125%	3/25/53	GBP	2,000	1,257
	Optivo Finance plc	2.857%	10/7/35	GBP	2,500	2,381
	Optivo Finance plc	5.250%	3/13/43	GBP	4,050	4,732
	Orbit Capital plc	2.000%	11/24/38	GBP	1,500	1,211
	Orbit Capital plc	3.500%	3/24/45	GBP	1,090	1,000
	Orbit Capital plc	3.375%	6/14/48	GBP	126	110
	Paradigm Homes Charitable Housing Assn. Ltd.	2.250%	5/20/51	GBP	2,923	1,975

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Paragon Treasury plc	2.000%	5/7/36	GBP	2,091	1,770
[1]	Paragon Treasury plc	3.625%	1/21/47	GBP	1,004	901
	Peabody Capital No. 2 plc	2.750%	3/2/34	GBP	1,000	984
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	1,700	1,823
	Peabody Capital plc	5.250%	3/17/43	GBP	2,750	3,275
	Pearson Funding plc	3.750%	6/4/30	GBP	1,293	1,460
[1]	Penarian Housing Finance plc	3.212%	6/7/52	GBP	777	662
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	5,680	6,680
	Pension Insurance Corp. plc	4.625%	5/7/31	GBP	2,000	2,189
	Phoenix Group Holdings plc	4.375%	1/24/29	EUR	10,234	10,650
	Phoenix Group Holdings plc	5.867%	6/13/29	GBP	5,981	7,227
	Phoenix Group Holdings plc	5.625%	4/28/31	GBP	1,319	1,540
	Places For People Treasury plc	2.875%	8/17/26	GBP	2,700	3,173
	Places For People Treasury plc	6.250%	12/6/41	GBP	1,200	1,547
	Platform HG Financing plc	1.625%	8/10/55	GBP	2,452	1,307
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	1,455	1,889
	PRS Finance plc	1.750%	11/24/26	GBP	8,520	9,825
	PRS Finance plc	2.000%	1/23/29	GBP	8,669	9,570
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,321	2,514
	RAC Bond Co. plc	4.870%	5/6/46	GBP	1,455	1,770
	Reckitt Benckiser Treasury Services Nederland BV	0.375%	5/19/26	EUR	2,457	2,448
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/30	EUR	8,404	7,591
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/32	GBP	2,141	2,089
	RELX Finance BV	0.500%	3/10/28	EUR	9,369	8,916
	RELX Finance BV	3.750%	6/12/31	EUR	3,333	3,589
	RELX Finance BV	0.875%	3/10/32	EUR	1,892	1,650
	Rentokil Initial Finance BV	3.875%	6/27/27	EUR	7,500	8,003
	Rentokil Initial Finance BV	4.375%	6/27/30	EUR	3,000	3,301
	Rio Tinto Finance plc	4.000%	12/11/29	GBP	400	475
	Riverside Finance plc	3.875%	12/5/44	GBP	1,093	1,017
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	1,544	1,926
	RL Finance Bonds No. 4 plc	4.875%	10/7/49	GBP	5,229	5,152
[1]	RMPA Services plc	5.337%	9/30/38	GBP	1,872	2,349
	Rothesay Life plc	8.000%	10/30/25	GBP	6,650	8,480
	Rothesay Life plc	3.375%	7/12/26	GBP	5,484	6,500
	Rothesay Life plc	7.734%	5/16/33	GBP	5,000	6,552
	Sage Group plc	1.625%	2/25/31	GBP	5,392	5,358
	Sanctuary Capital plc	6.697%	3/23/39	GBP	3,048	4,301
	Sanctuary Capital plc	5.000%	4/26/47	GBP	2,057	2,351
	Sanctuary Capital plc	2.375%	4/14/50	GBP	5,452	3,879
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	8,099	9,796
	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	3,000	3,637
	Santander UK Group Holdings plc	2.421%	1/17/29	GBP	3,000	3,312
	Santander UK Group Holdings plc	0.603%	9/13/29	EUR	13,042	12,028
	Santander UK plc	5.750%	3/2/26	GBP	2,843	3,578
	Santander UK plc	1.125%	3/12/27	EUR	10,000	9,981
	Santander UK plc	5.250%	2/16/29	GBP	4,696	5,944
	Santander UK plc	3.875%	10/15/29	GBP	7,552	8,723
[1]	Saxon Weald Capital plc	5.375%	6/6/42	GBP	281	336
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	1,655	1,946
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	502	579
	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	GBP	200	183
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,000	2,644
	Segro Capital Sarl	0.500%	9/22/31	EUR	4,276	3,547
	Segro plc	2.375%	10/11/29	GBP	642	690
	Segro plc	2.875%	10/11/37	GBP	1,600	1,495
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,688	3,254
	Severn Trent Utilities Finance plc	6.250%	6/7/29	GBP	1,000	1,282
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,687	1,742
	Severn Trent Utilities Finance plc	4.625%	11/30/34	GBP	4,000	4,574
	Severn Trent Utilities Finance plc	5.250%	4/4/36	GBP	3,700	4,444
	Severn Trent Utilities Finance plc	2.000%	6/2/40	GBP	542	407
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,249	2,506
	Skipton Building Society	2.000%	10/2/26	GBP	300	354
	Sky Ltd.	2.250%	11/17/25	EUR	200	209
	Sky Ltd.	2.500%	9/15/26	EUR	22,426	23,267
	Sky Ltd.	6.000%	5/21/27	GBP	50	64

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Sky Ltd.	4.000%	11/26/29	GBP	2,366	2,815
	Smith & Nephew plc	4.565%	10/11/29	EUR	1,000	1,107
	South Eastern Power Networks plc	5.500%	6/5/26	GBP	238	298
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	1,251	1,599
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	1,387	1,852
	South Eastern Power Networks plc	1.750%	9/30/34	GBP	1,315	1,174
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	9,736	11,134
	Southern Gas Networks plc	1.250%	12/2/31	GBP	5,600	5,203
	Southern Gas Networks plc	3.100%	9/15/36	GBP	5,000	4,734
	Southern Gas Networks plc	6.375%	5/15/40	GBP	82	106
	Southern Housing	3.500%	10/19/47	GBP	777	675
	Southern Water Services Finance Ltd.	6.640%	3/31/26	GBP	11,362	13,972
	Southern Water Services Finance Ltd.	1.625%	3/30/27	GBP	10,186	10,881
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	1,464	1,840
	Southern Water Services Finance Ltd.	3.000%	5/28/37	GBP	1,500	1,264
	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	50	48
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	50	53
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	100	113
	Sovereign Housing Capital plc	2.375%	11/4/48	GBP	2,455	1,749
	SP Distribution plc	5.875%	7/17/26	GBP	687	866
	SP Manweb plc	4.875%	9/20/27	GBP	100	123
	SSE plc	0.875%	9/6/25	EUR	822	843
	SSE plc	8.375%	11/20/28	GBP	7,518	10,563
	SSE plc	1.750%	4/16/30	EUR	17,500	16,705
	SSE plc	6.250%	8/27/38	GBP	3,272	4,315
	SSE plc	3.125%	Perpetual	EUR	1,000	1,018
	SSE plc	4.000%	Perpetual	EUR	6,867	7,118
	Stagecoach Group Ltd.	4.000%	9/29/25	GBP	100	121
	Standard Chartered plc	1.625%	10/3/27	EUR	347	349
	Standard Chartered plc	4.874%	5/10/31	EUR	5,000	5,537
	Standard Chartered plc	1.200%	9/23/31	EUR	3,000	2,921
	Standard Chartered plc	4.375%	1/18/38	GBP	1,455	1,591
	Sunderland SHG Finance plc	6.380%	3/31/42	GBP	63	82
[1]	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	419	438
[1]	Telereal Secured Finance plc	4.010%	12/10/33	GBP	1,061	1,220
[1]	Telereal Securitisation plc	6.165%	12/10/33	GBP	271	335
	Tesco Corporate Treasury Services plc	0.875%	5/29/26	EUR	14,958	15,047
	Tesco Corporate Treasury Services plc	1.875%	11/2/28	GBP	2,000	2,196
	Tesco Corporate Treasury Services plc	0.375%	7/27/29	EUR	10,000	9,068
	Tesco Corporate Treasury Services plc	4.250%	2/27/31	EUR	5,300	5,750
[1]	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	886	1,234
[1]	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	1,450	1,829
[1]	Tesco Property Finance 3 plc	5.744%	4/13/40	GBP	4,842	5,968
[1]	Tesco Property Finance 4 plc	5.801%	10/13/40	GBP	2,747	3,392
[1]	Tesco Property Finance 6 plc	5.411%	7/13/44	GBP	2,685	3,192
	Thames Water Utilities Finance plc	0.875%	1/31/28	EUR	5,400	4,558
	Thames Water Utilities Finance plc	3.500%	2/25/28	GBP	687	724
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	1,750	1,984
	Thames Water Utilities Finance plc	4.375%	1/18/31	EUR	4,000	3,673
	Thames Water Utilities Finance plc	2.625%	1/24/32	GBP	993	929
	Thames Water Utilities Finance plc	1.250%	1/31/32	EUR	2,500	1,926
	Thames Water Utilities Finance plc	6.500%	2/9/32	GBP	2,300	2,573
	Thames Water Utilities Finance plc	4.375%	7/3/34	GBP	1,362	1,355
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	2,686	2,768
	Thames Water Utilities Finance plc	2.375%	4/22/40	GBP	4,801	3,561
	Thames Water Utilities Finance plc	5.500%	2/11/41	GBP	2,674	2,737
	Thames Water Utilities Finance plc	4.625%	6/4/46	GBP	2,538	2,330
	Thames Water Utilities Finance plc	7.738%	4/9/58	GBP	497	596
	THFC Funding No.2 plc	6.350%	7/8/41	GBP	1,184	1,587
	THFC Funding No.3 plc	5.200%	10/11/45	GBP	7,737	9,208
	Tritax Big Box REIT plc	1.500%	11/27/33	GBP	1,500	1,309
	Tritax EuroBox plc	0.950%	6/2/26	EUR	1,796	1,760
	Unilever Finance Netherlands BV	0.750%	2/28/26	EUR	5,600	5,693
	Unilever Finance Netherlands BV	1.125%	2/12/27	EUR	4,958	4,981
	Unilever Finance Netherlands BV	1.375%	7/31/29	EUR	7,592	7,345
	Unilever Finance Netherlands BV	1.750%	3/25/30	EUR	20,413	19,936
	Unilever Finance Netherlands BV	1.375%	9/4/30	EUR	687	651

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Unilever plc	1.500%	7/22/26	GBP	100	116
	Unilever plc	1.500%	6/11/39	EUR	2,547	2,093
	UNITE Group plc	3.500%	10/15/28	GBP	1,296	1,494
	UNITE USAF II plc	3.921%	6/30/30	GBP	1,859	2,266
	United Utilities Water Finance plc	0.875%	10/28/29	GBP	5,751	5,678
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	5,866	6,189
	United Utilities Water Finance plc	2.000%	7/3/33	GBP	1,004	947
	United Utilities Water Finance plc	5.750%	6/26/36	GBP	3,700	4,650
	United Utilities Water Finance plc	1.875%	6/3/42	GBP	235	169
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	3,321	4,165
	University College London	1.625%	6/4/61	GBP	2,200	1,238
	University of Leeds	3.125%	12/19/50	GBP	2,100	1,835
	University of Liverpool	3.375%	6/25/55	GBP	100	89
	University of Manchester	4.250%	7/4/53	GBP	957	1,034
	University of Oxford	2.544%	12/8/17	GBP	4,459	2,843
	Utmost Group plc	4.000%	12/15/31	GBP	2,000	1,972
	Virgin Money UK plc	4.000%	9/25/26	GBP	3,200	3,893
	Virgin Money UK plc	4.000%	9/3/27	GBP	2,728	3,271
	Virgin Money UK plc	5.125%	12/11/30	GBP	1,555	1,904
	Vodafone Group plc	1.875%	9/11/25	EUR	9,725	10,120
	Vodafone Group plc	1.125%	11/20/25	EUR	12,277	12,597
	Vodafone Group plc	5.625%	12/4/25	GBP	586	735
	Vodafone Group plc	2.200%	8/25/26	EUR	2,251	2,326
	Vodafone Group plc	1.500%	7/24/27	EUR	4,401	4,412
	Vodafone Group plc	4.200%	12/13/27	AUD	4,590	2,848
	Vodafone Group plc	1.875%	11/20/29	EUR	4,550	4,448
	Vodafone Group plc	1.625%	11/24/30	EUR	5,761	5,414
	Vodafone Group plc	1.600%	7/29/31	EUR	8,300	7,677
	Vodafone Group plc	5.900%	11/26/32	GBP	7,210	9,410
	Vodafone Group plc	2.875%	11/20/37	EUR	4,654	4,399
	Vodafone Group plc	2.500%	5/24/39	EUR	5,931	5,285
	Vodafone Group plc	3.375%	8/8/49	GBP	3,709	3,104
	Vodafone Group plc	3.000%	8/12/56	GBP	3,848	2,804
	Vodafone International Financing DAC	4.000%	2/10/43	EUR	1,500	1,569
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	2,457	3,100
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	777	708
	Wellcome Trust Finance plc	4.625%	7/25/36	GBP	4,716	5,723
	Wellcome Trust Ltd.	4.000%	5/9/59	GBP	1,093	1,128
	Wellcome Trust Ltd.	1.500%	7/14/71	GBP	1,000	470
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	2,141	1,349
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	316	387
	Wessex Water Services Finance plc	1.250%	1/12/36	GBP	1,786	1,362
	Westfield Stratford City Finance No. 2 plc	1.642%	8/4/31	GBP	1,228	1,379
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	1,131	1,200
	WHG Treasury plc	4.250%	10/6/45	GBP	2,906	3,005
[1]	Wods Transmission plc	3.446%	8/24/34	GBP	69	78
	WPP Finance 2013	2.875%	9/14/46	GBP	1,393	1,057
	WPP Finance 2017	3.750%	5/19/32	GBP	2,067	2,259
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	3,769	3,525
	WPP Finance SA	2.250%	9/22/26	EUR	100	103
	WPP Finance SA	2.375%	5/19/27	EUR	5,947	6,105
	Wrekin Housing Group Ltd.	2.500%	10/22/48	GBP	1,000	727
	Yorkshire Building Society	0.625%	9/21/25	EUR	4,377	4,469
	Yorkshire Building Society	3.500%	4/21/26	GBP	597	715
	Yorkshire Building Society	0.010%	10/13/27	EUR	16,178	15,290
	Yorkshire Building Society	0.500%	7/1/28	EUR	6,981	6,536
	Yorkshire Building Society	3.375%	9/13/28	GBP	9,610	10,872
	Yorkshire Building Society	1.500%	9/15/29	GBP	2,786	2,900
	Yorkshire Housing Finance plc	4.125%	10/31/44	GBP	1,791	1,779
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	1,651	2,176
	Yorkshire Water Finance plc	3.625%	8/1/29	GBP	3,188	3,541
	Yorkshire Water Finance plc	5.250%	4/28/30	GBP	2,500	2,949
	Yorkshire Water Finance plc	6.375%	8/19/39	GBP	574	701
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	6,739	5,382
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	400	482
						2,447,688

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United States (3.0%)
3M Co.	1.500%	11/9/26	EUR	100	101
3M Co.	1.750%	5/15/30	EUR	831	791
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	8,733	8,897
Abbott Ireland Financing DAC	0.375%	11/19/27	EUR	4,913	4,734
AbbVie Inc.	0.750%	11/18/27	EUR	3,057	2,974
AbbVie Inc.	2.625%	11/15/28	EUR	11,104	11,426
AbbVie Inc.	2.125%	11/17/28	EUR	9,681	9,734
AbbVie Inc.	2.125%	6/1/29	EUR	4,000	4,005
AGCO International Holdings BV	0.800%	10/6/28	EUR	2,500	2,316
Air Lease Corp.	5.400%	6/1/28	CAD	5,924	4,325
Air Products and Chemicals Inc.	0.500%	5/5/28	EUR	1,815	1,721
Air Products and Chemicals Inc.	4.000%	3/3/35	EUR	8,800	9,519
Altria Group Inc.	1.700%	6/15/25	EUR	1,499	1,562
Altria Group Inc.	2.200%	6/15/27	EUR	6,164	6,236
Altria Group Inc.	3.125%	6/15/31	EUR	9,820	9,578
American Honda Finance Corp.	0.750%	11/25/26	GBP	3,234	3,635
American Honda Finance Corp.	3.750%	10/25/27	EUR	5,000	5,358
American Honda Finance Corp.	0.300%	7/7/28	EUR	5,100	4,767
American Honda Finance Corp.	5.600%	9/6/30	GBP	5,750	7,380
American International Group Inc.	1.875%	6/21/27	EUR	1,656	1,663
American Medical Systems Europe BV	3.375%	3/8/29	EUR	9,100	9,593
American Medical Systems Europe BV	1.625%	3/8/31	EUR	17,500	16,390
American Medical Systems Europe BV	3.500%	3/8/32	EUR	20,800	21,760
American Medical Systems Europe BV	1.875%	3/8/34	EUR	5,700	5,143
American Tower Corp.	1.950%	5/22/26	EUR	9,811	10,047
American Tower Corp.	0.450%	1/15/27	EUR	11,882	11,563
American Tower Corp.	0.400%	2/15/27	EUR	1,857	1,801
American Tower Corp.	0.500%	1/15/28	EUR	5,757	5,420
American Tower Corp.	0.875%	5/21/29	EUR	7,765	7,086
American Tower Corp.	0.950%	10/5/30	EUR	5,998	5,287
American Tower Corp.	4.625%	5/16/31	EUR	3,000	3,284
American Tower Corp.	1.250%	5/21/33	EUR	1,000	836
Amgen Inc.	2.000%	2/25/26	EUR	1,274	1,315
Amgen Inc.	5.500%	12/7/26	GBP	2,186	2,747
Amgen Inc.	4.000%	9/13/29	GBP	7,231	8,540
Amphenol Technologies Holding GmbH	2.000%	10/8/28	EUR	2,000	2,018
Aon Global Ltd.	2.875%	5/14/26	EUR	1,635	1,718
Apple Inc.	0.875%	5/24/25	EUR	16,289	16,892
Apple Inc.	0.000%	11/15/25	EUR	4,420	4,473
Apple Inc.	3.600%	6/10/26	AUD	940	594
Apple Inc.	2.000%	9/17/27	EUR	3,496	3,582
Apple Inc.	1.375%	5/24/29	EUR	4,260	4,157
Apple Inc.	0.750%	2/25/30	CHF	2,700	2,856
Apple Inc.	0.500%	11/15/31	EUR	2,587	2,267
Apple Inc.	3.600%	7/31/42	GBP	1,564	1,604
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	7,640	7,823
AT&T Inc.	1.375%	12/4/24	CHF	130	141
AT&T Inc.	3.550%	11/18/25	EUR	7,400	7,869
AT&T Inc.	4.000%	11/25/25	CAD	5,233	3,729
AT&T Inc.	4.100%	1/19/26	AUD	250	159
AT&T Inc.	0.250%	3/4/26	EUR	1,276	1,281
AT&T Inc.	2.900%	12/4/26	GBP	1,344	1,580
AT&T Inc.	5.500%	3/15/27	GBP	750	937
AT&T Inc.	1.600%	5/19/28	EUR	1,000	985
AT&T Inc.	4.600%	9/19/28	AUD	5,060	3,169
AT&T Inc.	2.350%	9/5/29	EUR	6,931	6,925
AT&T Inc.	4.375%	9/14/29	GBP	2,300	2,742
AT&T Inc.	2.600%	12/17/29	EUR	1,850	1,863
AT&T Inc.	0.800%	3/4/30	EUR	1,906	1,725
AT&T Inc.	3.550%	12/17/32	EUR	6,896	7,181
AT&T Inc.	5.200%	11/18/33	GBP	1,528	1,862
AT&T Inc.	3.375%	3/15/34	EUR	1,364	1,388
AT&T Inc.	4.300%	11/18/34	EUR	6,950	7,613
AT&T Inc.	2.450%	3/15/35	EUR	13,501	12,455
AT&T Inc.	3.150%	9/4/36	EUR	11,534	11,223
AT&T Inc.	2.600%	5/19/38	EUR	7,899	7,079

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	1.800%	9/14/39	EUR	1,000	793
AT&T Inc.	7.000%	4/30/40	GBP	4,850	6,707
AT&T Inc.	4.250%	6/1/43	GBP	7,514	7,523
AT&T Inc.	4.875%	6/1/44	GBP	1,376	1,494
AT&T Inc.	4.850%	5/25/47	CAD	5,613	3,540
AT&T Inc.	5.100%	11/25/48	CAD	2,850	1,856
Athene Global Funding	2.100%	9/24/25	CAD	1,372	952
Athene Global Funding	0.366%	9/10/26	EUR	1,786	1,753
Athene Global Funding	0.832%	1/8/27	EUR	2,000	1,959
Athene Global Funding	1.750%	11/24/27	GBP	4,981	5,471
Athene Global Funding	0.625%	1/12/28	EUR	3,713	3,502
Athene Global Funding	2.470%	6/9/28	CAD	6,556	4,280
Bank of America Corp.	2.300%	7/25/25	GBP	2,908	3,500
Bank of America Corp.	0.808%	5/9/26	EUR	17,256	17,844
Bank of America Corp.	0.253%	6/12/26	CHF	2,700	2,866
Bank of America Corp.	1.949%	10/27/26	EUR	13,000	13,475
Bank of America Corp.	4.250%	12/10/26	GBP	2,196	2,679
Bank of America Corp.	1.776%	5/4/27	EUR	10,773	11,022
Bank of America Corp.	1.978%	9/15/27	CAD	4,404	2,976
Bank of America Corp.	3.615%	3/16/28	CAD	7,098	4,953
Bank of America Corp.	1.662%	4/25/28	EUR	1,100	1,105
Bank of America Corp.	0.583%	8/24/28	EUR	16,789	16,121
Bank of America Corp.	2.598%	4/4/29	CAD	2,499	1,667
Bank of America Corp.	1.667%	6/2/29	GBP	9,000	9,736
Bank of America Corp.	0.694%	3/22/31	EUR	24,233	21,555
Bank of America Corp.	3.584%	4/27/31	GBP	2,200	2,511
Bank of America Corp.	0.654%	10/26/31	EUR	27,125	23,633
Bank of America Corp.	1.102%	5/24/32	EUR	2,000	1,770
Baxter International Inc.	1.300%	5/30/25	EUR	7,068	7,343
Baxter International Inc.	1.300%	5/15/29	EUR	3,595	3,405
Becton Dickinson & Co.	0.034%	8/13/25	EUR	2,623	2,668
Becton Dickinson & Co.	1.900%	12/15/26	EUR	5,833	5,948
Becton Dickinson & Co.	3.519%	2/8/31	EUR	3,734	3,911
Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	13,956	14,124
Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	EUR	9,049	8,381
Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	EUR	16,100	17,026
Becton Dickinson Euro Finance Sarl	1.213%	2/12/36	EUR	3,000	2,413
Becton Dickinson Euro Finance Sarl	1.336%	8/13/41	EUR	1,706	1,206
Berkshire Hathaway Finance Corp.	1.500%	3/18/30	EUR	16,700	15,931
Berkshire Hathaway Finance Corp.	2.000%	3/18/34	EUR	6,200	5,763
Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	3,559	3,067
Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	1,725	1,218
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,574	7,577
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	4,200	4,270
Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,690,000	16,209
Berkshire Hathaway Inc.	0.437%	4/15/31	JPY	500,000	2,986
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,408	3,833
Berkshire Hathaway Inc.	0.965%	9/13/39	JPY	500,000	2,716
Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	470,000	2,111
Berry Global Inc.	1.500%	1/15/27	EUR	2,786	2,776
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	502	500
Blackstone Holdings Finance Co. LLC	1.500%	4/10/29	EUR	4,938	4,737
Blackstone Holdings Finance Co. LLC	3.500%	6/1/34	EUR	2,000	2,089
Blackstone Private Credit Fund	1.750%	11/30/26	EUR	5,000	4,886
Booking Holdings Inc.	4.000%	11/15/26	EUR	5,900	6,341
Booking Holdings Inc.	0.500%	3/8/28	EUR	14,094	13,411
Booking Holdings Inc.	3.625%	11/12/28	EUR	6,000	6,414
Booking Holdings Inc.	4.250%	5/15/29	EUR	2,000	2,190
Booking Holdings Inc.	4.500%	11/15/31	EUR	10,300	11,521
Booking Holdings Inc.	4.125%	5/12/33	EUR	10,400	11,352
Booking Holdings Inc.	4.750%	11/15/34	EUR	4,900	5,597
Booking Holdings Inc.	3.750%	3/1/36	EUR	10,000	10,412
Booking Holdings Inc.	4.000%	3/1/44	EUR	4,300	4,470
BorgWarner Inc.	1.000%	5/19/31	EUR	4,629	4,009
Boston Scientific Corp.	0.625%	12/1/27	EUR	2,434	2,335
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	835	868
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	1,906	1,729

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Brown-Forman Corp.	1.200%	7/7/26	EUR	1,256	1,268
Brown-Forman Corp.	2.600%	7/7/28	GBP	4,607	5,274
Capital One Financial Corp.	1.650%	6/12/29	EUR	1,803	1,688
Cargill Inc.	3.875%	4/24/30	EUR	8,000	8,669
Carrier Global Corp.	4.500%	11/29/32	EUR	6,000	6,613
Celanese US Holdings LLC	4.777%	7/19/26	EUR	2,500	2,694
Celanese US Holdings LLC	2.125%	3/1/27	EUR	3,866	3,899
Celanese US Holdings LLC	0.625%	9/10/28	EUR	1,510	1,384
Celanese US Holdings LLC	5.337%	1/19/29	EUR	1,156	1,288
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	4,535	4,476
Chubb INA Holdings Inc.	0.875%	12/15/29	EUR	7,188	6,643
Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	2,366	2,173
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	4,175	3,874
Citigroup Inc.	4.090%	6/9/25	CAD	1,599	1,145
Citigroup Inc.	2.400%	10/31/25	JPY	3,164,500	20,391
Citigroup Inc.	1.250%	7/6/26	EUR	5,400	5,584
Citigroup Inc.	1.500%	7/24/26	EUR	9,461	9,803
Citigroup Inc.	2.125%	9/10/26	EUR	2,637	2,654
Citigroup Inc.	1.750%	10/23/26	GBP	5,455	6,252
Citigroup Inc.	2.800%	6/25/27	JPY	199,400	1,317
Citigroup Inc.	0.500%	10/8/27	EUR	18,367	18,081
Citigroup Inc.	1.625%	3/21/28	EUR	3,000	2,961
Citigroup Inc.	5.070%	4/29/28	CAD	5,950	4,309
Citigroup Inc.	1.250%	4/10/29	EUR	1,455	1,382
Citigroup Inc.	4.500%	3/3/31	GBP	502	572
Citigroup Inc.	6.800%	6/25/38	GBP	2,079	2,897
CNH Industrial Capital Canada Ltd.	5.500%	8/11/26	CAD	2,700	1,976
CNH Industrial Capital Canada Ltd.	4.800%	3/25/27	CAD	975	703
Coca-Cola Co.	1.125%	3/9/27	EUR	6,412	6,449
Coca-Cola Co.	0.125%	3/9/29	EUR	2,911	2,670
Coca-Cola Co.	0.125%	3/15/29	EUR	4,600	4,209
Coca-Cola Co.	0.400%	5/6/30	EUR	8,770	7,882
Coca-Cola Co.	0.500%	3/9/33	EUR	10,629	8,857
Coca-Cola Co.	0.375%	3/15/33	EUR	8,413	6,923
Coca-Cola Co.	1.625%	3/9/35	EUR	2,750	2,439
Coca-Cola Co.	0.950%	5/6/36	EUR	3,356	2,684
Coca-Cola Co.	0.800%	3/15/40	EUR	3,013	2,157
Coca-Cola Co.	1.000%	3/9/41	EUR	1,600	1,163
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	4,957	5,016
Colgate-Palmolive Co.	0.300%	11/10/29	EUR	5,000	4,574
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	1,274	1,136
Colgate-Palmolive Co.	0.875%	11/12/39	EUR	217	157
Comcast Corp.	0.000%	9/14/26	EUR	3,606	3,534
Comcast Corp.	1.500%	2/20/29	GBP	3,269	3,505
Comcast Corp.	0.250%	9/14/29	EUR	6,118	5,488
Comcast Corp.	5.500%	11/23/29	GBP	1,956	2,504
Comcast Corp.	0.750%	2/20/32	EUR	2,500	2,150
Comcast Corp.	1.875%	2/20/36	GBP	3,542	3,136
Comcast Corp.	1.250%	2/20/40	EUR	3,702	2,838
Corning Inc.	0.992%	8/10/27	JPY	870,000	5,316
CRH Finance DAC	1.375%	10/18/28	EUR	733	711
CRH Finance UK plc	4.125%	12/2/29	GBP	2,773	3,267
CRH Funding BV	1.625%	5/5/30	EUR	5,603	5,333
CRH SMW Finance DAC	1.250%	11/5/26	EUR	11,216	11,266
CRH SMW Finance DAC	4.000%	7/11/31	EUR	9,941	10,749
Danaher Corp.	2.500%	3/30/30	EUR	5,790	5,855
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,504	7,509
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	19,631	18,675
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	10,985	9,642
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	7,275	5,678
DH Europe Finance II Sarl	1.800%	9/18/49	EUR	1,108	813
Digital Dutch Finco BV	1.500%	3/15/30	EUR	5,000	4,596
Digital Dutch Finco BV	1.250%	2/1/31	EUR	6,684	5,814
Digital Intrepid Holding BV	0.625%	7/15/31	EUR	8,108	6,666
Digital Intrepid Holding BV	1.375%	7/18/32	EUR	3,000	2,568
Digital Stout Holding LLC	3.300%	7/19/29	GBP	4,938	5,510
Digital Stout Holding LLC	3.750%	10/17/30	GBP	10,906	12,179

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Discovery Communications LLC	1.900%	3/19/27	EUR	8,701	8,788
Dover Corp.	1.250%	11/9/26	EUR	10,890	10,942
Dover Corp.	0.750%	11/4/27	EUR	3,100	2,990
Dow Chemical Co.	0.500%	3/15/27	EUR	13,778	13,408
Dow Chemical Co.	1.125%	3/15/32	EUR	4,000	3,495
Duke Energy Corp.	3.100%	6/15/28	EUR	10,450	10,777
Duke Energy Corp.	3.750%	4/1/31	EUR	19,950	20,852
Duke Energy Corp.	3.850%	6/15/34	EUR	3,400	3,489
DXC Capital Funding DAC	0.450%	9/15/27	EUR	2,903	2,734
DXC Capital Funding DAC	0.950%	9/15/31	EUR	4,171	3,408
DXC Technology Co.	1.750%	1/15/26	EUR	7,863	8,065
Eaton Capital UnLtd Co.	0.697%	5/14/25	EUR	8,062	8,329
Eaton Capital UnLtd Co.	0.577%	3/8/30	EUR	1,600	1,440
Eli Lilly & Co.	2.125%	6/3/30	EUR	3,956	3,956
Eli Lilly & Co.	0.500%	9/14/33	EUR	4,000	3,352
Eli Lilly & Co.	1.700%	11/1/49	EUR	3,098	2,315
Eli Lilly & Co.	1.375%	9/14/61	EUR	3,000	1,756
Emerson Electric Co.	1.250%	10/15/25	EUR	3,004	3,092
Emerson Electric Co.	2.000%	10/15/29	EUR	1,004	988
Equinix Inc.	0.250%	3/15/27	EUR	2,086	1,998
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	3,144	3,174
Experian Europe DAC	1.560%	5/16/31	EUR	1,800	1,663
Experian Finance plc	3.250%	4/7/32	GBP	3,128	3,468
Exxon Mobil Corp.	0.142%	6/26/24	EUR	11,771	12,485
Exxon Mobil Corp.	0.835%	6/26/32	EUR	14,968	12,839
FedEx Corp.	1.625%	1/11/27	EUR	3,459	3,492
FedEx Corp.	1.300%	8/5/31	EUR	1,139	1,028
FedEx Corp.	0.950%	5/4/33	EUR	8,109	6,720
Fidelity National Information Services Inc.	0.625%	12/3/25	EUR	7,000	7,103
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	13,291	13,263
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	1,986	1,909
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	714	674
Fiserv Inc.	2.250%	7/1/25	GBP	100	120
Fiserv Inc.	1.125%	7/1/27	EUR	2,008	1,980
Fiserv Inc.	1.625%	7/1/30	EUR	10,415	9,696
Fiserv Inc.	3.000%	7/1/31	GBP	4,100	4,408
Ford Credit Canada Co.	6.777%	9/15/25	CAD	4,135	3,047
Ford Credit Canada Co.	7.000%	2/10/26	CAD	2,125	1,575
Ford Credit Canada Co.	2.961%	9/16/26	CAD	2,745	1,881
Ford Credit Canada Co.	6.382%	11/10/28	CAD	5,000	3,752
Ford Credit Canada Co.	5.441%	2/9/29	CAD	3,800	2,747
Ford Motor Credit Co. LLC	2.386%	2/17/26	EUR	7,000	7,262
Ford Motor Credit Co. LLC	4.867%	8/3/27	EUR	5,200	5,666
Ford Motor Credit Co. LLC	6.125%	5/15/28	EUR	4,000	4,571
Ford Motor Credit Co. LLC	5.125%	2/20/29	EUR	5,000	5,539
Ford Motor Credit Co. LLC	4.445%	2/14/30	EUR	14,300	15,320
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	735	526
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,959	6,318
General Electric Co.	0.875%	5/17/25	EUR	300	311
General Electric Co.	1.500%	5/17/29	EUR	4,771	4,606
General Electric Co.	4.125%	9/19/35	EUR	6,585	7,181
General Electric Co.	2.125%	5/17/37	EUR	3,706	3,351
General Electric Co.	4.875%	9/18/37	GBP	465	516
General Mills Inc.	0.450%	1/15/26	EUR	4,590	4,627
General Mills Inc.	1.500%	4/27/27	EUR	1,004	1,006
General Mills Inc.	3.907%	4/13/29	EUR	10,598	11,364
General Mills Inc.	3.650%	10/23/30	EUR	5,600	5,949
General Mills Inc.	3.850%	4/23/34	EUR	3,937	4,184
General Motors Financial Co. Inc.	2.350%	9/3/25	GBP	2,400	2,867
General Motors Financial Co. Inc.	0.850%	2/26/26	EUR	22,713	22,992
General Motors Financial Co. Inc.	5.150%	8/15/26	GBP	1,000	1,234
General Motors Financial Co. Inc.	3.900%	1/12/28	EUR	10,000	10,616
General Motors Financial Co. Inc.	0.650%	9/7/28	EUR	6,981	6,487
General Motors Financial Co. Inc.	4.300%	2/15/29	EUR	10,000	10,798
General Motors Financial of Canada Ltd.	1.700%	7/9/25	CAD	2,000	1,393
General Motors Financial of Canada Ltd.	1.750%	4/15/26	CAD	1,804	1,227
General Motors Financial of Canada Ltd.	3.150%	2/8/27	CAD	1,840	1,266

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
General Motors Financial of Canada Ltd.	5.200%	2/9/28	CAD	400	291
General Motors Financial of Canada Ltd.	5.000%	2/9/29	CAD	4,985	3,585
Global Payments Inc.	4.875%	3/17/31	EUR	11,380	12,469
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	15,656	16,276
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	8,823	10,812
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	13,101	13,588
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	1,324	1,349
Goldman Sachs Group Inc.	2.599%	11/30/27	CAD	4,330	2,955
Goldman Sachs Group Inc.	1.500%	12/7/27	GBP	8,485	9,309
Goldman Sachs Group Inc.	0.250%	1/26/28	EUR	18,635	17,553
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	3,462	3,474
Goldman Sachs Group Inc.	1.250%	2/7/29	EUR	5,000	4,771
Goldman Sachs Group Inc.	2.013%	2/28/29	CAD	4,799	3,135
Goldman Sachs Group Inc.	0.875%	5/9/29	EUR	700	650
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	2,789	3,144
Goldman Sachs Group Inc.	3.625%	10/29/29	GBP	5,066	5,863
Goldman Sachs Group Inc.	1.875%	12/16/30	GBP	625	632
Goldman Sachs Group Inc.	0.750%	3/23/32	EUR	10,794	9,092
Goldman Sachs Group Inc.	1.000%	3/18/33	EUR	8,231	6,953
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	737	976
Haleon Netherlands Capital BV	1.250%	3/29/26	EUR	4,500	4,580
Haleon Netherlands Capital BV	2.125%	3/29/34	EUR	3,200	2,908
Harley-Davidson Financial Services Inc.	5.125%	4/5/26	EUR	8,500	9,263
HCN Canadian Holdings-1 LP	2.950%	1/15/27	CAD	883	594
Highland Holdings Sarl	0.318%	12/15/26	EUR	8,700	8,492
Highland Holdings Sarl	0.934%	12/15/31	EUR	4,000	3,484
Honeywell International Inc.	2.250%	2/22/28	EUR	14,318	14,648
Honeywell International Inc.	3.375%	3/1/30	EUR	14,100	14,811
Honeywell International Inc.	0.750%	3/10/32	EUR	1,550	1,328
Honeywell International Inc.	3.750%	5/17/32	EUR	8,800	9,409
Honeywell International Inc.	4.125%	11/2/34	EUR	3,508	3,819
Illinois Tool Works Inc.	0.625%	12/5/27	EUR	2,883	2,796
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	12,280	12,176
Illinois Tool Works Inc.	1.000%	6/5/31	EUR	3,098	2,806
International Business Machines Corp.	0.950%	5/23/25	EUR	7,003	7,261
International Business Machines Corp.	2.875%	11/7/25	EUR	2,050	2,161
International Business Machines Corp.	1.250%	1/29/27	EUR	7,235	7,252
International Business Machines Corp.	0.300%	2/11/28	EUR	3,685	3,494
International Business Machines Corp.	1.750%	3/7/28	EUR	2,100	2,100
International Business Machines Corp.	1.500%	5/23/29	EUR	3,300	3,195
International Business Machines Corp.	0.875%	2/9/30	EUR	3,000	2,760
International Business Machines Corp.	1.750%	1/31/31	EUR	4,642	4,410
International Business Machines Corp.	3.625%	2/6/31	EUR	4,700	5,016
International Business Machines Corp.	0.650%	2/11/32	EUR	1,000	855
International Business Machines Corp.	1.250%	2/9/34	EUR	4,900	4,216
International Business Machines Corp.	3.750%	2/6/35	EUR	5,000	5,337
International Business Machines Corp.	1.200%	2/11/40	EUR	2,637	1,968
International Business Machines Corp.	4.000%	2/6/43	EUR	2,584	2,768
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	4,898	4,943
John Deere Cash Management Sarl	2.200%	4/2/32	EUR	4,913	4,839
John Deere Cash Management Sarl	1.650%	6/13/39	EUR	2,457	2,080
John Deere Financial Inc.	1.630%	4/9/26	CAD	2,000	1,366
John Deere Financial Inc.	2.580%	10/16/26	CAD	931	640
John Deere Financial Inc.	4.950%	6/14/27	CAD	2,100	1,537
John Deere Financial Inc.	1.340%	9/8/27	CAD	3,870	2,523
John Deere Financial Inc.	5.170%	9/15/28	CAD	4,264	3,148
John Deere Financial Inc.	4.630%	4/4/29	CAD	3,600	2,595
Johnson & Johnson	1.150%	11/20/28	EUR	642	626
Johnson Controls International plc	4.250%	5/23/35	EUR	11,020	11,998
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/27	EUR	2,448	2,338
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/28	EUR	1,931	1,997
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	2,728	2,888
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	2,457	2,956
JPMorgan Chase & Co.	1.090%	3/11/27	EUR	37,224	37,785
JPMorgan Chase & Co.	0.389%	2/24/28	EUR	14,212	13,822
JPMorgan Chase & Co.	1.896%	3/5/28	CAD	7,350	4,928
JPMorgan Chase & Co.	1.638%	5/18/28	EUR	7,079	7,098

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.963%	3/23/30	EUR	26,250	25,729
	JPMorgan Chase & Co.	1.001%	7/25/31	EUR	4,950	4,471
	JPMorgan Chase & Co.	4.457%	11/13/31	EUR	15,000	16,556
	JPMorgan Chase & Co.	1.047%	11/4/32	EUR	4,647	4,084
	JPMorgan Chase & Co.	1.895%	4/28/33	GBP	6,000	5,901
	Kellanova	0.500%	5/20/29	EUR	3,000	2,726
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	3,489	3,555
	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	4,368	4,147
	Kraft Heinz Foods Co.	2.250%	5/25/28	EUR	6,000	6,061
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	6,818	7,089
	Linde Inc.	1.625%	12/1/25	EUR	10,074	10,448
	Linde plc	3.375%	6/12/29	EUR	16,500	17,541
	Linde plc	3.200%	2/14/31	EUR	14,000	14,705
	Linde plc	3.625%	6/12/34	EUR	3,000	3,217
	Linde plc	1.625%	3/31/35	EUR	3,000	2,638
	Linde plc	1.000%	9/30/51	EUR	8,300	5,077
	LYB International Finance II BV	0.875%	9/17/26	EUR	4,461	4,433
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	102
	MassMutual Global Funding II	3.750%	1/19/30	EUR	3,500	3,743
	Mastercard Inc.	2.100%	12/1/27	EUR	3,975	4,060
	Mastercard Inc.	1.000%	2/22/29	EUR	10,500	10,072
	McDonald's Corp.	1.750%	5/3/28	EUR	1,200	1,197
	McDonald's Corp.	0.250%	10/4/28	EUR	4,700	4,353
	McDonald's Corp.	2.375%	5/31/29	EUR	3,000	3,024
	McDonald's Corp.	1.500%	11/28/29	EUR	7,700	7,348
	McDonald's Corp.	2.950%	3/15/34	GBP	6,200	6,419
	McDonald's Corp.	3.000%	5/31/34	EUR	4,900	4,892
	McDonald's Corp.	4.250%	3/7/35	EUR	3,000	3,293
	McDonald's Corp.	4.125%	11/28/35	EUR	6,000	6,483
	McDonald's Corp.	4.125%	6/11/54	GBP	600	599
	McKesson Corp.	1.500%	11/17/25	EUR	6,186	6,383
	McKesson Corp.	1.625%	10/30/26	EUR	5,003	5,067
	McKesson Corp.	3.125%	2/17/29	GBP	511	586
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	1,409	1,444
	Medtronic Global Holdings SCA	0.000%	10/15/25	EUR	10,000	10,112
	Medtronic Global Holdings SCA	2.625%	10/15/25	EUR	763	799
	Medtronic Global Holdings SCA	0.375%	10/15/28	EUR	1,904	1,772
	Medtronic Global Holdings SCA	3.000%	10/15/28	EUR	1,730	1,806
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	3,500	3,305
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	10,364	9,307
	Medtronic Global Holdings SCA	0.750%	10/15/32	EUR	1,913	1,641
	Medtronic Global Holdings SCA	3.375%	10/15/34	EUR	1,547	1,614
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	1,499	1,325
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	3,603	2,839
	Medtronic Global Holdings SCA	1.375%	10/15/40	EUR	12,866	9,701
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	7,504	5,364
	Medtronic Global Holdings SCA	1.625%	10/15/50	EUR	7,042	4,868
	Merck & Co. Inc.	1.875%	10/15/26	EUR	1,590	1,635
	Merck & Co. Inc.	2.500%	10/15/34	EUR	2,574	2,547
	Merck & Co. Inc.	1.375%	11/2/36	EUR	1,184	998
	MetLife Inc.	0.769%	5/23/29	JPY	730,000	4,514
	Metropolitan Life Global Funding I	4.125%	9/2/25	GBP	3,000	3,690
	Metropolitan Life Global Funding I	5.180%	6/15/26	CAD	2,300	1,678
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,419	875
	Metropolitan Life Global Funding I	0.625%	12/8/27	GBP	4,529	4,826
	Metropolitan Life Global Funding I	1.950%	3/20/28	CAD	3,152	2,064
	Metropolitan Life Global Funding I	4.000%	4/5/28	EUR	6,000	6,494
	Metropolitan Life Global Funding I	2.450%	1/12/29	CAD	750	493
	Metropolitan Life Global Funding I	1.625%	9/21/29	GBP	5,000	5,237
	Metropolitan Life Global Funding I	5.000%	1/10/30	GBP	3,000	3,728
	Metropolitan Life Global Funding I	3.394%	4/9/30	CAD	3,372	2,275
	Metropolitan Life Global Funding I	3.750%	12/5/30	EUR	5,400	5,820
	Microsoft Corp.	3.125%	12/6/28	EUR	7,964	8,509
	Microsoft Corp.	2.625%	5/2/33	EUR	2,906	2,999
	Mohawk Capital Finance SA	1.750%	6/12/27	EUR	1,400	1,402
	Molson Coors International LP	3.440%	7/15/26	CAD	1,397	979
[3]	Mondelez International Holdings Netherlands BV	0.250%	9/9/29	EUR	4,637	4,171

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Mondelez International Holdings Netherlands BV	1.250%	9/9/41	EUR	1,410	1,019
	Mondelez International Inc.	1.625%	3/8/27	EUR	5,854	5,937
	Mondelez International Inc.	0.250%	3/17/28	EUR	27,135	25,513
	Mondelez International Inc.	0.750%	3/17/33	EUR	700	582
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,525	1,431
	Moody's Corp.	0.950%	2/25/30	EUR	6,108	5,591
	Morgan Stanley	2.103%	5/8/26	EUR	3,100	3,245
	Morgan Stanley	1.342%	10/23/26	EUR	6,592	6,772
	Morgan Stanley	1.375%	10/27/26	EUR	4,300	4,335
	Morgan Stanley	2.625%	3/9/27	GBP	4,243	4,916
	Morgan Stanley	1.875%	4/27/27	EUR	4,887	4,943
	Morgan Stanley	1.779%	8/4/27	CAD	3,891	2,627
	Morgan Stanley	0.406%	10/29/27	EUR	15,920	15,603
	Morgan Stanley	0.495%	10/26/29	EUR	15,981	14,705
	Morgan Stanley	0.497%	2/7/31	EUR	10,880	9,592
	Morgan Stanley	2.950%	5/7/32	EUR	6,100	6,128
	Morgan Stanley	5.789%	11/18/33	GBP	13,700	17,401
	Morgan Stanley	5.148%	1/25/34	EUR	22,000	25,428
	Morgan Stanley	3.955%	3/21/35	EUR	10,424	11,029
	Mylan Inc.	2.125%	5/23/25	EUR	3,400	3,556
	Nasdaq Inc.	1.750%	3/28/29	EUR	4,688	4,573
	Nasdaq Inc.	0.875%	2/13/30	EUR	7,882	7,200
	Nasdaq Inc.	4.500%	2/15/32	EUR	7,509	8,329
	Nasdaq Inc.	0.900%	7/30/33	EUR	3,900	3,214
	National Grid North America Inc.	0.410%	1/20/26	EUR	5,000	5,027
	National Grid North America Inc.	1.054%	1/20/31	EUR	7,500	6,621
	Nestle Finance International Ltd.	0.000%	6/14/26	EUR	9,000	8,948
	Nestle Finance International Ltd.	0.125%	11/12/27	EUR	6,000	5,741
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	1,464	1,403
	Nestle Finance International Ltd.	1.500%	4/1/30	EUR	4,876	4,708
	Nestle Finance International Ltd.	1.250%	3/29/31	EUR	2,096	1,964
	Nestle Finance International Ltd.	0.375%	5/12/32	EUR	4,000	3,430
	Nestle Finance International Ltd.	0.000%	3/3/33	EUR	8,545	6,864
	Nestle Finance International Ltd.	1.500%	3/29/35	EUR	3,500	3,082
	Nestle Finance International Ltd.	3.750%	11/14/35	EUR	8,700	9,490
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	2,975	2,579
	Nestle Finance International Ltd.	0.375%	12/3/40	EUR	3,413	2,265
	Nestle Finance International Ltd.	0.875%	6/14/41	EUR	11,740	8,420
	Nestle Holdings Inc.	0.875%	7/18/25	EUR	4,000	4,132
	Nestle Holdings Inc.	2.125%	4/4/27	GBP	1,250	1,445
	Nestle Holdings Inc.	2.192%	1/26/29	CAD	12,970	8,514
	Nestle Holdings Inc.	2.500%	4/4/32	GBP	12,000	12,700
	Nestle Holdings Inc.	1.375%	6/23/33	GBP	5,000	4,655
	Nestle SA	1.875%	6/28/29	CHF	5,000	5,571
	Nestle SA	2.000%	6/28/33	CHF	2,000	2,261
	Nestle SA	2.500%	7/14/34	CHF	4,900	5,805
	Nestle SA	2.125%	6/28/38	CHF	2,000	2,297
	Netflix Inc.	4.625%	5/15/29	EUR	2,500	2,773
	Netflix Inc.	3.875%	11/15/29	EUR	13,000	13,956
	Netflix Inc.	3.625%	6/15/30	EUR	5,500	5,817
	New York Life Global Funding	1.250%	12/17/26	GBP	1,276	1,445
	New York Life Global Funding	0.250%	1/23/27	EUR	8,513	8,323
	New York Life Global Funding	2.000%	4/17/28	CAD	5,207	3,411
	New York Life Global Funding	0.750%	12/14/28	GBP	2,000	2,077
	New York Life Global Funding	4.950%	12/7/29	GBP	7,000	8,739
	New York Life Global Funding	3.625%	1/9/30	EUR	7,000	7,537
	NextEra Energy Capital Holdings Inc.	2.200%	12/2/26	AUD	2,210	1,328
	Omnicom Capital Holdings plc	2.250%	11/22/33	GBP	2,271	2,166
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	6,896	6,739
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	2,231	2,062
	PepsiCo Inc.	0.750%	3/18/27	EUR	1,004	995
	PepsiCo Inc.	0.500%	5/6/28	EUR	5,826	5,557
	PepsiCo Inc.	0.875%	7/18/28	EUR	1,725	1,665
	PepsiCo Inc.	1.125%	3/18/31	EUR	957	881
	PepsiCo Inc.	0.400%	10/9/32	EUR	6,172	5,157
	PepsiCo Inc.	0.750%	10/14/33	EUR	3,455	2,905
	PepsiCo Inc.	0.875%	10/16/39	EUR	4,868	3,578

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
PepsiCo Inc.	1.050%	10/9/50	EUR	3,093	2,005
Pfizer Inc.	1.000%	3/6/27	EUR	1,635	1,633
Pfizer Inc.	2.735%	6/15/43	GBP	5,207	4,459
Philip Morris International Inc.	2.875%	3/3/26	EUR	2,800	2,937
Philip Morris International Inc.	2.875%	5/14/29	EUR	1,228	1,255
Philip Morris International Inc.	0.800%	8/1/31	EUR	4,461	3,819
Philip Morris International Inc.	3.125%	6/3/33	EUR	452	451
Philip Morris International Inc.	2.000%	5/9/36	EUR	2,910	2,453
Philip Morris International Inc.	1.875%	11/6/37	EUR	1,237	977
Philip Morris International Inc.	1.450%	8/1/39	EUR	7,998	5,641
PPG Industries Inc.	1.875%	6/1/25	EUR	2,695	2,815
PPG Industries Inc.	0.875%	11/3/25	EUR	1,274	1,303
PPG Industries Inc.	1.400%	3/13/27	EUR	100	101
PPG Industries Inc.	2.750%	6/1/29	EUR	3,306	3,365
Procter & Gamble Co.	1.375%	5/3/25	GBP	4,823	5,806
Procter & Gamble Co.	3.250%	8/2/26	EUR	6,625	7,041
Procter & Gamble Co.	4.875%	5/11/27	EUR	5,000	5,566
Procter & Gamble Co.	1.200%	10/30/28	EUR	2,321	2,265
Procter & Gamble Co.	1.800%	5/3/29	GBP	6,198	6,823
Procter & Gamble Co.	1.250%	10/25/29	EUR	3,459	3,320
Procter & Gamble Co.	0.350%	5/5/30	EUR	10,000	9,011
Procter & Gamble Co.	3.250%	8/2/31	EUR	3,000	3,194
Procter & Gamble Co.	1.875%	10/30/38	EUR	1,184	1,044
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	6,272	5,948
Prologis Euro Finance LLC	0.375%	2/6/28	EUR	2,771	2,605
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	5,579	5,460
Prologis Euro Finance LLC	1.000%	2/8/29	EUR	7,033	6,589
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	3,031	2,544
Prologis Euro Finance LLC	0.500%	2/16/32	EUR	4,603	3,766
Prologis Euro Finance LLC	4.625%	5/23/33	EUR	9,700	10,747
Prologis Euro Finance LLC	1.500%	2/8/34	EUR	2,100	1,784
Prologis Euro Finance LLC	1.000%	2/6/35	EUR	1,590	1,250
Prologis Euro Finance LLC	1.000%	2/16/41	EUR	3,470	2,252
Prologis Euro Finance LLC	4.250%	1/31/43	EUR	2,000	2,066
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	1,481	908
Prologis LP	3.000%	6/2/26	EUR	822	864
Prologis LP	4.700%	3/1/29	CAD	3,295	2,364
Prologis LP	2.250%	6/30/29	GBP	5,549	6,005
Prologis LP	5.250%	1/15/31	CAD	2,100	1,537
Public Storage Operating Co.	0.500%	9/9/30	EUR	4,259	3,690
Public Storage Operating Co.	0.875%	1/24/32	EUR	3,324	2,866
Realty Income Corp.	1.875%	1/14/27	GBP	1,176	1,331
Realty Income Corp.	1.125%	7/13/27	GBP	6,862	7,490
Realty Income Corp.	4.875%	7/6/30	EUR	6,769	7,502
Realty Income Corp.	1.625%	12/15/30	GBP	2,000	1,964
Realty Income Corp.	5.750%	12/5/31	GBP	3,077	3,870
Realty Income Corp.	1.750%	7/13/33	GBP	1,257	1,147
Realty Income Corp.	5.125%	7/6/34	EUR	8,178	9,289
Realty Income Corp.	6.000%	12/5/39	GBP	4,614	5,876
Realty Income Corp.	2.500%	1/14/42	GBP	1,254	1,011
Republic of Singapore	3.550%	5/8/29	EUR	10,200	10,872
Revvity Inc.	1.875%	7/19/26	EUR	2,277	2,323
RTX Corp.	2.150%	5/18/30	EUR	7,184	6,919
Sanofi SA	1.750%	9/10/26	EUR	3,600	3,701
Sanofi SA	0.500%	1/13/27	EUR	100	99
Sanofi SA	1.125%	4/5/28	EUR	5,200	5,108
Sanofi SA	0.875%	3/21/29	EUR	5,000	4,758
Sanofi SA	1.500%	4/1/30	EUR	13,400	12,933
Sanofi SA	1.875%	3/21/38	EUR	3,700	3,276
Schlumberger Finance BV	0.250%	10/15/27	EUR	6,913	6,621
Schlumberger Finance BV	0.500%	10/15/31	EUR	4,913	4,200
Schlumberger Finance BV	2.000%	5/6/32	EUR	2,981	2,830
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	1,635	1,662
Schneider Electric SE	1.375%	6/21/27	EUR	7,200	7,242
Schneider Electric SE	1.500%	1/15/28	EUR	5,400	5,397
Schneider Electric SE	0.250%	3/11/29	EUR	12,400	11,454
Schneider Electric SE	3.375%	4/13/34	EUR	7,000	7,373

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Schneider Electric SE	3.250%	10/10/35	EUR	6,000	6,168
Signify NV	2.375%	5/11/27	EUR	4,450	4,530
Simon International Finance SCA	1.125%	3/19/33	EUR	4,679	3,923
Southern Co.	1.875%	9/15/81	EUR	3,776	3,537
Southern Power Co.	1.850%	6/20/26	EUR	5,229	5,342
Stellantis NV	3.875%	1/5/26	EUR	8,272	8,833
Stellantis NV	2.750%	5/15/26	EUR	3,400	3,550
Stellantis NV	4.500%	7/7/28	EUR	14,423	15,859
Stellantis NV	0.750%	1/18/29	EUR	3,000	2,792
Stellantis NV	1.125%	9/18/29	EUR	4,000	3,751
Stellantis NV	4.375%	3/14/30	EUR	5,000	5,491
Stellantis NV	4.250%	6/16/31	EUR	9,500	10,365
Stellantis NV	2.750%	4/1/32	EUR	5,500	5,404
Stellantis NV	1.250%	6/20/33	EUR	7,052	5,983
Stryker Corp.	2.125%	11/30/27	EUR	6,957	7,056
Stryker Corp.	3.375%	12/11/28	EUR	4,478	4,746
Stryker Corp.	0.750%	3/1/29	EUR	9,500	8,874
Stryker Corp.	2.625%	11/30/30	EUR	5,048	5,064
Stryker Corp.	1.000%	12/3/31	EUR	5,365	4,716
Swiss Re Finance UK plc	2.714%	6/4/52	EUR	2,900	2,690
T Mobile USA Inc.	3.700%	5/8/32	EUR	6,000	6,397
T Mobile USA Inc.	3.850%	5/8/36	EUR	7,900	8,384
Tapestry Inc.	5.875%	11/27/31	EUR	1,300	1,421
Thermo Fisher Scientific Finance I BV	0.000%	11/18/25	EUR	4,327	4,373
Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	EUR	5,286	4,791
Thermo Fisher Scientific Finance I BV	1.125%	10/18/33	EUR	14,731	12,701
Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	EUR	6,747	5,195
Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	EUR	7,000	5,149
Thermo Fisher Scientific Inc.	3.200%	1/21/26	EUR	3,800	4,032
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	12,425	12,769
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	3,500	3,527
Thermo Fisher Scientific Inc.	1.750%	4/15/27	EUR	1,455	1,478
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	1,899	1,814
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	552	540
Thermo Fisher Scientific Inc.	1.950%	7/24/29	EUR	5,000	4,960
Thermo Fisher Scientific Inc.	0.875%	10/1/31	EUR	5,000	4,429
Thermo Fisher Scientific Inc.	2.375%	4/15/32	EUR	6,000	5,898
Thermo Fisher Scientific Inc.	3.650%	11/21/34	EUR	2,800	2,995
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	3,289	3,217
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	1,906	1,490
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	2,819	2,059
Time Warner Cable LLC	5.250%	7/15/42	GBP	2,863	2,913
Toyota Motor Credit Corp.	0.750%	11/19/26	GBP	4,376	4,915
Toyota Motor Credit Corp.	0.125%	11/5/27	EUR	11,552	10,973
Toyota Motor Credit Corp.	4.050%	9/13/29	EUR	5,800	6,319
Toyota Motor Credit Corp.	3.850%	7/24/30	EUR	2,800	3,024
Trillium Windpower LP	5.803%	2/15/33	CAD	259	188
Tyco Electronics Group SA	0.000%	2/16/29	EUR	2,756	2,508
United Parcel Service Inc.	1.625%	11/15/25	EUR	5,870	6,080
United Parcel Service Inc.	1.500%	11/15/32	EUR	1,590	1,426
United Parcel Service Inc.	5.125%	2/12/50	GBP	500	620
Upjohn Finance BV	1.362%	6/23/27	EUR	6,910	6,778
Upjohn Finance BV	1.908%	6/23/32	EUR	5,210	4,552
Utah Acquisition Sub Inc.	3.125%	11/22/28	EUR	4,833	4,954
Ventas Canada Finance Ltd.	2.450%	1/4/27	CAD	1,000	676
Ventas Canada Finance Ltd.	5.398%	4/21/28	CAD	2,800	2,045
Ventas Canada Finance Ltd.	5.100%	3/5/29	CAD	3,671	2,645
Ventas Canada Finance Ltd.	3.300%	12/1/31	CAD	1,328	834
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,455	1,814
Verizon Communications Inc.	4.500%	8/17/27	AUD	7,000	4,421
Verizon Communications Inc.	2.375%	3/22/28	CAD	4,107	2,728
Verizon Communications Inc.	2.350%	3/23/28	AUD	600	346
Verizon Communications Inc.	1.125%	11/3/28	GBP	9,303	9,829
Verizon Communications Inc.	0.375%	3/22/29	EUR	12,083	11,092
Verizon Communications Inc.	1.875%	10/26/29	EUR	951	928
Verizon Communications Inc.	1.250%	4/8/30	EUR	1,213	1,132
Verizon Communications Inc.	2.500%	5/16/30	CAD	2,727	1,725

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Verizon Communications Inc.	1.875%	9/19/30	GBP	2,322	2,379
Verizon Communications Inc.	4.250%	10/31/30	EUR	7,000	7,710
Verizon Communications Inc.	2.500%	4/8/31	GBP	466	489
Verizon Communications Inc.	2.625%	12/1/31	EUR	3,291	3,268
Verizon Communications Inc.	0.875%	3/19/32	EUR	12,276	10,603
Verizon Communications Inc.	0.750%	3/22/32	EUR	10,098	8,645
Verizon Communications Inc.	3.500%	6/28/32	EUR	10,300	10,775
Verizon Communications Inc.	1.300%	5/18/33	EUR	7,229	6,263
Verizon Communications Inc.	4.750%	2/17/34	GBP	2,000	2,366
Verizon Communications Inc.	4.750%	10/31/34	EUR	16,167	18,533
Verizon Communications Inc.	1.125%	9/19/35	EUR	5,296	4,256
Verizon Communications Inc.	3.125%	11/2/35	GBP	2,029	2,022
Verizon Communications Inc.	3.750%	2/28/36	EUR	4,700	4,915
Verizon Communications Inc.	3.375%	10/27/36	GBP	5,326	5,353
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,785	4,543
Verizon Communications Inc.	1.875%	11/3/38	GBP	2,106	1,663
Verizon Communications Inc.	1.500%	9/19/39	EUR	2,345	1,810
Verizon Communications Inc.	3.500%	11/4/39	AUD	5,500	2,403
Verizon Communications Inc.	1.850%	5/18/40	EUR	1,696	1,365
Verizon Communications Inc.	3.625%	5/16/50	CAD	2,880	1,542
Verizon Communications Inc.	4.050%	3/22/51	CAD	1,148	661
VF Corp.	4.125%	3/7/26	EUR	1,500	1,577
VF Corp.	0.250%	2/25/28	EUR	777	695
VF Corp.	4.250%	3/7/29	EUR	3,000	3,071
Visa Inc.	1.500%	6/15/26	EUR	2,700	2,764
Visa Inc.	2.000%	6/15/29	EUR	8,500	8,505
Visa Inc.	2.375%	6/15/34	EUR	4,500	4,391
Wabtec Transportation Netherlands BV	1.250%	12/3/27	EUR	2,757	2,684
Walmart Inc.	2.550%	4/8/26	EUR	957	1,004
Walmart Inc.	4.875%	9/21/29	EUR	5,252	6,046
Walmart Inc.	5.625%	3/27/34	GBP	8,045	10,581
Walt Disney Co.	3.057%	3/30/27	CAD	7,275	5,009
Waste Management of Canada Corp.	2.600%	9/23/26	CAD	1,897	1,306
Wells Fargo & Co.	3.874%	5/21/25	CAD	1,994	1,426
Wells Fargo & Co.	2.000%	7/28/25	GBP	13,365	16,003
Wells Fargo & Co.	2.000%	4/27/26	EUR	11,925	12,282
Wells Fargo & Co.	2.568%	5/1/26	CAD	4,330	3,060
Wells Fargo & Co.	2.975%	5/19/26	CAD	4,948	3,449
Wells Fargo & Co.	1.375%	10/26/26	EUR	16,502	16,591
Wells Fargo & Co.	1.000%	2/2/27	EUR	11,763	11,614
Wells Fargo & Co.	2.493%	2/18/27	CAD	3,596	2,429
Wells Fargo & Co.	1.500%	5/24/27	EUR	9,725	9,667
Wells Fargo & Co.	3.473%	4/26/28	GBP	300	353
Wells Fargo & Co.	5.083%	4/26/28	CAD	6,275	4,554
Wells Fargo & Co.	3.500%	9/12/29	GBP	2,155	2,465
Wells Fargo & Co.	1.741%	5/4/30	EUR	4,913	4,707
Wells Fargo & Co.	0.625%	8/14/30	EUR	3,610	3,149
Wells Fargo & Co.	4.625%	11/2/35	GBP	1,737	2,022
Welltower OP LLC	4.800%	11/20/28	GBP	3,595	4,328
Welltower OP LLC	4.500%	12/1/34	GBP	6,366	7,088
Westlake Corp.	1.625%	7/17/29	EUR	3,100	2,926
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	5,229	5,239
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	1,725	1,674
WPC Eurobond BV	2.250%	4/9/26	EUR	2,050	2,102
WPC Eurobond BV	2.125%	4/15/27	EUR	8,339	8,390
WPC Eurobond BV	1.350%	4/15/28	EUR	4,461	4,248
WPC Eurobond BV	0.950%	6/1/30	EUR	1,024	893
					3,413,187
Total Corporate Bonds (Cost $26,753,049)					23,813,413
Sovereign Bonds (76.4%)
Australia (2.8%)
Australian Capital Territory	1.250%	5/22/25	AUD	370	232
Australian Capital Territory	2.500%	5/21/26	AUD	990	616
Australian Capital Territory	3.000%	4/18/28	AUD	110	67
Australian Capital Territory	2.250%	5/22/29	AUD	4,650	2,689
Australian Capital Territory	1.750%	5/17/30	AUD	390	213

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Australian Capital Territory	1.750%	10/23/31	AUD	14,360	7,492
	Australian Capital Territory	4.500%	10/23/34	AUD	15,000	9,201
	Commonwealth of Australia	0.250%	11/21/25	AUD	150,115	91,462
	Commonwealth of Australia	4.250%	4/21/26	AUD	175,212	113,735
	Commonwealth of Australia	0.500%	9/21/26	AUD	175,603	104,539
	Commonwealth of Australia	4.750%	4/21/27	AUD	245,559	162,017
	Commonwealth of Australia	2.750%	11/21/27	AUD	189,680	117,505
	Commonwealth of Australia	2.250%	5/21/28	AUD	151,607	91,524
	Commonwealth of Australia	2.750%	11/21/28	AUD	153,332	93,768
	Commonwealth of Australia	3.250%	4/21/29	AUD	149,969	93,290
	Commonwealth of Australia	2.750%	11/21/29	AUD	140,415	84,547
	Commonwealth of Australia	2.500%	5/21/30	AUD	150,425	88,642
	Commonwealth of Australia	1.000%	12/21/30	AUD	160,581	84,646
	Commonwealth of Australia	1.500%	6/21/31	AUD	154,052	82,788
	Commonwealth of Australia	1.000%	11/21/31	AUD	186,185	94,975
	Commonwealth of Australia	1.250%	5/21/32	AUD	190,458	97,544
	Commonwealth of Australia	1.750%	11/21/32	AUD	128,599	67,750
	Commonwealth of Australia	4.500%	4/21/33	AUD	219,730	143,329
	Commonwealth of Australia	3.000%	11/21/33	AUD	14,170	8,165
	Commonwealth of Australia	3.750%	5/21/34	AUD	121,000	73,997
	Commonwealth of Australia	3.500%	12/21/34	AUD	96,000	57,147
	Commonwealth of Australia	2.750%	6/21/35	AUD	71,718	39,453
	Commonwealth of Australia	3.750%	4/21/37	AUD	53,531	31,996
	Commonwealth of Australia	3.250%	6/21/39	AUD	43,137	23,791
	Commonwealth of Australia	2.750%	5/21/41	AUD	65,669	32,930
	Commonwealth of Australia	3.000%	3/21/47	AUD	69,016	33,776
	Commonwealth of Australia	1.750%	6/21/51	AUD	102,351	35,989
	Commonwealth of Australia	4.750%	6/21/54	AUD	35,000	22,674
[2]	Housing Australia	2.380%	3/28/29	AUD	1,435	845
	Housing Australia	1.520%	5/27/30	AUD	4,500	2,457
[2]	Housing Australia	1.410%	6/29/32	AUD	400	200
[2]	Housing Australia	2.335%	6/30/36	AUD	1,265	623
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	4,701	3,017
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	64,134	39,837
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	79,668	48,844
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	9,794	5,949
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	18,463	11,110
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	87,903	52,023
	New South Wales Treasury Corp.	1.250%	11/20/30	AUD	2,516	1,314
	New South Wales Treasury Corp.	2.000%	3/20/31	AUD	75,691	40,896
	New South Wales Treasury Corp.	1.500%	2/20/32	AUD	54,231	27,316
	New South Wales Treasury Corp.	2.500%	11/22/32	AUD	15,000	8,044
	New South Wales Treasury Corp.	2.000%	3/8/33	AUD	56,212	28,462
	New South Wales Treasury Corp.	1.750%	3/20/34	AUD	41,000	19,526
	New South Wales Treasury Corp.	3.500%	3/20/34	AUD	278	158
	New South Wales Treasury Corp.	4.750%	2/20/35	AUD	45,000	27,893
	New South Wales Treasury Corp.	4.250%	2/20/36	AUD	50,000	29,250
	New South Wales Treasury Corp.	3.500%	11/20/37	AUD	2,158	1,140
	New South Wales Treasury Corp.	2.250%	11/20/40	AUD	8,603	3,565
	New South Wales Treasury Corp.	2.250%	5/7/41	AUD	24,500	10,059
	New South Wales Treasury Corp.	2.450%	8/24/50	AUD	89	33
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	6,900	4,257
	Northern Territory Treasury Corp.	3.500%	4/21/28	AUD	1,100	684
	Northern Territory Treasury Corp.	2.000%	5/21/29	AUD	5,000	2,847
	Northern Territory Treasury Corp.	3.500%	5/21/30	AUD	6,100	3,676
	Northern Territory Treasury Corp.	2.000%	4/21/31	AUD	7,600	4,065
	Northern Territory Treasury Corp.	3.750%	4/21/33	AUD	7,900	4,562
	Northern Territory Treasury Corp.	4.100%	11/21/42	AUD	500	258
[3]	Queensland Treasury Corp.	4.750%	7/21/25	AUD	24,243	15,745
[3]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	55,605	35,109
[3]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	33,503	20,571
[3]	Queensland Treasury Corp.	3.250%	7/21/28	AUD	44,701	27,536
[3]	Queensland Treasury Corp.	3.250%	8/21/29	AUD	32,949	19,945
[3]	Queensland Treasury Corp.	3.500%	8/21/30	AUD	61,883	37,415
[3]	Queensland Treasury Corp.	1.250%	3/10/31	AUD	15,000	7,713
[3]	Queensland Treasury Corp.	1.750%	8/21/31	AUD	64,678	33,960
[3]	Queensland Treasury Corp.	1.500%	3/2/32	AUD	10,700	5,401

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Queensland Treasury Corp.	1.500%	8/20/32	AUD	39,631	19,647
[3]	Queensland Treasury Corp.	4.500%	3/9/33	AUD	6,500	4,056
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	4,065	2,918
	Queensland Treasury Corp.	2.000%	8/22/33	AUD	25,000	12,483
[3]	Queensland Treasury Corp.	1.750%	7/20/34	AUD	44,875	21,124
[3]	Queensland Treasury Corp.	4.500%	8/22/35	AUD	20,000	12,069
[3]	Queensland Treasury Corp.	2.250%	4/16/40	AUD	7,346	3,099
[3]	Queensland Treasury Corp.	2.250%	11/20/41	AUD	7,248	2,962
[3]	Queensland Treasury Corp.	4.200%	2/20/47	AUD	8,749	4,674
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	4,040	2,538
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	613	379
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	6,545	4,003
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	37,989	22,121
	South Australian Government Financing Authority	1.750%	5/24/32	AUD	30,665	15,671
	South Australian Government Financing Authority	1.750%	5/24/34	AUD	15,000	7,092
	South Australian Government Financing Authority	2.000%	5/23/36	AUD	6,762	3,065
	South Australian Government Financing Authority	4.750%	5/24/38	AUD	10,000	6,035
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	4,700	2,979
	Tasmanian Public Finance Corp.	3.250%	1/24/28	AUD	735	456
	Tasmanian Public Finance Corp.	2.000%	1/24/30	AUD	265	149
	Tasmanian Public Finance Corp.	2.250%	1/22/32	AUD	28,158	15,154
	Treasury Corp. of Victoria	0.500%	11/20/25	AUD	80,774	49,223
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	40,463	26,840
	Treasury Corp. of Victoria	1.250%	11/19/27	AUD	22,321	12,941
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	35,964	21,822
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	52,889	30,644
	Treasury Corp. of Victoria	1.500%	11/20/30	AUD	31,540	16,642
	Treasury Corp. of Victoria	1.500%	9/10/31	AUD	34,099	17,426
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	45,982	28,068
	Treasury Corp. of Victoria	2.250%	9/15/33	AUD	69,516	35,254
	Treasury Corp. of Victoria	2.250%	11/20/34	AUD	84,782	41,358
	Treasury Corp. of Victoria	2.000%	9/17/35	AUD	35,116	16,194
	Treasury Corp. of Victoria	4.750%	9/15/36	AUD	60,000	36,370
	Treasury Corp. of Victoria	2.000%	11/20/37	AUD	7,516	3,222
	Treasury Corp. of Victoria	5.250%	9/15/38	AUD	11,000	6,887
	Treasury Corp. of Victoria	2.250%	11/20/41	AUD	17,167	6,883
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	7,590	4,946
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	12,162	7,622
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	4,897	3,027
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	24,607	15,184
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	22,991	13,630
	Western Australian Treasury Corp.	1.500%	10/22/30	AUD	1,400	746
	Western Australian Treasury Corp.	1.750%	10/22/31	AUD	40,131	21,028
	Western Australian Treasury Corp.	2.000%	10/24/34	AUD	7,629	3,699
	Western Australian Treasury Corp.	2.250%	7/23/41	AUD	1,006	421
						3,161,545
Austria (1.0%)
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	3.375%	9/22/25	EUR	954	1,015
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/29	EUR	4,461	4,092
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/30	EUR	12,450	12,104
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/31	EUR	6,150	5,347
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/32	EUR	100	104
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/33	EUR	2,192	2,268
[2]	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/35	EUR	2,750	2,081
[2]	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	735	466
[2]	Oesterreichische Kontrollbank AG	0.000%	10/8/26	EUR	2,457	2,424
[2]	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	8,210	9,755
[3]	Republic of Austria	2.000%	7/15/26	EUR	50,000	52,041
[3]	Republic of Austria	0.750%	10/20/26	EUR	79,642	80,359
[3]	Republic of Austria	0.500%	4/20/27	EUR	104,991	103,962
[3]	Republic of Austria	0.750%	2/20/28	EUR	37,190	36,584
[3]	Republic of Austria	0.000%	10/20/28	EUR	17,760	16,643
[3]	Republic of Austria	0.500%	2/20/29	EUR	49,540	47,086
[3]	Republic of Austria	0.000%	2/20/30	EUR	35,904	32,371
[3]	Republic of Austria	3.450%	10/20/30	EUR	85,000	93,242
[3]	Republic of Austria	0.000%	2/20/31	EUR	71,491	62,419
[3]	Republic of Austria	0.900%	2/20/32	EUR	78,018	71,133

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	2.900%	2/20/33	EUR	58,779	61,978
[3]	Republic of Austria	2.900%	2/20/34	EUR	100,000	104,961
[3]	Republic of Austria	2.400%	5/23/34	EUR	2,758	2,776
[3]	Republic of Austria	5.375%	12/1/34	CAD	798	613
[3]	Republic of Austria	0.250%	10/20/36	EUR	54,294	40,661
[3]	Republic of Austria	4.150%	3/15/37	EUR	63,732	74,966
[3]	Republic of Austria	0.000%	10/20/40	EUR	68,567	43,397
[3]	Republic of Austria	3.150%	6/20/44	EUR	24,502	25,756
[3]	Republic of Austria	1.500%	2/20/47	EUR	38,873	29,961
[3]	Republic of Austria	1.850%	5/23/49	EUR	17,899	14,609
[3]	Republic of Austria	0.750%	3/20/51	EUR	35,488	21,352
[3]	Republic of Austria	3.150%	10/20/53	EUR	69,309	72,411
[3]	Republic of Austria	3.800%	1/26/62	EUR	13,303	15,810
[3]	Republic of Austria	0.700%	4/20/71	EUR	24,842	11,441
[3]	Republic of Austria	1.500%	11/2/86	EUR	11,911	7,305
[3]	Republic of Austria	2.100%	9/20/17	EUR	22,687	17,503
						1,180,996
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/35	EUR	14,100	11,000
[3]	Kingdom of Belgium	0.800%	6/22/25	EUR	103,714	107,463
[3]	Kingdom of Belgium	4.500%	3/28/26	EUR	47,847	52,311
[3]	Kingdom of Belgium	1.000%	6/22/26	EUR	100,000	102,115
[3]	Kingdom of Belgium	0.800%	6/22/27	EUR	115,380	115,206
[3]	Kingdom of Belgium	0.000%	10/22/27	EUR	39,652	38,263
	Kingdom of Belgium	5.500%	3/28/28	EUR	47,352	55,273
[3]	Kingdom of Belgium	0.800%	6/22/28	EUR	55,498	54,434
[3]	Kingdom of Belgium	0.900%	6/22/29	EUR	74,719	72,284
[3]	Kingdom of Belgium	2.700%	10/22/29	EUR	118,293	124,863
[3]	Kingdom of Belgium	0.100%	6/22/30	EUR	49,856	44,915
[3]	Kingdom of Belgium	1.000%	6/22/31	EUR	34,229	31,996
[3]	Kingdom of Belgium	0.000%	10/22/31	EUR	69,188	59,352
	Kingdom of Belgium	4.000%	3/28/32	EUR	36,938	42,187
[3]	Kingdom of Belgium	0.350%	6/22/32	EUR	66,526	57,530
[3]	Kingdom of Belgium	1.250%	4/22/33	EUR	42,936	39,586
[3]	Kingdom of Belgium	3.000%	6/22/33	EUR	142,078	150,994
[3]	Kingdom of Belgium	3.000%	6/22/34	EUR	20,433	21,616
[3]	Kingdom of Belgium	2.850%	10/22/34	EUR	85,775	89,321
[3]	Kingdom of Belgium	5.000%	3/28/35	EUR	46,923	58,517
[3]	Kingdom of Belgium	1.900%	6/22/38	EUR	33,609	30,224
[3]	Kingdom of Belgium	2.750%	4/22/39	EUR	26,365	26,247
[3]	Kingdom of Belgium	0.400%	6/22/40	EUR	40,560	27,376
[3]	Kingdom of Belgium	4.250%	3/28/41	EUR	12,000	14,207
[3]	Kingdom of Belgium	3.450%	6/22/43	EUR	108,531	115,644
	Kingdom of Belgium	3.750%	6/22/45	EUR	44,522	49,662
[3]	Kingdom of Belgium	1.600%	6/22/47	EUR	45,980	34,682
[3,5]	Kingdom of Belgium	1.700%	6/22/50	EUR	62,154	46,277
[3,5]	Kingdom of Belgium	1.400%	6/22/53	EUR	22,579	14,933
[3]	Kingdom of Belgium	3.300%	6/22/54	EUR	53,200	54,366
[3]	Kingdom of Belgium	3.500%	6/22/55	EUR	38,000	40,153
[3]	Kingdom of Belgium	2.250%	6/22/57	EUR	22,607	18,314
[3]	Kingdom of Belgium	2.150%	6/22/66	EUR	42,130	33,029
[3]	Kingdom of Belgium	0.650%	6/22/71	EUR	21,294	9,317
	Ministeries Van de Vlaamse Gemeenschap	0.375%	10/13/26	EUR	2,500	2,475
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/27	EUR	4,300	4,142
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/31	EUR	12,000	10,323
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/33	EUR	12,700	13,443
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/36	EUR	5,200	4,182
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/38	EUR	1,500	1,240
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/42	EUR	1,700	1,405
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/42	EUR	19,800	22,048
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/43	EUR	14,000	14,114
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/44	EUR	3,200	2,389
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/45	EUR	9,700	10,165
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/51	EUR	8,100	4,719
	Region Wallonne Belgium	0.050%	6/22/25	EUR	4,400	4,500
	Region Wallonne Belgium	0.250%	5/3/26	EUR	18,800	18,790
	Region Wallonne Belgium	0.500%	4/8/30	EUR	6,400	5,799

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Region Wallonne Belgium	0.375%	10/22/31	EUR	2,800	2,407
	Region Wallonne Belgium	1.250%	5/3/34	EUR	13,400	11,606
	Region Wallonne Belgium	0.500%	6/22/37	EUR	7,000	5,056
	Region Wallonne Belgium	1.050%	6/22/40	EUR	3,000	2,148
	Region Wallonne Belgium	3.500%	3/15/43	EUR	15,000	15,351
	Region Wallonne Belgium	0.650%	1/16/51	EUR	4,500	2,276
	Region Wallonne Belgium	1.250%	6/22/71	EUR	2,800	1,471
						2,003,706
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/27	EUR	1,455	1,521
	Republic of Bulgaria	3.000%	3/21/28	EUR	12,184	12,810
	Republic of Bulgaria	4.125%	9/23/29	EUR	3,200	3,504
	Republic of Bulgaria	4.375%	5/13/31	EUR	23,160	25,734
[3]	Republic of Bulgaria	4.500%	1/27/33	EUR	4,500	5,008
	Republic of Bulgaria	4.500%	1/27/33	EUR	5,790	6,443
	Republic of Bulgaria	4.625%	9/23/34	EUR	7,600	8,509
	Republic of Bulgaria	4.875%	5/13/36	EUR	8,233	9,291
						72,820
Canada (5.0%)
	British Columbia Investment Management Corp.	4.900%	6/2/33	CAD	8,000	5,942
	British Columbia Municipal Finance Authority	1.100%	6/1/25	CAD	2,939	2,052
	British Columbia Municipal Finance Authority	2.650%	10/2/25	CAD	5,863	4,136
	British Columbia Municipal Finance Authority	2.500%	4/19/26	CAD	2,255	1,573
	British Columbia Municipal Finance Authority	1.350%	6/30/26	CAD	1,253	850
	British Columbia Municipal Finance Authority	3.050%	10/23/28	CAD	3,732	2,578
	British Columbia Municipal Finance Authority	2.550%	10/9/29	CAD	1,686	1,120
	British Columbia Municipal Finance Authority	2.300%	4/15/31	CAD	2,129	1,355
	Canada	3.750%	5/1/25	CAD	159,110	114,432
	Canada	2.250%	6/1/25	CAD	2,620	1,856
	Canada	9.000%	6/1/25	CAD	5,877	4,462
	Canada	3.500%	8/1/25	CAD	153,420	109,861
	Canada	0.500%	9/1/25	CAD	80,560	55,452
	Canada	3.000%	10/1/25	CAD	50,400	35,812
	Canada	4.500%	11/1/25	CAD	76,190	55,283
	Canada	4.500%	2/1/26	CAD	154,330	112,183
	Canada	0.250%	3/1/26	CAD	29,062	19,603
	Canada	3.000%	4/1/26	CAD	35,700	25,294
	Canada	4.000%	5/1/26	CAD	58,660	42,325
	Canada	1.500%	6/1/26	CAD	2,680	1,839
	Canada	1.000%	9/1/26	CAD	67,809	45,759
	Canada	1.250%	3/1/27	CAD	71,420	47,941
	Canada	1.000%	6/1/27	CAD	31,135	20,680
	Canada	8.000%	6/1/27	CAD	2,497	2,022
	Canada	2.750%	9/1/27	CAD	81,244	56,708
	Canada	3.500%	3/1/28	CAD	75,104	53,699
	Canada	2.000%	6/1/28	CAD	33,387	22,574
	Canada	3.250%	9/1/28	CAD	108,533	76,835
	Canada	4.000%	3/1/29	CAD	121,715	88,926
	Canada	2.250%	6/1/29	CAD	35,500	24,010
	Canada	5.750%	6/1/29	CAD	18,276	14,477
	Canada	2.250%	12/1/29	CAD	27,982	18,756
	Canada	1.250%	6/1/30	CAD	120,211	75,331
	Canada	0.500%	12/1/30	CAD	101,181	59,511
	Canada	1.500%	6/1/31	CAD	138,344	86,172
	Canada	1.500%	12/1/31	CAD	129,325	79,690
	Canada	2.000%	6/1/32	CAD	101,962	64,755
	Canada	2.500%	12/1/32	CAD	94,440	62,015
	Canada	2.750%	6/1/33	CAD	87,433	58,322
	Canada	5.750%	6/1/33	CAD	35,982	29,893
	Canada	2.750%	12/1/33	CAD	113,119	78,438
	Canada	3.500%	3/1/34	CAD	34,500	24,405
	Canada	3.000%	6/1/34	CAD	76,974	52,117
	Canada	5.000%	6/1/37	CAD	59,450	48,483
	Canada	4.000%	6/1/41	CAD	38,601	28,867
	Canada	3.500%	12/1/45	CAD	32,900	23,057
[5]	Canada	2.750%	12/1/48	CAD	38,114	23,441

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[5]	Canada	2.000%	12/1/51	CAD	160,325	82,371
[5]	Canada	1.750%	12/1/53	CAD	130,902	62,177
	Canada	2.750%	12/1/55	CAD	84,400	50,934
	Canada	2.750%	12/1/64	CAD	34,930	20,763
[3]	Canada Housing Trust No. 1	0.950%	6/15/25	CAD	41,045	28,597
[3]	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	66,280	46,174
[3]	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	10,645	7,431
[3]	Canada Housing Trust No. 1	1.250%	6/15/26	CAD	45,845	31,174
[3]	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	23,515	16,126
[3]	Canada Housing Trust No. 1	1.100%	12/15/26	CAD	21,135	14,120
[3]	Canada Housing Trust No. 1	1.550%	12/15/26	CAD	14,155	9,573
[3]	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	35,285	24,201
[3]	Canada Housing Trust No. 1	3.800%	6/15/27	CAD	20,450	14,649
[3]	Canada Housing Trust No. 1	3.600%	12/15/27	CAD	47,250	33,641
[3]	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	10,250	6,923
[3]	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	46,150	31,711
[3]	Canada Housing Trust No. 1	3.100%	6/15/28	CAD	28,100	19,620
[3]	Canada Housing Trust No. 1	3.950%	6/15/28	CAD	20,800	14,999
[3]	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	31,080	21,199
[3]	Canada Housing Trust No. 1	4.250%	12/15/28	CAD	43,500	31,726
[3]	Canada Housing Trust No. 1	3.700%	6/15/29	CAD	20,360	14,548
[3]	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	18,540	12,167
[3]	Canada Housing Trust No. 1	1.750%	6/15/30	CAD	49,005	31,180
[3]	Canada Housing Trust No. 1	1.100%	3/15/31	CAD	21,815	12,994
[3]	Canada Housing Trust No. 1	1.400%	3/15/31	CAD	16,490	10,035
[3]	Canada Housing Trust No. 1	1.900%	3/15/31	CAD	12,190	7,681
[3]	Canada Housing Trust No. 1	1.600%	12/15/31	CAD	17,470	10,599
[3]	Canada Housing Trust No. 1	2.150%	12/15/31	CAD	16,690	10,551
[3]	Canada Housing Trust No. 1	2.450%	12/15/31	CAD	13,955	9,024
[3]	Canada Housing Trust No. 1	3.550%	9/15/32	CAD	50,030	34,736
[3]	Canada Housing Trust No. 1	3.650%	6/15/33	CAD	38,200	26,551
[3]	Canada Housing Trust No. 1	4.150%	6/15/33	CAD	22,825	16,484
[3]	Canada Housing Trust No. 1	4.250%	3/15/34	CAD	52,555	38,196
[6]	Canada Post Corp.	4.080%	7/16/25	CAD	4,363	3,143
[6]	Canada Post Corp.	4.360%	7/16/40	CAD	1,789	1,269
	CDP Financial Inc.	1.125%	4/6/27	EUR	12,000	12,023
[3]	CDP Financial Inc.	3.000%	4/11/29	EUR	11,182	11,811
	City of Montreal	3.000%	9/1/25	CAD	3,428	2,429
	City of Montreal	2.750%	9/1/26	CAD	2,700	1,883
	City of Montreal	3.000%	9/1/27	CAD	2,450	1,701
	City of Montreal	3.150%	9/1/28	CAD	2,795	1,933
	City of Montreal	2.300%	9/1/29	CAD	2,131	1,389
	City of Montreal	1.750%	9/1/30	CAD	3,449	2,131
	City of Montreal	2.000%	9/1/31	CAD	5,458	3,337
	City of Montreal	4.250%	12/1/32	CAD	2,154	1,522
	City of Montreal	4.250%	9/1/33	CAD	1,200	835
	City of Montreal	4.100%	12/1/34	CAD	1,566	1,073
	City of Montreal	3.150%	12/1/36	CAD	8,031	4,901
	City of Montreal	3.500%	12/1/38	CAD	4,239	2,620
	City of Montreal	2.400%	12/1/41	CAD	2,924	1,483
	City of Montreal	4.700%	12/1/41	CAD	2,354	1,643
	City of Montreal	6.000%	6/1/43	CAD	1,987	1,610
	City of Montreal	4.400%	12/1/43	CAD	1,100	737
	CPPIB Capital Inc.	4.400%	1/16/26	AUD	20,000	12,890
	CPPIB Capital Inc.	0.250%	4/6/27	EUR	2,700	2,637
	CPPIB Capital Inc.	4.450%	9/1/27	AUD	6,000	3,853
	CPPIB Capital Inc.	1.250%	12/7/27	GBP	5,250	5,811
	CPPIB Capital Inc.	3.250%	3/8/28	CAD	12,100	8,465
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	10,697	7,427
	CPPIB Capital Inc.	4.400%	1/15/29	AUD	6,000	3,813
	CPPIB Capital Inc.	0.875%	2/6/29	EUR	9,133	8,748
	CPPIB Capital Inc.	3.600%	6/2/29	CAD	7,000	4,958
	CPPIB Capital Inc.	1.950%	9/30/29	CAD	7,192	4,669
	CPPIB Capital Inc.	1.125%	12/14/29	GBP	8,000	8,266
	CPPIB Capital Inc.	0.050%	2/24/31	EUR	5,250	4,527
	CPPIB Capital Inc.	3.950%	6/2/32	CAD	18,200	12,786
	CPPIB Capital Inc.	4.750%	6/2/33	CAD	7,000	5,161

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CPPIB Capital Inc.	5.200%	3/4/34	AUD	7,000	4,519
	CPPIB Capital Inc.	0.750%	2/2/37	EUR	12,500	9,700
	CPPIB Capital Inc.	0.250%	1/18/41	EUR	18,288	11,602
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	2,327	1,402
	CPPIB Capital Inc.	1.625%	10/22/71	GBP	3,250	1,604
[6]	Export Development Canada	2.875%	1/19/28	EUR	30,000	31,671
[6]	Export Development Canada	4.500%	9/6/28	AUD	20,000	12,857
	Financement-Quebec	5.250%	6/1/34	CAD	6,253	4,752
	First Nations Finance Authority	3.050%	6/1/28	CAD	507	350
	First Nations Finance Authority	1.710%	6/16/30	CAD	1,639	1,018
	First Nations Finance Authority	2.850%	6/1/32	CAD	3,845	2,467
	Government of the Northwest Territories	2.200%	9/29/51	CAD	491	213
	Greater Sudbury Canada	2.416%	3/12/50	CAD	827	373
	Hydro-Quebec	2.000%	9/1/28	CAD	8,727	5,787
	Hydro-Quebec	3.400%	9/1/29	CAD	5,500	3,852
	Hydro-Quebec	6.000%	8/15/31	CAD	4,550	3,632
	Hydro-Quebec	6.500%	1/16/35	CAD	2,035	1,716
	Hydro-Quebec	6.500%	2/15/35	CAD	18,308	15,415
	Hydro-Quebec	6.000%	2/15/40	CAD	15,732	13,036
	Hydro-Quebec	5.000%	2/15/45	CAD	20,795	15,526
	Hydro-Quebec	5.000%	2/15/50	CAD	29,576	22,446
	Hydro-Quebec	4.000%	2/15/55	CAD	31,307	20,279
	Hydro-Quebec	2.100%	2/15/60	CAD	31,187	12,736
	Hydro-Quebec	4.000%	2/15/63	CAD	26,293	16,958
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,412	3,027
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,311	2,146
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	3,339	2,132
	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,720	3,067
	Municipal Finance Authority of British Columbia	3.350%	6/1/27	CAD	6,000	4,231
	Municipal Finance Authority of British Columbia	4.950%	12/1/27	CAD	2,700	2,004
	Municipal Finance Authority of British Columbia	3.300%	4/8/32	CAD	3,226	2,159
	Municipal Finance Authority of British Columbia	4.050%	12/3/33	CAD	2,600	1,810
	Municipal Finance Authority of British Columbia	2.500%	9/27/41	CAD	1,153	602
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	2,692	1,902
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,150	1,452
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	5,482	3,503
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/57	CAD	2,140	1,246
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	128	96
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	981	804
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,771	1,039
	OMERS Finance Trust	0.450%	5/13/25	EUR	6,592	6,798
	OMERS Finance Trust	1.550%	4/21/27	CAD	3,003	2,003
[3]	OMERS Finance Trust	3.125%	1/25/29	EUR	10,500	11,052
	OMERS Finance Trust	2.600%	5/14/29	CAD	5,105	3,422
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	6,872	5,350
	Ontario Electricity Financial Corp.	0.000%	4/11/31	CAD	1,600	845
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	878	627
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	15	11
	Ontario Teachers Finance Trust	0.500%	5/6/25	EUR	30,512	31,505
	Ontario Teachers Finance Trust	0.100%	5/19/28	EUR	6,900	6,464
	Ontario Teachers Finance Trust	4.150%	11/1/29	CAD	4,000	2,889
[3]	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	4,300	4,071
	Ontario Teachers Finance Trust	1.850%	5/3/32	EUR	27,250	25,805
	Ontario Teachers Finance Trust	0.900%	5/20/41	EUR	8,330	5,876
	Ottawa Ontario	4.600%	7/14/42	CAD	931	645
	Ottawa Ontario	3.250%	11/10/47	CAD	1,173	646
	Ottawa Ontario	3.100%	7/27/48	CAD	2,341	1,247
	Ottawa Ontario	2.500%	5/11/51	CAD	2,620	1,210
	Ottawa Ontario	4.100%	12/6/52	CAD	1,384	879
	Ottawa Ontario	4.200%	7/30/53	CAD	1,648	1,061
	Province of Alberta	2.350%	6/1/25	CAD	15,183	10,749
	Province of Alberta	0.625%	1/16/26	EUR	2,501	2,546
	Province of Alberta	2.200%	6/1/26	CAD	15,094	10,462
	Province of Alberta	3.100%	12/14/26	AUD	1,148	712
	Province of Alberta	2.550%	6/1/27	CAD	23,104	15,922
	Province of Alberta	3.600%	4/11/28	AUD	110	67
	Province of Alberta	2.900%	12/1/28	CAD	17,079	11,751

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	0.375%	2/7/29	CHF	10,000	10,405
Province of Alberta	1.403%	2/20/29	SEK	106,000	8,749
Province of Alberta	2.900%	9/20/29	CAD	7,122	4,837
Province of Alberta	2.050%	6/1/30	CAD	35,396	22,682
Province of Alberta	1.650%	6/1/31	CAD	17,391	10,574
Province of Alberta	3.500%	6/1/31	CAD	4,554	3,138
Province of Alberta	4.150%	6/1/33	CAD	12,210	8,631
Province of Alberta	3.900%	12/1/33	CAD	7,402	5,114
Province of Alberta	3.125%	10/16/34	EUR	19,359	20,399
Province of Alberta	4.500%	12/1/40	CAD	4,950	3,505
Province of Alberta	3.450%	12/1/43	CAD	10,342	6,287
Province of Alberta	3.300%	12/1/46	CAD	23,716	13,808
Province of Alberta	3.050%	12/1/48	CAD	28,475	15,649
Province of Alberta	3.100%	6/1/50	CAD	39,726	22,059
Province of Alberta	2.950%	6/1/52	CAD	16,771	8,995
Province of Alberta	4.450%	12/1/54	CAD	6,000	4,236
Province of British Columbia	2.850%	6/18/25	CAD	18,576	13,212
Province of British Columbia	2.300%	6/18/26	CAD	9,486	6,586
Province of British Columbia	2.550%	6/18/27	CAD	14,234	9,807
Province of British Columbia	2.950%	12/18/28	CAD	11,974	8,252
Province of British Columbia	5.700%	6/18/29	CAD	6,649	5,148
Province of British Columbia	2.200%	6/18/30	CAD	19,775	12,766
Province of British Columbia	1.550%	6/18/31	CAD	14,285	8,620
Province of British Columbia	6.350%	6/18/31	CAD	7,346	5,977
Province of British Columbia	3.200%	6/18/32	CAD	8,695	5,786
Province of British Columbia	3.550%	6/18/33	CAD	13,400	9,038
Province of British Columbia	4.150%	6/18/34	CAD	15,000	10,520
Province of British Columbia	5.400%	6/18/35	CAD	3,000	2,327
Province of British Columbia	4.700%	6/18/37	CAD	4,859	3,533
Province of British Columbia	4.950%	6/18/40	CAD	13,773	10,249
Province of British Columbia	4.300%	6/18/42	CAD	18,568	12,761
Province of British Columbia	3.200%	6/18/44	CAD	19,315	11,209
Province of British Columbia	2.800%	6/18/48	CAD	21,063	11,062
Province of British Columbia	4.900%	6/18/48	CAD	1,471	1,091
Province of British Columbia	2.950%	6/18/50	CAD	28,010	14,985
Province of British Columbia	2.750%	6/18/52	CAD	22,419	11,451
Province of British Columbia	4.250%	12/18/53	CAD	20,708	14,050
Province of Manitoba	2.450%	6/2/25	CAD	11,435	8,102
Province of Manitoba	4.400%	9/5/25	CAD	3,471	2,512
Province of Manitoba	2.550%	6/2/26	CAD	9,304	6,495
Province of Manitoba	2.600%	6/2/27	CAD	7,584	5,233
Province of Manitoba	3.000%	6/2/28	CAD	6,318	4,386
Province of Manitoba	2.750%	6/2/29	CAD	9,669	6,585
Province of Manitoba	3.250%	9/5/29	CAD	2,213	1,527
Province of Manitoba	2.050%	6/2/30	CAD	9,482	6,063
Province of Manitoba	6.300%	3/5/31	CAD	469	378
Province of Manitoba	2.050%	6/2/31	CAD	10,481	6,549
Province of Manitoba	3.900%	12/2/32	CAD	6,000	4,173
Province of Manitoba	3.800%	6/2/33	CAD	6,500	4,462
Province of Manitoba	4.250%	6/2/34	CAD	3,100	2,187
Province of Manitoba	5.700%	3/5/37	CAD	3,171	2,513
Province of Manitoba	4.600%	3/5/38	CAD	4,780	3,409
Province of Manitoba	4.650%	3/5/40	CAD	1,960	1,394
Province of Manitoba	4.100%	3/5/41	CAD	4,250	2,819
Province of Manitoba	4.400%	3/5/42	CAD	3,184	2,185
Province of Manitoba	3.350%	3/5/43	CAD	4,581	2,705
Province of Manitoba	4.050%	9/5/45	CAD	6,326	4,093
Province of Manitoba	2.850%	9/5/46	CAD	8,155	4,296
Province of Manitoba	3.400%	9/5/48	CAD	9,070	5,217
Province of Manitoba	3.200%	3/5/50	CAD	13,225	7,298
Province of Manitoba	4.700%	3/5/50	CAD	2,090	1,483
Province of Manitoba	2.050%	9/5/52	CAD	8,409	3,539
Province of Manitoba	3.150%	9/5/52	CAD	3,936	2,134
Province of Manitoba	3.800%	9/5/53	CAD	8,189	5,035
Province of Manitoba	4.400%	9/5/55	CAD	5,450	3,730
Province of New Brunswick	1.800%	8/14/25	CAD	5,400	3,778
Province of New Brunswick	2.600%	8/14/26	CAD	4,898	3,411

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	2.350%	8/14/27	CAD	4,770	3,254
Province of New Brunswick	3.100%	8/14/28	CAD	4,044	2,812
Province of New Brunswick	5.650%	12/27/28	CAD	2,800	2,149
Province of New Brunswick	4.250%	8/14/29	CAD	1,995	1,447
Province of New Brunswick	2.550%	8/14/31	CAD	6,250	4,021
Province of New Brunswick	3.950%	8/14/32	CAD	3,300	2,308
Province of New Brunswick	4.450%	8/14/33	CAD	4,200	3,028
Province of New Brunswick	5.500%	1/27/34	CAD	1,960	1,524
Province of New Brunswick	4.550%	3/26/37	CAD	3,428	2,444
Province of New Brunswick	4.800%	9/26/39	CAD	5,236	3,760
Province of New Brunswick	4.800%	6/3/41	CAD	3,765	2,727
Province of New Brunswick	3.550%	6/3/43	CAD	4,641	2,826
Province of New Brunswick	3.800%	8/14/45	CAD	5,713	3,566
Province of New Brunswick	3.100%	8/14/48	CAD	8,071	4,407
Province of New Brunswick	3.050%	8/14/50	CAD	8,688	4,666
Province of New Brunswick	2.900%	8/14/52	CAD	5,919	3,074
Province of New Brunswick	5.000%	8/14/54	CAD	1,000	755
Province of New Brunswick	3.550%	6/3/55	CAD	1,350	786
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	4,150	2,933
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	4,898	3,447
Province of Newfoundland and Labrador	1.250%	6/2/27	CAD	1,700	1,123
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	491	379
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	7,346	5,054
Province of Newfoundland and Labrador	2.850%	6/2/29	CAD	10,107	6,879
Province of Newfoundland and Labrador	1.750%	6/2/30	CAD	7,215	4,498
Province of Newfoundland and Labrador	2.050%	6/2/31	CAD	5,331	3,297
Province of Newfoundland and Labrador	4.150%	6/2/33	CAD	8,400	5,861
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	491	382
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,550	1,775
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	9,147	5,062
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	5,940	3,487
Province of Newfoundland and Labrador	2.650%	10/17/50	CAD	9,380	4,452
Province of Newfoundland and Labrador	3.150%	12/2/52	CAD	4,729	2,476
Province of Newfoundland and Labrador	4.100%	10/17/54	CAD	2,850	1,776
Province of Nova Scotia	2.100%	6/1/27	CAD	8,569	5,825
Province of Nova Scotia	1.100%	6/1/28	CAD	5,287	3,403
Province of Nova Scotia	2.000%	9/1/30	CAD	8,313	5,262
Province of Nova Scotia	2.400%	12/1/31	CAD	4,700	2,974
Province of Nova Scotia	6.600%	12/1/31	CAD	12	10
Province of Nova Scotia	4.050%	6/1/33	CAD	2,700	1,883
Province of Nova Scotia	5.800%	6/1/33	CAD	981	775
Province of Nova Scotia	4.900%	6/1/35	CAD	4,650	3,441
Province of Nova Scotia	4.500%	6/1/37	CAD	5,550	3,925
Province of Nova Scotia	4.700%	6/1/41	CAD	4,150	2,966
Province of Nova Scotia	4.400%	6/1/42	CAD	4,866	3,346
Province of Nova Scotia	3.450%	6/1/45	CAD	2,376	1,406
Province of Nova Scotia	3.150%	12/1/51	CAD	10,525	5,739
Province of Nova Scotia	4.750%	12/1/54	CAD	2,000	1,447
Province of Nova Scotia	3.500%	6/2/62	CAD	6,124	3,462
Province of Ontario	2.600%	6/2/25	CAD	62,289	44,213
Province of Ontario	3.100%	8/26/25	AUD	985	624
Province of Ontario	1.750%	9/8/25	CAD	49,298	34,420
Province of Ontario	2.250%	5/26/26	GBP	6,500	7,688
Province of Ontario	2.400%	6/2/26	CAD	31,887	22,202
Province of Ontario	1.350%	9/8/26	CAD	20,564	13,921
Province of Ontario	3.500%	1/27/27	AUD	495	309
Province of Ontario	1.850%	2/1/27	CAD	13,498	9,173
Province of Ontario	0.375%	4/8/27	EUR	957	938
Province of Ontario	2.600%	6/2/27	CAD	36,481	25,188
Province of Ontario	7.600%	6/2/27	CAD	7,346	5,834
Province of Ontario	1.050%	9/8/27	CAD	10,255	6,709
Province of Ontario	3.600%	3/8/28	CAD	25,100	17,809
Province of Ontario	2.900%	6/2/28	CAD	38,975	26,973
Province of Ontario	3.400%	9/8/28	CAD	11,100	7,815
Province of Ontario	4.000%	3/8/29	CAD	7,290	5,239
Province of Ontario	6.500%	3/8/29	CAD	27,610	22,022
Province of Ontario	2.700%	6/2/29	CAD	37,631	25,571

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	0.250%	6/28/29	CHF	5,515	5,683
Province of Ontario	1.550%	11/1/29	CAD	21,996	13,852
Province of Ontario	2.050%	6/2/30	CAD	50,799	32,526
Province of Ontario	0.010%	11/25/30	EUR	10,214	8,838
Province of Ontario	1.350%	12/2/30	CAD	35,904	21,687
Province of Ontario	2.150%	6/2/31	CAD	52,612	33,135
Province of Ontario	6.200%	6/2/31	CAD	6,367	5,138
Province of Ontario	0.250%	6/9/31	EUR	7,600	6,574
Province of Ontario	2.250%	12/2/31	CAD	34,555	21,678
Province of Ontario	4.050%	2/2/32	CAD	13,100	9,302
Province of Ontario	3.750%	6/2/32	CAD	60,700	42,075
Province of Ontario	4.100%	3/4/33	CAD	7,000	4,937
Province of Ontario	5.850%	3/8/33	CAD	13,198	10,487
Province of Ontario	3.650%	6/2/33	CAD	68,000	46,274
Province of Ontario	3.100%	1/31/34	EUR	15,000	15,766
Province of Ontario	4.150%	6/2/34	CAD	25,250	17,710
Province of Ontario	5.600%	6/2/35	CAD	27,898	22,013
Province of Ontario	4.700%	6/2/37	CAD	41,136	30,001
Province of Ontario	4.600%	6/2/39	CAD	43,696	31,373
Province of Ontario	4.650%	6/2/41	CAD	59,443	42,826
Province of Ontario	3.500%	6/2/43	CAD	53,895	33,103
Province of Ontario	3.450%	6/2/45	CAD	71,625	43,134
Province of Ontario	2.900%	12/2/46	CAD	63,945	34,671
Province of Ontario	2.800%	6/2/48	CAD	55,369	29,180
Province of Ontario	2.900%	6/2/49	CAD	58,773	31,378
Province of Ontario	2.650%	12/2/50	CAD	60,479	30,485
Province of Ontario	1.900%	12/2/51	CAD	55,256	23,170
Province of Ontario	2.550%	12/2/52	CAD	35,880	17,533
Province of Ontario	3.750%	12/2/53	CAD	58,559	36,558
Province of Ontario	4.150%	12/2/54	CAD	53,985	36,242
Province of Ontario	4.600%	12/2/55	CAD	3,600	2,622
Province of Prince Edward Island	4.600%	5/19/41	CAD	800	562
Province of Prince Edward Island	3.650%	6/27/42	CAD	1,284	792
Province of Prince Edward Island	2.650%	12/1/51	CAD	1,261	615
Province of Prince Edward Island	3.600%	1/17/53	CAD	1,467	862
Province of Quebec	2.600%	7/6/25	CAD	3,099	2,197
Province of Quebec	2.750%	9/1/25	CAD	29,627	20,970
Province of Quebec	8.500%	4/1/26	CAD	4,898	3,806
Province of Quebec	3.700%	5/20/26	AUD	279	177
Province of Quebec	2.500%	9/1/26	CAD	22,964	15,968
Province of Quebec	1.850%	2/13/27	CAD	3,112	2,116
Province of Quebec	0.875%	5/4/27	EUR	17,049	16,927
Province of Quebec	2.750%	9/1/27	CAD	31,554	21,857
Province of Quebec	0.875%	7/5/28	EUR	20,214	19,593
Province of Quebec	2.750%	9/1/28	CAD	22,350	15,261
Province of Quebec	2.300%	9/1/29	CAD	24,778	16,403
Province of Quebec	6.000%	10/1/29	CAD	7,346	5,796
Province of Quebec	1.900%	9/1/30	CAD	48,050	30,310
Province of Quebec	0.000%	10/29/30	EUR	31,093	26,976
Province of Quebec	0.250%	5/5/31	EUR	12,300	10,698
Province of Quebec	2.100%	5/27/31	CAD	15,300	9,620
Province of Quebec	1.500%	9/1/31	CAD	52,164	31,176
Province of Quebec	3.650%	5/20/32	CAD	4,000	2,759
Province of Quebec	6.250%	6/1/32	CAD	10,564	8,581
Province of Quebec	3.250%	9/1/32	CAD	41,735	27,813
Province of Quebec	3.900%	11/22/32	CAD	13,000	9,091
Province of Quebec	3.600%	9/1/33	CAD	55,300	37,359
Province of Quebec	3.125%	3/27/34	EUR	37,847	39,748
Province of Quebec	4.450%	9/1/34	CAD	9,600	6,911
Province of Quebec	5.750%	12/1/36	CAD	17,409	13,968
Province of Quebec	5.000%	12/1/38	CAD	18,957	14,188
Province of Quebec	5.000%	12/1/41	CAD	39,804	29,792
Province of Quebec	4.250%	12/1/43	CAD	33,242	22,583
Province of Quebec	3.500%	12/1/45	CAD	43,914	26,512
Province of Quebec	3.500%	12/1/48	CAD	52,471	31,273
Province of Quebec	3.100%	12/1/51	CAD	67,005	36,870
Province of Quebec	2.850%	12/1/53	CAD	50,283	26,003

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Quebec	4.400%	12/1/55	CAD	53,000	36,963
Province of Saskatchewan	0.800%	9/2/25	CAD	5,074	3,497
Province of Saskatchewan	2.550%	6/2/26	CAD	4,997	3,488
Province of Saskatchewan	2.650%	6/2/27	CAD	6,898	4,769
Province of Saskatchewan	3.050%	12/2/28	CAD	6,693	4,631
Province of Saskatchewan	5.750%	3/5/29	CAD	2,939	2,274
Province of Saskatchewan	2.200%	6/2/30	CAD	8,240	5,321
Province of Saskatchewan	2.150%	6/2/31	CAD	7,585	4,775
Province of Saskatchewan	6.400%	9/5/31	CAD	259	211
Province of Saskatchewan	3.900%	6/2/33	CAD	4,700	3,254
Province of Saskatchewan	5.800%	9/5/33	CAD	140	111
Province of Saskatchewan	3.300%	5/8/34	EUR	11,761	12,511
Province of Saskatchewan	5.000%	3/5/37	CAD	7,561	5,649
Province of Saskatchewan	4.750%	6/1/40	CAD	3,624	2,635
Province of Saskatchewan	3.400%	2/3/42	CAD	3,250	1,977
Province of Saskatchewan	3.900%	6/2/45	CAD	6,816	4,383
Province of Saskatchewan	2.750%	12/2/46	CAD	10,666	5,608
Province of Saskatchewan	3.300%	6/2/48	CAD	8,685	5,005
Province of Saskatchewan	3.100%	6/2/50	CAD	13,142	7,246
Province of Saskatchewan	2.800%	12/2/52	CAD	8,455	4,353
Province of Saskatchewan	3.750%	3/5/54	CAD	1,859	1,149
Province of Saskatchewan	4.200%	12/2/54	CAD	4,700	3,170
Province of Saskatchewan	2.950%	6/2/58	CAD	1,872	951
PSP Capital Inc.	3.000%	11/5/25	CAD	5,383	3,811
PSP Capital Inc.	0.900%	6/15/26	CAD	5,350	3,601
PSP Capital Inc.	1.500%	3/15/28	CAD	7,700	5,038
PSP Capital Inc.	3.750%	6/15/29	CAD	6,000	4,276
PSP Capital Inc.	2.050%	1/15/30	CAD	8,828	5,681
PSP Capital Inc.	2.600%	3/1/32	CAD	3,500	2,233
PSP Capital Inc.	4.150%	6/1/33	CAD	11,400	8,029
Regional Municipality of Peel Ontario	4.250%	12/2/33	CAD	700	496
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	3,419	2,518
Regional Municipality of Peel Ontario	2.500%	6/16/51	CAD	1,653	757
Regional Municipality of York	2.600%	12/15/25	CAD	2,450	1,720
Regional Municipality of York	2.500%	6/2/26	CAD	1,471	1,024
Regional Municipality of York	2.350%	6/9/27	CAD	2	1
Regional Municipality of York	1.700%	5/27/30	CAD	1,453	905
Regional Municipality of York	2.150%	6/22/31	CAD	1,954	1,223
Regional Municipality of York	4.000%	5/31/32	CAD	2,135	1,500
Regional Municipality of York	3.650%	5/13/33	CAD	1,519	1,025
Regional Municipality of York	4.050%	5/1/34	CAD	3,427	2,360
Royal Office Finance LP	5.209%	11/12/37	CAD	4,040	2,973
South Coast British Columbia Transportation Authority	3.050%	6/4/25	CAD	2,657	1,894
South Coast British Columbia Transportation Authority	3.250%	11/23/28	CAD	1,300	905
South Coast British Columbia Transportation Authority	1.600%	7/3/30	CAD	1,000	621
South Coast British Columbia Transportation Authority	4.450%	6/9/44	CAD	500	337
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,601	2,475
South Coast British Columbia Transportation Authority	2.650%	10/29/50	CAD	486	234
South Coast British Columbia Transportation Authority	4.150%	12/12/53	CAD	3,600	2,305
TCHC Issuer Trust	5.395%	2/22/40	CAD	1,018	758
Toronto Canada	2.400%	6/7/27	CAD	2,484	1,701
Toronto Canada	2.650%	11/9/29	CAD	2,630	1,756
Toronto Canada	3.250%	4/20/32	CAD	3,000	2,000
Toronto Canada	4.250%	7/11/33	CAD	1,500	1,063
Toronto Canada	2.950%	4/28/35	CAD	1,662	1,022
Toronto Canada	3.500%	6/2/36	CAD	2,800	1,791
Toronto Canada	2.600%	9/24/39	CAD	2,977	1,629
Toronto Canada	5.200%	6/1/40	CAD	4,899	3,651
Toronto Canada	2.150%	8/25/40	CAD	2,873	1,440
Toronto Canada	4.700%	6/10/41	CAD	981	690
Toronto Canada	2.850%	11/23/41	CAD	500	273
Toronto Canada	3.800%	12/13/42	CAD	1,240	772
Toronto Canada	4.400%	12/14/42	CAD	1,100	742
Toronto Canada	4.150%	3/10/44	CAD	2,415	1,569
Toronto Canada	3.250%	6/24/46	CAD	1,960	1,095
Toronto Canada	3.200%	8/1/48	CAD	893	486
Toronto Canada	2.800%	11/22/49	CAD	2,898	1,446

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto Canada	2.900%	4/29/51	CAD	3,204	1,630
	Toronto Canada	4.300%	6/1/52	CAD	2,284	1,502
	Vancouver Canada	3.700%	10/18/52	CAD	628	369
	Winnipeg Canada	4.100%	6/1/45	CAD	1,240	786
	Winnipeg Canada	4.300%	11/15/51	CAD	2,537	1,648
						5,668,889
Chile (0.1%)
	Bonos de la Tesoreria de la Republica en pesos	4.500%	3/1/26	CLP	15,445,000	15,890
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/28	CLP	10,500,000	10,538
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/30	CLP	18,650,000	18,169
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/33	CLP	11,185,000	11,666
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/34	CLP	8,190,000	9,185
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/34	CLP	7,495,000	7,722
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/35	CLP	17,725,000	16,929
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/37	CLP	7,280,000	7,117
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/43	CLP	15,590,000	16,563
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/50	CLP	9,575,000	9,664
	Republic of Chile	0.100%	1/26/27	EUR	7,762	7,483
	Republic of Chile	0.555%	1/21/29	EUR	8,600	7,947
	Republic of Chile	0.830%	7/2/31	EUR	5,384	4,674
	Republic of Chile	4.125%	7/5/34	EUR	4,808	5,179
	Republic of Chile	1.300%	7/26/36	EUR	6,554	5,233
	Republic of Chile	1.250%	1/29/40	EUR	4,732	3,432
	Republic of Chile	1.250%	1/22/51	EUR	5,795	3,377
						160,768
China (1.2%)
	Agricultural Development Bank of China	3.450%	9/23/25	CNY	50,000	7,047
	Agricultural Development Bank of China	3.350%	3/24/26	CNY	50,000	7,075
	Agricultural Development Bank of China	3.630%	7/19/26	CNY	40,000	5,708
	Agricultural Development Bank of China	2.990%	8/11/26	CNY	50,000	7,049
	Agricultural Development Bank of China	2.870%	5/14/27	CNY	50,000	7,055
	Agricultural Development Bank of China	3.480%	2/4/28	CNY	60,000	8,680
	Agricultural Development Bank of China	2.900%	3/8/28	CNY	50,000	7,093
	Agricultural Development Bank of China	3.190%	8/12/28	CNY	80,000	11,497
	Agricultural Development Bank of China	2.960%	4/17/30	CNY	30,000	4,298
	Agricultural Development Bank of China	3.790%	10/26/30	CNY	50,000	7,514
	Agricultural Development Bank of China	3.520%	5/24/31	CNY	20,000	2,970
	Agricultural Development Bank of China	3.300%	11/5/31	CNY	90,000	13,209
	Agricultural Development Bank of China	3.060%	6/6/32	CNY	180,000	26,039
	Agricultural Development Bank of China	2.970%	10/14/32	CNY	100,000	14,400
	Agricultural Development Bank of China	2.470%	4/2/34	CNY	92,800	12,823
	Agricultural Development Bank of China	3.920%	6/18/51	CNY	30,000	5,062
	China Development Bank	3.340%	7/14/25	CNY	20,000	2,808
	China Development Bank	2.590%	1/11/26	CNY	150,000	20,929
	China Development Bank	3.430%	1/14/27	CNY	110,000	15,727
	China Development Bank	4.240%	8/24/27	CNY	120,000	17,680
	China Development Bank	3.400%	1/8/28	CNY	230,000	33,210
	China Development Bank	3.090%	8/9/28	CNY	70,000	10,028
	China Development Bank	3.480%	1/8/29	CNY	50,000	7,287
	China Development Bank	2.990%	3/1/29	CNY	130,000	18,564
	China Development Bank	3.070%	3/10/30	CNY	65,000	9,340
	China Development Bank	3.090%	6/18/30	CNY	125,000	17,987
	China Development Bank	2.710%	7/10/30	CNY	100,000	14,107
	China Development Bank	3.700%	10/20/30	CNY	30,000	4,474
	China Development Bank	3.660%	3/1/31	CNY	145,000	21,639
	China Development Bank	3.410%	6/7/31	CNY	50,000	7,365
	China Development Bank	3.120%	9/13/31	CNY	120,000	17,377
	China Development Bank	3.000%	1/17/32	CNY	50,000	7,189
	China Development Bank	2.770%	10/24/32	CNY	105,300	14,894
	China Development Bank	2.820%	5/22/33	CNY	99,600	14,197
	China Development Bank	3.800%	1/25/36	CNY	30,000	4,687
	China Development Bank	3.900%	8/3/40	CNY	160,000	25,679
	China Development Bank	3.560%	11/19/51	CNY	50,000	8,120
	China Government Bond	2.240%	5/25/25	CNY	200,000	27,771
	China Government Bond	2.000%	6/15/25	CNY	82,000	11,358
	China Government Bond	2.180%	8/25/25	CNY	50,000	6,942

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.220%	9/25/25	CNY	82,000	11,391
China Government Bond	3.020%	10/22/25	CNY	135,000	18,969
China Government Bond	2.280%	11/25/25	CNY	250,000	34,767
China Government Bond	2.460%	2/15/26	CNY	320,000	44,647
China Government Bond	3.030%	3/11/26	CNY	110,000	15,506
China Government Bond	2.690%	8/12/26	CNY	420,000	58,970
China Government Bond	0.125%	11/12/26	EUR	2,700	2,648
China Government Bond	2.390%	11/15/26	CNY	285,000	39,780
China Government Bond	2.850%	6/4/27	CNY	40,000	5,658
China Government Bond	2.440%	10/15/27	CNY	200,000	27,997
China Government Bond	3.280%	12/3/27	CNY	80,000	11,517
China Government Bond	2.640%	1/15/28	CNY	570,000	80,364
China Government Bond	3.010%	5/13/28	CNY	130,000	18,596
China Government Bond	2.910%	10/14/28	CNY	145,000	20,699
China Government Bond	2.800%	3/24/29	CNY	100,000	14,227
China Government Bond	3.290%	5/23/29	CNY	90,000	13,101
China Government Bond	2.750%	6/15/29	CNY	50,000	7,100
China Government Bond	2.620%	9/25/29	CNY	100,000	14,112
China Government Bond	3.130%	11/21/29	CNY	40,000	5,803
China Government Bond	2.790%	12/15/29	CNY	120,000	17,079
China Government Bond	2.680%	5/21/30	CNY	90,000	12,745
China Government Bond	3.270%	11/19/30	CNY	50,000	7,373
China Government Bond	3.020%	5/27/31	CNY	133,000	19,247
China Government Bond	2.890%	11/18/31	CNY	110,000	15,820
China Government Bond	2.760%	5/15/32	CNY	30,000	4,284
China Government Bond	2.690%	8/15/32	CNY	110,000	15,640
China Government Bond	2.600%	9/1/32	CNY	280,000	39,554
China Government Bond	2.800%	11/15/32	CNY	115,000	16,497
China Government Bond	2.880%	2/25/33	CNY	140,000	20,226
China Government Bond	2.520%	8/25/33	CNY	80,000	11,251
China Government Bond	2.670%	11/25/33	CNY	80,000	11,376
China Government Bond	4.270%	5/17/37	CNY	30,000	5,027
China Government Bond	3.520%	4/25/46	CNY	20,000	3,192
China Government Bond	3.770%	2/20/47	CNY	20,000	3,323
China Government Bond	4.050%	7/24/47	CNY	20,000	3,466
China Government Bond	4.220%	3/19/48	CNY	20,000	3,575
China Government Bond	3.970%	7/23/48	CNY	20,000	3,419
China Government Bond	4.080%	10/22/48	CNY	25,000	4,377
China Government Bond	3.860%	7/22/49	CNY	70,000	11,792
China Government Bond	3.390%	3/16/50	CNY	60,000	9,386
China Government Bond	3.810%	9/14/50	CNY	40,000	6,719
China Government Bond	3.720%	4/12/51	CNY	85,000	14,151
China Government Bond	3.530%	10/18/51	CNY	85,000	13,906
China Government Bond	3.120%	10/25/52	CNY	118,500	18,088
China Government Bond	3.190%	4/15/53	CNY	37,400	5,836
China Government Bond	3.000%	10/15/53	CNY	30,000	4,560
China Government Bond	4.240%	11/24/64	CNY	4,000	773
China Government Bond	3.730%	5/25/70	CNY	45,000	8,031
China Government Bond	3.760%	3/22/71	CNY	40,000	7,249
China Government Bond	3.400%	7/15/72	CNY	45,000	7,535
Export-Import Bank of China	3.430%	10/23/25	CNY	50,000	7,050
Export-Import Bank of China	3.220%	5/14/26	CNY	70,000	9,893
Export-Import Bank of China	3.400%	1/11/28	CNY	90,000	12,975
Export-Import Bank of China	3.860%	5/20/29	CNY	40,000	5,940
Export-Import Bank of China	3.740%	11/16/30	CNY	80,000	11,998
Export-Import Bank of China	3.180%	3/11/32	CNY	140,000	20,436
Export-Import Bank of China	2.850%	7/7/33	CNY	100,000	14,299
					1,340,818
Colombia (0.3%)
Colombian TES	6.250%	11/26/25	COP	76,700,000	18,778
Colombian TES	7.500%	8/26/26	COP	141,750,000	34,414
Colombian TES	5.750%	11/3/27	COP	98,100,000	21,931
Colombian TES	6.000%	4/28/28	COP	146,625,000	32,581
Colombian TES	7.750%	9/18/30	COP	97,050,000	21,902
Colombian TES	7.000%	3/26/31	COP	141,550,000	30,363
Colombian TES	7.000%	3/26/31	COP	13,700,000	2,939
Colombian TES	7.000%	6/30/32	COP	121,450,000	25,236

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Colombian TES	13.250%	2/9/33	COP	124,075,000	36,187
Colombian TES	7.250%	10/18/34	COP	124,550,000	25,200
Colombian TES	6.250%	7/9/36	COP	68,000,000	12,046
Colombian TES	9.250%	5/28/42	COP	168,383,000	36,681
Colombian TES	7.250%	10/26/50	COP	133,000,000	22,873
					321,131
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/27	EUR	3,459	3,657
Republic of Croatia	2.700%	6/15/28	EUR	2,818	2,953
Republic of Croatia	1.125%	6/19/29	EUR	8,459	8,103
Republic of Croatia	2.750%	1/27/30	EUR	4,459	4,615
Republic of Croatia	1.500%	6/17/31	EUR	31,506	29,607
Republic of Croatia	2.875%	4/22/32	EUR	5,400	5,561
Republic of Croatia	1.125%	3/4/33	EUR	4,000	3,513
Republic of Croatia	4.000%	6/14/35	EUR	7,727	8,470
Republic of Croatia	1.750%	3/4/41	EUR	4,947	3,878
					70,357
Cyprus (0.0%)
Republic of Cyprus	2.375%	9/25/28	EUR	12,521	12,928
Czech Republic (0.4%)
Czech Republic	1.250%	2/14/25	CZK	251,720	10,421
Czech Republic	2.400%	9/17/25	CZK	353,340	14,612
Czech Republic	6.000%	2/26/26	CZK	1,901,590	83,192
Czech Republic	1.000%	6/26/26	CZK	908,230	35,985
Czech Republic	0.250%	2/10/27	CZK	401,400	15,280
Czech Republic	2.500%	8/25/28	CZK	181,190	7,167
Czech Republic	5.500%	12/12/28	CZK	215,920	9,637
Czech Republic	2.750%	7/23/29	CZK	2,202,870	86,975
Czech Republic	0.950%	5/15/30	CZK	779,080	27,333
Czech Republic	5.000%	9/30/30	CZK	1,039,370	45,924
Czech Republic	1.200%	3/13/31	CZK	541,410	18,858
Czech Republic	1.750%	6/23/32	CZK	245,000	8,602
Czech Republic	4.500%	11/11/32	CZK	555,590	23,837
Czech Republic	2.000%	10/13/33	CZK	278,500	9,722
Czech Republic	4.900%	4/14/34	CZK	600,670	26,615
Czech Republic	3.500%	5/30/35	CZK	649,690	25,497
Czech Republic	4.200%	12/4/36	CZK	48,170	2,012
Czech Republic	1.950%	7/30/37	CZK	317,750	10,221
Czech Republic	1.500%	4/24/40	CZK	100,340	2,856
Czech Republic	4.850%	11/26/57	CZK	44,570	1,992
					466,738
Denmark (0.3%)
Kingdom of Denmark	1.750%	11/15/25	DKK	331,651	46,539
Kingdom of Denmark	0.500%	11/15/27	DKK	492,636	65,405
Kingdom of Denmark	0.500%	11/15/29	DKK	311,753	39,938
Kingdom of Denmark	0.000%	11/15/31	DKK	608,388	72,081
Kingdom of Denmark	2.250%	11/15/33	DKK	216,720	30,197
Kingdom of Denmark	4.500%	11/15/39	DKK	373,185	65,009
Kingdom of Denmark	0.250%	11/15/52	DKK	99,818	7,429
Kommunekredit	0.625%	5/11/26	EUR	2,186	2,209
Kommunekredit	2.900%	11/27/26	AUD	2,047	1,261
Kommunekredit	0.750%	5/18/27	EUR	12,443	12,349
Kommunekredit	0.000%	11/17/29	EUR	30,000	27,085
Kommunekredit	0.000%	3/3/31	EUR	5,000	4,342
Kommunekredit	2.375%	9/15/32	EUR	10,450	10,591
Kommunekredit	0.010%	5/4/34	EUR	1,000	784
Kommunekredit	0.875%	11/3/36	EUR	4,500	3,660
					388,879
Estonia (0.0%)
Republic of Estonia	4.000%	10/12/32	EUR	6,998	7,747
Finland (0.6%)
Finnvera OYJ	0.500%	4/13/26	EUR	3,234	3,266
Finnvera OYJ	2.125%	3/8/28	EUR	20,400	20,998
Finnvera OYJ	0.375%	4/9/29	EUR	4,169	3,909

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Finnvera OYJ	1.125%	5/17/32	EUR	3,100	2,866
	Kuntarahoitus OYJ	0.625%	11/26/26	EUR	2,457	2,456
	Kuntarahoitus OYJ	0.000%	4/21/28	EUR	5,400	5,097
	Kuntarahoitus OYJ	4.375%	10/2/28	GBP	10,000	12,328
	Kuntarahoitus OYJ	0.000%	3/2/31	EUR	15,800	13,707
	Kuntarahoitus OYJ	0.250%	2/25/32	EUR	17,800	15,273
	Kuntarahoitus OYJ	1.250%	2/23/33	EUR	4,913	4,493
	Kuntarahoitus OYJ	0.050%	9/10/35	EUR	11,277	8,475
[3]	Republic of Finland	4.000%	7/4/25	EUR	21,290	22,882
[3]	Republic of Finland	0.875%	9/15/25	EUR	5,120	5,293
[3]	Republic of Finland	0.000%	9/15/26	EUR	35,000	34,748
[3]	Republic of Finland	1.375%	4/15/27	EUR	25,000	25,463
[3]	Republic of Finland	0.500%	9/15/27	EUR	24,867	24,468
[3]	Republic of Finland	2.750%	7/4/28	EUR	5,535	5,869
[3]	Republic of Finland	2.875%	4/15/29	EUR	61,017	65,055
[3]	Republic of Finland	0.500%	9/15/29	EUR	27,581	25,946
[3]	Republic of Finland	0.000%	9/15/30	EUR	39,490	35,053
[3]	Republic of Finland	0.750%	4/15/31	EUR	24,445	22,535
[3]	Republic of Finland	0.125%	9/15/31	EUR	38,750	33,712
[3]	Republic of Finland	1.500%	9/15/32	EUR	60,364	57,361
[3]	Republic of Finland	1.125%	4/15/34	EUR	65,604	58,503
[3]	Republic of Finland	3.000%	9/15/34	EUR	50,000	53,028
[3]	Republic of Finland	0.125%	4/15/36	EUR	13,000	9,724
[3]	Republic of Finland	2.750%	4/15/38	EUR	22,026	22,256
[3]	Republic of Finland	0.250%	9/15/40	EUR	57,995	38,697
[3]	Republic of Finland	2.625%	7/4/42	EUR	16,683	16,364
[3]	Republic of Finland	0.500%	4/15/43	EUR	993	655
[3]	Republic of Finland	1.375%	4/15/47	EUR	10,000	7,572
[3]	Republic of Finland	0.125%	4/15/52	EUR	11,677	5,628
[3]	Republic of Finland	2.950%	4/15/55	EUR	25,829	26,249
						689,929
France (8.6%)
	Action Logement Services	1.375%	4/13/32	EUR	12,500	11,525
	Action Logement Services	4.125%	10/3/38	EUR	12,800	14,229
	Action Logement Services	0.750%	7/19/41	EUR	15,600	10,372
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	5,000	5,246
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	5,000	5,091
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	6,100	6,065
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	1,800	1,937
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	2,500	2,455
	Agence Francaise de Developpement EPIC	0.010%	11/25/28	EUR	13,800	12,715
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	27,200	24,894
	Agence Francaise de Developpement EPIC	2.875%	1/21/30	EUR	7,500	7,841
	Agence Francaise de Developpement EPIC	0.500%	5/25/30	EUR	5,900	5,347
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	20,400	18,747
	Agence Francaise de Developpement EPIC	3.500%	2/25/33	EUR	9,100	9,821
	Agence Francaise de Developpement EPIC	3.375%	5/25/33	EUR	13,900	14,870
	Agence Francaise de Developpement EPIC	3.000%	1/17/34	EUR	12,000	12,463
	Agence Francaise de Developpement EPIC	1.500%	10/31/34	EUR	13,000	11,620
	Agence Francaise de Developpement EPIC	0.500%	5/31/35	EUR	5,000	3,922
	Agence Francaise de Developpement EPIC	1.125%	3/2/37	EUR	14,300	11,494
	Agence France Locale	0.125%	6/20/26	EUR	8,400	8,339
	Agence France Locale	0.000%	9/20/27	EUR	15,000	14,283
	Agence France Locale	1.125%	6/20/28	EUR	4,500	4,389
	Agence France Locale	3.000%	3/20/30	EUR	7,000	7,332
	Agence France Locale	0.000%	3/20/31	EUR	500	425
	Agence France Locale	3.625%	6/20/38	EUR	7,000	7,413
	Bpifrance SACA	0.500%	5/25/25	EUR	5,600	5,777
	Bpifrance SACA	2.750%	10/25/25	EUR	11,000	11,588
	Bpifrance SACA	2.125%	11/29/27	EUR	12,500	12,836
	Bpifrance SACA	0.125%	11/25/28	EUR	28,300	26,309
	Bpifrance SACA	0.050%	9/26/29	EUR	5,000	4,514
	Bpifrance SACA	1.875%	5/25/30	EUR	5,000	4,946
	Bpifrance SACA	2.000%	9/2/30	EUR	14,000	13,930
	Bpifrance SACA	0.250%	6/4/31	EUR	23,200	20,160
	Bpifrance SACA	2.875%	1/31/32	EUR	15,000	15,677
	Caisse d'Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	4,876	5,237

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/26	EUR	10,000	9,827
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/27	EUR	50,000	52,876
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/27	EUR	100,000	105,353
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/28	EUR	5,700	5,407
	Caisse d'Amortissement de la Dette Sociale	2.750%	2/25/29	EUR	10,000	10,506
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/29	EUR	43,700	39,973
	Caisse d'Amortissement de la Dette Sociale	0.600%	11/25/29	EUR	55,800	52,102
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/30	EUR	10,000	10,701
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/31	EUR	17,300	14,908
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/31	EUR	60,200	51,915
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/31	EUR	40,000	42,422
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/32	EUR	25,800	22,650
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/32	EUR	33,600	31,818
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/32	EUR	9,500	9,863
	Caisse des Depots et Consignations	3.000%	5/25/28	EUR	5,000	5,300
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	11,300	11,630
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	1,700	1,756
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	600	609
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	3,000	3,032
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	2,000	1,989
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	5,000	4,897
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	100	98
	Caisse Francaise de Financement Local	2.875%	1/30/30	EUR	19,500	20,386
	Caisse Francaise de Financement Local	0.010%	6/24/30	EUR	54,400	47,675
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	5,000	4,783
	Caisse Francaise de Financement Local	3.500%	3/16/32	EUR	18,200	19,694
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	9,400	8,604
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	2,500	2,264
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	100	87
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	3,600	3,050
[3]	France	0.500%	5/25/25	EUR	69,695	72,089
[3]	France	1.000%	11/25/25	EUR	340,209	350,489
[3]	France	0.000%	2/25/26	EUR	128,703	129,672
[3]	France	3.500%	4/25/26	EUR	54,610	58,635
[3]	France	0.500%	5/25/26	EUR	169,679	171,568
[3]	France	2.500%	9/24/26	EUR	475,000	499,590
[3]	France	0.250%	11/25/26	EUR	176,306	175,174
[3]	France	0.000%	2/25/27	EUR	305,977	300,062
[3]	France	1.000%	5/25/27	EUR	130,450	131,074
[3]	France	2.500%	9/24/27	EUR	285,000	299,167
[3]	France	2.750%	10/25/27	EUR	148,395	157,060
[3]	France	0.750%	2/25/28	EUR	129,364	127,158
[3]	France	0.750%	5/25/28	EUR	216,770	212,129
[3]	France	0.750%	11/25/28	EUR	420,393	407,412
[3]	France	2.750%	2/25/29	EUR	240,028	253,894
[3]	France	5.500%	4/25/29	EUR	117,522	139,910
[3]	France	0.500%	5/25/29	EUR	191,931	181,720
[3]	France	0.000%	11/25/29	EUR	283,476	257,837
[3]	France	2.750%	2/25/30	EUR	50,000	52,933
[3]	France	2.500%	5/25/30	EUR	326,027	339,808
[3]	France	0.000%	11/25/30	EUR	231,904	204,656
[3]	France	1.500%	5/25/31	EUR	177,411	172,140
[3]	France	0.000%	11/25/31	EUR	420,253	359,489
[3]	France	0.000%	5/25/32	EUR	153,573	129,261
[3]	France	5.750%	10/25/32	EUR	140,000	179,233
[3]	France	2.000%	11/25/32	EUR	126,218	124,456
[3]	France	3.000%	5/25/33	EUR	184,000	195,603
[3]	France	3.500%	11/25/33	EUR	167,824	185,176
[3]	France	1.250%	5/25/34	EUR	236,057	212,015
[3]	France	4.750%	4/25/35	EUR	65,221	79,826
[3]	France	1.250%	5/25/36	EUR	210,705	181,398
[3]	France	1.250%	5/25/38	EUR	366,092	301,505
[3]	France	4.000%	10/25/38	EUR	100,951	116,560
[3]	France	1.750%	6/25/39	EUR	27,541	24,065
[3,7,8]	France	0.500%	5/25/40	EUR	98,263	68,207
[3]	France	4.500%	4/25/41	EUR	153,442	188,092
[3]	France	2.500%	5/25/43	EUR	61,559	57,314

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	0.500%	6/25/44	EUR	69,874	43,580
[3]	France	3.250%	5/25/45	EUR	104,220	108,618
[3]	France	2.000%	5/25/48	EUR	131,410	107,774
[3]	France	3.000%	6/25/49	EUR	154,970	153,778
[3]	France	1.500%	5/25/50	EUR	122,558	87,714
[3]	France	0.750%	5/25/52	EUR	136,375	75,966
[3]	France	0.750%	5/25/53	EUR	125,960	68,777
[3]	France	3.000%	5/25/54	EUR	161,695	156,894
[3]	France	4.000%	4/25/55	EUR	90,930	106,304
[3]	France	3.250%	5/25/55	EUR	64,272	64,956
[3]	France	4.000%	4/25/60	EUR	71,827	84,784
[3]	France	1.750%	5/25/66	EUR	68,468	47,460
[3]	France	0.500%	5/25/72	EUR	50,287	19,933
	Gestion Securite de Stocks Securite SA	3.375%	6/29/30	EUR	6,700	7,146
	Ile-de-France Mobilites	0.950%	5/28/41	EUR	100	70
	Ile-de-France Mobilites	1.275%	2/14/42	EUR	14,800	10,856
	Ile-de-France Mobilites	3.450%	6/25/49	EUR	10,000	10,255
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/27	EUR	1,500	1,487
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/32	EUR	5,400	5,164
	Region of Ile de France	0.500%	6/14/25	EUR	17,900	18,415
	Region of Ile de France	0.625%	4/23/27	EUR	2,500	2,461
	Region of Ile de France	0.000%	4/20/28	EUR	2,500	2,340
	Region of Ile de France	0.100%	7/2/30	EUR	1,200	1,051
	Region of Ile de France	2.900%	4/30/31	EUR	6,000	6,219
	Region of Ile de France	1.375%	6/20/33	EUR	3,000	2,701
	SFIL SA	0.050%	6/4/29	EUR	1,700	1,544
	SFIL SA	3.250%	11/25/30	EUR	20,000	21,322
	SFIL SA	1.500%	3/5/32	EUR	14,500	13,581
	SNCF Reseau	2.625%	12/29/25	EUR	2,500	2,624
	SNCF Reseau	4.250%	10/7/26	EUR	600	653
	SNCF Reseau	3.125%	10/25/28	EUR	3,600	3,815
	SNCF Reseau	5.250%	12/7/28	GBP	8,292	10,549
	SNCF Reseau	0.875%	1/22/29	EUR	3,000	2,869
	SNCF Reseau	1.125%	5/25/30	EUR	13,800	12,975
	SNCF Reseau	1.000%	11/9/31	EUR	7,400	6,680
	SNCF Reseau	5.000%	10/10/33	EUR	7,509	8,971
	SNCF Reseau	5.250%	1/31/35	GBP	2,684	3,428
	SNCF Reseau	0.750%	5/25/36	EUR	18,200	14,122
	SNCF Reseau	1.500%	5/29/37	EUR	8,900	7,442
	SNCF Reseau	2.250%	12/20/47	EUR	6,200	4,970
	SNCF Reseau	2.000%	2/5/48	EUR	2,500	1,873
	SNCF Reseau	5.000%	3/11/52	GBP	2,451	2,894
	SNCF Reseau	4.830%	3/25/60	GBP	683	781
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	5,200	5,075
	Societe Du Grand Paris EPIC	0.000%	11/25/30	EUR	47,400	41,100
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	23,000	19,841
	Societe Du Grand Paris EPIC	3.500%	5/25/43	EUR	7,000	7,250
	Societe Du Grand Paris EPIC	0.875%	5/10/46	EUR	10,000	6,180
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	6,500	4,624
	Societe Du Grand Paris EPIC	1.000%	11/26/51	EUR	22,200	12,752
	Societe Du Grand Paris EPIC	3.700%	5/25/53	EUR	3,300	3,489
	Societe Du Grand Paris EPIC	0.700%	10/15/60	EUR	5,900	2,484
	Societe Du Grand Paris EPIC	1.000%	2/18/70	EUR	11,000	4,800
	Societe Nationale SNCF SACA	5.375%	3/18/27	GBP	3,935	4,913
	Societe Nationale SNCF SACA	1.500%	2/2/29	EUR	4,600	4,513
	Societe Nationale SNCF SACA	0.625%	4/17/30	EUR	12,300	11,246
	Societe Nationale SNCF SACA	0.227%	6/18/30	CHF	4,000	4,054
	Societe Nationale SNCF SACA	1.000%	5/25/40	EUR	17,000	12,243
	Societe Nationale SNCF SACA	0.875%	2/28/51	EUR	10,800	5,581
	UNEDIC ASSEO	0.625%	3/3/26	EUR	7,000	7,097
	UNEDIC ASSEO	0.100%	11/25/26	EUR	41,200	40,563
	UNEDIC ASSEO	1.250%	10/21/27	EUR	10,500	10,495
	UNEDIC ASSEO	0.500%	3/20/29	EUR	11,800	11,132
	UNEDIC ASSEO	0.250%	11/25/29	EUR	14,700	13,457
	UNEDIC ASSEO	0.000%	3/5/30	EUR	10,000	8,932
	UNEDIC ASSEO	0.000%	11/19/30	EUR	34,000	29,773
	UNEDIC ASSEO	0.010%	5/25/31	EUR	15,000	12,944

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	UNEDIC ASSEO	1.500%	4/20/32	EUR	25,500	24,226
	UNEDIC ASSEO	1.750%	11/25/32	EUR	7,000	6,734
	UNEDIC ASSEO	1.250%	5/25/33	EUR	1,000	911
	UNEDIC ASSEO	0.100%	5/25/34	EUR	34,600	27,285
	UNEDIC ASSEO	0.250%	7/16/35	EUR	14,500	11,231
	Ville de Paris	1.250%	1/12/32	EUR	12,800	11,688
	Ville de Paris	1.375%	11/20/34	EUR	700	607
						9,729,377
Germany (8.5%)
	Bundesobligation	0.000%	10/10/25	EUR	147,141	150,141
	Bundesobligation	0.000%	4/10/26	EUR	122,000	122,858
	Bundesobligation	0.000%	10/9/26	EUR	90,000	89,589
	Bundesobligation	0.000%	4/16/27	EUR	160,109	157,433
	Bundesobligation	1.300%	10/15/27	EUR	150,000	152,616
	Bundesobligation	2.200%	4/13/28	EUR	195,000	204,222
	Bundesobligation	2.400%	10/19/28	EUR	130,000	137,131
	Bundesobligation	2.100%	4/12/29	EUR	300,000	312,083
	Bundesrepublik Deutschland Bundesanleihe	2.200%	2/15/34	EUR	105,000	108,108
	Bundesschatzanweisungen	2.800%	6/12/25	EUR	76,643	81,267
	Bundesschatzanweisungen	3.100%	9/18/25	EUR	324,863	345,793
	Bundesschatzanweisungen	3.100%	12/12/25	EUR	270,000	287,619
	Bundesschatzanweisungen	2.500%	3/19/26	EUR	450,000	474,697
	Federal Republic of Germany	0.500%	2/15/26	EUR	44,383	45,273
	Federal Republic of Germany	0.000%	8/15/26	EUR	21,455	21,425
	Federal Republic of Germany	0.250%	2/15/27	EUR	87,560	87,078
	Federal Republic of Germany	0.500%	8/15/27	EUR	4,587	4,555
	Federal Republic of Germany	0.000%	11/15/27	EUR	45,542	44,199
	Federal Republic of Germany	5.625%	1/4/28	EUR	68,082	79,907
	Federal Republic of Germany	0.500%	2/15/28	EUR	121,655	119,795
	Federal Republic of Germany	0.250%	8/15/28	EUR	325,770	314,581
	Federal Republic of Germany	0.000%	11/15/28	EUR	76,535	72,634
	Federal Republic of Germany	0.250%	2/15/29	EUR	163,530	156,248
	Federal Republic of Germany	0.000%	8/15/29	EUR	70,256	65,512
	Federal Republic of Germany	2.100%	11/15/29	EUR	50,000	51,944
	Federal Republic of Germany	0.000%	2/15/30	EUR	67,000	61,787
	Federal Republic of Germany	0.000%	8/15/30	EUR	36,000	32,800
	Federal Republic of Germany	2.400%	11/15/30	EUR	250,000	263,635
	Federal Republic of Germany	0.000%	2/15/31	EUR	104,734	94,269
	Federal Republic of Germany	0.000%	8/15/31	EUR	201,516	179,115
	Federal Republic of Germany	0.000%	2/15/32	EUR	161,854	141,903
	Federal Republic of Germany	1.700%	8/15/32	EUR	143,670	143,605
	Federal Republic of Germany	2.300%	2/15/33	EUR	151,812	158,528
	Federal Republic of Germany	2.600%	8/15/33	EUR	79,065	84,408
	Federal Republic of Germany	4.750%	7/4/34	EUR	39,075	49,519
	Federal Republic of Germany	0.000%	5/15/35	EUR	184,194	147,378
	Federal Republic of Germany	0.000%	5/15/36	EUR	202,597	157,343
	Federal Republic of Germany	4.000%	1/4/37	EUR	48,904	59,368
	Federal Republic of Germany	1.000%	5/15/38	EUR	169,993	145,149
	Federal Republic of Germany	4.250%	7/4/39	EUR	50,000	63,208
	Federal Republic of Germany	4.750%	7/4/40	EUR	37,079	49,792
	Federal Republic of Germany	2.600%	5/15/41	EUR	25,000	26,095
	Federal Republic of Germany	3.250%	7/4/42	EUR	107,790	122,909
	Federal Republic of Germany	2.500%	7/4/44	EUR	120,032	122,924
	Federal Republic of Germany	2.500%	8/15/46	EUR	199,941	204,750
	Federal Republic of Germany	1.250%	8/15/48	EUR	159,688	126,512
	Federal Republic of Germany	0.000%	8/15/50	EUR	159,508	84,696
	Federal Republic of Germany	0.000%	8/15/50	EUR	30,000	16,038
	Federal Republic of Germany	0.000%	8/15/52	EUR	104,000	52,519
	Federal Republic of Germany	1.800%	8/15/53	EUR	286,451	250,298
	Federal Republic of Germany	2.500%	8/15/54	EUR	50,000	51,086
[9]	FMS Wertmanagement	0.375%	4/29/30	EUR	5,400	4,938
	Free and Hanseatic City of Hamburg	0.010%	6/15/28	EUR	7,500	7,051
	Free and Hanseatic City of Hamburg	0.010%	6/30/28	EUR	20,000	18,786
	Free and Hanseatic City of Hamburg	0.800%	4/11/34	EUR	977	841
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	7,314	6,255
	Free and Hanseatic City of Hamburg	0.250%	2/18/41	EUR	4,750	3,101
	Free and Hanseatic City of Hamburg	0.400%	11/23/51	EUR	8,000	4,090

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Free State of Bavaria	0.030%	4/3/28	EUR	28,454	26,958
	Free State of Bavaria	0.150%	4/3/30	EUR	4,794	4,325
	Free State of Bavaria	0.010%	1/18/35	EUR	19,182	14,900
	Free State of Saxony	0.010%	10/15/27	EUR	2,500	2,396
	Free State of Saxony	0.010%	11/5/29	EUR	20,541	18,616
	Free State of Saxony	0.010%	12/17/35	EUR	17,349	12,981
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	1,951	1,860
	Gemeinsame Deutsche Bundeslaender	1.250%	5/4/29	EUR	15,000	14,690
	Gemeinsame Deutsche Bundeslaender	0.010%	8/26/30	EUR	17,551	15,538
	Investitionsbank Berlin	0.250%	2/3/32	EUR	5,500	4,749
	Investitionsbank Berlin	3.125%	3/1/33	EUR	15,000	16,081
[9]	KFW	5.500%	6/18/25	GBP	9,752	12,228
[9]	KFW	0.125%	6/30/25	EUR	83,310	85,578
[9]	KFW	2.500%	8/25/25	CHF	5,185	5,733
[9]	KFW	0.250%	9/15/25	EUR	55,886	57,181
[9]	KFW	4.125%	2/18/26	GBP	20,000	24,661
[9]	KFW	0.750%	2/19/26	CAD	4,905	3,318
[9]	KFW	0.375%	3/9/26	EUR	21,698	21,965
[9]	KFW	0.000%	6/15/26	EUR	39,860	39,754
[9]	KFW	1.250%	7/31/26	GBP	51,821	59,874
[9]	KFW	3.200%	9/11/26	AUD	9,143	5,730
[9]	KFW	0.000%	9/30/26	EUR	97,483	96,441
	KFW	2.000%	2/15/27	AUD	700	423
[9]	KFW	0.625%	2/22/27	EUR	18,529	18,458
[9]	KFW	0.000%	3/31/27	EUR	26,737	26,091
[9]	KFW	1.250%	6/30/27	EUR	33,802	34,104
[9]	KFW	4.300%	7/13/27	AUD	10,000	6,415
[9]	KFW	3.750%	7/30/27	GBP	6,000	7,290
[9]	KFW	2.375%	8/5/27	EUR	20,546	21,449
[9]	KFW	0.500%	9/15/27	EUR	19,908	19,505
[9]	KFW	0.750%	12/7/27	GBP	20,000	21,887
[9]	KFW	0.000%	12/15/27	EUR	15,905	15,213
[9]	KFW	0.625%	1/7/28	EUR	19,503	19,057
	KFW	1.375%	2/2/28	SEK	65,270	5,579
[9]	KFW	2.750%	3/15/28	EUR	21,862	23,085
[9]	KFW	3.200%	3/15/28	AUD	17,647	10,851
[9]	KFW	0.750%	6/28/28	EUR	36,890	35,911
[9]	KFW	0.000%	9/15/28	EUR	78	73
[9]	KFW	3.125%	10/10/28	EUR	138,944	148,907
[9]	KFW	3.750%	1/9/29	GBP	32,091	38,757
[9]	KFW	0.750%	1/15/29	EUR	40,577	39,042
[9]	KFW	4.200%	2/8/29	AUD	5,000	3,169
[9]	KFW	0.000%	6/15/29	EUR	20,000	18,340
[9]	KFW	4.400%	7/12/29	AUD	25,000	15,957
[9]	KFW	0.375%	4/23/30	EUR	10,000	9,168
[9]	KFW	3.125%	6/7/30	EUR	22,307	24,003
[9]	KFW	0.000%	9/17/30	EUR	44,113	39,028
[9]	KFW	0.000%	1/10/31	EUR	37,454	32,773
[9]	KFW	2.750%	2/20/31	EUR	55,059	58,017
[9]	KFW	0.125%	1/9/32	EUR	31,986	27,578
[9]	KFW	5.750%	6/7/32	GBP	5,120	6,935
[9]	KFW	2.750%	2/14/33	EUR	15,000	15,706
[9]	KFW	1.125%	5/9/33	EUR	3,948	3,593
[9]	KFW	2.875%	6/7/33	EUR	13,337	14,093
[9]	KFW	2.625%	1/10/34	EUR	55,568	57,378
[9]	KFW	0.050%	9/29/34	EUR	12,373	9,699
[9]	KFW	1.375%	7/31/35	EUR	6,827	6,110
[9]	KFW	0.375%	5/20/36	EUR	1,670	1,298
[9]	KFW	5.000%	6/9/36	GBP	4,265	5,513
[9]	KFW	1.250%	7/4/36	EUR	11,216	9,716
[9]	KFW	4.875%	3/15/37	GBP	969	1,229
[9]	KFW	1.125%	3/31/37	EUR	22,993	19,409
[9]	KFW	4.700%	6/2/37	CAD	1,152	830
[9]	KFW	1.125%	6/15/37	EUR	4,876	4,086
[9]	KFW	2.600%	6/20/37	JPY	812,000	6,194
[9]	KFW	0.875%	7/4/39	EUR	34,358	26,643
	Land Baden-Wuerttemberg	0.625%	2/9/27	EUR	4,876	4,853

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Land Baden-Wuerttemberg	0.800%	4/5/28	EUR	4,876	4,765
	Land Baden-Wuerttemberg	0.010%	7/9/32	EUR	15,604	13,084
	Land Berlin	0.625%	3/20/26	EUR	5,833	5,919
	Land Berlin	0.625%	2/8/27	EUR	2,731	2,715
	Land Berlin	0.010%	5/18/27	EUR	43,860	42,522
	Land Berlin	1.250%	6/1/28	EUR	29,000	28,763
	Land Berlin	0.010%	10/26/28	EUR	13,165	12,264
	Land Berlin	0.010%	7/2/30	EUR	32,115	28,511
	Land Berlin	2.625%	1/24/31	EUR	18,000	18,740
	Land Berlin	1.300%	6/13/33	EUR	977	900
	Land Berlin	0.750%	4/3/34	EUR	21,835	18,744
	Land Berlin	0.125%	6/4/35	EUR	4,876	3,764
	Land Berlin	0.625%	8/25/36	EUR	1,219	967
	Land Berlin	1.375%	6/5/37	EUR	2,439	2,099
	Land Berlin	1.375%	8/27/38	EUR	2,439	2,062
	Land Berlin	0.050%	8/6/40	EUR	14,314	9,117
	Land Berlin	0.100%	1/18/41	EUR	24,939	15,868
	Land Berlin	3.000%	3/13/54	EUR	10,000	10,144
	Land Schleswig-Holstein Germany	0.010%	10/22/26	EUR	12,300	12,125
	Land Thueringen	0.500%	5/12/25	EUR	2,194	2,270
	Land Thueringen	0.200%	10/26/26	EUR	7,314	7,240
	Land Thueringen	0.500%	3/2/29	EUR	15,000	14,187
	Land Thueringen	0.010%	3/24/31	EUR	5,000	4,351
	Land Thueringen	0.250%	3/5/40	EUR	3,999	2,678
	Land Thueringen	0.125%	1/13/51	EUR	4,366	2,061
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	5,780	3,715
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	7,314	7,368
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/27	EUR	7,500	7,397
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/32	EUR	12,000	10,799
[9]	Landwirtschaftliche Rentenbank	0.000%	9/28/26	EUR	20,000	19,769
[9]	Landwirtschaftliche Rentenbank	0.875%	12/15/26	GBP	10,000	11,302
[9]	Landwirtschaftliche Rentenbank	0.100%	3/8/27	EUR	5,500	5,391
	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	2,310	1,416
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,749	15,574
[9]	Landwirtschaftliche Rentenbank	0.000%	9/22/27	EUR	5,600	5,383
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	4,876	4,705
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	2,140	1,316
[9]	Landwirtschaftliche Rentenbank	0.000%	7/19/28	EUR	5,690	5,347
[9]	Landwirtschaftliche Rentenbank	0.000%	12/13/28	EUR	10,000	9,294
	Landwirtschaftliche Rentenbank	3.875%	2/9/29	GBP	10,000	12,152
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/29	EUR	30,084	28,486
[9]	Landwirtschaftliche Rentenbank	3.200%	5/25/29	AUD	10,790	6,501
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/29	EUR	18,155	16,424
[9]	Landwirtschaftliche Rentenbank	0.050%	12/18/29	EUR	6,000	5,435
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	1,850	1,727
[9]	Landwirtschaftliche Rentenbank	0.050%	1/31/31	EUR	25,059	21,932
[9]	Landwirtschaftliche Rentenbank	2.750%	2/16/32	EUR	21,500	22,485
	Niedersachsen Invest GmbH	0.250%	7/16/35	EUR	10,000	7,834
	NRW Bank	0.625%	2/11/26	EUR	7,314	7,428
	NRW Bank	0.500%	5/11/26	EUR	5,855	5,899
	NRW Bank	0.250%	9/28/26	EUR	2,901	2,878
	NRW Bank	0.625%	2/23/27	EUR	7,314	7,257
	NRW Bank	0.250%	3/16/27	EUR	205	201
	NRW Bank	0.125%	4/12/27	EUR	7,948	7,747
	NRW Bank	0.500%	9/13/27	EUR	7,314	7,142
	NRW Bank	0.625%	1/4/28	EUR	3,413	3,319
	NRW Bank	0.375%	5/16/29	EUR	3,535	3,300
	NRW Bank	0.125%	2/4/30	EUR	25,000	22,579
	NRW Bank	0.875%	4/12/34	EUR	331	286
	NRW Bank	0.100%	7/9/35	EUR	13,519	10,274
	NRW Bank	1.200%	3/28/39	EUR	5,000	4,000
	NRW Bank	0.500%	6/17/41	EUR	8,900	5,984
	NRW Bank	1.250%	5/13/49	EUR	4,876	3,339
	State of Brandenburg	0.010%	6/26/28	EUR	15,696	14,758
	State of Brandenburg	0.125%	2/4/30	EUR	3,275	2,967
	State of Brandenburg	0.050%	7/1/31	EUR	14,013	12,140
	State of Brandenburg	3.000%	7/20/33	EUR	8,000	8,508

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Brandenburg	0.750%	8/8/36	EUR	4,876	3,940
State of Brandenburg	1.450%	11/26/38	EUR	6,875	5,821
State of Brandenburg	0.300%	10/4/49	EUR	488	255
State of Bremen	3.000%	3/2/33	EUR	9,000	9,564
State of Bremen	1.200%	1/30/34	EUR	100	90
State of Bremen	1.500%	11/12/38	EUR	2,404	2,037
State of Bremen	1.000%	5/27/39	EUR	6,097	4,765
State of Bremen	0.500%	5/6/41	EUR	9,740	6,625
State of Bremen	0.550%	2/4/50	EUR	8,635	4,773
State of Hesse	0.250%	6/10/25	EUR	12,190	12,555
State of Hesse	0.000%	4/14/26	EUR	878	878
State of Hesse	0.375%	7/6/26	EUR	29,207	29,278
State of Hesse	0.000%	9/22/27	EUR	20,000	19,208
State of Hesse	0.625%	8/2/28	EUR	4,876	4,698
State of Hesse	0.010%	3/11/30	EUR	12,829	11,517
State of Hesse	0.000%	11/8/30	EUR	12,190	10,719
State of Hesse	0.125%	10/10/31	EUR	9,600	8,288
State of Hesse	1.300%	10/10/33	EUR	3,901	3,574
State of Hesse	2.750%	1/10/34	EUR	22,000	22,890
State of Lower Saxony	0.500%	6/13/25	EUR	39,274	40,565
State of Lower Saxony	0.000%	9/15/25	EUR	35,000	35,664
State of Lower Saxony	0.375%	1/9/26	EUR	10,087	10,236
State of Lower Saxony	0.500%	6/8/26	EUR	1,219	1,227
State of Lower Saxony	0.010%	9/8/26	EUR	14,269	14,104
State of Lower Saxony	0.000%	2/11/27	EUR	6,000	5,857
State of Lower Saxony	0.010%	11/25/27	EUR	37,521	35,845
State of Lower Saxony	0.750%	2/15/28	EUR	7,314	7,149
State of Lower Saxony	0.010%	2/19/29	EUR	9,518	8,776
State of Lower Saxony	0.375%	5/14/29	EUR	2,926	2,735
State of Lower Saxony	0.125%	1/10/30	EUR	4,876	4,422
State of Lower Saxony	0.010%	8/13/30	EUR	33,963	30,012
State of Lower Saxony	0.010%	1/10/31	EUR	5,331	4,661
State of Lower Saxony	2.625%	1/9/34	EUR	10,000	10,286
State of Lower Saxony	0.050%	3/9/35	EUR	9,974	7,671
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	1,464	1,530
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	7,314	7,464
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	44,756	45,085
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	4,876	4,924
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	9,947	9,845
State of North Rhine-Westphalia Germany	0.200%	3/31/27	EUR	20,205	19,769
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	13,652	13,429
State of North Rhine-Westphalia Germany	0.000%	1/15/29	EUR	6,681	6,175
State of North Rhine-Westphalia Germany	2.750%	1/15/32	EUR	25,000	26,169
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	11,748	11,887
State of North Rhine-Westphalia Germany	2.900%	6/7/33	EUR	74,650	78,753
State of North Rhine-Westphalia Germany	0.000%	10/12/35	EUR	31,655	23,696
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	6,827	5,918
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	12,000	10,580
State of North Rhine-Westphalia Germany	0.500%	11/25/39	EUR	18,224	12,920
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	2,258	1,879
State of North Rhine-Westphalia Germany	0.600%	6/4/41	EUR	11,573	8,013
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	977	692
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	2,439	1,915
State of North Rhine-Westphalia Germany	1.000%	10/16/46	EUR	8,265	5,628
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	20,200	15,876
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	4,876	3,707
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	5,792	3,545
State of North Rhine-Westphalia Germany	0.375%	9/2/50	EUR	16,605	8,631
State of North Rhine-Westphalia Germany	0.200%	1/27/51	EUR	18,134	8,750
State of North Rhine-Westphalia Germany	0.500%	1/15/52	EUR	11,530	6,107
State of North Rhine-Westphalia Germany	2.900%	1/15/53	EUR	30,500	30,026
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	8,266	6,080
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	15,018	10,593
State of North Rhine-Westphalia Germany	3.400%	3/7/73	EUR	8,000	8,866
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	14,185	10,401
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	9,518	7,151
State of North Rhine-Westphalia Germany	1.375%	1/15/20	EUR	12,019	6,370

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	0.950%	1/10/21	EUR	18,536	8,257
	State of North Rhine-Westphalia Germany	1.450%	1/19/22	EUR	5,283	2,865
	State of Rhineland-Palatinate	0.100%	8/18/26	EUR	4,876	4,838
	State of Rhineland-Palatinate	0.375%	1/26/27	EUR	4,876	4,816
	State of Rhineland-Palatinate	0.700%	1/26/28	EUR	4,876	4,760
	State of Rhineland-Palatinate	0.750%	2/23/32	EUR	37,317	33,602
	State of Rhineland-Palatinate	0.375%	4/1/41	EUR	3,400	2,277
	State of Rhineland-Palatinate	0.375%	3/10/51	EUR	3,988	2,059
	State of Saxony-Anhalt	0.500%	6/25/27	EUR	1,219	1,196
	State of Saxony-Anhalt	0.750%	1/29/29	EUR	6,000	5,752
	State of Saxony-Anhalt	0.000%	3/10/31	EUR	20,000	17,398
	State of Saxony-Anhalt	2.950%	6/20/33	EUR	13,200	13,996
	State of Saxony-Anhalt	3.150%	2/6/54	EUR	6,000	6,276
	State of Schleswig-Holstein Germany	0.500%	5/19/26	EUR	17,458	17,590
	State of Schleswig-Holstein Germany	1.375%	7/14/27	EUR	15,000	15,137
	State of Schleswig-Holstein Germany	0.250%	4/18/28	EUR	977	932
	State of Schleswig-Holstein Germany	0.625%	8/31/28	EUR	3,341	3,212
	State of Schleswig-Holstein Germany	0.010%	11/26/29	EUR	14,331	12,948
	State of Schleswig-Holstein Germany	0.010%	5/22/30	EUR	6,998	6,231
	State of Schleswig-Holstein Germany	0.050%	7/8/31	EUR	5,852	5,055
	State of Schleswig-Holstein Germany	3.000%	8/16/33	EUR	10,000	10,654
						9,690,904
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/28	EUR	71,918	78,980
[3]	Hellenic Republic	1.500%	6/18/30	EUR	11,743	11,335
	Hellenic Republic	3.900%	1/30/33	EUR	35,000	38,623
[3]	Hellenic Republic	3.375%	6/15/34	EUR	1,787	1,876
	Hellenic Republic	4.000%	1/30/37	EUR	11,226	12,218
[3]	Hellenic Republic	4.375%	7/18/38	EUR	21,818	24,547
	Hellenic Republic	4.200%	1/30/42	EUR	24,240	26,670
[3]	Hellenic Republic	1.875%	1/24/52	EUR	48,849	34,552
[3]	Hellenic Republic	4.125%	6/15/54	EUR	56,546	60,220
						289,021
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	1.680%	1/21/26	HKD	4,950	609
	Hong Kong Government Bond Programme	3.375%	6/7/27	EUR	5,000	5,305
	Hong Kong Government Bond Programme	1.250%	6/29/27	HKD	3,000	355
	Hong Kong Government Bond Programme	1.970%	1/17/29	HKD	58,850	6,959
	Hong Kong Government Bond Programme	2.130%	7/16/30	HKD	45,500	5,311
	Hong Kong Government Bond Programme	1.890%	3/2/32	HKD	3,200	359
	Hong Kong Government Bond Programme	3.750%	6/7/32	EUR	6,000	6,488
	Hong Kong Government Bond Programme	2.020%	3/7/34	HKD	13,600	1,468
	Hong Kong Government Bond Programme	1.590%	3/4/36	HKD	57,000	5,566
						32,420
Hungary (0.3%)
	Republic of Hungary	2.500%	10/24/24	HUF	6,103,250	16,272
	Republic of Hungary	5.500%	6/24/25	HUF	2,956,340	7,904
	Republic of Hungary	1.250%	10/22/25	EUR	6,582	6,734
	Republic of Hungary	1.000%	11/26/25	HUF	1,842,120	4,569
	Republic of Hungary	1.500%	4/22/26	HUF	5,341,310	13,069
	Republic of Hungary	2.750%	12/22/26	HUF	3,403,180	8,294
	Republic of Hungary	5.000%	2/22/27	EUR	3,244	3,557
	Republic of Hungary	1.750%	10/10/27	EUR	2,146	2,136
	Republic of Hungary	3.000%	10/27/27	HUF	9,755,340	23,192
	Republic of Hungary	4.500%	3/23/28	HUF	20,673,470	51,278
	Republic of Hungary	0.125%	9/21/28	EUR	3,728	3,358
	Republic of Hungary	6.750%	10/22/28	HUF	5,609,330	14,998
	Republic of Hungary	2.000%	5/23/29	HUF	1,974,720	4,226
	Republic of Hungary	4.000%	7/25/29	EUR	43,200	45,592
	Republic of Hungary	3.000%	8/21/30	HUF	14,925,610	32,207
	Republic of Hungary	3.250%	10/22/31	HUF	465,190	985
	Republic of Hungary	1.625%	4/28/32	EUR	18,413	15,890
	Republic of Hungary	4.750%	11/24/32	HUF	8,500,000	19,627
	Republic of Hungary	2.250%	4/20/33	HUF	5,247,780	9,739
	Republic of Hungary	5.375%	9/12/33	EUR	13,023	14,382
	Republic of Hungary	1.750%	6/5/35	EUR	2,869	2,300

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Hungary	3.000%	10/27/38	HUF	1,469,000	2,543
Republic of Hungary	3.000%	4/25/41	HUF	5,082,310	8,329
Republic of Hungary	1.500%	11/17/50	EUR	3,681	2,158
					313,339
Iceland (0.0%)
Republic of Iceland	0.625%	6/3/26	EUR	2,265	2,269
Indonesia (1.1%)
Indonesia Treasury Bond	6.500%	6/15/25	IDR	945,611,000	57,677
Indonesia Treasury Bond	7.250%	2/15/26	IDR	138,087,000	8,530
Indonesia Treasury Bond	5.500%	4/15/26	IDR	938,101,000	56,249
Indonesia Treasury Bond	8.375%	9/15/26	IDR	330,525,000	20,958
Indonesia Treasury Bond	5.125%	4/15/27	IDR	635,731,000	37,204
Indonesia Treasury Bond	7.000%	5/15/27	IDR	730,214,000	44,903
Indonesia Treasury Bond	6.125%	5/15/28	IDR	706,587,000	42,076
Indonesia Treasury Bond	6.375%	8/15/28	IDR	1,128,000,000	67,295
Indonesia Treasury Bond	9.000%	3/15/29	IDR	24,484,000	1,626
Indonesia Treasury Bond	6.875%	4/15/29	IDR	600,000,000	36,605
Indonesia Treasury Bond	8.250%	5/15/29	IDR	710,151,000	45,835
Indonesia Treasury Bond	7.000%	9/15/30	IDR	978,735,000	59,758
Indonesia Treasury Bond	6.500%	2/15/31	IDR	953,002,000	56,747
Indonesia Treasury Bond	8.750%	5/15/31	IDR	187,925,000	12,622
Indonesia Treasury Bond	6.375%	4/15/32	IDR	784,458,000	45,998
Indonesia Treasury Bond	7.500%	8/15/32	IDR	318,879,000	20,025
Indonesia Treasury Bond	7.000%	2/15/33	IDR	1,536,857,000	93,415
Indonesia Treasury Bond	6.625%	5/15/33	IDR	1,025,898,000	62,810
Indonesia Treasury Bond	8.375%	3/15/34	IDR	674,148,000	44,935
Indonesia Treasury Bond	7.500%	6/15/35	IDR	577,006,000	36,406
Indonesia Treasury Bond	8.250%	5/15/36	IDR	509,661,000	34,041
Indonesia Treasury Bond	9.750%	5/15/37	IDR	63,792,000	4,783
Indonesia Treasury Bond	7.500%	5/15/38	IDR	446,806,000	28,289
Indonesia Treasury Bond	7.125%	6/15/38	IDR	340,000,000	20,704
Indonesia Treasury Bond	8.375%	4/15/39	IDR	523,168,000	35,622
Indonesia Treasury Bond	7.500%	4/15/40	IDR	811,318,000	51,621
Indonesia Treasury Bond	9.500%	5/15/41	IDR	81,900,000	6,184
Indonesia Treasury Bond	7.125%	6/15/42	IDR	475,210,000	29,075
Indonesia Treasury Bond	7.125%	6/15/43	IDR	770,000,000	47,310
Indonesia Treasury Bond	7.375%	5/15/48	IDR	422,095,000	26,693
Indonesia Treasury Bond	6.875%	8/15/51	IDR	486,019,000	28,987
Indonesia Treasury Bond	6.875%	7/15/54	IDR	240,000,000	14,299
Republic of Indonesia	0.740%	5/26/26	JPY	300,000	1,889
Republic of Indonesia	1.450%	9/18/26	EUR	2,196	2,206
Republic of Indonesia	0.900%	2/14/27	EUR	10,565	10,360
Republic of Indonesia	3.750%	6/14/28	EUR	11,139	11,815
Republic of Indonesia	1.000%	7/28/29	EUR	4,571	4,204
Republic of Indonesia	1.100%	3/12/33	EUR	4,669	3,910
					1,213,666
Ireland (0.5%)
Republic of Ireland	1.000%	5/15/26	EUR	44,834	45,911
Republic of Ireland	0.200%	5/15/27	EUR	58,472	57,526
Republic of Ireland	0.900%	5/15/28	EUR	36,715	36,340
Republic of Ireland	1.100%	5/15/29	EUR	24,380	23,920
Republic of Ireland	0.200%	10/18/30	EUR	34,508	31,190
Republic of Ireland	1.350%	3/18/31	EUR	19,503	18,867
Republic of Ireland	0.000%	10/18/31	EUR	72,535	62,774
Republic of Ireland	0.350%	10/18/32	EUR	42,317	36,723
Republic of Ireland	1.300%	5/15/33	EUR	19,947	18,617
Republic of Ireland	2.600%	10/18/34	EUR	100,595	103,730
Republic of Ireland	0.400%	5/15/35	EUR	10,906	8,823
Republic of Ireland	1.700%	5/15/37	EUR	2,523	2,297
Republic of Ireland	0.550%	4/22/41	EUR	81,592	57,420
Republic of Ireland	2.000%	2/18/45	EUR	39,344	34,628
Republic of Ireland	1.500%	5/15/50	EUR	25,965	19,584
					558,350
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/51	GBP	5,732	3,419

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Israel (0.3%)
	State of Israel	0.500%	4/30/25	ILS	117,522	30,288
	State of Israel	1.750%	8/31/25	ILS	202,383	52,315
	State of Israel	0.500%	2/27/26	ILS	78,045	19,468
	State of Israel	6.250%	10/30/26	ILS	27,603	7,697
	State of Israel	1.500%	1/18/27	EUR	12,456	12,230
	State of Israel	2.000%	3/31/27	ILS	79,333	19,861
	State of Israel	2.250%	9/28/28	ILS	166,992	40,748
	State of Israel	1.500%	1/16/29	EUR	5,439	5,105
	State of Israel	3.750%	2/28/29	ILS	119,129	30,846
	State of Israel	1.000%	3/31/30	ILS	133,975	29,352
	State of Israel	0.625%	1/18/32	EUR	21,007	17,028
	State of Israel	1.300%	4/30/32	ILS	90,000	18,761
	State of Israel	4.000%	3/30/35	ILS	79,816	19,947
	State of Israel	1.500%	5/31/37	ILS	157,924	28,401
	State of Israel	5.500%	1/31/42	ILS	32,324	9,086
	State of Israel	3.750%	3/31/47	ILS	131,154	28,512
	State of Israel	2.500%	1/16/49	EUR	3,219	2,549
	State of Israel	2.800%	11/29/52	ILS	97,330	16,780
						388,974
Italy (6.8%)
	Acquirente Unico SpA	2.800%	2/20/26	EUR	4,000	4,157
	Cassa Depositi e Prestiti SpA	1.875%	2/7/26	EUR	2,500	2,580
	Cassa Depositi e Prestiti SpA	2.125%	3/21/26	EUR	8,000	8,282
	Cassa Depositi e Prestiti SpA	2.000%	4/20/27	EUR	7,400	7,511
	Cassa Depositi e Prestiti SpA	1.000%	2/11/30	EUR	8,400	7,646
	Italy Buoni Poliennali Del Tesoro	1.500%	6/1/25	EUR	86,354	90,162
[3]	Italy Buoni Poliennali Del Tesoro	1.850%	7/1/25	EUR	89,123	93,296
	Italy Buoni Poliennali Del Tesoro	1.200%	8/15/25	EUR	70,959	73,505
	Italy Buoni Poliennali Del Tesoro	3.600%	9/29/25	EUR	248,773	265,578
	Italy Buoni Poliennali Del Tesoro	3.500%	1/15/26	EUR	112,081	119,617
	Italy Buoni Poliennali Del Tesoro	3.200%	1/28/26	EUR	56,592	60,061
	Italy Buoni Poliennali Del Tesoro	0.000%	4/1/26	EUR	75,000	74,972
	Italy Buoni Poliennali Del Tesoro	3.800%	4/15/26	EUR	203,439	218,457
	Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	50,000	51,425
	Italy Buoni Poliennali Del Tesoro	2.100%	7/15/26	EUR	129,175	134,076
	Italy Buoni Poliennali Del Tesoro	0.000%	8/1/26	EUR	125,660	124,323
	Italy Buoni Poliennali Del Tesoro	3.850%	9/15/26	EUR	260,000	280,043
	Italy Buoni Poliennali Del Tesoro	7.250%	11/1/26	EUR	50,175	58,426
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/27	EUR	80,136	79,925
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/27	EUR	156,114	156,104
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/27	EUR	75,008	76,810
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/27	EUR	51,525	50,768
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/27	EUR	32,315	37,998
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/27	EUR	70,059	72,959
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/28	EUR	190,622	180,581
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/28	EUR	190,842	203,691
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/28	EUR	139,312	132,054
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/28	EUR	206,084	223,177
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/28	EUR	50,000	56,205
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/29	EUR	283,835	311,513
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/29	EUR	183,698	190,081
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/29	EUR	85,000	90,142
	Italy Buoni Poliennali Del Tesoro	3.000%	8/1/29	EUR	80,429	83,965
	Italy Buoni Poliennali Del Tesoro	5.250%	11/1/29	EUR	38,935	45,256
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/29	EUR	111,389	120,864
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/30	EUR	71,781	76,618
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/30	EUR	40,825	38,567
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/30	EUR	85,006	91,365
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/30	EUR	75,122	68,542
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/30	EUR	95,847	90,730
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/31	EUR	241,912	256,556
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/31	EUR	106,282	94,893
	Italy Buoni Poliennali Del Tesoro	6.000%	5/1/31	EUR	124,245	152,456
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/31	EUR	102,394	88,473
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	10/30/31	EUR	49,593	54,263

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/31	EUR	72,000	63,349
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/32	EUR	102,846	94,880
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/32	EUR	65,399	56,628
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/32	EUR	68,494	66,677
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/33	EUR	114,810	140,433
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/33	EUR	143,790	160,776
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/33	EUR	82,046	91,135
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/34	EUR	153,000	167,725
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/34	EUR	135,000	143,505
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/34	EUR	109,264	127,584
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/35	EUR	88,100	89,228
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	4/30/35	EUR	165,576	178,246
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/36	EUR	21,814	17,749
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/36	EUR	25,000	22,189
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/37	EUR	36,325	38,844
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/37	EUR	68,377	50,719
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/38	EUR	143,614	139,488
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/38	EUR	59,597	55,711
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/39	EUR	98,664	114,987
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	47,884	44,806
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/40	EUR	89,462	104,207
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/41	EUR	85,982	65,469
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/43	EUR	130,853	142,724
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/44	EUR	57,423	65,162
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/45	EUR	66,713	44,782
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/46	EUR	73,973	67,638
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	82,000	68,047
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/48	EUR	62,810	58,992
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/49	EUR	115,047	114,425
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/50	EUR	42,796	32,700
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/51	EUR	1,334	859
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/52	EUR	11,079	7,781
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/53	EUR	200,641	218,895
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/67	EUR	47,014	36,492
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/72	EUR	12,000	7,786
	Republic of Italy	6.000%	8/4/28	GBP	5,802	7,353
						7,706,644
Japan (11.9%)
	Aichi Prefecture	0.075%	5/20/27	JPY	2,400,000	15,062
	Aichi Prefecture	0.050%	9/20/29	JPY	400,000	2,465
	Aichi Prefecture	0.772%	9/20/33	JPY	300,000	1,877
	Aichi Prefecture	0.481%	6/11/41	JPY	180,000	958
	City of Yokohama Japan	0.050%	10/16/29	JPY	1,500,000	9,239
	Development Bank of Japan Inc.	0.425%	9/11/25	JPY	369,100	2,346
	Development Bank of Japan Inc.	0.875%	10/10/25	EUR	28,731	29,485
	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	22,200	140
	Fukuoka Prefecture	0.432%	6/18/49	JPY	350,000	1,567
	Hyogo Prefecture	1.020%	7/13/29	JPY	750,000	4,866
	Hyogo Prefecture	1.400%	9/8/34	JPY	200,000	1,316
	Japan	0.005%	5/1/25	JPY	4,200,000	26,605
	Japan	0.005%	6/1/25	JPY	14,264,500	90,350
	Japan	0.100%	6/20/25	JPY	17,519,400	111,077
	Japan	0.400%	6/20/25	JPY	4,047,000	25,746
	Japan	1.900%	6/20/25	JPY	560,800	3,628
	Japan	2.100%	6/20/25	JPY	1,462,750	9,484
	Japan	0.005%	7/1/25	JPY	17,883,000	113,257
	Japan	0.005%	8/1/25	JPY	5,000,000	31,654
	Japan	0.005%	9/1/25	JPY	10,000,000	63,281
	Japan	0.100%	9/20/25	JPY	12,932,700	81,939
	Japan	0.400%	9/20/25	JPY	1,557,850	9,911
	Japan	2.100%	9/20/25	JPY	97,500	635
	Japan	0.005%	10/1/25	JPY	10,000,000	63,250
	Japan	0.100%	11/1/25	JPY	10,000,000	63,313
	Japan	0.005%	12/1/25	JPY	10,000,000	63,188
	Japan	0.100%	12/20/25	JPY	11,168,900	70,683
	Japan	0.300%	12/20/25	JPY	4,368,200	27,734
	Japan	2.000%	12/20/25	JPY	1,628,550	10,626

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	1/1/26	JPY	10,500,000	66,422
Japan	0.100%	2/1/26	JPY	20,000,000	126,475
Japan	0.200%	3/1/26	JPY	10,000,000	63,335
Japan	0.005%	3/20/26	JPY	12,910,900	81,473
Japan	0.100%	3/20/26	JPY	2,486,700	15,720
Japan	2.100%	3/20/26	JPY	419,350	2,751
Japan	2.200%	3/20/26	JPY	390,050	2,563
Japan	0.200%	4/1/26	JPY	5,000,000	31,659
Japan	0.300%	5/1/26	JPY	13,000,000	82,458
Japan	0.005%	6/20/26	JPY	8,381,900	52,828
Japan	0.100%	6/20/26	JPY	2,649,200	16,729
Japan	0.005%	9/20/26	JPY	4,996,650	31,465
Japan	0.100%	9/20/26	JPY	3,391,300	21,404
Japan	2.200%	9/20/26	JPY	29,300	194
Japan	2.300%	9/20/26	JPY	17,100	114
Japan	0.005%	12/20/26	JPY	10,100,200	63,537
Japan	0.100%	12/20/26	JPY	6,316,650	39,835
Japan	2.100%	12/20/26	JPY	2,437,950	16,185
Japan	0.005%	3/20/27	JPY	13,513,350	84,922
Japan	0.100%	3/20/27	JPY	7,478,050	47,123
Japan	0.100%	3/20/27	JPY	10,608,850	66,849
Japan	2.000%	3/20/27	JPY	487,600	3,241
Japan	2.100%	3/20/27	JPY	170,700	1,138
Japan	0.005%	6/20/27	JPY	21,604,000	135,607
Japan	0.100%	6/20/27	JPY	9,557,150	60,166
Japan	2.300%	6/20/27	JPY	9,800	66
Japan	0.100%	9/20/27	JPY	10,587,000	66,577
Japan	0.100%	9/20/27	JPY	20,900,000	131,425
Japan	2.200%	9/20/27	JPY	1,007,350	6,786
Japan	0.100%	12/20/27	JPY	10,492,600	65,911
Japan	0.200%	12/20/27	JPY	8,000,000	50,429
Japan	0.300%	12/20/27	JPY	3,000,000	18,980
Japan	2.100%	12/20/27	JPY	1,092,700	7,363
Japan	0.100%	3/20/28	JPY	9,007,950	56,502
Japan	0.100%	3/20/28	JPY	17,253,000	108,214
Japan	0.200%	3/20/28	JPY	9,450,000	59,496
Japan	2.200%	3/20/28	JPY	1,925,950	13,066
Japan	2.400%	3/20/28	JPY	2,852,400	19,490
Japan	0.100%	6/20/28	JPY	11,893,400	74,486
Japan	0.100%	6/20/28	JPY	7,000,000	43,836
Japan	0.200%	6/20/28	JPY	8,500,000	53,454
Japan	0.300%	6/20/28	JPY	10,000,000	63,142
Japan	2.400%	6/20/28	JPY	3,260,200	22,364
Japan	0.100%	9/20/28	JPY	6,689,800	41,813
Japan	0.300%	9/20/28	JPY	5,000,000	31,522
Japan	0.400%	9/20/28	JPY	13,000,000	82,317
Japan	2.100%	9/20/28	JPY	2,986,900	20,310
Japan	2.200%	9/20/28	JPY	585,150	3,995
Japan	0.100%	12/20/28	JPY	8,723,850	54,424
Japan	0.200%	12/20/28	JPY	10,000,000	62,651
Japan	0.300%	12/20/28	JPY	2,000,000	12,590
Japan	0.300%	12/20/28	JPY	8,000,000	50,354
Japan	0.400%	12/20/28	JPY	14,000,000	88,552
Japan	1.900%	12/20/28	JPY	3,530,200	23,861
Japan	2.100%	12/20/28	JPY	292,600	1,995
Japan	0.100%	3/20/29	JPY	7,240,600	45,077
Japan	0.400%	3/20/29	JPY	11,000,000	69,494
Japan	1.900%	3/20/29	JPY	2,023,500	13,707
Japan	2.100%	3/20/29	JPY	2,200,500	15,039
Japan	0.100%	6/20/29	JPY	7,981,850	49,635
Japan	2.100%	6/20/29	JPY	2,696,400	18,500
Japan	0.100%	9/20/29	JPY	5,205,600	32,322
Japan	2.100%	9/20/29	JPY	5,792,650	39,875
Japan	2.800%	9/20/29	JPY	1,316,550	9,371
Japan	0.100%	12/20/29	JPY	6,308,450	39,104
Japan	2.100%	12/20/29	JPY	6,356,900	43,879
Japan	2.200%	12/20/29	JPY	2,798,800	19,416

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	3/20/30	JPY	6,000,000	37,114
Japan	2.100%	3/20/30	JPY	6,989,050	48,356
Japan	2.200%	3/20/30	JPY	4,771,850	33,190
Japan	2.300%	5/20/30	JPY	82,900	581
Japan	0.100%	6/20/30	JPY	6,066,950	37,447
Japan	1.600%	6/20/30	JPY	277,950	1,875
Japan	1.800%	6/20/30	JPY	19,550	133
Japan	2.000%	6/20/30	JPY	2,437,950	16,815
Japan	0.100%	9/20/30	JPY	3,883,650	23,910
Japan	1.800%	9/20/30	JPY	682,650	4,665
Japan	1.900%	9/20/30	JPY	2,130,750	14,642
Japan	0.100%	12/20/30	JPY	9,579,600	58,839
Japan	2.000%	12/20/30	JPY	1,462,800	10,130
Japan	2.100%	12/20/30	JPY	5,383,600	37,503
Japan	0.100%	3/20/31	JPY	5,583,450	34,202
Japan	1.900%	3/20/31	JPY	2,925,550	20,164
Japan	2.000%	3/20/31	JPY	5,938,750	41,183
Japan	2.200%	3/20/31	JPY	1,643,800	11,541
Japan	0.100%	6/20/31	JPY	12,795,650	78,124
Japan	1.800%	6/20/31	JPY	3,599,750	24,681
Japan	1.900%	6/20/31	JPY	4,101,150	28,298
Japan	0.100%	9/20/31	JPY	8,862,500	53,935
Japan	1.700%	9/20/31	JPY	9,189,650	62,622
Japan	1.800%	9/20/31	JPY	7,223,450	49,547
Japan	0.100%	12/20/31	JPY	6,498,300	39,425
Japan	1.700%	12/20/31	JPY	6,066,800	41,364
Japan	1.800%	12/20/31	JPY	10,117,350	69,448
Japan	0.200%	3/20/32	JPY	1,300,000	7,926
Japan	1.600%	3/20/32	JPY	4,363,850	29,563
Japan	1.700%	3/20/32	JPY	3,010,300	20,540
Japan	1.800%	3/20/32	JPY	5,951,000	40,894
Japan	2.300%	5/20/32	JPY	1,200,000	8,549
Japan	0.200%	6/20/32	JPY	3,900,000	23,701
Japan	1.500%	6/20/32	JPY	3,971,850	26,713
Japan	1.600%	6/20/32	JPY	4,015,400	27,204
Japan	1.700%	6/20/32	JPY	2,800,000	19,113
Japan	0.200%	9/20/32	JPY	3,000,000	18,176
Japan	1.700%	9/20/32	JPY	11,837,900	80,841
Japan	1.800%	11/22/32	JPY	1,200,000	8,263
Japan	0.500%	12/20/32	JPY	5,600,000	34,723
Japan	1.700%	12/20/32	JPY	7,875,600	53,820
Japan	1.800%	12/20/32	JPY	4,625,550	31,853
Japan	0.500%	3/20/33	JPY	10,450,000	64,652
Japan	1.100%	3/20/33	JPY	1,200,000	7,814
Japan	1.500%	3/20/33	JPY	6,038,850	40,632
Japan	1.600%	3/20/33	JPY	7,493,850	50,840
Japan	0.400%	6/20/33	JPY	18,500,000	113,081
Japan	1.700%	6/20/33	JPY	2,152,750	14,715
Japan	1.700%	6/20/33	JPY	11,321,550	77,388
Japan	0.800%	9/20/33	JPY	20,853,200	131,836
Japan	1.700%	9/20/33	JPY	11,247,400	76,877
Japan	0.600%	12/20/33	JPY	36,000,000	222,866
Japan	0.700%	12/20/33	JPY	2,000,000	12,486
Japan	1.600%	12/20/33	JPY	8,848,700	59,933
Japan	2.000%	12/20/33	JPY	2,560,800	17,947
Japan	0.800%	3/20/34	JPY	10,000,000	62,973
Japan	1.500%	3/20/34	JPY	8,735,200	58,608
Japan	2.400%	3/20/34	JPY	1,804,100	13,078
Japan	1.500%	6/20/34	JPY	11,287,850	75,668
Japan	2.500%	6/20/34	JPY	1,581,550	11,571
Japan	1.400%	9/20/34	JPY	11,414,050	75,704
Japan	2.500%	9/20/34	JPY	195,050	1,428
Japan	1.200%	12/20/34	JPY	12,236,350	79,490
Japan	2.400%	12/20/34	JPY	1,121,450	8,145
Japan	1.200%	3/20/35	JPY	11,679,700	75,732
Japan	2.300%	3/20/35	JPY	1,219,000	8,779
Japan	1.300%	6/20/35	JPY	8,294,150	54,251

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.300%	6/20/35	JPY	1,745,550	12,577
Japan	1.200%	9/20/35	JPY	10,302,000	66,592
Japan	2.500%	9/20/35	JPY	487,600	3,583
Japan	1.000%	12/20/35	JPY	11,679,950	73,758
Japan	2.300%	12/20/35	JPY	1,223,850	8,830
Japan	0.400%	3/20/36	JPY	10,435,200	61,286
Japan	2.500%	3/20/36	JPY	1,076,600	7,922
Japan	0.200%	6/20/36	JPY	10,927,100	62,344
Japan	2.500%	6/20/36	JPY	707,050	5,203
Japan	0.500%	9/20/36	JPY	13,032,150	76,835
Japan	2.500%	9/20/36	JPY	292,600	2,154
Japan	0.600%	12/20/36	JPY	12,134,600	72,176
Japan	2.300%	12/20/36	JPY	393,950	2,843
Japan	0.700%	3/20/37	JPY	12,279,500	73,699
Japan	2.400%	3/20/37	JPY	2,462,150	17,951
Japan	0.600%	6/20/37	JPY	10,660,750	62,908
Japan	0.600%	9/20/37	JPY	13,826,450	81,270
Japan	2.500%	9/20/37	JPY	1,128,350	8,309
Japan	0.600%	12/20/37	JPY	12,388,600	72,494
Japan	0.500%	3/20/38	JPY	13,964,950	80,232
Japan	2.500%	3/20/38	JPY	3,832,300	28,208
Japan	0.500%	6/20/38	JPY	15,783,200	90,272
Japan	0.700%	9/20/38	JPY	12,720,350	74,492
Japan	2.400%	9/20/38	JPY	2,954,600	21,479
Japan	0.500%	12/20/38	JPY	14,877,150	84,275
Japan	0.400%	3/20/39	JPY	15,884,200	88,160
Japan	2.300%	3/20/39	JPY	4,258,050	30,536
Japan	0.300%	6/20/39	JPY	15,697,650	85,289
Japan	0.300%	9/20/39	JPY	13,447,050	72,678
Japan	2.200%	9/20/39	JPY	5,253,150	37,131
Japan	0.300%	12/20/39	JPY	15,548,200	83,534
Japan	0.400%	3/20/40	JPY	14,326,800	77,865
Japan	2.300%	3/20/40	JPY	8,803,150	62,883
Japan	0.400%	6/20/40	JPY	17,981,350	97,201
Japan	0.400%	9/20/40	JPY	20,256,200	108,907
Japan	2.000%	9/20/40	JPY	8,765,300	60,071
Japan	0.500%	12/20/40	JPY	17,946,750	97,645
Japan	0.500%	3/20/41	JPY	15,395,350	83,415
Japan	2.200%	3/20/41	JPY	9,169,300	64,374
Japan	0.400%	6/20/41	JPY	22,551,250	119,429
Japan	0.500%	9/20/41	JPY	20,337,250	109,141
Japan	2.000%	9/20/41	JPY	10,788,400	73,520
Japan	0.500%	12/20/41	JPY	20,507,200	109,508
Japan	0.800%	3/20/42	JPY	18,138,550	101,798
Japan	2.000%	3/20/42	JPY	10,242,400	69,602
Japan	0.900%	6/20/42	JPY	16,691,000	94,988
Japan	1.100%	9/20/42	JPY	14,190,000	83,339
Japan	1.900%	9/20/42	JPY	13,532,950	90,408
Japan	1.400%	12/20/42	JPY	14,270,000	87,916
Japan	1.100%	3/20/43	JPY	12,500,000	72,906
Japan	1.800%	3/20/43	JPY	9,770,250	64,052
Japan	1.100%	6/20/43	JPY	16,319,250	94,834
Japan	1.900%	6/20/43	JPY	6,860,900	45,569
Japan	1.500%	9/20/43	JPY	14,377,950	89,232
Japan	1.800%	9/20/43	JPY	6,408,950	41,794
Japan	1.300%	12/20/43	JPY	11,500,000	68,777
Japan	1.700%	12/20/43	JPY	7,751,900	49,612
Japan	1.600%	3/20/44	JPY	6,000,000	37,743
Japan	1.700%	3/20/44	JPY	7,401,000	47,305
Japan	1.700%	6/20/44	JPY	5,029,200	32,070
Japan	1.700%	9/20/44	JPY	7,417,700	47,235
Japan	1.500%	12/20/44	JPY	4,815,200	29,553
Japan	1.500%	3/20/45	JPY	7,010,100	42,930
Japan	1.600%	6/20/45	JPY	3,547,900	22,088
Japan	1.400%	9/20/45	JPY	3,044,500	18,231
Japan	1.400%	12/20/45	JPY	4,637,850	27,718
Japan	0.800%	3/20/46	JPY	8,448,350	44,543

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.300%	6/20/46	JPY	7,953,300	37,166
	Japan	0.500%	9/20/46	JPY	9,252,050	45,203
	Japan	0.600%	12/20/46	JPY	6,942,850	34,587
	Japan	0.800%	3/20/47	JPY	6,207,600	32,289
	Japan	0.800%	6/20/47	JPY	6,030,600	31,258
	Japan	0.800%	9/20/47	JPY	7,410,400	38,280
	Japan	0.800%	12/20/47	JPY	8,296,450	42,740
	Japan	0.800%	3/20/48	JPY	7,120,450	36,527
	Japan	2.400%	3/20/48	JPY	660,050	4,682
[5]	Japan	0.700%	6/20/48	JPY	9,907,600	49,381
[5]	Japan	0.900%	9/20/48	JPY	5,500,950	28,665
[5]	Japan	0.700%	12/20/48	JPY	8,041,900	39,774
[5]	Japan	0.500%	3/20/49	JPY	7,708,950	36,027
[5]	Japan	2.200%	3/20/49	JPY	2,992,350	20,419
[5]	Japan	0.400%	6/20/49	JPY	8,325,050	37,664
[5]	Japan	0.400%	9/20/49	JPY	7,270,800	32,736
[5]	Japan	0.400%	12/20/49	JPY	10,929,750	48,953
[5]	Japan	0.400%	3/20/50	JPY	10,219,450	45,526
[5]	Japan	2.200%	3/20/50	JPY	2,352,200	15,981
[5]	Japan	0.600%	6/20/50	JPY	10,965,650	51,463
[5]	Japan	0.600%	9/20/50	JPY	13,171,950	61,581
[5]	Japan	0.700%	12/20/50	JPY	13,111,550	62,751
[5]	Japan	0.700%	3/20/51	JPY	13,841,600	66,043
[5]	Japan	2.200%	3/20/51	JPY	5,951,000	40,272
[5]	Japan	0.700%	6/20/51	JPY	12,625,200	59,974
[5]	Japan	0.700%	9/20/51	JPY	13,652,500	64,639
[5]	Japan	0.700%	12/20/51	JPY	14,199,900	66,984
[5]	Japan	1.000%	3/20/52	JPY	12,197,000	62,355
[5]	Japan	2.000%	3/20/52	JPY	6,927,650	44,910
[5]	Japan	1.300%	6/20/52	JPY	13,143,000	72,451
[5]	Japan	1.400%	9/20/52	JPY	12,350,000	69,723
[5]	Japan	1.600%	12/20/52	JPY	10,000,000	59,132
[5]	Japan	1.400%	3/20/53	JPY	13,100,000	73,760
[5]	Japan	1.900%	3/20/53	JPY	4,000,550	25,327
[5]	Japan	1.200%	6/20/53	JPY	13,100,000	70,041
[5]	Japan	1.800%	9/20/53	JPY	11,542,500	71,285
[5]	Japan	1.600%	12/20/53	JPY	14,300,000	84,201
[5]	Japan	1.700%	3/20/54	JPY	4,498,450	27,087
	Japan	1.800%	3/20/54	JPY	5,000,000	30,869
	Japan	1.400%	3/20/55	JPY	4,707,050	26,165
	Japan	0.400%	3/20/56	JPY	11,045,950	44,475
	Japan	0.900%	3/20/57	JPY	10,453,900	49,416
	Japan	0.800%	3/20/58	JPY	9,757,650	44,139
	Japan	0.500%	3/20/59	JPY	12,221,500	48,751
	Japan	0.500%	3/20/60	JPY	19,050,050	74,780
	Japan	0.700%	3/20/61	JPY	17,662,350	73,990
	Japan	1.000%	3/20/62	JPY	17,117,300	79,086
	Japan	1.300%	3/20/63	JPY	18,600,000	94,103
	Japan Bank for International Cooperation	3.125%	2/15/28	EUR	4,100	4,339
	Japan Expressway Holding and Debt Repayment Agency	0.509%	5/30/25	JPY	282,900	1,800
	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	6,900	44
	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	31,300	199
	Japan Expressway Holding and Debt Repayment Agency	0.320%	1/30/26	JPY	366,300	2,323
	Japan Expressway Holding and Debt Repayment Agency	0.145%	2/27/26	JPY	7,000	44
	Japan Expressway Holding and Debt Repayment Agency	2.450%	3/19/26	JPY	90,000	592
	Japan Expressway Holding and Debt Repayment Agency	2.280%	4/20/27	JPY	50,000	334
	Japan Expressway Holding and Debt Repayment Agency	0.140%	4/30/27	JPY	1,143,400	7,198
	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	5,400	34
	Japan Expressway Holding and Debt Repayment Agency	0.130%	6/30/27	JPY	241,600	1,521
	Japan Expressway Holding and Debt Repayment Agency	0.160%	7/30/27	JPY	400,000	2,517
	Japan Expressway Holding and Debt Repayment Agency	0.155%	8/31/27	JPY	301,300	1,895
	Japan Expressway Holding and Debt Repayment Agency	0.090%	9/30/27	JPY	1,447,700	9,082
	Japan Expressway Holding and Debt Repayment Agency	2.340%	10/20/27	JPY	760,000	5,132
	Japan Expressway Holding and Debt Repayment Agency	0.170%	10/29/27	JPY	585,200	3,680
	Japan Expressway Holding and Debt Repayment Agency	0.160%	11/30/27	JPY	292,500	1,838
	Japan Expressway Holding and Debt Repayment Agency	2.250%	12/20/27	JPY	60,000	404
	Japan Expressway Holding and Debt Repayment Agency	0.155%	12/28/27	JPY	200,000	1,253

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan Expressway Holding and Debt Repayment Agency	0.185%	1/31/28	JPY	305,800	1,921
Japan Expressway Holding and Debt Repayment Agency	2.420%	6/20/28	JPY	760,000	5,186
Japan Expressway Holding and Debt Repayment Agency	0.150%	6/30/28	JPY	500,000	3,129
Japan Expressway Holding and Debt Repayment Agency	0.135%	7/31/28	JPY	1,000,000	6,251
Japan Expressway Holding and Debt Repayment Agency	2.370%	9/20/28	JPY	160,000	1,093
Japan Expressway Holding and Debt Repayment Agency	2.410%	4/20/29	JPY	1,130,000	7,789
Japan Expressway Holding and Debt Repayment Agency	2.100%	12/28/29	JPY	400,000	2,755
Japan Expressway Holding and Debt Repayment Agency	1.427%	7/31/34	JPY	500,000	3,311
Japan Expressway Holding and Debt Repayment Agency	1.338%	10/31/34	JPY	1,600,000	10,492
Japan Expressway Holding and Debt Repayment Agency	0.970%	1/31/35	JPY	1,000,000	6,309
Japan Expressway Holding and Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	3,877
Japan Expressway Holding and Debt Repayment Agency	1.119%	10/31/35	JPY	200,000	1,274
Japan Expressway Holding and Debt Repayment Agency	0.934%	1/31/36	JPY	1,800,000	11,205
Japan Expressway Holding and Debt Repayment Agency	0.306%	4/30/36	JPY	100,000	576
Japan Expressway Holding and Debt Repayment Agency	0.149%	7/31/36	JPY	1,100,000	6,185
Japan Expressway Holding and Debt Repayment Agency	0.397%	10/31/36	JPY	700,000	4,042
Japan Expressway Holding and Debt Repayment Agency	0.591%	1/29/38	JPY	1,400,000	8,118
Japan Expressway Holding and Debt Repayment Agency	0.538%	5/31/38	JPY	800,000	4,576
Japan Expressway Holding and Debt Repayment Agency	0.625%	8/31/38	JPY	400,000	2,306
Japan Expressway Holding and Debt Repayment Agency	0.500%	9/17/38	JPY	300,000	1,673
Japan Expressway Holding and Debt Repayment Agency	0.625%	9/30/38	JPY	600,000	3,453
Japan Expressway Holding and Debt Repayment Agency	0.500%	3/18/39	JPY	300,000	1,634
Japan Expressway Holding and Debt Repayment Agency	2.300%	2/29/40	JPY	100,000	710
Japan Expressway Holding and Debt Repayment Agency	2.960%	3/19/46	JPY	180,000	1,364
Japan Expressway Holding and Debt Repayment Agency	2.870%	12/20/46	JPY	50,000	373
Japan Expressway Holding and Debt Repayment Agency	2.790%	3/20/47	JPY	1,000,000	7,374
Japan Expressway Holding and Debt Repayment Agency	2.700%	3/20/48	JPY	1,010,000	7,309
Japan Expressway Holding and Debt Repayment Agency	0.730%	4/30/48	JPY	100,000	497
Japan Expressway Holding and Debt Repayment Agency	0.686%	7/31/48	JPY	200,000	979
Japan Expressway Holding and Debt Repayment Agency	0.542%	5/31/49	JPY	600,000	2,789
Japan Expressway Holding and Debt Repayment Agency	0.297%	9/30/49	JPY	400,000	1,723
Japan Expressway Holding and Debt Repayment Agency	0.422%	12/28/49	JPY	800,000	3,557
Japan Expressway Holding and Debt Repayment Agency	0.306%	3/31/50	JPY	200,000	855
Japan Expressway Holding and Debt Repayment Agency	1.861%	3/19/55	JPY	1,180,000	7,094
Japan Expressway Holding and Debt Repayment Agency	1.866%	3/19/55	JPY	160,000	963
Japan Expressway Holding and Debt Repayment Agency	1.291%	3/19/57	JPY	60,000	305
Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	98,600	627
Japan Finance Organization for Municipalities	0.379%	12/12/25	JPY	600,000	3,810
Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	487,600	3,092
Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	44,000	278
Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	73,100	461
Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	122,000	768
Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	831,400	5,227
Japan Finance Organization for Municipalities	0.130%	6/14/27	JPY	800,000	5,031
Japan Finance Organization for Municipalities	2.320%	6/18/27	JPY	300,000	2,010
Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	497,600	3,135
Japan Finance Organization for Municipalities	0.170%	10/15/27	JPY	487,600	3,067
Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	975,200	6,128
Japan Finance Organization for Municipalities	0.155%	12/17/27	JPY	600,000	3,768
Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	975,200	6,128
Japan Finance Organization for Municipalities	0.195%	2/15/28	JPY	7,500	47
Japan Finance Organization for Municipalities	0.145%	3/14/28	JPY	116,000	727
Japan Finance Organization for Municipalities	2.290%	4/25/28	JPY	310,000	2,100
Japan Finance Organization for Municipalities	2.070%	12/20/28	JPY	1,000,000	6,763
Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	50,000	343
Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	1,710,000	11,786
Japan Finance Organization for Municipalities	0.224%	3/28/31	JPY	350,000	2,075
Japan Finance Organization for Municipalities	0.160%	5/28/31	JPY	900,000	5,446
Japan Finance Organization for Municipalities	2.030%	6/27/31	JPY	10,000	69
Japan Finance Organization for Municipalities	0.229%	3/26/32	JPY	100,000	603
Japan Finance Organization for Municipalities	0.788%	8/26/33	JPY	300,000	1,866
Japan Highway Public Corp.	2.660%	12/20/34	JPY	100,000	731
Japan Housing Finance Agency	0.040%	6/20/25	JPY	20,000	126
Japan Housing Finance Agency	0.020%	6/19/26	JPY	3,000,000	18,848
Japan Housing Finance Agency	0.060%	7/17/26	JPY	1,000,000	6,286
Japan Housing Finance Agency	0.075%	10/20/26	JPY	2,050,000	12,875
Japan Housing Finance Agency	0.547%	3/18/50	JPY	630,000	2,830

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.553%	5/23/25	JPY	2,486,800	15,829
Major Joint Local Government Bond	0.548%	6/25/25	JPY	1,267,800	8,071
Major Joint Local Government Bond	0.553%	7/25/25	JPY	606,500	3,864
Major Joint Local Government Bond	0.500%	8/25/25	JPY	780,100	4,964
Major Joint Local Government Bond	0.510%	9/25/25	JPY	1,058,400	6,719
Major Joint Local Government Bond	0.496%	11/25/25	JPY	487,600	3,102
Major Joint Local Government Bond	0.469%	12/25/25	JPY	2,486,800	15,801
Major Joint Local Government Bond	0.060%	8/25/26	JPY	7,500	47
Major Joint Local Government Bond	0.060%	10/23/26	JPY	5,100	32
Major Joint Local Government Bond	0.145%	12/25/26	JPY	1,609,100	10,139
Major Joint Local Government Bond	0.180%	1/25/27	JPY	1,506,700	9,500
Major Joint Local Government Bond	0.245%	2/25/27	JPY	829,000	5,230
Major Joint Local Government Bond	0.210%	3/25/27	JPY	949,900	5,992
Major Joint Local Government Bond	0.215%	10/25/27	JPY	386,300	2,429
Major Joint Local Government Bond	0.240%	2/25/28	JPY	233,600	1,469
Major Joint Local Government Bond	0.180%	4/25/28	JPY	2,779,300	17,423
Major Joint Local Government Bond	0.200%	5/25/28	JPY	434,000	2,722
Major Joint Local Government Bond	0.205%	6/23/28	JPY	510,000	3,197
Major Joint Local Government Bond	0.175%	7/25/28	JPY	1,167,200	7,304
Major Joint Local Government Bond	0.245%	8/25/28	JPY	272,500	1,709
Major Joint Local Government Bond	0.250%	9/25/28	JPY	664,400	4,166
Major Joint Local Government Bond	0.269%	10/25/28	JPY	6,600	41
Major Joint Local Government Bond	0.264%	11/24/28	JPY	100,000	627
Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,085,000	6,759
Major Joint Local Government Bond	0.140%	2/22/29	JPY	780,000	4,851
Major Joint Local Government Bond	0.100%	4/25/29	JPY	1,201,100	7,445
Major Joint Local Government Bond	0.110%	5/25/29	JPY	1,500,000	9,296
Major Joint Local Government Bond	0.050%	9/25/29	JPY	24,400	150
Major Joint Local Government Bond	0.070%	11/22/29	JPY	1,627,900	10,027
Major Joint Local Government Bond	0.095%	2/25/30	JPY	314,700	1,937
Major Joint Local Government Bond	0.150%	6/25/30	JPY	487,600	3,002
Major Joint Local Government Bond	0.125%	8/23/30	JPY	74,500	457
Major Joint Local Government Bond	0.150%	9/25/30	JPY	24,900	153
Major Joint Local Government Bond	0.125%	10/25/30	JPY	1,038,500	6,361
Major Joint Local Government Bond	0.120%	11/25/30	JPY	31,800	195
Major Joint Local Government Bond	0.130%	1/24/31	JPY	600,000	3,666
Major Joint Local Government Bond	0.145%	2/25/31	JPY	781,200	4,773
Major Joint Local Government Bond	0.204%	3/25/31	JPY	2,150,000	13,180
Major Joint Local Government Bond	0.199%	4/25/31	JPY	2,169,900	13,284
Major Joint Local Government Bond	0.145%	6/25/31	JPY	584,200	3,556
Major Joint Local Government Bond	0.299%	4/23/32	JPY	3,766,800	22,969
Major Joint Local Government Bond	0.364%	7/23/32	JPY	250,000	1,528
Major Joint Local Government Bond	0.315%	8/25/32	JPY	250,000	1,521
Major Joint Local Government Bond	0.765%	4/25/33	JPY	600,000	3,770
Major Joint Local Government Bond	0.590%	7/25/33	JPY	300,000	1,851
Major Joint Local Government Bond	0.778%	8/25/33	JPY	400,000	2,509
Major Joint Local Government Bond	0.948%	11/25/33	JPY	750,000	4,767
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.001%	5/29/26	JPY	400,000	2,518
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/26	JPY	600,000	3,788
Osaka Prefecture	1.453%	9/26/34	JPY	130,000	860
Osaka Prefecture	0.366%	9/28/35	JPY	1,790,000	10,460
Osaka Prefecture	1.203%	9/28/35	JPY	520,000	3,331
Saitama Prefecture	2.290%	6/22/29	JPY	500,000	3,447
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	365,700	2,326
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	243,900	1,549
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	243,900	1,551
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	536,500	3,403
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	326,700	2,076
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	86,500	545
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	975,200	6,152
Tokyo Metropolitan Government	0.040%	6/20/29	JPY	1,580,100	9,751
Tokyo Metropolitan Government	0.095%	9/20/30	JPY	1,275,800	7,812
Tokyo Metropolitan Government	0.110%	12/20/30	JPY	500,000	3,053
Tokyo Metropolitan Government	0.150%	12/20/30	JPY	868,300	5,322
Tokyo Metropolitan Government	0.080%	3/20/31	JPY	15,000	91
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	110,000	759

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Tokyo Metropolitan Government	1.293%	6/20/35	JPY	60,000	389
						13,506,099
Jersey (0.0%)
	Bailiwick of Jersey	3.750%	6/9/54	GBP	782	757
Kazakhstan (0.0%)
	Republic of Kazakhstan	0.600%	9/30/26	EUR	858	850
[3]	Republic of Kazakhstan	0.600%	9/30/26	EUR	3,144	3,115
	Republic of Kazakhstan	2.375%	11/9/28	EUR	3,713	3,809
[3]	Republic of Kazakhstan	1.500%	9/30/34	EUR	2,366	2,059
						9,833
Latvia (0.1%)
	Republic of Latvia	3.875%	3/25/27	EUR	7,660	8,270
	Republic of Latvia	3.500%	1/17/28	EUR	27,607	29,608
	Republic of Latvia	0.000%	1/24/29	EUR	20,000	18,404
	Republic of Latvia	0.000%	3/17/31	EUR	12,815	10,769
						67,051
Lithuania (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	6,728	6,986
	Republic of Lithuania	2.125%	6/1/32	EUR	30,524	29,280
	Republic of Lithuania	3.875%	6/14/33	EUR	13,000	14,087
						50,353
Luxembourg (0.0%)
	Grand Duchy of Luxembourg	0.625%	2/1/27	EUR	2,500	2,486
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	1,464	1,513
	Grand Duchy of Luxembourg	0.000%	4/28/30	EUR	3,000	2,675
	Grand Duchy of Luxembourg	0.000%	3/24/31	EUR	18,000	15,674
	Grand Duchy of Luxembourg	0.000%	9/14/32	EUR	30,000	24,993
	Grand Duchy of Luxembourg	1.750%	5/25/42	EUR	7,500	6,399
						53,740
Malaysia (0.9%)
	Federation of Malaysia	3.955%	9/15/25	MYR	228,674	48,222
	Federation of Malaysia	3.726%	3/31/26	MYR	152,085	31,977
	Federation of Malaysia	4.392%	4/15/26	MYR	34,277	7,298
	Federation of Malaysia	3.906%	7/15/26	MYR	220,357	46,493
	Federation of Malaysia	3.900%	11/30/26	MYR	164,392	34,708
	Federation of Malaysia	3.892%	3/15/27	MYR	127	27
	Federation of Malaysia	3.422%	9/30/27	MYR	115,722	24,025
	Federation of Malaysia	3.899%	11/16/27	MYR	77,498	16,355
	Federation of Malaysia	3.519%	4/20/28	MYR	438,525	91,072
	Federation of Malaysia	3.733%	6/15/28	MYR	125,550	26,261
	Federation of Malaysia	3.871%	8/8/28	MYR	3,500	737
	Federation of Malaysia	4.369%	10/31/28	MYR	102,850	22,085
	Federation of Malaysia	4.504%	4/30/29	MYR	325,000	70,264
	Federation of Malaysia	4.130%	7/9/29	MYR	70,610	14,994
	Federation of Malaysia	3.885%	8/15/29	MYR	107,325	22,549
	Federation of Malaysia	4.498%	4/15/30	MYR	68,798	14,880
	Federation of Malaysia	3.465%	10/15/30	MYR	274,660	56,198
	Federation of Malaysia	2.632%	4/15/31	MYR	38,316	7,410
	Federation of Malaysia	4.232%	6/30/31	MYR	10,138	2,162
	Federation of Malaysia	4.127%	4/15/32	MYR	12,243	2,591
	Federation of Malaysia	3.582%	7/15/32	MYR	333,325	67,903
	Federation of Malaysia	4.193%	10/7/32	MYR	21,400	4,553
	Federation of Malaysia	3.844%	4/15/33	MYR	90,014	18,651
	Federation of Malaysia	4.724%	6/15/33	MYR	47,576	10,519
	Federation of Malaysia	4.582%	8/30/33	MYR	16,050	3,514
	Federation of Malaysia	4.642%	11/7/33	MYR	63,176	13,916
	Federation of Malaysia	3.828%	7/5/34	MYR	113,902	23,499
	Federation of Malaysia	4.119%	11/30/34	MYR	84,996	17,956
	Federation of Malaysia	4.254%	5/31/35	MYR	52,395	11,194
	Federation of Malaysia	4.786%	10/31/35	MYR	17,000	3,814
	Federation of Malaysia	3.447%	7/15/36	MYR	102,768	20,337
	Federation of Malaysia	4.762%	4/7/37	MYR	57,819	12,944
	Federation of Malaysia	4.755%	8/4/37	MYR	20,000	4,489
	Federation of Malaysia	4.893%	6/8/38	MYR	96,709	21,865

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Federation of Malaysia	4.467%	9/15/39	MYR	105,285	22,967
Federation of Malaysia	3.757%	5/22/40	MYR	68,554	13,710
Federation of Malaysia	4.417%	9/30/41	MYR	68,162	14,755
Federation of Malaysia	4.696%	10/15/42	MYR	304,820	67,563
Federation of Malaysia	4.935%	9/30/43	MYR	9,296	2,129
Federation of Malaysia	4.736%	3/15/46	MYR	17,140	3,831
Federation of Malaysia	4.921%	7/6/48	MYR	55,822	12,801
Federation of Malaysia	4.638%	11/15/49	MYR	146,959	32,391
Federation of Malaysia	4.065%	6/15/50	MYR	110,259	22,246
Federation of Malaysia	5.357%	5/15/52	MYR	61,350	15,011
Federation of Malaysia	4.457%	3/31/53	MYR	247,100	52,930
					1,035,796
Mexico (0.9%)
Mexican Bonos	5.750%	3/5/26	MXN	1,979,910	106,093
Mexican Bonos	7.000%	9/3/26	MXN	1,030,500	55,676
Mexican Bonos	5.500%	3/4/27	MXN	1,701,800	87,764
Mexican Bonos	7.500%	6/3/27	MXN	1,566,270	84,636
Mexican Bonos	8.500%	3/1/29	MXN	710,000	39,004
Mexican Bonos	8.500%	5/31/29	MXN	1,320,310	72,304
Mexican Bonos	7.750%	5/29/31	MXN	1,854,540	95,910
Mexican Bonos	7.500%	5/26/33	MXN	1,310,500	65,208
Mexican Bonos	7.750%	11/23/34	MXN	701,170	35,027
Mexican Bonos	8.000%	5/24/35	MXN	97,500	4,938
Mexican Bonos	10.000%	11/20/36	MXN	322,880	18,929
Mexican Bonos	8.500%	11/18/38	MXN	987,940	51,103
Mexican Bonos	7.750%	11/13/42	MXN	1,573,360	74,137
Mexican Bonos	8.000%	11/7/47	MXN	1,171,990	56,017
Mexican Bonos	8.000%	7/31/53	MXN	1,128,000	53,173
United Mexican States	1.625%	4/8/26	EUR	2,053	2,097
United Mexican States	1.350%	9/18/27	EUR	3,040	3,003
United Mexican States	1.750%	4/17/28	EUR	9,047	8,922
United Mexican States	3.625%	4/9/29	EUR	4,552	4,779
United Mexican States	1.125%	1/17/30	EUR	3,744	3,389
United Mexican States	2.375%	2/11/30	EUR	5,400	5,225
United Mexican States	3.375%	2/23/31	EUR	3,623	3,672
United Mexican States	4.490%	5/25/32	EUR	15,100	16,040
United Mexican States	1.450%	10/25/33	EUR	8,784	7,217
United Mexican States	2.250%	8/12/36	EUR	6,276	5,171
United Mexican States	2.875%	4/8/39	EUR	5,861	4,903
United Mexican States	3.000%	3/6/45	EUR	4,728	3,763
United Mexican States	2.125%	10/25/51	EUR	10,432	6,405
United Mexican States	5.625%	3/19/14	GBP	3,146	2,966
United Mexican States	4.000%	3/15/15	EUR	1,635	1,333
					978,804
Netherlands (1.6%)
BNG Bank NV	0.250%	5/7/25	EUR	13,921	14,373
BNG Bank NV	3.250%	7/15/25	AUD	4,971	3,164
BNG Bank NV	1.625%	8/26/25	GBP	200	239
BNG Bank NV	1.000%	1/12/26	EUR	7,314	7,500
BNG Bank NV	0.125%	4/11/26	EUR	3,595	3,607
BNG Bank NV	3.250%	8/24/26	AUD	127	80
BNG Bank NV	0.625%	6/19/27	EUR	7,279	7,192
BNG Bank NV	3.500%	7/19/27	AUD	3,820	2,382
BNG Bank NV	0.750%	1/11/28	EUR	11,224	10,981
BNG Bank NV	3.300%	7/17/28	AUD	12,696	7,757
BNG Bank NV	5.200%	12/7/28	GBP	1,650	2,103
BNG Bank NV	0.100%	1/15/30	EUR	7,369	6,639
BNG Bank NV	1.375%	10/21/30	EUR	2,926	2,799
BNG Bank NV	0.000%	1/20/31	EUR	12,680	10,973
BNG Bank NV	0.250%	1/12/32	EUR	7,200	6,177
BNG Bank NV	1.875%	7/13/32	EUR	5,600	5,436
BNG Bank NV	2.450%	7/21/32	AUD	10,000	5,302
BNG Bank NV	3.000%	1/11/33	EUR	25,000	26,361
BNG Bank NV	0.125%	4/19/33	EUR	8,598	7,028
BNG Bank NV	3.250%	8/29/33	EUR	18,000	19,358
BNG Bank NV	2.750%	1/11/34	EUR	10,000	10,302

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	BNG Bank NV	0.125%	7/9/35	EUR	40,892	31,220
	BNG Bank NV	0.875%	10/17/35	EUR	2,457	2,045
	BNG Bank NV	0.875%	10/24/36	EUR	18,700	15,079
	BNG Bank NV	0.250%	11/22/36	EUR	700	516
	BNG Bank NV	1.250%	3/30/37	EUR	10,700	8,934
	BNG Bank NV	1.500%	3/29/38	EUR	1,455	1,232
	BNG Bank NV	1.500%	7/15/39	EUR	1,906	1,576
	BNG Bank NV	0.805%	6/28/49	EUR	4,300	2,560
[3]	Kingdom of Netherlands	0.250%	7/15/25	EUR	102,268	105,207
[3]	Kingdom of Netherlands	0.000%	1/15/26	EUR	75,000	75,975
[3]	Kingdom of Netherlands	0.500%	7/15/26	EUR	45,482	45,949
[3]	Kingdom of Netherlands	0.000%	1/15/27	EUR	141,182	139,373
[3]	Kingdom of Netherlands	0.750%	7/15/27	EUR	15,661	15,646
[3]	Kingdom of Netherlands	0.750%	7/15/28	EUR	49,043	48,113
[3]	Kingdom of Netherlands	0.000%	1/15/29	EUR	90,000	84,260
[3]	Kingdom of Netherlands	0.250%	7/15/29	EUR	37,283	34,964
[3]	Kingdom of Netherlands	2.500%	1/15/30	EUR	70,758	74,305
[3]	Kingdom of Netherlands	0.000%	7/15/31	EUR	100,671	88,180
[3]	Kingdom of Netherlands	0.500%	7/15/32	EUR	101,001	89,661
[3]	Kingdom of Netherlands	2.500%	1/15/33	EUR	49,165	51,160
[3]	Kingdom of Netherlands	2.500%	7/15/33	EUR	75,000	77,757
[3]	Kingdom of Netherlands	2.500%	7/15/34	EUR	105,000	108,184
[3]	Kingdom of Netherlands	4.000%	1/15/37	EUR	32,257	38,184
[3]	Kingdom of Netherlands	0.000%	1/15/38	EUR	144,708	103,172
[3]	Kingdom of Netherlands	0.500%	1/15/40	EUR	30,203	22,392
[3]	Kingdom of Netherlands	3.750%	1/15/42	EUR	78,084	92,169
[3]	Kingdom of Netherlands	3.250%	1/15/44	EUR	52,000	57,799
[3]	Kingdom of Netherlands	2.750%	1/15/47	EUR	72,561	75,350
[3,5]	Kingdom of Netherlands	0.000%	1/15/52	EUR	103,682	51,265
[3,5]	Kingdom of Netherlands	2.000%	1/15/54	EUR	35,000	30,775
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	1,730	1,103
	Nederlandse Waterschapsbank NV	0.250%	12/15/25	GBP	7,802	9,039
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	4,420	2,763
	Nederlandse Waterschapsbank NV	0.000%	11/16/26	EUR	12,218	12,029
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	4,913	5,238
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	2,908	2,858
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,970	1,211
	Nederlandse Waterschapsbank NV	3.300%	5/2/29	AUD	12,690	7,637
	Nederlandse Waterschapsbank NV	0.050%	1/28/30	EUR	1,500	1,347
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	2,800	2,564
	Nederlandse Waterschapsbank NV	0.000%	9/8/31	EUR	800	683
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	3,000	3,184
	Nederlandse Waterschapsbank NV	0.250%	1/19/32	EUR	23,200	19,940
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	4,876	6,375
	Nederlandse Waterschapsbank NV	2.625%	1/10/34	EUR	10,000	10,200
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	8,913	7,607
	Nederlandse Waterschapsbank NV	0.000%	2/16/37	EUR	39,200	27,638
	Nederlandse Waterschapsbank NV	1.500%	4/27/38	EUR	8,000	6,834
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	2,457	2,047
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	10,000	6,927
						1,869,979
New Zealand (0.4%)
	Auckland Council	3.500%	3/9/26	AUD	200	126
	Auckland Council	0.125%	9/26/29	EUR	1,599	1,442
	Housing New Zealand Ltd.	3.360%	6/12/25	NZD	5,260	3,027
	Housing New Zealand Ltd.	2.247%	10/5/26	NZD	13,040	7,169
	Housing New Zealand Ltd.	2.183%	4/24/30	NZD	1,280	637
	Housing New Zealand Ltd.	1.534%	9/10/35	NZD	9,280	3,598
	New Zealand	0.500%	5/15/26	NZD	75,760	40,837
	New Zealand	4.500%	4/15/27	NZD	79,830	46,632
	New Zealand	0.250%	5/15/28	NZD	106,019	52,209
	New Zealand	3.000%	4/20/29	NZD	75,545	41,086
	New Zealand	4.500%	5/15/30	NZD	25,000	14,512
	New Zealand	1.500%	5/15/31	NZD	62,161	29,476
	New Zealand	2.000%	5/15/32	NZD	48,030	22,973
	New Zealand	3.500%	4/14/33	NZD	73,786	39,186
	New Zealand	4.250%	5/15/34	NZD	36,860	20,572

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New Zealand	2.750%	4/15/37	NZD	42,399	19,531
	New Zealand	1.750%	5/15/41	NZD	36,308	13,155
	New Zealand	2.750%	5/15/51	NZD	16,523	6,322
	New Zealand	5.000%	5/15/54	NZD	15,000	8,595
	New Zealand Local Government Funding Agency Bond	1.500%	4/15/26	NZD	4,903	2,684
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/27	NZD	984	568
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/29	NZD	10,145	5,013
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/31	NZD	10,000	4,814
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/33	NZD	7,091	3,586
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/35	NZD	27,300	12,643
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/37	NZD	5,000	1,940
						402,333
Norway (0.2%)
[3]	Kingdom of Norway	1.500%	2/19/26	NOK	63,657	5,482
[3]	Kingdom of Norway	1.750%	2/17/27	NOK	74,920	6,363
[3]	Kingdom of Norway	2.000%	4/26/28	NOK	97,934	8,224
[3]	Kingdom of Norway	1.750%	9/6/29	NOK	274,764	22,293
[3]	Kingdom of Norway	1.375%	8/19/30	NOK	542,457	42,273
[3]	Kingdom of Norway	1.250%	9/17/31	NOK	228,090	17,179
[3]	Kingdom of Norway	3.000%	8/15/33	NOK	371,154	31,233
[3]	Kingdom of Norway	3.625%	4/13/34	NOK	200,995	17,778
[3]	Kingdom of Norway	3.500%	10/6/42	NOK	130,000	11,519
	Kommunalbanken A/S	4.250%	7/16/25	AUD	368	237
	Kommunalbanken A/S	0.250%	12/15/25	GBP	5,000	5,779
	Kommunalbanken A/S	0.625%	4/20/26	EUR	3,910	3,951
	Kommunalbanken A/S	0.600%	6/1/26	AUD	9,942	5,911
	Kommunalbanken A/S	3.000%	12/9/26	AUD	4,408	2,733
	Kommunalbanken A/S	0.875%	5/24/27	EUR	13,952	13,857
	Kommunalbanken A/S	3.400%	7/24/28	AUD	3,920	2,398
	Kommunalbanken A/S	0.050%	10/24/29	EUR	4,642	4,199
	Kommunalbanken A/S	5.250%	4/18/34	AUD	5,544	3,612
						205,021
Peru (0.1%)
	Republic of Peru	2.750%	1/30/26	EUR	6,818	7,092
	Republic of Peru	8.200%	8/12/26	PEN	37,500	10,538
	Republic of Peru	6.350%	8/12/28	PEN	68,500	18,501
	Republic of Peru	5.940%	2/12/29	PEN	50,675	13,372
	Republic of Peru	3.750%	3/1/30	EUR	1,004	1,047
	Republic of Peru	6.950%	8/12/31	PEN	101,500	26,961
	Republic of Peru	6.150%	8/12/32	PEN	66,899	16,620
	Republic of Peru	1.250%	3/11/33	EUR	4,781	3,960
[3]	Republic of Peru	7.300%	8/12/33	PEN	71,060	18,682
	Republic of Peru	5.400%	8/12/34	PEN	55,307	12,601
	Republic of Peru	1.950%	11/17/36	EUR	5,021	4,005
	Republic of Peru	6.900%	8/12/37	PEN	88,200	22,239
	Republic of Peru	5.350%	8/12/40	PEN	36,001	7,609
	Republic of Peru	6.850%	2/12/42	PEN	27,700	6,857
	Republic of Peru	6.714%	2/12/55	PEN	9,000	2,160
						172,244
Philippines (0.0%)
	Republic of Philippines	0.875%	5/17/27	EUR	3,847	3,743
	Republic of Philippines	0.700%	2/3/29	EUR	2,501	2,306
	Republic of Philippines	1.200%	4/28/33	EUR	4,837	4,107
	Republic of Philippines	1.750%	4/28/41	EUR	4,660	3,478
						13,634
Poland (0.5%)
	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,040	5,216
	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	1,906	1,945
	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	4,515	4,407
	Bank Gospodarstwa Krajowego	0.375%	10/13/28	EUR	4,600	4,193
	Bank Gospodarstwa Krajowego	3.000%	5/30/29	EUR	2,500	2,563
	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	506	482
	Bank Gospodarstwa Krajowego	0.500%	7/8/31	EUR	1,250	1,043
	Bank Gospodarstwa Krajowego	5.125%	2/22/33	EUR	4,988	5,713
	Republic of Poland	0.000%	2/10/25	EUR	7,314	7,566
	Republic of Poland	3.250%	7/25/25	PLN	64,147	15,445

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Poland	1.500%	9/9/25	EUR	2,439	2,524
	Republic of Poland	1.500%	1/19/26	EUR	23,306	23,956
	Republic of Poland	2.500%	7/25/26	PLN	79,080	18,360
	Republic of Poland	1.125%	8/7/26	EUR	1,706	1,734
	Republic of Poland	0.250%	10/25/26	PLN	245,540	53,544
	Republic of Poland	0.875%	5/10/27	EUR	15,994	15,940
	Republic of Poland	3.750%	5/25/27	PLN	309,056	72,697
	Republic of Poland	2.500%	7/25/27	PLN	75,899	17,129
	Republic of Poland	1.375%	10/22/27	EUR	1,975	1,983
	Republic of Poland	2.750%	4/25/28	PLN	128,925	28,732
	Republic of Poland	7.500%	7/25/28	PLN	45,771	12,082
	Republic of Poland	1.000%	3/7/29	EUR	2,000	1,932
	Republic of Poland	5.750%	4/25/29	PLN	12,658	3,142
	Republic of Poland	2.750%	10/25/29	PLN	112,704	24,185
	Republic of Poland	1.250%	10/25/30	PLN	120,000	22,728
	Republic of Poland	1.750%	4/25/32	PLN	667,080	123,625
	Republic of Poland	2.750%	5/25/32	EUR	10,867	10,893
	Republic of Poland	3.875%	2/14/33	EUR	51	56
	Republic of Poland	6.000%	10/25/33	PLN	327,083	82,080
	Republic of Poland	3.625%	1/11/34	EUR	16,905	17,746
	Republic of Poland	5.000%	10/25/34	PLN	61,003	14,165
	Republic of Poland	2.375%	1/18/36	EUR	8,492	7,777
	Republic of Poland	4.250%	2/14/43	EUR	7,000	7,538
	Republic of Poland	4.125%	1/11/44	EUR	7,000	7,339
	Republic of Poland	2.000%	10/25/46	EUR	75	58
	Republic of Poland	4.000%	4/25/47	PLN	31,318	5,987
						626,505
Portugal (0.5%)
[3]	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	48,757	53,888
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	EUR	78,774	78,281
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	19,000	19,748
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/29	EUR	131,798	135,050
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/30	EUR	36,570	33,615
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/31	EUR	44,938	39,631
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/32	EUR	64,391	61,998
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/34	EUR	53,942	55,798
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/35	EUR	25,951	21,533
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	28,144	32,367
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/38	EUR	36,678	39,396
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/42	EUR	14,634	10,774
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/45	EUR	15,175	17,366
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/52	EUR	5,000	2,910
						602,355
Romania (0.4%)
	Romania	4.750%	2/24/25	RON	50,000	10,613
	Romania	2.750%	10/29/25	EUR	8,233	8,618
	Romania	3.500%	11/25/25	RON	54,760	11,310
	Romania	2.750%	2/26/26	EUR	8,000	8,341
[3]	Romania	2.750%	2/26/26	EUR	1,814	1,891
	Romania	3.250%	6/24/26	RON	49,260	9,980
	Romania	5.000%	9/27/26	EUR	3,980	4,340
[3]	Romania	2.000%	12/8/26	EUR	1,781	1,806
	Romania	2.375%	4/19/27	EUR	10,513	10,661
	Romania	7.200%	5/31/27	RON	90,880	19,933
	Romania	5.800%	7/26/27	RON	116,950	24,676
	Romania	2.500%	10/25/27	RON	150,000	28,423
[3]	Romania	2.125%	3/7/28	EUR	1,892	1,847
	Romania	2.125%	3/7/28	EUR	25,354	24,754
	Romania	2.875%	5/26/28	EUR	16,347	16,308
	Romania	5.500%	9/18/28	EUR	458	499
	Romania	8.750%	10/30/28	RON	91,450	21,243
	Romania	6.300%	4/25/29	RON	70,000	14,825
	Romania	4.850%	7/25/29	RON	50,000	9,911
	Romania	6.625%	9/27/29	EUR	4,750	5,439
	Romania	1.375%	12/2/29	EUR	4,475	3,915
	Romania	2.500%	2/8/30	EUR	3,413	3,176

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Romania	3.624%	5/26/30	EUR	1,522	1,488
	Romania	3.624%	5/26/30	EUR	27,680	27,065
[3]	Romania	1.750%	7/13/30	EUR	4,594	3,976
	Romania	1.750%	7/13/30	EUR	10,232	8,855
	Romania	5.375%	3/22/31	EUR	29,784	31,588
	Romania	7.350%	4/28/31	RON	63,500	14,045
[3]	Romania	2.124%	7/16/31	EUR	2,102	1,805
[3]	Romania	2.000%	1/28/32	EUR	2,194	1,830
	Romania	6.700%	2/25/32	RON	93,000	19,788
	Romania	8.250%	9/29/32	RON	42,000	9,745
[3]	Romania	2.000%	4/14/33	EUR	3,538	2,838
	Romania	2.000%	4/14/33	EUR	1,500	1,203
	Romania	6.375%	9/18/33	EUR	10,700	11,979
[3]	Romania	3.750%	2/7/34	EUR	1,302	1,191
	Romania	3.750%	2/7/34	EUR	5,864	5,362
	Romania	7.100%	7/31/34	RON	68,975	14,933
	Romania	3.875%	10/29/35	EUR	7,533	6,760
	Romania	5.625%	2/22/36	EUR	20,000	21,018
	Romania	4.250%	4/28/36	RON	164,005	27,522
	Romania	3.375%	2/8/38	EUR	1,500	1,223
	Romania	4.125%	3/11/39	EUR	3,464	3,054
	Romania	2.625%	12/2/40	EUR	977	681
[3]	Romania	2.750%	4/14/41	EUR	4,726	3,315
	Romania	2.750%	4/14/41	EUR	3,048	2,138
[3]	Romania	2.875%	4/13/42	EUR	3,012	2,111
	Romania	2.875%	4/13/42	EUR	1,470	1,031
[3]	Romania	4.625%	4/3/49	EUR	4,138	3,676
	Romania	4.625%	4/3/49	EUR	4,876	4,332
[3]	Romania	3.375%	1/28/50	EUR	4,876	3,495
						480,556
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	4,913	4,786
	Kingdom of Saudi Arabia	0.625%	3/3/30	EUR	10,468	9,376
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,189	5,778
						19,940
Singapore (0.5%)
	Housing & Development Board	2.495%	3/11/26	SGD	1,250	897
	Housing & Development Board	2.035%	9/16/26	SGD	5,250	3,714
	Housing & Development Board	2.675%	1/22/29	SGD	3,250	2,292
	Housing & Development Board	1.971%	1/25/29	SGD	250	171
	Housing & Development Board	2.598%	10/30/29	SGD	7,500	5,241
	Housing & Development Board	3.995%	12/6/29	SGD	24,750	18,547
	Housing & Development Board	3.080%	5/31/30	SGD	7,750	5,543
	Housing & Development Board	2.545%	7/4/31	SGD	1,750	1,204
	Housing & Development Board	1.865%	7/21/33	SGD	15,500	9,870
	Republic of Singapore	2.375%	6/1/25	SGD	60,080	43,420
	Republic of Singapore	0.500%	11/1/25	SGD	56,061	39,236
	Republic of Singapore	2.125%	6/1/26	SGD	58,712	41,813
	Republic of Singapore	1.250%	11/1/26	SGD	30,306	21,026
	Republic of Singapore	3.500%	3/1/27	SGD	48,452	35,534
	Republic of Singapore	2.875%	9/1/27	SGD	55,000	39,580
	Republic of Singapore	2.625%	5/1/28	SGD	25,552	18,154
	Republic of Singapore	2.875%	8/1/28	SGD	30,000	21,494
	Republic of Singapore	2.875%	7/1/29	SGD	47,999	34,220
	Republic of Singapore	2.875%	9/1/30	SGD	37,296	26,398
	Republic of Singapore	1.625%	7/1/31	SGD	50,700	32,780
	Republic of Singapore	2.625%	8/1/32	SGD	26,405	18,175
	Republic of Singapore	3.375%	9/1/33	SGD	32,146	23,369
	Republic of Singapore	2.250%	8/1/36	SGD	46,386	29,889
	Republic of Singapore	2.375%	7/1/39	SGD	37,832	24,195
	Republic of Singapore	2.750%	4/1/42	SGD	23,361	15,506
	Republic of Singapore	2.750%	3/1/46	SGD	37,968	24,840
	Republic of Singapore	1.875%	3/1/50	SGD	30,122	16,271
	Republic of Singapore	1.875%	10/1/51	SGD	47,117	25,329
	Republic of Singapore	3.000%	8/1/72	SGD	20,242	13,668
						592,376

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Slovakia (0.2%)
	Slovak Republic	0.250%	5/14/25	EUR	16,557	17,023
	Slovak Republic	0.625%	5/22/26	EUR	6,339	6,395
	Slovak Republic	1.375%	1/21/27	EUR	10,337	10,462
	Slovak Republic	1.000%	6/12/28	EUR	16,466	16,055
	Slovak Republic	0.750%	4/9/30	EUR	11,716	10,718
	Slovak Republic	1.000%	5/14/32	EUR	1,131	993
	Slovak Republic	4.000%	10/19/32	EUR	28,000	30,742
	Slovak Republic	3.625%	6/8/33	EUR	11,000	11,750
	Slovak Republic	3.750%	2/23/35	EUR	35,726	37,893
	Slovak Republic	0.375%	4/21/36	EUR	24,545	17,485
	Slovak Republic	1.875%	3/9/37	EUR	4,950	4,233
	Slovak Republic	4.000%	2/23/43	EUR	12,837	13,690
	Slovak Republic	2.000%	10/17/47	EUR	11,530	8,581
	Slovak Republic	2.250%	6/12/68	EUR	2,044	1,441
						187,461
Slovenia (0.1%)
	Republic of Slovenia	5.125%	3/30/26	EUR	3,901	4,309
	Republic of Slovenia	1.250%	3/22/27	EUR	6,827	6,925
	Republic of Slovenia	1.000%	3/6/28	EUR	17,067	16,871
	Republic of Slovenia	0.275%	1/14/30	EUR	7,314	6,733
	Republic of Slovenia	0.000%	2/12/31	EUR	23,720	20,612
	Republic of Slovenia	2.250%	3/3/32	EUR	44,548	44,641
	Republic of Slovenia	3.625%	3/11/33	EUR	3,850	4,224
	Republic of Slovenia	3.000%	3/10/34	EUR	27,807	28,910
	Republic of Slovenia	3.125%	8/7/45	EUR	4,876	4,882
	Republic of Slovenia	0.488%	10/20/50	EUR	8,733	4,503
						142,610
South Korea (2.9%)
	Export-Import Bank of Korea	3.500%	6/7/26	EUR	4,435	4,709
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	320	200
	Export-Import Bank of Korea	3.625%	6/7/30	EUR	3,810	4,099
	Korea Development Bank	2.625%	9/8/27	EUR	5,000	5,171
[3]	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	2,457	2,548
	Korea Housing Finance Corp.	0.010%	2/5/25	EUR	33,821	35,078
	Korea Housing Finance Corp.	0.010%	7/7/25	EUR	7,043	7,198
	Korea Housing Finance Corp.	0.010%	6/29/26	EUR	38,458	37,996
[3]	Korea Housing Finance Corp.	1.963%	7/19/26	EUR	9,600	9,884
	Korea Treasury Bond	3.250%	3/10/26	KRW	10,000,000	7,200
	Republic of Korea	2.250%	6/10/25	KRW	15,000,000	10,707
	Republic of Korea	3.125%	6/10/25	KRW	75,000,000	54,046
	Republic of Korea	1.125%	9/10/25	KRW	189,000,000	132,472
	Republic of Korea	0.000%	9/16/25	EUR	6,092	6,169
	Republic of Korea	2.250%	12/10/25	KRW	20,000,000	14,186
	Republic of Korea	4.250%	12/10/25	KRW	140,000,000	102,440
	Republic of Korea	1.250%	3/10/26	KRW	160,000,000	111,070
	Republic of Korea	1.875%	6/10/26	KRW	55,000,000	38,466
	Republic of Korea	1.750%	9/10/26	KRW	120,000,000	83,342
	Republic of Korea	1.500%	12/10/26	KRW	30,000,000	20,612
	Republic of Korea	3.875%	12/10/26	KRW	175,000,000	127,654
	Republic of Korea	2.375%	3/10/27	KRW	190,000,000	133,123
	Republic of Korea	2.125%	6/10/27	KRW	60,000,000	41,606
	Republic of Korea	3.125%	9/10/27	KRW	70,000,000	49,955
	Republic of Korea	2.375%	12/10/27	KRW	25,000,000	17,366
	Republic of Korea	3.250%	3/10/28	KRW	218,000,000	155,930
	Republic of Korea	5.500%	3/10/28	KRW	45,000,000	34,796
	Republic of Korea	2.625%	6/10/28	KRW	55,000,000	38,354
	Republic of Korea	3.500%	9/10/28	KRW	70,000,000	50,476
	Republic of Korea	2.375%	12/10/28	KRW	40,000,000	27,456
	Republic of Korea	3.250%	3/10/29	KRW	100,000,000	71,218
	Republic of Korea	1.875%	6/10/29	KRW	40,000,000	26,617
	Republic of Korea	1.375%	12/10/29	KRW	70,000,000	44,994
	Republic of Korea	5.500%	12/10/29	KRW	43,000,000	34,042
	Republic of Korea	1.375%	6/10/30	KRW	130,000,000	82,577
	Republic of Korea	1.500%	12/10/30	KRW	120,000,000	76,018
	Republic of Korea	4.750%	12/10/30	KRW	20,000,000	15,408

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	6/10/31	KRW	117,409,350	76,266
	Republic of Korea	2.375%	12/10/31	KRW	63,600,000	42,202
	Republic of Korea	4.000%	12/10/31	KRW	30,000,000	22,199
	Republic of Korea	3.375%	6/10/32	KRW	50,000,000	35,419
	Republic of Korea	4.250%	12/10/32	KRW	107,000,000	80,725
	Republic of Korea	3.250%	6/10/33	KRW	69,700,000	48,807
	Republic of Korea	3.750%	12/10/33	KRW	60,000,000	43,699
	Republic of Korea	4.125%	12/10/33	KRW	45,000,000	33,755
	Republic of Korea	2.625%	9/10/35	KRW	45,000,000	29,466
	Republic of Korea	1.500%	9/10/36	KRW	40,000,000	22,809
	Republic of Korea	2.250%	9/10/37	KRW	35,000,000	21,634
	Republic of Korea	2.375%	9/10/38	KRW	31,000,000	19,306
	Republic of Korea	1.125%	9/10/39	KRW	45,000,000	23,074
	Republic of Korea	1.500%	9/10/40	KRW	86,500,000	46,377
	Republic of Korea	1.875%	9/10/41	KRW	34,400,000	19,379
	Republic of Korea	3.250%	9/10/42	KRW	80,000,000	55,233
	Republic of Korea	3.000%	12/10/42	KRW	65,000,000	43,285
	Republic of Korea	3.875%	9/10/43	KRW	55,000,000	41,422
	Republic of Korea	2.750%	12/10/44	KRW	45,000,000	28,675
	Republic of Korea	2.000%	3/10/46	KRW	52,000,000	28,747
	Republic of Korea	2.125%	3/10/47	KRW	85,000,000	47,817
	Republic of Korea	2.625%	3/10/48	KRW	94,950,000	58,558
	Republic of Korea	2.000%	3/10/49	KRW	139,000,000	75,120
	Republic of Korea	1.500%	3/10/50	KRW	180,000,000	85,705
	Republic of Korea	1.875%	3/10/51	KRW	190,454,410	98,581
	Republic of Korea	2.500%	3/10/52	KRW	114,756,700	68,448
	Republic of Korea	3.125%	9/10/52	KRW	96,500,000	65,015
	Republic of Korea	3.250%	3/10/53	KRW	147,500,000	101,785
	Republic of Korea	3.625%	9/10/53	KRW	105,900,000	78,403
	Republic of Korea	3.250%	3/10/54	KRW	75,000,000	51,756
	Republic of Korea	1.500%	9/10/66	KRW	3,000,000	1,218
	Republic of Korea	2.000%	9/10/68	KRW	9,000,000	4,329
	Republic of Korea	1.625%	9/10/70	KRW	51,968,000	21,541
	Republic of Korea	3.500%	9/10/72	KRW	24,000,000	17,400
						3,253,338
Spain (4.6%)
	Adif Alta Velocidad	0.950%	4/30/27	EUR	7,500	7,441
	Adif Alta Velocidad	3.500%	7/30/28	EUR	6,700	7,146
	Adif Alta Velocidad	3.250%	5/31/29	EUR	20,400	21,502
	Adif Alta Velocidad	0.550%	10/31/31	EUR	4,000	3,422
	Autonomous Community of Andalusia Spain	0.500%	4/30/31	EUR	22,454	19,581
	Autonomous Community of Andalusia Spain	3.400%	4/30/34	EUR	15,000	15,699
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,373	11,257
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	8,290	8,539
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	6,644	6,682
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	9,752	9,592
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	2,439	2,429
	Autonomous Community of Madrid Spain	0.419%	4/30/30	EUR	1,923	1,731
	Autonomous Community of Madrid Spain	0.420%	4/30/31	EUR	22,948	20,001
	Autonomous Community of Madrid Spain	3.462%	4/30/34	EUR	10,000	10,589
	Basque Government	0.850%	4/30/30	EUR	7,749	7,180
	Basque Government	0.450%	4/30/32	EUR	9,187	7,829
	Basque Government	3.500%	4/30/33	EUR	9,000	9,666
	Instituto de Credito Oficial	0.000%	4/30/26	EUR	16,773	16,725
	Kingdom of Spain	0.000%	5/31/25	EUR	150,741	154,979
[3]	Kingdom of Spain	4.650%	7/30/25	EUR	150,000	162,427
	Kingdom of Spain	0.000%	1/31/26	EUR	209,491	211,389
[3]	Kingdom of Spain	1.950%	4/30/26	EUR	50,198	52,234
	Kingdom of Spain	2.800%	5/31/26	EUR	262,666	277,626
	Kingdom of Spain	0.000%	1/31/27	EUR	233,494	228,772
	Kingdom of Spain	2.500%	5/31/27	EUR	70,000	73,282
[3]	Kingdom of Spain	0.800%	7/30/27	EUR	99,896	99,142
[3]	Kingdom of Spain	1.450%	10/31/27	EUR	80,000	80,834
	Kingdom of Spain	0.000%	1/31/28	EUR	400,877	381,981
[3]	Kingdom of Spain	1.400%	4/30/28	EUR	59,534	59,621
[3]	Kingdom of Spain	1.400%	7/30/28	EUR	58,348	58,257
[3]	Kingdom of Spain	5.150%	10/31/28	EUR	65,317	75,779

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Spain	6.000%	1/31/29	EUR	50,862	61,306
	Kingdom of Spain	5.250%	4/6/29	GBP	500	630
[3]	Kingdom of Spain	1.450%	4/30/29	EUR	70,481	69,707
	Kingdom of Spain	3.500%	5/31/29	EUR	80,000	86,803
	Kingdom of Spain	0.800%	7/30/29	EUR	247,911	235,723
[3]	Kingdom of Spain	0.600%	10/31/29	EUR	95,000	88,878
[3]	Kingdom of Spain	0.500%	4/30/30	EUR	80,000	73,478
[3]	Kingdom of Spain	1.950%	7/30/30	EUR	115,000	114,895
[3]	Kingdom of Spain	1.250%	10/31/30	EUR	132,549	126,140
[3]	Kingdom of Spain	0.100%	4/30/31	EUR	100,000	86,709
[3]	Kingdom of Spain	0.500%	10/31/31	EUR	204,714	180,222
[3]	Kingdom of Spain	0.700%	4/30/32	EUR	93,074	81,927
	Kingdom of Spain	5.750%	7/30/32	EUR	50,637	63,902
[3]	Kingdom of Spain	2.550%	10/31/32	EUR	113,287	114,765
[3]	Kingdom of Spain	3.150%	4/30/33	EUR	114,264	120,525
[3]	Kingdom of Spain	2.350%	7/30/33	EUR	6,715	6,634
[3]	Kingdom of Spain	3.550%	10/31/33	EUR	75,238	81,501
[3]	Kingdom of Spain	3.250%	4/30/34	EUR	366,755	386,876
[3]	Kingdom of Spain	1.850%	7/30/35	EUR	44,609	40,651
[3]	Kingdom of Spain	4.200%	1/31/37	EUR	59,903	68,358
[3]	Kingdom of Spain	0.850%	7/30/37	EUR	59,176	45,183
[3]	Kingdom of Spain	3.900%	7/30/39	EUR	98,352	107,489
[3]	Kingdom of Spain	4.900%	7/30/40	EUR	85,246	104,034
[3]	Kingdom of Spain	1.200%	10/31/40	EUR	70,520	52,118
[3]	Kingdom of Spain	4.700%	7/30/41	EUR	87,312	104,851
[3]	Kingdom of Spain	1.000%	7/30/42	EUR	27,236	18,713
[3]	Kingdom of Spain	3.450%	7/30/43	EUR	53,799	54,531
[3]	Kingdom of Spain	5.150%	10/31/44	EUR	71,028	90,389
[3]	Kingdom of Spain	2.900%	10/31/46	EUR	109,655	101,379
[3]	Kingdom of Spain	2.700%	10/31/48	EUR	82,236	72,231
[3]	Kingdom of Spain	1.000%	10/31/50	EUR	39,061	22,354
[3]	Kingdom of Spain	1.900%	10/31/52	EUR	162,629	115,358
[3]	Kingdom of Spain	4.000%	10/31/54	EUR	91,500	98,382
[3]	Kingdom of Spain	3.450%	7/30/66	EUR	53,737	51,478
[3]	Kingdom of Spain	1.450%	10/31/71	EUR	42,435	21,861
	Xunta de Galicia	3.711%	7/30/29	EUR	6,300	6,833
						5,260,148
Supranational (4.5%)
	African Development Bank	4.500%	6/2/26	AUD	3,052	1,969
	African Development Bank	0.500%	6/22/26	GBP	19,692	22,464
	African Development Bank	0.125%	10/7/26	EUR	1,951	1,930
	African Development Bank	0.500%	3/22/27	EUR	15,409	15,213
	African Development Bank	3.300%	7/27/27	AUD	5,491	3,405
	African Development Bank	3.350%	8/8/28	AUD	127	78
	African Development Bank	0.500%	3/21/29	EUR	17,477	16,475
	African Development Bank	2.250%	9/14/29	EUR	6,400	6,550
	Asian Development Bank	3.700%	6/17/25	AUD	20,000	12,830
	Asian Development Bank	6.125%	8/15/25	GBP	15,025	18,983
	Asian Development Bank	0.750%	2/10/26	CAD	5,214	3,531
	Asian Development Bank	1.342%	6/18/26	NOK	58,000	4,879
	Asian Development Bank	4.400%	7/13/26	CAD	3,540	2,560
	Asian Development Bank	0.625%	9/15/26	GBP	3,608	4,090
	Asian Development Bank	3.000%	10/14/26	AUD	900	561
	Asian Development Bank	0.125%	12/15/26	GBP	7,802	8,650
	Asian Development Bank	4.650%	2/16/27	CAD	1,368	999
	Asian Development Bank	4.050%	4/19/27	CAD	4,500	3,244
	Asian Development Bank	3.400%	9/10/27	AUD	9,300	5,801
	Asian Development Bank	0.250%	10/28/27	GBP	6,582	7,080
	Asian Development Bank	0.750%	12/7/27	GBP	10,635	11,608
	Asian Development Bank	1.100%	3/2/28	AUD	8,535	4,844
	Asian Development Bank	1.500%	5/4/28	CAD	2,600	1,701
	Asian Development Bank	3.300%	5/24/28	CAD	5,500	3,857
	Asian Development Bank	3.300%	8/8/28	AUD	1,280	785
	Asian Development Bank	3.100%	6/15/29	AUD	4,500	2,697
	Asian Development Bank	0.000%	10/24/29	EUR	7,412	6,716
	Asian Development Bank	0.025%	1/31/30	EUR	3,566	3,205
	Asian Development Bank	0.100%	6/17/31	EUR	3,953	3,430

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Asian Development Bank	1.950%	7/22/32	EUR	9,175	8,985
Asian Development Bank	4.800%	1/17/33	AUD	15,000	9,554
Asian Development Bank	2.000%	6/10/37	EUR	5,331	4,949
Asian Infrastructure Investment Bank	1.000%	5/6/26	AUD	6,258	3,762
Asian Infrastructure Investment Bank	3.000%	2/14/28	EUR	34,900	36,947
Corp. Andina de Fomento	1.625%	6/3/25	EUR	5,335	5,547
Corp. Andina de Fomento	0.250%	2/4/26	EUR	300	300
Corp. Andina de Fomento	0.500%	2/26/26	CHF	4,265	4,541
Corp. Andina de Fomento	2.375%	7/13/27	EUR	3,960	4,034
Corp. Andina de Fomento	4.500%	9/14/27	AUD	784	488
Corp. Andina de Fomento	4.500%	3/7/28	EUR	6,937	7,548
Corp. Andina de Fomento	3.625%	2/13/30	EUR	15,500	16,340
Council of Europe Development Bank	0.750%	6/9/25	EUR	23,409	24,233
Council of Europe Development Bank	0.375%	6/8/26	EUR	52,357	52,568
Council of Europe Development Bank	0.000%	4/9/27	EUR	4,530	4,408
Council of Europe Development Bank	0.250%	1/19/32	EUR	10,662	9,243
Council of Europe Development Bank	2.625%	1/11/34	EUR	14,000	14,374
EUROFIMA	3.900%	12/19/25	AUD	495	316
EUROFIMA	3.000%	5/15/26	CHF	3,185	3,584
EUROFIMA	2.600%	1/13/27	AUD	12,160	7,439
EUROFIMA	4.550%	3/30/27	CAD	1,330	967
EUROFIMA	3.350%	5/21/29	AUD	2,130	1,278
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/30	CHF	5,000	5,931
European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	488	633
European Financial Stability Facility	0.500%	7/11/25	EUR	14,628	15,092
European Financial Stability Facility	0.000%	10/15/25	EUR	23,988	24,399
European Financial Stability Facility	0.400%	5/31/26	EUR	39,783	40,078
European Financial Stability Facility	0.000%	7/20/26	EUR	30,199	30,025
European Financial Stability Facility	2.750%	8/17/26	EUR	50,000	52,764
European Financial Stability Facility	0.750%	5/3/27	EUR	22,287	22,188
European Financial Stability Facility	0.875%	7/26/27	EUR	12,190	12,132
European Financial Stability Facility	0.000%	10/13/27	EUR	19,000	18,230
European Financial Stability Facility	0.950%	2/14/28	EUR	10,546	10,398
European Financial Stability Facility	0.875%	9/5/28	EUR	37,997	36,989
European Financial Stability Facility	3.000%	12/15/28	EUR	60,000	63,848
European Financial Stability Facility	2.625%	7/16/29	EUR	60,000	62,813
European Financial Stability Facility	0.050%	10/17/29	EUR	12,853	11,684
European Financial Stability Facility	2.750%	12/3/29	EUR	2,683	2,822
European Financial Stability Facility	0.125%	3/18/30	EUR	16,054	14,497
European Financial Stability Facility	3.875%	3/30/32	EUR	9,752	11,025
European Financial Stability Facility	2.375%	6/21/32	EUR	10,000	10,155
European Financial Stability Facility	2.875%	2/16/33	EUR	35,000	36,846
European Financial Stability Facility	1.250%	5/24/33	EUR	26,655	24,408
European Financial Stability Facility	3.000%	9/4/34	EUR	2,536	2,682
European Financial Stability Facility	0.875%	4/10/35	EUR	40,133	33,896
European Financial Stability Facility	3.375%	4/3/37	EUR	20,095	21,755
European Financial Stability Facility	3.375%	8/30/38	EUR	25,000	26,925
European Financial Stability Facility	1.450%	9/5/40	EUR	12,046	9,904
European Financial Stability Facility	1.700%	2/13/43	EUR	18,100	15,051
European Financial Stability Facility	2.350%	7/29/44	EUR	8,632	7,935
European Financial Stability Facility	1.200%	2/17/45	EUR	19,797	14,610
European Financial Stability Facility	1.375%	5/31/47	EUR	33,282	24,821
European Financial Stability Facility	1.800%	7/10/48	EUR	21,896	17,540
European Financial Stability Facility	0.700%	1/20/50	EUR	22,235	13,216
European Financial Stability Facility	0.050%	1/18/52	EUR	13,710	6,140
European Financial Stability Facility	0.700%	1/17/53	EUR	265	148
European Financial Stability Facility	1.750%	7/17/53	EUR	4,262	3,231
European Financial Stability Facility	2.000%	2/28/56	EUR	11,569	9,220
European Investment Bank	1.125%	6/19/25	GBP	15,500	18,530
European Investment Bank	0.375%	7/16/25	EUR	11,263	11,602
European Investment Bank	2.750%	9/15/25	EUR	79,503	84,180
European Investment Bank	4.500%	10/15/25	EUR	7,314	7,928
European Investment Bank	2.900%	10/17/25	AUD	37,662	23,823
European Investment Bank	0.000%	3/13/26	EUR	4,876	4,906
European Investment Bank	0.375%	4/14/26	EUR	26,979	27,250
European Investment Bank	0.875%	5/15/26	GBP	5,000	5,778
European Investment Bank	3.100%	8/17/26	AUD	17,243	10,811

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	2.750%	8/25/26	PLN	4,898	1,132
European Investment Bank	1.000%	9/21/26	GBP	14,060	16,094
European Investment Bank	0.100%	10/15/26	EUR	12,889	12,777
European Investment Bank	1.750%	11/12/26	SEK	325,000	28,296
European Investment Bank	1.250%	11/13/26	EUR	2,926	2,978
European Investment Bank	0.125%	12/14/26	GBP	15,000	16,658
European Investment Bank	0.000%	12/22/26	EUR	32,032	31,507
European Investment Bank	0.500%	1/15/27	EUR	26,184	26,064
European Investment Bank	3.500%	4/15/27	EUR	2,439	2,632
European Investment Bank	0.000%	6/17/27	EUR	10,000	9,697
European Investment Bank	0.375%	9/15/27	EUR	29,486	28,767
European Investment Bank	3.750%	12/7/27	GBP	1,853	2,251
European Investment Bank	0.875%	1/14/28	EUR	25,000	24,641
European Investment Bank	1.000%	1/28/28	CAD	4,462	2,875
European Investment Bank	3.300%	2/3/28	AUD	1,103	682
European Investment Bank	0.000%	3/28/28	EUR	43,652	41,409
European Investment Bank	1.375%	5/12/28	SEK	36,740	3,095
European Investment Bank	0.000%	5/15/28	EUR	4,876	4,608
European Investment Bank	4.200%	8/21/28	AUD	10,000	6,364
European Investment Bank	0.000%	9/28/28	EUR	13,328	12,470
European Investment Bank	0.000%	12/7/28	GBP	1,268	1,287
European Investment Bank	6.000%	12/7/28	GBP	7,802	10,324
European Investment Bank	0.625%	1/22/29	EUR	32,628	31,172
European Investment Bank	4.000%	2/15/29	GBP	69,210	84,578
European Investment Bank	3.300%	5/25/29	AUD	11,476	6,952
European Investment Bank	0.125%	6/20/29	EUR	5,606	5,172
European Investment Bank	0.250%	9/14/29	EUR	13,856	12,793
European Investment Bank	0.050%	11/15/29	EUR	20,000	18,169
European Investment Bank	0.050%	1/16/30	EUR	18,917	17,113
European Investment Bank	4.000%	4/15/30	EUR	3,475	3,908
European Investment Bank	2.750%	7/30/30	EUR	40,502	42,593
European Investment Bank	0.000%	9/9/30	EUR	7,269	6,423
European Investment Bank	2.750%	9/13/30	EUR	14,627	15,381
European Investment Bank	4.875%	12/16/30	GBP	15,000	19,201
European Investment Bank	0.000%	1/14/31	EUR	49,156	42,992
European Investment Bank	1.300%	1/27/31	AUD	5,490	2,814
European Investment Bank	1.000%	3/14/31	EUR	26,035	24,397
European Investment Bank	2.875%	10/15/31	EUR	35,555	37,839
European Investment Bank	1.000%	4/14/32	EUR	15,604	14,326
European Investment Bank	1.125%	11/15/32	EUR	9,752	8,957
European Investment Bank	2.875%	1/12/33	EUR	18,511	19,476
European Investment Bank	1.125%	4/13/33	EUR	14,628	13,285
European Investment Bank	3.000%	7/15/33	EUR	47,379	50,239
European Investment Bank	2.750%	1/16/34	EUR	35,683	36,978
European Investment Bank	0.050%	10/13/34	EUR	23,779	18,556
European Investment Bank	2.625%	3/15/35	EUR	3,462	3,523
European Investment Bank	0.010%	11/15/35	EUR	18,659	13,941
European Investment Bank	0.200%	3/17/36	EUR	20,993	15,882
European Investment Bank	3.125%	6/30/36	CHF	5,495	7,263
European Investment Bank	1.125%	9/15/36	EUR	23,407	19,803
European Investment Bank	3.875%	6/8/37	GBP	5,633	6,485
European Investment Bank	0.500%	11/13/37	EUR	720	544
European Investment Bank	3.000%	2/15/39	EUR	25,267	26,209
European Investment Bank	5.000%	4/15/39	GBP	3,416	4,362
European Investment Bank	2.750%	3/15/40	EUR	9,045	9,072
European Investment Bank	0.250%	6/15/40	EUR	10,993	7,366
European Investment Bank	0.010%	5/15/41	EUR	6,000	3,723
European Investment Bank	3.625%	3/14/42	EUR	2,731	3,037
European Investment Bank	1.000%	11/14/42	EUR	4,876	3,576
European Investment Bank	4.500%	3/7/44	GBP	4,145	4,924
European Investment Bank	1.750%	9/15/45	EUR	6,847	5,627
European Investment Bank	0.875%	9/13/47	EUR	4,876	3,229
European Investment Bank	1.500%	11/15/47	EUR	2,439	1,858
European Investment Bank	1.500%	10/16/48	EUR	30,500	22,888
European Investment Bank	0.050%	1/27/51	EUR	12,351	5,718
European Investment Bank	4.625%	10/12/54	GBP	3,755	4,414
European Stability Mechanism	1.000%	9/23/25	EUR	19,503	20,145

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Stability Mechanism	0.500%	3/2/26	EUR	22,771	23,122
European Stability Mechanism	0.000%	12/15/26	EUR	42,500	41,759
European Stability Mechanism	0.750%	3/15/27	EUR	21,175	21,133
European Stability Mechanism	0.750%	9/5/28	EUR	12,598	12,196
European Stability Mechanism	0.500%	3/5/29	EUR	20,478	19,399
European Stability Mechanism	2.625%	9/18/29	EUR	25,000	26,151
European Stability Mechanism	0.010%	3/4/30	EUR	33,146	29,771
European Stability Mechanism	0.010%	10/15/31	EUR	19,798	16,997
European Stability Mechanism	1.125%	5/3/32	EUR	2,550	2,362
European Stability Mechanism	1.200%	5/23/33	EUR	5,852	5,360
European Stability Mechanism	3.000%	8/23/33	EUR	10,000	10,645
European Stability Mechanism	1.625%	11/17/36	EUR	19,479	17,466
European Stability Mechanism	1.750%	10/20/45	EUR	4,876	3,992
European Stability Mechanism	1.800%	11/2/46	EUR	20,455	16,853
European Stability Mechanism	1.850%	12/1/55	EUR	17,645	13,446
European Union	0.000%	7/6/26	EUR	53,409	53,192
European Union	3.000%	9/4/26	EUR	3,475	3,696
European Union	2.750%	10/5/26	EUR	237,700	251,307
European Union	2.000%	10/4/27	EUR	61,375	63,299
European Union	2.500%	11/4/27	EUR	9,264	9,689
European Union	2.875%	12/6/27	EUR	28,532	30,242
European Union	2.875%	4/4/28	EUR	2,439	2,584
European Union	0.000%	6/2/28	EUR	50,782	47,952
European Union	0.000%	10/4/28	EUR	30,216	28,295
European Union	3.125%	12/5/28	EUR	56,374	60,387
European Union	0.000%	7/4/29	EUR	27,980	25,595
European Union	1.375%	10/4/29	EUR	7,802	7,649
European Union	1.625%	12/4/29	EUR	133,393	132,108
European Union	0.000%	10/4/30	EUR	3,000	2,651
European Union	3.125%	12/4/30	EUR	36,299	39,008
European Union	0.750%	4/4/31	EUR	25,969	23,844
European Union	0.000%	4/22/31	EUR	17,863	15,503
European Union	0.000%	7/4/31	EUR	110,537	95,317
European Union	1.000%	7/6/32	EUR	72,766	66,436
European Union	2.750%	2/4/33	EUR	64,000	66,822
European Union	3.250%	7/4/34	EUR	54,957	59,339
European Union	3.000%	12/4/34	EUR	70,000	73,813
European Union	0.000%	7/4/35	EUR	36,676	27,639
European Union	1.125%	4/4/36	EUR	9,752	8,317
European Union	0.250%	4/22/36	EUR	25,620	19,425
European Union	0.200%	6/4/36	EUR	51,634	38,792
European Union	0.400%	2/4/37	EUR	63,606	48,428
European Union	0.875%	3/11/37	EUR	3,132	2,531
European Union	1.125%	6/4/37	EUR	1,496	1,238
European Union	2.750%	12/4/37	EUR	42,017	42,389
European Union	3.375%	4/4/38	EUR	1,305	1,408
European Union	3.375%	10/4/38	EUR	65,761	70,818
European Union	0.100%	10/4/40	EUR	28,358	18,214
European Union	0.450%	7/4/41	EUR	31,314	20,965
European Union	3.750%	4/4/42	EUR	4,876	5,459
European Union	3.375%	11/4/42	EUR	79,394	84,908
European Union	1.250%	2/4/43	EUR	2,911	2,223
European Union	4.000%	4/4/44	EUR	54,172	62,668
European Union	0.450%	5/2/46	EUR	19,811	11,789
European Union	0.750%	1/4/47	EUR	32,693	20,865
European Union	2.625%	2/4/48	EUR	58,173	54,834
European Union	3.250%	2/4/50	EUR	51,031	53,206
European Union	0.700%	7/6/51	EUR	78,368	44,906
European Union	2.500%	10/4/52	EUR	60,551	54,014
European Union	3.000%	3/4/53	EUR	87,818	86,592
Inter-American Development Bank	0.750%	10/15/25	CAD	2,314	1,587
Inter-American Development Bank	2.750%	10/30/25	AUD	5,338	3,367
Inter-American Development Bank	1.250%	12/15/25	GBP	11,956	14,060
Inter-American Development Bank	4.400%	1/26/26	CAD	13	9
Inter-American Development Bank	4.250%	6/11/26	AUD	637	410
Inter-American Development Bank	1.000%	6/29/26	CAD	3,300	2,225
Inter-American Development Bank	0.500%	9/15/26	GBP	4,876	5,508

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Inter-American Development Bank	0.875%	8/27/27	CAD	3,091	2,007
Inter-American Development Bank	3.100%	2/22/28	AUD	30,000	18,398
Inter-American Development Bank	3.400%	5/24/28	CAD	5,400	3,801
Inter-American Development Bank	2.125%	12/15/28	GBP	5,331	6,002
Inter-American Development Bank	3.290%	6/28/32	AUD	1,762	1,007
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	6,170	3,983
International Bank for Reconstruction & Development	0.750%	7/2/25	CAD	7,990	5,535
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	5,093	3,217
International Bank for Reconstruction & Development	0.625%	1/14/26	CAD	3,052	2,067
International Bank for Reconstruction & Development	0.750%	6/10/26	NZD	1,007	541
International Bank for Reconstruction & Development	0.250%	7/22/26	GBP	2,439	2,755
International Bank for Reconstruction & Development	1.200%	7/22/26	CAD	2,265	1,530
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	8,081	5,044
International Bank for Reconstruction & Development	0.750%	12/15/26	GBP	6,763	7,624
International Bank for Reconstruction & Development	0.000%	1/15/27	EUR	22,515	22,081
International Bank for Reconstruction & Development	1.800%	1/19/27	CAD	5,282	3,583
International Bank for Reconstruction & Development	0.250%	9/23/27	GBP	9,752	10,547
International Bank for Reconstruction & Development	0.625%	9/24/27	NZD	1,510	766
International Bank for Reconstruction & Development	0.875%	9/28/27	CAD	2,649	1,717
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	5,365	5,258
International Bank for Reconstruction & Development	4.400%	1/13/28	AUD	30,000	19,297
International Bank for Reconstruction & Development	3.700%	1/18/28	CAD	7,600	5,407
International Bank for Reconstruction & Development	0.010%	4/24/28	EUR	29,171	27,603
International Bank for Reconstruction & Development	1.625%	5/10/28	NZD	19,265	9,944
International Bank for Reconstruction & Development	0.625%	7/14/28	GBP	19,078	20,309
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,617	993
International Bank for Reconstruction & Development	3.875%	10/2/28	GBP	28,999	35,343
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	100	127
International Bank for Reconstruction & Development	1.250%	12/13/28	GBP	14,488	15,684
International Bank for Reconstruction & Development	0.250%	5/21/29	EUR	10,300	9,574
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	886	574
International Bank for Reconstruction & Development	1.000%	12/21/29	GBP	2,130	2,207
International Bank for Reconstruction & Development	0.000%	2/21/30	EUR	5,571	4,998
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	2,633	2,427
International Bank for Reconstruction & Development	4.250%	9/18/30	CAD	15,000	10,882
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	2,926	3,958
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	25,257	22,028
International Bank for Reconstruction & Development	4.200%	4/21/33	AUD	7,000	4,262
International Bank for Reconstruction & Development	2.900%	2/14/34	EUR	25,106	26,298
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	18,703	16,659
International Bank for Reconstruction & Development	0.500%	6/21/35	EUR	2,156	1,730
International Bank for Reconstruction & Development	0.100%	9/17/35	EUR	3,699	2,812
International Bank for Reconstruction & Development	3.100%	4/14/38	EUR	4,500	4,707
International Bank for Reconstruction & Development	3.450%	9/13/38	EUR	15,455	16,814
International Bank for Reconstruction & Development	0.700%	10/22/46	EUR	8,840	5,629
International Bank for Reconstruction & Development	0.125%	1/3/51	EUR	3,206	1,535
International Bank for Reconstruction & Development	0.200%	1/21/61	EUR	2,633	1,012
International Development Assn.	0.750%	9/21/28	GBP	2,498	2,643
International Development Assn.	0.000%	7/15/31	EUR	10,662	9,150
International Development Assn.	0.350%	4/22/36	EUR	10,861	8,353
International Development Assn.	1.750%	5/5/37	EUR	15,000	13,475
International Development Assn.	0.700%	1/17/42	EUR	7,760	5,356
International Development Assn.	3.200%	1/18/44	EUR	15,000	15,462
International Finance Corp.	0.625%	9/16/25	CAD	2,400	1,648
International Finance Corp.	0.250%	12/15/25	GBP	4,974	5,754
International Finance Corp.	3.200%	7/22/26	AUD	24,659	15,511
International Finance Corp.	4.500%	8/21/26	CAD	2,425	1,758
International Finance Corp.	0.875%	9/15/26	GBP	7,310	8,319
International Finance Corp.	1.850%	1/28/27	CAD	2,212	1,501
International Finance Corp.	0.750%	7/22/27	GBP	4,876	5,355
International Finance Corp.	3.200%	10/18/27	AUD	589	364
International Finance Corp.	0.750%	5/24/28	AUD	17,000	9,431
International Finance Corp.	4.875%	12/19/28	NZD	5,000	2,919
International Finance Corp.	3.150%	6/26/29	AUD	2,336	1,403
International Finance Corp.	1.250%	2/6/31	AUD	10,000	5,107
International Finance Corp.	3.635%	8/26/33	AUD	6,500	3,755
International Finance Corp.	1.500%	4/15/35	AUD	6,322	2,823

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordic Investment Bank	0.500%	11/3/25	EUR	9,545	9,756
Nordic Investment Bank	0.125%	12/15/26	GBP	17,632	19,518
Nordic Investment Bank	1.375%	1/27/28	SEK	8,000	676
					5,082,377
Sweden (0.3%)
Kingdom of Sweden	2.500%	5/12/25	SEK	63,320	5,699
Kingdom of Sweden	0.750%	5/12/28	SEK	3,430	289
Kingdom of Sweden	0.750%	11/12/29	SEK	190,485	15,726
Kingdom of Sweden	0.125%	5/12/31	SEK	967,920	74,609
Kingdom of Sweden	2.250%	6/1/32	SEK	197,155	17,588
Kingdom of Sweden	1.750%	11/11/33	SEK	220,000	18,732
Kingdom of Sweden	3.500%	3/30/39	SEK	8,895	896
Kingdom of Sweden	1.375%	6/23/71	SEK	206,590	11,777
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	192,960	16,969
Kommuninvest I Sverige AB	0.750%	2/4/26	SEK	346,410	29,970
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	293,810	25,131
Kommuninvest I Sverige AB	3.000%	3/12/29	SEK	500,000	44,718
Kommuninvest I Sverige AB	0.875%	5/16/29	SEK	50,000	4,032
Kommuninvest I Sverige AB	3.250%	11/12/29	SEK	150,000	13,534
Svensk Exportkredit AB	2.750%	2/23/28	EUR	25,000	26,114
Svensk Exportkredit AB	4.300%	5/30/28	AUD	11,000	6,951
					312,735
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/34	CHF	8,135	8,973
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	1,745	1,935
Canton of Geneva Switzerland	0.030%	6/28/30	CHF	13,000	13,143
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	790	875
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	2,455	2,405
Canton of Geneva Switzerland	0.600%	7/4/46	CHF	1,470	1,361
Canton of Vaud	2.000%	10/24/33	CHF	4,365	5,098
Canton of Zurich	1.250%	12/3/32	CHF	1,475	1,612
Canton of Zurich	0.000%	11/10/33	CHF	1,000	973
Canton of Zurich	2.000%	7/29/38	CHF	4,900	5,914
Canton of Zurich	0.250%	7/12/39	CHF	6,125	5,717
Swiss Confederation	1.250%	6/11/24	CHF	10,382	11,292
Swiss Confederation	1.500%	7/24/25	CHF	8,546	9,353
Swiss Confederation	1.250%	5/28/26	CHF	71,283	78,024
Swiss Confederation	3.250%	6/27/27	CHF	24,407	28,500
Swiss Confederation	0.000%	6/22/29	CHF	23,432	24,434
Swiss Confederation	2.250%	6/22/31	CHF	43,611	52,259
Swiss Confederation	0.500%	6/27/32	CHF	6,954	7,398
Swiss Confederation	3.500%	4/8/33	CHF	10,088	13,562
Swiss Confederation	0.000%	6/26/34	CHF	10,459	10,538
Swiss Confederation	0.250%	6/23/35	CHF	43,369	44,863
Swiss Confederation	2.500%	3/8/36	CHF	3,013	3,931
Swiss Confederation	1.250%	6/27/37	CHF	14,813	17,154
Swiss Confederation	1.500%	10/26/38	CHF	16,000	19,314
Swiss Confederation	0.000%	7/24/39	CHF	18,615	18,100
Swiss Confederation	1.500%	4/30/42	CHF	20,126	24,702
Swiss Confederation	1.250%	6/28/43	CHF	10,000	11,924
Swiss Confederation	0.500%	6/28/45	CHF	25,243	26,341
Swiss Confederation	4.000%	1/6/49	CHF	9,163	17,346
Swiss Confederation	0.500%	5/24/55	CHF	10,062	10,460
Swiss Confederation	0.500%	5/30/58	CHF	15,857	16,558
Swiss Confederation	2.000%	6/25/64	CHF	2,351	3,839
					497,898
Thailand (0.8%)
Kingdom of Thailand	0.950%	6/17/25	THB	1,672,226	44,431
Kingdom of Thailand	3.850%	12/12/25	THB	612,082	16,900
Kingdom of Thailand	2.350%	6/17/26	THB	500,000	13,485
Kingdom of Thailand	2.125%	12/17/26	THB	703,592	18,850
Kingdom of Thailand	2.250%	3/17/27	THB	2,550,000	68,494
Kingdom of Thailand	1.000%	6/17/27	THB	1,732,978	44,771
Kingdom of Thailand	3.580%	12/17/27	THB	470,725	13,206
Kingdom of Thailand	5.670%	3/13/28	THB	58,761	1,771
Kingdom of Thailand	2.650%	6/17/28	THB	1,250,000	33,900

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	2.875%	12/17/28	THB	1,067,863	29,255
	Kingdom of Thailand	2.400%	3/17/29	THB	1,100,000	29,450
	Kingdom of Thailand	4.875%	6/22/29	THB	852,018	25,512
	Kingdom of Thailand	1.600%	12/17/29	THB	1,106,839	28,306
	Kingdom of Thailand	3.650%	6/20/31	THB	602,289	17,262
	Kingdom of Thailand	2.000%	12/17/31	THB	2,376,277	61,105
	Kingdom of Thailand	3.775%	6/25/32	THB	738,415	21,412
	Kingdom of Thailand	3.350%	6/17/33	THB	1,550,000	43,687
	Kingdom of Thailand	2.800%	6/17/34	THB	300,000	8,137
	Kingdom of Thailand	1.600%	6/17/35	THB	196,901	4,696
	Kingdom of Thailand	1.585%	12/17/35	THB	1,280,397	30,208
	Kingdom of Thailand	3.400%	6/17/36	THB	899,997	25,407
	Kingdom of Thailand	3.390%	6/17/37	THB	1,326,385	37,392
	Kingdom of Thailand	4.260%	12/12/37	THB	135,638	4,098
	Kingdom of Thailand	3.300%	6/17/38	THB	1,278,753	35,653
	Kingdom of Thailand	3.800%	6/14/41	THB	73,451	2,158
	Kingdom of Thailand	2.000%	6/17/42	THB	1,009,882	22,844
	Kingdom of Thailand	3.450%	6/17/43	THB	860,000	23,640
	Kingdom of Thailand	4.675%	6/29/44	THB	451,239	14,674
	Kingdom of Thailand	2.875%	6/17/46	THB	553,090	13,882
	Kingdom of Thailand	3.140%	6/17/47	THB	1,000,000	26,019
	Kingdom of Thailand	1.875%	6/17/49	THB	656,063	13,302
	Kingdom of Thailand	2.750%	6/17/52	THB	402,800	9,628
	Kingdom of Thailand	4.000%	6/17/55	THB	758,740	22,569
	Kingdom of Thailand	4.850%	6/17/61	THB	7,038	234
	Kingdom of Thailand	4.000%	6/17/66	THB	450,778	12,891
	Kingdom of Thailand	3.600%	6/17/67	THB	1,147,041	30,005
	Kingdom of Thailand	2.500%	6/17/71	THB	217,737	4,197
	Kingdom of Thailand	4.000%	6/17/72	THB	525,000	14,981
						868,412
United Kingdom (4.5%)
[1]	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	2,097	2,561
	LCR Finance plc	4.500%	12/7/28	GBP	3,657	4,534
	LCR Finance plc	4.500%	12/7/38	GBP	780	937
	LCR Finance plc	5.100%	3/7/51	GBP	3,267	4,139
	Transport for London	3.875%	7/23/42	GBP	282	287
	Transport for London	3.625%	5/15/45	GBP	2,281	2,192
	United Kingdom Gilt	3.500%	10/22/25	GBP	265,181	324,918
	United Kingdom Gilt	1.500%	7/22/26	GBP	50,000	58,574
	United Kingdom Gilt	0.375%	10/22/26	GBP	91,579	103,485
	United Kingdom Gilt	4.125%	1/29/27	GBP	233,063	287,952
	United Kingdom Gilt	3.750%	3/7/27	GBP	139,760	170,703
	United Kingdom Gilt	4.250%	12/7/27	GBP	21,584	26,877
	United Kingdom Gilt	0.125%	1/31/28	GBP	12,020	12,855
	United Kingdom Gilt	4.500%	6/7/28	GBP	112,347	140,877
	United Kingdom Gilt	0.500%	1/31/29	GBP	294,499	308,713
	United Kingdom Gilt	0.875%	10/22/29	GBP	64,924	67,971
	United Kingdom Gilt	0.375%	10/22/30	GBP	45,000	44,096
	United Kingdom Gilt	4.750%	12/7/30	GBP	85,775	110,359
	United Kingdom Gilt	0.250%	7/31/31	GBP	129,501	121,842
	United Kingdom Gilt	4.000%	10/22/31	GBP	85,160	104,415
	United Kingdom Gilt	1.000%	1/31/32	GBP	185,867	182,620
	United Kingdom Gilt	4.250%	6/7/32	GBP	67,195	83,951
	United Kingdom Gilt	3.250%	1/31/33	GBP	120,000	138,296
	United Kingdom Gilt	0.875%	7/31/33	GBP	65,000	60,068
	United Kingdom Gilt	4.625%	1/31/34	GBP	100,000	127,403
	United Kingdom Gilt	4.500%	9/7/34	GBP	56,116	70,655
	United Kingdom Gilt	0.625%	7/31/35	GBP	213,742	177,730
	United Kingdom Gilt	4.250%	3/7/36	GBP	78,944	96,573
	United Kingdom Gilt	1.750%	9/7/37	GBP	138,895	125,277
	United Kingdom Gilt	3.750%	1/29/38	GBP	98,414	112,456
	United Kingdom Gilt	4.750%	12/7/38	GBP	41,141	52,135
	United Kingdom Gilt	1.125%	1/31/39	GBP	84,557	66,284
	United Kingdom Gilt	4.250%	9/7/39	GBP	55,057	65,764
	United Kingdom Gilt	4.250%	12/7/40	GBP	33,747	40,023
	United Kingdom Gilt	1.250%	10/22/41	GBP	138,909	102,596
	United Kingdom Gilt	4.500%	12/7/42	GBP	61,370	74,414

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	4.750%	10/22/43	GBP	88,981	110,807
United Kingdom Gilt	3.250%	1/22/44	GBP	90,571	91,220
United Kingdom Gilt	3.500%	1/22/45	GBP	87,493	90,892
United Kingdom Gilt	0.875%	1/31/46	GBP	94,976	56,539
United Kingdom Gilt	4.250%	12/7/46	GBP	96,489	111,388
United Kingdom Gilt	1.500%	7/22/47	GBP	67,700	45,881
United Kingdom Gilt	1.750%	1/22/49	GBP	56,167	39,521
United Kingdom Gilt	4.250%	12/7/49	GBP	69,044	79,237
United Kingdom Gilt	0.625%	10/22/50	GBP	41,212	19,747
United Kingdom Gilt	1.250%	7/31/51	GBP	94,095	54,897
United Kingdom Gilt	3.750%	7/22/52	GBP	49,139	51,531
United Kingdom Gilt	1.500%	7/31/53	GBP	79,863	48,761
United Kingdom Gilt	3.750%	10/22/53	GBP	110,987	116,140
United Kingdom Gilt	4.375%	7/31/54	GBP	161,935	188,934
United Kingdom Gilt	1.625%	10/22/54	GBP	49,998	31,203
United Kingdom Gilt	4.250%	12/7/55	GBP	77,289	88,124
United Kingdom Gilt	1.750%	7/22/57	GBP	72,276	45,718
United Kingdom Gilt	4.000%	1/22/60	GBP	51,133	55,884
United Kingdom Gilt	0.500%	10/22/61	GBP	80,268	28,356
United Kingdom Gilt	4.000%	10/22/63	GBP	80,496	87,916
United Kingdom Gilt	2.500%	7/22/65	GBP	80,050	60,795
United Kingdom Gilt	3.500%	7/22/68	GBP	70,330	69,122
United Kingdom Gilt	1.625%	10/22/71	GBP	86,164	47,167
United Kingdom Gilt	1.125%	10/22/73	GBP	45,509	19,708
					5,114,020
Total Sovereign Bonds (Cost $101,533,199)					86,882,009

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[10]	Vanguard Market Liquidity Fund (Cost $799,638)	5.394%	7,997,737	799,694
Total Investments (98.0%) (Cost $129,087,641)	111,496,426
Other Assets and Liabilities—Net (2.0%)	2,228,629
Net Assets (100.0%)	113,725,055
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Guaranteed by the Republic of Austria.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $21,268,675,000, representing 18.7% of net assets.
4	Guaranteed by Commissioners of His Majesty's Treasury.
5	Securities with a value of $1,715,335,000 have been pledged as collateral for open forward currency contracts.
6	Guaranteed by the Government of Canada.
7	Securities with a value of $12,702,000 have been segregated as initial margin for open centrally cleared non-deliverable forward currency contracts.
8	Securities with a value of $12,083,000 have been segregated as initial margin for open futures contracts.
9	Guaranteed by the Federal Republic of Germany.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romania new leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bund	June 2024	718	99,674	(59)
Long Gilt	June 2024	685	81,982	(23)
Euro-Schatz	June 2024	4,475	501,976	(2,509)
				(2,591)

Total International Bond II Index Fund
Centrally Cleared Non-Deliverable Forward Currency Contracts
Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
	Currency Purchased		Currency Sold
5/6/24	CLP	14,785,000	USD	15,662	—	(264)
5/6/24	COP	495,000,000	USD	127,218	—	(1,176)
5/6/24	COP	165,000,000	USD	41,921	93	—
5/6/24	PEN	148,000	USD	39,647	—	(336)
5/6/24	USD	30,486	CLP	30,000,000	—	(759)
6/5/24	USD	15,652	CLP	14,785,000	258	—
6/6/24	USD	126,564	COP	495,000,000	1,108	—
5/6/24	USD	110,186	COP	429,000,000	950	—
6/6/24	USD	41,697	COP	165,000,000	—	(122)
6/5/24	USD	39,631	PEN	148,000	335	—
					2,744	(2,657)

Over-the-Counter Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/4/24	AUD	150,577	USD	97,875	—	(226)
Toronto-Dominion Bank	5/3/24	CHF	672,050	USD	733,858	—	(2,529)
BNP Paribas	5/3/24	CHF	145,106	USD	158,214	—	(309)
UBS AG	5/3/24	CHF	114,877	USD	125,254	—	(244)
State Street Bank & Trust Co.	5/6/24	CLP	45,711,000	USD	48,131	—	(524)
Deutsche Bank AG	5/6/24	CLP	39,600,000	USD	41,774	—	(531)
Wells Fargo Bank N.A.	5/6/24	CLP	39,600,000	USD	41,525	—	(282)
Standard Chartered Bank	5/7/24	CNY	5,814,530	USD	803,186	14,840	—
HSBC Bank plc	5/7/24	CNY	2,392,007	USD	330,415	6,107	—
State Street Bank & Trust Co.	5/7/24	CNY	1,938,306	USD	267,500	5,193	—
HSBC Bank plc	6/4/24	CNY	210,813	USD	29,203	433	—
State Street Bank & Trust Co.	5/6/24	COP	211,000,000	USD	53,344	383	—
Citibank, N.A.	5/6/24	COP	165,000,000	USD	42,493	—	(479)
Toronto-Dominion Bank	5/6/24	COP	165,000,000	USD	42,482	—	(468)
State Street Bank & Trust Co.	5/6/24	COP	109,094,003	USD	27,973	—	(194)
Citibank, N.A.	5/3/24	COP	51,000,000	USD	13,060	—	(67)
State Street Bank & Trust Co.	6/6/24	COP	29,153,353	USD	7,449	—	(61)
Wells Fargo Bank N.A.	5/3/24	CZK	5,467,572	USD	233,355	—	(1,380)
UBS AG	5/3/24	CZK	5,467,572	USD	232,613	—	(638)
Standard Chartered Bank	5/3/24	CZK	784,364	USD	33,313	—	(35)
Deutsche Bank AG	5/3/24	CZK	540,000	USD	22,774	137	—
UBS AG	6/4/24	CZK	203,294	USD	8,635	—	(9)
BNP Paribas	5/3/24	EUR	8,716,295	USD	9,330,774	—	(27,653)
Toronto-Dominion Bank	5/3/24	EUR	6,698,392	USD	7,164,821	—	(15,458)
Societe Generale SA	5/3/24	EUR	6,160,000	USD	6,601,756	—	(27,034)
Canadian Imperial Bank of Commerce	5/3/24	EUR	5,110,667	USD	5,477,604	—	(22,861)
UBS AG	5/3/24	EUR	3,471,262	USD	3,717,135	—	(12,170)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/3/24	EUR	3,432,018	USD	3,679,397	—	(16,317)
Citibank, N.A.	5/3/24	EUR	2,800,000	USD	3,001,320	—	(12,810)
HSBC Bank plc	5/3/24	EUR	2,614,154	USD	2,797,539	—	(7,386)
Bank of America, N.A.	5/3/24	EUR	2,466,057	USD	2,641,391	—	(9,307)
Wells Fargo Bank N.A.	5/3/24	EUR	1,680,000	USD	1,802,080	—	(8,974)
The Bank of New York Mellon Corp.	5/3/24	EUR	1,680,000	USD	1,800,904	—	(7,798)
State Street Bank & Trust Co.	5/3/24	EUR	1,680,000	USD	1,798,720	—	(5,614)
Royal Bank of Canada	5/3/24	EUR	611,353	USD	653,689	—	(1,177)
Deutsche Bank AG	5/3/24	EUR	560,000	USD	601,888	—	(4,186)
Commonwealth Bank of Australia	5/3/24	EUR	560,000	USD	599,872	—	(2,170)
Bank of Montreal	5/3/24	EUR	560,000	USD	598,976	—	(1,274)
Standard Chartered Bank	5/3/24	EUR	364,000	USD	389,953	—	(1,447)
Barclays Bank plc	6/4/24	EUR	210,000	USD	225,187	—	(759)
JPMorgan Chase Bank, N.A.	5/3/24	EUR	96,994	USD	103,919	—	(396)
Morgan Stanley Capital Services Inc.	5/3/24	EUR	50,000	USD	53,137	229	—
HSBC Bank plc	5/3/24	HKD	161,000	USD	20,581	2	—
BNP Paribas	5/3/24	HKD	80,000	USD	10,219	9	—
BNP Paribas	5/3/24	HUF	33,314,594	USD	91,365	—	(551)
UBS AG	5/3/24	HUF	29,473,594	USD	80,683	—	(340)
Standard Chartered Bank	5/3/24	HUF	16,960,278	USD	46,395	—	(162)
Standard Chartered Bank	5/3/24	IDR	7,951,521,600	USD	490,248	—	(1,252)
Deutsche Bank AG	5/3/24	IDR	7,793,021,600	USD	480,980	—	(1,736)
Deutsche Bank AG	5/3/24	IDR	3,896,510,800	USD	239,416	204	—
UBS AG	5/2/24	JPY	91,572,000	USD	584,920	—	(4,132)
Societe Generale SA	6/4/24	JPY	8,840,000	USD	57,475	—	(1,120)
JPMorgan Chase Bank, N.A.	5/3/24	KRW	2,630,656,755	USD	1,908,437	—	(7,122)
State Street Bank & Trust Co.	5/3/24	KRW	2,195,991,855	USD	1,601,405	—	(14,248)
HSBC Bank plc	5/3/24	KRW	908,429,270	USD	659,238	—	(2,668)
BNP Paribas	5/3/24	KRW	878,396,742	USD	637,906	—	(3,042)
Deutsche Bank AG	5/3/24	KRW	187,890,645	USD	138,388	—	(2,589)
Deutsche Bank AG	5/3/24	KRW	74,119,548	USD	53,624	—	(53)
Citibank, N.A.	6/4/24	KRW	69,223,779	USD	50,102	—	(74)
Bank of America, N.A.	5/3/24	KRW	17,000,000	USD	12,337	—	(50)
Deutsche Bank AG	6/4/24	KRW	7,636,000	USD	5,563	—	(45)
BNP Paribas	6/4/24	MXN	739,152	USD	43,164	—	(256)
Toronto-Dominion Bank	5/3/24	MXN	490,000	USD	28,637	—	(47)
BNP Paribas	5/3/24	MXN	200,000	USD	11,700	—	(31)
HSBC Bank plc	5/3/24	MYR	1,136,749	USD	238,051	—	(152)
Deutsche Bank AG	5/3/24	MYR	1,021,324	USD	213,954	—	(212)
Standard Chartered Bank	5/3/24	MYR	989,618	USD	207,467	—	(360)

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
BNP Paribas	5/3/24	MYR	989,618	USD	207,315	—	(208)
BNP Paribas	5/3/24	MYR	989,618	USD	206,912	196	—
BNP Paribas	5/3/24	NOK	1,983,607	USD	179,120	—	(540)
Deutsche Bank AG	5/2/24	NZD	100,000	USD	58,825	100	—
Societe Generale SA	5/6/24	PEN	148,168	USD	39,592	—	(237)
Wells Fargo Bank N.A.	5/6/24	PEN	116,000	USD	30,896	—	(85)
State Street Bank & Trust Co.	5/6/24	PEN	100,000	USD	26,838	—	(277)
Citibank, N.A.	5/6/24	PEN	100,000	USD	26,724	—	(163)
BNP Paribas	5/6/24	PLN	1,041,653	USD	258,599	—	(1,824)
Toronto-Dominion Bank	5/6/24	PLN	1,031,288	USD	256,032	—	(1,812)
Standard Chartered Bank	5/6/24	PLN	160,984	USD	39,785	—	(102)
HSBC Bank plc	5/7/24	RON	1,108,430	USD	239,130	—	(1,463)
Standard Chartered Bank	5/7/24	RON	53,771	USD	11,553	—	(24)
Toronto-Dominion Bank	5/3/24	SEK	5,538,346	USD	505,508	—	(2,892)
Deutsche Bank AG	5/3/24	SEK	4,203,618	USD	385,159	—	(3,671)
Bank of America, N.A.	5/3/24	SEK	485,800	USD	44,345	—	(258)
JPMorgan Chase Bank, N.A.	5/3/24	SEK	260,000	USD	23,739	—	(144)
Wells Fargo Bank N.A.	5/3/24	SGD	814,962	USD	598,532	—	(1,432)
Toronto-Dominion Bank	5/3/24	SGD	13,000	USD	9,533	—	(8)
Standard Chartered Bank	5/3/24	THB	12,886,200	USD	347,243	549	—
BNP Paribas	5/3/24	THB	6,443,100	USD	174,870	—	(974)
JPMorgan Chase Bank, N.A.	5/3/24	THB	6,443,100	USD	174,185	—	(288)
UBS AG	5/3/24	THB	6,443,100	USD	173,997	—	(100)
State Street Bank & Trust Co.	6/5/24	THB	477,662	USD	12,882	44	—
Commonwealth Bank of Australia	6/4/24	USD	2,409,465	AUD	3,706,818	5,595	—
Commonwealth Bank of Australia	5/2/24	USD	1,798,702	AUD	2,754,774	14,052	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	1,606,293	AUD	2,471,212	3,713	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	1,507,578	AUD	2,308,906	11,778	—
UBS AG	5/2/24	USD	453,783	AUD	694,984	3,545	—
BNP Paribas	5/2/24	USD	151,712	AUD	232,366	1,176	—
State Street Bank & Trust Co.	5/2/24	USD	122,053	AUD	187,000	907	—
Toronto-Dominion Bank	5/2/24	USD	3,775,444	CAD	5,106,883	65,679	—
Toronto-Dominion Bank	6/3/24	USD	3,516,341	CAD	4,828,578	6,914	—
Royal Bank of Canada	5/2/24	USD	1,530,739	CAD	2,072,104	25,512	—
Bank of Montreal	5/2/24	USD	1,217,583	CAD	1,650,000	18,983	—
The Bank of New York Mellon Corp.	6/3/24	USD	1,107,135	CAD	1,520,466	2,056	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Canadian Imperial Bank of Commerce	6/3/24	USD	983,569	CAD	1,350,000	2,384	—
Bank of Montreal	6/3/24	USD	818,491	CAD	1,123,935	1,610	—
Royal Bank of Canada	6/3/24	USD	544,503	CAD	747,701	1,071	—
The Bank of New York Mellon Corp.	5/2/24	USD	414,291	CAD	560,500	7,130	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	213,918	CAD	290,069	3,204	—
State Street Bank & Trust Co.	6/3/24	USD	180,254	CAD	247,479	385	—
State Street Bank & Trust Co.	5/2/24	USD	59,122	CAD	80,000	1,008	—
Toronto-Dominion Bank	6/4/24	USD	736,500	CHF	672,050	2,536	—
State Street Bank & Trust Co.	5/3/24	USD	567,871	CHF	510,685	12,140	—
Barclays Bank plc	5/3/24	USD	566,992	CHF	510,685	11,261	—
State Street Bank & Trust Co.	6/4/24	USD	507,457	CHF	462,153	2,728	—
BNP Paribas	6/4/24	USD	165,006	CHF	150,793	321	—
Toronto-Dominion Bank	5/3/24	USD	148,171	CHF	133,015	3,424	—
BNP Paribas	5/3/24	USD	138,771	CHF	124,577	3,206	—
UBS AG	6/4/24	USD	125,705	CHF	114,877	244	—
UBS AG	5/3/24	USD	117,214	CHF	105,224	2,708	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	11,139	CHF	10,000	257	—
Wells Fargo Bank N.A.	5/6/24	USD	81,140	CLP	79,696,000	—	(1,861)
Deutsche Bank AG	6/5/24	USD	41,747	CLP	39,600,000	517	—
Wells Fargo Bank N.A.	6/5/24	USD	41,509	CLP	39,600,000	279	—
State Street Bank & Trust Co.	5/6/24	USD	30,498	CLP	30,000,000	—	(746)
State Street Bank & Trust Co.	6/5/24	USD	28,136	CLP	26,711,000	325	—
Standard Chartered Bank	5/7/24	USD	839,437	CNY	6,041,794	—	(10,561)
Standard Chartered Bank	6/4/24	USD	805,511	CNY	5,814,530	—	(11,878)
HSBC Bank plc	5/7/24	USD	531,551	CNY	3,817,569	—	(5,530)
HSBC Bank plc	6/4/24	USD	307,998	CNY	2,223,688	—	(4,602)
State Street Bank & Trust Co.	6/4/24	USD	268,263	CNY	1,938,306	—	(4,219)
Citibank, N.A.	5/6/24	USD	73,852	COP	285,100,000	1,256	—
State Street Bank & Trust Co.	5/6/24	USD	70,795	COP	275,994,003	519	—
Citibank, N.A.	6/6/24	USD	55,269	COP	216,000,000	524	—
State Street Bank & Trust Co.	6/6/24	USD	53,062	COP	211,000,000	—	(415)
Toronto-Dominion Bank	6/6/24	USD	42,263	COP	165,000,000	444	—
Societe Generale SA	5/6/24	USD	41,488	COP	160,000,000	748	—
Wells Fargo Bank N.A.	5/6/24	USD	41,455	COP	160,000,000	715	—
State Street Bank & Trust Co.	6/6/24	USD	27,827	COP	109,094,003	177	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Wells Fargo Bank N.A.	6/4/24	USD	233,361	CZK	5,467,572	1,362	—
UBS AG	6/4/24	USD	232,616	CZK	5,467,572	618	—
Wells Fargo Bank N.A.	5/3/24	USD	171,271	CZK	4,017,924	801	—
Deutsche Bank AG	5/3/24	USD	170,864	CZK	4,017,924	393	—
UBS AG	5/3/24	USD	146,892	CZK	3,443,935	775	—
Standard Chartered Bank	6/4/24	USD	33,315	CZK	784,364	33	—
Standard Chartered Bank	5/3/24	USD	33,295	CZK	779,725	214	—
Deutsche Bank AG	6/4/24	USD	289,328	DKK	2,006,949	1,646	—
UBS AG	6/4/24	USD	288,624	DKK	2,006,949	942	—
BNP Paribas	5/2/24	USD	290,734	DKK	2,006,948	3,526	—
Bank of America, N.A.	5/2/24	USD	145,960	DKK	1,003,474	2,356	—
Deutsche Bank AG	5/2/24	USD	145,959	DKK	1,003,474	2,355	—
State Street Bank & Trust Co.	5/3/24	USD	19,311,921	EUR	17,856,543	253,180	—
State Street Bank & Trust Co.	6/4/24	USD	17,271,202	EUR	16,121,186	42,370	—
BNP Paribas	6/4/24	USD	9,702,566	EUR	9,052,478	28,120	—
Toronto-Dominion Bank	5/3/24	USD	8,333,107	EUR	7,706,317	107,959	—
Societe Generale SA	5/3/24	USD	8,202,604	EUR	7,570,000	122,953	—
Toronto-Dominion Bank	6/4/24	USD	7,109,585	EUR	6,638,272	15,215	—
Societe Generale SA	6/4/24	USD	6,610,184	EUR	6,160,000	26,946	—
BNP Paribas	5/3/24	USD	6,333,552	EUR	5,848,277	91,539	—
Canadian Imperial Bank of Commerce	6/4/24	USD	5,484,592	EUR	5,110,667	22,783	—
Morgan Stanley Capital Services Inc.	5/3/24	USD	4,715,518	EUR	4,349,787	72,883	—
HSBC Bank plc	5/3/24	USD	4,329,309	EUR	3,993,000	67,479	—
UBS AG	6/4/24	USD	3,721,887	EUR	3,471,262	12,122	—
Morgan Stanley Capital Services Inc.	6/4/24	USD	3,606,979	EUR	3,360,000	16,123	—
Deutsche Bank AG	5/3/24	USD	3,514,481	EUR	3,240,000	56,346	—
Citibank, N.A.	6/4/24	USD	3,005,147	EUR	2,800,000	12,766	—
HSBC Bank plc	6/4/24	USD	2,678,461	EUR	2,499,954	6,743	—
Bank of America, N.A.	6/4/24	USD	2,644,760	EUR	2,466,057	9,266	—
UBS AG	5/3/24	USD	2,055,281	EUR	1,894,586	33,143	—
The Bank of New York Mellon Corp.	5/3/24	USD	1,822,677	EUR	1,681,900	27,543	—
Wells Fargo Bank N.A.	6/4/24	USD	1,804,380	EUR	1,680,000	8,952	—
The Bank of New York Mellon Corp.	6/4/24	USD	1,803,207	EUR	1,680,000	7,778	—
Commonwealth Bank of Australia	5/3/24	USD	1,675,547	EUR	1,550,000	21,193	—
Royal Bank of Canada	5/3/24	USD	1,276,195	EUR	1,179,139	17,669	—
Standard Chartered Bank	5/3/24	USD	1,220,068	EUR	1,127,714	16,430	—
Bank of America, N.A.	5/3/24	USD	1,069,768	EUR	988,725	14,476	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Royal Bank of Canada	6/4/24	USD	654,522	EUR	611,353	1,163	—
Deutsche Bank AG	6/4/24	USD	602,656	EUR	560,000	4,180	—
Commonwealth Bank of Australia	6/4/24	USD	600,636	EUR	560,000	2,160	—
Bank of Montreal	6/4/24	USD	599,745	EUR	560,000	1,269	—
Bank of Montreal	5/3/24	USD	586,774	EUR	540,000	10,419	—
Barclays Bank plc	5/3/24	USD	585,262	EUR	540,000	8,907	—
Standard Chartered Bank	6/4/24	USD	390,448	EUR	364,000	1,438	—
Wells Fargo Bank N.A.	5/3/24	USD	113,848	EUR	107,000	—	(356)
Wells Fargo Bank N.A.	5/3/24	USD	38,003	EUR	35,000	647	—
Toronto-Dominion Bank	6/4/24	USD	3,917,606	GBP	3,128,169	8,085	—
Toronto-Dominion Bank	5/2/24	USD	3,105,209	GBP	2,457,717	34,140	—
HSBC Bank plc	5/2/24	USD	2,866,347	GBP	2,268,662	31,514	—
UBS AG	5/2/24	USD	2,451,734	GBP	1,940,493	26,969	—
HSBC Bank plc	6/4/24	USD	2,300,816	GBP	1,837,179	4,748	—
UBS AG	6/4/24	USD	1,753,914	GBP	1,400,483	3,620	—
Barclays Bank plc	6/4/24	USD	486,543	GBP	388,205	1,371	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	133,924	GBP	106,000	1,471	—
State Street Bank & Trust Co.	5/2/24	USD	113,648	GBP	90,000	1,187	—
Bank of Montreal	5/2/24	USD	12,601	GBP	10,000	105	—
HSBC Bank plc	5/2/24	USD	3,733	GBP	3,000	—	(16)
Royal Bank of Canada	5/3/24	USD	30,836	HKD	241,000	24	—
HSBC Bank plc	6/4/24	USD	20,603	HKD	161,000	—	(1)
Societe Generale SA	5/3/24	USD	162,557	HUF	59,757,466	—	(339)
BNP Paribas	6/4/24	USD	80,714	HUF	29,473,594	506	—
UBS AG	6/4/24	USD	80,540	HUF	29,473,594	332	—
Standard Chartered Bank	6/4/24	USD	46,312	HUF	16,960,278	157	—
Standard Chartered Bank	5/3/24	USD	44,172	HUF	16,150,000	148	—
Morgan Stanley Capital Services Inc.	6/4/24	USD	12,303	HUF	4,500,000	57	—
Deutsche Bank AG	5/3/24	USD	749,164	IDR	11,861,580,716	19,720	—
Deutsche Bank AG	6/4/24	USD	480,556	IDR	7,793,021,600	1,768	—
Standard Chartered Bank	6/4/24	USD	480,048	IDR	7,793,021,600	1,264	—
Standard Chartered Bank	5/3/24	USD	491,108	IDR	7,779,473,280	12,696	—
Deutsche Bank AG	6/4/24	USD	239,204	IDR	3,896,510,800	—	(188)
Standard Chartered Bank	6/4/24	USD	3,056	IDR	49,751,000	—	—
BNP Paribas	5/2/24	USD	357,757	ILS	1,316,170	5,967	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	243,622	ILS	909,974	40	—
BNP Paribas	6/4/24	USD	120,095	ILS	448,196	122	—
State Street Bank & Trust Co.	5/2/24	USD	11,343	ILS	42,000	118	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Toronto-Dominion Bank	5/2/24	USD	3,743,316	JPY	563,659,382	168,347	—
HSBC Bank plc	6/4/24	USD	2,797,801	JPY	436,579,000	14,634	—
UBS AG	5/2/24	USD	2,370,123	JPY	356,966,076	106,092	—
Toronto-Dominion Bank	6/4/24	USD	1,881,464	JPY	294,319,110	5,199	—
UBS AG	6/4/24	USD	1,875,576	JPY	293,400,110	5,169	—
Wells Fargo Bank N.A.	6/4/24	USD	1,698,661	JPY	266,015,085	2,832	—
BNP Paribas	6/4/24	USD	1,687,318	JPY	264,153,000	3,359	—
BNP Paribas	5/2/24	USD	1,708,917	JPY	257,350,740	76,688	—
The Bank of New York Mellon Corp.	5/2/24	USD	1,708,561	JPY	257,283,032	76,762	—
Wells Fargo Bank N.A.	5/2/24	USD	1,707,751	JPY	257,048,000	77,443	—
Deutsche Bank AG	6/4/24	USD	1,127,876	JPY	176,102,000	5,236	—
Barclays Bank plc	6/4/24	USD	1,125,940	JPY	176,102,000	3,300	—
Standard Chartered Bank	5/2/24	USD	1,014,303	JPY	152,832,558	44,974	—
Royal Bank of Canada	6/4/24	USD	894,078	JPY	140,000,000	1,586	—
Standard Chartered Bank	6/4/24	USD	894,078	JPY	140,000,000	1,586	—
State Street Bank & Trust Co.	5/2/24	USD	685,124	JPY	103,252,000	30,256	—
Royal Bank of Canada	5/2/24	USD	587,136	JPY	88,469,767	26,022	—
The Bank of New York Mellon Corp.	6/4/24	USD	562,521	JPY	88,051,000	1,201	—
Deutsche Bank AG	5/2/24	USD	569,898	JPY	85,798,306	25,728	—
Commonwealth Bank of Australia	5/2/24	USD	568,746	JPY	85,566,000	26,049	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	63,905	JPY	10,006,556	113	—
State Street Bank & Trust Co.	5/3/24	USD	1,975,153	KRW	2,638,589,809	68,106	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	1,927,106	KRW	2,630,656,755	25,792	—
State Street Bank & Trust Co.	6/4/24	USD	1,604,078	KRW	2,195,991,855	17,039	—
JPMorgan Chase Bank, N.A.	6/4/24	USD	1,276,382	KRW	1,756,793,484	6,751	—
HSBC Bank plc	5/3/24	USD	679,555	KRW	908,429,270	22,985	—
BNP Paribas	6/4/24	USD	319,487	KRW	439,198,371	2,079	—
BNP Paribas	5/3/24	USD	318,722	KRW	439,198,371	1,290	—
Deutsche Bank AG	5/3/24	USD	137,825	KRW	187,890,645	2,027	—
Deutsche Bank AG	6/4/24	USD	53,705	KRW	74,119,548	141	—
Bank of America, N.A.	5/3/24	USD	12,585	KRW	17,000,000	299	—
State Street Bank & Trust Co.	5/3/24	USD	965,953	MXN	16,133,293	24,626	—
State Street Bank & Trust Co.	6/4/24	USD	930,428	MXN	15,933,293	5,495	—
Toronto-Dominion Bank	6/4/24	USD	28,492	MXN	490,000	47	—
BNP Paribas	5/3/24	USD	526,610	MYR	2,487,777	5,969	—
BNP Paribas	6/5/24	USD	415,132	MYR	1,979,236	1,238	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Standard Chartered Bank	5/3/24	USD	317,928	MYR	1,496,009	4,843	—
HSBC Bank plc	6/5/24	USD	238,571	MYR	1,136,749	856	—
HSBC Bank plc	5/3/24	USD	211,095	MYR	996,009	2,650	—
Standard Chartered Bank	6/5/24	USD	207,916	MYR	989,618	970	—
Deutsche Bank AG	6/5/24	USD	207,676	MYR	989,618	730	—
BNP Paribas	6/4/24	USD	358,538	NOK	3,967,214	1,084	—
BNP Paribas	5/3/24	USD	182,983	NOK	1,983,607	4,403	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	241,476	NZD	403,693	3,601	—
Commonwealth Bank of Australia	5/2/24	USD	241,476	NZD	403,693	3,601	—
JPMorgan Chase Bank, N.A.	6/5/24	USD	230,004	NZD	388,693	968	—
Commonwealth Bank of Australia	6/5/24	USD	230,003	NZD	388,693	967	—
Standard Chartered Bank	5/2/24	USD	41,861	NZD	70,000	614	—
Wells Fargo Bank N.A.	5/6/24	USD	53,029	PEN	198,000	438	—
Citibank, N.A.	5/6/24	USD	43,583	PEN	162,000	554	—
State Street Bank & Trust Co.	5/6/24	USD	39,977	PEN	149,000	401	—
Societe Generale SA	6/5/24	USD	39,576	PEN	148,168	235	—
Wells Fargo Bank N.A.	6/5/24	USD	30,884	PEN	116,000	84	—
Deutsche Bank AG	5/6/24	USD	27,727	PEN	103,168	325	—
State Street Bank & Trust Co.	6/5/24	USD	26,828	PEN	100,000	277	—
Citibank, N.A.	6/5/24	USD	26,713	PEN	100,000	161	—
Barclays Bank plc	5/6/24	USD	392,295	PLN	1,569,693	5,353	—
BNP Paribas	6/4/24	USD	258,511	PLN	1,041,653	1,823	—
Toronto-Dominion Bank	6/4/24	USD	255,945	PLN	1,031,288	1,811	—
UBS AG	5/6/24	USD	130,623	PLN	523,231	1,643	—
Standard Chartered Bank	6/4/24	USD	39,771	PLN	160,984	101	—
Standard Chartered Bank	5/6/24	USD	35,347	PLN	141,000	590	—
HSBC Bank plc	6/4/24	USD	239,023	RON	1,108,430	1,441	—
Barclays Bank plc	5/7/24	USD	126,085	RON	581,100	1,487	—
BNP Paribas	5/7/24	USD	125,852	RON	581,100	1,254	—
Standard Chartered Bank	6/4/24	USD	11,549	RON	53,771	23	—
Toronto-Dominion Bank	5/3/24	USD	761,467	SEK	8,132,382	23,435	—
Toronto-Dominion Bank	6/4/24	USD	506,234	SEK	5,538,346	2,892	—
Deutsche Bank AG	6/4/24	USD	385,710	SEK	4,203,618	3,671	—
UBS AG	5/3/24	USD	210,392	SEK	2,246,382	6,528	—
Bank of America, N.A.	6/4/24	USD	44,409	SEK	485,800	258	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	10,206	SEK	109,000	314	—
Wells Fargo Bank N.A.	6/4/24	USD	599,429	SGD	814,962	1,427	—

Total International Bond II Index Fund
Over-the-Counter Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
		Receive		Deliver
Wells Fargo Bank N.A.	5/3/24	USD	582,001	SGD	784,962	6,879	—
State Street Bank & Trust Co.	5/3/24	USD	22,222	SGD	30,000	242	—
State Street Bank & Trust Co.	6/4/24	USD	8,817	SGD	12,000	11	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	503,609	THB	18,276,272	10,340	—
Standard Chartered Bank	6/5/24	USD	347,783	THB	12,886,200	—	(933)
Standard Chartered Bank	5/3/24	USD	335,257	THB	12,184,689	6,397	—
BNP Paribas	6/5/24	USD	175,156	THB	6,443,100	798	—
JPMorgan Chase Bank, N.A.	6/5/24	USD	174,522	THB	6,443,100	165	—
UBS AG	6/5/24	USD	174,326	THB	6,443,100	—	(31)
BNP Paribas	5/3/24	USD	27,120	THB	985,884	511	—
HSBC Bank plc	6/5/24	USD	22,667	THB	838,738	—	(29)
UBS AG	5/3/24	USD	21,104	THB	768,653	358	—
						2,556,741	(291,216)
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,266,868,000 and cash of $372,078,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of April 30, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $128,288,003)	110,696,732
Affiliated Issuers (Cost $799,638)	799,694
Total Investments in Securities	111,496,426
Investment in Vanguard	3,401
Cash	4
Foreign Currency, at Value (Cost $1,075,639)	927,863
Receivables for Investment Securities Sold	591,799
Receivables for Accrued Income	969,661
Receivables for Capital Shares Issued	149,487
Variation Margin Receivable—Futures Contracts	2,009
Variation Margin Receivable—Centrally Cleared Non-Deliverable Forward Currency Contracts	2,295
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	2,556,741
Other Assets	8,516
Total Assets	116,708,202
Liabilities
Payables for Investment Securities Purchased	2,626,115
Payables for Capital Shares Redeemed	62,389
Payables to Vanguard	3,427
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	291,216
Total Liabilities	2,983,147
Net Assets	113,725,055
At April 30, 2024, net assets consisted of:

Paid-in Capital	126,243,228
Total Distributable Earnings (Loss)	(12,518,173)
Net Assets	113,725,055

Investor Shares—Net Assets
Applicable to 728,223,378 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,390,386
Net Asset Value Per Share—Investor Shares	$8.78

Institutional Shares—Net Assets
Applicable to 4,121,724,110 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,334,669
Net Asset Value Per Share—Institutional Shares	$26.04
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1,2]	1,194,113
Total Income	1,194,113
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,795
Management and Administrative— Investor Shares	3,547
Management and Administrative— Institutional Shares	28,792
Marketing and Distribution— Investor Shares	178
Marketing and Distribution— Institutional Shares	1,349
Custodian Fees	1,866
Shareholders’ Reports—Investor Shares	34
Shareholders’ Reports—Institutional Shares	202
Trustees’ Fees and Expenses	39
Other Expenses	49
Total Expenses	39,851
Expenses Paid Indirectly	(23)
Net Expenses	39,828
Net Investment Income	1,154,285
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,424,085)
Futures Contracts	(3,658)
Forward Currency Contracts	324,673
Foreign Currencies	(702,474)
Realized Net Gain (Loss)	(1,805,544)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,404,810
Futures Contracts	(1,091)
Forward Currency Contracts	1,450,637
Foreign Currencies	(71,569)
Change in Unrealized Appreciation (Depreciation)	5,782,787
Net Increase (Decrease) in Net Assets Resulting from Operations	5,131,528
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,033,000, $81,000, $8,000, and $51,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $4,585,000.
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,154,285	1,607,493
Realized Net Gain (Loss)	(1,805,544)	(7,151,415)
Change in Unrealized Appreciation (Depreciation)	5,782,787	6,945,611
Net Increase (Decrease) in Net Assets Resulting from Operations	5,131,528	1,401,689
Distributions
Investor Shares	(220,039)	(99,093)
Institutional Shares	(3,522,796)	(1,507,917)
Total Distributions	(3,742,835)	(1,607,010)
Capital Share Transactions
Investor Shares	209,649	43,968
Institutional Shares	12,301,210	10,506,786
Net Increase (Decrease) from Capital Share Transactions	12,510,859	10,550,754
Total Increase (Decrease)	13,899,552	10,345,433
Net Assets
Beginning of Period	99,825,503	89,480,070
End of Period	113,725,055	99,825,503

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	February 26, 2021[1] to October 31, 2021	Year Ended October 31,
			2023	2022
Net Asset Value, Beginning of Period	$8.64	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.092	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	.360	(.001)	(1.288)	(.051)
Total from Investment Operations	.452	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.312)	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.312)	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$8.78	$8.64	$8.64	$9.95
Total Return[3]	5.19%	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,390	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%[4]	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	2.07%	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	13%	26%	28%[6]	19%[6]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	February17 2021[1] to October 31, 2021	Year Ended October 31,
			2023	2022
Net Asset Value, Beginning of Period	$25.64	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.280	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	1.055	(.013)	(3.810)	(.472)
Total from Investment Operations	1.335	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(.935)	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.935)	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$26.04	$25.64	$25.65	$29.53
Total Return	5.16%	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,335	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.13%	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	13%	26%	28%[5]	19%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Prior to February 10, 2022, the fund offered Admiral Shares. Effective at the close of business on February 10, 2022, the Admiral Shares were closed and converted to Institutional Shares.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total International Bond II Index Fund
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with all types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 161% of net assets, based on the average of the net amounts of notional exposure.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	26,655	(9,615)	17,040	—	13,013	4,027
Bank of Montreal	32,386	(1,274)	31,112	—	17,646	13,466
Barclays Bank plc	31,679	(759)	30,920	—	17,162	13,758
BNP Paribas	235,184	(35,388)	199,796	—	166,202	33,594
Canadian Imperial Bank of Commerce	25,167	(22,861)	2,306	—	—	2,306
Citibank, N.A.	15,261	(13,593)	1,668	—	620	1,048
Commonwealth Bank of Australia	73,617	(2,170)	71,447	—	30,848	40,599
Deutsche Bank AG	125,224	(13,211)	112,013	—	93,837	18,176
HSBC Bank plc	159,592	(21,847)	137,745	—	99,207	38,538
JPMorgan Chase Bank, N.A.	68,507	(8,176)	60,331	—	25,012	35,319

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Morgan Stanley Capital Services Inc.	89,292	(16,317)	72,975	—	57,203	15,772
Royal Bank of Canada	73,047	(1,177)	71,870	—	49,035	22,835
Societe Generale SA	150,882	(28,730)	122,152	—	93,377	28,775
Standard Chartered Bank	107,867	(26,754)	81,113	—	79,010	2,103
State Street Bank & Trust Co.	467,117	(26,298)	440,819	—	292,448	148,371
The Bank of New York Mellon Corp.	122,470	(7,798)	114,672	—	91,690	22,982
Toronto-Dominion Bank	446,127	(23,214)	422,913	—	301,063	121,850
UBS AG	204,808	(17,664)	187,144	—	141,519	45,625
Wells Fargo Bank N.A.	101,859	(14,370)	87,489	—	70,054	17,435
Centrally Cleared Non-Deliverable Forward Currency Contracts	2,295	—	2,295	12,702	—	—
Exchange-Traded Futures Contracts	2,009	—	2,009	12,083	—	—
Total	2,561,045	(291,216)	2,269,829	24,785	1,638,946	626,579
1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Total International Bond II Index Fund
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $3,401,000, representing less than 0.01% of the fund’s net assets and 1.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $23,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Total International Bond II Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	888	—	888
Asset-Backed/Commercial Mortgage-Backed Securities	—	422	—	422
Corporate Bonds	—	23,813,413	—	23,813,413
Sovereign Bonds	—	86,882,009	—	86,882,009
Temporary Cash Investments	799,694	—	—	799,694
Total	799,694	110,696,732	—	111,496,426
Derivative Financial Instruments
Assets
Forward Currency Contracts	2,744[1]	2,556,741	—	2,559,485
Liabilities
Futures Contracts[1]	2,591	—	—	2,591
Forward Currency Contracts	2,657[1]	291,216	—	293,873
Total	5,248	291,216	—	296,464
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts[1]	—	2,559,485	2,559,485
Total Assets	—	2,559,485	2,559,485

Unrealized Depreciation—Futures Contracts[1]	2,591	—	2,591
Unrealized Depreciation—Forward Currency Contracts[1]	—	293,873	293,873
Total Liabilities	2,591	293,873	296,464
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared non-deliverable forward currency contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(3,658)	—	(3,658)
Forward Currency Contracts	—	324,673	324,673
Realized Net Gain (Loss) on Derivatives	(3,658)	324,673	321,015
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,091)	—	(1,091)
Forward Currency Contracts	—	1,450,637	1,450,637
Change in Unrealized Appreciation (Depreciation) on Derivatives	(1,091)	1,450,637	1,449,546
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	120,079,747
Gross Unrealized Appreciation	12,229,311
Gross Unrealized Depreciation	(18,549,611)
Net Unrealized Appreciation (Depreciation)	(6,320,300)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $3,426,899,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024;

Total International Bond II Index Fund
should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2024, the fund purchased $22,796,265,000 of investment securities and sold $13,596,591,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30,		Year Ended October 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	154,477	17,398	176,209	20,055
Issued in Lieu of Cash Distributions	220,039	24,602	99,093	11,294
Redeemed	(164,867)	(18,472)	(231,334)	(26,497)
Net Increase (Decrease)—Investor Shares	209,649	23,528	43,968	4,852
Institutional Shares
Issued	9,968,469	378,135	11,177,079	429,323
Issued in Lieu of Cash Distributions	3,522,796	132,747	1,507,917	57,912
Redeemed	(1,190,055)	(45,366)	(2,178,210)	(83,968)
Net Increase (Decrease)—Institutional Shares	12,301,210	465,516	10,506,786	403,267
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Total International Bond II Index Fund has renewed the fund’s investment advisory arrangement with the Vanguard Group Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2021; it also took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to sound, disciplined investment management processes; the group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2021, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Total International Bond II Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q44382 062024

Semiannual Report  |  April 30, 2024
Vanguard Global Credit Bond Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,068.00	$1.80
Admiral™ Shares	1,000.00	1,067.90	1.29
Based on Hypothetical 5% Yearly Return
Global Credit Bond Fund
Investor Shares	$1,000.00	$1,023.12	$1.76
Admiral Shares	1,000.00	1,023.62	1.26
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.35% for Investor Shares and 0.25% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global Credit Bond Fund
Fund Allocation
As of April 30, 2024

United States	45.3%
United Kingdom	11.1
France	5.9
Germany	5.0
Supranational	4.6
Canada	4.2
Australia	2.8
Luxembourg	2.3
Belgium	2.2
Switzerland	1.3
Mexico	1.3
Spain	1.2
Sweden	1.2
Denmark	1.1
Romania	1.0
Other	9.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Credit Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (3.8%)
	United States Treasury Note/Bond	1.875%	2/28/27	2,028	1,867
	United States Treasury Note/Bond	2.875%	5/15/43	868	649
	United States Treasury Note/Bond	3.000%	2/15/48–8/15/48	4,359	3,192
	United States Treasury Note/Bond	3.125%	2/15/43–5/15/48	3,911	2,956
[1,2]	United States Treasury Note/Bond	3.375%	8/15/42–5/15/44	1,458	1,185
	United States Treasury Note/Bond	3.625%	2/15/44	1,111	929
	United States Treasury Note/Bond	3.750%	11/15/43	1,017	867
[2,3]	United States Treasury Note/Bond	3.875%	2/15/43	737	644
[1,2]	United States Treasury Note/Bond	4.125%	2/15/27	2,000	1,960
	United States Treasury Note/Bond	4.250%	12/31/25	5,896	5,814
Total U.S. Government and Agency Obligations (Cost $20,747)					20,063
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
United States (0.0%)
[4]	CD Mortgage Trust Series 2018-CD7	5.004%	8/15/51	50	44
[4,5]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	96
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148)					140
Corporate Bonds (75.5%)
Australia (2.7%)
[4,6]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	580
[4,6]	Aurizon Network Pty Ltd.	2.900%	9/2/30	2,000	1,069
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	528
[4,7]	Australia & New Zealand Banking Group Ltd.	0.669%	5/5/31	800	790
[5]	CSL Finance plc	4.750%	4/27/52	370	317
[4,6]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	1,080	688
[5]	Glencore Finance Canada Ltd.	5.550%	10/25/42	35	32
[4,8]	Glencore Finance Europe Ltd.	3.125%	3/26/26	3,500	4,174
[5]	Glencore Funding LLC	6.125%	10/6/28	120	122
[5]	Glencore Funding LLC	5.700%	5/8/33	58	57
[5]	Macquarie Bank Ltd.	3.624%	6/3/30	80	69
[6]	Macquarie Bank Ltd.	5.953%	3/1/34	3,000	1,933
[5]	Macquarie Group Ltd.	4.098%	6/21/28	330	315
[4,6]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	749
[4,6]	Qantas Airways Ltd.	3.150%	9/27/28	2,500	1,446
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	238
	Westpac Banking Corp.	1.953%	11/20/28	200	173
[4,6]	Westpac Banking Corp.	4.334%	8/16/29	500	323
[4]	Westpac Banking Corp.	2.894%	2/4/30	500	487
4

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Westpac Banking Corp.	0.766%	5/13/31	500	493
	Westpac Banking Corp.	2.963%	11/16/40	75	51
					14,634
Belgium (1.9%)
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	214
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	22
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	406
[4,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	1,800	1,749
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	4,000	3,867
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	247
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	240
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	219	189
[4,7]	Argenta Spaarbank NV	1.000%	1/29/27	1,000	975
[4,7]	Crelan SA	6.000%	2/28/30	1,800	2,044
					9,953
Brazil (0.2%)
[4]	Braskem Netherlands Finance BV	4.500%	1/31/30	200	169
[5]	Braskem Netherlands Finance BV	8.500%	1/12/31	460	468
[5]	Embraer Netherlands Finance BV	7.000%	7/28/30	200	204
					841
Canada (1.4%)
[5]	1011778 BC ULC	4.375%	1/15/28	38	35
[5]	Air Canada	3.875%	8/15/26	20	19
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	4	4
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	1,100	1,053
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	4	3
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4	3
[5]	Bombardier Inc.	7.250%	7/1/31	5	5
	Canadian National Railway Co.	4.400%	8/5/52	230	193
	Canadian Natural Resources Ltd.	2.950%	7/15/30	125	107
	Canadian Natural Resources Ltd.	6.250%	3/15/38	140	141
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	52
	Cenovus Energy Inc.	6.750%	11/15/39	15	16
	Cenovus Energy Inc.	5.400%	6/15/47	30	27
	Enbridge Inc.	6.000%	11/15/28	300	305
	Enbridge Inc.	3.125%	11/15/29	42	37
	Enbridge Inc.	6.200%	11/15/30	229	236
	Enbridge Inc.	6.700%	11/15/53	140	150
	Enbridge Inc.	5.950%	4/5/54	835	809
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	35	34
[5]	NOVA Chemicals Corp.	4.250%	5/15/29	5	4
[5]	NOVA Chemicals Corp.	9.000%	2/15/30	6	6
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	75
	Nutrien Ltd.	4.900%	3/27/28	85	83
	Nutrien Ltd.	4.200%	4/1/29	125	118
	Nutrien Ltd.	4.125%	3/15/35	70	61
	Nutrien Ltd.	5.800%	3/27/53	90	87
[5]	Ontario Gaming GTA LP	8.000%	8/1/30	5	5
	Rogers Communications Inc.	3.200%	3/15/27	320	300
	Rogers Communications Inc.	5.000%	2/15/29	540	525
	Rogers Communications Inc.	3.800%	3/15/32	930	812
	Rogers Communications Inc.	5.300%	2/15/34	280	268
	Rogers Communications Inc.	4.550%	3/15/52	138	109
5

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	5.150%	2/1/34	160	155
	Suncor Energy Inc.	6.500%	6/15/38	145	149
	Suncor Energy Inc.	3.750%	3/4/51	40	28
	TELUS Corp.	3.700%	9/15/27	360	341
	TELUS Corp.	4.300%	6/15/49	89	69
[4]	Toronto-Dominion Bank	5.532%	7/17/26	290	290
	Toronto-Dominion Bank	5.156%	1/10/28	300	297
	TransCanada PipeLines Ltd.	4.100%	4/15/30	105	97
	TransCanada PipeLines Ltd.	2.500%	10/12/31	115	93
	TransCanada PipeLines Ltd.	6.200%	10/15/37	80	80
[5]	Videotron Ltd.	3.625%	6/15/29	20	18
					7,329
Chile (0.2%)
[5,9]	Antofagasta plc	6.250%	5/2/34	1,100	1,095
China (0.1%)
	NXP BV	5.000%	1/15/33	430	408
Czech Republic (0.2%)
[4,7]	EPH Financing International A/S	6.651%	11/13/28	1,000	1,095
Denmark (1.1%)
[4,7]	Danske Bank A/S	1.500%	9/2/30	200	205
[7]	Danske Bank A/S	4.125%	1/10/31	700	759
[4,7]	Danske Bank A/S	1.000%	5/15/31	4,553	4,546
[4,7]	TDC Net A/S	5.056%	5/31/28	200	216
					5,726
Finland (0.3%)
[5]	Amer Sports Co.	6.750%	2/16/31	5	5
[4,7]	Nordea Bank Abp	2.500%	5/23/29	1,600	1,612
					1,617
France (5.6%)
[7]	ALD SA	3.875%	2/22/27	2,600	2,773
[4,7]	Arkema SA	4.250%	5/20/30	500	543
[5]	BNP Paribas SA	3.500%	11/16/27	1,440	1,338
[4,7]	BPCE SA	4.375%	7/13/28	3,000	3,243
[4,7]	Credit Agricole SA	3.375%	7/28/27	1,600	1,690
[5]	Credit Agricole SA	5.301%	7/12/28	500	496
[4,7]	Credit Agricole SA	0.500%	9/21/29	2,000	1,844
[4,7]	Credit Mutuel Arkea SA	3.375%	9/19/27	2,400	2,531
[4,7]	Credit Mutuel Arkea SA	3.875%	5/22/28	1,100	1,181
[4,7]	Engie SA	3.875%	1/6/31	200	214
[4,7]	Engie SA	4.250%	1/11/43	300	318
[4,7]	LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/33	700	751
[4,7]	RCI Banque SA	4.625%	10/2/26	5,900	6,366
[5]	SNF Group SACA	3.125%	3/15/27	10	9
[5]	SNF Group SACA	3.375%	3/15/30	22	19
[5]	Societe Generale SA	2.797%	1/19/28	540	495
[5]	Societe Generale SA	5.634%	1/19/30	250	244
[5]	Societe Generale SA	3.000%	1/22/30	155	132
[4,7]	Societe Generale SA	1.000%	11/24/30	1,000	1,011
[5]	Societe Generale SA	6.066%	1/19/35	450	440
[5]	Societe Generale SA	4.027%	1/21/43	80	55
[4,7]	TotalEnergies Capital Canada Ltd.	2.125%	9/18/29	1,500	1,488
[4,7]	TotalEnergies SE	2.000%	Perpetual	300	299
6

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Westfield America Management Ltd.	2.125%	3/30/25	1,437	1,733
[8]	Westfield America Management Ltd.	2.625%	3/30/29	388	417
					29,630
Germany (4.0%)
[4,7]	Allianz SE	4.597%	9/7/38	500	537
[7]	Amprion GmbH	3.450%	9/22/27	600	633
[4,7]	Amprion GmbH	3.875%	9/7/28	2,500	2,683
[4,7]	Aroundtown SA	0.000%	7/16/26	300	285
[4,7]	Aroundtown SA	1.625%	1/31/28	300	272
[4,7]	Aroundtown SA	1.450%	7/9/28	400	354
[8]	Deutsche Bank AG	4.000%	6/24/26	3,700	4,513
	Deutsche Bank AG	7.146%	7/13/27	100	102
	Deutsche Bank AG	5.706%	2/8/28	220	218
	Deutsche Bank AG	6.720%	1/18/29	200	204
	Deutsche Bank AG	6.819%	11/20/29	210	216
	Deutsche Bank AG	7.079%	2/10/34	200	199
[5]	Deutsche Telekom International Finance BV	4.875%	3/6/42	75	66
[4,7]	Eurogrid GmbH	3.722%	4/27/30	800	850
[4,7]	Eurogrid GmbH	3.915%	2/1/34	500	532
[4,7]	Fresenius Finance Ireland plc	0.875%	10/1/31	992	844
[4,7]	Robert Bosch GmbH	4.375%	6/2/43	500	544
[5]	Siemens Financieringsmaatschappij NV	2.875%	3/11/41	370	266
[4,7]	Talanx AG	4.000%	10/25/29	3,400	3,677
[4,7]	Traton Finance Luxembourg SA	4.125%	11/22/25	700	748
[4,7]	Volkswagen Bank GmbH	4.250%	1/7/26	1,500	1,606
[5]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	131
[4,7]	Volkswagen International Finance NV	1.500%	1/21/41	500	361
[7]	Vonovia SE	1.000%	6/16/33	2,100	1,671
					21,512
Hong Kong (0.2%)
[7]	Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	1,162	1,213
Ireland (0.7%)
	AerCap Ireland Capital DAC	4.450%	10/1/25	900	883
	AerCap Ireland Capital DAC	6.100%	1/15/27	880	887
	AerCap Ireland Capital DAC	4.625%	10/15/27	150	145
	AerCap Ireland Capital DAC	3.000%	10/29/28	380	339
	AerCap Ireland Capital DAC	3.400%	10/29/33	100	82
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	113
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	140
[4,7]	Bank of Ireland Group plc	1.375%	8/11/31	200	199
[5]	GGAM Finance Ltd.	8.000%	2/15/27	7	7
[5]	GGAM Finance Ltd.	8.000%	6/15/28	7	7
[5]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	220	215
[5]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	194
[5]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	335	322
					3,533
Israel (0.0%)
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	5	5
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	10	10
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5	5
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	4	3
					23
Italy (0.2%)
[5]	Enel Finance International NV	1.375%	7/12/26	200	183
7

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,7]	Enel Finance International NV	4.500%	2/20/43	540	575
[5]	Enel Finance International NV	4.750%	5/25/47	200	163
					921
Japan (0.6%)
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	660	650
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	1,500	1,465
	Mizuho Financial Group Inc.	5.667%	5/27/29	250	250
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	430	433
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	200	201
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	71
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	65
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	125
					3,260
Kazakhstan (0.1%)
[5]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	485	481
Luxembourg (2.2%)
[5]	Altice Financing SA	5.750%	8/15/29	6	5
[4,7]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	600	622
[4,7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	5,441	5,322
[4,7]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	673	651
[4,7]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	1,979	1,832
[7]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	500	502
[4,7]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/30	200	178
[7]	JAB Holdings BV	4.750%	6/29/32	900	993
[7]	JAB Holdings BV	5.000%	6/12/33	1,100	1,229
[7]	JAB Holdings BV	2.250%	12/19/39	400	316
					11,650
Macao (0.0%)
[5]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
Malaysia (0.1%)
[4]	Petronas Capital Ltd.	3.500%	4/21/30	445	400
Netherlands (0.7%)
[4,7]	ABN AMRO Bank NV	5.125%	2/22/33	1,100	1,194
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	233
[7]	ING Groep NV	1.000%	11/13/30	1,700	1,717
[4,7]	Koninklijke KPN NV	3.875%	2/16/36	700	731
[5]	Sunrise FinCo I BV	4.875%	7/15/31	15	13
[5]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					3,901
Poland (0.0%)
[5]	Canpack SA	3.875%	11/15/29	37	32
Spain (0.8%)
[4,7]	Banco de Sabadell SA	5.500%	9/8/29	900	1,006
	Banco Santander SA	6.607%	11/7/28	340	353
	Banco Santander SA	6.921%	8/8/33	75	77
	Banco Santander SA	6.938%	11/7/33	75	80
8

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Cellnex Telecom SA	1.875%	6/26/29	300	288
[4,7]	Iberdrola Finanzas SA	3.625%	7/13/33	2,100	2,234
					4,038
Sweden (1.1%)
[4,7]	Heimstaden Bostad AB	1.125%	1/21/26	1,300	1,259
[4,7]	Swedbank AB	3.625%	8/23/32	3,020	3,139
[4,7]	Swedish Match AB	1.200%	11/10/25	1,500	1,533
					5,931
Switzerland (1.3%)
[5]	Alcon Finance Corp.	3.800%	9/23/49	200	146
	Credit Suisse AG	5.000%	7/9/27	600	586
	Credit Suisse AG	7.500%	2/15/28	400	423
[4,7]	Raiffeisen Schweiz Genossenschaft	5.230%	11/1/27	1,900	2,107
	UBS AG	5.650%	9/11/28	1,000	1,005
[5]	UBS Group AG	6.327%	12/22/27	560	566
[5]	UBS Group AG	4.282%	1/9/28	1,120	1,063
[5]	UBS Group AG	5.699%	2/8/35	1,050	1,019
					6,915
United Arab Emirates (0.0%)
[4]	MDGH GMTN RSC Ltd.	3.000%	3/28/27	300	279
United Kingdom (9.8%)
	AstraZeneca Finance LLC	1.750%	5/28/28	115	100
	AstraZeneca Finance LLC	4.850%	2/26/29	270	266
	AstraZeneca plc	4.000%	1/17/29	104	99
	AstraZeneca plc	1.375%	8/6/30	100	80
	AstraZeneca plc	4.000%	9/18/42	160	131
[4,8]	Aviva plc	6.875%	5/20/58	555	697
[5]	BAE Systems plc	5.000%	3/26/27	3,000	2,957
[5]	BAE Systems plc	5.125%	3/26/29	1,400	1,375
[5]	BAE Systems plc	5.250%	3/26/31	1,410	1,380
[5]	BAE Systems plc	5.300%	3/26/34	1,200	1,166
[5]	BAE Systems plc	5.500%	3/26/54	650	622
[4]	Barclays plc	2.852%	5/7/26	200	194
	Barclays plc	5.304%	8/9/26	200	198
	Barclays plc	5.829%	5/9/27	1,000	997
	Barclays plc	5.674%	3/12/28	560	556
	Barclays plc	4.836%	5/9/28	300	286
	Barclays plc	7.385%	11/2/28	600	627
[8]	Barclays plc	3.750%	11/22/30	100	120
	Barclays plc	7.437%	11/2/33	100	108
[4,7]	Barclays plc	5.262%	1/29/34	900	1,025
	Barclays plc	7.119%	6/27/34	340	351
	Barclays plc	6.036%	3/12/55	320	318
	BAT Capital Corp.	3.215%	9/6/26	900	852
	BAT Capital Corp.	3.557%	8/15/27	235	220
	BAT Capital Corp.	2.259%	3/25/28	1,930	1,696
	BAT Capital Corp.	2.726%	3/25/31	75	62
	BAT Capital Corp.	4.390%	8/15/37	560	460
	BAT Capital Corp.	7.079%	8/2/43	165	171
	BAT Capital Corp.	4.540%	8/15/47	185	138
	BAT Capital Corp.	5.650%	3/16/52	110	96
[4,7]	BAT Netherlands Finance BV	5.375%	2/16/31	300	337
[4,7]	British American Tobacco plc	3.000%	Perpetual	2,600	2,594
[4,7]	CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	2,500	2,491
9

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	1,869	1,656
[4,8]	Close Brothers Finance plc	2.750%	10/19/26	1,100	1,246
[5]	Flutter Treasury Designated Activity Co.	6.375%	4/29/29	5	5
[4,7]	Heathrow Funding Ltd.	1.125%	10/8/30	600	538
[4,8]	Heathrow Funding Ltd.	4.625%	10/31/46	700	725
[5]	Howden UK Refinance plc	7.250%	2/15/31	5	5
[5]	Howden UK Refinance plc	8.125%	2/15/32	2	2
[4]	HSBC Holdings plc	2.099%	6/4/26	455	436
	HSBC Holdings plc	5.887%	8/14/27	2,200	2,201
[4,7]	HSBC Holdings plc	3.125%	6/7/28	200	206
[4]	HSBC Holdings plc	3.973%	5/22/30	300	275
[8]	HSBC Holdings plc	6.800%	9/14/31	824	1,081
[4]	HSBC Holdings plc	6.500%	9/15/37	125	126
	HSBC Holdings plc	6.332%	3/9/44	300	307
	HSBC Holdings plc	5.250%	3/14/44	200	179
[5]	Imperial Brands Finance plc	6.125%	7/27/27	200	202
[7]	International Distributions Services plc	5.250%	9/14/28	200	216
	Lloyds Banking Group plc	4.582%	12/10/25	520	507
	Lloyds Banking Group plc	4.716%	8/11/26	200	197
	Lloyds Banking Group plc	7.953%	11/15/33	140	154
	Lloyds Banking Group plc	4.344%	1/9/48	40	30
[5]	Lseg US Fin Corp.	4.875%	3/28/27	200	197
[5]	Macquarie Airfinance Holdings Ltd.	6.400%	3/26/29	10	10
[4,7]	Motability Operations Group plc	3.500%	7/17/31	1,100	1,157
[4,8]	Motability Operations Group plc	4.875%	1/17/43	300	346
[4,7]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	3,300	3,485
[4,7]	National Grid plc	4.275%	1/16/35	454	489
[4]	NatWest Group plc	3.073%	5/22/28	225	208
[4]	NatWest Group plc	4.892%	5/18/29	200	193
[8]	Phoenix Group Holdings plc	5.867%	6/13/29	300	362
	RELX Capital Inc.	3.000%	5/22/30	100	88
[5]	Rolls-Royce plc	3.625%	10/14/25	3	3
[8]	Rothesay Life plc	8.000%	10/30/25	600	765
[8]	Rothesay Life plc	3.375%	7/12/26	2,211	2,621
[4,8]	Rothesay Life plc	7.734%	5/16/33	100	131
	Santander UK Group Holdings plc	6.833%	11/21/26	100	101
[4,7]	Severn Trent Utilities Finance plc	4.000%	3/5/34	700	733
[4,8]	Severn Trent Utilities Finance plc	4.625%	11/30/34	1,700	1,944
[4,8]	Severn Trent Utilities Finance plc	5.250%	4/4/36	358	430
[5]	Standard Chartered plc	7.767%	11/16/28	850	897
[7]	Standard Chartered plc	2.500%	9/9/30	200	208
[4,7]	United Utilities Water Finance plc	3.750%	5/23/34	1,600	1,648
	Vodafone Group plc	6.150%	2/27/37	340	347
	Vodafone Group plc	5.625%	2/10/53	260	243
[8]	Yorkshire Water Finance plc	1.750%	11/26/26	1,243	1,390
[4,8]	Yorkshire Water Finance plc	2.750%	4/18/41	1,000	799
					51,859
United States (40.0%)
	AbbVie Inc.	2.950%	11/21/26	15	14
	AbbVie Inc.	4.800%	3/15/27	2,165	2,140
	AbbVie Inc.	4.800%	3/15/29	2,245	2,206
	AbbVie Inc.	4.950%	3/15/31	1,600	1,570
	AbbVie Inc.	4.050%	11/21/39	418	354
	AbbVie Inc.	4.250%	11/21/49	240	196
10

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.400%	3/15/54	955	926
[5]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	133
[4]	AdventHealth Obligated Group	2.795%	11/15/51	300	188
	AEP Texas Inc.	5.400%	6/1/33	140	135
	AEP Transmission Co. LLC	3.750%	12/1/47	130	95
	AEP Transmission Co. LLC	4.250%	9/15/48	100	79
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	70	50
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	100	58
	AEP Transmission Co. LLC	5.400%	3/15/53	90	84
	AES Corp.	5.450%	6/1/28	150	148
	Aflac Inc.	1.125%	3/15/26	55	51
	Aflac Inc.	4.750%	1/15/49	50	43
	Agree LP	2.000%	6/15/28	50	43
[4]	Air Lease Corp.	2.875%	1/15/26	105	100
[4]	Air Lease Corp.	3.750%	6/1/26	100	96
	Air Lease Corp.	4.625%	10/1/28	20	19
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	87
	Alabama Power Co.	4.150%	8/15/44	50	40
	Albemarle Corp.	4.650%	6/1/27	50	49
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	100	91
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	76
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	100	86
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	230	212
	Alleghany Corp.	3.625%	5/15/30	250	229
[4]	Allina Health System	3.887%	4/15/49	130	98
[5]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Allstate Corp.	5.250%	3/30/33	550	537
	Allstate Corp.	4.500%	6/15/43	230	193
	Altria Group Inc.	4.400%	2/14/26	101	99
	Altria Group Inc.	2.450%	2/4/32	165	130
	Altria Group Inc.	3.400%	2/4/41	70	49
	Altria Group Inc.	5.375%	1/31/44	100	93
	Altria Group Inc.	5.950%	2/14/49	100	96
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	3.875%	8/22/37	50	43
	Amazon.com Inc.	2.500%	6/3/50	115	68
	Amazon.com Inc.	3.950%	4/13/52	85	67
[5]	AMC Networks Inc.	10.250%	1/15/29	2	2
	Ameren Corp.	2.500%	9/15/24	100	99
	Ameren Corp.	5.700%	12/1/26	580	581
	Ameren Corp.	3.500%	1/15/31	120	106
	Ameren Illinois Co.	4.150%	3/15/46	75	60
	Ameren Illinois Co.	5.900%	12/1/52	130	131
[5]	American Airlines Inc.	5.500%	4/20/26	17	16
[5]	American Airlines Inc.	7.250%	2/15/28	6	6
[5]	American Airlines Inc.	5.750%	4/20/29	41	40
[5]	American Airlines Inc.	8.500%	5/15/29	5	5
	American Axle & Manufacturing Inc.	5.000%	10/1/29	10	9
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	3	3
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	5	4
	American Express Co.	5.850%	11/5/27	300	304
	American Express Co.	5.098%	2/16/28	820	811
	American Express Co.	6.489%	10/30/31	417	437
	American Express Co.	5.915%	4/25/35	30	30
11

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Honda Finance Corp.	1.200%	7/8/25	66	63
	American Honda Finance Corp.	4.750%	1/12/26	127	126
[7]	American Medical Systems Europe BV	3.375%	3/8/29	4,553	4,799
	American Tower Corp.	3.375%	10/15/26	170	161
	American Tower Corp.	3.600%	1/15/28	100	93
	Amgen Inc.	2.600%	8/19/26	94	88
	Amgen Inc.	2.200%	2/21/27	125	115
	Amgen Inc.	5.150%	3/2/28	935	927
	Amgen Inc.	6.375%	6/1/37	460	481
	Amgen Inc.	5.150%	11/15/41	61	56
	Amgen Inc.	5.600%	3/2/43	250	241
	Amgen Inc.	3.375%	2/21/50	340	232
	Amgen Inc.	5.650%	3/2/53	85	82
	Amgen Inc.	2.770%	9/1/53	147	85
	Amgen Inc.	5.750%	3/2/63	76	73
[5]	AmWINS Group Inc.	6.375%	2/15/29	5	5
[5]	AmWINS Group Inc.	4.875%	6/30/29	4	4
[5]	Antero Midstream Partners LP	6.625%	2/1/32	5	5
[5]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Global Ltd.	4.600%	6/14/44	35	29
	Aon Global Ltd.	4.750%	5/15/45	70	59
	Aon North America Inc.	5.125%	3/1/27	130	129
	Aon North America Inc.	5.150%	3/1/29	510	503
	Aon North America Inc.	5.750%	3/1/54	420	406
[4]	Appalachian Power Co.	4.500%	3/1/49	30	23
	Apple Inc.	4.100%	8/8/62	250	196
[5]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	7	6
	Ares Capital Corp.	4.250%	3/1/25	900	885
	Ares Capital Corp.	5.875%	3/1/29	150	147
[5]	Arsenal AIC Parent LLC	8.000%	10/1/30	5	5
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	43
[5]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	10
[7]	AT&T Inc.	3.550%	11/18/25	600	638
	AT&T Inc.	3.800%	2/15/27	140	134
	AT&T Inc.	4.350%	3/1/29	203	194
[4]	AT&T Inc.	4.300%	2/15/30	56	53
	AT&T Inc.	5.400%	2/15/34	276	270
	AT&T Inc.	4.500%	5/15/35	130	117
	AT&T Inc.	4.900%	8/15/37	245	222
	AT&T Inc.	3.500%	6/1/41	95	71
	AT&T Inc.	4.750%	5/15/46	70	59
	AT&T Inc.	3.500%	9/15/53	455	300
	AT&T Inc.	3.550%	9/15/55	213	139
	AT&T Inc.	3.800%	12/1/57	111	75
	AT&T Inc.	3.650%	9/15/59	340	221
	Athene Holding Ltd.	6.250%	4/1/54	840	817
	Atmos Energy Corp.	6.200%	11/15/53	110	117
	AutoZone Inc.	4.500%	2/1/28	200	193
	AutoZone Inc.	6.250%	11/1/28	110	113
[5]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	5	5
[5]	B&G Foods Inc.	8.000%	9/15/28	6	6
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	12
	Bank of America Corp.	1.734%	7/22/27	365	335
	Bank of America Corp.	5.933%	9/15/27	1,400	1,407
12

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	6.204%	11/10/28	440	449
[4]	Bank of America Corp.	3.970%	3/5/29	200	188
[4]	Bank of America Corp.	2.087%	6/14/29	100	87
[4]	Bank of America Corp.	3.974%	2/7/30	300	279
[4]	Bank of America Corp.	3.194%	7/23/30	165	147
[4]	Bank of America Corp.	2.496%	2/13/31	150	126
	Bank of America Corp.	2.687%	4/22/32	675	557
	Bank of America Corp.	4.571%	4/27/33	200	184
	Bank of America Corp.	5.468%	1/23/35	100	97
[4]	Bank of America Corp.	4.078%	4/23/40	200	165
[4]	Bank of America Corp.	2.676%	6/19/41	170	115
	Bank of America Corp.	3.311%	4/22/42	60	44
[4]	Bank of America Corp.	4.875%	4/1/44	75	67
[4]	Bank of America Corp.	3.946%	1/23/49	35	27
[4]	Bank of America Corp.	4.083%	3/20/51	325	252
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	450	456
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	146
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	180	176
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	192
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	200	191
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	170	179
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	500	482
[5]	Bausch + Lomb Corp.	8.375%	10/1/28	6	6
[5]	Beacon Roofing Supply Inc.	4.125%	5/15/29	2	2
	Becton Dickinson & Co.	4.693%	2/13/28	100	97
	Becton Dickinson & Co.	4.874%	2/8/29	275	269
[7]	Becton Dickinson & Co.	3.519%	2/8/31	2,167	2,270
	Becton Dickinson & Co.	4.685%	12/15/44	36	31
	Becton Dickinson & Co.	4.669%	6/6/47	40	34
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	60
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	189
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	111
[5]	Big River Steel LLC	6.625%	1/31/29	22	22
	BlackRock Funding Inc.	5.250%	3/14/54	470	444
	BlackRock Inc.	4.750%	5/25/33	300	289
[5]	Blackstone Holdings Finance Co. LLC	2.000%	1/30/32	149	114
	Block Inc.	3.500%	6/1/31	3	3
	Blue Owl Capital Corp.	5.950%	3/15/29	160	157
[5,9]	Boeing Co.	6.298%	5/1/29	20	20
[5,9]	Boeing Co.	6.388%	5/1/31	120	121
[5,9]	Boeing Co.	6.528%	5/1/34	490	494
	Boeing Co.	5.805%	5/1/50	545	483
[5,9]	Boeing Co.	6.858%	5/1/54	190	191
[5,9]	Boeing Co.	7.008%	5/1/64	220	220
[7]	Booking Holdings Inc.	4.000%	3/1/44	800	832
[5]	Boost Newco Borrower LLC	7.500%	1/15/31	5	5
[5]	Boyne USA Inc.	4.750%	5/15/29	3	3
	BP Capital Markets America Inc.	4.234%	11/6/28	300	288
	BP Capital Markets plc	3.279%	9/19/27	23	22
	Brandywine Operating Partnership LP	8.875%	4/12/29	2	2
	Bristol-Myers Squibb Co.	4.900%	2/22/27	220	218
	Bristol-Myers Squibb Co.	4.900%	2/22/29	635	626
	Bristol-Myers Squibb Co.	3.400%	7/26/29	428	392
	Bristol-Myers Squibb Co.	5.750%	2/1/31	290	296
	Bristol-Myers Squibb Co.	2.550%	11/13/50	120	69
13

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.650%	2/22/64	465	446
[5]	Broadcom Inc.	1.950%	2/15/28	1,160	1,019
	Broadcom Inc.	5.000%	4/15/30	120	118
	Broadcom Inc.	4.150%	11/15/30	530	489
[5]	Broadcom Inc.	4.150%	4/15/32	185	167
[5]	Broadcom Inc.	3.419%	4/15/33	360	302
[5]	Broadcom Inc.	3.469%	4/15/34	340	282
[5]	Broadcom Inc.	3.187%	11/15/36	145	111
[5]	Broadcom Inc.	4.926%	5/15/37	230	210
[5]	Builders FirstSource Inc.	6.375%	3/1/34	10	10
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	328
[5]	Cable One Inc.	4.000%	11/15/30	2	2
[5]	Caesars Entertainment Inc.	6.500%	2/15/32	5	5
[5]	Calpine Corp.	4.500%	2/15/28	16	15
[5]	Calpine Corp.	5.125%	3/15/28	10	9
	Camden Property Trust	3.350%	11/1/49	110	74
[5]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	30
	Campbell Soup Co.	5.300%	3/20/26	3,150	3,138
	Campbell Soup Co.	5.200%	3/19/27	1,490	1,481
	Campbell Soup Co.	5.200%	3/21/29	1,480	1,459
	Campbell Soup Co.	2.375%	4/24/30	468	394
	Campbell Soup Co.	5.400%	3/21/34	730	711
	Capital One Financial Corp.	4.200%	10/29/25	900	877
	Capital One Financial Corp.	3.750%	3/9/27	90	85
	Capital One Financial Corp.	7.149%	10/29/27	2,300	2,367
	Capital One Financial Corp.	5.468%	2/1/29	90	88
	Capital One Financial Corp.	6.312%	6/8/29	264	266
	Capital One Financial Corp.	5.700%	2/1/30	800	789
[4]	Capital One Financial Corp.	7.624%	10/30/31	370	398
	Capital One Financial Corp.	2.618%	11/2/32	175	137
	Capital One Financial Corp.	5.817%	2/1/34	500	484
[5]	Cargill Inc.	4.750%	4/24/33	130	123
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
[5]	Carnival Corp.	5.750%	3/1/27	24	23
[5]	Carnival Corp.	4.000%	8/1/28	25	23
[5]	Carnival Corp.	6.000%	5/1/29	3	3
[5]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	7	8
[5]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	18	17
[5]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	33	31
	Cboe Global Markets Inc.	1.625%	12/15/30	92	73
[5]	CCO Holdings LLC	6.375%	9/1/29	15	14
[5]	CCO Holdings LLC	4.750%	3/1/30	58	48
	Cencora Inc.	2.700%	3/15/31	230	192
	Cencora Inc.	4.300%	12/15/47	80	66
	Centene Corp.	2.450%	7/15/28	145	127
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	48
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	25
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	49
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	40	38
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	157
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	160
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	47	46
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	38
14

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.450%	3/3/27	130	120
	Charles Schwab Corp.	5.643%	5/19/29	35	35
	Charles Schwab Corp.	6.196%	11/17/29	200	205
[5]	Chart Industries Inc.	7.500%	1/1/30	5	5
[5]	Chart Industries Inc.	9.500%	1/1/31	2	2
	Charter Communications Operating LLC	4.908%	7/23/25	790	779
	Charter Communications Operating LLC	3.750%	2/15/28	140	128
	Charter Communications Operating LLC	2.250%	1/15/29	40	33
	Charter Communications Operating LLC	5.050%	3/30/29	480	453
	Charter Communications Operating LLC	2.300%	2/1/32	270	202
	Charter Communications Operating LLC	6.650%	2/1/34	382	377
	Charter Communications Operating LLC	3.500%	3/1/42	200	127
	Charter Communications Operating LLC	6.484%	10/23/45	85	75
	Charter Communications Operating LLC	5.375%	5/1/47	395	303
[5]	Chemours Co.	4.625%	11/15/29	32	27
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	64
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	22
	Cheniere Energy Partners LP	3.250%	1/31/32	110	92
	Cheniere Energy Partners LP	5.950%	6/30/33	125	125
	Chevron Corp.	2.236%	5/11/30	75	64
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	93
	Chubb INA Holdings LLC	4.350%	11/3/45	82	69
[5]	Churchill Downs Inc.	5.500%	4/1/27	23	22
[5]	Churchill Downs Inc.	4.750%	1/15/28	41	39
[5]	Churchill Downs Inc.	5.750%	4/1/30	5	5
	Cigna Group	1.250%	3/15/26	63	58
	Cigna Group	2.375%	3/15/31	75	61
	Cigna Group	4.800%	8/15/38	155	139
	Cigna Group	3.400%	3/15/50	150	100
	Cisco Systems Inc.	4.850%	2/26/29	770	761
	Cisco Systems Inc.	5.300%	2/26/54	420	404
	Cisco Systems Inc.	5.350%	2/26/64	420	401
[4]	Citibank NA	5.570%	4/30/34	2,750	2,744
	Citigroup Inc.	4.450%	9/29/27	125	120
[4]	Citigroup Inc.	4.075%	4/23/29	80	76
[4]	Citigroup Inc.	2.976%	11/5/30	140	122
[4]	Citigroup Inc.	2.572%	6/3/31	500	418
	Citigroup Inc.	2.520%	11/3/32	250	200
	Citigroup Inc.	4.650%	7/30/45	90	77
	Citigroup Inc.	4.650%	7/23/48	55	47
[4]	City of Hope	4.378%	8/15/48	80	63
[5]	Civitas Resources Inc.	8.375%	7/1/28	4	4
[5]	Civitas Resources Inc.	8.750%	7/1/31	6	6
[5]	Clarios Global LP	6.750%	5/15/25	5	5
[5]	Clarios Global LP	8.500%	5/15/27	17	17
[5]	Clearway Energy Operating LLC	4.750%	3/15/28	25	24
[5]	Clearway Energy Operating LLC	3.750%	1/15/32	2	2
[5]	Cleveland-Cliffs Inc.	7.000%	3/15/32	15	15
[5]	Cloud Software Group Inc.	6.500%	3/31/29	5	5
	CMS Energy Corp.	3.450%	8/15/27	90	85
	CMS Energy Corp.	4.875%	3/1/44	135	119
[5]	CNX Resources Corp.	7.375%	1/15/31	5	5
[5]	CNX Resources Corp.	7.250%	3/1/32	5	5
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	195	188
15

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.150%	2/15/28	225	208
	Comcast Corp.	4.150%	10/15/28	70	67
	Comcast Corp.	2.650%	2/1/30	275	238
	Comcast Corp.	4.400%	8/15/35	90	81
	Comcast Corp.	6.550%	7/1/39	80	85
	Comcast Corp.	3.250%	11/1/39	145	108
	Comcast Corp.	4.500%	1/15/43	140	117
	Comcast Corp.	4.700%	10/15/48	134	115
	Comcast Corp.	4.950%	10/15/58	65	57
	Comcast Corp.	2.650%	8/15/62	263	138
	Comcast Corp.	2.987%	11/1/63	413	235
[4]	CommonSpirit Health	4.350%	11/1/42	220	184
	Commonwealth Edison Co.	3.800%	10/1/42	115	88
[4]	Commonwealth Edison Co.	3.125%	3/15/51	50	32
	Commonwealth Edison Co.	5.300%	2/1/53	180	166
[5]	CommScope Inc.	7.125%	7/1/28	16	5
	Conagra Brands Inc.	5.300%	10/1/26	175	174
	ConocoPhillips Co.	4.300%	11/15/44	65	54
	ConocoPhillips Co.	3.800%	3/15/52	40	29
	ConocoPhillips Co.	5.300%	5/15/53	75	70
	ConocoPhillips Co.	5.700%	9/15/63	40	39
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	65	63
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	160	156
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	76
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	400	402
[5]	Continental Resources Inc.	2.268%	11/15/26	100	92
[5]	Continental Resources Inc.	2.875%	4/1/32	40	32
	COPT Defense Properties LP	2.250%	3/15/26	175	164
	COPT Defense Properties LP	2.750%	4/15/31	105	84
	Corebridge Financial Inc.	3.500%	4/4/25	100	98
	Corebridge Financial Inc.	3.650%	4/5/27	90	85
	Corebridge Financial Inc.	3.850%	4/5/29	170	156
	Corebridge Financial Inc.	3.900%	4/5/32	194	169
	Corebridge Financial Inc.	4.350%	4/5/42	100	80
	Corebridge Financial Inc.	4.400%	4/5/52	150	115
	Coterra Energy Inc.	4.375%	3/15/29	130	122
	Cotiviti Inc.	7.625%	2/21/31	2	2
[5]	Coty Inc.	6.625%	7/15/30	2	2
[5]	Cox Communications Inc.	4.800%	2/1/35	100	90
[5]	Cox Communications Inc.	5.800%	12/15/53	180	167
	Crown Castle Inc.	4.750%	5/15/47	125	102
[5]	CrownRock LP	5.625%	10/15/25	14	14
[5]	CSC Holdings LLC	11.750%	1/31/29	11	10
[5]	CSC Holdings LLC	5.750%	1/15/30	5	2
[5]	CSC Holdings LLC	4.625%	12/1/30	7	3
[5]	CSC Holdings LLC	3.375%	2/15/31	10	6
	CSX Corp.	4.750%	11/15/48	190	166
	CubeSmart LP	2.250%	12/15/28	225	194
	CVS Health Corp.	1.300%	8/21/27	900	788
	CVS Health Corp.	5.125%	2/21/30	365	357
	CVS Health Corp.	4.875%	7/20/35	80	74
	CVS Health Corp.	4.780%	3/25/38	419	369
	CVS Health Corp.	4.125%	4/1/40	135	108
	CVS Health Corp.	5.125%	7/20/45	85	74
	CVS Health Corp.	6.000%	6/1/63	130	124
16

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dana Inc.	4.250%	9/1/30	10	9
	Dana Inc.	4.500%	2/15/32	2	2
[5]	DaVita Inc.	3.750%	2/15/31	10	8
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
[5]	DCP Midstream Operating LP	6.750%	9/15/37	300	313
	Dell International LLC	6.020%	6/15/26	58	58
	Dell International LLC	4.900%	10/1/26	447	440
	Dell International LLC	6.100%	7/15/27	40	41
	Dell International LLC	6.200%	7/15/30	219	225
	Dell International LLC	5.400%	4/15/34	620	601
	Dell International LLC	8.350%	7/15/46	44	55
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
[5]	Delta Air Lines Inc.	4.750%	10/20/28	1,348	1,307
	Delta Air Lines Inc.	3.750%	10/28/29	9	8
	Devon Energy Corp.	5.850%	12/15/25	40	40
	Devon Energy Corp.	5.600%	7/15/41	50	46
	DH Europe Finance II Sarl	2.600%	11/15/29	125	109
[5]	Diamond Foreign Asset Co.	8.500%	10/1/30	5	5
	Diamondback Energy Inc.	5.200%	4/18/27	740	735
	Diamondback Energy Inc.	3.125%	3/24/31	15	13
	Diamondback Energy Inc.	5.750%	4/18/54	470	449
	Diamondback Energy Inc.	5.900%	4/18/64	255	243
[7]	Digital Dutch Finco BV	1.250%	2/1/31	600	522
[7]	Digital Dutch Finco BV	1.000%	1/15/32	500	418
[5]	Directv Financing LLC	5.875%	8/15/27	31	29
[5]	Directv Financing LLC	8.875%	2/1/30	2	2
	Discovery Communications LLC	4.900%	3/11/26	157	154
	Discovery Communications LLC	6.350%	6/1/40	156	147
	Discovery Communications LLC	4.650%	5/15/50	230	166
	Discovery Communications LLC	4.000%	9/15/55	99	62
[5]	DISH Network Corp.	11.750%	11/15/27	15	15
[4]	Dominion Energy Inc.	4.050%	9/15/42	170	131
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	38
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	204
	Dominion Energy South Carolina Inc.	6.250%	10/15/53	185	196
	Dow Chemical Co.	2.100%	11/15/30	100	82
	Dow Chemical Co.	4.375%	11/15/42	120	97
[5]	DT Midstream Inc.	4.125%	6/15/29	26	24
[5]	DT Midstream Inc.	4.375%	6/15/31	15	13
	DTE Electric Co.	3.700%	6/1/46	75	55
	DTE Energy Co.	5.100%	3/1/29	1,890	1,846
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	73
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	19
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	102
[7]	Duke Energy Corp.	3.750%	4/1/31	1,400	1,463
	Duke Energy Corp.	3.500%	6/15/51	100	66
	Duke Energy Florida LLC	5.875%	11/15/33	160	164
	Duke Energy Florida LLC	3.400%	10/1/46	35	24
	Duke Energy Florida LLC	6.200%	11/15/53	110	115
	Duke Energy Indiana LLC	2.750%	4/1/50	75	44
	Duke Energy Ohio Inc.	5.650%	4/1/53	90	86
	Duke Energy Ohio Inc.	5.550%	3/15/54	540	510
	Duke Energy Progress LLC	4.100%	5/15/42	200	160
	Duke Energy Progress LLC	2.500%	8/15/50	170	95
	DuPont de Nemours Inc.	5.319%	11/15/38	40	38
17

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	5.900%	11/22/25	5	5
	eBay Inc.	5.950%	11/22/27	75	77
[5]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	124
	Elevance Health Inc.	6.100%	10/15/52	155	159
	Eli Lilly & Co.	2.500%	9/15/60	100	54
[5]	EMRLD Borrower LP	6.625%	12/15/30	15	15
	Enbridge Energy Partners LP	7.375%	10/15/45	230	256
[5]	Endo Finance Holdings Inc.	8.500%	4/15/31	7	7
[5]	Energizer Holdings Inc.	4.750%	6/15/28	33	30
	Energy Transfer LP	4.400%	3/15/27	240	233
	Energy Transfer LP	3.750%	5/15/30	30	27
	Energy Transfer LP	6.400%	12/1/30	230	237
	Energy Transfer LP	5.750%	2/15/33	130	129
	Energy Transfer LP	6.550%	12/1/33	230	239
	Energy Transfer LP	6.050%	6/1/41	535	514
	Energy Transfer LP	6.500%	2/1/42	100	101
	Energy Transfer LP	5.300%	4/1/44	75	66
	Energy Transfer LP	5.150%	3/15/45	55	47
	Energy Transfer LP	6.250%	4/15/49	70	68
	Energy Transfer LP	5.950%	5/15/54	565	533
[5]	Entegris Inc.	4.750%	4/15/29	190	180
[5]	Entegris Inc.	5.950%	6/15/30	45	44
	Entergy Louisiana LLC	3.250%	4/1/28	593	548
	Enterprise Products Operating LLC	4.850%	3/15/44	215	190
	Enterprise Products Operating LLC	4.900%	5/15/46	59	52
	Enterprise Products Operating LLC	4.250%	2/15/48	50	40
	Enterprise Products Operating LLC	3.700%	1/31/51	70	50
	EOG Resources Inc.	4.375%	4/15/30	45	43
	EOG Resources Inc.	3.900%	4/1/35	20	18
[5]	EQM Midstream Partners LP	7.500%	6/1/27	10	10
[5]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	15
[5]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
	EQT Corp.	3.900%	10/1/27	96	91
	Equitable Holdings Inc.	5.594%	1/11/33	148	146
	Equitable Holdings Inc.	5.000%	4/20/48	115	99
[5]	ERAC USA Finance LLC	4.600%	5/1/28	200	194
[5]	ERAC USA Finance LLC	7.000%	10/15/37	180	197
	ERP Operating LP	4.500%	7/1/44	135	111
	Essex Portfolio LP	4.500%	3/15/48	60	48
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	63
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	97
[4]	Eversource Energy	1.400%	8/15/26	110	100
	Exelon Corp.	3.400%	4/15/26	125	120
	Exelon Corp.	5.150%	3/15/28	210	207
	Exelon Corp.	3.350%	3/15/32	200	171
	Exelon Corp.	4.450%	4/15/46	165	134
	Exelon Corp.	4.100%	3/15/52	100	75
	Exelon Corp.	5.600%	3/15/53	390	370
	Extra Space Storage LP	5.500%	7/1/30	70	69
	Extra Space Storage LP	5.900%	1/15/31	370	372
	Extra Space Storage LP	2.400%	10/15/31	80	64
	Exxon Mobil Corp.	4.227%	3/19/40	155	135
	Exxon Mobil Corp.	4.114%	3/1/46	55	45
18

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.875%	8/1/42	30	23
	FedEx Corp.	4.550%	4/1/46	70	57
	FedEx Corp.	4.050%	2/15/48	70	52
	Fifth Third Bancorp	1.707%	11/1/27	100	90
	Fifth Third Bancorp	3.950%	3/14/28	350	329
	Fifth Third Bancorp	6.339%	7/27/29	310	314
	Fifth Third Bancorp	5.631%	1/29/32	560	544
[4]	Fifth Third Bank NA	3.950%	7/28/25	300	293
	FirstEnergy Corp.	2.650%	3/1/30	150	127
[4]	FirstEnergy Corp.	2.250%	9/1/30	60	49
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	60	59
[5]	FirstEnergy Transmission LLC	2.866%	9/15/28	260	232
[5]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	80
	Fiserv Inc.	5.600%	3/2/33	120	119
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	220	220
	FMC Corp.	5.150%	5/18/26	100	99
	FMC Corp.	4.500%	10/1/49	30	22
	Ford Motor Credit Co. LLC	4.134%	8/4/25	200	195
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	43
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	6.800%	5/12/28	20	20
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	204
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	46
	Ford Motor Credit Co. LLC	7.200%	6/10/30	10	10
	Ford Motor Credit Co. LLC	7.122%	11/7/33	200	208
[7]	Fortive Corp.	3.700%	8/15/29	3,800	4,021
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	28
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	50
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	38
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	9
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	15
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	7	6
[5]	Gates Global LLC	6.250%	1/15/26	5	5
	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	220
	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	111
	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	102
	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	107
	General Dynamics Corp.	4.250%	4/1/40	95	82
	General Motors Co.	6.125%	10/1/25	150	151
	General Motors Co.	5.200%	4/1/45	88	75
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	395
	General Motors Financial Co. Inc.	2.750%	6/20/25	485	469
	General Motors Financial Co. Inc.	6.050%	10/10/25	555	556
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,255	1,167
	General Motors Financial Co. Inc.	1.500%	6/10/26	191	175
	General Motors Financial Co. Inc.	5.550%	7/15/29	575	566
	General Motors Financial Co. Inc.	5.850%	4/6/30	192	191
	General Motors Financial Co. Inc.	5.750%	2/8/31	450	445
	General Motors Financial Co. Inc.	6.400%	1/9/33	170	173
[5]	Genesee & Wyoming Inc.	6.250%	4/15/32	10	10
	Genesis Energy LP	8.250%	1/15/29	5	5
	Georgia Power Co.	5.004%	2/23/27	840	832
	Georgia Power Co.	4.300%	3/15/42	130	107
19

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	5.125%	5/15/52	70	63
[5]	Georgia-Pacific LLC	1.750%	9/30/25	245	232
[5]	Georgia-Pacific LLC	2.300%	4/30/30	165	139
	Gilead Sciences Inc.	4.150%	3/1/47	190	150
[5]	Global Atlantic Fin Co.	7.950%	6/15/33	700	758
[5]	Global Atlantic Fin Co.	6.750%	3/15/54	240	233
	Global Payments Inc.	1.500%	11/15/24	120	117
	Goldman Sachs Group Inc.	5.727%	4/25/30	2,500	2,505
	Goldman Sachs Group Inc.	6.750%	10/1/37	300	316
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	219
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	72
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	90	79
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	74
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	20	18
[5]	Graphic Packaging International LLC	3.500%	3/15/28	1	1
[5]	Graphic Packaging International LLC	3.750%	2/1/30	2	2
[5]	Gray Television Inc.	7.000%	5/15/27	6	5
[5]	Hanesbrands Inc.	9.000%	2/15/31	7	7
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	213
	HCA Inc.	5.250%	6/15/49	115	99
	HCA Inc.	6.000%	4/1/54	490	467
	Healthpeak OP LLC	5.250%	12/15/32	170	163
	Helmerich & Payne Inc.	2.900%	9/29/31	220	179
	Hess Corp.	7.300%	8/15/31	5	6
	Highwoods Realty LP	7.650%	2/1/34	429	451
[5]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[5]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[5]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	2	2
	Home Depot Inc.	2.950%	6/15/29	85	77
	Home Depot Inc.	2.700%	4/15/30	15	13
	Home Depot Inc.	3.900%	6/15/47	125	97
	Home Depot Inc.	4.500%	12/6/48	75	63
	Home Depot Inc.	4.950%	9/15/52	55	50
	Home Depot Inc.	3.500%	9/15/56	70	48
	Honeywell International Inc.	2.800%	6/1/50	1,710	1,101
	Hormel Foods Corp.	1.700%	6/3/28	50	44
	Hormel Foods Corp.	1.800%	6/11/30	10	8
[5]	HUB International Ltd.	7.250%	6/15/30	5	5
[5]	HUB International Ltd.	7.375%	1/31/32	5	5
	Huntington Bancshares Inc.	6.208%	8/21/29	350	351
	Huntington Bancshares Inc.	5.023%	5/17/33	116	107
[5]	Imola Merger Corp.	4.750%	5/15/29	18	17
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	250	178
	Intel Corp.	5.125%	2/10/30	160	158
	Intel Corp.	5.625%	2/10/43	80	78
	Intel Corp.	3.050%	8/12/51	200	123
	Intel Corp.	4.900%	8/5/52	100	86
	Intel Corp.	5.900%	2/10/63	60	58
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	63
	Intercontinental Exchange Inc.	3.000%	9/15/60	50	29
	Intercontinental Exchange Inc.	5.200%	6/15/62	20	18
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	71
	Invesco Finance plc	5.375%	11/30/43	55	51
	IQVIA Inc.	6.250%	2/1/29	6	6
[5]	ITC Holdings Corp.	4.950%	9/22/27	50	49
20

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	3.350%	11/15/27	320	298
[5]	ITC Holdings Corp.	2.950%	5/14/30	150	129
	J M Smucker Co.	6.500%	11/15/43	185	192
	J M Smucker Co.	3.550%	3/15/50	230	155
	Jacobs Engineering Group Inc.	5.900%	3/1/33	110	108
[5]	JBS USA Holding Lux Sarl	6.750%	3/15/34	525	535
[5]	JBS USA Holding Lux Sarl	7.250%	11/15/53	265	272
[4]	John Deere Capital Corp.	4.850%	10/11/29	300	295
[4]	John Deere Capital Corp.	3.900%	6/7/32	95	87
[4]	John Deere Capital Corp.	5.150%	9/8/33	95	94
	JPMorgan Chase & Co.	1.578%	4/22/27	500	461
	JPMorgan Chase & Co.	4.851%	7/25/28	140	137
	JPMorgan Chase & Co.	5.012%	1/23/30	730	713
	JPMorgan Chase & Co.	5.581%	4/22/30	2,710	2,709
	JPMorgan Chase & Co.	4.586%	4/26/33	100	93
	JPMorgan Chase & Co.	5.350%	6/1/34	130	126
	JPMorgan Chase & Co.	6.400%	5/15/38	150	162
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	62	52
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	240	174
	JPMorgan Chase & Co.	5.600%	7/15/41	81	81
	JPMorgan Chase & Co.	2.525%	11/19/41	190	126
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	270	208
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	70	46
	JPMorgan Chase & Co.	3.328%	4/22/52	290	197
[5]	Kaiser Aluminum Corp.	4.500%	6/1/31	9	8
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	327
[5]	KeHE Distributors LLC	9.000%	2/15/29	7	7
	Kenvue Inc.	5.100%	3/22/43	95	90
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	273
[4]	KeyBank NA	4.150%	8/8/25	100	97
	Kilroy Realty LP	4.750%	12/15/28	121	114
	Kilroy Realty LP	2.650%	11/15/33	200	143
	Kilroy Realty LP	6.250%	1/15/36	280	263
	Kimco Realty OP LLC	4.250%	4/1/45	75	57
	Kimco Realty OP LLC	3.700%	10/1/49	70	48
[5]	Kinetik Holdings LP	6.625%	12/15/28	5	5
	Kraft Heinz Foods Co.	3.750%	4/1/30	340	312
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	23
	Kroger Co.	2.200%	5/1/30	225	187
	Kroger Co.	3.875%	10/15/46	125	91
	Kyndryl Holdings Inc.	6.350%	2/20/34	100	100
	L3Harris Technologies Inc.	5.250%	6/1/31	1,180	1,149
	L3Harris Technologies Inc.	5.054%	4/27/45	30	27
[5]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	18
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	6	6
[5]	Level 3 Financing Inc.	4.625%	9/15/27	7	4
[5]	Level 3 Financing Inc.	3.875%	11/15/29	5	2
[5]	Level 3 Financing Inc.	10.500%	5/15/30	5	5
[5]	LifePoint Health Inc.	11.000%	10/15/30	3	3
[7]	Linde plc	1.625%	3/31/35	1,800	1,583
[5]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[5]	Lithia Motors Inc.	3.875%	6/1/29	52	46
[5]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
21

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	4.500%	5/15/36	665	608
	Lockheed Martin Corp.	4.300%	6/15/62	295	234
	Lockheed Martin Corp.	5.200%	2/15/64	520	483
	Lowe's Cos. Inc.	3.100%	5/3/27	433	407
	Lowe's Cos. Inc.	1.700%	9/15/28	90	77
	Lowe's Cos. Inc.	4.450%	4/1/62	190	145
	LPL Holdings Inc.	6.750%	11/17/28	430	442
	LYB International Finance III LLC	3.375%	10/1/40	50	36
	M&T Bank Corp.	7.413%	10/30/29	870	902
	M&T Bank Corp.	6.082%	3/13/32	3,000	2,926
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	900	888
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,300	1,266
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	370	350
	Marathon Oil Corp.	5.300%	4/1/29	380	373
	Marriott International Inc.	4.875%	5/15/29	250	243
[5]	Mars Inc.	3.875%	4/1/39	178	146
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	75	66
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	91
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	116
[5]	McAfee Corp.	7.375%	2/15/30	8	7
[4,7]	McDonald's Corp.	4.125%	11/28/35	920	994
[5]	Medline Borrower LP	3.875%	4/1/29	3	3
[5]	Medline Borrower LP	6.250%	4/1/29	4	4
[5]	Medline Borrower LP	5.250%	10/1/29	3	3
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	37
	Merck & Co. Inc.	5.150%	5/17/63	160	148
	Meta Platforms Inc.	4.650%	8/15/62	42	35
	Meta Platforms Inc.	5.750%	5/15/63	150	149
	MetLife Inc.	4.125%	8/13/42	60	49
	MetLife Inc.	4.875%	11/13/43	60	53
	MetLife Inc.	5.250%	1/15/54	60	56
	MGM Resorts International	6.500%	4/15/32	10	10
	MidAmerican Energy Co.	5.300%	2/1/55	530	493
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	12	10
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	3,274	3,280
[5]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	5	5
	Mondelez International Inc.	1.500%	2/4/31	200	156
	Morgan Stanley	2.475%	1/21/28	700	645
[4]	Morgan Stanley	5.652%	4/13/28	530	531
	Morgan Stanley	5.173%	1/16/30	740	726
[4]	Morgan Stanley	2.699%	1/22/31	635	543
	Morgan Stanley	2.943%	1/21/33	400	330
	Morgan Stanley	5.466%	1/18/35	120	117
	Morgan Stanley	5.948%	1/19/38	270	263
[4]	Morgan Stanley	3.971%	7/22/38	90	74
[4]	Morgan Stanley	4.457%	4/22/39	165	144
	Morgan Stanley	6.375%	7/24/42	150	162
	Morgan Stanley	4.300%	1/27/45	30	25
	Morgan Stanley	4.375%	1/22/47	200	166
[4]	Morgan Stanley	2.802%	1/25/52	90	55
[4]	Mount Sinai Hospital	3.737%	7/1/49	200	144
	MPLX LP	1.750%	3/1/26	150	140
	MPT Operating Partnership LP	3.500%	3/15/31	25	17
	Nasdaq Inc.	5.650%	6/28/25	60	60
22

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	5.350%	6/28/28	350	348
	Nasdaq Inc.	2.500%	12/21/40	100	64
	Nasdaq Inc.	3.950%	3/7/52	30	22
	Nasdaq Inc.	5.950%	8/15/53	175	173
[5]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	4	4
[5]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	1	1
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	47
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	93
	Navient Corp.	4.875%	3/15/28	2	2
	Navient Corp.	9.375%	7/25/30	3	3
[5]	NCL Corp. Ltd.	5.875%	2/15/27	14	14
[5]	NCL Corp. Ltd.	8.125%	1/15/29	3	3
[5]	NCL Corp. Ltd.	7.750%	2/15/29	10	10
[5]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	218	214
	Netflix Inc.	5.875%	11/15/28	370	377
	Netflix Inc.	6.375%	5/15/29	3,793	3,951
	Nevada Power Co.	6.000%	3/15/54	180	179
[5]	New York Life Global Funding	4.850%	1/9/28	150	147
	Newell Brands Inc.	6.375%	9/15/27	15	15
	Newell Brands Inc.	6.625%	9/15/29	13	13
	Newmont Corp.	2.800%	10/1/29	130	114
	Newmont Corp.	2.250%	10/1/30	100	83
[5]	Newmont Corp.	5.350%	3/15/34	440	429
[5]	News Corp.	3.875%	5/15/29	33	30
[5]	Nexstar Media Inc.	4.750%	11/1/28	40	36
[5]	NextEra Energy Operating Partners LP	4.250%	7/15/24	2	2
[5]	Niagara Mohawk Power Corp.	5.664%	1/17/54	160	151
	NiSource Inc.	5.250%	3/30/28	100	99
	NiSource Inc.	5.400%	6/30/33	60	58
	NiSource Inc.	5.350%	4/1/34	400	383
	NiSource Inc.	3.950%	3/30/48	50	37
	Norfolk Southern Corp.	3.050%	5/15/50	120	76
	Norfolk Southern Corp.	5.950%	3/15/64	150	150
[5]	Northern Natural Gas Co.	5.625%	2/1/54	115	110
	Northern States Power Co.	6.250%	6/1/36	144	151
	Northrop Grumman Corp.	5.250%	5/1/50	545	506
	Northrop Grumman Corp.	5.200%	6/1/54	700	643
[5]	Novelis Corp.	4.750%	1/30/30	15	14
[5]	Novelis Corp.	3.875%	8/15/31	18	15
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	58
	Nucor Corp.	3.850%	4/1/52	50	37
	NuStar Logistics LP	6.375%	10/1/30	20	20
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	6.375%	9/1/28	138	141
	Occidental Petroleum Corp.	6.625%	9/1/30	59	61
	Occidental Petroleum Corp.	6.125%	1/1/31	39	40
	Occidental Petroleum Corp.	7.500%	5/1/31	44	48
	Occidental Petroleum Corp.	6.450%	9/15/36	15	15
	Occidental Petroleum Corp.	6.600%	3/15/46	10	10
[5]	Oglethorpe Power Corp.	6.200%	12/1/53	130	130
[5]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	4
[5]	Olympus Water US Holding Corp.	9.750%	11/15/28	20	21
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	154
23

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	114
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	100	89
	OneMain Finance Corp.	3.500%	1/15/27	15	14
	OneMain Finance Corp.	7.875%	3/15/30	2	2
	ONEOK Inc.	5.550%	11/1/26	130	130
	ONEOK Inc.	5.650%	11/1/28	135	135
	ONEOK Partners LP	6.125%	2/1/41	135	132
	Oracle Corp.	2.300%	3/25/28	189	168
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	270	228
	Oracle Corp.	3.850%	7/15/36	250	205
	Oracle Corp.	3.600%	4/1/40	430	322
	Oracle Corp.	3.650%	3/25/41	150	112
[5]	Organon & Co.	4.125%	4/30/28	13	12
[5]	Organon & Co.	5.125%	4/30/31	10	9
[5]	Outfront Media Capital LLC	7.375%	2/15/31	5	5
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	5	5
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	191
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	90
	Pacific Gas & Electric Co.	5.550%	5/15/29	1,320	1,305
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	114
	Pacific Gas & Electric Co.	6.150%	1/15/33	130	130
	Pacific Gas & Electric Co.	6.950%	3/15/34	180	190
	Pacific Gas & Electric Co.	5.800%	5/15/34	230	225
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	81
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	64
	PacifiCorp	6.250%	10/15/37	80	81
	PacifiCorp	4.100%	2/1/42	5	4
	PacifiCorp	4.150%	2/15/50	12	9
[5]	Pactiv Evergreen Group Issuer LLC	4.375%	10/15/28	15	14
[5]	Panther Escrow Issuer LLC	7.125%	6/1/31	5	5
	Paramount Global	4.950%	1/15/31	38	33
	Paramount Global	4.600%	1/15/45	260	175
	Parker-Hannifin Corp.	3.250%	6/14/29	300	272
	PayPal Holdings Inc.	5.050%	6/1/52	40	36
	PECO Energy Co.	4.150%	10/1/44	130	104
[5]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
[5]	Penske Truck Leasing Co. LP	5.350%	1/12/27	900	891
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	155	157
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	56	57
	PepsiCo Inc.	2.750%	3/19/30	25	22
	PepsiCo Inc.	4.200%	7/18/52	25	20
[5]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[5]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[5]	Permian Resources Operating LLC	5.875%	7/1/29	25	24
[5]	Permian Resources Operating LLC	7.000%	1/15/32	5	5
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	355	343
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	260	242
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	142
	Philip Morris International Inc.	5.125%	11/17/27	260	258
	Philip Morris International Inc.	4.875%	2/13/29	1,475	1,440
	Philip Morris International Inc.	5.125%	2/15/30	105	103
	Philip Morris International Inc.	5.500%	9/7/30	10	10
	Philip Morris International Inc.	5.750%	11/17/32	224	226
[7]	Philip Morris International Inc.	1.450%	8/1/39	700	494
24

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.250%	11/10/44	165	131
	Phillips 66	3.900%	3/15/28	34	32
	Phillips 66	4.650%	11/15/34	40	37
	Phillips 66 Co.	3.150%	12/15/29	177	157
[5]	Phinia Inc.	6.750%	4/15/29	2	2
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	123
	Pioneer Natural Resources Co.	2.150%	1/15/31	145	119
	Plains All American Pipeline LP	4.900%	2/15/45	30	25
	PNC Financial Services Group Inc.	6.615%	10/20/27	500	511
	PNC Financial Services Group Inc.	5.068%	1/24/34	410	386
	PNC Financial Services Group Inc.	5.939%	8/18/34	160	160
	PNC Financial Services Group Inc.	6.875%	10/20/34	585	621
	PNC Financial Services Group Inc.	5.676%	1/22/35	700	686
[5]	Post Holdings Inc.	6.250%	2/15/32	5	5
	Principal Financial Group Inc.	5.500%	3/15/53	219	204
	Progressive Corp.	2.500%	3/15/27	100	93
	Prologis LP	1.750%	2/1/31	157	125
	Prologis LP	5.125%	1/15/34	37	36
[8,9]	Prologis LP	5.625%	5/4/40	700	863
	Prologis LP	5.250%	6/15/53	267	245
	Prologis LP	5.250%	3/15/54	690	630
	Prudential Financial Inc.	3.935%	12/7/49	260	193
[4]	Prudential Financial Inc.	4.350%	2/25/50	65	52
[4]	Prudential Financial Inc.	3.700%	3/13/51	70	50
	Prudential Financial Inc.	6.500%	3/15/54	130	129
	Public Service Co. of Colorado	4.050%	9/15/49	230	171
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	72
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	160	147
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,010	992
	Public Storage Operating Co.	1.950%	11/9/28	200	173
	Public Storage Operating Co.	5.350%	8/1/53	150	141
	Range Resources Corp.	8.250%	1/15/29	10	10
	Realty Income Corp.	2.200%	6/15/28	160	140
	Realty Income Corp.	4.850%	3/15/30	165	159
[7]	Realty Income Corp.	5.125%	7/6/34	900	1,022
[5]	RHP Hotel Properties LP	6.500%	4/1/32	5	5
[5]	Roche Holdings Inc.	4.909%	3/8/31	1,035	1,011
[5]	Roche Holdings Inc.	2.076%	12/13/31	215	172
[5]	Roche Holdings Inc.	4.985%	3/8/34	435	422
[5]	Roche Holdings Inc.	5.218%	3/8/54	440	419
[5,9]	Rocket Software Inc.	9.000%	11/28/28	5	5
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	13	14
[5]	Royal Caribbean Cruises Ltd.	9.250%	1/15/29	5	5
[5]	Royal Caribbean Cruises Ltd.	7.250%	1/15/30	2	2
	RPM International Inc.	4.550%	3/1/29	115	109
	RTX Corp.	5.400%	5/1/35	250	245
	RTX Corp.	4.875%	10/15/40	557	497
	RTX Corp.	5.375%	2/27/53	140	131
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	110
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	105
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	1,435	1,348
	Sabra Health Care LP	3.200%	12/1/31	320	258
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,140	1,089
[4,7]	Sanofi SA	1.875%	3/21/38	500	443
25

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander Holdings USA Inc.	6.499%	3/9/29	25	25
	SBA Communications Corp.	3.125%	2/1/29	17	15
[5]	Scripps Escrow Inc.	5.875%	7/15/27	17	13
[5]	Scripps Escrow II Inc.	5.375%	1/15/31	3	2
[5]	Seagate HDD Cayman	8.250%	12/15/29	4	4
[5]	Seagate HDD Cayman	8.500%	7/15/31	1	1
[5]	Sealed Air Corp.	6.125%	2/1/28	5	5
[5]	Sealed Air Corp.	5.000%	4/15/29	7	7
[5]	Sealed Air Corp.	7.250%	2/15/31	5	5
	Shell International Finance BV	2.750%	4/6/30	210	185
	Shell International Finance BV	4.375%	5/11/45	70	59
	Shell International Finance BV	3.750%	9/12/46	141	107
	Sherwin-Williams Co.	4.500%	6/1/47	80	66
	Simon Property Group LP	3.500%	9/1/25	270	263
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
[5,9]	Six Flags Entertainment Corp.	6.625%	5/1/32	5	5
	Southern California Edison Co.	5.650%	10/1/28	600	604
[4]	Southern California Edison Co.	4.200%	3/1/29	100	94
	Southern California Edison Co.	4.500%	9/1/40	50	42
[4]	Southern California Edison Co.	3.900%	3/15/43	50	38
	Southern California Edison Co.	4.000%	4/1/47	50	37
[4]	Southern California Gas Co.	2.550%	2/1/30	330	282
	Southern California Gas Co.	3.750%	9/15/42	50	38
	Southern Co.	4.475%	8/1/24	520	517
[4]	Southern Co.	3.700%	4/30/30	30	27
	Southern Co.	5.700%	10/15/32	100	100
	Southern Co.	4.400%	7/1/46	30	24
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	79
	Southwest Airlines Co.	2.625%	2/10/30	250	212
[5]	Spirit AeroSystems Inc.	9.375%	11/30/29	7	8
[5]	Spirit AeroSystems Inc.	9.750%	11/15/30	12	13
	Sprint Capital Corp.	6.875%	11/15/28	1,900	1,991
	Sprint Capital Corp.	8.750%	3/15/32	790	933
	Sprint LLC	7.625%	3/1/26	40	41
[5]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	37
[5]	Star Parent Inc.	9.000%	10/1/30	8	8
	Starbucks Corp.	3.500%	11/15/50	125	87
[5]	Starwood Property Trust Inc.	7.250%	4/1/29	2	2
	State Street Corp.	5.820%	11/4/28	194	197
	State Street Corp.	4.821%	1/26/34	120	113
[5]	Station Casinos LLC	6.625%	3/15/32	4	4
[5]	Summit Materials LLC	7.250%	1/15/31	3	3
	Sun Communities Operating LP	2.300%	11/1/28	200	172
[5]	Sunoco LP	7.000%	9/15/28	10	10
	Synovus Bank	5.625%	2/15/28	250	239
[5]	Tallgrass Energy Partners LP	7.375%	2/15/29	10	10
	Targa Resources Corp.	6.150%	3/1/29	310	316
	Targa Resources Corp.	6.125%	3/15/33	153	155
	Targa Resources Corp.	6.500%	3/30/34	600	625
	Targa Resources Corp.	6.500%	2/15/53	28	29
	Targa Resources Partners LP	5.000%	1/15/28	50	48
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	47
26

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	4.800%	1/15/53	60	54
	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
[5]	Tenet Healthcare Corp.	6.750%	5/15/31	15	15
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	43
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	118
	Time Warner Cable LLC	5.875%	11/15/40	343	284
	Time Warner Cable LLC	4.500%	9/15/42	75	53
	T-Mobile USA Inc.	3.375%	4/15/29	245	223
	T-Mobile USA Inc.	3.875%	4/15/30	170	156
[7,9]	T-Mobile USA Inc.	3.700%	5/8/32	800	852
	T-Mobile USA Inc.	6.000%	6/15/54	230	231
	T-Mobile USA Inc.	3.600%	11/15/60	255	167
	Toll Brothers Finance Corp.	3.800%	11/1/29	65	59
[5]	TopBuild Corp.	3.625%	3/15/29	5	4
[5]	TopBuild Corp.	4.125%	2/15/32	10	9
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	247
[4]	Toyota Motor Credit Corp.	5.000%	3/19/27	2,460	2,440
	Toyota Motor Credit Corp.	5.100%	3/21/31	590	581
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	79
[5]	TransDigm Inc.	6.750%	8/15/28	5	5
[5]	TransDigm Inc.	6.375%	3/1/29	13	13
[5]	TransDigm Inc.	6.875%	12/15/30	10	10
[5]	TransDigm Inc.	7.125%	12/1/31	10	10
[5]	TransDigm Inc.	6.625%	3/1/32	2	2
[5]	Transocean Inc.	8.250%	5/15/29	2	2
[5]	Transocean Inc.	8.750%	2/15/30	11	11
[5]	Transocean Inc.	8.500%	5/15/31	5	5
[5]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	198
[5]	Triumph Group Inc.	9.000%	3/15/28	12	12
[4]	Truist Financial Corp.	6.047%	6/8/27	140	141
[4]	UDR Inc.	2.950%	9/1/26	15	14
[5]	UKG Inc.	6.875%	2/1/31	10	10
	Union Electric Co.	4.000%	4/1/48	65	49
	Union Electric Co.	3.250%	10/1/49	75	49
	Union Electric Co.	3.900%	4/1/52	150	112
	Union Electric Co.	5.250%	1/15/54	250	228
	Union Pacific Corp.	3.250%	2/5/50	270	184
	Union Pacific Corp.	3.839%	3/20/60	35	25
[5]	United Airlines Inc.	4.375%	4/15/26	22	21
[5]	United Airlines Inc.	4.625%	4/15/29	55	51
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	33	33
[5]	United Natural Foods Inc.	6.750%	10/15/28	9	7
	UnitedHealth Group Inc.	5.350%	2/15/33	360	359
	UnitedHealth Group Inc.	5.000%	4/15/34	45	44
	UnitedHealth Group Inc.	2.750%	5/15/40	100	70
	UnitedHealth Group Inc.	4.375%	3/15/42	215	185
	UnitedHealth Group Inc.	3.250%	5/15/51	100	67
	UnitedHealth Group Inc.	5.375%	4/15/54	265	252
	UnitedHealth Group Inc.	6.050%	2/15/63	200	206
[5]	Univision Communications Inc.	8.000%	8/15/28	10	10
[5]	Univision Communications Inc.	4.500%	5/1/29	2	2
[5]	Univision Communications Inc.	7.375%	6/30/30	15	14
27

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	5.775%	6/12/29	350	350
	US Bancorp	5.384%	1/23/30	190	187
	US Bancorp	5.850%	10/21/33	400	397
	US Bancorp	5.836%	6/12/34	276	273
	US Bancorp	5.678%	1/23/35	470	459
[5]	US Foods Inc.	6.875%	9/15/28	2	2
[5]	US Foods Inc.	4.750%	2/15/29	9	8
[5]	USI Inc.	7.500%	1/15/32	2	2
[5,9]	Vail Resorts Inc.	6.500%	5/15/32	10	10
[5]	Valaris Ltd.	8.375%	4/30/30	16	16
	Valero Energy Corp.	4.350%	6/1/28	48	46
	Valero Energy Corp.	3.650%	12/1/51	100	68
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
[5]	Venture Global LNG Inc.	8.125%	6/1/28	3	3
[5]	Venture Global LNG Inc.	9.500%	2/1/29	12	13
[5]	Venture Global LNG Inc.	8.375%	6/1/31	5	5
[5]	Venture Global LNG Inc.	9.875%	2/1/32	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	93
	Verizon Communications Inc.	2.100%	3/22/28	590	522
	Verizon Communications Inc.	1.500%	9/18/30	285	227
	Verizon Communications Inc.	4.400%	11/1/34	140	127
	Verizon Communications Inc.	5.250%	3/16/37	170	164
	Verizon Communications Inc.	4.812%	3/15/39	110	99
	Verizon Communications Inc.	2.650%	11/20/40	75	50
	Verizon Communications Inc.	3.850%	11/1/42	30	23
	Verizon Communications Inc.	4.862%	8/21/46	600	530
	Verizon Communications Inc.	3.875%	3/1/52	130	96
	Verizon Communications Inc.	3.000%	11/20/60	50	29
	Verizon Communications Inc.	3.700%	3/22/61	85	58
[5]	VICI Properties LP	4.625%	6/15/25	35	34
[5]	Viper Energy Inc.	7.375%	11/1/31	5	5
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	533	503
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	228	215
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	65	58
	Virginia Electric & Power Co.	5.300%	8/15/33	56	54
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	150	119
	Virginia Electric & Power Co.	5.450%	4/1/53	100	93
	Virginia Electric & Power Co.	5.350%	1/15/54	350	324
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	22	21
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	7	7
[5]	Vistra Operations Co. LLC	7.750%	10/15/31	3	3
[5]	Vital Energy Inc.	7.750%	7/31/29	7	7
[5]	Vital Energy Inc.	7.875%	4/15/32	2	2
	VMware LLC	1.800%	8/15/28	400	343
	VMware LLC	4.700%	5/15/30	130	123
	VMware LLC	2.200%	8/15/31	220	174
	Walmart Inc.	3.950%	6/28/38	415	363
	Walt Disney Co.	6.650%	11/15/37	70	77
	Walt Disney Co.	3.500%	5/13/40	125	97
	Walt Disney Co.	2.750%	9/1/49	45	28
	Walt Disney Co.	3.600%	1/13/51	45	33
	Warnermedia Holdings Inc.	3.755%	3/15/27	970	914
	Warnermedia Holdings Inc.	5.050%	3/15/42	874	701
	Warnermedia Holdings Inc.	5.141%	3/15/52	390	299
28

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	3.196%	6/17/27	50	47
[4]	Wells Fargo & Co.	2.393%	6/2/28	250	227
[4]	Wells Fargo & Co.	4.897%	7/25/33	375	352
	Wells Fargo & Co.	5.389%	4/24/34	250	241
[4,8]	Wells Fargo & Co.	4.875%	11/29/35	300	339
[4]	Wells Fargo & Co.	3.068%	4/30/41	320	227
	Wells Fargo & Co.	5.375%	11/2/43	90	83
[4]	Wells Fargo & Co.	4.400%	6/14/46	60	47
[4]	Wells Fargo & Co.	5.013%	4/4/51	80	71
[4]	Wells Fargo & Co.	4.611%	4/25/53	50	42
[4]	Wells Fargo Bank NA	5.450%	8/7/26	300	300
[4]	Wells Fargo Bank NA	6.600%	1/15/38	100	105
	Welltower OP LLC	4.250%	4/1/26	50	49
[5]	WESCO Distribution Inc.	6.375%	3/15/29	10	10
[5]	WESCO Distribution Inc.	6.625%	3/15/32	5	5
	Western Midstream Operating LP	4.500%	3/1/28	49	47
	Western Midstream Operating LP	4.750%	8/15/28	104	100
	Weyerhaeuser Co.	4.000%	11/15/29	91	84
	Williams Cos. Inc.	4.650%	8/15/32	80	75
	Williams Cos. Inc.	6.300%	4/15/40	65	66
[5]	Williams Scotsman Inc.	7.375%	10/1/31	5	5
	Willis North America Inc.	2.950%	9/15/29	85	75
	Willis North America Inc.	3.875%	9/15/49	70	50
[5]	WMG Acquisition Corp.	3.750%	12/1/29	60	53
	Workday Inc.	3.700%	4/1/29	140	129
[5]	WR Grace Holdings LLC	5.625%	8/15/29	5	4
[5]	WR Grace Holdings LLC	7.375%	3/1/31	6	6
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	15	14
[5]	Xerox Holdings Corp.	8.875%	11/30/29	2	2
	Zoetis Inc.	5.400%	11/14/25	230	230
	Zoetis Inc.	4.700%	2/1/43	129	112
	Zoetis Inc.	3.950%	9/12/47	70	53
					212,311
Total Corporate Bonds (Cost $415,876)					400,597
Floating Rate Loan Interests (0.0%)
Ireland (0.0%)
[10]	Setanta Aircraft Leasing DAC Term Loan, TSFR3M + 2.000%	7.564%	11/5/28	85	85
Luxembourg (0.0%)
[10]	Endo Luxembourg Finance Co. I Sarl Term Loan B, TSFR3M + 4.500%	9.826%	4/23/31	7	7
United States (0.0%)
[10]	AAdvantage Loyalty IP Ltd. Initial Term Loan, TSFR3M + 4.750%	10.336%	4/20/28	28	29
[10]	Bausch + Lomb Corp. Initial Term Loan, TSFR1M + 3.250%	8.669%	5/10/27	5	5
[10]	Cloud Software Group Inc. First Lien Dollar Term Loan B, TSFR3M + 4.500%	9.909%	3/30/29	3	3
[10,11]	Cotiviti Inc. Initial Term Loan, TSFR1M + 3.250%	—%	5/1/31	3	3
[10]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	9.402%	7/21/28	20	20
[10]	Hub International Ltd. Incremental Term Loan, TSFR3M + 3.250%	8.575%	6/20/30	2	2
29

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	9.177%	3/1/29	10	10
[10]	Medline Borrower LP Refinancing Term Loan, TSFR1M + 2.750%	8.068%	10/23/28	14	14
[10]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	7.666%	3/22/29	3	3
[10]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	7.666%	3/22/29	7	8
					97
Total Floating Rate Loan Interests (Cost $186)					189
Sovereign Bonds (17.5%)
Azerbaijan (0.1%)
[4,12]	Southern Gas Corridor CJSC	6.875%	3/24/26	475	477
Belgium (0.2%)
[5]	Kingdom of Belgium	4.875%	6/10/55	1,286	1,229
Bermuda (0.1%)
[4]	Bermuda	5.000%	7/15/32	500	474
Bulgaria (0.1%)
[7]	Republic of Bulgaria	4.375%	5/13/31	337	374
Canada (2.7%)
[13]	Canadian Government Bond	4.500%	2/1/26	1,613	1,172
[13]	Canadian Government Bond	3.000%	4/1/26	1,294	917
[13]	Canadian Government Bond	2.750%	9/1/27	4,547	3,174
[13]	Canadian Government Bond	3.250%	12/1/33	628	435
[13]	Canadian Government Bond	4.000%	6/1/41	885	662
[13]	Canadian Government Bond	3.500%	12/1/45	536	376
[13]	Canadian Government Bond	2.750%	12/1/48	474	291
[13]	Canadian Government Bond	1.750%	12/1/53	573	272
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	755
[4,5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	324
	Province of Quebec	4.500%	4/3/29	2,682	2,626
[4,7]	Province of Quebec	3.125%	3/27/34	3,120	3,277
					14,281
Chile (0.2%)
[4,5]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	820	795
[4]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	237
					1,032
Costa Rica (0.0%)
[4,5]	Republic of Costa Rica	7.300%	11/13/54	190	198
France (0.1%)
[4,5]	Electricite de France SA	5.700%	5/23/28	315	316
[4,5]	Electricite de France SA	6.250%	5/23/33	240	246
[4,7]	Societe Des Grands Projets EPIC	0.700%	10/15/60	500	210
					772
Georgia (0.1%)
[4]	Republic of Georgia	2.750%	4/22/26	500	463
Germany (0.8%)
[7]	Federal Republic of Germany	2.400%	11/15/30	1,650	1,740
[7]	Federal Republic of Germany	4.000%	1/4/37	900	1,093
[7]	Federal Republic of Germany	1.000%	5/15/38	1,100	939
30

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Federal Republic of Germany	3.250%	7/4/42	250	285
[7]	Federal Republic of Germany	1.800%	8/15/53	378	330
					4,387
Greece (0.8%)
[5,7]	Hellenic Republic	3.375%	6/15/34	3,355	3,521
[5,7,9]	Hellenic Republic	4.125%	6/15/54	736	784
					4,305
Hungary (0.2%)
[4,7]	Republic of Hungary	4.250%	6/16/31	1,000	1,058
Iceland (0.1%)
[7]	Republic of Iceland	3.500%	3/21/34	490	525
Indonesia (0.2%)
[4,7]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	323
[7]	Republic of Indonesia	1.450%	9/18/26	545	547
					870
Israel (0.1%)
	State of Israel	5.500%	3/12/34	200	190
	State of Israel	5.750%	3/12/54	520	469
					659
Italy (0.6%)
[4,5]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	2,944	2,940
Ivory Coast (0.5%)
[4,5]	Ivory Coast Government Bond	8.250%	1/30/37	3,000	2,871
Mexico (1.3%)
	Comision Federal de Electricidad	5.000%	9/29/36	212	183
	Petroleos Mexicanos	4.500%	1/23/26	170	160
	Petroleos Mexicanos	6.750%	9/21/47	1,452	927
	Petroleos Mexicanos	6.950%	1/28/60	55	35
[4]	United Mexican States	5.400%	2/9/28	616	609
[4,14]	United Mexican States	8.500%	5/31/29	44,210	2,421
[4]	United Mexican States	6.350%	2/9/35	2,568	2,557
					6,892
Morocco (0.1%)
[4]	Kingdom of Morocco	2.375%	12/15/27	500	440
Oman (0.5%)
[4]	Oman Government Bond	4.750%	6/15/26	405	395
[4]	Oman Government Bond	6.750%	10/28/27	1,990	2,031
					2,426
Panama (0.1%)
[4]	Republic of Panama	4.300%	4/29/53	250	154
[4]	Republic of Panama	3.870%	7/23/60	800	440
					594
Paraguay (0.1%)
[4]	Paraguay Government Bond	4.950%	4/28/31	600	563
Peru (0.2%)
[4]	Petroleos del Peru SA	5.625%	6/19/47	650	395
[4]	Republic of Peru	2.783%	1/23/31	615	512
					907
31

Global Credit Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Poland (0.1%)
[4,7]	Republic of Poland	4.250%	2/14/43	200	216
[4]	Republic of Poland	5.500%	3/18/54	380	357
					573
Romania (1.0%)
[4,7]	Republic of Romania	2.125%	3/7/28	764	746
[4,7]	Republic of Romania	5.500%	9/18/28	2,000	2,180
[4,7]	Republic of Romania	1.750%	7/13/30	1,080	935
[5,7]	Republic of Romania	5.375%	3/22/31	1,130	1,198
					5,059
Saudi Arabia (0.8%)
[4,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	4,705	4,389
South Korea (0.2%)
[4]	Korea Electric Power Corp.	5.375%	4/6/26	930	926
Spain (0.4%)
[5,7]	Kingdom of Spain	3.250%	4/30/34	1,679	1,771
[5,7]	Kingdom of Spain	4.000%	10/31/54	440	473
					2,244
Supranational (4.5%)
	Asian Infrastructure Investment Bank	4.250%	3/13/34	2,025	1,927
[4,5]	Central American Bank for Economic Integration	5.000%	1/25/27	1,340	1,324
	Corp. Andina de Fomento	5.000%	1/24/29	1,560	1,527
[7]	European Investment Bank	2.875%	10/15/31	3,212	3,418
[4,7]	European Investment Bank	3.000%	7/15/33	1,056	1,120
[4,7]	European Union	2.000%	10/4/27	8,250	8,509
[4,7]	European Union	3.125%	12/4/30	1,504	1,616
[4,7]	European Union	2.625%	2/4/48	2,508	2,364
[4,7]	European Union	0.300%	11/4/50	1,484	763
[4,7]	European Union	0.700%	7/6/51	1,000	573
[4,7]	European Union	3.000%	3/4/53	664	655
					23,796
United Kingdom (1.0%)
[8]	United Kingdom	0.375%	10/22/26	900	1,017
[8]	United Kingdom	1.625%	10/22/28	913	1,020
[8]	United Kingdom	0.500%	1/31/29	600	629
[8]	United Kingdom	0.375%	10/22/30	615	603
[8]	United Kingdom	3.750%	1/29/38	200	229
[8]	United Kingdom	4.500%	12/7/42	750	909
[8]	United Kingdom	1.500%	7/22/47	295	200
[8]	United Kingdom	3.750%	10/22/53	355	371
[8]	United Kingdom	3.500%	7/22/68	90	88
					5,066
Uzbekistan (0.3%)
[4]	Republic of Uzbekistan International Bond	7.850%	10/12/28	213	218
[4]	Republic of Uzbekistan International Bond	5.375%	2/20/29	1,787	1,636
					1,854
Total Sovereign Bonds (Cost $95,335)					92,644
Taxable Municipal Bonds (0.0%)
United States (0.0%)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $317)	5.871%	11/15/39	300	296
32

Global Credit Bond Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[15]	Vanguard Market Liquidity Fund (Cost $10,088)		5.394%		100,897	10,089
		Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
	USD	BANA	7/30/24	JPY 156.500	400	7
33

Global Credit Bond Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S42-V1, Credit Protection Purchased, Pays 1.000% Quarterly	JPMC	7/17/24	0.65%	10,115	8
Total Options Purchased (Cost $13)					15
Total Investments (98.7%) (Cost $542,710)					524,033
Other Assets and Liabilities—Net (1.3%)					6,660
Net Assets (100%)					530,693
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $721,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,186,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $67,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the aggregate value was $62,743,000, representing 11.8% of net assets.
6	Face amount denominated in Australian dollars.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2024.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Represents an unsettled loan as of April 30, 2024. The coupon rate is not known until the settlement date.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in Canadian dollars.
14	Face amount denominated in Mexican pesos.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
JPMC—JPMorgan Chase Bank, N.A.
JPY—Japanese yen.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.
34

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	72	14,591	(39)
5-Year Government of Canada Bond	June 2024	35	2,786	(47)
5-Year U.S. Treasury Note	June 2024	104	10,893	(10)
10-Year Government of Canada Bond	June 2024	19	1,615	(45)
10-Year U.S. Treasury Note	June 2024	157	16,868	(290)
AUD 5-Year Treasury Bond	June 2024	5	293	(6)
Euro-Schatz	June 2024	30	3,365	(1)
Long U.S. Treasury Bond	June 2024	52	5,918	(135)
				(573)

Short Futures Contracts
10-Year Japanese Government Bond	June 2024	(7)	(6,413)	56
AUD 3-Year Treasury Bond	June 2024	(9)	(615)	8
AUD 10-Year Treasury Bond	June 2024	(19)	(1,385)	39
Euro-Bobl	June 2024	(121)	(15,035)	96
Euro-Bund	June 2024	(15)	(2,082)	6
Euro-Buxl	June 2024	(8)	(1,101)	8
Euro-OAT	June 2024	(7)	(937)	10
Long Gilt	June 2024	(29)	(3,471)	25
Mini 10-Year Japanese Government Bond	June 2024	(25)	(2,290)	19
Ultra 10-Year U.S. Treasury Note	June 2024	(33)	(3,637)	14
Ultra Long U.S. Treasury Bond	June 2024	(43)	(5,141)	66
				347
				(226)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	5/2/24	AUD	10,619	USD	6,912	—	(33)
Morgan Stanley Capital Services LLC	5/2/24	AUD	51	USD	34	—	(1)
Morgan Stanley Capital Services LLC	5/2/24	AUD	42	USD	27	—	—
HSBC Bank plc	5/2/24	CAD	10,723	USD	7,816	—	(27)
35

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/3/24	CAD	32	USD	23	—	—
Morgan Stanley Capital Services LLC	5/2/24	CAD	27	USD	19	—	—
Toronto-Dominion Bank	5/2/24	CAD	22	USD	16	—	—
Morgan Stanley Capital Services LLC	5/3/24	CHF	33	USD	37	—	(1)
UBS AG	6/4/24	CHF	33	USD	37	—	—
Bank of America, N.A.	5/3/24	EUR	156,644	USD	167,658	—	(480)
State Street Bank & Trust Co.	5/3/24	EUR	6,377	USD	6,839	—	(33)
Morgan Stanley Capital Services LLC	5/3/24	EUR	4,092	USD	4,434	—	(68)
Standard Chartered Bank	5/3/24	EUR	1,124	USD	1,195	4	—
Morgan Stanley Capital Services LLC	5/3/24	EUR	827	USD	881	2	—
UBS AG	6/4/24	EUR	496	USD	530	—	—
Toronto-Dominion Bank	5/3/24	EUR	71	USD	76	—	—
Bank of America, N.A.	5/2/24	GBP	25,536	USD	31,956	—	(47)
Toronto-Dominion Bank	5/2/24	GBP	684	USD	850	4	—
Bank of America, N.A.	6/4/24	GBP	104	USD	130	—	—
Toronto-Dominion Bank	5/2/24	GBP	48	USD	61	—	—
Credit Agricole CIB	5/2/24	JPY	11,542	USD	75	—	(2)
Morgan Stanley Capital Services LLC	5/2/24	JPY	4,939	USD	33	—	(2)
State Street Bank & Trust Co.	6/4/24	JPY	4,682	USD	30	—	—
State Street Bank & Trust Co.	5/2/24	JPY	3,208	USD	21	—	—
Toronto-Dominion Bank	5/3/24	MXN	41,035	USD	2,406	—	(11)
HSBC Bank plc	5/2/24	USD	6,960	AUD	10,712	21	—
State Street Bank & Trust Co.	6/4/24	USD	6,919	AUD	10,619	33	—
HSBC Bank plc	6/3/24	USD	7,820	CAD	10,723	26	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	7,800	CAD	10,597	103	—
UBS AG	5/2/24	USD	29	CAD	39	—	—
UBS AG	5/2/24	USD	28	CAD	39	—	—
Standard Chartered Bank	5/2/24	USD	27	CAD	37	—	—
Morgan Stanley Capital Services LLC	5/2/24	USD	26	CAD	35	—	—
36

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	5/2/24	USD	18	CAD	24	—	—
UBS AG	5/3/24	USD	36	CHF	33	—	—
State Street Bank & Trust Co.	5/3/24	USD	173,208	EUR	160,404	2,019	—
Bank of America, N.A.	6/4/24	USD	163,168	EUR	152,285	427	—
Toronto-Dominion Bank	5/3/24	USD	4,523	EUR	4,243	—	(6)
HSBC Bank plc	5/3/24	USD	2,546	EUR	2,381	5	—
Morgan Stanley Capital Services LLC	5/3/24	USD	1,714	EUR	1,586	21	—
Toronto-Dominion Bank	5/3/24	USD	1,354	EUR	1,267	3	—
Credit Agricole CIB	5/3/24	USD	668	EUR	623	3	—
JPMorgan Chase Bank, N.A.	5/3/24	USD	457	EUR	426	2	—
Morgan Stanley Capital Services LLC	5/3/24	USD	440	EUR	413	—	(1)
Bank of America, N.A.	6/4/24	USD	31,961	GBP	25,536	47	—
State Street Bank & Trust Co.	5/2/24	USD	27,325	GBP	21,647	275	—
Bank of America, N.A.	5/2/24	USD	2,804	GBP	2,247	—	(5)
BNP Paribas	5/2/24	USD	1,220	GBP	981	—	(6)
HSBC Bank plc	5/2/24	USD	791	GBP	634	—	(2)
State Street Bank & Trust Co.	5/2/24	USD	705	GBP	567	—	(4)
Citibank, N.A.	5/2/24	USD	239	GBP	190	1	—
Bank of America, N.A.	5/2/24	USD	46	JPY	6,936	2	—
State Street Bank & Trust Co.	5/2/24	USD	30	JPY	4,682	—	—
Deutsche Bank AG	5/2/24	USD	19	JPY	2,878	1	—
JPMorgan Chase Bank, N.A.	5/2/24	USD	18	JPY	2,703	—	—
UBS AG	5/2/24	USD	16	JPY	2,489	—	—
Goldman Sachs Bank USA	5/3/24	USD	2,462	MXN	41,035	68	—
37

Global Credit Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	6/4/24	USD	2,394	MXN	41,035	12	—
Toronto-Dominion Bank	6/20/24	GBP	285	SEK	3,774	13	—
						3,092	(729)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S42-V1	6/20/29	USD	24,770	1.000	552	4
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Purchased
Bouygues SA	6/20/28	JPMC	3,500[2]	(1.000)	(111)	(61)	—	(50)
Republic of Peru	6/20/29	JPMC	690	(1.000)	(6)	(10)	4	—
Standard Chartered plc	12/20/28	MSCS	400[2]	(1.000)	(8)	(3)	—	(5)
38

Global Credit Bond Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Unibail-Rodamco-Westfield SE	6/20/28	BARC	600[2]	(1.000)	(4)	39	—	(43)
Unibail-Rodamco-Westfield SE	6/20/28	JPMC	600[2]	(1.000)	(3)	27	—	(30)
					(132)	(8)	4	(128)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
At April 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,619,000 and cash of $10,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350[1]	5.200[2]	(4.274)[3]	27	27
4/22/26	4/22/25[4]	2,057,400[5]	0.000[6]	(0.525)[7]	(5)	(5)
3/11/34	N/A	870[8]	3.326[3]	(3.889)[9]	48	48
8/15/39	6/3/24[4]	1,605[10]	3.868[3]	(0.000)[11]	(73)	(73)
					(3)	(3)
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
5 Notional amount denominated in Japanese yen.
6 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid at maturity.
7 Interest payment received/paid at maturity.
8 Notional amount denominated in euro.
9 Based on Euro Short Term Rate as of the most recent reset date. Interest payment received/paid annually.
10 Notional amount denominated in U.S. dollar.
11 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Global Credit Bond Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $532,622)	513,944
Affiliated Issuers (Cost $10,088)	10,089
Total Investments in Securities	524,033
Investment in Vanguard	16
Foreign Currency, at Value (Cost $379)	376
Receivables for Investment Securities Sold	3,832
Receivables for Accrued Income	6,459
Receivables for Capital Shares Issued	839
Swap Premiums Paid	66
Unrealized Appreciation—Forward Currency Contracts	3,092
Unrealized Appreciation—Over-the-Counter Swap Contracts	4
Total Assets	538,717
Liabilities
Due to Custodian	1,408
Payables for Investment Securities Purchased	5,404
Payables for Capital Shares Redeemed	173
Payables to Vanguard	57
Swap Premiums Received	74
Variation Margin Payable—Futures Contracts	16
Variation Margin Payable—Centrally Cleared Swap Contracts	35
Unrealized Depreciation—Forward Currency Contracts	729
Unrealized Depreciation—Over-the-Counter Swap Contracts	128
Total Liabilities	8,024
Net Assets	530,693
At April 30, 2024, net assets consisted of:

Paid-in Capital	570,899
Total Distributable Earnings (Loss)	(40,206)
Net Assets	530,693

Investor Shares—Net Assets
Applicable to 4,808,873 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,627
Net Asset Value Per Share—Investor Shares	$9.28

Admiral Shares—Net Assets
Applicable to 26,187,360 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	486,066
Net Asset Value Per Share—Admiral Shares	$18.56
See accompanying Notes, which are an integral part of the Financial Statements.
40

Global Credit Bond Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Interest[1]	9,367
Total Income	9,367
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative—Investor Shares	61
Management and Administrative—Admiral Shares	367
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	9
Custodian Fees	28
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	—
Other Expenses	13
Total Expenses	515
Net Investment Income	8,852
Realized Net Gain (Loss)
Investment Securities Sold[1]	499
Futures Contracts	574
Options Purchased	15
Swap Contracts	102
Forward Currency Contracts	(400)
Foreign Currencies	(3)
Realized Net Gain (Loss)	787
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,666
Futures Contracts	(225)
Options Purchased	2
Swap Contracts	(168)
Forward Currency Contracts	1,773
Foreign Currencies	(31)
Change in Unrealized Appreciation (Depreciation)	10,017
Net Increase (Decrease) in Net Assets Resulting from Operations	19,656
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $227,000, less than $1,000, less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
41

Global Credit Bond Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,852	12,044
Realized Net Gain (Loss)	787	(17,600)
Change in Unrealized Appreciation (Depreciation)	10,017	14,595
Net Increase (Decrease) in Net Assets Resulting from Operations	19,656	9,039
Distributions
Investor Shares	(995)	(1,525)
Admiral Shares	(8,660)	(10,405)
Total Distributions	(9,655)	(11,930)
Capital Share Transactions
Investor Shares	5,430	1,882
Admiral Shares	205,022	47,351
Net Increase (Decrease) from Capital Share Transactions	210,452	49,233
Total Increase (Decrease)	220,453	46,342
Net Assets
Beginning of Period	310,240	263,898
End of Period	530,693	310,240
See accompanying Notes, which are an integral part of the Financial Statements.
42

Global Credit Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,				November 15, 2018[1] to October 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.89	$8.93	$11.02	$11.26	$11.09	$10.00
Investment Operations
Net Investment Income[2]	.205	.370	.214	.176	.231	.287
Net Realized and Unrealized Gain (Loss) on Investments	.402	(.044)	(1.956)	.059	.619	1.045
Total from Investment Operations	.607	.326	(1.742)	.235	.850	1.332
Distributions
Dividends from Net Investment Income	(.217)	(.366)	(.182)	(.217)	(.338)	(.242)
Distributions from Realized Capital Gains	—	—	(.166)	(.258)	(.342)	—
Total Distributions	(.217)	(.366)	(.348)	(.475)	(.680)	(.242)
Net Asset Value, End of Period	$9.28	$8.89	$8.93	$11.02	$11.26	$11.09
Total Return[3]	6.80%	3.58%	-16.15%	2.07%	8.10%	13.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$38	$36	$46	$41	$31
Ratio of Total Expenses to Average Net Assets	0.35%	0.35%[4]	0.35%[4]	0.35%	0.35%	0.35%[5]
Ratio of Net Investment Income to Average Net Assets	4.39%	4.00%	2.14%	1.59%	2.11%	2.78%[5]
Portfolio Turnover Rate	78%	178%[6]	124%	128%[6]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Annualized.
6	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
43

Global Credit Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,				November 15, 2018[1] to October 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.79	$17.87	$22.04	$22.52	$22.19	$20.00
Investment Operations
Net Investment Income[2]	.419	.760	.449	.375	.485	.591
Net Realized and Unrealized Gain (Loss) on Investments	.795	(.089)	(3.901)	.117	1.228	2.101
Total from Investment Operations	1.214	.671	(3.452)	.492	1.713	2.692
Distributions
Dividends from Net Investment Income	(.444)	(.751)	(.385)	(.456)	(.699)	(.502)
Distributions from Realized Capital Gains	—	—	(.333)	(.516)	(.684)	—
Total Distributions	(.444)	(.751)	(.718)	(.972)	(1.383)	(.502)
Net Asset Value, End of Period	$18.56	$17.79	$17.87	$22.04	$22.52	$22.19
Total Return[3]	6.79%	3.69%	-16.02%	2.18%	8.16%	13.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$486	$273	$228	$233	$221	$177
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%[4]	0.25%[4]	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	4.49%	4.12%	2.26%	1.69%	2.21%	2.88%[5]
Portfolio Turnover Rate	78%	178%[6]	124%	128%[6]	264%	284%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Annualized.
6	Includes 12% and 13%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
44

Global Credit Bond Fund
Notes to Financial Statements
Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate.
45

Global Credit Bond Fund
Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
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Global Credit Bond Fund
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2024, the fund’s average value of investments in options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at April 30, 2024.
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not
47

Global Credit Bond Fund
recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended April 30, 2024, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 12% and 7% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral
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Global Credit Bond Fund
received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2024, the fund’s average investment in forward currency contracts represented 122% of net assets, based on the average of the notional amounts at each quarter-end during the period.
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
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Global Credit Bond Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended April 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 5% and 2% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 5% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
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Global Credit Bond Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsettings Arrangements, by Counterparty
Bank of America, N.A.	483	532	(49)	—	—	—
Barclays Bank plc	—	43	(43)	—	—	—
BNP Paribas	—	6	(6)	—	—	—
Citibank, N.A.	1	—	1	—	—	1
Credit Agricole CIB	3	2	1	—	—	1
Deutsche Bank AG	1	—	1	—	—	1
Goldman Sachs Bank USA	68	—	68	—	73	—
HSBC Bank plc	52	29	23	—	10	13
JPMorgan Chase Bank, N.A.	117	80	37	67	—	37
Morgan Stanley Capital Services LLC	23	78	(55)	—	—	—
Standard Chartered Bank	4	—	4	—	—	4
State Street Bank & Trust Co.	2,327	70	2,257	—	1,546	711
Toronto-Dominion Bank	32	17	15	—	—	15
Centrally Cleared Swap Contracts	—	35	(35)	721	—	—
Exchange-Traded Futures Contracts	—	16	(16)	1,186	—	—
Total	3,111	908	2,203	1,974	1,629	783
1	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2	Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund's security holdings in the Schedule of Investments.
3	Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Global Credit Bond Fund
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
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Global Credit Bond Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,063	—	20,063
Asset-Backed/Commercial Mortgage-Backed Securities	—	140	—	140
Corporate Bonds	—	400,597	—	400,597
Floating Rate Loan Interests	—	189	—	189
Sovereign Bonds	—	92,644	—	92,644
Taxable Municipal Bonds	—	296	—	296
Temporary Cash Investments	10,089	—	—	10,089
Options Purchased	—	15	—	15
Total	10,089	513,944	—	524,033

Derivative Financial Instruments
Assets
Futures Contracts[1]	347	—	—	347
Forward Currency Contracts	—	3,092	—	3,092
Swap Contracts	79[1]	4	—	83
Total	426	3,096	—	3,522
Liabilities
Futures Contracts[1]	573	—	—	573
Forward Currency Contracts	—	729	—	729
53

Global Credit Bond Fund
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Swap Contracts	78[1]	128	—	206
Total	651	857	—	1,508
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At April 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Securities, at Value—Unaffiliated Issuers (Options Purchased)	—	7	8	15
Swap Premiums Paid	—	—	66	66
Unrealized Appreciation—Futures Contracts[1]	347	—	—	347
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	75	—	4	79
Unrealized Appreciation—Forward Currency Contracts	—	3,092	—	3,092
Unrealized Appreciation—Over-the-Counter Swap Contracts	—	—	4	4
Total Assets	422	3,099	82	3,603

Swap Premiums Received	—	—	74	74
Unrealized Depreciation—Futures Contracts[1]	573	—	—	573
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	78	—	—	78
Unrealized Depreciation—Forward Currency Contracts	—	729	—	729
Unrealized Depreciation—Over-the-Counter Swap Contracts	—	—	128	128
Total Liabilities	651	729	202	1,582
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
54

Global Credit Bond Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	574	—	—	574
Options Purchased	17	(2)	—	15
Swap Contracts	16	—	86	102
Forward Currency Contracts	—	(400)	—	(400)
Realized Net Gain (Loss) on Derivatives	607	(402)	86	291

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(225)	—	—	(225)
Options Purchased	—	2	—	2
Swap Contracts	(77)	—	(91)	(168)
Forward Currency Contracts	—	1,773	—	1,773
Change in Unrealized Appreciation (Depreciation) on Derivatives	(302)	1,775	(91)	1,382
E.  As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	540,435
Gross Unrealized Appreciation	7,740
Gross Unrealized Depreciation	(22,136)
Net Unrealized Appreciation (Depreciation)	(14,396)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2023, the fund had available capital losses totaling $27,956,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2024, the fund purchased $455,799,000 of investment securities and sold $242,023,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $62,804,000 and $63,250,000, respectively.
55

Global Credit Bond Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	13,100	1,400	12,449	1,345
Issued in Lieu of Cash Distributions	813	86	1,281	140
Redeemed	(8,483)	(908)	(11,848)	(1,283)
Net Increase (Decrease)—Investor Shares	5,430	578	1,882	202
Admiral Shares
Issued	235,970	12,519	115,437	6,260
Issued in Lieu of Cash Distributions	6,322	334	7,143	389
Redeemed	(37,270)	(1,992)	(75,229)	(4,078)
Net Increase (Decrease)—Admiral Shares	205,022	10,861	47,351	2,571
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At April 30, 2024, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.
56

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Credit Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2018, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
57

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
58

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Charlotte Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Credit Bond Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q20252 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.